================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                    Date of reporting period: July 31, 2018

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                FORM N-Q REPORT
                                 JULY 31, 2018
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Japanese Small Company Series
   The Asia Pacific Small Company Series
   The United Kingdom Small Company Series
   The Continental Small Company Series
   The Canadian Small Company Series
   The Emerging Markets Series
   The Emerging Markets Small Cap Series
   The Tax-Managed U.S. Marketwide Value Series
   The DFA Short Term Investment Fund

NOTES TO FINANCIAL STATEMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
P.L.C.   Public Limited Company
SA       Special Assessment
ADR      American Depositary Receipt
CP       Certificate Participation
GDR      Global Depositary Receipt
ST       Special Tax

Investment Footnotes
+        See Security Valuation Note within the Notes to Schedules of
         Investments.
#        Total or Partial Securities on Loan.
*        Non-Income Producing Securities.
@        Security purchased with cash proceeds from Securities on Loan.
(S)      Affiliated Fund.
^^       See Federal Tax Cost Note within the Notes to Schedules of Investments.
>>       Securities have generally been fair valued. See Security Valuation
         Note within the Notes to Schedules of Investments.
(r)      The adjustable/variable rate shown is effective as of July 31, 2018.
(y)      The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                       SHARES      VALUE+
                                                                                     ---------- ------------
COMMON STOCKS -- (97.2%)
CONSUMER DISCRETIONARY -- (10.8%)
#   Adient P.L.C....................................................................    324,454 $ 15,453,744
    Advance Auto Parts, Inc.........................................................    223,591   31,577,757
#   Altice USA, Inc., Class A.......................................................    416,932    7,142,045
#   Autoliv, Inc....................................................................    418,017   42,830,022
#*  AutoNation, Inc.................................................................    447,116   21,698,539
    BorgWarner, Inc.................................................................  1,060,592   48,808,444
    Carnival Corp...................................................................  1,281,250   75,901,250
#   CBS Corp., Class A..............................................................      2,065      112,542
*   Charter Communications, Inc., Class A...........................................    962,932  293,289,829
    Comcast Corp., Class A.......................................................... 21,576,111  771,993,252
*   Discovery, Inc., Class C........................................................  1,018,044   24,992,980
#*  Discovery, Inc., Class A........................................................    999,484   26,566,285
*   Dollar Tree, Inc................................................................    369,860   33,760,821
    DR Horton, Inc..................................................................  3,044,785  133,057,104
    Foot Locker, Inc................................................................    250,518   12,227,784
    Ford Motor Co................................................................... 16,051,999  161,162,070
#   Garmin, Ltd.....................................................................    500,536   31,258,473
*   GCI Liberty, Inc., Class A......................................................     59,566    2,865,720
    General Motors Co...............................................................  6,055,833  229,576,629
    Gentex Corp.....................................................................  1,372,544   31,843,021
    Goodyear Tire & Rubber Co. (The)................................................  1,549,233   37,506,931
    Hyatt Hotels Corp., Class A.....................................................    139,548   10,916,840
#   International Game Technology P.L.C.............................................     11,477      290,139
#   Kohl's Corp.....................................................................  1,636,864  120,915,144
    Lear Corp.......................................................................    334,120   60,185,036
    Lennar Corp., Class A...........................................................  1,163,622   60,822,522
    Lennar Corp., Class B...........................................................     37,985    1,640,952
#*  Liberty Broadband Corp., Class C................................................    172,660   13,721,290
#*  Liberty Broadband Corp., Class A................................................     27,366    2,171,218
#*  Liberty Media Corp.-Liberty Braves, Class C.....................................     24,606      634,097
#*  Liberty Media Corp.-Liberty Braves, Class A.....................................     13,703      352,167
#*  Liberty Media Corp.-Liberty Formula One, Class C................................     78,562    2,769,310
#*  Liberty Media Corp.-Liberty Formula One, Class A................................     39,281    1,316,306
*   Liberty Media Corp.-Liberty SiriusXM, Class C...................................    314,252   14,842,122
*   Liberty Media Corp.-Liberty SiriusXM, Class A...................................    157,126    7,406,920
*   LKQ Corp........................................................................  1,167,836   39,145,863
#   Macy's, Inc.....................................................................  2,069,880   82,236,332
*   Madison Square Garden Co. (The), Class A........................................     12,058    3,764,266
    MGM Resorts International.......................................................  2,471,336   77,525,810
*   Mohawk Industries, Inc..........................................................    582,542  109,727,611
#   Newell Brands, Inc..............................................................    686,895   17,989,780
    News Corp., Class A.............................................................    527,829    7,954,383
    News Corp., Class B.............................................................     64,856      992,297
*   Norwegian Cruise Line Holdings, Ltd.............................................  1,519,001   75,995,620
#   PulteGroup, Inc.................................................................  2,391,049   68,120,986
    PVH Corp........................................................................    445,706   68,424,785
*   Qurate Retail, Inc..............................................................  2,762,021   58,803,427
    Ralph Lauren Corp...............................................................    326,288   44,042,354
    Royal Caribbean Cruises, Ltd....................................................  1,271,015  143,319,651
#*  Skechers U.S.A., Inc., Class A..................................................    187,666    5,202,102
    Target Corp.....................................................................  1,192,437   96,205,817
    Toll Brothers, Inc..............................................................    338,804   11,946,229
#*  Veoneer, Inc....................................................................    418,017   21,862,289
#   Viacom, Inc., Class A...........................................................      3,594      123,634

THE U.S. LARGE CAP VALUE SERIES
CONTINUED



                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
    Viacom, Inc., Class B...........................................................    994,832 $   28,899,870
#   Whirlpool Corp..................................................................    544,837     71,428,131
                                                                                                --------------
TOTAL CONSUMER DISCRETIONARY........................................................             3,365,320,542
                                                                                                --------------
CONSUMER STAPLES -- (4.6%)
    Archer-Daniels-Midland Co.......................................................  1,338,015     64,572,604
    Bunge, Ltd......................................................................    657,443     45,449,035
#   Coty, Inc., Class A.............................................................    419,572      5,626,461
    Ingredion, Inc..................................................................    146,985     14,889,580
#   JM Smucker Co. (The)............................................................    897,022     99,677,085
#   Kraft Heinz Co. (The)...........................................................  1,012,962     61,030,960
    Kroger Co. (The)................................................................  1,174,580     34,062,820
    Molson Coors Brewing Co., Class B...............................................  1,008,879     67,594,893
    Mondelez International, Inc., Class A...........................................  3,622,669    157,151,381
    Pinnacle Foods, Inc.............................................................    489,872     32,537,298
#*  Post Holdings, Inc..............................................................    389,420     33,708,195
    Seaboard Corp...................................................................         13         47,294
    Tyson Foods, Inc., Class A......................................................  1,959,828    112,984,084
*   US Foods Holding Corp...........................................................  1,025,749     34,680,574
    Walgreens Boots Alliance, Inc...................................................  3,030,389    204,914,904
    Walmart, Inc....................................................................  5,346,820    477,096,749
                                                                                                --------------
TOTAL CONSUMER STAPLES..............................................................             1,446,023,917
                                                                                                --------------
ENERGY -- (14.3%)
    Anadarko Petroleum Corp.........................................................  1,005,192     73,529,795
    Andeavor........................................................................  1,297,132    194,647,628
#*  Antero Resources Corp...........................................................    415,575      8,535,911
#   Apache Corp.....................................................................  1,244,737     57,257,902
*   Apergy Corp.....................................................................    415,109     17,019,469
#   Baker Hughes a GE Co............................................................  1,033,235     35,729,266
    Chevron Corp....................................................................  5,888,364    743,523,722
#*  Concho Resources, Inc...........................................................    815,097    118,881,897
    ConocoPhillips..................................................................  2,953,181    213,131,073
#*  Continental Resources, Inc......................................................     28,197      1,800,942
    Devon Energy Corp...............................................................  1,289,160     58,025,092
#   Diamondback Energy, Inc.........................................................    325,511     42,951,176
    Exxon Mobil Corp................................................................ 13,379,812  1,090,588,476
#   Helmerich & Payne, Inc..........................................................    394,637     24,210,980
#   Hess Corp.......................................................................    918,391     60,274,001
    HollyFrontier Corp..............................................................  1,171,912     87,401,197
    Kinder Morgan, Inc..............................................................  7,052,891    125,400,402
    Marathon Oil Corp...............................................................  5,120,488    108,144,707
    Marathon Petroleum Corp.........................................................  2,321,313    187,631,730
#   Murphy Oil Corp.................................................................    803,576     26,726,938
#   National Oilwell Varco, Inc.....................................................  1,338,190     65,062,798
#   Noble Energy, Inc...............................................................  2,491,812     89,929,495
    Occidental Petroleum Corp.......................................................  2,913,018    244,489,601
*   Parsley Energy, Inc., Class A...................................................    139,940      4,398,314
    PBF Energy, Inc., Class A.......................................................    116,600      5,445,220
    Peabody Energy Corp.............................................................    196,251      8,338,705
    Phillips 66.....................................................................    985,837    121,593,136
    Pioneer Natural Resources Co....................................................    266,553     50,450,486
    Schlumberger, Ltd...............................................................  1,535,262    103,660,890
#   Targa Resources Corp............................................................    888,728     45,387,339
    TechnipFMC P.L.C................................................................  1,601,490     52,128,500
#*  Transocean, Ltd.................................................................    400,577      5,155,426
    Valero Energy Corp..............................................................  2,730,237    323,123,549
    Williams Cos., Inc. (The).......................................................  1,196,347     35,591,323

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
ENERGY -- (Continued)
*   WPX Energy, Inc.................................................................    271,292 $    5,092,151
                                                                                                --------------
TOTAL ENERGY........................................................................             4,435,259,237
                                                                                                --------------
FINANCIALS -- (23.7%)
    Aflac, Inc......................................................................  2,661,690    123,875,053
    Alleghany Corp..................................................................     32,159     20,236,694
    Allstate Corp. (The)............................................................    955,676     90,903,901
    Ally Financial, Inc.............................................................  2,960,989     79,236,066
    American Financial Group, Inc...................................................    365,368     41,173,320
    American International Group, Inc...............................................  1,977,587    109,182,578
#*  Arch Capital Group, Ltd.........................................................    538,218     16,447,942
#   Assurant, Inc...................................................................    246,917     27,234,945
*   Athene Holding, Ltd., Class A...................................................     48,772      2,237,172
    Axis Capital Holdings, Ltd......................................................    165,056      9,335,567
    Bank of America Corp............................................................ 26,149,852    807,507,430
    Bank of New York Mellon Corp. (The).............................................  4,090,441    218,715,880
#   Bank OZK........................................................................     74,531      3,048,318
    BB&T Corp.......................................................................  2,064,663    104,905,527
*   Berkshire Hathaway, Inc., Class B...............................................  2,583,142    511,126,308
    BOK Financial Corp..............................................................      6,114        595,076
*   Brighthouse Financial, Inc......................................................    185,840      8,071,031
    Capital One Financial Corp......................................................  2,121,634    200,112,519
    Chubb, Ltd......................................................................    588,870     82,276,916
    CIT Group, Inc..................................................................    473,057     25,038,907
    Citigroup, Inc..................................................................  6,790,494    488,168,614
    Citizens Financial Group, Inc...................................................    912,076     36,282,383
#   CNA Financial Corp..............................................................    411,635     19,256,285
    Everest Re Group, Ltd...........................................................    164,894     36,004,605
    Fifth Third Bancorp.............................................................  3,989,366    118,045,340
#   First American Financial Corp...................................................    115,297      6,456,632
    Goldman Sachs Group, Inc. (The).................................................  1,210,501    287,409,252
    Hartford Financial Services Group, Inc. (The)...................................  1,691,338     89,133,513
    Huntington Bancshares, Inc......................................................  5,537,519     85,499,293
    Invesco, Ltd....................................................................    920,299     24,838,870
#   Janus Henderson Group P.L.C.....................................................     57,192      1,861,600
    Jefferies Financial Group, Inc..................................................    249,860      6,059,105
    JPMorgan Chase & Co.............................................................  8,481,366    974,933,022
    KeyCorp.........................................................................  2,339,105     48,817,121
    Lincoln National Corp...........................................................    842,198     57,353,684
    Loews Corp......................................................................  1,277,862     64,889,832
    M&T Bank Corp...................................................................    182,561     31,646,949
    MetLife, Inc....................................................................  1,856,059     84,896,139
    Morgan Stanley..................................................................  5,437,228    274,906,248
#   New York Community Bancorp, Inc.................................................  1,100,233     11,849,509
    Old Republic International Corp.................................................    816,263     17,394,564
    PacWest Bancorp.................................................................    335,209     16,834,196
#   People's United Financial, Inc..................................................    396,896      7,235,414
#   Pinnacle Financial Partners, Inc................................................     44,579      2,786,187
    PNC Financial Services Group, Inc. (The)........................................  1,296,989    187,842,917
    Principal Financial Group, Inc..................................................  1,447,757     84,085,727
#   Prosperity Bancshares, Inc......................................................     69,192      4,853,819
    Prudential Financial, Inc.......................................................    983,255     99,220,262
    Regions Financial Corp..........................................................  6,233,501    116,005,454
    Reinsurance Group of America, Inc...............................................    283,975     40,182,462
    RenaissanceRe Holdings, Ltd.....................................................    118,695     15,649,936
    Santander Consumer USA Holdings, Inc............................................    601,988     11,582,249
    State Street Corp...............................................................    294,471     26,004,734
#   SunTrust Banks, Inc.............................................................  1,285,995     92,681,660
    Synchrony Financial.............................................................    196,418      5,684,337

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
FINANCIALS -- (Continued)
    Travelers Cos., Inc. (The)......................................................  1,165,331 $  151,656,176
    Unum Group......................................................................  1,204,396     47,850,653
    Voya Financial, Inc.............................................................    184,436      9,317,707
    Wells Fargo & Co................................................................ 19,049,586  1,091,350,782
#   WR Berkley Corp.................................................................    377,916     28,649,812
    XL Group, Ltd...................................................................    950,991     53,474,224
#   Zions Bancorporation............................................................    922,609     47,698,885
                                                                                                --------------
TOTAL FINANCIALS....................................................................             7,387,611,303
                                                                                                --------------
HEALTHCARE -- (15.2%)
    Abbott Laboratories.............................................................  4,212,247    276,070,668
    Aetna, Inc......................................................................  1,816,031    342,122,080
    Allergan P.L.C..................................................................    496,938     91,481,316
    Anthem, Inc.....................................................................  1,376,563    348,270,439
*   Bio-Rad Laboratories, Inc., Class A.............................................     19,244      5,901,173
    Cardinal Health, Inc............................................................    318,990     15,933,551
*   Centene Corp....................................................................  1,211,523    157,897,793
    Cigna Corp......................................................................    403,350     72,369,057
    CVS Health Corp.................................................................  4,700,064    304,846,151
    Danaher Corp....................................................................  1,941,360    199,144,709
*   DaVita, Inc.....................................................................  1,127,259     79,223,763
#   DENTSPLY SIRONA, Inc............................................................    220,294     10,598,344
*   Express Scripts Holding Co......................................................  2,740,464    217,757,269
    Humana, Inc.....................................................................    671,308    210,911,547
*   IQVIA Holdings, Inc.............................................................    547,935     66,815,194
*   Laboratory Corp. of America Holdings............................................    740,399    129,821,561
    McKesson Corp...................................................................    559,086     70,221,202
*   MEDNAX, Inc.....................................................................    362,451     15,509,278
    Medtronic P.L.C.................................................................  4,359,974    393,400,454
*   Mylan NV........................................................................  2,570,144     95,892,073
#   PerkinElmer, Inc................................................................    110,802      8,773,302
#   Perrigo Co. P.L.C...............................................................    386,345     31,108,499
    Pfizer, Inc..................................................................... 26,649,121  1,064,099,402
    Quest Diagnostics, Inc..........................................................    954,608    102,830,374
#   STERIS P.L.C....................................................................    205,361     23,507,674
    Thermo Fisher Scientific, Inc...................................................  1,073,774    251,832,216
*   United Therapeutics Corp........................................................    205,248     25,227,032
#   Universal Health Services, Inc., Class B........................................    508,954     62,143,283
*   WellCare Health Plans, Inc......................................................     37,453     10,015,681
    Zimmer Biomet Holdings, Inc.....................................................    377,067     47,329,450
                                                                                                --------------
TOTAL HEALTHCARE....................................................................             4,731,054,535
                                                                                                --------------
INDUSTRIALS -- (7.9%)
#*  AECOM...........................................................................    580,731     19,489,332
    AGCO Corp.......................................................................    472,685     29,788,609
#   Alaska Air Group, Inc...........................................................     92,315      5,800,151
#   AMERCO..........................................................................     61,718     23,272,623
    Arconic, Inc....................................................................  1,964,153     42,602,479
    Carlisle Cos., Inc..............................................................    360,401     44,271,659
    Copa Holdings SA, Class A.......................................................    110,606     10,766,388
    Cummins, Inc....................................................................    175,294     25,033,736
    Curtiss-Wright Corp.............................................................     29,500      3,924,385
    Delta Air Lines, Inc............................................................  2,950,569    160,569,965
    Dover Corp......................................................................    830,218     68,891,490
    Eaton Corp. P.L.C...............................................................  1,816,899    151,111,490
    EMCOR Group, Inc................................................................     10,035        772,193
    FedEx Corp......................................................................    312,762     76,898,793
#   Flowserve Corp..................................................................     72,916      3,232,366

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
INDUSTRIALS -- (Continued)
    Fluor Corp......................................................................    906,547 $   46,460,534
    General Electric Co.............................................................  2,163,101     29,483,067
#*  Genesee & Wyoming, Inc., Class A................................................     39,860      3,427,960
    Ingersoll-Rand P.L.C............................................................    830,409     81,803,591
    Jacobs Engineering Group, Inc...................................................    401,182     27,131,939
#*  JetBlue Airways Corp............................................................  2,305,410     41,497,380
    Johnson Controls International P.L.C............................................  2,057,773     77,187,065
    Kansas City Southern............................................................    676,598     78,668,049
#   Knight-Swift Transportation Holdings, Inc.......................................     72,938      2,374,132
    L3 Technologies, Inc............................................................    393,299     84,339,038
    ManpowerGroup, Inc..............................................................    425,572     39,688,845
    Nielsen Holdings P.L.C..........................................................    809,304     19,067,202
    Norfolk Southern Corp...........................................................  1,385,379    234,129,051
*   nVent Electric P.L.C............................................................  1,075,245     29,461,713
    Oshkosh Corp....................................................................    454,128     34,173,132
    Owens Corning...................................................................    878,164     54,639,364
    PACCAR, Inc.....................................................................    585,045     38,449,157
#   Pentair P.L.C...................................................................  1,092,445     48,777,669
*   Quanta Services, Inc............................................................    749,677     25,541,495
    Republic Services, Inc..........................................................  1,929,874    139,877,268
    Rockwell Collins, Inc...........................................................     10,306      1,432,431
#   Snap-on, Inc....................................................................    160,918     27,290,084
    Southwest Airlines Co...........................................................     89,963      5,232,248
    Spirit AeroSystems Holdings, Inc., Class A......................................      9,364        873,193
    Stanley Black & Decker, Inc.....................................................    864,519    129,219,655
#*  Stericycle, Inc.................................................................    176,533     12,332,595
*   Teledyne Technologies, Inc......................................................     16,413      3,601,340
    Textron, Inc....................................................................  1,940,539    132,480,598
    Trinity Industries, Inc.........................................................    210,820      8,032,242
*   United Continental Holdings, Inc................................................  1,696,416    136,391,846
    United Technologies Corp........................................................    453,549     61,564,741
*   USG Corp........................................................................    231,469     10,004,090
#   Wabtec Corp.....................................................................    256,124     28,255,600
#*  XPO Logistics, Inc..............................................................    827,725     82,540,737
                                                                                                --------------
TOTAL INDUSTRIALS...................................................................             2,441,854,710
                                                                                                --------------
INFORMATION TECHNOLOGY -- (11.9%)
*   Akamai Technologies, Inc........................................................     44,939      3,382,109
#   Amdocs, Ltd.....................................................................    584,213     39,481,114
    Analog Devices, Inc.............................................................    187,798     18,054,900
*   ARRIS International P.L.C.......................................................    839,758     21,212,287
*   Arrow Electronics, Inc..........................................................    652,120     49,456,781
    Avnet, Inc......................................................................    494,284     21,674,353
    Broadcom, Inc...................................................................    133,818     29,676,818
    CA, Inc.........................................................................  3,016,908    133,377,503
    Cisco Systems, Inc.............................................................. 13,638,597    576,776,267
    Corning, Inc....................................................................  3,685,701    122,291,559
#   Cypress Semiconductor Corp......................................................    137,933      2,456,587
*   Dell Technologies, Inc., Class V................................................    703,394     65,078,013
    Dolby Laboratories, Inc., Class A...............................................     16,857      1,086,434
    DXC Technology Co...............................................................  1,076,074     91,186,511
#*  EchoStar Corp., Class A.........................................................     14,785        665,177
    Fidelity National Information Services, Inc.....................................  1,297,798    133,841,908
*   First Solar, Inc................................................................     39,472      2,066,359
*   Flex, Ltd.......................................................................  1,552,059     21,666,744
    FLIR Systems, Inc...............................................................     82,668      4,844,345
    Hewlett Packard Enterprise Co...................................................  8,584,822    132,549,652
    HP, Inc.........................................................................  9,619,949    222,028,423
    Intel Corp...................................................................... 22,880,867  1,100,569,703

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                       SHARES       VALUE+
                                                                                     ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
    Jabil, Inc......................................................................    917,888 $   25,856,905
    Juniper Networks, Inc...........................................................  2,634,266     69,386,566
#   Lam Research Corp...............................................................    233,155     44,448,669
    Leidos Holdings, Inc............................................................    665,010     45,499,984
    LogMeIn, Inc....................................................................     20,640      1,672,872
    Marvell Technology Group, Ltd...................................................    884,360     18,845,712
*   Micron Technology, Inc..........................................................  5,266,057    277,995,149
    MKS Instruments, Inc............................................................    204,772     19,310,000
#*  Nuance Communications, Inc......................................................     14,368        212,215
*   ON Semiconductor Corp...........................................................    584,145     12,880,397
    Perspecta, Inc..................................................................    537,446     11,662,578
#*  Qorvo, Inc......................................................................    459,460     37,565,449
    QUALCOMM, Inc...................................................................  1,564,601    100,275,278
    SS&C Technologies Holdings, Inc.................................................    122,197      6,484,995
    SYNNEX Corp.....................................................................    157,961     15,238,498
*   Synopsys, Inc...................................................................      6,555        586,214
    TE Connectivity, Ltd............................................................    831,307     77,785,396
    Western Digital Corp............................................................  1,222,328     85,746,309
*   Worldpay, Inc., Class A.........................................................    263,438     21,651,969
    Xerox Corp......................................................................  1,739,519     45,175,308
                                                                                                --------------
TOTAL INFORMATION TECHNOLOGY........................................................             3,711,704,010
                                                                                                --------------
MATERIALS -- (4.3%)
    Air Products & Chemicals, Inc...................................................    181,549     29,804,899
#   Albemarle Corp..................................................................    492,856     46,427,035
#*  Alcoa Corp......................................................................    738,962     31,974,886
    Ashland Global Holdings, Inc....................................................    376,541     30,917,781
#   Ball Corp.......................................................................    481,524     18,764,990
    CF Industries Holdings, Inc.....................................................  1,279,879     56,852,225
    DowDuPont, Inc..................................................................  2,747,562    188,949,839
    Eastman Chemical Co.............................................................  1,053,642    109,178,384
    Freeport-McMoRan, Inc...........................................................  4,951,916     81,706,614
    Huntsman Corp...................................................................    607,531     20,370,514
    International Paper Co..........................................................    257,489     13,834,884
#   Martin Marietta Materials, Inc..................................................    142,628     28,442,876
    Mosaic Co. (The)................................................................  1,232,432     37,108,527
    Newmont Mining Corp.............................................................  2,786,562    102,211,094
    Nucor Corp......................................................................  2,499,919    167,319,579
    Olin Corp.......................................................................    958,374     28,281,617
    Reliance Steel & Aluminum Co....................................................    456,094     41,139,679
#   Royal Gold, Inc.................................................................    121,993     10,321,828
    Sonoco Products Co..............................................................     27,518      1,536,055
    Steel Dynamics, Inc.............................................................  1,698,064     79,961,834
#   United States Steel Corp........................................................  1,062,648     38,712,267
#   Valvoline, Inc..................................................................  1,033,732     23,352,006
#   Vulcan Materials Co.............................................................    337,954     37,850,848
#   Westlake Chemical Corp..........................................................    364,378     39,068,609
    WestRock Co.....................................................................  1,056,585     61,260,798
                                                                                                --------------
TOTAL MATERIALS.....................................................................             1,325,349,668
                                                                                                --------------
REAL ESTATE -- (0.2%)
#*  Howard Hughes Corp. (The).......................................................     13,201      1,789,395
    Jones Lang LaSalle, Inc.........................................................    287,864     49,227,623
                                                                                                --------------
TOTAL REAL ESTATE...................................................................                51,017,018
                                                                                                --------------
TELECOMMUNICATIONS SERVICES -- (4.1%)
    AT&T, Inc....................................................................... 34,554,864  1,104,719,002
#   CenturyLink, Inc................................................................  6,106,226    114,613,862

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                         SHARES        VALUE+
                                                                                       ----------- ---------------
TELECOMMUNICATIONS SERVICES -- (Continued)
#*    Sprint Corp.....................................................................   2,014,058 $    10,936,335
*     T-Mobile US, Inc................................................................     960,615      57,636,900
                                                                                                   ---------------
TOTAL TELECOMMUNICATIONS SERVICES.....................................................               1,287,906,099
                                                                                                   ---------------
UTILITIES -- (0.2%)
      MDU Resources Group, Inc........................................................     119,163       3,455,727
      NRG Energy, Inc.................................................................   1,445,428      45,776,705
*     Vistra Energy Corp..............................................................     829,609      18,749,163
                                                                                                   ---------------
TOTAL UTILITIES.......................................................................                  67,981,595
                                                                                                   ---------------
TOTAL COMMON STOCKS...................................................................              30,251,082,634
                                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund, 1.830%............ 267,500,504     267,500,504
                                                                                                   ---------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund..................................................  51,313,319     593,746,412
                                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $21,598,563,874)^^............................................................             $31,112,329,550
                                                                                                   ===============

At July 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,505    09/21/18  $209,188,934 $211,986,775   $2,797,841
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $209,188,934 $211,986,775   $2,797,841
                                               ============ ============   ==========

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary...... $ 3,365,320,542           --   --    $ 3,365,320,542
   Consumer Staples............   1,446,023,917           --   --      1,446,023,917
   Energy......................   4,435,259,237           --   --      4,435,259,237
   Financials..................   7,387,611,303           --   --      7,387,611,303
   Healthcare..................   4,731,054,535           --   --      4,731,054,535
   Industrials.................   2,441,854,710           --   --      2,441,854,710
   Information Technology......   3,711,704,010           --   --      3,711,704,010
   Materials...................   1,325,349,668           --   --      1,325,349,668
   Real Estate.................      51,017,018           --   --         51,017,018
   Telecommunications Services.   1,287,906,099           --   --      1,287,906,099
   Utilities...................      67,981,595           --   --         67,981,595
Temporary Cash Investments.....     267,500,504           --   --        267,500,504
Securities Lending Collateral..              -- $593,746,412   --        593,746,412
Futures Contracts**............       2,797,841           --   --          2,797,841
                                --------------- ------------   --    ---------------
TOTAL.......................... $30,521,380,979 $593,746,412   --    $31,115,127,391
                                =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (5.4%)
    AMP, Ltd........................................................................  1,247,284 $  3,154,415
    Aurizon Holdings, Ltd...........................................................  1,715,379    5,810,161
#   Australia & New Zealand Banking Group, Ltd......................................  9,219,149  200,421,274
    Bank of Queensland, Ltd.........................................................  1,460,244   12,072,160
    Bendigo & Adelaide Bank, Ltd....................................................  1,916,882   16,696,640
    BHP Billiton, Ltd...............................................................  1,275,802   33,319,513
    BlueScope Steel, Ltd............................................................  3,157,074   41,483,507
    Boral, Ltd......................................................................  2,143,656   10,593,892
    Crown Resorts, Ltd..............................................................    145,826    1,464,510
    Downer EDI, Ltd.................................................................  2,237,731   12,291,667
    Fortescue Metals Group, Ltd..................................................... 10,205,435   33,193,629
#   Harvey Norman Holdings, Ltd.....................................................    999,067    2,638,415
    Incitec Pivot, Ltd..............................................................  6,722,266   18,953,856
    LendLease Group.................................................................  1,721,491   25,756,784
    National Australia Bank, Ltd....................................................  1,172,269   24,682,404
    Newcrest Mining, Ltd............................................................  1,330,078   21,367,796
    Oil Search, Ltd.................................................................    817,717    5,454,778
*   Origin Energy, Ltd..............................................................  3,491,113   25,330,599
    QBE Insurance Group, Ltd........................................................  3,145,991   23,624,072
*   Santos, Ltd.....................................................................  4,838,494   22,918,869
    South32, Ltd., ADR..............................................................    328,024    4,382,401
    South32, Ltd.................................................................... 16,666,560   44,356,096
    Star Entertainment Grp, Ltd. (The)..............................................  4,646,581   17,143,649
    Suncorp Group, Ltd..............................................................  2,284,200   25,415,523
    Tabcorp Holdings, Ltd...........................................................  1,294,841    4,497,252
#   Whitehaven Coal, Ltd............................................................  4,254,147   17,194,913
    Woodside Petroleum, Ltd.........................................................  3,272,566   87,715,910
                                                                                                ------------
TOTAL AUSTRALIA.....................................................................             741,934,685
                                                                                                ------------
AUSTRIA -- (0.1%)
    Erste Group Bank AG.............................................................     29,693    1,282,480
    Raiffeisen Bank International AG................................................    160,265    5,344,064
    Voestalpine AG..................................................................     21,645    1,083,013
                                                                                                ------------
TOTAL AUSTRIA.......................................................................               7,709,557
                                                                                                ------------
BELGIUM -- (1.0%)
    Ageas...........................................................................    642,764   34,474,759
    KBC Group NV....................................................................    565,642   43,423,485
    Solvay SA.......................................................................    311,433   42,666,499
    UCB SA..........................................................................    246,743   21,213,647
                                                                                                ------------
TOTAL BELGIUM.......................................................................             141,778,390
                                                                                                ------------
CANADA -- (8.0%)
#   ARC Resources, Ltd..............................................................    460,455    5,468,755
    Bank of Montreal................................................................  1,668,983  132,316,972
#   Bank of Nova Scotia (The).......................................................     99,169    5,875,763
    Barrick Gold Corp...............................................................  1,883,515   21,110,542
    Barrick Gold Corp...............................................................    909,928   10,182,094
*   Bausch Health Cos., Inc.........................................................  1,542,445   33,532,754
    Cameco Corp.....................................................................    468,671    5,065,545
#   Cameco Corp.....................................................................    571,821    6,175,667
    Canadian Imperial Bank of Commerce..............................................     22,129    2,018,829
    Canadian Natural Resources, Ltd.................................................    561,673   20,638,790
#   Canadian Natural Resources, Ltd.................................................  1,121,919   41,107,112

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE>>
                                                                                     --------- --------------
CANADA -- (Continued)
#   Cenovus Energy, Inc............................................................. 2,110,053 $   21,184,932
#   Crescent Point Energy Corp...................................................... 1,078,493      7,353,832
    Crescent Point Energy Corp...................................................... 1,508,054     10,269,850
    Empire Co., Ltd., Class A.......................................................   506,996     10,452,883
#   Enbridge Income Fund Holdings, Inc..............................................   377,558      9,456,002
    Encana Corp..................................................................... 2,191,132     30,234,708
    Encana Corp..................................................................... 1,370,633     18,421,308
    Fairfax Financial Holdings, Ltd.................................................    80,874     45,695,038
    First Quantum Minerals, Ltd..................................................... 1,774,003     27,669,998
    Genworth MI Canada, Inc.........................................................   137,465      4,838,776
    Goldcorp, Inc................................................................... 1,514,762     18,933,797
    Goldcorp, Inc...................................................................   925,799     11,572,488
    Great-West Lifeco, Inc..........................................................   139,376      3,444,623
    Husky Energy, Inc............................................................... 1,605,697     27,303,700
*   IAMGOLD Corp....................................................................    95,000        522,159
    Imperial Oil, Ltd...............................................................   187,707      6,428,371
    Imperial Oil, Ltd...............................................................   334,486     11,426,042
    Industrial Alliance Insurance & Financial Services, Inc.........................   554,455     22,803,046
*   Kinross Gold Corp............................................................... 6,346,308     22,929,352
    Linamar Corp....................................................................   182,108      8,322,497
    Lundin Mining Corp.............................................................. 3,846,864     21,291,787
#   Magna International, Inc........................................................   615,966     37,438,413
    Manulife Financial Corp......................................................... 2,603,564     48,354,619
#   Manulife Financial Corp......................................................... 1,490,899     27,671,085
#   Nutrien, Ltd....................................................................   554,396     30,053,796
*   Seven Generations Energy, Ltd., Class A.........................................   551,616      6,301,275
    Sun Life Financial, Inc.........................................................   925,794     37,861,583
#   Sun Life Financial, Inc.........................................................   386,736     15,813,635
    Suncor Energy, Inc.............................................................. 3,317,434    139,700,201
#   Suncor Energy, Inc..............................................................   808,526     34,071,286
    Teck Resources, Ltd., Class B................................................... 1,355,792     35,363,049
#   Teck Resources, Ltd., Class B................................................... 1,867,648     48,614,877
    TMX Group, Ltd..................................................................    64,445      4,144,574
    Tourmaline Oil Corp............................................................. 1,191,804     23,545,653
*   Turquoise Hill Resources, Ltd................................................... 1,692,690      4,697,399
*   Turquoise Hill Resources, Ltd...................................................   127,382        352,848
    Whitecap Resources, Inc......................................................... 1,247,684      8,238,925
#   WSP Global, Inc.................................................................   150,689      8,565,126
    Yamana Gold, Inc................................................................ 3,207,591     10,232,928
                                                                                               --------------
TOTAL CANADA........................................................................            1,111,536,530
                                                                                               --------------
DENMARK -- (1.6%)
    AP Moller--Maersk A.S., Class A.................................................     7,706     10,368,813
    AP Moller--Maersk A.S., Class B.................................................    13,118     18,835,290
    Carlsberg A.S., Class B.........................................................   288,439     34,796,697
    Danske Bank A.S.................................................................   950,671     27,626,992
    DSV A.S.........................................................................   514,858     43,133,903
#   H Lundbeck A.S..................................................................   124,623      9,019,093
    ISS A.S.........................................................................   553,648     20,680,486
    Novozymes A.S., Class B.........................................................    19,038      1,002,442
    Rockwool International A.S., Class B............................................     8,847      3,542,367
    Tryg A.S........................................................................   101,237      2,478,127
    Vestas Wind Systems A.S.........................................................   677,354     43,709,414
                                                                                               --------------
TOTAL DENMARK.......................................................................              215,193,624
                                                                                               --------------
FINLAND -- (1.0%)
    Fortum Oyj...................................................................... 1,162,352     29,201,782
    Nokia Oyj....................................................................... 7,908,937     42,926,979

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE>>
                                                                                     --------- --------------
FINLAND -- (Continued)
    Sampo Oyj, Class A..............................................................     8,009 $      406,761
    Stora Enso Oyj, Class R......................................................... 1,470,403     24,265,198
    UPM-Kymmene Oyj, Sponsored ADR..................................................    19,980        708,791
    UPM-Kymmene Oyj................................................................. 1,240,771     44,013,418
                                                                                               --------------
TOTAL FINLAND.......................................................................              141,522,929
                                                                                               --------------
FRANCE -- (9.3%)
    AXA SA.......................................................................... 2,859,375     72,048,134
    BNP Paribas SA.................................................................. 2,405,711    156,058,000
    Bollore SA...................................................................... 1,448,699      6,735,405
    Bouygues SA.....................................................................   726,876     31,920,341
    Carrefour SA.................................................................... 1,144,891     20,526,494
    Casino Guichard Perrachon SA....................................................   123,741      5,024,152
    Cie de Saint-Gobain............................................................. 1,109,855     49,342,274
    Cie Generale des Etablissements Michelin SCA....................................   105,407     13,536,091
    CNP Assurances..................................................................   608,716     14,214,843
    Credit Agricole SA.............................................................. 1,026,329     14,420,087
    Electricite de France SA........................................................ 1,597,641     23,921,729
    Engie SA........................................................................ 4,071,434     65,747,729
    Natixis SA...................................................................... 2,657,369     19,062,450
    Orange SA....................................................................... 5,978,647    101,886,317
    Peugeot SA...................................................................... 3,133,702     90,006,060
    Renault SA...................................................................... 1,007,824     88,566,721
    Sanofi..........................................................................   355,985     30,969,377
    SCOR SE.........................................................................   349,012     13,577,861
    Societe Generale SA............................................................. 1,399,448     62,412,544
    STMicroelectronics NV...........................................................    69,438      1,498,598
    Total SA........................................................................ 6,206,460    404,818,236
    Vivendi SA......................................................................    22,154        573,990
                                                                                               --------------
TOTAL FRANCE........................................................................            1,286,867,433
                                                                                               --------------
GERMANY -- (6.9%)
    Allianz SE, Sponsored ADR....................................................... 2,167,849     47,811,910
    Bayerische Motoren Werke AG..................................................... 1,225,665    118,497,658
*   Commerzbank AG.................................................................. 3,189,380     34,431,623
    Daimler AG...................................................................... 3,530,733    244,376,688
    Deutsche Bank AG................................................................ 1,847,986     24,169,368
    Deutsche Bank AG................................................................ 1,679,248     21,930,979
    Deutsche Lufthansa AG........................................................... 1,461,363     41,002,061
    Deutsche Telekom AG............................................................. 4,601,935     76,093,301
    Evonik Industries AG............................................................   460,467     17,040,281
    Fraport AG Frankfurt Airport Services Worldwide.................................   169,371     16,907,785
    Hannover Rueck SE...............................................................     2,659        354,670
#*  Hapag-Lloyd AG..................................................................    15,259        619,589
    HeidelbergCement AG.............................................................   659,319     55,999,822
#*  Innogy SE.......................................................................   333,880     14,354,177
    Linde AG........................................................................   157,109     38,852,555
    METRO AG........................................................................   459,393      5,673,170
    Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen.......................   212,293     47,043,075
    RWE AG.......................................................................... 3,333,887     87,495,462
*   Talanx AG.......................................................................   189,932      7,268,098
    Telefonica Deutschland Holding AG............................................... 1,788,742      7,833,810
    Uniper SE.......................................................................   886,107     27,667,716
    Volkswagen AG...................................................................   118,965     20,526,257
    Wacker Chemie AG................................................................    11,870      1,725,867
                                                                                               --------------
TOTAL GERMANY.......................................................................              957,675,922
                                                                                               --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
HONG KONG -- (2.7%)
    Bank of East Asia, Ltd. (The)...................................................    102,675 $    408,620
#   BOC Aviation, Ltd...............................................................    257,700    1,623,171
    Cathay Pacific Airways, Ltd.....................................................  5,777,000    8,929,759
    CK Asset Holdings, Ltd..........................................................  2,073,500   15,879,858
    CK Hutchison Holdings, Ltd......................................................  7,657,984   83,354,739
    Great Eagle Holdings, Ltd.......................................................     23,627      115,979
    Guoco Group, Ltd................................................................      9,000      148,486
    Hang Lung Group, Ltd............................................................  3,145,000    9,305,969
    Hang Lung Properties, Ltd.......................................................  4,746,000    9,978,632
    Henderson Land Development Co., Ltd.............................................  1,551,350    8,665,126
    Hopewell Holdings, Ltd..........................................................    938,669    3,334,589
    Kerry Properties, Ltd...........................................................  3,067,000   15,558,169
    Li & Fung, Ltd..................................................................  1,908,000      647,024
    Melco International Development, Ltd............................................    257,000      731,025
    MTR Corp., Ltd..................................................................  1,626,502    9,129,245
#   New World Development Co., Ltd.................................................. 21,926,168   31,264,558
#   NWS Holdings, Ltd...............................................................  2,739,400    4,951,521
    Orient Overseas International, Ltd..............................................     72,000      757,238
    Shangri-La Asia, Ltd............................................................  3,398,000    5,576,574
    Sino Land Co., Ltd..............................................................  7,578,217   13,028,261
    SJM Holdings, Ltd...............................................................  2,332,000    2,839,835
    Sun Hung Kai Properties, Ltd....................................................  3,964,920   62,180,798
    Swire Pacific, Ltd., Class A....................................................  2,580,500   28,026,184
    Swire Pacific, Ltd., Class B....................................................  2,890,000    5,192,544
    Wharf Holdings, Ltd. (The)......................................................  5,490,990   18,178,720
    Wheelock & Co., Ltd.............................................................  3,620,000   25,699,750
    Yue Yuen Industrial Holdings, Ltd...............................................  2,667,000    7,176,052
                                                                                                ------------
TOTAL HONG KONG.....................................................................             372,682,426
                                                                                                ------------
IRELAND -- (0.3%)
    AIB Group P.L.C.................................................................    235,433    1,349,260
    Bank of Ireland Group P.L.C.....................................................  1,877,273   16,111,474
    CRH P.L.C.......................................................................    293,793   10,048,539
    CRH P.L.C., Sponsored ADR.......................................................    198,709    6,813,731
    Paddy Power Betfair P.L.C.......................................................     42,796    4,667,415
                                                                                                ------------
TOTAL IRELAND.......................................................................              38,990,419
                                                                                                ------------
ISRAEL -- (0.3%)
    Bank Hapoalim BM................................................................  2,568,254   18,163,419
    Bank Leumi Le-Israel BM.........................................................  3,728,087   23,365,003
    First International Bank Of Israel, Ltd.........................................      6,112      131,504
    Mizrahi Tefahot Bank, Ltd.......................................................     97,484    1,895,761
                                                                                                ------------
TOTAL ISRAEL........................................................................              43,555,687
                                                                                                ------------
ITALY -- (1.8%)
    Assicurazioni Generali SpA......................................................    582,640   10,331,969
    Eni SpA.........................................................................    535,545   10,308,458
*   Fiat Chrysler Automobiles NV....................................................  1,783,398   30,409,116
*   Fiat Chrysler Automobiles NV....................................................  1,156,002   19,628,914
    Intesa Sanpaolo SpA.............................................................  2,890,203    8,857,420
    Mediobanca Banca di Credito Finanziario SpA.....................................  1,878,911   19,455,463
#*  Telecom Italia SpA.............................................................. 63,812,045   49,082,481
#*  Telecom Italia SpA, Sponsored ADR...............................................  1,847,002   14,074,155
    UniCredit SpA...................................................................  5,018,941   88,620,138
                                                                                                ------------
TOTAL ITALY.........................................................................             250,768,114
                                                                                                ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
JAPAN -- (21.8%)
    Aeon Co., Ltd...................................................................    404,100 $  8,210,810
    AGC, Inc........................................................................    895,500   37,534,526
    Aisin Seiki Co., Ltd............................................................    234,100   10,918,892
    Alfresa Holdings Corp...........................................................    126,400    3,026,144
    Amada Holdings Co., Ltd.........................................................    412,000    4,142,640
    Aoyama Trading Co., Ltd.........................................................     41,900    1,385,732
    Asahi Kasei Corp................................................................    508,100    6,791,741
    Bank of Kyoto, Ltd. (The).......................................................    113,679    5,507,557
    Canon Marketing Japan, Inc......................................................    153,100    3,212,463
    Chiba Bank, Ltd. (The)..........................................................  1,064,000    7,595,326
    Chugoku Bank, Ltd. (The)........................................................    256,900    2,725,563
    Citizen Watch Co., Ltd..........................................................  1,150,500    7,578,097
    Coca-Cola Bottlers Japan Holdings, Inc..........................................     80,257    2,893,896
    Concordia Financial Group, Ltd..................................................  2,530,100   13,603,414
    Credit Saison Co., Ltd..........................................................    248,700    3,882,579
    Dai Nippon Printing Co., Ltd....................................................    474,300   10,362,765
    Daicel Corp.....................................................................  1,087,400   11,980,398
    Daido Steel Co., Ltd............................................................     83,900    4,143,464
    Dai-ichi Life Holdings, Inc.....................................................  1,625,300   30,688,059
#   Daio Paper Corp.................................................................     27,400      377,645
    Daiwa Securities Group, Inc.....................................................  4,606,000   26,864,435
    DeNA Co., Ltd...................................................................    296,500    5,592,180
    Denka Co., Ltd..................................................................    234,800    8,092,123
    Denso Corp......................................................................    693,600   34,308,971
    DIC Corp........................................................................    325,300   10,622,316
    Dowa Holdings Co., Ltd..........................................................     92,300    2,968,066
    Ebara Corp......................................................................    278,100    8,436,810
    Fuji Media Holdings, Inc........................................................     52,200      858,918
    FUJIFILM Holdings Corp..........................................................  1,123,900   46,388,719
    Fujikura, Ltd...................................................................     36,100      232,698
    Fukuoka Financial Group, Inc....................................................  2,110,000   11,548,423
#   Fukuyama Transporting Co., Ltd..................................................     17,293      841,474
    Furukawa Electric Co., Ltd......................................................    154,200    5,448,447
    Fuyo General Lease Co., Ltd.....................................................      5,300      331,344
    Glory, Ltd......................................................................    185,800    5,461,664
    Gunma Bank, Ltd. (The)..........................................................    661,596    3,522,658
    H2O Retailing Corp..............................................................    268,800    4,304,129
    Hachijuni Bank, Ltd. (The)......................................................    622,531    2,744,507
    Hankyu Hanshin Holdings, Inc....................................................    621,600   24,754,848
    Heiwa Corp......................................................................     79,700    1,787,764
    Hiroshima Bank, Ltd. (The)......................................................    381,000    2,621,829
    Hitachi Capital Corp............................................................    199,000    5,317,753
    Hitachi Chemical Co., Ltd.......................................................    384,100    7,606,410
    Hitachi Metals, Ltd.............................................................    960,400   10,408,132
    Hitachi Transport System, Ltd...................................................    105,000    2,871,782
    Hitachi, Ltd.................................................................... 11,345,000   79,310,147
    Hokuhoku Financial Group, Inc...................................................    191,900    2,764,804
    Honda Motor Co., Ltd., Sponsored ADR............................................     26,040      798,386
    Honda Motor Co., Ltd............................................................  4,590,300  140,144,774
    House Foods Group, Inc..........................................................     64,900    2,053,487
    Ibiden Co., Ltd.................................................................    476,900    7,853,463
    Idemitsu Kosan Co., Ltd.........................................................    620,496   27,950,428
    IHI Corp........................................................................      6,000      210,721
    Iida Group Holdings Co., Ltd....................................................    572,900   11,236,255
    Inpex Corp......................................................................  2,515,800   27,620,665
    Isetan Mitsukoshi Holdings, Ltd.................................................    606,900    7,334,265
    ITOCHU Corp.....................................................................    791,600   14,055,961
    Itoham Yonekyu Holdings, Inc....................................................     17,300      140,766
    Iyo Bank, Ltd. (The)............................................................    492,300    3,397,922

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
JAPAN -- (Continued)
    J Front Retailing Co., Ltd......................................................    845,700 $12,397,225
    Japan Post Holdings Co., Ltd....................................................  1,027,400  11,327,875
    JFE Holdings, Inc...............................................................  1,980,900  40,252,458
    JSR Corp........................................................................    362,000   6,960,468
    JTEKT Corp......................................................................    933,900  13,543,326
    JXTG Holdings, Inc..............................................................  8,471,403  62,107,252
    Kamigumi Co., Ltd...............................................................    303,900   6,366,680
    Kandenko Co., Ltd...............................................................     87,600     912,294
    Kaneka Corp.....................................................................  1,253,542  11,034,251
    Kawasaki Heavy Industries, Ltd..................................................    259,200   7,621,252
#*  Kawasaki Kisen Kaisha, Ltd......................................................    195,599   3,552,094
    Kinden Corp.....................................................................    222,800   3,581,729
    Kobe Steel, Ltd.................................................................  1,581,200  15,583,156
    Kokuyo Co., Ltd.................................................................     50,200     850,677
    Konica Minolta, Inc.............................................................  2,063,500  18,524,658
    K's Holdings Corp...............................................................    304,400   3,427,221
    Kuraray Co., Ltd................................................................  1,507,600  21,308,243
    Kurita Water Industries, Ltd....................................................      7,500     219,380
    Kyocera Corp....................................................................    282,900  16,464,861
    Kyushu Financial Group, Inc.....................................................    582,749   2,985,335
    LIXIL Group Corp................................................................    739,300  15,154,223
    Maeda Corp......................................................................    164,300   1,931,080
    Marubeni Corp...................................................................  2,917,500  22,274,149
    Maruichi Steel Tube, Ltd........................................................     22,700     782,150
    Mazda Motor Corp................................................................  2,878,100  35,913,939
    Mebuki Financial Group, Inc.....................................................  1,258,420   4,496,543
    Medipal Holdings Corp...........................................................    513,150  10,434,083
    Mitsubishi Chemical Holdings Corp...............................................  2,138,100  18,728,582
    Mitsubishi Corp.................................................................  2,342,100  65,468,804
    Mitsubishi Gas Chemical Co., Inc................................................    570,500  12,746,665
    Mitsubishi Heavy Industries, Ltd................................................  1,070,100  40,183,449
#   Mitsubishi Logistics Corp.......................................................     40,000     915,092
    Mitsubishi Materials Corp.......................................................    518,200  14,736,397
    Mitsubishi Tanabe Pharma Corp...................................................     21,000     393,741
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR.............................  4,407,514  26,973,986
#   Mitsubishi UFJ Financial Group, Inc............................................. 12,360,306  75,853,534
    Mitsubishi UFJ Lease & Finance Co., Ltd.........................................  1,638,400   9,936,289
    Mitsui & Co., Ltd., Sponsored ADR...............................................     11,723   3,921,871
    Mitsui & Co., Ltd...............................................................  1,156,000  19,374,600
    Mitsui Chemicals, Inc...........................................................    725,960  19,552,363
    Mitsui Fudosan Co., Ltd.........................................................    498,100  11,910,427
    Mitsui OSK Lines, Ltd...........................................................    509,400  13,217,724
    Mizuho Financial Group, Inc..................................................... 33,885,200  58,902,296
    Mizuho Financial Group, Inc., ADR...............................................    184,055     633,149
    MS&AD Insurance Group Holdings, Inc.............................................    690,453  21,148,347
    Nagase & Co., Ltd...............................................................     36,300     588,965
    NEC Corp........................................................................  1,086,410  30,181,386
    NGK Spark Plug Co., Ltd.........................................................     16,000     462,027
    NH Foods, Ltd...................................................................    395,667  15,751,920
    NHK Spring Co., Ltd.............................................................    779,800   7,799,780
    Nikon Corp......................................................................     31,200     526,686
    Nippo Corp......................................................................    261,500   4,924,802
    Nippon Electric Glass Co., Ltd..................................................    223,400   7,220,368
    Nippon Express Co., Ltd.........................................................    329,924  21,596,470
    Nippon Kayaku Co., Ltd..........................................................     11,600     132,281
#   Nippon Paper Industries Co., Ltd................................................    451,300   7,393,910
    Nippon Shokubai Co., Ltd........................................................    104,700   7,485,570
    Nippon Steel & Sumitomo Metal Corp..............................................  2,142,693  42,732,268
    Nippon Yusen K.K................................................................    771,300  14,874,887

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
JAPAN -- (Continued)................................................................
#   Nipro Corp......................................................................   136,100 $  1,662,856
    Nishi-Nippon Financial Holdings, Inc............................................    16,500      197,144
    Nissan Motor Co., Ltd........................................................... 6,443,700   60,951,590
    Nisshin Seifun Group, Inc.......................................................       700       13,717
    Nisshinbo Holdings, Inc.........................................................   415,400    4,570,720
    NOK Corp........................................................................   408,120    8,204,506
    Nomura Holdings, Inc............................................................ 8,295,202   39,330,899
    Nomura Real Estate Holdings, Inc................................................   470,500   10,269,972
    NSK, Ltd........................................................................   656,700    7,172,330
#   NTN Corp........................................................................ 1,713,500    7,564,396
    Obayashi Corp................................................................... 1,393,682   14,550,273
    Oji Holdings Corp............................................................... 3,913,000   23,218,067
    ORIX Corp....................................................................... 3,210,200   51,997,178
    Rengo Co., Ltd..................................................................   899,500    8,225,736
    Resona Holdings, Inc............................................................ 6,274,800   35,689,310
    Ricoh Co., Ltd.................................................................. 3,215,400   31,390,616
    Rohm Co., Ltd...................................................................     1,400      119,327
    Sankyo Co., Ltd.................................................................    82,100    3,235,323
    Sawai Pharmaceutical Co., Ltd...................................................     7,500      354,566
    SBI Holdings, Inc...............................................................   258,700    7,062,304
    Sega Sammy Holdings, Inc........................................................   255,700    4,079,820
    Seino Holdings Co., Ltd.........................................................   457,800    7,995,718
    Sekisui Chemical Co., Ltd.......................................................    58,500    1,047,071
#   Sekisui House, Ltd.............................................................. 2,194,000   37,397,814
    Shimamura Co., Ltd..............................................................    39,500    3,696,263
    Shimizu Corp....................................................................   381,000    3,987,700
    Shinsei Bank, Ltd...............................................................   313,400    4,936,070
    Shizuoka Bank, Ltd. (The).......................................................   851,000    7,865,382
    Sojitz Corp..................................................................... 3,788,800   13,755,914
    Sompo Holdings, Inc.............................................................   461,210   18,745,478
    Sumitomo Chemical Co., Ltd...................................................... 7,962,000   45,850,985
    Sumitomo Corp...................................................................   970,000   15,972,733
    Sumitomo Electric Industries, Ltd............................................... 3,161,100   48,627,645
    Sumitomo Forestry Co., Ltd......................................................   547,600    8,942,253
    Sumitomo Heavy Industries, Ltd..................................................   489,400   17,050,071
    Sumitomo Metal Mining Co., Ltd..................................................   225,700    8,113,187
    Sumitomo Mitsui Financial Group, Inc............................................ 2,854,200  113,276,719
    Sumitomo Mitsui Trust Holdings, Inc.............................................   405,243   16,096,936
    Sumitomo Osaka Cement Co., Ltd..................................................   167,000      796,281
    Sumitomo Rubber Industries, Ltd.................................................   713,600   11,826,898
    Suzuken Co., Ltd................................................................   113,000    4,948,337
    T&D Holdings, Inc............................................................... 1,299,300   19,414,232
    Taiheiyo Cement Corp............................................................   368,621   11,647,612
    Takashimaya Co., Ltd............................................................   866,634    7,258,061
    TDK Corp........................................................................   188,100   20,152,446
    Teijin, Ltd.....................................................................   808,190   15,094,648
    Toda Corp.......................................................................   387,000    3,389,000
    Toho Holdings Co., Ltd..........................................................    22,500      554,179
    Tokai Rika Co., Ltd.............................................................   165,500    3,437,297
    Tokio Marine Holdings, Inc......................................................   407,019   19,364,305
    Tokyo Broadcasting System Holdings, Inc.........................................    56,000    1,161,480
    Tokyo Tatemono Co., Ltd.........................................................   779,700   10,498,061
    Tokyu Fudosan Holdings Corp..................................................... 1,964,300   13,352,210
    Toppan Printing Co., Ltd........................................................ 1,404,000   10,802,778
    Toray Industries, Inc...........................................................   456,800    3,540,114
    Tosoh Corp......................................................................   793,700   12,963,638
    Toyo Seikan Group Holdings, Ltd.................................................   503,949    9,293,261
    Toyoda Gosei Co., Ltd...........................................................   275,200    6,983,125
    Toyota Industries Corp..........................................................   218,000   12,339,496

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CONTINUED


                                                                                      SHARES      VALUE>>
                                                                                     --------- --------------
JAPAN -- (Continued)
    Toyota Motor Corp., Sponsored ADR...............................................   286,409 $   37,760,163
    Toyota Motor Corp............................................................... 5,418,190    356,143,505
    Toyota Tsusho Corp..............................................................   823,900     28,163,485
    TS Tech Co., Ltd................................................................    41,200      1,700,631
    TV Asahi Holdings Corp..........................................................    31,700        634,768
    Ube Industries, Ltd.............................................................   504,100     13,569,288
*   Universal Entertainment Corp....................................................     3,700        120,902
    Wacoal Holdings Corp............................................................    25,000        688,820
#   Yamada Denki Co., Ltd........................................................... 2,456,700     12,185,556
#   Yamaguchi Financial Group, Inc..................................................   399,348      4,525,542
    Yamato Kogyo Co., Ltd...........................................................    16,500        514,570
    Yokohama Rubber Co., Ltd. (The).................................................   487,300     10,437,794
    Zeon Corp.......................................................................    89,600      1,015,121
                                                                                               --------------
TOTAL JAPAN.........................................................................            3,021,141,586
                                                                                               --------------
NETHERLANDS -- (3.7%)
    ABN AMRO Group NV...............................................................   840,755     23,268,700
    Aegon NV........................................................................ 6,557,478     43,227,170
#   Aegon NV........................................................................   414,630      2,715,826
    Akzo Nobel NV...................................................................    33,168      3,063,427
    ArcelorMittal................................................................... 1,780,735     57,072,865
#   ArcelorMittal...................................................................   726,121     23,126,957
    ASR Nederland NV................................................................    19,297        863,280
    Coca-Cola European Partners P.L.C...............................................    24,638      1,017,136
    ING Groep NV, Sponsored ADR.....................................................   921,132     14,065,686
    ING Groep NV.................................................................... 5,655,087     86,447,896
#   Koninklijke Ahold Delhaize NV, Sponsored ADR....................................   133,331      3,387,274
    Koninklijke Ahold Delhaize NV................................................... 5,195,538    132,125,966
#   Koninklijke DSM NV..............................................................   673,447     71,775,902
    Koninklijke Philips NV..........................................................   269,435     11,828,074
    Koninklijke Philips NV..........................................................    32,443      1,421,652
#   NN Group NV.....................................................................   784,789     34,669,734
    Randstad NV.....................................................................    60,984      3,859,560
                                                                                               --------------
TOTAL NETHERLANDS...................................................................              513,937,105
                                                                                               --------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd............................................................ 2,720,019      6,020,429
    Auckland International Airport, Ltd............................................. 1,321,278      6,015,692
    EBOS Group, Ltd.................................................................    25,885        356,566
#   Fletcher Building, Ltd.......................................................... 1,637,344      7,846,353
#   Fonterra Co-operative Group, Ltd................................................   200,886        701,385
    SKYCITY Entertainment Group, Ltd................................................   250,735        677,326
                                                                                               --------------
TOTAL NEW ZEALAND...................................................................               21,617,751
                                                                                               --------------
NORWAY -- (0.8%)
    Aker ASA, Class A...............................................................    35,437      2,768,250
    Austevoll Seafood ASA...........................................................    90,175      1,313,359
    DNB ASA......................................................................... 1,238,839     24,946,185
    Equinor ASA.....................................................................   679,770     18,035,800
    Norsk Hydro ASA................................................................. 2,528,537     14,422,860
    Norsk Hydro ASA, Sponsored ADR..................................................    46,000        263,350
    SpareBank 1 SR-Bank ASA.........................................................   312,470      3,470,695
    Storebrand ASA.................................................................. 1,034,641      8,813,000
#   Subsea 7 SA..................................................................... 1,264,805     18,315,795
    Yara International ASA..........................................................   346,564     15,280,731
                                                                                               --------------
TOTAL NORWAY........................................................................              107,630,025
                                                                                               --------------

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CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA...............................................................    541,158 $  5,589,472
                                                                                                ------------
SINGAPORE -- (0.8%)
    CapitaLand, Ltd.................................................................  7,199,400   17,102,540
    City Developments, Ltd..........................................................  1,672,300   12,326,343
#   Frasers Property, Ltd...........................................................    492,700      612,476
    Golden Agri-Resources, Ltd...................................................... 13,299,300    2,739,587
    Hongkong Land Holdings, Ltd.....................................................    695,900    5,067,591
    Hutchison Port Holdings Trust................................................... 16,251,500    4,150,893
    Keppel Corp., Ltd...............................................................  4,293,700   21,704,173
    Olam International, Ltd.........................................................    220,300      361,304
    Sembcorp Industries, Ltd........................................................  4,814,900    9,488,301
    Singapore Airlines, Ltd.........................................................  2,746,100   19,926,655
#   Singapore Press Holdings, Ltd...................................................    814,100    1,742,986
    United Industrial Corp., Ltd....................................................  1,669,070    3,859,825
    UOL Group, Ltd..................................................................  1,165,974    6,156,395
    Wilmar International, Ltd.......................................................  3,619,600    8,336,106
                                                                                                ------------
TOTAL SINGAPORE.....................................................................             113,575,175
                                                                                                ------------
SOUTH AFRICA -- (0.1%)
*   Old Mutual, Ltd.................................................................  2,633,847    6,026,538
                                                                                                ------------
SPAIN -- (2.6%)
    Banco de Sabadell SA............................................................ 18,523,466   30,837,216
#   Banco Santander SA.............................................................. 37,339,499  209,777,592
#   Banco Santander SA, Sponsored ADR...............................................     70,430      393,704
    Bankia SA.......................................................................  1,131,273    4,447,157
    Mapfre SA.......................................................................     39,484      123,915
    Repsol SA.......................................................................  5,466,679  108,431,403
                                                                                                ------------
TOTAL SPAIN.........................................................................             354,010,987
                                                                                                ------------
SWEDEN -- (2.5%)
#   BillerudKorsnas AB..............................................................    238,546    2,842,017
    Boliden AB......................................................................  1,195,043   35,573,783
    Dometic Group AB................................................................     69,835      677,520
    Essity AB, Class A..............................................................      8,087      208,272
    Getinge AB, Class B.............................................................    255,437    2,746,097
#   Holmen AB, Class A..............................................................      5,562      124,478
    Holmen AB, Class B..............................................................    476,284   10,601,735
#   ICA Gruppen AB..................................................................     95,336    3,160,846
#   Intrum AB.......................................................................     27,251      733,182
    Millicom International Cellular SA..............................................    140,571    9,004,943
    Nordea Bank AB..................................................................  6,524,513   69,341,605
    Pandox AB.......................................................................     13,022      244,763
#   Skandinaviska Enskilda Banken AB, Class C.......................................     28,685      316,230
    Skandinaviska Enskilda Banken AB, Class A.......................................  4,352,124   46,524,629
    SSAB AB, Class A................................................................    546,342    2,695,040
    SSAB AB, Class B................................................................  1,359,160    5,394,291
#   Svenska Cellulosa AB SCA, Class A...............................................     63,918      674,609
    Svenska Cellulosa AB SCA, Class B...............................................  2,018,807   20,888,478
    Svenska Handelsbanken AB, Class A...............................................  3,408,980   42,109,464
#   Svenska Handelsbanken AB, Class B...............................................     32,806      413,136
    Swedbank AB, Class A............................................................    215,043    5,085,187
    Tele2 AB, Class B...............................................................    569,249    7,638,380
#   Telefonaktiebolaget LM Ericsson, Class A........................................     28,098      221,782
    Telefonaktiebolaget LM Ericsson, Class B........................................  3,587,546   28,163,132
    Telia Co. AB....................................................................  7,484,968   36,004,054

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CONTINUED


                                                                                       SHARES       VALUE>>
                                                                                     ----------- --------------
SWEDEN -- (Continued)
    Trelleborg AB, Class B..........................................................     554,061 $   11,536,954
                                                                                                 --------------
TOTAL SWEDEN........................................................................                342,924,607
                                                                                                 --------------
SWITZERLAND -- (7.3%)
    Adecco Group AG.................................................................     683,506     42,020,027
    Baloise Holding AG..............................................................     208,808     32,561,436
    Banque Cantonale Vaudoise.......................................................       1,359      1,016,031
    Cie Financiere Richemont SA.....................................................     523,600     45,856,290
    Clariant AG.....................................................................   1,276,330     30,518,725
    Credit Suisse Group AG..........................................................   1,363,427     21,927,335
    Credit Suisse Group AG, Sponsored ADR...........................................   1,052,790     16,907,807
#   Dufry AG........................................................................     152,017     20,114,603
    Flughafen Zurich AG.............................................................      39,837      8,335,703
    Helvetia Holding AG.............................................................       2,332      1,378,271
    Julius Baer Group, Ltd..........................................................     636,003     34,890,882
    LafargeHolcim, Ltd..............................................................     853,272     43,511,941
    LafargeHolcim, Ltd..............................................................     375,078     19,130,267
    Lonza Group AG..................................................................      16,770      5,162,096
    Novartis AG, Sponsored ADR......................................................     440,411     36,950,483
    Novartis AG.....................................................................   2,614,766    219,435,628
#   Swatch Group AG (The)...........................................................     139,269     62,335,490
    Swatch Group AG (The)...........................................................     176,687     14,540,751
    Swiss Life Holding AG...........................................................     104,266     37,387,554
    Swiss Prime Site AG.............................................................      42,797      3,922,023
    Swiss Re AG.....................................................................     522,525     47,906,796
#   Swisscom AG.....................................................................      43,471     20,409,440
    UBS Group AG....................................................................   5,725,535     94,107,395
#*  UBS Group AG....................................................................   1,062,611     17,448,073
    Vifor Pharma AG.................................................................      23,955      4,531,166
    Zurich Insurance Group AG.......................................................     431,243    132,240,838
                                                                                                 --------------
TOTAL SWITZERLAND...................................................................              1,014,547,051
                                                                                                 --------------
UNITED KINGDOM -- (14.8%)
#   Anglo American P.L.C............................................................   5,924,428    134,104,317
    Antofagasta P.L.C...............................................................     156,105      2,050,141
    Aviva P.L.C.....................................................................   8,193,897     53,700,486
#   Barclays P.L.C., Sponsored ADR..................................................   5,030,440     52,014,750
    Barclays P.L.C..................................................................   1,696,161      4,314,701
    Barratt Developments P.L.C......................................................   2,687,603     18,823,733
    BHP Billiton P.L.C..............................................................       6,454        148,531
#   BP P.L.C., Sponsored ADR........................................................   7,847,784    353,856,581
    British American Tobacco P.L.C., Sponsored ADR..................................     188,935     10,349,859
    British American Tobacco P.L.C..................................................     354,784     19,503,274
    Glencore P.L.C..................................................................  17,707,203     77,653,751
    HSBC Holdings P.L.C.............................................................  15,404,835    147,521,238
#   HSBC Holdings P.L.C., Sponsored ADR.............................................   2,730,577    132,214,538
    Investec P.L.C..................................................................     164,899      1,193,698
    J Sainsbury P.L.C...............................................................   8,162,535     35,003,133
    John Wood Group P.L.C...........................................................     545,639      4,655,262
    Kingfisher P.L.C................................................................   7,853,115     30,531,335
    Lloyds Banking Group P.L.C...................................................... 175,809,723    144,107,363
#   Lloyds Banking Group P.L.C., ADR................................................   1,479,223      4,911,020
    Mediclinic International P.L.C..................................................     174,686      1,172,599
    Pearson P.L.C...................................................................     748,020      9,060,080
    Pearson P.L.C., Sponsored ADR...................................................   1,119,256     13,509,420
*   Quilter P.L.C...................................................................     561,830      1,140,803
*   Royal Bank of Scotland Group P.L.C..............................................   2,796,353      9,351,458
#*  Royal Bank of Scotland Group P.L.C., Sponsored ADR..............................     632,031      4,285,170

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                         SHARES       VALUE>>
                                                                                       ---------- ---------------
UNITED KINGDOM -- (Continued)
      Royal Dutch Shell P.L.C., Class A...............................................    122,471 $     4,196,699
      Royal Dutch Shell P.L.C., Sponsored ADR.........................................  2,785,024     190,412,065
#     Royal Dutch Shell P.L.C., Sponsored ADR.........................................  3,006,283     213,566,344
      Royal Mail P.L.C................................................................  2,891,617      17,790,817
      Shire P.L.C., ADR...............................................................     86,843      14,816,284
      Shire P.L.C.....................................................................    293,960      16,742,225
      Standard Chartered P.L.C........................................................  4,366,765      39,376,588
      Standard Life Aberdeen P.L.C....................................................  1,700,182       6,964,184
      Vodafone Group P.L.C............................................................ 58,351,986     142,551,598
      Vodafone Group P.L.C., Sponsored ADR............................................  4,011,201      98,474,991
      Wm Morrison Supermarkets P.L.C..................................................  8,697,888      29,823,976
      WPP P.L.C.......................................................................     86,858       1,358,631
                                                                                                  ---------------
TOTAL UNITED KINGDOM..................................................................              2,041,251,643
                                                                                                  ---------------
TOTAL COMMON STOCKS...................................................................             12,886,000,410
                                                                                                  ---------------
PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
      Bayerische Motoren Werke AG.....................................................    101,052       8,367,975
      Porsche Automobil Holding SE....................................................    298,549      20,193,923
      Volkswagen AG...................................................................    689,777     122,892,191
                                                                                                  ---------------
TOTAL GERMANY.........................................................................                151,454,089
                                                                                                  ---------------
TOTAL INVESTMENT SECURITIES...........................................................             13,037,454,499
                                                                                                  ---------------

                                                                                                      VALUE+
                                                                                                  ---------------
SECURITIES LENDING COLLATERAL -- (5.7%)
@(S)  DFA Short Term Investment Fund.................................................. 68,691,837     794,833,243
                                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $12,185,943,563)^^........................................................            $13,832,287,742
                                                                                                  ===============

At July 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    784     09/21/18  $108,958,301 $110,430,320   $1,472,019
MSCI EAFA Index Future...     44     09/21/18     4,440,189    4,409,460      (30,729)
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $113,398,490 $114,839,780   $1,441,290
                                               ============ ============   ==========

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks...........................
   Australia............................ $    4,382,401 $737,552,284   --    $  741,934,685
   Austria..............................             --    7,709,557   --         7,709,557
   Belgium..............................             --  141,778,390   --       141,778,390
   Canada...............................  1,111,536,530           --   --     1,111,536,530
   Denmark..............................             --  215,193,624   --       215,193,624
   Finland..............................        708,791  140,814,138   --       141,522,929

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
   France.....................             -- $ 1,286,867,433   --    $ 1,286,867,433
   Germany.................... $   69,742,889     887,933,033   --        957,675,922
   Hong Kong..................             --     372,682,426   --        372,682,426
   Ireland....................      6,813,731      32,176,688   --         38,990,419
   Israel.....................             --      43,555,687   --         43,555,687
   Italy......................     33,703,069     217,065,045   --        250,768,114
   Japan......................     70,087,555   2,951,054,031   --      3,021,141,586
   Netherlands................     44,717,395     469,219,710   --        513,937,105
   New Zealand................             --      21,617,751   --         21,617,751
   Norway.....................        263,350     107,366,675   --        107,630,025
   Portugal...................             --       5,589,472   --          5,589,472
   Singapore..................             --     113,575,175   --        113,575,175
   South Africa...............             --       6,026,538   --          6,026,538
   Spain......................        393,704     353,617,283   --        354,010,987
   Sweden.....................             --     342,924,607   --        342,924,607
   Switzerland................     71,306,363     943,240,688   --      1,014,547,051
   United Kingdom.............  1,089,551,825     951,699,818   --      2,041,251,643
Preferred Stocks
   Germany....................             --     151,454,089   --        151,454,089
Securities Lending Collateral.             --     794,833,243   --        794,833,243
Futures Contracts**...........      1,441,290              --   --          1,441,290
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,538,181,647 $11,295,547,385   --    $13,833,729,032
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                     SHARES    VALUE>>
                                                                                     ------- -----------
COMMON STOCKS -- (95.5%)
CONSUMER DISCRETIONARY -- (18.9%)
#   Adastria Co., Ltd............................................................... 210,740 $ 2,666,329
    Adventure, Inc..................................................................  19,600   1,467,121
    Aeon Fantasy Co., Ltd...........................................................  51,632   2,290,640
#*  AGORA Hospitality Group Co., Ltd................................................ 372,000     106,686
    Ahresty Corp.................................................................... 137,600   1,208,889
#   Aigan Co., Ltd..................................................................  86,100     302,848
    Aisan Industry Co., Ltd......................................................... 252,500   2,303,609
#*  Akebono Brake Industry Co., Ltd................................................. 773,400   1,919,110
    Alpen Co., Ltd.................................................................. 122,400   2,644,787
    Alpha Corp......................................................................  45,800     632,416
    Alpine Electronics, Inc......................................................... 277,500   6,190,062
    Amiyaki Tei Co., Ltd............................................................  30,100   1,200,639
    Amuse, Inc......................................................................  85,298   2,447,810
*   Anrakutei Co., Ltd..............................................................   1,300      55,332
    AOI TYO Holdings, Inc........................................................... 109,931   1,396,138
    AOKI Holdings, Inc.............................................................. 263,800   3,781,490
    Aoyama Trading Co., Ltd......................................................... 315,300  10,427,714
#   Arata Corp......................................................................  86,900   4,688,367
    Arcland Sakamoto Co., Ltd....................................................... 216,400   3,029,922
    Arcland Service Holdings Co., Ltd............................................... 116,000   2,190,603
    Asahi Broadcasting Group Holdings Corp..........................................  62,100     463,513
    Asahi Co., Ltd.................................................................. 127,600   1,575,148
    Asante, Inc.....................................................................  37,400     752,741
#   Ashimori Industry Co., Ltd......................................................  30,899     693,334
    As-me ESTELLE Co., Ltd..........................................................  12,600      90,652
#   Asrapport Dining Co., Ltd....................................................... 105,600     522,176
#   Asti Corp.......................................................................  20,800     454,093
#   Atom Corp....................................................................... 682,300   6,208,205
    Atsugi Co., Ltd................................................................. 124,300   1,305,053
    Autobacs Seven Co., Ltd......................................................... 515,200   8,854,047
    Avex, Inc....................................................................... 268,300   3,683,164
#   Baroque Japan, Ltd.............................................................. 103,800     916,707
    Beauty Garage, Inc..............................................................  14,000     275,635
    Beenos, Inc.....................................................................  58,100     895,359
    Belluna Co., Ltd................................................................ 346,200   4,049,354
#   Bookoff Corp....................................................................  68,800     485,143
    BRONCO BILLY Co., Ltd...........................................................  73,300   2,321,345
    Can Do Co., Ltd.................................................................  63,900     976,846
    Central Automotive Products, Ltd................................................  81,500   1,330,577
    Central Sports Co., Ltd.........................................................  48,300   1,723,587
#   Chikaranomoto Holdings Co., Ltd.................................................  18,100     211,913
    CHIMNEY Co., Ltd................................................................  34,700     905,614
#   Chiyoda Co., Ltd................................................................ 121,900   2,530,391
#   Chofu Seisakusho Co., Ltd....................................................... 137,100   2,939,371
    Chori Co., Ltd..................................................................  76,300   1,416,434
    Chuo Spring Co., Ltd............................................................  20,000     700,789
#   Clarion Co., Ltd................................................................ 846,000   2,242,679
    Cleanup Corp.................................................................... 137,600     992,861
#   Coco's Japan Co., Ltd...........................................................  52,100   1,091,143
#   Colowide Co., Ltd............................................................... 417,700  10,571,388
    Corona Corp..................................................................... 103,100   1,182,847
#   Create Restaurants Holdings, Inc................................................ 319,900   3,846,237
#   Cross Plus, Inc.................................................................   9,800      72,284
    D.A. Consortium Holdings, Inc................................................... 185,300   4,480,460

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Daido Metal Co., Ltd............................................................ 233,800 $2,427,187
#   Daidoh, Ltd..................................................................... 180,300    697,205
#   Daikoku Denki Co., Ltd..........................................................  61,200    968,753
    Daikyonishikawa Corp............................................................ 268,700  3,993,037
    Dainichi Co., Ltd...............................................................  69,100    498,390
    Daisyo Corp.....................................................................  47,200    749,087
    Daiyu Lic Holdings Co., Ltd.....................................................  66,900    725,744
#   DCM Holdings Co., Ltd........................................................... 724,900  6,492,810
#   DD Holdings Co., Ltd............................................................  34,200    911,563
    Descente, Ltd................................................................... 286,100  5,440,813
    Doshisha Co., Ltd............................................................... 161,200  3,636,895
    Doutor Nichires Holdings Co., Ltd............................................... 221,186  4,167,563
#   Dynic Corp......................................................................  42,200    395,204
    Eagle Industry Co., Ltd......................................................... 180,500  2,926,963
#   EAT&Co, Ltd.....................................................................  33,800    547,135
#   EDION Corp...................................................................... 482,400  4,822,442
#   ES-Con Japan, Ltd............................................................... 264,600  1,734,185
    ESCRIT, Inc.....................................................................  56,500    407,262
    Exedy Corp...................................................................... 210,200  6,763,212
    FCC Co., Ltd.................................................................... 247,700  7,278,076
#   Felissimo Corp..................................................................  20,000    243,134
#   Fields Corp..................................................................... 107,400    967,556
#   Fine Sinter Co., Ltd............................................................  10,300    231,460
    First Juken Co., Ltd............................................................  45,200    566,429
#   First-corp, Inc.................................................................  55,000    557,724
    FJ Next Co., Ltd................................................................ 122,400  1,117,892
    Foster Electric Co., Ltd........................................................ 155,800  2,088,377
    France Bed Holdings Co., Ltd.................................................... 163,500  1,427,943
    F-Tech, Inc.....................................................................  97,900  1,211,052
    Fuji Co., Ltd................................................................... 151,500  2,960,502
#   Fuji Corp. (6163543)............................................................  37,400    892,407
    Fuji Corp., Ltd................................................................. 187,600  1,553,130
#   Fuji Kyuko Co., Ltd............................................................. 162,600  4,939,280
    Fujibo Holdings, Inc............................................................  74,700  2,091,244
    Fujikura Rubber, Ltd............................................................ 134,600    763,243
#   Fujio Food System Co., Ltd......................................................  59,400  1,053,620
    Fujishoji Co., Ltd..............................................................  56,600    595,665
#   Fujita Kanko, Inc...............................................................  60,300  1,698,776
#   Fujitsu General, Ltd............................................................ 438,100  6,745,846
    FuKoKu Co., Ltd.................................................................  63,900    572,360
#*  Funai Electric Co., Ltd......................................................... 145,300    821,242
#   Furukawa Battery Co., Ltd. (The)................................................ 102,700    845,153
    Furyu Corp......................................................................  88,600    764,774
    Futaba Industrial Co., Ltd...................................................... 424,300  2,483,271
    Gakken Holdings Co., Ltd........................................................  31,300  1,303,509
    Gakkyusha Co., Ltd..............................................................  53,400    884,952
#   Genki Sushi Co., Ltd............................................................  39,200  1,173,440
#   Geo Holdings Corp............................................................... 247,800  3,123,482
    Gfoot Co., Ltd..................................................................  92,500    658,861
#   Global, Ltd. (The)..............................................................  57,700    405,586
    GLOBERIDE, Inc..................................................................  68,999  2,273,955
#   Gokurakuyu Holdings Co., Ltd....................................................  82,500    520,110
#   Goldwin, Inc....................................................................  77,600  5,521,013
#   Golf Digest Online, Inc.........................................................  71,800    620,932
    Gourmet Kineya Co., Ltd.........................................................  43,000    479,406
    Greens Co., Ltd.................................................................   4,600     62,493
    GSI Creos Corp..................................................................  39,100    553,527
    G-Tekt Corp..................................................................... 132,800  2,306,834
    Gunze, Ltd...................................................................... 119,500  7,103,601

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    H2O Retailing Corp..............................................................   427,100 $6,838,889
    Hagihara Industries, Inc........................................................    90,800  1,581,264
#   Hakuyosha Co., Ltd..............................................................    13,600    383,480
#   Hamee Corp......................................................................    44,900    581,620
    Handsman Co., Ltd...............................................................    37,500    435,784
    Happinet Corp...................................................................   114,000  1,578,660
#   Harada Industry Co., Ltd........................................................    66,200    486,833
    Hard Off Corp. Co., Ltd.........................................................    62,400    564,849
    Haruyama Holdings, Inc..........................................................    56,500    519,945
#   Heian Ceremony Service Co., Ltd.................................................     8,300     69,731
    Heiwa Corp......................................................................   283,100  6,350,264
    Hiday Hidaka Corp...............................................................   153,687  3,274,609
    HI-LEX Corp.....................................................................    97,600  2,427,070
#   Himaraya Co., Ltd...............................................................    35,900    335,680
    Hinokiya Group Co., Ltd.........................................................    44,500  1,246,722
#   Hiramatsu, Inc..................................................................   276,200  1,199,196
    HIS Co., Ltd....................................................................   297,700  9,003,460
    H-One Co., Ltd..................................................................   134,400  1,542,102
    Honeys Holdings Co., Ltd........................................................   134,940  1,269,736
#   Hoosiers Holdings...............................................................   352,200  2,423,724
#   Hotland Co., Ltd................................................................    73,300    813,354
#   House Do Co., Ltd...............................................................    55,700  1,250,259
#   HUB Co., Ltd....................................................................    35,400    331,922
    I K K, Inc......................................................................    68,000    511,564
#   I.K Co., Ltd....................................................................    41,700    797,610
#   IBJ, Inc........................................................................   146,000    861,428
    Ichibanya Co., Ltd..............................................................   103,558  4,431,221
    Ichikoh Industries, Ltd.........................................................   244,500  3,249,413
#   IDOM, Inc.......................................................................   520,600  1,900,804
    IJT Technology Holdings Co., Ltd................................................   160,380  1,208,132
#   Imagica Robot Holdings, Inc.....................................................   117,200    976,051
    Imasen Electric Industrial......................................................   127,000  1,318,232
    Intage Holdings, Inc............................................................   243,700  2,531,636
#*  Izutsuya Co., Ltd...............................................................    61,699    182,931
    Janome Sewing Machine Co., Ltd..................................................   127,600    806,546
    Japan Best Rescue System Co., Ltd...............................................   132,900  1,036,541
    Japan Wool Textile Co., Ltd. (The)..............................................   377,400  3,310,833
#   JINS, Inc.......................................................................    96,800  5,462,152
#   Joban Kosan Co., Ltd............................................................    41,199    689,227
#   Jolly--Pasta Co., Ltd...........................................................    22,600    349,679
    Joshin Denki Co., Ltd...........................................................   133,200  4,039,377
    Joyful Honda Co., Ltd...........................................................    15,800    239,956
    JP-Holdings, Inc................................................................   374,800  1,201,946
    JVC Kenwood Corp................................................................ 1,000,930  2,808,821
*   Kadokawa Dwango.................................................................   379,733  4,042,586
    Kasai Kogyo Co., Ltd............................................................   184,700  2,311,579
    Kawai Musical Instruments Manufacturing Co., Ltd................................    44,800  1,919,190
    Keihin Corp.....................................................................   296,300  6,117,542
#   Keiyo Co., Ltd..................................................................   251,100  1,208,078
    KFC Holdings Japan, Ltd.........................................................   100,200  1,782,695
    King Co., Ltd...................................................................    44,900    201,560
*   Kintetsu Department Store Co., Ltd..............................................    56,100  2,001,332
#   Ki-Star Real Estate Co., Ltd....................................................    56,800  1,400,024
*   KNT-CT Holdings Co., Ltd........................................................    89,800  1,201,806
    Kohnan Shoji Co., Ltd...........................................................   179,800  3,930,572
*   Kojima Co., Ltd.................................................................   224,900  1,080,720
    Komatsu Seiren Co., Ltd.........................................................   226,400  1,925,856
    KOMEDA Holdings Co., Ltd........................................................   336,400  6,462,935
    Komehyo Co., Ltd................................................................    52,500    898,370

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Komeri Co., Ltd.................................................................   217,900 $5,198,056
    Konaka Co., Ltd.................................................................   190,306    886,384
    Koshidaka Holdings Co., Ltd.....................................................   324,800  3,744,823
#   Kourakuen Holdings Corp.........................................................    76,400  1,105,794
    KU Holdings Co., Ltd............................................................   130,900  1,102,505
    Kura Corp.......................................................................    77,300  4,665,846
    Kurabo Industries, Ltd.......................................................... 1,299,000  4,064,306
    Kushikatsu Tanaka Holdings Co...................................................    23,000    645,004
    KYB Corp........................................................................   144,300  6,779,573
#   Kyoritsu Maintenance Co., Ltd...................................................   141,662  7,033,697
#   Kyoto Kimono Yuzen Co., Ltd.....................................................    17,400     88,286
#*  Laox Co., Ltd...................................................................   206,900    756,449
#   LEC, Inc........................................................................    86,100  3,694,668
    LIFULL Co., Ltd.................................................................   392,300  2,464,378
*   LIKE Kidsnext Co., Ltd..........................................................    41,500    452,445
#*  Litalico, Inc...................................................................    42,600    669,070
#   Look Holdings, Inc..............................................................    45,600    559,851
    Macromill, Inc..................................................................    63,700  1,498,391
#   Mamiya-Op Co., Ltd..............................................................    32,700    307,138
    Mars Engineering Corp...........................................................    86,800  1,882,602
#*  Maruzen CHI Holdings Co., Ltd...................................................   108,000    358,432
#   Matsuya Co., Ltd................................................................   174,800  2,174,271
    Matsuya Foods Co., Ltd..........................................................    66,700  2,202,338
#   Meiko Network Japan Co., Ltd....................................................   137,500  1,390,475
    Meiwa Estate Co., Ltd...........................................................    80,000    490,397
    Mikuni Corp.....................................................................   159,200    886,096
    Misawa Homes Co., Ltd...........................................................   158,400  1,385,986
    Mitsuba Corp....................................................................   233,290  2,014,669
    Mitsui Home Co., Ltd............................................................   197,000  1,366,354
    Mizuno Corp.....................................................................   130,100  4,276,074
    Monogatari Corp. (The)..........................................................    39,900  3,678,096
    Morito Co., Ltd.................................................................   103,700    868,861
    MrMax Holdings, Ltd.............................................................   176,100  1,013,799
    Murakami Corp...................................................................    28,700    782,850
    Musashi Seimitsu Industry Co., Ltd..............................................   155,800  5,303,723
    Nafco Co., Ltd..................................................................    47,500    778,970
    Nagawa Co., Ltd.................................................................    37,800  1,556,630
*   Naigai Co., Ltd.................................................................    21,500    101,953
#   Nakayamafuku Co., Ltd...........................................................    61,200    392,191
#   Nextage Co., Ltd................................................................   255,100  1,877,716
    NHK Spring Co., Ltd.............................................................    83,600    836,191
    Nice Holdings, Inc..............................................................    49,500    592,887
    Nichirin Co., Ltd...............................................................    64,060  1,392,463
    Nihon Eslead Corp...............................................................    55,700    873,805
#   Nihon House Holdings Co., Ltd...................................................   310,200  1,629,745
    Nihon Plast Co., Ltd............................................................   117,200  1,084,639
    Nihon Tokushu Toryo Co., Ltd....................................................    87,400  1,816,276
    Nikki Co., Ltd..................................................................     2,100     45,176
#   Nippon Felt Co., Ltd............................................................    80,200    372,470
    Nippon Piston Ring Co., Ltd.....................................................    48,600    956,797
    Nippon Seiki Co., Ltd...........................................................   308,000  6,462,749
#   Nippon View Hotel Co., Ltd......................................................    41,400    516,970
    Nishikawa Rubber Co., Ltd.......................................................    28,100    592,027
#   Nishimatsuya Chain Co., Ltd.....................................................   331,700  3,582,742
    Nissan Shatai Co., Ltd..........................................................   533,700  5,024,637
    Nissan Tokyo Sales Holdings Co., Ltd............................................   170,000    525,654
#   Nissei Build Kogyo Co., Ltd.....................................................   233,000  2,480,021
    Nissin Kogyo Co., Ltd...........................................................   285,500  4,893,175
    Nittan Valve Co., Ltd...........................................................   117,800    375,769

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
    Nojima Corp.....................................................................   216,300 $4,443,635
    Ohashi Technica, Inc............................................................    63,600  1,004,639
    Ohsho Food Service Corp.........................................................    94,800  5,630,539
#   Omikenshi Co., Ltd..............................................................   322,000    265,830
    Onward Holdings Co., Ltd........................................................   847,200  5,769,390
    Ootoya Holdings Co., Ltd........................................................    37,600    742,732
#*  Open Door, Inc..................................................................    76,200  1,462,343
#   OPT Holding, Inc................................................................   117,500  2,569,575
#   Otsuka Kagu, Ltd................................................................    82,500    278,602
    Ozu Corp........................................................................    23,000    420,935
    Pacific Industrial Co., Ltd.....................................................   327,600  5,372,237
    PAL GROUP Holdings Co., Ltd.....................................................    91,200  2,149,772
    PALTAC Corp.....................................................................    37,934  2,005,138
#   PAPYLESS Co., Ltd...............................................................    37,700    656,121
    Parco Co., Ltd..................................................................   144,400  1,638,499
    Paris Miki Holdings, Inc........................................................   177,200    789,161
#   PC Depot Corp...................................................................     8,081     39,207
    People Co., Ltd.................................................................    19,600    239,418
#   Pepper Food Service Co., Ltd....................................................    92,300  3,382,179
#   PIA Corp........................................................................    36,900  1,817,834
    Piolax, Inc.....................................................................   198,700  4,828,984
#*  Pioneer Corp.................................................................... 2,489,100  3,387,907
#   Plenus Co., Ltd.................................................................   151,200  2,444,559
    Press Kogyo Co., Ltd............................................................   623,200  3,938,421
    Pressance Corp..................................................................   254,100  3,867,760
    Proto Corp......................................................................    88,400  1,087,569
#   Raccoon Co., Ltd................................................................    88,800    402,504
    Regal Corp......................................................................     1,500     38,466
    Renaissance, Inc................................................................    84,500  1,824,958
#*  Renown, Inc.....................................................................   366,700    454,189
#   Resol Holdings Co., Ltd.........................................................    16,799    654,145
    Resorttrust, Inc................................................................   201,200  3,690,461
    Rhythm Watch Co., Ltd...........................................................    55,900  1,047,936
#   Riberesute Corp.................................................................    60,400    506,595
    Ride On Express Holdings Co., Ltd...............................................    62,200    955,944
#   Right On Co., Ltd...............................................................   119,625  1,169,180
    Riken Corp......................................................................    66,600  3,648,447
#   Ringer Hut Co., Ltd.............................................................   172,000  3,685,418
#   Riso Kyoiku Co., Ltd............................................................   255,300  1,987,275
    Round One Corp..................................................................   501,400  7,465,898
#   Royal Holdings Co., Ltd.........................................................   208,300  5,509,623
*   Royal Hotel, Ltd. (The).........................................................     2,100     35,351
#*  RVH, Inc........................................................................    85,200    247,288
    Sac's Bar Holdings, Inc.........................................................   139,850  1,216,586
#   Saizeriya Co., Ltd..............................................................   209,900  4,349,778
    Sakai Ovex Co., Ltd.............................................................    35,499    814,415
    San Holdings, Inc...............................................................    30,300    662,075
#*  Sanden Holdings Corp............................................................   150,400  1,997,094
    Sanei Architecture Planning Co., Ltd............................................    71,100  1,260,885
    Sangetsu Corp...................................................................   353,150  6,789,287
    Sankyo Seiko Co., Ltd...........................................................   228,600    986,780
    Sanoh Industrial Co., Ltd.......................................................   178,400  1,163,931
    Sanyei Corp.....................................................................     4,300    155,819
    Sanyo Electric Railway Co., Ltd.................................................   120,498  2,979,506
    Sanyo Housing Nagoya Co., Ltd...................................................    76,700    831,414
#   Sanyo Shokai, Ltd...............................................................    96,199  1,753,823
    Scroll Corp.....................................................................   230,500  1,200,078
#   Seiko Holdings Corp.............................................................   206,281  4,537,795
    Seiren Co., Ltd.................................................................   343,900  6,173,687

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
                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Senshukai Co., Ltd..............................................................   230,700 $1,088,098
    Septeni Holdings Co., Ltd.......................................................   207,700    335,128
    SFP Holdings Co., Ltd...........................................................    74,500  1,238,934
#   Shidax Corp.....................................................................   152,000    556,643
#   Shikibo, Ltd....................................................................    77,900    921,499
    Shimachu Co., Ltd...............................................................   282,300  8,971,346
    Shimojima Co., Ltd..............................................................    31,900    319,151
#   Shobunsha Publications, Inc.....................................................   258,500  1,703,300
#   Shoei Co., Ltd..................................................................    88,000  3,766,206
    Showa Corp......................................................................   377,300  6,345,759
    SKY Perfect JSAT Holdings, Inc.................................................. 1,001,200  4,780,493
    SNT Corp........................................................................   214,300    848,210
    Soft99 Corp.....................................................................    81,800    847,202
#   Sotoh Co., Ltd..................................................................    41,400    377,210
    SPK Corp........................................................................    22,200    535,904
    SRS Holdings Co., Ltd...........................................................    23,400    210,270
    St Marc Holdings Co., Ltd.......................................................   117,000  2,848,711
    Starts Corp., Inc...............................................................   230,000  5,334,253
    Step Co., Ltd...................................................................    59,400    859,230
    Studio Alice Co., Ltd...........................................................    68,100  1,571,473
#   Suminoe Textile Co., Ltd........................................................    37,900  1,051,314
    Sumitomo Riko Co., Ltd..........................................................   274,000  3,062,911
    Suncall Corp....................................................................   113,000    717,993
    Sushiro Global Holdings, Ltd....................................................    38,200  2,124,498
#   Syuppin Co., Ltd................................................................   157,200  2,578,950
    T RAD Co., Ltd..................................................................    51,200  1,486,883
    Tachikawa Corp..................................................................    72,400    886,802
    Tachi-S Co., Ltd................................................................   224,140  3,763,433
    Taiho Kogyo Co., Ltd............................................................   119,300  1,341,639
#   Take And Give Needs Co., Ltd....................................................    67,570  1,007,646
    Takihyo Co., Ltd................................................................    32,200    677,150
#   Tama Home Co., Ltd..............................................................   121,800  1,156,582
    Tamron Co., Ltd.................................................................   126,400  2,380,645
    Tbk Co., Ltd....................................................................   145,400    666,713
    Tear Corp.......................................................................    63,400    595,039
#   Tenpos Holdings Co., Ltd........................................................    34,500    671,440
    T-Gaia Corp.....................................................................   146,200  3,536,595
    Tigers Polymer Corp.............................................................    86,000    596,640
    Toa Corp. (6894434).............................................................   168,100  1,728,254
#   Toabo Corp......................................................................    54,799    272,938
    Toei Animation Co., Ltd.........................................................    87,800  3,152,042
    Toei Co., Ltd...................................................................    46,900  4,919,596
    Tohokushinsha Film Corp.........................................................    58,100    377,975
    Tokai Rika Co., Ltd.............................................................   379,000  7,871,515
    Token Corp......................................................................    53,850  4,151,982
#*  Tokyo Base Co., Ltd.............................................................   154,700    864,471
    Tokyo Dome Corp.................................................................   628,300  5,264,017
#   Tokyo Individualized Educational Institute, Inc.................................   121,000  1,277,526
    Tokyo Radiator Manufacturing Co., Ltd...........................................    24,300    204,248
#   Tokyotokeiba Co., Ltd...........................................................   107,300  4,347,082
#   Tokyu Recreation Co., Ltd.......................................................    20,400    882,160
    Tomy Co., Ltd...................................................................   611,893  5,077,555
    Topre Corp......................................................................   242,200  6,374,128
    Toridoll Holdings Corp..........................................................   162,800  3,618,584
#   Torikizoku Co., Ltd.............................................................    54,600  1,190,226
    Tosho Co., Ltd..................................................................   112,200  4,007,714
#   Tow Co., Ltd....................................................................   119,000    860,091
    Toyo Tire & Rubber Co., Ltd.....................................................   583,200  9,221,107
    TPR Co., Ltd....................................................................   164,700  4,183,819

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
                                                                                     SHARES    VALUE>>
                                                                                     ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
    TS Tech Co., Ltd................................................................  19,900 $    821,421
    TSI Holdings Co., Ltd........................................................... 522,195    3,728,557
#   Tsukada Global Holdings, Inc.................................................... 114,200      653,313
    Tsukamoto Corp. Co., Ltd........................................................  19,000      207,991
    Tsutsumi Jewelry Co., Ltd.......................................................  57,100      988,337
    TV Asahi Holdings Corp.......................................................... 109,300    2,188,649
    Tv Tokyo Holdings Corp.......................................................... 104,500    2,915,855
    Ukai Co., Ltd...................................................................   5,900      232,851
    Umenohana Co., Ltd..............................................................  16,800      411,045
    Unipres Corp.................................................................... 276,800    5,626,889
    United Arrows, Ltd.............................................................. 163,600    6,365,232
*   Unitika, Ltd.................................................................... 431,400    2,589,858
#*  U-Shin, Ltd..................................................................... 145,700      964,553
    ValueCommerce Co., Ltd.......................................................... 124,900    2,153,138
#   Vector, Inc..................................................................... 186,900    4,051,168
*   Vega Corp. Co., Ltd.............................................................   1,700       25,235
#*  VIA Holdings, Inc............................................................... 146,500      977,182
#   Village Vanguard Co., Ltd.......................................................  40,600      367,239
#*  Visionary Holdings Co., Ltd..................................................... 637,300      705,892
#   VT Holdings Co., Ltd............................................................ 590,100    3,003,594
    Wacoal Holdings Corp............................................................ 364,700   10,048,511
    Waseda Academy Co., Ltd.........................................................  10,900      216,292
#   WATAMI Co., Ltd................................................................. 167,200    2,015,319
#   Watts Co., Ltd..................................................................  62,400      611,058
    Weds Co., Ltd...................................................................  10,300       67,820
    Workman Co., Ltd................................................................  28,600    1,281,761
    Wowow, Inc......................................................................  44,300    1,343,310
    Xebio Holdings Co., Ltd......................................................... 202,000    3,011,233
    Yachiyo Industry Co., Ltd.......................................................  52,900      607,328
    Yagi & Co., Ltd.................................................................  16,800      283,123
    Yamato International, Inc....................................................... 115,800      626,514
#   Yasunaga Corp...................................................................  53,900      960,216
    Yellow Hat, Ltd................................................................. 115,700    3,346,778
    Yomiuri Land Co., Ltd...........................................................  26,300    1,126,829
    Yondoshi Holdings, Inc.......................................................... 129,420    2,928,893
    Yorozu Corp..................................................................... 147,300    2,347,787
#   Yoshinoya Holdings Co., Ltd..................................................... 165,000    2,791,743
    Yossix Co., Ltd.................................................................  26,300      754,745
#   Yume No Machi Souzou Iinkai Co., Ltd............................................ 162,700    3,736,324
    Yutaka Giken Co., Ltd...........................................................   8,500      207,452
    Zenrin Co., Ltd................................................................. 254,350    6,962,093
#   Zojirushi Corp.................................................................. 287,200    3,701,673
                                                                                             ------------
TOTAL CONSUMER DISCRETIONARY........................................................          834,933,688
                                                                                             ------------
CONSUMER STAPLES -- (7.4%)
#   Aeon Hokkaido Corp.............................................................. 261,700    1,884,938
    AFC-HD AMS Life Science Co., Ltd................................................  48,200      316,887
    Albis Co., Ltd..................................................................  41,500    1,166,582
    Aohata Corp.....................................................................   1,100       25,698
    Arcs Co., Ltd................................................................... 289,400    7,245,879
    Ariake Japan Co., Ltd...........................................................   4,400      377,564
    Artnature, Inc.................................................................. 149,400    1,046,670
    Axial Retailing, Inc............................................................ 112,700    4,125,443
    Belc Co., Ltd...................................................................  77,500    3,724,178
#   Bourbon Corp....................................................................  45,600    1,076,505
    Bull-Dog Sauce Co., Ltd.........................................................   1,500       29,243
    Cawachi, Ltd.................................................................... 116,600    2,288,949
    C'BON COSMETICS Co., Ltd........................................................   6,100      154,090
    Chubu Shiryo Co., Ltd........................................................... 180,300    2,619,329

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
                                                                                     SHARES    VALUE>>
                                                                                     ------- -----------
CONSUMER STAPLES -- (Continued)
    Chuo Gyorui Co., Ltd............................................................   9,800 $   247,671
    Ci:z Holdings Co., Ltd..........................................................  51,400   2,280,803
    cocokara fine, Inc.............................................................. 132,460   7,773,840
#   Como Co., Ltd...................................................................   2,000      44,075
    Cota Co., Ltd...................................................................  69,465     899,167
    Create SD Holdings Co., Ltd..................................................... 192,200   4,780,345
    Daikokutenbussan Co., Ltd.......................................................  41,900   1,857,803
    Delica Foods Holdings Co., Ltd..................................................  29,000     397,030
    DyDo Group Holdings, Inc........................................................  65,800   3,619,899
#   Earth Corp......................................................................  95,500   4,821,616
    Ebara Foods Industry, Inc.......................................................  22,200     467,249
    Eco's Co., Ltd..................................................................  61,300     966,316
    Ensuiko Sugar Refining Co., Ltd.................................................  86,200     199,972
    Feed One Co., Ltd............................................................... 949,940   1,894,165
*   First Baking Co., Ltd...........................................................  12,000     124,597
    Fuji Oil Holdings, Inc..........................................................  65,800   2,166,339
    Fujicco Co., Ltd................................................................ 153,100   3,355,153
    Fujiya Co., Ltd.................................................................  48,200   1,024,962
    G-7 Holdings, Inc...............................................................  42,400   1,057,640
    Genky DrugStores Co., Ltd.......................................................  46,800   1,622,548
#   HABA Laboratories, Inc..........................................................  17,300   1,643,329
    Hagoromo Foods Corp.............................................................  39,000     476,818
    Halows Co., Ltd.................................................................  55,900   1,290,376
    Hayashikane Sangyo Co., Ltd.....................................................  29,400     193,068
    Heiwado Co., Ltd................................................................ 211,300   5,408,853
#   Hokkaido Coca-Cola Bottling Co., Ltd............................................  17,999     610,972
    Hokuryo Co. Ltd/Hokkaido........................................................  14,900     117,380
    Hokuto Corp..................................................................... 178,600   3,177,447
    Ichimasa Kamaboko Co., Ltd......................................................  32,800     392,910
    Imuraya Group Co., Ltd..........................................................  54,000   1,735,258
    Inageya Co., Ltd................................................................ 175,800   2,859,993
    Itochu-Shokuhin Co., Ltd........................................................  32,700   1,768,417
    Iwatsuka Confectionery Co., Ltd.................................................   4,000     177,366
#   Japan Meat Co., Ltd.............................................................  68,400   1,291,205
    J-Oil Mills, Inc................................................................  76,300   2,602,769
    Kadoya Sesame Mills, Inc........................................................  14,100     745,215
    Kakiyasu Honten Co., Ltd........................................................  62,700   1,478,463
    Kameda Seika Co., Ltd...........................................................  89,100   4,555,644
    Kaneko Seeds Co., Ltd...........................................................  38,600     558,279
    Kanemi Co., Ltd.................................................................   5,400     144,942
    Kansai Super Market, Ltd........................................................  70,800     752,744
    Kato Sangyo Co., Ltd............................................................ 167,300   5,681,335
#   Kenko Mayonnaise Co., Ltd.......................................................  92,900   2,850,721
    Key Coffee, Inc................................................................. 134,900   2,586,089
    Kirindo Holdings Co., Ltd.......................................................  54,500   1,109,411
#   Kitanotatsujin Corp............................................................. 473,300   2,668,374
#   Kobe Bussan Co., Ltd............................................................  98,300   4,858,005
    Kotobuki Spirits Co., Ltd....................................................... 138,100   6,456,882
    Kusuri no Aoki Holdings Co., Ltd................................................  56,800   4,169,430
#   Kyokuyo Co., Ltd................................................................  69,399   2,165,075
#   Lacto Japan Co., Ltd............................................................  21,200   1,225,027
    Life Corp....................................................................... 157,800   3,768,644
    Mandom Corp..................................................................... 175,300   5,479,003
    Marudai Food Co., Ltd........................................................... 776,000   3,315,359
    Maruha Nichiro Corp............................................................. 274,907  10,227,575
#   Maxvalu Nishinihon Co., Ltd.....................................................  21,500     341,469
#   Maxvalu Tokai Co., Ltd..........................................................  49,300   1,080,940
    Medical System Network Co., Ltd................................................. 153,100     625,193
    Megmilk Snow Brand Co., Ltd..................................................... 358,200   8,937,556

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
                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
CONSUMER STAPLES -- (Continued)
    Meito Sangyo Co., Ltd...........................................................    61,300 $   974,337
    Milbon Co., Ltd.................................................................   169,252   8,360,087
    Ministop Co., Ltd...............................................................   120,100   2,274,938
    Mitsubishi Shokuhin Co., Ltd....................................................   104,200   2,791,965
    Mitsui Sugar Co., Ltd...........................................................   112,170   3,404,847
    Miyoshi Oil & Fat Co., Ltd......................................................    50,700     626,196
    Morinaga Milk Industry Co., Ltd.................................................   262,300   8,648,184
#   Morozoff, Ltd...................................................................    20,100   1,209,838
    Nagatanien Holdings Co., Ltd....................................................   161,000   2,177,178
    Nakamuraya Co., Ltd.............................................................    27,600   1,225,480
    Natori Co., Ltd.................................................................    65,500   1,084,536
    Nichimo Co., Ltd................................................................    17,000     261,604
    Nihon Chouzai Co., Ltd..........................................................    53,260   1,415,588
    Niitaka Co., Ltd................................................................     2,860      45,686
    Nippon Beet Sugar Manufacturing Co., Ltd........................................    83,000   1,742,557
#   Nippon Flour Mills Co., Ltd.....................................................   355,900   6,020,549
    Nippon Suisan Kaisha, Ltd....................................................... 2,060,000  10,131,893
    Nisshin Oillio Group, Ltd. (The)................................................   185,000   5,145,233
    Nissin Sugar Co., Ltd...........................................................   112,100   2,183,429
    Nitto Fuji Flour Milling Co., Ltd...............................................     6,800     316,131
    Noevir Holdings Co., Ltd........................................................    30,500   2,006,787
    Oenon Holdings, Inc.............................................................   444,900   1,816,769
    OIE Sangyo Co., Ltd.............................................................    20,900     274,334
    Okuwa Co., Ltd..................................................................   170,000   1,710,056
#   Olympic Group Corp..............................................................    72,300     585,045
#   OUG Holdings, Inc...............................................................    17,400     437,500
    Pickles Corp....................................................................    21,600     429,486
#   Plant Co., Ltd..................................................................    25,400     307,251
    Prima Meat Packers, Ltd......................................................... 1,007,000   5,063,204
    Qol Co., Ltd....................................................................   160,700   2,647,237
#   Retail Partners Co., Ltd........................................................   109,600   1,501,610
    Riken Vitamin Co., Ltd..........................................................    74,900   2,847,155
    Rock Field Co., Ltd.............................................................   154,700   2,546,869
#   Rokko Butter Co., Ltd...........................................................    96,900   2,013,151
#   S Foods, Inc....................................................................   125,362   4,931,665
    S&B Foods, Inc..................................................................    17,999   1,629,178
#   Sagami Rubber Industries Co., Ltd...............................................    60,000   1,369,651
    San-A Co., Ltd..................................................................   130,400   5,996,111
    Sapporo Holdings, Ltd...........................................................   449,700  10,877,568
    Satudora Holdings Co., Ltd......................................................     1,300      24,809
    Shinobu Foods Products Co., Ltd.................................................     1,600      11,311
#   Shoei Foods Corp................................................................    86,100   2,983,462
    Showa Sangyo Co., Ltd...........................................................   149,400   3,938,583
    Sogo Medical Co., Ltd...........................................................   132,000   2,603,187
    Starzen Co., Ltd................................................................    54,500   2,905,616
    Takara Holdings, Inc............................................................   329,500   3,849,870
    Tobu Store Co., Ltd.............................................................    19,000     566,314
#   Toho Co., Ltd...................................................................    54,700   1,134,143
    Tohto Suisan Co., Ltd...........................................................    18,099     327,417
    Torigoe Co., Ltd. (The).........................................................   102,200     918,577
    Toyo Sugar Refining Co., Ltd....................................................    15,700     179,078
#   Transaction Co., Ltd............................................................   103,300     815,065
    United Super Markets Holdings, Inc..............................................   378,400   4,350,904
    Uoriki Co., Ltd.................................................................    33,600     451,484
    Valor Holdings Co., Ltd.........................................................   266,100   5,711,160
    Warabeya Nichiyo Holdings Co., Ltd..............................................   102,260   2,098,023
    Watahan & Co., Ltd..............................................................    47,400   1,300,685
    Yaizu Suisankagaku Industry Co., Ltd............................................    51,000     556,874
#   Yakuodo Co., Ltd................................................................    78,600   2,702,490

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
                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
CONSUMER STAPLES -- (Continued)
#   YA-MAN, Ltd.....................................................................   215,100 $  3,423,955
    Yamatane Corp...................................................................    70,100    1,295,842
    Yamaya Corp.....................................................................    28,200      736,295
    Yamazawa Co., Ltd...............................................................     6,600      110,141
    Yaoko Co., Ltd..................................................................   120,700    6,250,232
    Yokohama Reito Co., Ltd.........................................................   274,200    2,464,925
    Yomeishu Seizo Co., Ltd.........................................................    49,800    1,100,440
    Yuasa Funashoku Co., Ltd........................................................    13,000      407,781
    Yutaka Foods Corp...............................................................     3,900       70,945
                                                                                               ------------
TOTAL CONSUMER STAPLES..............................................................            327,531,172
                                                                                               ------------
ENERGY -- (0.8%)
#   BP Castrol K.K..................................................................    53,100      772,476
    Fuji Kosan Co., Ltd.............................................................    33,100      193,687
    Fuji Oil Co., Ltd...............................................................   365,900    1,382,969
    Itochu Enex Co., Ltd............................................................   342,100    3,329,950
    Japan Oil Transportation Co., Ltd...............................................    14,500      411,586
    Japan Petroleum Exploration Co., Ltd............................................   256,100    6,067,156
    Mitsuuroko Group Holdings Co., Ltd..............................................   194,800    1,491,197
    Modec, Inc......................................................................   144,700    4,043,436
    Nippon Coke & Engineering Co., Ltd.............................................. 1,214,500    1,284,085
#   Sala Corp.......................................................................   345,200    2,182,815
    San-Ai Oil Co., Ltd.............................................................   379,900    4,875,936
    Shinko Plantech Co., Ltd........................................................   293,300    2,768,191
    Sinanen Holdings Co., Ltd.......................................................    55,300    1,370,988
    Toa Oil Co., Ltd................................................................   501,000    1,068,278
    Toyo Kanetsu K.K................................................................    59,200    2,025,855
                                                                                               ------------
TOTAL ENERGY........................................................................             33,268,605
                                                                                               ------------
FINANCIALS -- (8.5%)
    77 Bank, Ltd. (The).............................................................   496,152   11,949,473
    Advance Create Co., Ltd.........................................................    42,500      862,249
    Aichi Bank, Ltd. (The)..........................................................    63,200    2,966,533
#*  Aiful Corp...................................................................... 1,484,400    4,745,576
    Aizawa Securities Co., Ltd......................................................   244,100    1,625,326
#   Akatsuki Corp...................................................................   109,000      412,021
    Akita Bank, Ltd. (The)..........................................................   117,340    3,163,914
    Anicom Holdings, Inc............................................................   124,800    5,275,664
#   Aomori Bank, Ltd. (The).........................................................   138,400    4,241,682
    Asax Co., Ltd...................................................................     9,300       53,385
    Awa Bank, Ltd. (The)............................................................ 1,318,000    8,515,799
    Bank of Iwate, Ltd. (The).......................................................   113,600    4,843,184
    Bank of Kochi, Ltd. (The).......................................................    45,700      482,938
#   Bank of Nagoya, Ltd. (The)......................................................    98,330    3,588,596
    Bank of Okinawa, Ltd. (The).....................................................   152,460    6,015,380
    Bank of Saga, Ltd. (The)........................................................   107,900    2,524,317
    Bank of the Ryukyus, Ltd........................................................   227,380    3,606,387
#   Bank of Toyama, Ltd. (The)......................................................    12,100      475,232
    Chiba Kogyo Bank, Ltd. (The)....................................................   379,700    1,710,754
    Chugoku Bank, Ltd. (The)........................................................   453,700    4,813,498
#   Chukyo Bank, Ltd. (The).........................................................    79,800    1,657,384
    Daishi Bank, Ltd. (The).........................................................   215,000    9,124,169
    Daito Bank, Ltd. (The)..........................................................    87,300      976,167
    Dream Incubator, Inc............................................................     1,400       28,364
    DSB Co., Ltd....................................................................    61,300      313,649
    eGuarantee, Inc.................................................................    98,400    2,146,888
    Ehime Bank, Ltd. (The)..........................................................   227,400    2,622,277
    Eighteenth Bank, Ltd. (The)..................................................... 1,048,000    2,827,389

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
FINANCIALS -- (Continued)
    Entrust, Inc....................................................................    48,900 $   266,389
    FIDEA Holdings Co., Ltd......................................................... 1,311,000   2,054,902
    Financial Products Group Co., Ltd...............................................   474,200   5,753,594
#   First Bank of Toyama, Ltd. (The)................................................   243,300   1,072,841
#   First Brothers Co., Ltd.........................................................    43,200     518,434
    Fukui Bank, Ltd. (The)..........................................................   161,500   3,705,308
*   Fukushima Bank, Ltd. (The)......................................................   190,600   1,161,973
    Fuyo General Lease Co., Ltd.....................................................   125,900   7,870,993
#   GMO Financial Holdings, Inc.....................................................   164,600   1,311,950
    Hirose Tusyo, Inc...............................................................    25,100     674,867
    Hiroshima Bank, Ltd. (The)......................................................   402,400   2,769,092
    Hokkoku Bank, Ltd. (The)........................................................   174,200   7,360,419
    Hokuetsu Bank, Ltd. (The).......................................................   131,600   2,802,596
    Hokuhoku Financial Group, Inc...................................................   713,900  10,285,533
    Hyakugo Bank, Ltd. (The)........................................................ 1,631,609   6,917,302
    Hyakujushi Bank, Ltd. (The)..................................................... 1,613,000   5,246,458
    IBJ Leasing Co., Ltd............................................................   197,000   5,073,250
    Ichiyoshi Securities Co., Ltd...................................................   285,900   2,807,745
    IwaiCosmo Holdings, Inc.........................................................   142,400   1,877,240
#   J Trust Co., Ltd................................................................   449,100   3,584,395
    Jaccs Co., Ltd..................................................................   177,800   3,878,331
    Jafco Co., Ltd..................................................................   231,100   8,460,560
*   Japan Asia Investment Co., Ltd..................................................   127,300     387,844
    Japan Investment Adviser Co., Ltd...............................................    87,100   4,087,134
    Japan Securities Finance Co., Ltd...............................................   783,800   4,377,464
    Jimoto Holdings, Inc............................................................ 1,082,300   1,619,832
    Juroku Bank, Ltd. (The).........................................................   237,000   6,444,771
    kabu.com Securities Co., Ltd....................................................   999,700   3,326,488
*   Kansai Mirai Financial Group, Inc...............................................   364,053   3,039,573
    Keiyo Bank, Ltd. (The).......................................................... 1,577,000   6,960,495
    Kita-Nippon Bank, Ltd. (The)....................................................    52,306   1,224,022
    Kiyo Bank, Ltd. (The)...........................................................   417,290   7,040,205
#   Kosei Securities Co., Ltd. (The)................................................    35,799     385,124
    Kyokuto Securities Co., Ltd.....................................................   167,700   2,268,419
    Kyushu Financial Group, Inc.....................................................   423,127   2,167,617
    Kyushu Leasing Service Co., Ltd.................................................    11,900      80,172
*   M&A Capital Partners Co., Ltd...................................................    51,500   3,247,244
    Marusan Securities Co., Ltd.....................................................   374,100   3,133,910
    Matsui Securities Co., Ltd......................................................     7,100      70,833
#   Mercuria Investment Co., Ltd....................................................    67,900     672,914
    Michinoku Bank, Ltd. (The)......................................................   119,798   1,919,576
    Mito Securities Co., Ltd........................................................   424,800   1,486,160
    Miyazaki Bank, Ltd. (The).......................................................   101,200   3,072,170
#   Monex Group, Inc................................................................ 1,286,400   6,412,474
#   Money Partners Group Co., Ltd...................................................   162,900     564,780
    Musashino Bank, Ltd. (The)......................................................   198,000   6,125,791
    Nagano Bank, Ltd. (The).........................................................    55,699     921,768
    Nanto Bank, Ltd. (The)..........................................................   203,300   5,309,898
    NEC Capital Solutions, Ltd......................................................    65,900   1,115,874
#   Newton Financial Consulting, Inc................................................     3,300      64,972
    Nishi-Nippon Financial Holdings, Inc............................................   738,300   8,821,312
    North Pacific Bank, Ltd......................................................... 2,096,400   7,547,972
#   OAK Capital Corp................................................................   387,000     719,985
    Ogaki Kyoritsu Bank, Ltd. (The).................................................   290,700   7,610,497
    Oita Bank, Ltd. (The)...........................................................   101,489   3,583,244
    Okasan Securities Group, Inc.................................................... 1,139,000   5,437,052
    Ricoh Leasing Co., Ltd..........................................................   102,300   3,346,119
*   San ju San Financial Group, Inc.................................................   126,510   2,439,363
    San-In Godo Bank, Ltd. (The)....................................................   984,500   9,250,274

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CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
FINANCIALS -- (Continued)
    Sawada Holdings Co., Ltd........................................................   147,800 $  1,332,636
    Senshu Ikeda Holdings, Inc...................................................... 1,660,500    5,904,202
#   Shiga Bank, Ltd. (The).......................................................... 1,701,000    9,016,871
    Shikoku Bank, Ltd. (The)........................................................   264,600    3,400,499
    Shimane Bank, Ltd. (The)........................................................    29,800      336,364
    Shimizu Bank, Ltd. (The)........................................................    57,800    1,110,196
#   Sparx Group Co., Ltd............................................................   663,600    1,558,949
#   Strike Co., Ltd.................................................................    55,700    1,862,046
    Taiko Bank, Ltd. (The)..........................................................    36,800      748,721
    Tochigi Bank, Ltd. (The)........................................................   672,700    2,483,793
    Toho Bank, Ltd. (The)........................................................... 1,315,000    5,231,279
    Tohoku Bank, Ltd. (The).........................................................    64,200      812,209
    Tokai Tokyo Financial Holdings, Inc............................................. 1,497,300    8,624,164
#   Tokyo Kiraboshi Financial Group, Inc............................................   204,338    4,706,500
    Tomato Bank, Ltd................................................................    54,700      749,448
    TOMONY Holdings, Inc............................................................ 1,009,850    4,542,472
    Tottori Bank, Ltd. (The)........................................................    67,800    1,014,752
    Towa Bank, Ltd. (The)...........................................................   250,400    2,681,641
    Toyo Securities Co., Ltd........................................................   498,000    1,122,298
    Tsukuba Bank, Ltd...............................................................   534,200    1,357,980
*   Uzabase, Inc....................................................................    86,800    2,585,301
    Yamagata Bank, Ltd. (The).......................................................   204,300    4,622,330
    Yamanashi Chuo Bank, Ltd. (The)................................................. 1,161,000    4,407,089
                                                                                               ------------
TOTAL FINANCIALS....................................................................            373,517,449
                                                                                               ------------
HEALTHCARE -- (4.9%)
#   Advantage Risk Management Co., Ltd..............................................    46,000      466,156
    As One Corp.....................................................................    84,568    5,916,983
    ASKA Pharmaceutical Co., Ltd....................................................   169,200    1,971,023
    Biofermin Pharmaceutical Co., Ltd...............................................    23,700      606,667
    BML, Inc........................................................................   177,400    4,442,721
    Carenet, Inc....................................................................    22,600      220,720
#   Charm Care Corp. KK.............................................................    24,300      244,284
    CMIC Holdings Co., Ltd..........................................................    84,300    1,887,843
    Create Medic Co., Ltd...........................................................    43,200      538,620
    Daiken Medical Co., Ltd.........................................................   120,900      887,290
    Daito Pharmaceutical Co., Ltd...................................................    86,080    2,706,721
    Dvx, Inc........................................................................    45,800      586,124
    Eiken Chemical Co., Ltd.........................................................   220,900    4,834,048
#   Elan Corp.......................................................................    47,200    1,438,557
#   EM Systems Co., Ltd.............................................................   131,600    1,465,995
    EPS Holdings, Inc...............................................................   222,900    4,264,845
    FALCO HOLDINGS Co., Ltd.........................................................    55,100      938,835
#   FINDEX, Inc.....................................................................   124,100      818,562
    Fuji Pharma Co., Ltd............................................................   112,600    1,959,635
    Fukuda Denshi Co., Ltd..........................................................    40,700    2,709,931
    Fuso Pharmaceutical Industries, Ltd.............................................    44,800    1,180,224
    Hogy Medical Co., Ltd...........................................................   160,300    5,548,612
    I'rom Group Co., Ltd............................................................    46,700      811,684
#   Iwaki & Co., Ltd................................................................   193,000      868,393
*   Japan Animal Referral Medical Center Co., Ltd...................................    12,800      357,119
    Japan Lifeline Co., Ltd.........................................................    81,800    1,768,252
#   Japan Medical Dynamic Marketing, Inc............................................   116,900    1,108,655
    JCR Pharmaceuticals Co., Ltd....................................................   105,800    5,081,075
    Jeol, Ltd.......................................................................   258,000    2,570,826
    JMS Co., Ltd....................................................................   111,657      679,980
    Kanamic Network Co., Ltd........................................................    38,700      718,219
    Kawasumi Laboratories, Inc......................................................    96,180      612,068
    Kissei Pharmaceutical Co., Ltd..................................................   182,800    5,139,595

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     SHARES    VALUE>>
                                                                                     ------- ------------
HEALTHCARE -- (Continued)
*   Kubota Pharmaceutical Holdings Co., Ltd.........................................   2,600 $      7,756
    KYORIN Holdings, Inc............................................................ 290,800    5,921,025
#   Linical Co., Ltd................................................................  79,000    1,758,628
    Mani, Inc....................................................................... 169,200    7,292,442
#*  Medical Data Vision Co., Ltd.................................................... 176,300    2,656,671
    Medius Holdings Co., Ltd........................................................  71,800      628,155
    Menicon Co., Ltd................................................................ 173,800    4,475,773
    Miraca Holdings, Inc............................................................ 400,900   11,651,026
    Mizuho Medy Co., Ltd............................................................  26,900      558,326
    Mochida Pharmaceutical Co., Ltd.................................................  95,299    6,906,665
#   N Field Co., Ltd................................................................  95,300    1,450,014
#   Nagaileben Co., Ltd.............................................................  51,200    1,358,114
    Nakanishi, Inc.................................................................. 283,300    5,927,489
    ND Software Co., Ltd............................................................   9,600      102,869
    NichiiGakkan Co., Ltd........................................................... 271,300    3,069,539
#   Nichi-iko Pharmaceutical Co., Ltd............................................... 326,450    4,646,288
    Nihon Kohden Corp............................................................... 105,400    2,848,848
    Nikkiso Co., Ltd................................................................ 472,400    4,963,782
    Nippon Chemiphar Co., Ltd.......................................................  17,100      709,154
    Nipro Corp...................................................................... 810,000    9,896,500
    Nissui Pharmaceutical Co., Ltd..................................................  80,300      988,009
    Paramount Bed Holdings Co., Ltd................................................. 135,700    5,748,841
    Rion Co., Ltd...................................................................  66,300    1,495,160
    Sawai Pharmaceutical Co., Ltd................................................... 256,700   12,135,622
#   Seed Co., Ltd................................................................... 106,200    2,045,981
    Seikagaku Corp.................................................................. 145,700    2,001,062
#*  Shin Nippon Biomedical Laboratories, Ltd........................................ 154,200      691,920
    Ship Healthcare Holdings, Inc................................................... 316,400   12,302,823
    Shofu, Inc......................................................................  64,900      793,197
    Software Service, Inc...........................................................  22,600    1,610,837
    Solasto Corp.................................................................... 349,200    3,366,756
    St-Care Holding Corp............................................................  82,800      516,089
#   Techno Medica Co., Ltd..........................................................  28,800      545,475
#   Toho Holdings Co., Ltd.......................................................... 367,200    9,044,202
    Tokai Corp...................................................................... 149,300    3,270,805
    Torii Pharmaceutical Co., Ltd................................................... 105,700    2,553,337
    Towa Pharmaceutical Co., Ltd....................................................  63,100    3,509,922
#   Tsukui Corp..................................................................... 403,500    3,659,287
    Uchiyama Holdings Co., Ltd......................................................  26,400      123,491
    UNIMAT Retirement Community Co., Ltd............................................  20,000      276,408
#   Value HR Co., Ltd...............................................................  20,500      351,465
#   Vital KSK Holdings, Inc......................................................... 330,600    3,422,999
#   Wakamoto Pharmaceutical Co., Ltd................................................ 112,300      298,071
    WIN-Partners Co., Ltd........................................................... 121,500    1,812,368
    ZERIA Pharmaceutical Co., Ltd................................................... 109,699    2,429,098
                                                                                             ------------
TOTAL HEALTHCARE....................................................................          217,172,551
                                                                                             ------------
INDUSTRIALS -- (28.2%)
    A&A Material Corp...............................................................  26,000      288,595
    Abist Co., Ltd..................................................................  21,000      871,456
    ACKG, Ltd.......................................................................   1,900       29,712
#   Advan Co., Ltd.................................................................. 160,800    1,483,734
#   Advanex, Inc....................................................................  22,099      422,703
    Aeon Delight Co., Ltd........................................................... 155,900    5,706,181
    Aica Kogyo Co., Ltd............................................................. 108,400    4,003,575
    Aichi Corp...................................................................... 260,300    1,488,229
    Aida Engineering, Ltd........................................................... 378,900    3,633,521
    Airtech Japan, Ltd..............................................................  22,000      160,279
    AIT Corp........................................................................  70,200      689,632

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THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
INDUSTRIALS -- (Continued)
#   Ajis Co., Ltd...................................................................  30,700 $  955,373
#   Alconix Corp.................................................................... 159,000  2,453,120
    Alinco, Inc.....................................................................  92,000    898,875
    Alps Logistics Co., Ltd......................................................... 115,100    878,017
    Altech Co., Ltd.................................................................  10,900     35,521
    Altech Corp..................................................................... 115,000  2,432,735
    Anest Iwata Corp................................................................ 232,400  2,313,785
#*  Arrk Corp....................................................................... 626,700    627,955
    Asahi Diamond Industrial Co., Ltd............................................... 395,500  2,880,099
#   Asahi Kogyosha Co., Ltd.........................................................  30,100    924,260
    Asanuma Corp.................................................................... 536,000  1,920,204
#   Asukanet Co., Ltd...............................................................  73,200    987,627
    Asunaro Aoki Construction Co., Ltd.............................................. 138,400  1,233,675
    Bando Chemical Industries, Ltd.................................................. 251,700  2,768,638
    BayCurrent Consulting, Inc......................................................  98,200  2,890,675
    Bell System24 Holdings, Inc..................................................... 240,700  4,255,514
    Benefit One, Inc................................................................ 178,500  5,131,248
#   Br Holdings Corp................................................................ 201,400    877,277
    Bunka Shutter Co., Ltd.......................................................... 416,900  3,463,390
    Canare Electric Co., Ltd........................................................  24,200    466,265
#   Career Co., Ltd.................................................................  16,400    297,896
    Career Design Center Co., Ltd...................................................  38,200    695,851
    Central Glass Co., Ltd.......................................................... 242,800  5,804,036
    Central Security Patrols Co., Ltd...............................................   4,600    186,926
    Chilled & Frozen Logistics Holdings Co., Ltd....................................  84,100  1,012,105
#   Chiyoda Corp.................................................................... 678,400  5,431,437
    Chiyoda Integre Co., Ltd........................................................  84,900  1,879,883
    Chodai Co., Ltd.................................................................   3,900     30,842
#   Chudenko Corp................................................................... 207,700  5,035,772
    Chugai Ro Co., Ltd..............................................................  45,100  1,016,068
    Chuo Warehouse Co., Ltd.........................................................   8,800     96,262
    CKD Corp........................................................................ 362,900  5,568,080
    CMC Corp........................................................................  13,400    309,798
    Comany, Inc.....................................................................   4,700     67,248
    Cosel Co., Ltd.................................................................. 160,700  1,903,343
    Creek & River Co., Ltd..........................................................  80,900    836,354
    CTI Engineering Co., Ltd........................................................  83,400  1,083,094
    CTS Co., Ltd.................................................................... 190,600  1,860,012
    Dai-Dan Co., Ltd................................................................ 111,400  2,654,825
    Daido Kogyo Co., Ltd............................................................  53,000    560,031
    Daihatsu Diesel Manufacturing Co., Ltd.......................................... 118,000    783,080
    Daihen Corp..................................................................... 684,000  4,368,961
    Daiho Corp...................................................................... 643,000  3,842,358
    Dai-Ichi Cutter Kogyo K.K.......................................................  26,000    532,359
    Daiichi Jitsugyo Co., Ltd.......................................................  64,000  2,042,481
    Daiichi Kensetsu Corp...........................................................  22,000    350,040
#   Daiki Axis Co., Ltd.............................................................  47,300    488,684
*   Daikokuya Holdings Co., Ltd..................................................... 138,700     67,186
    Daiohs Corp.....................................................................  10,600    131,922
    Daiseki Co., Ltd................................................................ 250,363  6,870,311
#   Daiseki Eco. Solution Co., Ltd..................................................  46,559    422,698
    Daisue Construction Co., Ltd....................................................  57,400    663,319
    Daiwa Industries, Ltd........................................................... 232,000  2,631,223
    Denyo Co., Ltd.................................................................. 119,500  1,818,305
#   DMG Mori Co., Ltd............................................................... 301,000  4,621,787
    DMW Corp........................................................................   4,800    100,248
    Duskin Co., Ltd................................................................. 292,000  7,402,709
    Ebara Jitsugyo Co., Ltd.........................................................  42,700    902,283
#   EF-ON, Inc...................................................................... 106,920  1,349,248

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
    Eidai Co., Ltd..................................................................   152,000 $   753,163
#*  EnBio Holdings, Inc.............................................................    20,900     242,329
    Endo Lighting Corp..............................................................    71,400     571,030
#*  Enshu, Ltd......................................................................   361,000     449,887
#   EPCO Co., Ltd...................................................................    29,500     364,452
    ERI Holdings Co., Ltd...........................................................     1,500      15,634
#*  Escrow Agent Japan Co., Ltd.....................................................   182,500     738,524
#   F&M Co., Ltd....................................................................    40,500     373,759
#*  FDK Corp........................................................................   663,000   1,167,648
#   Freund Corp.....................................................................    86,600     739,455
    Fudo Tetra Corp................................................................. 1,257,800   2,286,282
#   Fuji Corp. (6356592)............................................................   451,500   7,992,415
    Fuji Die Co., Ltd...............................................................    59,400     487,246
    Fuji Furukawa Engineering & Construction Co., Ltd...............................     6,000      21,943
    Fujikura, Ltd................................................................... 1,142,900   7,367,035
    Fujimak Corp....................................................................     6,300     113,840
#   Fujisash Co., Ltd...............................................................   689,000     691,996
    Fujitec Co., Ltd................................................................   446,700   6,384,431
    Fukuda Corp.....................................................................    77,200   4,650,485
    Fukushima Industries Corp.......................................................    87,000   4,293,447
    Fukuvi Chemical Industry Co., Ltd...............................................    10,600      68,832
    Fukuyama Transporting Co., Ltd..................................................   131,657   6,406,400
    FULLCAST Holdings Co., Ltd......................................................   142,000   3,557,774
    Funai Soken Holdings, Inc.......................................................   269,690   5,887,581
    Furukawa Co., Ltd...............................................................   228,600   3,487,936
    Furusato Industries, Ltd........................................................    65,100   1,108,358
    Futaba Corp.....................................................................   242,100   4,419,100
    G Three Holdings Corp...........................................................    12,600      12,489
    Gecoss Corp.....................................................................   101,500   1,061,948
#   Giken, Ltd......................................................................   118,400   2,781,708
    Glory, Ltd......................................................................   214,655   6,309,868
    GS Yuasa Corp................................................................... 2,512,000  11,759,526
    Hamakyorex Co., Ltd.............................................................   122,600   4,251,186
    Hanwa Co., Ltd..................................................................   248,700   9,526,950
    Hashimoto Sogyo Holdings Co., Ltd...............................................     2,700      42,662
    Hazama Ando Corp................................................................ 1,233,100   9,795,532
#   Helios Techno Holdings Co., Ltd.................................................   117,300     795,940
    Hibiya Engineering, Ltd.........................................................   144,700   2,895,247
    Hirakawa Hewtech Corp...........................................................    85,600   1,066,119
#   Hirano Tecseed Co., Ltd.........................................................    75,900   1,900,881
#   Hirata Corp.....................................................................    61,100   4,089,565
    Hisaka Works, Ltd...............................................................   162,000   1,580,326
    Hitachi Zosen Corp.............................................................. 1,236,079   5,794,525
#   Hito Communications, Inc........................................................    53,900     867,120
#   Hoden Seimitsu Kako Kenkyusho Co., Ltd..........................................    34,400     530,719
    Hokuetsu Industries Co., Ltd....................................................   156,800   1,528,143
#   Hokuriku Electrical Construction Co., Ltd.......................................    73,600     706,204
    Hosokawa Micron Corp............................................................    51,800   3,376,360
#   Howa Machinery, Ltd.............................................................    83,400     708,053
    HyAS&Co, Inc....................................................................    30,100     112,818
    Ichikawa Co., Ltd...............................................................     5,000      16,113
#   Ichiken Co., Ltd................................................................    35,700     837,322
    Ichinen Holdings Co., Ltd.......................................................   140,600   1,845,050
#   Idec Corp.......................................................................   209,900   4,216,271
    Ihara Science Corp..............................................................    48,300     980,321
    Iino Kaiun Kaisha, Ltd..........................................................   664,400   3,149,589
    Inaba Denki Sangyo Co., Ltd.....................................................   170,700   7,203,885
#   Inaba Seisakusho Co., Ltd.......................................................    66,900     811,405
    Inabata & Co., Ltd..............................................................   291,900   4,305,566

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     SHARES    VALUE>>
                                                                                     ------- -----------
INDUSTRIALS -- (Continued)
#   Insource Co., Ltd...............................................................  62,300 $ 1,376,642
    Interworks, Inc.................................................................   8,400      74,566
    Inui Global Logistics Co., Ltd.................................................. 147,680   1,400,694
    IR Japan Holdings, Ltd..........................................................  29,700   1,038,640
    Iseki & Co., Ltd................................................................ 135,200   2,481,767
#   Ishii Iron Works Co., Ltd.......................................................  11,000     191,361
#   Isolite Insulating Products Co., Ltd............................................  70,000     467,553
    Itoki Corp...................................................................... 274,700   1,534,145
#   Iwaki Co., Ltd..................................................................  56,400     795,365
    Iwasaki Electric Co., Ltd.......................................................  37,200     541,124
#   Iwatani Corp.................................................................... 252,700   8,559,437
#   JAC Recruitment Co., Ltd........................................................ 105,300   2,256,231
    Jalux, Inc......................................................................  45,800   1,290,321
#   Jamco Corp......................................................................  74,400   1,647,567
#   Japan Asia Group, Ltd........................................................... 161,200     681,902
    Japan Elevator Service Holdings Co., Ltd........................................  42,500   1,062,555
    Japan Foundation Engineering Co., Ltd........................................... 165,900     590,529
    Japan Pulp & Paper Co., Ltd.....................................................  76,200   3,294,422
    Japan Steel Works, Ltd. (The)................................................... 294,300   7,255,794
    Japan Transcity Corp............................................................ 255,500   1,311,300
    JK Holdings Co., Ltd............................................................ 104,640     814,810
    Juki Corp....................................................................... 215,700   2,248,995
    Kamei Corp...................................................................... 156,500   2,194,750
    Kanaden Corp.................................................................... 129,700   1,522,128
    Kanagawa Chuo Kotsu Co., Ltd....................................................  42,000   1,439,406
    Kanamoto Co., Ltd............................................................... 205,100   6,395,246
    Kandenko Co., Ltd............................................................... 652,100   6,791,177
    Kanematsu Corp.................................................................. 546,025   7,873,291
    Katakura Industries Co., Ltd.................................................... 174,800   2,023,573
#   Kato Works Co., Ltd.............................................................  62,800   1,696,863
    KAWADA TECHNOLOGIES, Inc........................................................  48,400   3,065,697
    Kawagishi Bridge Works Co., Ltd.................................................  11,200     420,719
    Kawanishi Warehouse Co., Ltd....................................................   1,700      25,249
    Kawasaki Kinkai Kisen Kaisha, Ltd...............................................   9,599     317,641
#*  Kawasaki Kisen Kaisha, Ltd...................................................... 580,900  10,549,192
#   Kawata Manufacturing Co., Ltd...................................................  19,400     371,655
    Keihin Co., Ltd.................................................................  24,900     367,537
    KFC, Ltd........................................................................   7,000     150,283
#*  KI Holdings Co., Ltd............................................................ 109,000     457,601
    Kimura Chemical Plants Co., Ltd................................................. 115,200     454,954
    Kimura Unity Co., Ltd...........................................................   8,800     100,224
    King Jim Co., Ltd...............................................................  97,300     903,452
#*  Kinki Sharyo Co., Ltd. (The)....................................................  25,699     562,618
    Kintetsu World Express, Inc..................................................... 257,900   5,203,654
    Kitagawa Corp...................................................................  59,700   1,440,120
    Kitano Construction Corp........................................................ 305,000   1,090,891
    Kito Corp....................................................................... 148,600   2,776,880
    Kitz Corp....................................................................... 623,900   5,525,184
#   Kobayashi Metals, Ltd...........................................................   7,900      21,628
#*  Kobe Electric Railway Co., Ltd..................................................  26,799     957,945
#   Kobelco Eco-Solutions Co., Ltd..................................................  21,399     359,481
    Koike Sanso Kogyo Co., Ltd......................................................  14,500     383,983
#   Kokusai Co., Ltd................................................................  51,600     405,994
    Kokuyo Co., Ltd................................................................. 558,125   9,457,849
    KOMAIHALTEC, Inc................................................................  25,700     559,461
    Komatsu Wall Industry Co., Ltd..................................................  53,500   1,096,650
    Komori Corp..................................................................... 388,800   4,863,067
    Kondotec, Inc................................................................... 132,700   1,216,692
    Konoike Transport Co., Ltd...................................................... 186,800   2,973,080

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
#   Kosaido Co., Ltd................................................................   231,200 $ 1,098,027
#   Kozo Keikaku Engineering, Inc...................................................    21,600     411,238
    KRS Corp........................................................................    43,400   1,183,306
    Kumagai Gumi Co., Ltd...........................................................   255,200   8,937,698
    Kuroda Precision Industries, Ltd................................................     7,500     127,648
    Kyodo Printing Co., Ltd.........................................................    54,000   1,467,656
    Kyokuto Boeki Kaisha, Ltd.......................................................   230,000     919,416
    Kyokuto Kaihatsu Kogyo Co., Ltd.................................................   220,600   3,617,127
    Kyoritsu Printing Co., Ltd......................................................   195,100     654,945
#   Like Co., Ltd...................................................................    69,000   1,004,621
#   Link And Motivation, Inc........................................................   249,100   2,828,070
    Lonseal Corp....................................................................    13,900     261,520
#   Luckland Co., Ltd...............................................................    24,700     608,115
    Maeda Corp......................................................................   965,300  11,345,536
    Maeda Kosen Co., Ltd............................................................   149,900   2,889,970
    Maeda Road Construction Co., Ltd................................................   437,800   8,469,139
    Maezawa Industries, Inc.........................................................    25,300     104,646
#   Maezawa Kasei Industries Co., Ltd...............................................    86,900     969,383
    Maezawa Kyuso Industries Co., Ltd...............................................    68,000   1,298,821
    Makino Milling Machine Co., Ltd.................................................   764,000   6,173,887
    Marubeni Construction Material Lease Co., Ltd...................................    39,000      88,329
    Marufuji Sheet Piling Co., Ltd..................................................    11,800     284,860
    Maruka Machinery Co., Ltd.......................................................    42,900     788,009
#   Marumae Co., Ltd................................................................    47,000     503,765
#   Maruwa Unyu Kikan Co., Ltd......................................................    79,900   2,704,050
    Maruyama Manufacturing Co., Inc.................................................    27,900     461,666
    Maruzen Co., Ltd................................................................    64,000   1,266,968
    Maruzen Showa Unyu Co., Ltd.....................................................   363,000   1,733,805
    Matching Service Japan Co., Ltd.................................................    14,500     884,485
    Matsuda Sangyo Co., Ltd.........................................................   102,182   1,475,963
    Matsui Construction Co., Ltd....................................................   138,700   1,181,027
    Max Co., Ltd....................................................................   206,800   2,938,042
    Meidensha Corp.................................................................. 1,357,050   5,107,256
    Meiji Electric Industries Co., Ltd..............................................    49,100     893,222
    Meiji Shipping Co., Ltd.........................................................   111,000     409,920
    Meisei Industrial Co., Ltd......................................................   285,000   2,302,238
    Meitec Corp.....................................................................   188,000   9,338,172
    Meiwa Corp......................................................................   173,800     755,814
#   Mesco, Inc......................................................................    29,800     336,275
    METAWATER Co., Ltd..............................................................    43,100   1,268,555
#   Mie Kotsu Group Holdings, Inc...................................................   349,000   1,833,276
#   Mirait Holdings Corp............................................................   400,785   6,166,535
    Mitani Corp.....................................................................    73,800   3,439,477
#   Mitani Sangyo Co., Ltd..........................................................    94,700     295,215
#   Mitsubishi Kakoki Kaisha, Ltd...................................................    38,700     721,453
    Mitsubishi Logisnext Co., Ltd...................................................   214,200   2,644,182
#   Mitsubishi Logistics Corp.......................................................   338,600   7,746,256
    Mitsubishi Pencil Co., Ltd......................................................   248,800   4,802,817
    Mitsuboshi Belting, Ltd.........................................................   319,000   3,947,212
#*  Mitsui E&S Holdings Co., Ltd....................................................   537,300   7,697,857
    Mitsui Matsushima Co., Ltd......................................................    72,100   1,022,744
*   Mitsui-Soko Holdings Co., Ltd...................................................   824,000   2,614,735
#   Mitsumura Printing Co., Ltd.....................................................     9,300     194,006
    Miyaji Engineering Group, Inc...................................................    44,617     803,530
#   Mori-Gumi Co., Ltd..............................................................    69,500     258,099
    Morita Holdings Corp............................................................   201,300   4,115,070
#   Musashi Co., Ltd................................................................     5,000     100,507
    NAC Co., Ltd....................................................................    78,800     692,125
#   Nachi-Fujikoshi Corp............................................................   126,200   5,905,978

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
#   Nadex Co., Ltd..................................................................    39,200 $   367,960
    Nagase & Co., Ltd...............................................................   652,300  10,583,522
#   Naigai Trans Line, Ltd..........................................................    39,800     539,002
    Nakabayashi Co., Ltd............................................................   128,400     794,318
    Nakakita Seisakusho Co., Ltd....................................................     3,700     106,771
    Nakamoto Packs Co., Ltd.........................................................    35,500     628,101
#*  Nakamura Choukou Co., Ltd.......................................................    31,000     603,348
    Nakanishi Manufacturing Co., Ltd................................................     5,700      63,939
    Nakano Corp.....................................................................   113,600     721,124
#   Namura Shipbuilding Co., Ltd....................................................   377,028   1,782,398
    Narasaki Sangyo Co., Ltd........................................................   127,000     472,699
    NDS Co., Ltd....................................................................    33,600   1,687,826
    Nexyz Group Corp................................................................    52,000     796,487
    Nichias Corp....................................................................   841,000  10,412,296
    Nichiban Co., Ltd...............................................................    78,100   2,098,768
    Nichiden Corp...................................................................    94,400   1,759,491
    Nichiha Corp....................................................................   196,280   7,224,168
    Nichireki Co., Ltd..............................................................   183,500   2,057,992
#   Nihon Dengi Co., Ltd............................................................    29,700     739,667
    Nihon Flush Co., Ltd............................................................    69,500   1,474,918
    Nikkato Corp....................................................................    54,700     682,405
    Nikko Co., Ltd..................................................................    36,700     882,011
    Nikkon Holdings Co., Ltd........................................................   414,700  11,240,327
    Nippi, Inc......................................................................    11,500     406,541
    Nippo Corp......................................................................   114,600   2,158,250
    Nippon Air Conditioning Services Co., Ltd.......................................   193,300   1,440,194
#   Nippon Aqua Co., Ltd............................................................   108,500     353,430
    Nippon Carbon Co., Ltd..........................................................    49,900   2,872,658
    Nippon Concept Corp.............................................................    33,900     414,379
    Nippon Densetsu Kogyo Co., Ltd..................................................   238,800   4,927,267
    Nippon Dry-Chemical Co., Ltd....................................................       900      18,582
#   Nippon Filcon Co., Ltd..........................................................    80,500     440,852
    Nippon Hume Corp................................................................   146,700   1,212,104
    Nippon Kanzai Co., Ltd..........................................................    89,100   1,716,026
    Nippon Koei Co., Ltd............................................................    87,900   2,420,084
#   Nippon Parking Development Co., Ltd............................................. 1,497,700   2,371,433
    Nippon Rietec Co., Ltd..........................................................     8,300     116,954
    Nippon Road Co., Ltd. (The).....................................................    49,100   2,641,828
#   Nippon Seisen Co., Ltd..........................................................    22,500     957,663
#*  Nippon Sharyo, Ltd..............................................................   515,000   1,394,432
#   Nippon Sheet Glass Co., Ltd.....................................................   632,100   6,617,149
    Nippon Steel & Sumikin Bussan Corp..............................................   105,360   5,412,591
    Nippon Thompson Co., Ltd........................................................   462,800   3,391,214
    Nippon Tungsten Co., Ltd........................................................     6,699     127,213
    Nishimatsu Construction Co., Ltd................................................   377,700  10,802,811
#   Nishi-Nippon Railroad Co., Ltd..................................................   407,700  10,738,763
    Nishio Rent All Co., Ltd........................................................   124,300   3,942,895
#   Nissei ASB Machine Co., Ltd.....................................................    57,100   3,095,621
    Nissei Corp.....................................................................    38,900     423,150
    Nissei Plastic Industrial Co., Ltd..............................................   175,800   2,008,259
    Nisshinbo Holdings, Inc......................................................... 1,024,980  11,278,038
    Nissin Corp.....................................................................   106,800   2,452,103
    Nissin Electric Co., Ltd........................................................   404,400   3,503,577
    Nitta Corp......................................................................   138,900   5,492,839
    Nitto Boseki Co., Ltd...........................................................   203,100   5,050,068
    Nitto Kogyo Corp................................................................   190,100   3,268,902
    Nitto Kohki Co., Ltd............................................................    78,000   1,847,772
    Nitto Seiko Co., Ltd............................................................   218,000   1,446,538
    Nittoc Construction Co., Ltd....................................................   192,700   1,225,519

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
    Nittoku Engineering Co., Ltd....................................................   104,700 $ 2,885,509
    NJS Co., Ltd....................................................................    40,700     652,110
#   nms Holdings Co.................................................................    72,900     415,603
    Noda Corp.......................................................................   145,800   1,531,935
    Nomura Co., Ltd.................................................................   281,000   5,998,931
    Noritake Co., Ltd...............................................................    75,800   4,146,186
    Noritz Corp.....................................................................   198,600   3,346,454
    NS Tool Co., Ltd................................................................    51,900   1,367,075
    NS United Kaiun Kaisha, Ltd.....................................................    70,100   1,453,727
    NTN Corp........................................................................   683,400   3,016,929
    Obara Group, Inc................................................................    83,900   4,939,649
    Ochi Holdings Co., Ltd..........................................................     6,300      80,446
#   Odawara Engineering Co., Ltd....................................................     1,600      36,068
    Odelic Co., Ltd.................................................................    24,700     967,352
#   Ohba Co., Ltd...................................................................    88,400     496,971
    Ohmoto Gumi Co., Ltd............................................................     4,100     195,790
    Oiles Corp......................................................................   158,150   3,260,624
    Okabe Co., Ltd..................................................................   272,900   2,680,366
#   Okada Aiyon Corp................................................................    41,400     618,690
#   Okamoto Machine Tool Works, Ltd.................................................    25,399     841,472
    Okamura Corp....................................................................   485,000   6,998,991
#   OKK Corp........................................................................    54,200     545,824
#   OKUMA Corp......................................................................   172,600   9,746,085
    Okumura Corp....................................................................   216,080   7,102,122
#   Onoken Co., Ltd.................................................................   123,600   2,127,971
    Organo Corp.....................................................................    51,000   1,328,568
    Origin Electric Co., Ltd........................................................    37,300     762,202
    OSG Corp........................................................................   421,100   9,474,764
    OSJB Holdings Corp..............................................................   973,300   2,407,678
    Outsourcing, Inc................................................................   551,100  11,889,315
    Oyo Corp........................................................................   171,900   2,146,150
#   Paraca, Inc.....................................................................    34,500     827,122
    Parker Corp.....................................................................    34,000     168,001
#*  Pasco Corp......................................................................   137,000     350,578
#   Pasona Group, Inc...............................................................   131,800   2,246,771
    Pegasus Sewing Machine Manufacturing Co., Ltd...................................   149,200   1,371,758
    Penta-Ocean Construction Co., Ltd............................................... 1,993,900  12,563,386
#*  Phil Co., Inc...................................................................    22,100   1,095,849
    Pilot Corp......................................................................   144,200   8,325,284
    Prestige International, Inc.....................................................   347,300   4,051,560
    Pronexus, Inc...................................................................   125,000   1,458,369
    PS Mitsubishi Construction Co., Ltd.............................................   216,100   1,171,921
#   Punch Industry Co., Ltd.........................................................   122,200   1,175,422
    Quick Co., Ltd..................................................................    76,000   1,217,362
    Raito Kogyo Co., Ltd............................................................   353,200   3,874,924
    Rasa Corp.......................................................................    56,800     509,073
#*  Refinverse, Inc.................................................................    15,900     395,709
    Relia, Inc......................................................................   207,800   3,006,746
    Rheon Automatic Machinery Co., Ltd..............................................   144,300   2,421,667
    Rix Corp........................................................................    17,100     294,962
*   Rozetta Corp....................................................................     9,500     186,184
    Ryobi, Ltd......................................................................   183,640   6,138,563
#   S LINE Co., Ltd.................................................................    23,800     246,024
    Sakai Heavy Industries, Ltd.....................................................    26,800     902,641
    Sakai Moving Service Co., Ltd...................................................    75,800   4,011,469
#*  Sanix, Inc......................................................................   222,500     738,023
    Sanki Engineering Co., Ltd......................................................   330,100   3,389,498
#   Sanko Gosei, Ltd................................................................   122,200     543,784
#   Sanko Metal Industrial Co., Ltd.................................................    15,300     486,166

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
INDUSTRIALS -- (Continued)
#   Sankyo Tateyama, Inc............................................................   197,300 $2,506,185
#   Sanoyas Holdings Corp...........................................................   159,500    316,475
#   Sansei Technologies, Inc........................................................    77,700  1,137,579
#   Sansha Electric Manufacturing Co., Ltd..........................................    70,600    852,793
    Sanyo Denki Co., Ltd............................................................    16,500    904,170
    Sanyo Engineering & Construction, Inc...........................................    78,500    628,696
    Sanyo Industries, Ltd...........................................................     9,900    196,229
    Sanyo Trading Co., Ltd..........................................................    81,700  1,512,217
    Sata Construction Co., Ltd......................................................    91,299    387,923
    Sato Holdings Corp..............................................................   189,600  5,550,314
    Sato Shoji Corp.................................................................    88,200  1,043,205
    Sawafuji Electric Co., Ltd......................................................     1,900     36,652
    SBS Holdings, Inc...............................................................   147,000  1,753,200
#   Secom Joshinetsu Co., Ltd.......................................................    32,000  1,002,670
    Seibu Electric & Machinery Co., Ltd.............................................     5,000     55,508
    Seibu Electric Industry Co., Ltd................................................    24,400    842,845
#   Seika Corp......................................................................    73,400  1,565,154
*   Seikitokyu Kogyo Co., Ltd.......................................................   222,300  1,460,546
    Sekisui Jushi Corp..............................................................   204,200  3,680,578
    Senko Group Holdings Co., Ltd...................................................   765,800  6,026,986
#   Senshu Electric Co., Ltd........................................................    53,700  1,608,701
    Shibusawa Warehouse Co., Ltd. (The).............................................    63,100    943,195
    Shibuya Corp....................................................................   110,500  3,553,956
    Shima Seiki Manufacturing, Ltd..................................................    37,400  2,034,143
    Shin Nippon Air Technologies Co., Ltd...........................................    99,380  1,442,082
#   Shin-Keisei Electric Railway Co., Ltd...........................................    39,999    778,834
    Shinmaywa Industries, Ltd.......................................................   522,700  6,327,090
    Shinnihon Corp..................................................................   189,000  2,393,401
    Shinsho Corp....................................................................    37,300  1,093,441
    Shinwa Co., Ltd.................................................................    62,900  1,391,202
*   Shoko Co., Ltd..................................................................    44,400    361,556
    Showa Aircraft Industry Co., Ltd................................................    48,937    516,493
#   SIGMAXYZ, Inc...................................................................   123,800  1,542,360
#   Sinfonia Technology Co., Ltd....................................................   836,000  2,927,627
    Sinko Industries, Ltd...........................................................   142,200  2,621,095
    Sintokogio, Ltd.................................................................   301,000  2,786,031
#   SMS Co., Ltd....................................................................   474,900  9,666,670
    Soda Nikka Co., Ltd.............................................................   122,600    748,238
#   Sodick Co., Ltd.................................................................   320,100  2,923,284
    Space Co., Ltd..................................................................    97,362  1,242,474
    S-Pool, Inc.....................................................................    73,100  1,020,930
#   Srg Takamiya Co., Ltd...........................................................   132,600    844,551
#   Star Micronics Co., Ltd.........................................................   238,900  4,300,819
#   Subaru Enterprise Co., Ltd......................................................     8,500    470,087
    Sugimoto & Co., Ltd.............................................................    64,800  1,133,440
#   Sumiseki Holdings, Inc..........................................................   427,300    555,868
    Sumitomo Densetsu Co., Ltd......................................................   122,200  2,115,644
    Sumitomo Mitsui Construction Co., Ltd........................................... 1,212,540  9,507,941
    Sumitomo Precision Products Co., Ltd............................................   232,000    780,267
    Sumitomo Warehouse Co., Ltd. (The)..............................................   822,000  5,313,748
    Suzumo Machinery Co., Ltd.......................................................     2,200     37,009
    SWCC Showa Holdings Co., Ltd....................................................   156,200  1,021,819
#   Tacmina Corp....................................................................    14,200    207,367
    Tadano, Ltd.....................................................................   519,800  6,776,934
    Taihei Dengyo Kaisha, Ltd.......................................................   118,500  3,056,683
    Taiheiyo Kouhatsu, Inc..........................................................    44,200    389,007
    Taikisha, Ltd...................................................................   166,000  4,817,322
    Taisei Oncho Co., Ltd...........................................................    13,300    275,254
    Takadakiko Co., Ltd.............................................................     7,500    224,824

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
    Takagi Seiko Corp...............................................................    10,800 $   273,577
    Takamatsu Construction Group Co., Ltd...........................................    98,000   2,941,370
    Takamatsu Machinery Co., Ltd....................................................    34,500     363,892
    Takano Co., Ltd.................................................................    58,700     575,701
    Takaoka Toko Co., Ltd...........................................................    84,220   1,325,879
#   Takara Printing Co., Ltd........................................................    28,155     481,594
    Takara Standard Co., Ltd........................................................   259,900   4,619,889
    Takasago Thermal Engineering Co., Ltd...........................................   328,200   6,449,425
    Takashima & Co., Ltd............................................................    26,600     508,075
    Takeei Corp.....................................................................   165,000   1,543,466
    Takeuchi Manufacturing Co., Ltd.................................................   252,300   5,910,740
    Takigami Steel Construction Co., Ltd. (The).....................................     5,300     251,635
    Takisawa Machine Tool Co., Ltd..................................................    44,300     720,757
    Takuma Co., Ltd.................................................................   507,200   6,217,436
#   TANABE ENGINEERING Corp.........................................................    41,000     370,608
    Tanabe Management Consulting Co., Ltd...........................................     5,100      96,307
#   Tanseisha Co., Ltd..............................................................   264,949   3,258,177
    Tatsuta Electric Wire and Cable Co., Ltd........................................   303,900   1,729,583
    TECHNO ASSOCIE Co., Ltd.........................................................    56,800     685,712
    Techno Ryowa, Ltd...............................................................    71,390     590,336
#   Techno Smart Corp...............................................................    60,000     641,640
    TechnoPro Holdings, Inc.........................................................   193,200  12,262,821
#   Teikoku Electric Manufacturing Co., Ltd.........................................   134,300   1,737,405
    Teikoku Sen-I Co., Ltd..........................................................   140,300   3,012,463
    Tekken Corp.....................................................................    93,600   2,435,963
#   Tenox Corp......................................................................    22,500     206,321
#   Teraoka Seisakusho Co., Ltd.....................................................    78,800     529,904
    Terasaki Electric Co., Ltd......................................................    24,400     294,694
    Toa Corp. (6894508).............................................................   112,500   2,918,488
    TOA ROAD Corp...................................................................    26,600     912,010
#   Toba, Inc.......................................................................     9,500     266,268
    Tobishima Corp.................................................................. 1,481,700   2,696,701
    Tocalo Co., Ltd.................................................................   454,400   5,207,585
    Toda Corp.......................................................................   422,100   3,696,374
    Toenec Corp.....................................................................    53,900   1,597,296
#   Togami Electric Manufacturing Co., Ltd..........................................    17,800     296,346
    TOKAI Holdings Corp.............................................................   653,700   6,467,423
    Tokai Lease Co., Ltd............................................................    19,300     359,398
    Tokyo Energy & Systems, Inc.....................................................   183,300   2,003,616
#   Tokyo Keiki, Inc................................................................    84,199     885,766
    Tokyo Sangyo Co., Ltd...........................................................   125,800     799,827
    Tokyu Construction Co., Ltd.....................................................   581,300   5,868,989
    Toli Corp.......................................................................   320,900   1,038,133
#   Tomoe Corp......................................................................   176,000     748,867
#   Tomoe Engineering Co., Ltd......................................................    51,400   1,100,904
    Tonami Holdings Co., Ltd........................................................    40,900   2,416,318
    Toppan Forms Co., Ltd...........................................................   332,400   3,384,588
    Torishima Pump Manufacturing Co., Ltd...........................................   133,500   1,215,426
    Toshiba Machine Co., Ltd........................................................   775,000   3,798,500
    Toshiba Plant Systems & Services Corp...........................................   272,950   6,041,942
#   Tosho Printing Co., Ltd.........................................................   161,299   1,418,558
    Totech Corp.....................................................................    51,000   1,185,939
    Totetsu Kogyo Co., Ltd..........................................................   168,800   5,121,530
    Totoku Electric Co., Ltd........................................................    20,000     484,406
    Toyo Construction Co., Ltd......................................................   572,100   2,447,413
#   Toyo Denki Seizo K.K............................................................    53,000     804,202
#*  Toyo Engineering Corp...........................................................   228,778   1,480,250
    Toyo Logistics Co., Ltd.........................................................    73,500     238,348
    Toyo Machinery & Metal Co., Ltd.................................................   120,500     833,231

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     SHARES     VALUE>>
                                                                                     ------- --------------
INDUSTRIALS -- (Continued)
    Toyo Tanso Co., Ltd.............................................................  83,300 $    2,391,052
#   Toyo Wharf & Warehouse Co., Ltd.................................................  41,300        645,732
    Trancom Co., Ltd................................................................  53,800      3,954,197
#   Trinity Industrial Corp.........................................................  36,000        229,301
#   Trusco Nakayama Corp............................................................ 335,300      8,471,691
#   Trust Tech, Inc.................................................................  69,900      2,893,897
    Tsubaki Nakashima Co., Ltd...................................................... 292,400      6,941,885
    Tsubakimoto Chain Co............................................................ 895,700      8,249,531
    Tsubakimoto Kogyo Co., Ltd......................................................  28,900        971,642
#*  Tsudakoma Corp..................................................................  31,998        582,821
    Tsugami Corp.................................................................... 375,000      3,617,387
    Tsukishima Kikai Co., Ltd....................................................... 200,100      2,694,327
    Tsurumi Manufacturing Co., Ltd.................................................. 125,600      2,427,915
    TTK Co., Ltd....................................................................  81,000        580,491
    Uchida Yoko Co., Ltd............................................................  59,400      1,882,143
    Ueki Corp.......................................................................  34,800        839,151
#   Union Tool Co...................................................................  58,000      1,927,053
    Ushio, Inc...................................................................... 757,100      9,863,954
*   UT Group Co., Ltd............................................................... 175,800      6,138,532
    Utoc Corp....................................................................... 102,200        479,949
    Wakachiku Construction Co., Ltd................................................. 105,200      1,599,465
    Wakita & Co., Ltd............................................................... 281,800      3,391,408
#   WDB Holdings Co., Ltd...........................................................  62,500      2,187,064
    Weathernews, Inc................................................................  42,000      1,316,410
#   Will Group, Inc................................................................. 103,600      1,051,472
    World Holdings Co., Ltd.........................................................  53,200      1,700,034
    Yahagi Construction Co., Ltd.................................................... 188,700      1,566,643
    YAMABIKO Corp................................................................... 250,928      3,316,885
    YAMADA Consulting Group Co., Ltd................................................  71,900      1,968,393
#   Yamashin-Filter Corp............................................................ 273,400      2,818,369
    Yamato Corp..................................................................... 106,900        689,239
#   Yamaura Corp....................................................................  55,000        444,246
    Yamazen Corp.................................................................... 405,500      4,147,991
    Yasuda Logistics Corp........................................................... 116,600        972,706
#   Yokogawa Bridge Holdings Corp................................................... 214,100      3,952,339
#   Yondenko Corp...................................................................  28,060        653,606
    Yuasa Trading Co., Ltd.......................................................... 114,800      3,741,968
    Yuken Kogyo Co., Ltd............................................................  23,300        544,240
#   Yumeshin Holdings Co., Ltd...................................................... 316,400      3,262,018
    Yurtec Corp..................................................................... 274,700      2,259,680
    Zaoh Co., Ltd...................................................................  18,100        255,224
    Zenitaka Corp. (The)............................................................  19,000        988,127
    Zuiko Corp......................................................................  29,000        840,270
                                                                                             --------------
TOTAL INDUSTRIALS...................................................................          1,244,186,509
                                                                                             --------------
INFORMATION TECHNOLOGY -- (13.3%)
    A&D Co., Ltd.................................................................... 126,200      1,184,316
#*  Access Co., Ltd................................................................. 224,000      2,087,400
    Ad-sol Nissin Corp..............................................................  47,900        706,905
#   Adtec Plasma Technology Co., Ltd................................................  39,000        510,284
#   Aeria, Inc......................................................................  97,700      1,211,104
    AGS Corp........................................................................  11,600         86,669
    Ai Holdings Corp................................................................ 265,800      5,897,731
    Aichi Tokei Denki Co., Ltd......................................................  19,500        780,862
    Aiphone Co., Ltd................................................................  74,000      1,165,939
#   Akatsuki, Inc...................................................................  46,200      1,756,090
#*  Allied Telesis Holdings KK...................................................... 486,100        547,916
    Alpha Systems, Inc..............................................................  51,060      1,053,701
    Amano Corp...................................................................... 438,200      9,014,407

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
                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    AOI Electronic Co., Ltd.........................................................    31,400 $1,039,845
#*  Apic Yamada Corp................................................................    71,800    232,787
    Argo Graphics, Inc..............................................................    60,500  2,365,434
    Arisawa Manufacturing Co., Ltd..................................................   200,900  2,134,495
    ArtSpark Holdings, Inc..........................................................    53,700    522,777
    Asahi Intelligence Service Co., Ltd.............................................     1,300     14,549
    Asahi Net, Inc..................................................................   117,800    548,919
#   Ateam, Inc......................................................................    92,700  1,951,102
#*  Atrae, Inc......................................................................    46,700    976,615
    Aucnet, Inc.....................................................................     4,400     65,779
#   Aval Data Corp..................................................................    27,200    523,133
    Avant Corp......................................................................    36,900    368,464
    Axell Corp......................................................................    44,900    314,740
    Azia Co., Ltd...................................................................    14,300    194,205
*   Beaglee, Inc....................................................................    21,200    295,597
*   Bengo4.com, Inc.................................................................    52,900  1,366,357
#   Billing System Corp.............................................................    15,900    814,598
#*  BrainPad, Inc...................................................................    34,400  1,371,224
#   Broadband Tower, Inc............................................................   292,600    505,947
    Broadleaf Co., Ltd..............................................................   660,100  3,997,847
    Business Brain Showa-Ota, Inc...................................................     5,900    114,612
    CAC Holdings Corp...............................................................    96,200    928,952
    Canon Electronics, Inc..........................................................   141,300  2,986,183
#   Capital Asset Planning, Inc.....................................................    10,600    703,410
    CareerIndex, Inc................................................................    56,200    692,268
    CDS Co., Ltd....................................................................    11,100    120,811
#*  Change, Inc.....................................................................     5,800    167,007
    Chino Corp......................................................................    47,400    685,914
    Citizen Watch Co., Ltd.......................................................... 1,367,100  9,004,795
    CMK Corp........................................................................   373,100  2,596,893
#   COLOPL, Inc.....................................................................   380,400  2,504,631
    Computer Engineering & Consulting, Ltd..........................................   176,000  3,496,260
    Computer Institute of Japan, Ltd................................................   111,900    705,023
    Comture Corp....................................................................    77,600  2,518,572
    CONEXIO Corp....................................................................   113,000  2,254,146
#   Core Corp.......................................................................    46,200    545,039
    Cresco, Ltd.....................................................................    42,700  1,268,488
    Cube System, Inc................................................................    48,400    399,050
#*  Cyberstep, Inc..................................................................    30,700    576,198
    Cybozu, Inc.....................................................................   166,900    815,368
    Dai-ichi Seiko Co., Ltd.........................................................    64,300  1,051,740
    Daiko Denshi Tsushin, Ltd.......................................................    40,000    241,042
    Daishinku Corp..................................................................    47,299    537,643
    Daitron Co., Ltd................................................................    66,000  1,283,184
    Daiwabo Holdings Co., Ltd.......................................................   121,000  6,264,955
    Denki Kogyo Co., Ltd............................................................    76,700  2,096,172
    Densan System Co., Ltd..........................................................    40,200    772,498
#   Designone Japan, Inc............................................................    50,700    466,536
#   Dexerials Corp..................................................................   423,500  4,196,907
#   Digital Arts, Inc...............................................................    82,000  3,930,484
#   Digital Hearts Holdings Co., Ltd................................................   116,200  1,525,591
#   Digital Information Technologies Corp...........................................    66,600    670,426
    Dip Corp........................................................................   231,500  5,887,305
    Double Standard, Inc............................................................    16,300    501,299
*   Drecom Co., Ltd.................................................................   100,600    748,502
    DTS Corp........................................................................   145,700  5,543,076
#   E-Guardian, Inc.................................................................    70,400  1,796,988
    Eizo Corp.......................................................................   117,500  5,244,338
    Elecom Co., Ltd.................................................................   119,500  2,840,908

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
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
INFORMATION TECHNOLOGY -- (Continued)
    Elematec Corp...................................................................  60,971 $ 1,436,889
*   Enigmo, Inc.....................................................................  83,800   1,084,359
    Enomoto Co., Ltd................................................................  29,000     333,705
    Enplas Corp.....................................................................  72,300   2,041,337
    ESPEC Corp...................................................................... 141,100   2,953,640
    Excel Co., Ltd..................................................................  44,000   1,001,295
    F@N Communications, Inc......................................................... 340,700   2,132,791
#   Faith, Inc......................................................................  53,310     623,423
#   Fenwal Controls of Japan, Ltd...................................................  20,600     297,752
#   Ferrotec Holdings Corp.......................................................... 278,200   4,158,812
#*  FFRI, Inc.......................................................................  31,200     693,834
#   Fixstars Corp................................................................... 151,000   2,073,228
#*  Flight Holdings, Inc............................................................  60,400     698,526
    Forval Corp.....................................................................  52,300     422,957
#   FTGroup Co., Ltd................................................................  74,000   1,015,755
    Fuji Soft, Inc.................................................................. 170,800   6,956,072
    Fujitsu Frontech, Ltd...........................................................  85,800   1,036,598
    Fukui Computer Holdings, Inc....................................................  56,000   1,005,236
#*  Full Speed, Inc.................................................................  47,700     347,661
    Furuno Electric Co., Ltd........................................................ 179,600   2,062,713
    Future Corp..................................................................... 168,400   2,330,004
    Future Innovation Group, Inc....................................................  17,400      55,243
#   Geomatec Co., Ltd...............................................................  29,900     236,641
#   GL Sciences, Inc................................................................  41,700     564,333
    GMO Cloud K.K...................................................................  26,700     692,941
*   Gree, Inc....................................................................... 889,300   4,929,217
#*  Gumi, Inc....................................................................... 144,200     937,663
#*  Gunosy, Inc..................................................................... 106,500   1,746,677
#   Gurunavi, Inc................................................................... 209,700   1,894,629
    Hagiwara Electric Holdings Co., Ltd.............................................  48,600   1,362,358
    Hakuto Co., Ltd.................................................................  97,100   1,388,706
#   Hibino Corp.....................................................................  27,500     344,919
    Hioki EE Corp...................................................................  66,500   2,710,073
    Hochiki Corp.................................................................... 129,700   2,422,059
#   Hokuriku Electric Industry Co., Ltd.............................................  48,200     549,858
#   Honda Tsushin Kogyo Co., Ltd.................................................... 119,800     902,417
    Hosiden Corp.................................................................... 400,600   3,363,639
#*  Hotto Link, Inc.................................................................  87,400     811,181
    Ibiden Co., Ltd................................................................. 733,378  12,077,075
    Icom, Inc.......................................................................  75,300   1,826,341
#   Ikegami Tsushinki Co., Ltd...................................................... 443,000     592,269
    Ines Corp....................................................................... 170,000   1,810,301
    I-Net Corp......................................................................  74,790   1,323,781
    Infocom Corp....................................................................  87,300   2,395,147
    Infomart Corp................................................................... 664,700   8,339,393
    Information Development Co......................................................  42,700     510,515
    Information Services International-Dentsu, Ltd..................................  82,000   2,370,471
    Innotech Corp................................................................... 111,100   1,444,883
#   Intelligent Wave, Inc...........................................................  74,800     482,471
#   Inter Action Corp...............................................................  71,700   1,113,805
    Internet Initiative Japan, Inc.................................................. 200,400   3,913,826
    I-O Data Device, Inc............................................................  51,400     529,329
*   iRidge..........................................................................   2,300      36,858
#   Iriso Electronics Co., Ltd...................................................... 135,600   7,946,666
    ISB Corp........................................................................  26,800     437,405
#*  Ishii Hyoki Co., Ltd............................................................  31,000     225,692
#   Istyle, Inc..................................................................... 316,200   4,063,139
#*  ITbook Co., Ltd................................................................. 106,400     521,514
    ITmedia, Inc....................................................................  20,400     103,375

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
                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Itokuro, Inc....................................................................    25,700 $ 1,438,898
    Iwatsu Electric Co., Ltd........................................................    66,600     482,578
    Japan Aviation Electronics Industry, Ltd........................................   337,000   5,829,682
    Japan Cash Machine Co., Ltd.....................................................   143,700   1,569,396
#*  Japan Display, Inc.............................................................. 4,337,400   5,605,753
#   Japan Electronic Materials Corp.................................................    36,400     255,466
#   Japan Material Co., Ltd.........................................................   420,000   5,880,008
    Jastec Co., Ltd.................................................................    86,100     842,797
    JBCC Holdings, Inc..............................................................   103,600   1,222,694
#*  JIG-SAW, Inc....................................................................    32,400     890,135
#   Justsystems Corp................................................................   233,700   4,740,161
    Kaga Electronics Co., Ltd.......................................................   124,900   2,790,748
#   Kamakura Shinsho, Ltd...........................................................    30,100     976,896
    Kanematsu Electronics, Ltd......................................................    83,800   2,745,937
    KEL Corp........................................................................    27,900     296,785
#   KLab, Inc.......................................................................   260,800   3,005,850
    Koa Corp........................................................................   159,400   3,498,621
#   Kyoden Co., Ltd.................................................................   150,600     741,439
    Kyosan Electric Manufacturing Co., Ltd..........................................   311,700   1,930,684
    Kyowa Electronic Instruments Co., Ltd...........................................   144,400     557,409
#   LAC Co., Ltd....................................................................   116,300   1,817,817
    Lasertec Corp...................................................................   273,600   8,110,877
    Macnica Fuji Electronics Holdings, Inc..........................................   343,350   5,813,523
#   Mamezou Holdings Co., Ltd.......................................................   115,200   1,056,944
    MarkLines Co., Ltd..............................................................    79,100   1,435,297
    Marubun Corp....................................................................   120,100     892,438
#   Maruwa Co., Ltd.................................................................    62,500   4,816,443
    Marvelous, Inc..................................................................   236,800   1,804,766
    Maxell Holdings, Ltd............................................................   335,500   5,534,817
    MCJ Co., Ltd....................................................................   490,200   3,623,600
#   Media Do Holdings Co., Ltd......................................................    51,400   1,061,971
#   Megachips Corp..................................................................   129,400   2,954,881
#   Meiko Electronics Co., Ltd......................................................   165,600   3,463,718
    Melco Holdings, Inc.............................................................    19,400     740,939
#   Mimaki Engineering Co., Ltd.....................................................   123,300   1,012,257
    Mimasu Semiconductor Industry Co., Ltd..........................................   129,981   2,195,691
#   Miraial Co., Ltd................................................................    48,000     489,671
    Miroku Jyoho Service Co., Ltd...................................................   126,500   3,053,982
#   Mitachi Co., Ltd................................................................    17,900     145,707
    Mitsubishi Research Institute, Inc..............................................    46,900   1,810,279
#   Mitsui High-Tec, Inc............................................................   181,000   2,334,802
    Mixi, Inc.......................................................................    23,100     608,325
#   Mobile Factory, Inc.............................................................    40,600     638,501
*   Morpho, Inc.....................................................................    18,200     467,344
    MTI, Ltd........................................................................   199,300   1,110,176
#   m-up, Inc.......................................................................    48,100   1,015,586
#   Mutoh Holdings Co., Ltd.........................................................    14,600     312,491
#*  Mynet, Inc......................................................................    45,400     485,429
    Nagano Keiki Co., Ltd...........................................................    94,000   1,118,990
#   Naigai Tec Corp.................................................................    13,100     287,913
    Nakayo, Inc.....................................................................    78,000   1,238,236
    NEC Networks & System Integration Corp..........................................   165,800   3,991,405
    NEOJAPAN, Inc...................................................................     6,300      76,130
    NET One Systems Co., Ltd........................................................   603,300  13,167,757
#*  New Japan Radio Co., Ltd........................................................    96,000     682,967
    Nichicon Corp...................................................................   337,300   4,237,615
#   Nihon Dempa Kogyo Co., Ltd......................................................   106,600     502,323
    Nihon Denkei Co., Ltd...........................................................    27,700     425,031
    Nihon Unisys, Ltd...............................................................   140,675   3,247,168

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
                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    Nippon Ceramic Co., Ltd.........................................................  62,200 $1,629,848
    Nippon Chemi-Con Corp........................................................... 103,700  3,629,671
#   Nippon Computer Dynamics Co., Ltd...............................................  43,600    469,030
#   Nippon Information Development Co., Ltd.........................................   4,200    142,138
#   Nippon Kodoshi Corp.............................................................  58,100  1,576,589
    Nippon Signal Co., Ltd.......................................................... 366,700  3,542,995
#   Nippon Systemware Co., Ltd......................................................  53,500    970,909
#   Nissha Co., Ltd.................................................................  96,600  2,000,847
    Nohmi Bosai, Ltd................................................................ 146,200  2,922,824
#   Noritsu Koki Co., Ltd........................................................... 141,300  2,689,113
    NS Solutions Corp...............................................................  31,400    829,767
    NSD Co., Ltd.................................................................... 256,680  5,520,082
    NuFlare Technology, Inc.........................................................  31,500  1,938,641
*   Ohizumi Mfg. Co., Ltd...........................................................  35,200    268,995
#   Okaya Electric Industries Co., Ltd..............................................  81,500    360,650
    Oki Electric Industry Co., Ltd.................................................. 600,500  7,342,197
#   ONO Sokki Co., Ltd..............................................................  58,400    446,918
#   Optex Group Co., Ltd............................................................ 216,320  6,373,118
#*  Optim Corp......................................................................  33,800    951,957
    Oro Co., Ltd....................................................................   9,000    339,922
    Osaki Electric Co., Ltd......................................................... 311,900  2,264,840
#   Oval Corp.......................................................................  35,600     99,967
#   Paltek Corp.....................................................................  38,500    195,790
    PCA Corp........................................................................   1,500     21,497
    Poletowin Pitcrew Holdings, Inc................................................. 102,500  2,438,798
    Pro-Ship, Inc...................................................................  18,600    412,715
#   Rakus Co., Ltd.................................................................. 119,600  1,915,266
#   RECOMM Co., Ltd................................................................. 493,100  1,112,500
    Renesas Easton Co., Ltd.........................................................  99,200    489,798
    Riken Keiki Co., Ltd............................................................ 114,300  2,476,648
#   Riso Kagaku Corp................................................................ 171,600  3,566,297
    Roland DG Corp..................................................................  91,300  2,133,581
#   Rorze Corp......................................................................  79,400  1,624,000
    RS Technologies Co., Ltd........................................................  40,300  2,440,517
    Ryoden Corp..................................................................... 106,800  1,684,507
    Ryosan Co., Ltd................................................................. 188,800  7,134,635
#   Ryoyo Electro Corp.............................................................. 147,500  2,373,300
#   Saison Information Systems Co., Ltd.............................................  23,800    285,750
    Sakura Internet, Inc............................................................ 164,100  1,098,473
    Samco, Inc......................................................................   5,900     64,630
    Sanken Electric Co., Ltd........................................................ 876,000  4,765,754
    Sanshin Electronics Co., Ltd.................................................... 151,900  2,658,026
#   Satori Electric Co., Ltd........................................................  90,680    747,900
    Saxa Holdings, Inc..............................................................  32,600    696,533
#   Scala, Inc...................................................................... 115,300  1,111,052
    Seikoh Giken Co., Ltd...........................................................  13,800    218,383
#   Shibaura Electronics Co., Ltd...................................................  56,100  2,380,070
    Shibaura Mechatronics Corp...................................................... 283,000    976,297
#*  SHIFT, Inc......................................................................  53,100  2,290,484
    Shindengen Electric Manufacturing Co., Ltd......................................  54,300  2,587,196
#*  Shinkawa, Ltd................................................................... 128,500  1,026,359
    Shinko Electric Industries Co., Ltd............................................. 492,200  4,718,112
    Shinko Shoji Co., Ltd........................................................... 139,300  2,098,370
#   Shirai Electronics Industrial Co., Ltd..........................................  61,600    240,412
#   Shizuki Electric Co., Inc....................................................... 127,400    918,786
#   Showa Shinku Co., Ltd...........................................................  26,500    440,580
#   Showcase TV, Inc................................................................  25,700    255,383
    Sigma Koki Co., Ltd.............................................................  32,000    570,743
#   Siix Corp....................................................................... 217,700  4,975,405

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
                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
    SK-Electronics Co., Ltd.........................................................  60,100 $1,006,536
    SMK Corp........................................................................ 352,000  1,003,522
#   Softbank Technology Corp........................................................  70,300  1,254,289
#   Softbrain Co., Ltd.............................................................. 125,200    529,965
    Softcreate Holdings Corp........................................................  53,400    833,827
#   Soliton Systems K.K.............................................................  71,300    720,637
#   Solxyz Co., Ltd.................................................................  54,200    532,577
    Soshin Electric Co., Ltd........................................................  58,400    270,714
#   Sourcenext Corp................................................................. 260,300  1,994,670
    SRA Holdings....................................................................  72,200  2,097,268
#   Sumida Corp..................................................................... 195,949  2,113,042
    Sun Corp........................................................................ 114,700    661,879
    Sun-Wa Technos Corp.............................................................  75,000  1,054,510
    Suzuden Corp....................................................................  29,300    406,718
    Suzuki Co., Ltd.................................................................  67,100    558,173
#*  Synchro Food Co., Ltd...........................................................  72,600    585,852
    System Information Co., Ltd.....................................................  42,000    412,020
#   Systemsoft Corp................................................................. 278,600    334,888
    Systena Corp.................................................................... 486,900  5,954,516
    Tachibana Eletech Co., Ltd...................................................... 122,760  2,133,328
    Taiyo Yuden Co., Ltd............................................................     200      5,982
    Takachiho Koheki Co., Ltd.......................................................  35,900    383,309
    TAKEBISHI Corp..................................................................  49,600    756,723
    Tamura Corp..................................................................... 559,500  3,711,140
    Tazmo Co., Ltd..................................................................  49,500    700,297
    TDC Soft, Inc...................................................................  52,100    767,872
#*  Teac Corp....................................................................... 819,000    300,436
    TechMatrix Corp................................................................. 119,400  2,428,355
#   Techno Horizon Holdings Co., Ltd................................................  76,000    400,427
    Tecnos Japan, Inc............................................................... 122,900  1,077,758
#   Teikoku Tsushin Kogyo Co., Ltd..................................................  55,900    633,948
#   Temairazu, Inc..................................................................  11,200    256,167
*   Tera Probe, Inc.................................................................  10,800    126,802
#*  TerraSky Co., Ltd...............................................................   4,600    140,283
    TESEC Corp......................................................................  19,400    288,448
    TKC Corp........................................................................ 123,300  4,595,370
    Toho System Science Co., Ltd....................................................   9,900     77,641
    Tokyo Electron Device, Ltd......................................................  49,400    942,387
    Tokyo Seimitsu Co., Ltd......................................................... 274,300  9,311,253
    Tomen Devices Corp..............................................................  14,800    379,617
    Topcon Corp..................................................................... 567,800  9,846,410
#   Torex Semiconductor, Ltd........................................................  58,200    746,083
    Toshiba TEC Corp................................................................ 945,000  5,505,068
    Toukei Computer Co., Ltd........................................................  24,310    675,076
    Towa Corp....................................................................... 155,200  1,529,117
    Toyo Corp....................................................................... 163,900  1,357,225
    Transcosmos, Inc................................................................   3,500     90,454
#   Tri Chemical Laboratories, Inc..................................................  46,000  1,853,395
    Tsuzuki Denki Co., Ltd..........................................................  39,100    371,936
    UKC Holdings Corp...............................................................  95,500  1,949,296
    Ulvac, Inc......................................................................  95,000  3,745,591
#   UMC Electronics Co., Ltd........................................................  53,400  1,240,928
    Uniden Holdings Corp............................................................ 406,000  1,200,821
    UNIRITA, Inc....................................................................   7,300    119,476
#   UNITED, Inc.....................................................................  96,700  2,023,167
#   V Technology Co., Ltd...........................................................  33,000  5,851,902
#*  V-Cube, Inc..................................................................... 131,400    692,690
#   VeriServe Corp..................................................................  15,700    578,741
    Vitec Holdings Co., Ltd.........................................................  64,100  1,248,227

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CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Voyage Group, Inc...............................................................    69,100 $    819,815
    Wacom Co., Ltd.................................................................. 1,021,700    5,206,855
#   YAC Holdings Co., Ltd...........................................................    57,000      446,380
#   Yamaichi Electronics Co., Ltd...................................................   153,800    1,927,933
    Yashima Denki Co., Ltd..........................................................   112,800      929,157
    Yokowo Co., Ltd.................................................................   111,700    1,974,749
*   Zappallas, Inc..................................................................    55,900      188,207
*   ZIGExN Co., Ltd.................................................................   412,700    3,270,670
    Zuken, Inc......................................................................   106,000    1,540,712
                                                                                               ------------
TOTAL INFORMATION TECHNOLOGY........................................................            589,188,885
                                                                                               ------------
MATERIALS -- (10.4%)
    Achilles Corp...................................................................   107,100    2,237,174
    ADEKA Corp......................................................................   603,100   10,207,985
    Agro-Kanesho Co., Ltd...........................................................    29,000      777,908
    Aichi Steel Corp................................................................    80,700    3,102,293
    Arakawa Chemical Industries, Ltd................................................   123,900    2,079,456
    Araya Industrial Co., Ltd.......................................................    27,500      505,274
    Asahi Holdings, Inc.............................................................   148,550    2,979,360
    Asahi Printing Co., Ltd.........................................................    24,400      265,487
    ASAHI YUKIZAI Corp..............................................................   104,100    2,053,115
    Asahipen Corp...................................................................    21,000       34,909
    Asia Pile Holdings Corp.........................................................   203,000    1,438,675
    C Uyemura & Co., Ltd............................................................    33,600    2,524,826
#   Carlit Holdings Co., Ltd........................................................   149,600    1,374,267
    Chuetsu Pulp & Paper Co., Ltd...................................................    64,300      961,593
#*  Chugai Mining Co., Ltd.......................................................... 1,012,400      199,734
    Chugoku Marine Paints, Ltd......................................................   458,300    4,399,794
    CI Takiron Corp.................................................................   330,000    1,902,987
    CK-San-Etsu Co., Ltd............................................................    21,200      699,067
    Dai Nippon Toryo Co., Ltd.......................................................   160,600    2,044,378
    Daido Steel Co., Ltd............................................................   189,300    9,348,721
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd...........................................   136,600    1,460,359
    Daiken Corp.....................................................................    98,800    2,211,302
#   Daiki Aluminium Industry Co., Ltd...............................................   215,800    1,427,720
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd..........................    87,500    2,782,749
#   Daio Paper Corp.................................................................   480,200    6,618,441
    Daito Chemix Corp...............................................................     3,700       16,814
    DKS Co., Ltd....................................................................   331,000    2,303,499
    Dowa Holdings Co., Ltd..........................................................   287,900    9,257,921
    Dynapac Co., Ltd................................................................     8,500      119,319
    FP Corp.........................................................................       300       16,515
    Fuji Seal International, Inc....................................................   215,400    8,076,278
    Fujikura Kasei Co., Ltd.........................................................   174,900    1,014,495
    Fujimi, Inc.....................................................................   137,400    3,429,488
    Fujimori Kogyo Co., Ltd.........................................................   115,100    3,892,071
#   Fumakilla, Ltd..................................................................    58,901    1,003,170
#   Fuso Chemical Co., Ltd..........................................................   128,400    3,288,255
    Geostr Corp.....................................................................   111,400      600,399
    Godo Steel, Ltd.................................................................    80,200    1,652,479
    Gun-Ei Chemical Industry Co., Ltd...............................................    30,600      988,502
    Hakudo Co., Ltd.................................................................    35,800      695,398
#   HANEDA ZENITH HOLDINGS Co., Ltd.................................................   235,500      687,030
    Harima Chemicals Group, Inc.....................................................    98,900      759,502
#   Hodogaya Chemical Co., Ltd......................................................    47,300    1,386,535
    Hokkan Holdings, Ltd............................................................   290,000      967,312
    Hokko Chemical Industry Co., Ltd................................................   137,900      753,467
    Hokuetsu Corp...................................................................   900,399    5,035,235
    Honshu Chemical Industry Co., Ltd...............................................    27,200      275,350

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
MATERIALS -- (Continued)
#   Ise Chemicals Corp..............................................................    15,400 $   435,968
#   Ishihara Chemical Co., Ltd......................................................    34,000     726,117
*   Ishihara Sangyo Kaisha, Ltd.....................................................   253,350   3,117,662
    Ishizuka Glass Co., Ltd.........................................................    17,800     382,182
    Japan Pure Chemical Co., Ltd....................................................     6,300     143,226
    JCU Corp........................................................................   163,300   4,268,735
    JSP Corp........................................................................    90,100   2,294,271
    Kanto Denka Kogyo Co., Ltd......................................................   312,800   2,936,438
    Katakura & Co-op Agri Corp......................................................    21,500     227,693
    Kawakin Holdings Co., Ltd.......................................................    15,300      64,991
#   KeePer Technical Laboratory Co., Ltd............................................    47,900     518,020
    KH Neochem Co., Ltd.............................................................   198,700   6,408,580
    Kimoto Co., Ltd.................................................................   235,900     693,417
    Koatsu Gas Kogyo Co., Ltd.......................................................   207,693   1,740,235
#   Kogi Corp.......................................................................     5,499      94,097
    Kohsoku Corp....................................................................    71,700     876,706
    Konishi Co., Ltd................................................................   229,400   3,802,926
#   Konoshima Chemical Co., Ltd.....................................................    41,300     285,939
    Krosaki Harima Corp.............................................................    36,900   2,771,982
#   Kumiai Chemical Industry Co., Ltd...............................................   674,287   6,113,202
    Kunimine Industries Co., Ltd....................................................    31,000     283,926
    Kureha Corp.....................................................................   117,550   8,101,689
    Kurimoto, Ltd...................................................................    67,100   1,264,863
    Kuriyama Holdings Corp..........................................................    49,100     884,067
#   Kyoei Steel, Ltd................................................................   149,700   2,930,845
    Kyowa Leather Cloth Co., Ltd....................................................    83,600     757,709
    Lintec Corp.....................................................................   327,700   9,619,701
#   MEC Co., Ltd....................................................................   126,600   2,600,444
#   Mipox Corp......................................................................    58,500     249,859
    Mitani Sekisan Co., Ltd.........................................................    65,900   1,600,725
    Mitsubishi Paper Mills, Ltd.....................................................   198,800   1,158,056
    Mitsubishi Steel Manufacturing Co., Ltd.........................................    91,700   1,861,780
#   Molitec Steel Co., Ltd..........................................................    82,600     454,871
#   MORESCO Corp....................................................................    46,800     714,973
    Mory Industries, Inc............................................................    36,900   1,133,757
    Muto Seiko Co...................................................................    35,700     246,465
    Nakayama Steel Works, Ltd.......................................................   161,500     948,888
    Neturen Co., Ltd................................................................   246,800   2,305,081
#*  New Japan Chemical Co., Ltd.....................................................   200,600     421,823
    Nicca Chemical Co., Ltd.........................................................    49,300     583,361
    Nichia Steel Works, Ltd.........................................................   173,900     557,781
#   Nihon Kagaku Sangyo Co., Ltd....................................................    85,900   1,077,285
#   Nihon Nohyaku Co., Ltd..........................................................   380,800   2,316,444
    Nihon Parkerizing Co., Ltd......................................................   649,900   9,654,904
    Nihon Yamamura Glass Co., Ltd...................................................   643,000   1,114,983
    Nippon Carbide Industries Co., Inc..............................................    51,600     916,064
    Nippon Chemical Industrial Co., Ltd.............................................    47,700   1,847,418
    Nippon Concrete Industries Co., Ltd.............................................   315,400     949,606
#   Nippon Denko Co., Ltd...........................................................   806,214   2,401,592
    Nippon Fine Chemical Co., Ltd...................................................    82,800   1,024,024
    Nippon Kayaku Co., Ltd..........................................................   471,600   5,377,907
    Nippon Kinzoku Co., Ltd.........................................................    36,900     672,660
#   Nippon Koshuha Steel Co., Ltd...................................................    53,499     382,187
    Nippon Light Metal Holdings Co., Ltd............................................ 4,181,000   9,445,081
    Nippon Paper Industries Co., Ltd................................................   743,500  12,181,192
    Nippon Pillar Packing Co., Ltd..................................................   150,800   2,056,891
    Nippon Soda Co., Ltd............................................................   853,000   5,011,656
    Nippon Valqua Industries, Ltd...................................................   119,599   3,949,169
#   Nippon Yakin Kogyo Co., Ltd.....................................................   831,300   2,800,123

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
MATERIALS -- (Continued)
#   Nisshin Steel Co., Ltd..........................................................   344,892 $ 4,850,421
    Nitta Gelatin, Inc..............................................................    96,800     703,557
    Nittetsu Mining Co., Ltd........................................................    39,400   1,892,756
    Nitto FC Co., Ltd...............................................................   121,400     854,879
    NOF Corp........................................................................   206,500   6,805,731
    Nozawa Corp.....................................................................    53,100     589,693
    Oat Agrio Co., Ltd..............................................................    20,700     677,685
#   Okamoto Industries, Inc.........................................................   366,000   4,207,175
    Okura Industrial Co., Ltd.......................................................    58,800   1,374,781
    Osaka Organic Chemical Industry, Ltd............................................   108,700   1,451,971
    Osaka Soda Co., Ltd.............................................................    99,899   2,963,588
    Osaka Steel Co., Ltd............................................................    88,500   1,642,084
#   OSAKA Titanium Technologies Co., Ltd............................................   146,200   2,111,948
#*  Pacific Metals Co., Ltd.........................................................   117,999   3,401,408
    Pack Corp. (The)................................................................    92,000   2,927,517
#   Rasa Industries, Ltd............................................................    53,900   1,381,088
    Rengo Co., Ltd..................................................................   848,200   7,756,608
    Riken Technos Corp..............................................................   245,100   1,245,785
    Sakai Chemical Industry Co., Ltd................................................   114,000   3,195,576
    Sakata INX Corp.................................................................   299,000   4,308,119
    Sanyo Chemical Industries, Ltd..................................................    82,700   3,830,369
#   Sanyo Special Steel Co., Ltd....................................................   147,060   3,809,751
#   Seiko PMC Corp..................................................................    86,000     818,435
    Sekisui Plastics Co., Ltd.......................................................   173,900   1,601,344
    Shikoku Chemicals Corp..........................................................   252,900   3,613,246
    Shinagawa Refractories Co., Ltd.................................................    43,600   1,708,151
    Shin-Etsu Polymer Co., Ltd......................................................   305,500   2,754,219
#   Shinko Wire Co., Ltd............................................................    18,400     241,461
    SK Kaken Co., Ltd...............................................................     8,000     745,041
    Soken Chemical & Engineering Co., Ltd...........................................    49,800     909,168
#   Stella Chemifa Corp.............................................................    79,400   2,474,820
    Sumitomo Bakelite Co., Ltd......................................................   551,000   5,572,034
    Sumitomo Osaka Cement Co., Ltd.................................................. 2,684,000  12,797,715
    Sumitomo Seika Chemicals Co., Ltd...............................................    67,500   3,372,504
    T Hasegawa Co., Ltd.............................................................   170,100   3,699,119
    T&K Toka Co., Ltd...............................................................   139,800   1,611,337
    Taisei Lamick Co., Ltd..........................................................    41,700   1,172,775
    Taiyo Holdings Co., Ltd.........................................................   124,400   5,368,719
    Takasago International Corp.....................................................    99,100   3,391,731
    Takemoto Yohki Co., Ltd.........................................................    15,100     416,807
    Taki Chemical Co., Ltd..........................................................     5,300     225,177
    Tayca Corp......................................................................   119,400   2,500,592
    Tenma Corp......................................................................   119,100   2,168,948
    Toagosei Co., Ltd...............................................................   746,200   8,743,630
#   Toda Kogyo Corp.................................................................    30,800     876,323
    Toho Acetylene Co., Ltd.........................................................    12,700     176,243
    Toho Chemical Industry Co., Ltd.................................................    47,000     249,820
#   Toho Titanium Co., Ltd..........................................................   256,900   2,817,111
    Toho Zinc Co., Ltd..............................................................    95,999   3,554,423
    Tohoku Steel Co., Ltd...........................................................    16,300     223,377
    Tokushu Tokai Paper Co., Ltd....................................................    64,858   2,510,729
    Tokuyama Corp...................................................................   322,798  10,211,160
    Tokyo Ohka Kogyo Co., Ltd.......................................................   256,000   9,290,462
    Tokyo Printing Ink Manufacturing Co., Ltd.......................................    10,200     256,266
#   Tokyo Rope Manufacturing Co., Ltd...............................................   113,000   1,816,012
#   Tokyo Steel Manufacturing Co., Ltd..............................................   845,800   7,256,375
    Tokyo Tekko Co., Ltd............................................................    50,200     788,033
    Tomoegawa Co., Ltd..............................................................   168,000     417,257
    Tomoku Co., Ltd.................................................................    74,300   1,376,324

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
MATERIALS -- (Continued)
    Topy Industries, Ltd............................................................   111,400 $  3,056,966
    Toyo Gosei Co., Ltd.............................................................    34,600      302,150
    Toyo Ink SC Holdings Co., Ltd...................................................   258,200    7,070,187
    Toyobo Co., Ltd.................................................................   605,800   10,254,454
#   TYK Corp........................................................................   169,400      632,091
#   UACJ Corp.......................................................................   223,141    4,834,828
    Wood One Co., Ltd...............................................................    48,500      623,235
    Yamato Kogyo Co., Ltd...........................................................   289,400    9,025,242
    Yodogawa Steel Works, Ltd.......................................................   140,200    3,689,102
    Yoshicon Co., Ltd...............................................................     3,100       42,804
#   Yotai Refractories Co., Ltd.....................................................   128,800      897,847
    Yuki Gosei Kogyo Co., Ltd.......................................................    36,200       87,810
    Yushiro Chemical Industry Co., Ltd..............................................    71,500    1,021,104
                                                                                               ------------
TOTAL MATERIALS.....................................................................            460,866,043
                                                                                               ------------
REAL ESTATE -- (1.8%)
#   AD Works Co., Ltd............................................................... 1,950,700      666,105
    Airport Facilities Co., Ltd.....................................................   137,270      763,244
    Anabuki Kosan, Inc..............................................................     4,600      128,371
    Aoyama Zaisan Networks Co., Ltd.................................................    68,800    1,282,970
#   Apaman Co., Ltd.................................................................    81,000      787,772
    Arealink Co., Ltd...............................................................    48,600    1,438,610
#   B-Lot Co., Ltd..................................................................    11,000      149,401
    Cosmos Initia Co., Ltd..........................................................    93,000      591,476
#   CRE, Inc........................................................................    60,800      522,053
    Daibiru Corp....................................................................   344,000    3,552,471
    Daikyo, Inc.....................................................................   217,500    4,360,716
#   Dear Life Co., Ltd..............................................................   155,900      732,414
    Goldcrest Co., Ltd..............................................................   130,990    2,253,910
    Grandy House Corp...............................................................   110,900      483,724
    Heiwa Real Estate Co., Ltd......................................................   236,600    4,261,211
    Ichigo, Inc..................................................................... 1,086,400    4,846,958
#   Intellex Co., Ltd...............................................................    30,000      234,361
*   Japan Asset Marketing Co., Ltd.................................................. 1,649,800    1,876,337
    Japan Corporate Housing Service, Inc............................................    10,500       70,637
#   Japan Property Management Center Co., Ltd.......................................    87,700    1,050,400
    Kabuki-Za Co., Ltd..............................................................    23,700    1,239,961
    Keihanshin Building Co., Ltd....................................................   272,700    2,271,533
#*  LAND Co., Ltd................................................................... 1,824,900      212,415
    Leopalace21 Corp................................................................ 1,830,700   10,059,509
#   Mugen Estate Co., Ltd...........................................................    88,900      866,405
    Nippon Commercial Development Co., Ltd..........................................    88,700    1,472,099
    Nisshin Fudosan Co..............................................................   214,800    1,325,893
#   Prospect Co., Ltd............................................................... 3,251,000    1,368,936
#   Raysum Co., Ltd.................................................................   114,000    1,784,897
    SAMTY Co., Ltd..................................................................   128,500    2,273,820
    Sankyo Frontier Co., Ltd........................................................    21,700      657,954
    Sansei Landic Co., Ltd..........................................................    37,500      396,486
#   Shinoken Group Co., Ltd.........................................................   202,400    3,570,588
    Star Mica Co., Ltd..............................................................    89,900    1,824,773
    Sun Frontier Fudousan Co., Ltd..................................................   232,900    2,802,948
#   Takara Leben Co., Ltd...........................................................   639,000    2,175,173
#   Tateru, Inc.....................................................................   282,000    4,709,386
    TOC Co., Ltd....................................................................   416,650    3,099,460
#   Tokyo Rakutenchi Co., Ltd.......................................................    21,500      957,688
    Tokyo Theatres Co., Inc.........................................................    49,099      628,474
    Tosei Corp......................................................................   250,000    2,461,058
#   Unizo Holdings Co., Ltd.........................................................   222,100    4,116,941

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         SHARES      VALUE>>
                                                                                       ---------- --------------
REAL ESTATE -- (Continued)
#     Urbanet Corp. Co., Ltd..........................................................    123,500 $      407,328
                                                                                                  --------------
TOTAL REAL ESTATE.....................................................................                80,736,866
                                                                                                  --------------
TELECOMMUNICATIONS SERVICES -- (0.2%)
#*    Broadmedia Corp.................................................................    548,000        324,669
#     Freebit Co., Ltd................................................................     79,500        741,039
      Okinawa Cellular Telephone Co...................................................     71,900      2,756,663
#*    Usen-Next Holdings Co., Ltd.....................................................    107,400      1,394,204
*     Vision, Inc.....................................................................     59,500      2,240,648
#     WirelessGate, Inc...............................................................     63,300        706,729
                                                                                                  --------------
TOTAL TELECOMMUNICATIONS SERVICES.....................................................                 8,163,952
                                                                                                  --------------
UTILITIES -- (1.1%)
#*    Eneres Co., Ltd.................................................................    189,500        820,389
      eRex Co., Ltd...................................................................    286,800      2,920,362
      Hiroshima Gas Co., Ltd..........................................................    310,600      1,056,899
#     Hokkaido Electric Power Co., Inc................................................  1,406,600      9,077,687
      Hokkaido Gas Co., Ltd...........................................................    486,000      1,342,945
#*    Hokuriku Electric Power Co......................................................    949,300      9,965,147
      Hokuriku Gas Co., Ltd...........................................................     10,100        277,399
      K&O Energy Group, Inc...........................................................    100,400      1,689,203
      Nippon Gas Co., Ltd.............................................................     70,200      3,403,410
      Okinawa Electric Power Co., Inc. (The)..........................................    288,421      6,282,866
#*    RENOVA, Inc.....................................................................     34,600        657,082
      Saibu Gas Co., Ltd..............................................................    213,900      5,680,859
      Shizuoka Gas Co., Ltd...........................................................    368,800      3,440,243
      Toell Co., Ltd..................................................................     47,900        426,448
#     West Holdings Corp..............................................................    105,200        830,324
                                                                                                  --------------
TOTAL UTILITIES.......................................................................                47,871,263
                                                                                                  --------------
TOTAL COMMON STOCKS...................................................................             4,217,436,983
                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)

FINANCIALS -- (0.0%)
*     Akatsuki Corp. Rights 12/25/18..................................................    109,000        108,205
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................................................             4,217,545,188
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.5%)
@(S)  DFA Short Term Investment Fund.................................................. 17,011,122    196,835,687
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,571,458,315)^^.............................................................            $4,414,380,875
                                                                                                  ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------
                                          LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ---------- ------------ ------- ------------
Common Stocks
   Consumer Discretionary............... $4,347,082 $830,586,606   --    $834,933,688
   Consumer Staples.....................         --  327,531,172   --     327,531,172
   Energy...............................         --   33,268,605   --      33,268,605
   Financials...........................         --  373,517,449   --     373,517,449

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                ---------- -------------- ------- --------------
   Healthcare..................         -- $  217,172,551   --    $  217,172,551
   Industrials.................         --  1,244,186,509   --     1,244,186,509
   Information Technology...... $   55,243    589,133,642   --       589,188,885
   Materials...................         --    460,866,043   --       460,866,043
   Real Estate.................         --     80,736,866   --        80,736,866
   Telecommunications Services.         --      8,163,952   --         8,163,952
   Utilities...................         --     47,871,263   --        47,871,263
Rights/Warrants
   Financials..................         --        108,205   --           108,205
Securities Lending Collateral..         --    196,835,687   --       196,835,687
                                ---------- --------------   --    --------------
TOTAL.......................... $4,402,325 $4,409,978,550   --    $4,414,380,875
                                ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
COMMON STOCKS -- (92.0%)
AUSTRALIA -- (52.0%)
*   3P Learning, Ltd................................................................     93,233 $    85,978
*   88 Energy, Ltd..................................................................    604,262       9,422
    Accent Group, Ltd...............................................................  1,158,640   1,232,581
    Adacel Technologies, Ltd........................................................    140,130     179,289
    Adairs, Ltd.....................................................................    179,515     302,543
    Adelaide Brighton, Ltd..........................................................  3,023,920  15,478,127
*   Aeon Metals, Ltd................................................................     45,332      11,801
#   Ainsworth Game Technology, Ltd..................................................    981,684     827,277
#*  Alkane Resources, Ltd...........................................................  1,811,839     296,112
    Alliance Aviation Services, Ltd.................................................     27,285      38,432
    ALS, Ltd........................................................................  2,533,074  14,034,804
    Altium, Ltd.....................................................................    771,636  11,726,346
#   AMA Group, Ltd..................................................................  1,445,951   1,030,783
#   Amaysim Australia, Ltd..........................................................  1,355,718     948,557
    Ansell, Ltd.....................................................................    896,383  19,211,985
#   AP Eagers, Ltd..................................................................    296,589   1,891,745
    APN Property Group, Ltd.........................................................     26,661       9,006
    Apollo Tourism & Leisure, Ltd...................................................     38,381      45,087
    Appen, Ltd......................................................................    645,977   5,225,955
#   ARB Corp., Ltd..................................................................    551,292   8,620,931
#   Ardent Leisure Group............................................................  2,996,851   4,239,239
#   ARQ Group, Ltd..................................................................    970,727   2,179,413
#   Asaleo Care, Ltd................................................................  2,714,720   1,413,218
    Atlas Arteria, Ltd..............................................................  3,049,851  14,822,659
*   Atlas Iron, Ltd.................................................................  8,964,247     279,966
#   AUB Group, Ltd..................................................................    300,739   2,932,386
*   Aurelia Metals, Ltd.............................................................    676,418     288,711
    Ausdrill, Ltd...................................................................  2,164,032   2,938,053
    Austal, Ltd.....................................................................  1,540,941   1,970,676
*   Austin Engineering, Ltd.........................................................     95,866      15,302
#*  Australian Agricultural Co., Ltd................................................  2,990,515   2,816,406
    Australian Finance Group, Ltd...................................................    513,446     580,680
    Australian Pharmaceutical Industries, Ltd.......................................  2,860,486   3,600,095
*   Australian Property Systems, Ltd................................................  1,170,797   5,485,734
    Australian Vintage, Ltd.........................................................  4,199,886   1,749,230
    Auswide Bank, Ltd...............................................................    102,961     431,865
#   Automotive Holdings Group, Ltd..................................................  1,948,477   3,959,703
    Aveo Group......................................................................  2,789,628   4,914,681
    AVJennings, Ltd.................................................................  7,085,798   3,575,512
    Axsesstoday, Ltd................................................................     20,251      35,129
#   Baby Bunting Group, Ltd.........................................................    278,031     339,102
    Bank of Queensland, Ltd.........................................................    380,336   3,144,322
#   Bapcor, Ltd.....................................................................  1,672,737   8,676,829
*   Base Resources, Ltd.............................................................    215,873      44,957
    Beach Energy, Ltd............................................................... 14,720,311  20,885,648
#*  Beadell Resources, Ltd..........................................................  7,171,491     293,528
#   Bega Cheese, Ltd................................................................  1,272,859   6,925,548
    Bell Financial Group, Ltd.......................................................     67,033      53,763
#*  Bellamy's Australia, Ltd........................................................    568,208   4,649,919
#   Blackmores, Ltd.................................................................     83,730   9,227,779
*   Blue Energy, Ltd................................................................     97,807       6,611
#   Blue Sky Alternative Investments, Ltd...........................................     95,426     136,818
#   Bravura Solutions, Ltd..........................................................    609,099   1,469,513
    Breville Group, Ltd.............................................................    831,688   6,634,460
#   Brickworks, Ltd.................................................................    360,540   4,178,440

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
AUSTRALIA -- (Continued)
#*  Buru Energy, Ltd................................................................    678,801 $   128,745
#   BWX, Ltd........................................................................    335,452   1,408,451
#   Cabcharge Australia, Ltd........................................................    863,423   1,510,699
    Capilano Honey, Ltd.............................................................     18,636     222,074
    Capitol Health, Ltd.............................................................  3,025,003     708,173
    Capral, Ltd.....................................................................     58,499       6,302
#*  Cardno, Ltd.....................................................................  1,687,871   1,591,750
*   Carnarvon Petroleum, Ltd........................................................  5,872,111   2,164,092
*   Carnegie Clean Energy, Ltd......................................................  1,015,131      15,141
#   carsales.com, Ltd...............................................................  1,702,940  17,657,507
#*  Cash Converters International, Ltd..............................................  3,008,100     749,899
#*  Catapult Group International, Ltd...............................................    344,531     307,701
    Cedar Woods Properties, Ltd.....................................................    370,461   1,690,838
    Centuria Capital Group..........................................................      9,881      10,463
    Citadel Group, Ltd. (The).......................................................     22,073     116,912
#   Class, Ltd......................................................................    399,883     655,136
*   Clean Seas Seafood, Ltd.........................................................  1,404,602      55,223
    Cleanaway Waste Management, Ltd................................................. 13,883,132  19,203,862
*   Clinuvel Pharmaceuticals, Ltd...................................................     30,557     279,364
    Clover Corp., Ltd...............................................................     83,898      97,192
    Codan, Ltd......................................................................    552,241   1,203,378
#   Collection House, Ltd...........................................................  2,172,576   2,365,319
    Collins Foods, Ltd..............................................................    725,291   2,809,890
#*  Cooper Energy, Ltd..............................................................  7,132,290   2,517,274
#   Corporate Travel Management, Ltd................................................    506,400  10,807,848
    Costa Group Holdings, Ltd.......................................................  1,722,696  10,086,650
#   Credit Corp. Group, Ltd.........................................................    494,298   7,570,452
#*  CSG, Ltd........................................................................  1,252,605     186,350
    CSR, Ltd........................................................................  3,711,681  11,712,806
*   CuDeco, Ltd.....................................................................    387,893      50,807
    Data#3, Ltd.....................................................................    799,710     906,604
#*  Decmil Group, Ltd...............................................................    990,896     696,454
*   Devine, Ltd.....................................................................     25,368       6,102
    Dicker Data, Ltd................................................................    186,807     415,244
    Domain Holdings Australia, Ltd..................................................  1,530,389   3,619,300
#   Domino's Pizza Enterprises, Ltd.................................................    228,169   8,472,882
    Donaco International, Ltd.......................................................     28,566       3,830
*   Doray Minerals, Ltd.............................................................    194,559      48,367
    Downer EDI, Ltd.................................................................  4,034,426  22,160,760
    DuluxGroup, Ltd.................................................................  3,101,823  17,650,499
    DWS, Ltd........................................................................    514,109     531,423
    Eclipx Group, Ltd...............................................................  1,564,252   3,570,801
    Elders, Ltd.....................................................................    911,619   5,089,966
*   EML Payments, Ltd...............................................................     53,154      65,626
#*  Energy Resources of Australia, Ltd..............................................  1,487,868     453,958
#*  Energy World Corp., Ltd.........................................................  4,255,918     504,913
    EQT Holdings, Ltd...............................................................     28,836     454,097
    ERM Power, Ltd..................................................................  1,089,491   1,198,208
    Estia Health, Ltd...............................................................  1,328,385   3,179,764
    Euroz, Ltd......................................................................    101,762      93,981
    EVENT Hospitality and Entertainment, Ltd........................................    539,705   5,526,655
    Evolution Mining, Ltd...........................................................    159,482     330,721
    Fairfax Media, Ltd.............................................................. 19,821,806  11,953,719
#*  FAR, Ltd........................................................................  9,219,905     856,316
#   Finbar Group, Ltd...............................................................    197,129     144,402
    Fleetwood Corp., Ltd. (6341855).................................................    423,260     714,599
    Fleetwood Corp., Ltd. (BFXMKH4).................................................    224,595     378,779
#   FlexiGroup, Ltd.................................................................  1,874,036   3,188,435
#   G8 Education, Ltd...............................................................  2,747,111   5,082,557

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
AUSTRALIA -- (Continued)
#*  Galaxy Resources, Ltd........................................................... 2,654,227 $ 5,638,404
#*  Gascoyne Resources, Ltd.........................................................   294,422      97,347
#   Gateway Lifestyle............................................................... 1,805,353   3,074,799
#   GBST Holdings, Ltd..............................................................   178,479     300,190
#   Genworth Mortgage Insurance Australia, Ltd...................................... 1,788,239   3,575,704
#   Global Construction Services, Ltd...............................................   251,929     125,644
#*  Gold Road Resources, Ltd........................................................ 1,490,456     747,453
    GR Engineering Services, Ltd....................................................    55,230      55,019
    GrainCorp, Ltd., Class A........................................................ 1,258,179   6,933,796
    Grange Resources, Ltd........................................................... 1,724,297     218,239
#   Greencross, Ltd.................................................................   535,179   1,693,593
*   Greenland Minerals, Ltd.........................................................   114,047       6,849
#   GUD Holdings, Ltd...............................................................   956,193  10,085,336
    GWA Group, Ltd.................................................................. 2,071,266   5,035,615
#   Hansen Technologies, Ltd........................................................ 1,061,558   2,670,479
#   Harvey Norman Holdings, Ltd.....................................................   431,160   1,138,641
    Healthscope, Ltd................................................................ 5,293,884   8,600,405
    Helloworld Travel, Ltd..........................................................    12,955      45,194
#*  Highfield Resources, Ltd........................................................   160,730      83,655
*   Hills, Ltd......................................................................   455,585      66,151
*   Horizon Oil, Ltd................................................................ 4,073,887     408,876
#   HT&E, Ltd....................................................................... 2,174,438   4,035,245
    IDP Education, Ltd..............................................................   394,919   2,866,083
    Iluka Resources, Ltd............................................................   632,064   5,387,107
*   Imdex, Ltd...................................................................... 2,130,372   1,952,900
#   IMF Bentham, Ltd................................................................ 1,281,537   2,649,288
*   Immutep, Ltd.................................................................... 1,409,121      35,731
#   Independence Group NL........................................................... 3,313,169  11,088,329
*   Infigen Energy.................................................................. 5,276,965   2,570,744
    Infomedia, Ltd.................................................................. 2,521,963   1,877,119
#   Inghams Group, Ltd..............................................................   803,576   2,191,605
    Integral Diagnostics, Ltd.......................................................    14,901      31,053
    Integrated Research, Ltd........................................................   624,118   1,183,079
#   InvoCare, Ltd...................................................................   920,100   9,703,379
#   IOOF Holdings, Ltd.............................................................. 2,368,404  16,112,446
#   IPH, Ltd........................................................................   875,080   3,190,340
#   IRESS, Ltd...................................................................... 1,175,824  10,100,522
#   iSelect, Ltd....................................................................   742,596     444,289
#   iSentia Group, Ltd.............................................................. 1,014,066     595,590
    IVE Group, Ltd..................................................................   343,043     573,815
#   Japara Healthcare, Ltd.......................................................... 1,648,443   2,274,673
#   JB Hi-Fi, Ltd...................................................................   962,791  17,056,501
    Jumbo Interactive, Ltd..........................................................   136,020     409,385
#*  Jupiter Mines, Ltd..............................................................   344,616      98,457
    K&S Corp., Ltd..................................................................   274,800     305,723
#*  Karoon Gas Australia, Ltd....................................................... 1,703,069   1,488,256
*   Kingsgate Consolidated, Ltd..................................................... 1,797,365     327,216
*   Kingsrose Mining, Ltd...........................................................   937,248      48,106
#   Kogan.com, Ltd..................................................................   193,583     676,486
    Lifestyle Communities, Ltd......................................................    56,597     242,215
    Link Administration Holdings, Ltd............................................... 2,142,675  12,238,628
    Lovisa Holdings, Ltd............................................................   133,220   1,109,958
#*  Lynas Corp., Ltd................................................................ 2,451,830   4,139,082
    MACA, Ltd.......................................................................   999,963     952,050
*   Macmahon Holdings, Ltd.......................................................... 7,324,803   1,295,818
#   Magellan Financial Group, Ltd...................................................   464,490   8,527,995
    MaxiTRANS Industries, Ltd.......................................................   915,613     384,631
#*  Mayne Pharma Group, Ltd......................................................... 6,757,843   4,977,419
    McMillan Shakespeare, Ltd.......................................................   487,275   5,900,552

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
AUSTRALIA -- (Continued)
    McPherson's, Ltd................................................................   645,090 $   809,882
*   Medusa Mining, Ltd.............................................................. 1,334,671     361,359
#*  Mesoblast, Ltd..................................................................   809,274   1,132,086
#   Metals X, Ltd................................................................... 3,206,431   1,691,374
#   Metcash, Ltd.................................................................... 6,732,322  13,161,986
#   Michael Hill International, Ltd................................................. 1,490,263   1,047,896
#   Michael Hill International, Ltd.................................................    94,305      66,521
*   Millennium Minerals, Ltd........................................................   946,708     130,324
*   Mincor Resources NL.............................................................   766,120     211,127
    Mineral Resources, Ltd.......................................................... 1,168,088  14,403,603
#*  MMA Offshore, Ltd............................................................... 4,749,942     969,136
#   MNF Group, Ltd..................................................................   191,475     743,768
    Monadelphous Group, Ltd.........................................................   813,595   8,914,083
#   Monash IVF Group, Ltd...........................................................   929,280     773,139
#   Money3 Corp., Ltd...............................................................   636,502     968,100
#   Mortgage Choice, Ltd............................................................   843,889     984,588
    Motorcycle Holdings, Ltd........................................................    14,469      33,299
    Mount Gibson Iron, Ltd.......................................................... 4,879,718   1,540,357
#   Myer Holdings, Ltd.............................................................. 5,669,367   1,960,552
    MYOB Group, Ltd................................................................. 2,757,785   6,418,674
    MyState, Ltd....................................................................   467,834   1,687,108
    Navigator Global Investments, Ltd...............................................   779,880   3,364,458
#   Navitas, Ltd.................................................................... 1,792,167   5,733,914
#   Neometals, Ltd..................................................................   572,181     123,235
#*  NetComm Wireless, Ltd...........................................................   216,798     179,631
    New Hope Corp., Ltd.............................................................   336,348     796,679
*   NEXTDC, Ltd.....................................................................   131,506     706,499
    nib holdings, Ltd............................................................... 2,972,376  12,457,797
    Nick Scali, Ltd.................................................................   275,435   1,265,213
#   Nine Entertainment Co. Holdings, Ltd............................................ 4,317,723   7,192,635
    Northern Star Resources, Ltd.................................................... 4,110,242  21,989,455
*   NRW Holdings, Ltd............................................................... 2,540,504   3,205,325
#   Nufarm, Ltd..................................................................... 1,720,608   9,144,048
#   OFX Group, Ltd.................................................................. 1,510,643   1,962,084
*   OM Holdings, Ltd................................................................    81,379      76,317
*   Onevue Holdings, Ltd............................................................   540,767     321,680
    oOh!media, Ltd..................................................................   879,451   3,171,222
    Orora, Ltd...................................................................... 7,227,410  19,489,139
    OZ Minerals, Ltd................................................................ 2,261,116  15,967,383
    Pacific Current Group, Ltd......................................................   168,408     889,341
    Pacific Energy, Ltd.............................................................    33,400      14,393
*   Pacific Niugini, Ltd............................................................   407,293      84,952
    Pacific Smiles Group, Ltd.......................................................   256,946     276,998
#   Pact Group Holdings, Ltd........................................................   894,358   3,593,699
*   Panoramic Resources, Ltd........................................................ 2,802,164   1,157,033
    Paragon Care, Ltd...............................................................   605,641     360,355
    Peet, Ltd....................................................................... 1,846,384   1,649,582
    Pendal Group, Ltd............................................................... 1,209,577   8,360,476
#*  Peninsula Energy, Ltd...........................................................   268,623      63,020
#   Perpetual, Ltd..................................................................   356,426  11,570,516
#*  Perseus Mining, Ltd............................................................. 7,749,285   2,308,436
    Pioneer Credit, Ltd.............................................................   158,129     384,184
#   Platinum Asset Management, Ltd.................................................. 1,290,958   5,269,720
*   PMP, Ltd........................................................................ 2,421,092     432,261
#*  Praemium, Ltd................................................................... 1,096,330     669,055
#   Premier Investments, Ltd........................................................   636,665   8,223,276
    Primary Health Care, Ltd........................................................ 3,326,526   8,693,739
#   Prime Media Group, Ltd.......................................................... 2,115,465     487,049
    Pro Medicus, Ltd................................................................   198,593   1,239,704

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
AUSTRALIA -- (Continued)
    PWR Holdings, Ltd...............................................................     67,229 $   141,811
    QMS Media, Ltd..................................................................    322,350     247,968
#   Qube Holdings, Ltd..............................................................  4,471,985   8,615,375
#*  Quintis, Ltd....................................................................  2,130,129     207,688
#*  Ramelius Resources, Ltd.........................................................  3,502,863   1,434,096
    RCR Tomlinson, Ltd..............................................................  1,214,629   2,526,743
*   Reckon, Ltd.....................................................................    446,073     289,606
#*  Red River Resources, Ltd........................................................    322,302      58,817
    Reece, Ltd......................................................................    980,451   8,913,364
#   Regis Healthcare, Ltd...........................................................  1,251,488   3,231,733
    Regis Resources, Ltd............................................................  3,227,165  10,701,369
    Reject Shop, Ltd. (The).........................................................    277,760   1,153,313
    Reliance Worldwide Corp., Ltd...................................................  3,364,697  14,864,116
#   Resolute Mining, Ltd............................................................  7,575,156   7,180,833
#   Retail Food Group, Ltd..........................................................  1,339,855     407,520
    Ridley Corp., Ltd...............................................................  1,707,451   1,672,490
*   RPMGlobal Holdings, Ltd.........................................................     52,065      23,034
    Ruralco Holdings, Ltd...........................................................    164,672     342,473
#   RXP Services, Ltd...............................................................    495,127     178,583
    Salmat, Ltd.....................................................................    645,788     320,754
    Sandfire Resources NL...........................................................  1,330,178   7,307,015
*   Saracen Mineral Holdings, Ltd...................................................  7,247,386  10,098,433
#   SeaLink Travel Group, Ltd.......................................................    189,368     614,694
    Select Harvests, Ltd............................................................    688,133   3,068,698
*   Senetas Corp., Ltd..............................................................    131,335      10,794
#*  Senex Energy, Ltd............................................................... 11,411,198   3,811,888
#   Servcorp, Ltd...................................................................    348,096   1,125,894
    Service Stream, Ltd.............................................................  2,120,468   2,491,960
    Seven Group Holdings, Ltd.......................................................    625,509   8,919,906
    Seven West Media, Ltd...........................................................  7,785,820   4,810,617
#   SG Fleet Group, Ltd.............................................................    356,223     938,144
    Shine Corporate, Ltd............................................................     15,573      10,824
#   Shriro Holdings, Ltd............................................................    148,697     123,674
#   Sigma Healthcare, Ltd...........................................................  8,320,487   3,032,824
#   Silver Chef, Ltd................................................................    138,918     306,441
#*  Silver Lake Resources, Ltd......................................................  4,060,760   1,687,167
    Sims Metal Management, Ltd......................................................  1,382,214  17,646,402
*   Sino Gas & Energy Holdings, Ltd.................................................  5,110,708     911,857
    Sirtex Medical, Ltd.............................................................    490,548  11,589,014
    SmartGroup Corp., Ltd...........................................................    598,299   5,402,665
    Southern Cross Media Group, Ltd.................................................  3,965,374   3,717,041
    Spark Infrastructure Group......................................................  9,880,226  16,903,385
    SpeedCast International, Ltd....................................................  1,854,862   8,545,157
    SRG, Ltd........................................................................      6,791       8,354
    St Barbara, Ltd.................................................................  4,165,437  12,761,757
    Steadfast Group, Ltd............................................................  5,017,701  10,897,278
*   Strike Energy, Ltd..............................................................  1,789,423     146,233
*   Sundance Energy Australia, Ltd.................................................. 32,443,253   1,782,156
    Sunland Group, Ltd..............................................................    740,896     990,255
#   Super Retail Group, Ltd.........................................................  1,288,021   8,851,265
#   Superloop, Ltd..................................................................    331,524     556,778
#*  Syrah Resources, Ltd............................................................  1,570,227   3,514,671
#   Tassal Group, Ltd...............................................................  1,418,519   4,405,319
#   Technology One, Ltd.............................................................  1,793,577   6,590,443
    Thorn Group, Ltd................................................................    744,756     329,274
*   Tiger Resources, Ltd............................................................  9,447,997      52,645
*   Tribune Resources, Ltd..........................................................      3,093      14,655
#*  Troy Resources, Ltd.............................................................  2,360,484     227,565
    Villa World, Ltd................................................................    767,485   1,266,631

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ---------- --------------
AUSTRALIA -- (Continued)
#*  Village Roadshow, Ltd...........................................................    997,545 $    1,408,960
#*  Virgin Australia Holdings, Ltd.................................................. 11,947,588      1,952,137
    Virtus Health, Ltd..............................................................    524,539      2,189,861
#   Vita Group, Ltd.................................................................    454,794        330,646
#*  Vocus Group, Ltd................................................................  4,330,071      7,778,413
*   Watpac, Ltd.....................................................................    760,701        421,214
#   Webjet, Ltd.....................................................................    807,424      8,018,588
    Webster, Ltd....................................................................     92,933        122,436
    Western Areas, Ltd..............................................................  2,274,784      5,488,487
#*  Westgold Resources, Ltd.........................................................  1,580,199      1,869,586
    Whitehaven Coal, Ltd............................................................    725,741      2,933,386
    WiseTech Global, Ltd............................................................    124,562      1,413,150
    WorleyParsons, Ltd..............................................................    926,996     12,648,655
    WPP AUNZ, Ltd...................................................................  2,476,651      1,694,722
    Xenith IP Group, Ltd............................................................      9,607          8,693
                                                                                                --------------
TOTAL AUSTRALIA.....................................................................             1,088,078,978
                                                                                                --------------

CANADA -- (0.0%)
*   Copper Mountain Mining Corp.....................................................     28,499         25,431
                                                                                                --------------

CHINA -- (0.0%)
*   GCL New Energy Holdings, Ltd....................................................  1,886,000         83,233
    Strong Petrochemical Holdings, Ltd..............................................  1,246,000         79,457
    Xinghua Port Holdings, Ltd......................................................  2,435,750        298,386
    Yeebo International Holdings, Ltd...............................................  2,284,000        524,739
                                                                                                --------------
TOTAL CHINA.........................................................................                   985,815
                                                                                                --------------

HONG KONG -- (25.3%)
    Aeon Credit Service Asia Co., Ltd...............................................    752,000        637,136
    Aeon Stores Hong Kong Co., Ltd..................................................    248,000        128,141
#   Agritrade Resources, Ltd........................................................ 22,815,000      4,972,176
    Alco Holdings, Ltd..............................................................  1,614,000        267,713
    Allan International Holdings....................................................     32,000          8,361
#   Allied Group, Ltd...............................................................    661,200      4,130,509
    Allied Properties HK, Ltd....................................................... 12,495,857      2,882,086
    Alltronics Holdings, Ltd........................................................  2,500,600        634,581
    APAC Resources, Ltd.............................................................  2,270,888        346,197
#*  Applied Development Holdings, Ltd............................................... 13,670,000        961,750
    APT Satellite Holdings, Ltd.....................................................  3,008,500      1,145,651
    Arts Optical International Hldgs, Ltd...........................................    730,000        188,739
    Asia Financial Holdings, Ltd....................................................  2,404,908      1,471,817
*   Asia Investment Finance Group, Ltd.............................................. 15,652,000        139,591
    Asia Pacific Silk Road Investment Co., Ltd......................................  2,200,000         37,839
    Asia Satellite Telecommunications Holdings, Ltd.................................    934,500        571,695
    Asia Standard Hotel Group, Ltd.................................................. 33,851,654      1,966,640
#   Asia Standard International Group, Ltd.......................................... 13,270,917      3,147,030
    Asiasec Properties, Ltd.........................................................    559,000        278,770
    Associated International Hotels, Ltd............................................    952,000      2,889,043
*   Auto Italia Holdings............................................................  1,900,000         19,280
    Automated Systems Holdings, Ltd.................................................    404,400         63,496
*   BeijingWest Industries International, Ltd.......................................  1,277,600        190,586
*   Best Food Holding Co., Ltd......................................................    874,000        146,927
*   Bison Finance Group, Ltd........................................................    350,000         56,286
#   BOE Varitronix, Ltd.............................................................  3,046,293      1,209,236
*   Bonjour Holdings, Ltd........................................................... 14,578,600        557,503
    Bossini International Holdings, Ltd.............................................  3,699,500        153,426
#   Bright Smart Securities & Commodities Group, Ltd................................  6,724,000      1,776,530
*   Brightoil Petroleum Holdings, Ltd............................................... 10,052,000        720,374

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ----------- ----------
HONG KONG -- (Continued)
#*  Brockman Mining, Ltd............................................................  22,810,814 $  591,270
*   Burwill Holdings, Ltd...........................................................  35,754,960  1,393,319
    Cafe de Coral Holdings, Ltd.....................................................   2,874,000  7,249,505
*   Camsing International Holding, Ltd..............................................   2,486,000  2,162,980
*   Cash Financial Services Group, Ltd..............................................   2,934,000     44,059
*   CCT Land Holdings, Ltd..........................................................  18,640,000     23,748
#*  CEFC Hong Kong Financial Investment Co., Ltd....................................     810,000     30,057
    Ceneric Holdings, Ltd...........................................................     920,000     32,233
    Century City International Holdings, Ltd........................................   6,723,460    617,679
#   CGN Mining Co., Ltd.............................................................   4,855,000    278,834
*   Champion Technology Holdings, Ltd...............................................     427,346     23,433
    Chen Hsong Holdings.............................................................   1,212,000    301,236
    Cheuk Nang Holdings, Ltd........................................................     679,350    415,555
    Chevalier International Holdings, Ltd...........................................     820,989  1,270,066
*   China Baofeng International, Ltd................................................      22,000      8,376
*   China Baoli Technologies Holdings, Ltd..........................................   4,825,000     38,520
*   China Best Group Holding, Ltd...................................................   8,500,000     75,821
*   China Chuanglian Education Financial Group, Ltd.................................   5,416,000     61,290
    China Display Optoelectronics Technology Holdings, Ltd..........................   4,928,000    428,300
*   China Energy Development Holdings, Ltd..........................................  53,782,000    527,422
    China Flavors & Fragrances Co., Ltd.............................................   1,915,028    660,352
*   China Fortune Financial Group, Ltd..............................................   6,570,000     97,983
#   China Goldjoy Group, Ltd........................................................  16,172,000    991,670
*   China HKBridge Holdings, Ltd....................................................     103,000     16,265
#*  China LNG Group, Ltd............................................................   7,534,001  1,221,876
*   China Ludao Technology Co., Ltd.................................................     580,000    101,291
*   China Medical & HealthCare Group, Ltd...........................................  42,916,800  1,376,445
    China Motor Bus Co., Ltd........................................................      60,600    758,338
#*  China Shandong Hi-Speed Financial Group, Ltd....................................   2,406,000     70,412
*   China Soft Power Technology Holdings, Ltd.......................................  27,378,402    241,332
*   China Solar Energy Holdings, Ltd................................................   1,669,500      7,179
*   China Star Entertainment, Ltd...................................................   5,700,000    196,998
#*  China Strategic Holdings, Ltd...................................................  77,781,250    764,459
    China Ting Group Holdings, Ltd..................................................   2,565,151    119,236
*   China Tonghai International Financial, Ltd......................................   1,230,000    137,902
#   Chinese Estates Holdings, Ltd...................................................   3,104,500  4,122,510
*   Chinlink International Holdings, Ltd............................................     909,800    108,844
    Chinney Investments, Ltd........................................................   1,180,000    465,442
    Chong Hing Bank, Ltd............................................................     180,000    334,463
    Chow Sang Sang Holdings International, Ltd......................................   2,419,000  4,249,362
    CHTC Fong's International Co., Ltd..............................................      42,000      7,800
    Chuang's China Investments, Ltd.................................................   8,251,407    547,355
    Chuang's Consortium International, Ltd..........................................   7,399,043  1,575,559
    CITIC Telecom International Holdings, Ltd.......................................  12,613,125  3,573,070
#   CK Life Sciences Intl Holdings, Inc.............................................  23,450,000  1,586,723
*   CMMB Vision Holdings, Ltd.......................................................   9,204,000    149,060
    CNQC International Holdings, Ltd................................................   4,127,500  1,111,065
    CNT Group, Ltd..................................................................   8,303,264    380,460
#*  Common Splendor International Health Industry Group, Ltd........................  12,358,000  1,369,604
*   Continental Holdings, Ltd.......................................................     450,000      6,885
#   Convenience Retail Asia, Ltd....................................................     142,000     62,872
#*  Convoy Global Holdings, Ltd.....................................................  38,622,000    308,029
*   Cosmopolitan International Holdings, Ltd........................................   2,320,000    351,628
#   Cowell e Holdings, Inc..........................................................   4,533,000    956,004
*   CP Lotus Corp...................................................................  11,880,000    160,807
*   Crocodile Garments..............................................................   2,196,000    215,585
    Cross-Harbour Holdings, Ltd. (The)..............................................     989,956  1,665,528
    CSI Properties, Ltd.............................................................  43,696,383  2,449,799
*   CST Group, Ltd.................................................................. 140,296,000    588,814

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ----------- -----------
HONG KONG -- (Continued)
*   Culturecom Holdings, Ltd........................................................      45,000 $     1,953
    CW Group Holdings, Ltd..........................................................   1,361,500      40,069
    Dah Sing Banking Group, Ltd.....................................................   4,010,316   8,518,794
    Dah Sing Financial Holdings, Ltd................................................   1,594,144  10,117,490
#   Dickson Concepts International, Ltd.............................................   1,466,000     628,099
#*  Digital Domain Holdings, Ltd....................................................  24,650,000     402,516
*   DTXS Silk Road Investment Holdings Co., Ltd.....................................      42,000      21,669
    Dynamic Holdings, Ltd...........................................................      70,000      66,860
    Eagle Nice International Holdings, Ltd..........................................   2,114,000     992,594
    EcoGreen International Group, Ltd...............................................   1,844,640     393,071
*   eForce Holdings, Ltd............................................................   7,792,000     167,150
*   Elegance Optical International Holdings, Ltd....................................     542,000     124,995
    Emperor Capital Group, Ltd......................................................  31,527,000   1,912,868
    Emperor Entertainment Hotel, Ltd................................................   4,895,000   1,073,640
    Emperor International Holdings, Ltd.............................................   9,578,753   2,747,377
    Emperor Watch & Jewellery, Ltd..................................................  29,040,000   1,633,855
#   Enerchina Holdings, Ltd.........................................................  13,910,400     772,679
*   Energy International Investments Holdings, Ltd..................................     680,000      21,073
*   ENM Holdings, Ltd...............................................................  14,680,000   1,914,001
#*  Esprit Holdings, Ltd............................................................  16,322,050   4,416,545
*   eSun Holdings, Ltd..............................................................   4,444,000     719,946
*   Eternity Investment, Ltd........................................................     830,000      18,525
    Fairwood Holdings, Ltd..........................................................     781,100   2,977,064
    Far East Consortium International, Ltd..........................................  10,226,463   5,736,243
*   Far East Holdings International, Ltd............................................   1,911,000     134,388
#*  FIH Mobile, Ltd.................................................................  25,393,000   3,857,634
    First Pacific Co., Ltd..........................................................  12,120,000   5,631,647
*   First Shanghai Investments, Ltd.................................................   6,944,000     480,885
    Fountain SET Holdings, Ltd......................................................   6,200,000     932,888
    Four Seas Mercantile Holdings, Ltd..............................................     610,000     284,084
*   Freeman FinTech Corp., Ltd......................................................  79,480,000   1,046,681
#   Future Bright Holdings, Ltd.....................................................   3,288,000     381,780
*   Future World Financial Holdings, Ltd............................................     205,723       3,107
    Get Nice Financial Group, Ltd...................................................   2,530,600     319,150
    Get Nice Holdings, Ltd..........................................................  51,222,000   1,797,934
    Giordano International, Ltd.....................................................  12,578,000   7,144,316
#*  Global Brands Group Holding, Ltd................................................  60,090,000   3,417,720
    Glorious Sun Enterprises, Ltd...................................................   4,328,000     447,294
    Gold Peak Industries Holdings, Ltd..............................................   3,029,642     324,318
    Golden Resources Development International, Ltd.................................   3,330,500     199,408
#*  Gold-Finance Holdings, Ltd......................................................   9,410,000   2,840,722
#*  Good Resources Holdings, Ltd....................................................   9,720,000     237,877
#   Goodbaby International Holdings, Ltd............................................   5,134,000   2,691,489
*   GR Properties, Ltd..............................................................   2,204,000     245,659
    Great Eagle Holdings, Ltd.......................................................     728,248   3,574,784
*   Greenheart Group, Ltd...........................................................   1,069,400     123,047
*   Greentech Technology International, Ltd.........................................   6,240,000      74,771
*   G-Resources Group, Ltd.......................................................... 201,669,600   2,366,911
*   Group Sense International, Ltd..................................................   5,410,000     320,504
    Guangnan Holdings, Ltd..........................................................   2,363,600     267,861
#   Guotai Junan International Holdings, Ltd........................................  33,255,797   7,776,638
#   Haitong International Securities Group, Ltd.....................................  18,960,067   8,568,512
    Hang Lung Group, Ltd............................................................     123,000     363,954
    Hanison Construction Holdings, Ltd..............................................   2,405,649     417,026
*   Hao Tian Development Group, Ltd.................................................  19,412,400     665,646
    Harbour Centre Development, Ltd.................................................     935,500   1,795,265
    High Fashion International, Ltd.................................................     250,000      59,287
*   HJ Capital International Holdings Co., Ltd......................................   1,900,000      28,230
    HKBN, Ltd.......................................................................   5,423,000   8,402,502

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
HONG KONG -- (Continued)
    HKR International, Ltd..........................................................  6,287,136 $ 3,906,485
    Hoifu Energy Group, Ltd.........................................................  2,816,000     351,594
    Hon Kwok Land Investment Co., Ltd...............................................    388,800     215,582
#   Hong Kong Aircraft Engineering Co., Ltd.........................................    157,200   1,388,025
    Hong Kong Ferry Holdings Co., Ltd...............................................    866,300     967,058
#   Hong Kong International Construction Investment Management Group Co., Ltd.......  2,892,000     675,416
    Hong Kong Shanghai Alliance Holdings, Ltd.......................................  1,248,002     112,909
#*  Hong Kong Television Network, Ltd...............................................  4,429,751   1,569,134
#   Hongkong & Shanghai Hotels, Ltd. (The)..........................................  3,298,845   4,628,817
    Hongkong Chinese, Ltd...........................................................  5,038,000     804,118
#   Honma Golf, Ltd.................................................................    468,500     470,088
    Hop Hing Group Holdings, Ltd.................................................... 13,596,000     283,591
    Hopewell Holdings, Ltd..........................................................  3,604,500  12,804,860
#*  Hsin Chong Group Holdings, Ltd.................................................. 10,323,403      86,280
#   Huarong International Financial Holdings, Ltd...................................    732,000      96,040
#*  Huarong Investment Stock Corp., Ltd.............................................  1,050,000      57,350
*   Huisheng International Holdings, Ltd............................................  2,228,000      56,901
    Hung Hing Printing Group, Ltd...................................................  2,872,000     541,843
#   Hutchison Telecommunications Hong Kong Holdings, Ltd............................ 13,212,000   4,729,410
*   I-CABLE Communications, Ltd.....................................................  1,030,000      17,074
    IGG, Inc........................................................................ 10,162,000  13,168,781
*   Imagi International Holdings, Ltd...............................................  2,294,300     504,101
    International Housewares Retail Co., Ltd........................................  1,108,000     279,805
    IPE Group, Ltd..................................................................  3,345,000     557,058
#*  IRC, Ltd........................................................................ 29,662,266     515,468
    IT, Ltd.........................................................................  4,706,532   3,099,345
#   ITC Properties Group, Ltd.......................................................  5,940,836   1,846,149
    Jacobson Pharma Corp., Ltd......................................................  1,812,000     427,474
    Johnson Electric Holdings, Ltd..................................................  2,727,750   8,085,291
    Kader Holdings Co., Ltd.........................................................    788,000     130,876
    Kam Hing International Holdings, Ltd............................................  1,830,000     168,168
    Karrie International Holdings, Ltd..............................................  2,278,000     328,637
#   Keck Seng Investments...........................................................    878,600     783,358
    Kerry Logistics Network, Ltd....................................................  3,229,000   4,229,142
    Kin Yat Holdings, Ltd...........................................................    242,000      68,883
    Kingmaker Footwear Holdings, Ltd................................................  2,200,955     575,190
    Kowloon Development Co., Ltd....................................................  2,728,000   3,179,380
*   Kwan On Holdings, Ltd...........................................................  2,340,000     214,473
    Kwoon Chung Bus Holdings, Ltd...................................................     44,000      24,107
    Lai Sun Development Co., Ltd....................................................  2,003,410   3,437,183
    Lai Sun Garment International, Ltd..............................................    673,055     985,989
    Lam Soon Hong Kong, Ltd.........................................................    302,310     516,015
*   Landing International Development, Ltd..........................................  2,796,400   2,773,958
    Landsea Green Group Co., Ltd....................................................  2,788,000     333,890
    Langham Hospitality Investments and Langham Hospitality Investments, Ltd........    359,500     148,043
#*  LEAP Holdings Group, Ltd........................................................  5,160,000     474,362
    Lifestyle International Holdings, Ltd...........................................  2,741,000   5,456,769
    Lippo China Resources, Ltd...................................................... 20,922,000     507,720
    Lippo, Ltd......................................................................  1,161,700     576,863
    Liu Chong Hing Investment, Ltd..................................................  1,353,200   2,139,848
    L'Occitane International SA.....................................................  1,646,000   2,874,372
    Luk Fook Holdings International, Ltd............................................  3,747,000  13,331,148
    Luks Group Vietnam Holdings Co., Ltd............................................    514,913     160,768
    Lung Kee Bermuda Holdings.......................................................  1,609,875     787,993
#   Macau Legend Development, Ltd................................................... 18,092,000   3,207,408
    Magnificent Hotel Investment, Ltd............................................... 13,170,000     340,539
*   Man Sang International, Ltd.....................................................    132,000       7,883
#   Man Wah Holdings, Ltd........................................................... 15,277,600  11,267,558

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
HONG KONG -- (Continued)
#*  Mason Group Holdings, Ltd....................................................... 77,873,399 $ 1,496,709
#*  Master Glory Group, Ltd.........................................................    394,860       2,113
#*  Master Glory Group, Ltd......................................................... 50,100,592     267,276
    Matrix Holdings, Ltd............................................................  1,067,414     359,631
*   Maxnerva Technology Services, Ltd...............................................    982,000     133,083
*   Mei Ah Entertainment Group, Ltd.................................................  1,080,000      30,304
    Meilleure Health International Industry Group, Ltd..............................  2,118,000     107,637
    Melbourne Enterprises, Ltd......................................................     39,500   1,051,618
    Microport Scientific Corp.......................................................  3,021,000   3,491,392
*   Midas International Holdings, Ltd...............................................  8,740,000     276,688
    Midland Holdings, Ltd...........................................................  5,254,000   1,443,321
*   Midland IC&I, Ltd...............................................................  2,591,000     100,942
    Ming Fai International Holdings, Ltd............................................  2,148,000     284,397
    Miramar Hotel & Investment......................................................  1,067,000   2,034,840
    Modern Dental Group, Ltd........................................................  2,185,000     521,015
*   Mongolian Mining Corp........................................................... 17,058,500     258,703
    Morris Holdings, Ltd............................................................    810,000     183,733
    NagaCorp., Ltd.................................................................. 11,318,000  12,718,008
    Nameson Holdings, Ltd...........................................................  6,562,000   1,121,959
#   Nanfang Communication Holdings, Ltd.............................................    556,000     333,404
    Nanyang Holdings, Ltd...........................................................    133,500     952,309
    National Electronics Hldgs......................................................  2,668,600     401,280
*   National United Resources Holdings, Ltd......................................... 18,280,000      61,950
*   Neo-Neon Holdings, Ltd..........................................................  2,337,500     220,563
*   New Century Group Hong Kong, Ltd................................................ 13,351,464     224,895
*   NEW Concepts Holdings, Ltd......................................................  1,012,000     449,975
*   New Sports Group, Ltd...........................................................  2,566,000     216,511
*   New Times Energy Corp., Ltd..................................................... 10,056,600     174,420
#*  NewOcean Energy Holdings, Ltd...................................................  8,562,000   2,119,633
*   Newtree Group Holdings, Ltd.....................................................  9,310,000     676,501
*   Next Digital, Ltd...............................................................    807,183      24,396
*   Nimble Holdings Co., Ltd........................................................  1,002,000     139,106
*   OCI International Holdings, Ltd.................................................     56,000       8,559
    On Time Logistics Holdings, Ltd.................................................    104,000      49,025
#   OP Financial, Ltd...............................................................  6,368,000   2,439,327
    Orange Sky Golden Harvest Entertainment Holdings, Ltd........................... 10,874,706     679,943
    Orient Overseas International, Ltd..............................................  1,123,000  11,810,812
    Oriental Watch Holdings.........................................................  3,224,800     993,616
*   Pacific Andes International Holdings, Ltd....................................... 19,435,067      67,845
*   Pacific Basin Shipping, Ltd..................................................... 34,468,000   9,007,622
    Pacific Textiles Holdings, Ltd..................................................  7,212,000   6,051,089
    Pak Fah Yeow International, Ltd.................................................      5,000       2,179
    Paliburg Holdings, Ltd..........................................................  3,180,830   1,302,150
#*  Paradise Entertainment, Ltd.....................................................  3,652,000     419,544
    PC Partner Group, Ltd...........................................................  1,898,000   1,591,944
*   Pearl Oriental Oil, Ltd......................................................... 11,849,400     135,883
    Pegasus International Holdings, Ltd.............................................    226,000      27,351
    Perfect Shape Beauty Technology, Ltd............................................  2,996,000     875,557
#   Pico Far East Holdings, Ltd.....................................................  5,886,000   2,438,165
*   Pine Technology Holdings, Ltd...................................................    326,000      34,431
    Playmates Holdings, Ltd.........................................................  7,082,000     930,436
    Playmates Toys, Ltd.............................................................  6,328,000     596,961
    Plover Bay Technologies, Ltd....................................................  2,192,000     359,142
#   Pokfulam Development Co.........................................................    234,000     543,083
    Polytec Asset Holdings, Ltd..................................................... 11,588,526   1,258,315
*   PT International Development Co., Ltd...........................................  4,365,150     244,676
    Public Financial Holdings, Ltd..................................................  3,166,000   1,329,774
*   PuraPharm Corp., Ltd............................................................     74,000      24,605
*   PYI Corp., Ltd.................................................................. 29,673,973     541,273

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
HONG KONG -- (Continued)
    Qianhai Health Holdings, Ltd....................................................  1,077,499 $    9,643
*   Quali-Smart Holdings, Ltd.......................................................    152,000     10,823
#*  Realord Group Holdings, Ltd.....................................................  3,664,000  2,156,722
    Regal Hotels International Holdings, Ltd........................................  2,915,800  1,668,457
*   Regent Pacific Group, Ltd.......................................................  9,670,000    461,937
#   Regina Miracle International Holdings, Ltd......................................  2,094,000  1,653,291
    Sa Sa International Holdings, Ltd............................................... 12,668,429  6,762,588
    Safety Godown Co., Ltd..........................................................    400,000    793,572
    SAS Dragon Holdings, Ltd........................................................  2,182,000    723,439
#   SEA Holdings, Ltd...............................................................  1,669,523  2,388,348
#   Shenwan Hongyuan HK, Ltd........................................................  4,291,250  1,125,157
*   Shougang Concord Grand Group, Ltd...............................................  1,158,000     26,587
    Shun Ho Property Investments, Ltd...............................................  1,254,757    449,819
    Shun Tak Holdings, Ltd.......................................................... 13,739,419  5,576,504
#*  Shunten International Holdings, Ltd............................................. 11,328,000    439,734
*   Silver Base Group Holdings, Ltd.................................................  6,545,515    467,768
*   Sincere Watch Hong Kong, Ltd....................................................  4,450,000     56,734
    Sing Tao News Corp., Ltd........................................................  1,974,000    236,715
    Singamas Container Holdings, Ltd................................................ 12,870,000  1,643,596
    SIS International Holdings......................................................     34,000     19,059
    SITC International Holdings Co., Ltd............................................  4,103,000  3,983,175
#   Sitoy Group Holdings, Ltd.......................................................  2,181,000    631,460
*   Sky Light Holdings, Ltd.........................................................    721,000     63,478
#   SmarTone Telecommunications Holdings, Ltd.......................................  4,045,981  4,186,197
*   SOCAM Development, Ltd..........................................................  2,552,771    753,796
#*  Solartech International Holdings, Ltd........................................... 18,960,000  2,583,829
*   Solomon Systech International, Ltd.............................................. 11,680,000    417,836
    Soundwill Holdings, Ltd.........................................................    645,500  1,029,767
*   South China Financial Holdings, Ltd............................................. 21,850,000     83,533
*   South China Holdings Co., Ltd................................................... 17,774,502    515,238
*   South Sea Petroleum Holdings, Ltd...............................................  1,920,000      8,803
*   South Shore Holdings, Ltd.......................................................    156,750     14,013
    Stella International Holdings, Ltd..............................................  2,067,500  2,343,995
    Stelux Holdings International, Ltd..............................................  2,910,400    129,996
*   Success Universe Group, Ltd.....................................................  6,716,000    240,089
#*  Summit Ascent Holdings, Ltd.....................................................  8,540,000    871,969
    Sun Hing Vision Group Holdings, Ltd.............................................    358,000    127,822
    Sun Hung Kai & Co., Ltd.........................................................  5,113,429  2,988,448
    SUNeVision Holdings, Ltd........................................................    343,000    245,128
    Sunwah Kingsway Capital Holdings, Ltd...........................................  9,312,500    110,524
*   Synergy Group Holdings International, Ltd.......................................    652,000    120,697
    TAI Cheung Holdings, Ltd........................................................  2,143,000  2,311,917
    Tai Sang Land Development, Ltd..................................................    781,910    510,798
#   Tai United Holdings, Ltd........................................................    670,000     66,654
*   Talent Property Group, Ltd...................................................... 14,355,000    183,101
#   Tan Chong International, Ltd....................................................  1,176,000    425,773
#   Tao Heung Holdings, Ltd.........................................................  1,468,000    254,490
#   Television Broadcasts, Ltd......................................................  2,676,500  8,309,347
*   Termbray Industries International Holdings, Ltd.................................  2,304,900    129,841
    Tern Properties Co., Ltd........................................................     51,200     27,542
#   Texwinca Holdings, Ltd..........................................................  7,082,000  3,117,837
*   Theme International Holdings, Ltd...............................................  3,620,000     76,588
#   Tian Teck Land, Ltd.............................................................  1,024,000  1,224,623
    TK Group Holdings, Ltd..........................................................  1,024,000    852,133
*   TOM Group, Ltd..................................................................  1,326,000    382,217
#   Town Health International Medical Group, Ltd....................................  6,692,000    220,650
    Tradelink Electronic Commerce, Ltd..............................................  5,670,000    875,373
    Transport International Holdings, Ltd...........................................  1,455,464  4,210,490
*   Trinity, Ltd....................................................................  8,046,000    638,239

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
HONG KONG -- (Continued)
*   TSC Group Holdings, Ltd.........................................................  3,163,000 $    198,976
#   Tsui Wah Holdings, Ltd..........................................................  4,412,000      534,469
    Union Medical Healthcare, Ltd...................................................  1,591,097    1,041,701
#   United Laboratories International Holdings, Ltd. (The)..........................  6,386,000    6,089,738
*   Universal Technologies Holdings, Ltd............................................  7,410,000      259,583
*   Universe International Financial Holdings, Ltd..................................    405,000       38,699
*   Up Energy Development Group, Ltd................................................  3,929,000       12,114
    Upbest Group, Ltd...............................................................     72,000       10,045
*   Value Convergence Holdings, Ltd.................................................  6,428,000      900,285
#   Value Partners Group, Ltd.......................................................  7,635,000    5,962,947
    Vanke Property Overseas, Ltd....................................................     49,000       29,624
    Vantage International Holdings, Ltd.............................................  3,160,000      310,364
    Vedan International Holdings, Ltd...............................................  3,576,000      352,623
*   Victory City International Holdings, Ltd........................................ 37,535,660      608,156
    Vitasoy International Holdings, Ltd.............................................  5,587,000   19,907,388
#   VPower Group International Holdings, Ltd........................................  1,223,000      563,411
*   VS International Group, Ltd.....................................................  1,022,000       17,275
#   VSTECS Holdings, Ltd............................................................  6,141,600    3,333,454
    VTech Holdings, Ltd.............................................................  1,121,700   12,571,841
    Wai Kee Holdings, Ltd...........................................................  7,558,738    3,944,529
*   Wan Kei Group Holdings, Ltd.....................................................    730,000      109,477
    Wang On Group, Ltd.............................................................. 26,240,000      381,773
#*  We Solutions, Ltd...............................................................  3,188,000      378,361
    Win Hanverky Holdings, Ltd......................................................  2,938,000      258,566
*   Winfull Group Holdings, Ltd.....................................................  9,512,000      160,241
    Wing On Co. International, Ltd..................................................    759,000    2,795,703
    Wing Tai Properties, Ltd........................................................  2,147,331    1,681,011
    Wonderful Sky Financial Group Holdings, Ltd.....................................  1,386,000      232,470
    Wong's International Holdings, Ltd..............................................    737,641      268,842
    Wong's Kong King International..................................................    188,000       27,565
    Yangtzekiang Garment, Ltd.......................................................    592,500      211,397
#*  Yat Sing Holdings, Ltd..........................................................  1,385,000       49,484
    Yau Lee Holdings, Ltd...........................................................    424,000       73,433
    YGM Trading, Ltd................................................................    447,000      373,069
    YT Realty Group, Ltd............................................................    749,000      235,899
    YTO Express Holdings, Ltd.......................................................     40,000       18,946
    Yugang International, Ltd....................................................... 90,818,000    2,436,751
#*  Yunfeng Financial Group, Ltd....................................................    360,000      216,413
*   ZH International Holdings, Ltd..................................................    280,000        8,883
                                                                                                ------------
TOTAL HONG KONG.....................................................................             528,486,407
                                                                                                ------------

NEW ZEALAND -- (5.2%)
*   a2 Milk Co., Ltd................................................................    374,676    2,676,013
#   Abano Healthcare Group, Ltd.....................................................     34,855      213,917
    Air New Zealand, Ltd............................................................    740,393    1,638,769
#   Arvida Group, Ltd...............................................................    377,153      329,256
    Briscoe Group, Ltd..............................................................      2,235        5,319
#   CBL Corp., Ltd..................................................................     52,334       84,807
#   Chorus, Ltd.....................................................................  2,413,140    7,092,120
    Colonial Motor Co., Ltd. (The)..................................................    144,588      788,804
    Comvita, Ltd....................................................................     22,618       87,604
    EBOS Group, Ltd.................................................................    449,499    6,191,848
    Evolve Education Group, Ltd.....................................................     36,611       13,995
#   Freightways, Ltd................................................................    960,640    5,207,776
#   Genesis Energy, Ltd.............................................................  1,601,220    2,784,432
#   Gentrack Group, Ltd.............................................................     51,104      235,842
    Hallenstein Glasson Holdings, Ltd...............................................    250,905      874,950
    Heartland Bank, Ltd.............................................................  1,328,020    1,548,115
    Infratil, Ltd...................................................................  3,468,418    8,185,396

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
NEW ZEALAND -- (Continued)
    Investore Property, Ltd.........................................................    84,943 $     88,103
    Kathmandu Holdings, Ltd.........................................................   735,126    1,545,226
    Mainfreight, Ltd................................................................   517,867    9,775,448
    Methven, Ltd....................................................................    96,877       67,409
    Metlifecare, Ltd................................................................   715,998    3,010,896
#   Metro Performance Glass, Ltd....................................................    76,447       44,338
#   Millennium & Copthorne Hotels New Zealand, Ltd..................................   395,725      903,800
    NEW Zealand King Salmon Investments, Ltd........................................     6,191       12,032
    New Zealand Refining Co., Ltd. (The)............................................   757,440    1,254,557
    NZME, Ltd.......................................................................    16,366        9,386
    NZME, Ltd.......................................................................   945,851      535,155
    NZX, Ltd........................................................................ 1,052,976      789,492
*   Pacific Edge, Ltd...............................................................   442,720       84,413
#   PGG Wrightson, Ltd.............................................................. 1,100,283      480,274
    Port of Tauranga, Ltd........................................................... 1,855,449    6,302,127
*   Pushpay Holdings, Ltd...........................................................   333,694      944,884
    Restaurant Brands New Zealand, Ltd..............................................   669,764    3,493,686
*   Rubicon, Ltd.................................................................... 1,442,620      289,867
    Sanford, Ltd....................................................................   382,357    1,991,917
    Scales Corp., Ltd...............................................................   235,976      754,943
    Scott Technology, Ltd...........................................................    45,734      103,560
#   Skellerup Holdings, Ltd.........................................................   720,804    1,007,564
#   SKY Network Television, Ltd..................................................... 2,107,611    3,899,385
    SKYCITY Entertainment Group, Ltd................................................ 4,690,050   12,669,515
#   Steel & Tube Holdings, Ltd......................................................   441,625      439,880
    Summerset Group Holdings, Ltd...................................................   985,683    5,199,209
#*  Synlait Milk, Ltd...............................................................   213,460    1,584,151
#   Tegel Group Holdings, Ltd.......................................................   202,323      154,522
    Tilt Renewables, Ltd............................................................    87,581      127,161
#   Tourism Holdings, Ltd...........................................................   522,907    2,175,279
*   TOWER, Ltd......................................................................   887,040      453,804
    Trade Me Group, Ltd............................................................. 1,885,326    6,239,696
    Trustpower, Ltd.................................................................   176,552      710,452
    Turners Automotive Group, Ltd...................................................    13,182       28,215
    Vector, Ltd..................................................................... 1,198,563    2,706,807
    Vista Group International, Ltd..................................................    95,149      272,478
#   Warehouse Group, Ltd. (The).....................................................   698,604      961,977
                                                                                               ------------
TOTAL NEW ZEALAND...................................................................            109,070,571
                                                                                               ------------

SINGAPORE -- (9.5%)
*   Abterra, Ltd....................................................................   230,320        6,683
    Accordia Golf Trust............................................................. 3,847,300    1,681,847
#   AEM Holdings, Ltd............................................................... 1,678,800    1,231,804
    Amara Holdings, Ltd.............................................................   974,800      340,212
    Ascendas India Trust............................................................ 2,587,800    2,053,582
*   ASL Marine Holdings, Ltd........................................................   148,950       10,637
    Avarga, Ltd..................................................................... 3,076,900      521,388
*   Baker Technology, Ltd...........................................................   289,580      112,731
#   Banyan Tree Holdings, Ltd....................................................... 1,145,200      475,824
#   Best World International, Ltd................................................... 2,607,950    2,439,799
#   Bonvests Holdings, Ltd..........................................................   950,000      941,624
    Boustead Projects, Ltd..........................................................   497,612      331,084
    Boustead Singapore, Ltd......................................................... 1,898,536    1,150,273
#   BreadTalk Group, Ltd............................................................ 1,856,800    1,583,776
#   Bukit Sembawang Estates, Ltd.................................................... 1,088,603    4,477,720
    Bund Center Investment, Ltd.....................................................   659,825      310,972
#   Centurion Corp., Ltd............................................................ 1,207,600      394,065
#   China Aviation Oil Singapore Corp., Ltd......................................... 2,482,499    2,737,760
    China Sunsine Chemical Holdings, Ltd............................................ 1,271,200    1,403,972

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
SINGAPORE -- (Continued)
#   Chip Eng Seng Corp., Ltd........................................................  3,729,600 $2,208,268
    Chuan Hup Holdings, Ltd.........................................................  3,853,500    862,821
#   CITIC Envirotech, Ltd...........................................................  1,589,900    731,030
#*  Cityneon Holdings, Ltd..........................................................    534,900    405,498
    Civmec, Ltd.....................................................................    162,700     67,479
    ComfortDelGro Corp., Ltd........................................................  2,383,200  4,119,441
#*  COSCO Shipping International Singapore Co., Ltd.................................  8,038,100  2,430,761
#*  Creative Technology, Ltd........................................................    377,050  1,698,247
#   CSE Global, Ltd.................................................................  3,858,500  1,277,379
    Del Monte Pacific, Ltd..........................................................  2,449,764    342,078
    Delfi, Ltd......................................................................    788,500    666,473
*   Delong Holdings, Ltd............................................................    106,900    454,581
    DMX Technologies Group, Ltd.....................................................  2,096,000     30,260
    Duty Free International, Ltd....................................................    720,700    111,274
*   Dyna-Mac Holdings, Ltd..........................................................  2,007,300    172,889
    Elec & Eltek International Co., Ltd.............................................    163,500    238,837
    EnGro Corp., Ltd................................................................    255,200    172,673
#*  Ezion Holdings, Ltd............................................................. 28,633,378  1,712,134
#*  Ezra Holdings, Ltd.............................................................. 12,922,168     98,130
    Far East Orchard, Ltd...........................................................  1,156,403  1,164,317
#   First Resources, Ltd............................................................  4,909,700  5,812,492
    First Sponsor Group, Ltd........................................................    484,727    456,165
#   Food Empire Holdings, Ltd.......................................................  1,418,200    651,693
#*  Fragrance Group, Ltd............................................................  6,077,000    660,843
    Fraser and Neave, Ltd...........................................................      8,000     12,116
#   Frencken Group, Ltd.............................................................  1,066,300    361,117
    Fu Yu Corp., Ltd................................................................  2,542,400    322,152
#*  Gallant Venture, Ltd............................................................  4,992,500    487,364
#   Geo Energy Resources, Ltd.......................................................  3,495,800    617,075
    GK Goh Holdings, Ltd............................................................  1,484,065  1,122,581
    GL, Ltd.........................................................................  3,431,500  1,967,513
    Golden Agri-Resources, Ltd...................................................... 26,827,100  5,526,243
#   Golden Energy & Resources, Ltd..................................................    603,700    166,438
    GP Industries, Ltd..............................................................  2,567,609  1,347,488
#   GuocoLand, Ltd..................................................................  1,535,814  2,294,600
#   Halcyon Agri Corp., Ltd.........................................................  1,718,048    657,214
    Hanwell Holdings, Ltd...........................................................  1,888,219    298,459
#   Haw Par Corp., Ltd..............................................................    187,400  1,900,089
#   Health Management International, Ltd............................................  1,542,930    663,876
#   Hiap Hoe, Ltd...................................................................    498,000    322,278
#   Hi-P International, Ltd.........................................................  1,409,500  1,309,248
    Ho Bee Land, Ltd................................................................  1,611,600  2,984,450
#   Hong Fok Corp., Ltd.............................................................  3,531,394  1,883,959
*   Hong Leong Asia, Ltd............................................................    915,000    582,629
#   Hong Leong Finance, Ltd.........................................................    523,600  1,029,688
    Hotel Grand Central, Ltd........................................................  1,626,983  1,673,850
    Hour Glass, Ltd. (The)..........................................................  1,814,832    860,237
    Hutchison Port Holdings Trust................................................... 13,042,900  3,331,365
    Hwa Hong Corp., Ltd.............................................................  2,123,500    496,540
#*  Hyflux, Ltd.....................................................................  3,707,700    370,770
    iFAST Corp., Ltd................................................................    679,900    559,654
#   Indofood Agri Resources, Ltd....................................................  3,498,500    566,005
    Isetan Singapore, Ltd...........................................................    119,000    319,495
#   Japfa, Ltd......................................................................  3,102,700  1,700,474
#   k1 Ventures, Ltd................................................................  1,005,220     72,363
    Keppel Infrastructure Trust..................................................... 11,202,532  4,281,863
#   Keppel Telecommunications & Transportation, Ltd.................................  1,369,300  1,449,901
    Koh Brothers Group, Ltd.........................................................  1,432,000    289,765
#   KSH Holdings, Ltd...............................................................  1,278,300    587,532

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
SINGAPORE -- (Continued)
#   Lian Beng Group, Ltd............................................................  2,611,200 $   969,784
    Low Keng Huat Singapore, Ltd....................................................    912,900     402,701
#   Lum Chang Holdings, Ltd.........................................................  1,094,030     273,239
#   M1, Ltd.........................................................................  3,005,000   3,620,321
#   Mandarin Oriental International, Ltd............................................  1,265,800   2,965,321
#*  Marco Polo Marine, Ltd..........................................................  3,322,500      72,983
#   Memtech International, Ltd......................................................    196,300     195,209
    Metro Holdings, Ltd.............................................................  2,814,892   2,420,334
    Mewah International, Inc........................................................     89,000      18,310
    Micro-Mechanics Holdings, Ltd...................................................        300         395
#*  Midas Holdings, Ltd.............................................................  9,643,353   1,020,048
#*  mm2 Asia, Ltd...................................................................  2,007,900     649,906
*   Nam Cheong, Ltd.................................................................  6,557,040      18,303
    Nera Telecommunications, Ltd....................................................  1,143,400     264,822
    New Toyo International Holdings, Ltd............................................  1,624,000     280,881
#   NSL, Ltd........................................................................    409,900     379,294
#   OUE, Ltd........................................................................  2,135,600   2,496,905
#   Oxley Holdings, Ltd.............................................................  5,705,456   1,510,933
#*  Pacc Offshore Services Holdings, Ltd............................................  1,132,900     262,620
    Pan-United Corp., Ltd...........................................................  2,435,750     537,121
    Penguin International, Ltd......................................................    446,032     106,665
    Perennial Real Estate Holdings, Ltd.............................................    167,100      97,666
#   Q&M Dental Group Singapore, Ltd.................................................  2,269,300     901,184
    QAF, Ltd........................................................................  1,471,480     935,037
#*  Raffles Education Corp., Ltd....................................................  5,429,723     635,553
#   Raffles Medical Group, Ltd......................................................  6,198,956   5,105,256
    RHT Health Trust................................................................  3,131,500   1,782,976
    Riverstone Holdings, Ltd........................................................  1,260,200   1,018,830
#   Roxy-Pacific Holdings, Ltd......................................................    505,740     163,409
    SBS Transit, Ltd................................................................    926,200   1,742,581
#   Sembcorp Marine, Ltd............................................................  2,913,100   3,916,320
    Sheng Siong Group, Ltd..........................................................  4,605,200   3,620,462
    SHS Holdings, Ltd...............................................................  2,304,100     415,332
    SIA Engineering Co., Ltd........................................................  1,061,400   2,316,472
#*  SIIC Environment Holdings, Ltd..................................................  4,819,120   1,327,802
#   Sinarmas Land, Ltd..............................................................  6,897,100   1,749,635
#   Sing Holdings, Ltd..............................................................  1,623,100     488,720
    Sing Investments & Finance, Ltd.................................................    324,075     362,663
    Singapore Post, Ltd............................................................. 11,539,300  11,373,782
#   Singapore Press Holdings, Ltd...................................................  7,229,000  15,477,271
    Singapore Reinsurance Corp., Ltd................................................  1,514,530     356,576
    Singapore Shipping Corp., Ltd...................................................  1,640,700     343,846
    Singapura Finance, Ltd..........................................................    348,124     251,767
#*  Sino Grandness Food Industry Group, Ltd.........................................  4,412,635     649,200
    Stamford Land Corp., Ltd........................................................  3,188,100   1,124,180
    StarHub, Ltd....................................................................  4,707,600   5,955,817
    Straco Corp., Ltd...............................................................    130,000      75,485
#   Sunningdale Tech, Ltd...........................................................  1,117,560   1,128,633
*   SunVic Chemical Holdings, Ltd...................................................    841,445      16,362
#*  Swiber Holdings, Ltd............................................................  2,895,250      43,386
#*  Thomson Medical Group, Ltd......................................................  4,294,500     259,150
*   Tiong Woon Corp. Holding, Ltd...................................................    228,100      48,460
#   Tuan Sing Holdings, Ltd.........................................................  4,868,495   1,447,735
    UMS Holdings, Ltd...............................................................  3,570,175   2,150,689
    United Engineers, Ltd...........................................................  3,318,328   6,533,885
    United Industrial Corp., Ltd....................................................    155,269     359,069
    United Overseas Insurance, Ltd..................................................    181,850     866,522
    UOB-Kay Hian Holdings, Ltd......................................................  2,086,021   1,963,423
#   Valuetronics Holdings, Ltd......................................................  2,672,350   1,318,367

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         SHARES      VALUE>>
                                                                                       ---------- --------------
SINGAPORE -- (Continued)
      Vibrant Group, Ltd..............................................................  2,058,620 $      301,063
      Vicom, Ltd......................................................................    119,500        541,387
      Wee Hur Holdings, Ltd...........................................................  2,769,000        478,529
      Wheelock Properties Singapore, Ltd..............................................  2,220,800      3,579,771
      Wing Tai Holdings, Ltd..........................................................  3,551,467      5,406,627
      Yeo Hiap Seng, Ltd..............................................................    223,731        169,351
      YHI International, Ltd..........................................................    176,200         54,136
*     Yongnam Holdings, Ltd...........................................................  2,917,700        548,695
      Zhongmin Baihui Retail Group, Ltd...............................................     26,900         16,697
                                                                                                  --------------
TOTAL SINGAPORE.......................................................................               199,053,761
                                                                                                  --------------
TOTAL COMMON STOCKS...................................................................             1,925,700,963
                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Fleetwood Corp., Ltd. Rights 08/13/18...........................................    145,951              0
                                                                                                  --------------
SINGAPORE -- (0.0%)
#*    Ezion Holdings, Ltd. Warrants 04/16/23..........................................  7,554,827              0
*     Thomson Medical Group, Ltd. Warrants 04/24/19...................................  8,589,000         25,237
                                                                                                  --------------
TOTAL SINGAPORE.......................................................................                    25,237
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................................................                    25,237
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................................................             1,925,726,200
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
@(S)  DFA Short Term Investment Fund.................................................. 14,385,774    166,457,788
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,028,795,509)^^.............................................................            $2,092,183,988
                                                                                                  ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $  378,779 $1,087,700,199   --    $1,088,078,978
   Canada.....................         --         25,431   --            25,431
   China......................         --        985,815   --           985,815
   Hong Kong..................  1,288,848    527,197,559   --       528,486,407
   New Zealand................         --    109,070,571   --       109,070,571
   Singapore..................    336,192    198,717,569   --       199,053,761
Rights/Warrants
   Singapore..................         --         25,237   --            25,237
Securities Lending Collateral.         --    166,457,788   --       166,457,788
                               ---------- --------------   --    --------------
TOTAL......................... $2,003,819 $2,090,180,169   --    $2,092,183,988
                               ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
COMMON STOCKS -- (98.2%)
CONSUMER DISCRETIONARY -- (23.3%)
    4imprint Group P.L.C............................................................   109,708 $ 2,907,303
    888 Holdings P.L.C.............................................................. 1,602,285   5,230,331
    AA P.L.C........................................................................ 3,246,551   4,768,085
    B&M European Value Retail SA.................................................... 3,962,928  21,443,221
    Bellway P.L.C...................................................................   702,602  26,858,957
    Bloomsbury Publishing P.L.C.....................................................   311,604     867,425
    Bovis Homes Group P.L.C.........................................................   987,223  14,924,107
#   Card Factory P.L.C.............................................................. 1,228,787   3,398,193
*   Carpetright P.L.C...............................................................   406,341     143,695
#   Centaur Media P.L.C.............................................................   537,905     313,221
    Cineworld Group P.L.C........................................................... 6,296,220  22,360,012
    Connect Group P.L.C............................................................. 1,312,384     484,827
    Countryside Properties P.L.C.................................................... 1,476,669   6,484,405
    Crest Nicholson Holdings P.L.C.................................................. 1,693,312   8,444,541
    Daily Mail & General Trust P.L.C................................................ 1,699,883  16,615,919
#   Debenhams P.L.C................................................................. 6,862,458   1,082,382
    DFS Furniture P.L.C.............................................................   924,012   2,487,079
    Dignity P.L.C...................................................................   288,661   3,828,023
    Dixons Carphone P.L.C........................................................... 5,013,241  11,623,762
    Domino's Pizza Group P.L.C...................................................... 2,666,094  11,032,805
    Dunelm Group P.L.C..............................................................   506,904   3,486,417
*   EI Group P.L.C.................................................................. 3,254,622   6,525,533
    Entertainment One, Ltd.......................................................... 1,810,324   8,510,991
    Euromoney Institutional Investor P.L.C..........................................   274,731   4,888,503
*   Findel P.L.C....................................................................   239,314     946,048
    Fuller Smith & Turner P.L.C., Class A...........................................   140,561   1,806,631
#*  Future P.L.C....................................................................    44,467     291,276
*   GAME Digital P.L.C..............................................................    15,397       5,626
    Games Workshop Group P.L.C......................................................   172,661   6,785,416
#   Greene King P.L.C............................................................... 1,857,398  12,539,540
    Greggs P.L.C....................................................................   594,391   8,221,363
    GVC CVR......................................................................... 6,643,757     944,404
    GVC Holdings P.L.C.............................................................. 1,670,348  25,662,920
    Gym Group P.L.C. (The)..........................................................   564,315   2,169,153
    Halfords Group P.L.C............................................................ 1,287,580   5,517,724
    Headlam Group P.L.C.............................................................   470,006   2,825,845
    Henry Boot P.L.C................................................................   456,365   1,569,786
    Hollywood Bowl Group P.L.C......................................................   148,396     401,624
    Hostelworld Group P.L.C.........................................................   178,051     677,212
    Huntsworth P.L.C................................................................ 1,160,709   1,770,784
    Inchcape P.L.C.................................................................. 2,836,837  26,244,417
    Informa P.L.C................................................................... 2,557,081  26,487,385
    ITE Group P.L.C................................................................. 4,213,323   4,583,680
    J D Wetherspoon P.L.C...........................................................   481,928   7,708,547
    JD Sports Fashion P.L.C......................................................... 2,289,045  14,047,608
#   John Menzies P.L.C..............................................................   476,199   4,048,949
*   JPJ Group P.L.C.................................................................   326,591   4,267,777
    Lookers P.L.C................................................................... 1,879,684   2,599,180
    Marston's P.L.C................................................................. 4,299,273   5,329,805
    McCarthy & Stone P.L.C.......................................................... 1,806,265   2,566,900
    Merlin Entertainments P.L.C..................................................... 2,985,289  15,432,271
    Millennium & Copthorne Hotels P.L.C.............................................   995,879   6,783,658
    Mitchells & Butlers P.L.C....................................................... 1,316,012   4,359,671
    MJ Gleeson P.L.C................................................................   200,436   1,998,795

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#*  Mothercare P.L.C................................................................ 1,543,280 $    427,811
    Motorpoint group P.L.C..........................................................    31,635       99,346
    N Brown Group P.L.C............................................................. 1,083,230    2,066,794
*   Ocado Group P.L.C............................................................... 2,765,277   40,065,890
#   On the Beach Group P.L.C........................................................   608,280    3,536,973
    Pendragon P.L.C................................................................. 7,409,563    2,274,065
    Pets at Home Group P.L.C........................................................ 2,020,502    3,080,942
    Photo-Me International P.L.C.................................................... 1,345,530    1,965,737
    Playtech P.L.C.................................................................. 1,673,885   11,805,752
    Rank Group P.L.C................................................................   866,364    2,062,620
    Reach P.L.C..................................................................... 1,782,656    1,665,068
    Redrow P.L.C.................................................................... 1,446,739   10,199,283
    Restaurant Group P.L.C. (The)................................................... 1,185,444    4,116,976
    Revolution Bars Group P.L.C.....................................................    17,764       29,274
    Sportech P.L.C..................................................................   408,363      393,913
*   Sports Direct International P.L.C............................................... 1,322,983    7,175,270
    SSP Group P.L.C................................................................. 2,417,539   21,632,944
    St. Ives P.L.C..................................................................   889,436    1,190,281
    STV Group P.L.C.................................................................     4,868       27,494
    Superdry P.L.C..................................................................   347,061    5,665,968
    Tarsus Group P.L.C..............................................................   238,985      967,206
    Ted Baker P.L.C.................................................................   158,643    4,591,986
    Thomas Cook Group P.L.C......................................................... 8,687,680   10,914,848
    Topps Tiles P.L.C...............................................................   925,429      732,290
    Vitec Group P.L.C. (The)........................................................   181,545    2,891,884
    WH Smith P.L.C..................................................................   687,183   17,350,175
    William Hill P.L.C.............................................................. 5,838,359   22,788,663
                                                                                               ------------
TOTAL CONSUMER DISCRETIONARY........................................................            567,023,185
                                                                                               ------------
CONSUMER STAPLES -- (3.9%)
    A.G. Barr P.L.C.................................................................   677,750    6,017,406
    Anglo-Eastern Plantations P.L.C.................................................   107,628    1,033,548
    Britvic P.L.C................................................................... 1,368,941   14,428,582
    Carr's Group P.L.C..............................................................   349,511      677,370
    Cranswick P.L.C.................................................................   311,970   13,417,589
    Dairy Crest Group P.L.C.........................................................   934,749    5,945,535
    Devro P.L.C.....................................................................   968,275    2,500,441
    Greencore Group P.L.C........................................................... 3,643,037    8,483,328
    Hilton Food Group P.L.C.........................................................   131,231    1,646,680
    McBride P.L.C................................................................... 1,090,323    2,021,537
    McColl's Retail Group P.L.C.....................................................   121,490      238,922
#*  Premier Foods P.L.C............................................................. 4,937,259    2,669,839
    PZ Cussons P.L.C................................................................ 1,596,632    4,872,913
*   REA Holdings P.L.C..............................................................    50,639      215,141
    Stock Spirits Group P.L.C....................................................... 1,032,160    2,924,469
    Tate & Lyle P.L.C............................................................... 3,419,895   27,971,313
                                                                                               ------------
TOTAL CONSUMER STAPLES..............................................................             95,064,613
                                                                                               ------------
ENERGY -- (4.7%)
    Anglo Pacific Group P.L.C.......................................................   886,534    1,551,611
*   Cairn Energy P.L.C.............................................................. 3,823,357   12,254,293
*   EnQuest P.L.C................................................................... 6,334,413    3,000,074
*   Gulf Keystone Petroleum, Ltd.................................................... 1,105,255    3,724,661
*   Gulf Marine Services P.L.C......................................................   157,359       82,920
*   Hunting P.L.C................................................................... 1,004,072   10,287,866
    John Wood Group P.L.C........................................................... 3,006,379   25,649,705
*   Lamprell P.L.C.................................................................. 1,219,262    1,453,354
*   Nostrum Oil & Gas P.L.C.........................................................   184,064      481,879

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
ENERGY -- (Continued)
*   Ophir Energy P.L.C..............................................................  4,489,030 $  2,554,126
    Petrofac, Ltd...................................................................  1,465,190   11,781,618
*   Premier Oil P.L.C...............................................................  4,783,713    8,047,239
    Soco International P.L.C........................................................  1,265,317    1,590,046
    Stobart Group, Ltd..............................................................  1,407,157    4,340,233
*   Tullow Oil P.L.C................................................................  8,934,826   26,561,017
                                                                                                ------------
TOTAL ENERGY........................................................................             113,360,642
                                                                                                ------------
FINANCIALS -- (15.5%)
#   Arrow Global Group P.L.C........................................................    964,887    3,238,479
    Ashmore Group P.L.C.............................................................  2,014,269    9,632,589
    Bank of Georgia Group P.L.C.....................................................    236,037    5,657,196
    Beazley P.L.C...................................................................  3,286,678   24,192,951
    Brewin Dolphin Holdings P.L.C...................................................  1,771,490    8,141,231
    Charles Stanley Group P.L.C.....................................................    122,025      571,788
#   Charles Taylor P.L.C............................................................    206,958      809,651
    Chesnara P.L.C..................................................................    717,229    3,776,891
    Close Brothers Group P.L.C......................................................    958,779   19,954,909
    CMC Markets P.L.C...............................................................    680,129    1,759,959
#   CYBG P.L.C......................................................................  4,059,115   18,387,374
    esure Group P.L.C...............................................................  1,683,935    4,501,853
*   Georgia Capital P.L.C...........................................................    236,037    3,062,165
    Hansard Global P.L.C............................................................     16,468       13,302
    Hastings Group Holdings P.L.C...................................................  1,122,422    3,668,573
    Hiscox, Ltd.....................................................................  1,516,230   31,813,096
    IG Group Holdings P.L.C.........................................................  2,208,193   26,655,790
    Intermediate Capital Group P.L.C................................................  1,502,893   20,913,124
    International Personal Finance P.L.C............................................  1,264,200    3,978,214
#*  IP Group P.L.C..................................................................  2,270,679    3,695,449
    Jardine Lloyd Thompson Group P.L.C..............................................    796,997   14,738,904
    Jupiter Fund Management P.L.C...................................................  2,350,436   13,505,079
    Just Group P.L.C................................................................  3,520,684    5,005,943
    Lancashire Holdings, Ltd........................................................  1,282,678    9,637,470
    Man Group P.L.C................................................................. 10,726,074   24,409,999
#*  Metro Bank P.L.C................................................................     64,014    2,686,482
    NEX Group P.L.C.................................................................  1,743,102   23,095,017
    Non-Standard Finance P.L.C......................................................    215,168      164,352
    OneSavings Bank P.L.C...........................................................  1,016,669    5,803,451
    Paragon Banking Group P.L.C.....................................................  1,686,186   11,007,507
    Phoenix Group Holdings..........................................................  3,365,891   30,395,333
*   Provident Financial P.L.C.......................................................    448,341    3,939,348
    Rathbone Brothers P.L.C.........................................................    270,774    8,726,355
    River & Mercantile Group P.L.C..................................................     10,512       39,532
    S&U P.L.C.......................................................................     20,717      678,100
    Saga P.L.C......................................................................  5,752,086    9,379,729
    TP ICAP P.L.C...................................................................  3,254,964   11,950,768
    Virgin Money Holdings UK P.L.C..................................................  1,617,711    8,414,456
    WATERLOO INVESTMENT HOLDINGS COMMON STOCK.......................................      4,000          206
                                                                                                ------------
TOTAL FINANCIALS....................................................................             378,002,615
                                                                                                ------------
HEALTHCARE -- (3.4%)
*   BTG P.L.C.......................................................................  2,027,017   14,112,428
    Cambian Group P.L.C.............................................................    559,761    1,379,077
#*  Circassia Pharmaceuticals P.L.C.................................................    516,889      521,724
    Consort Medical P.L.C...........................................................    283,200    4,096,964
    ConvaTec Group P.L.C............................................................    315,535      905,975
    Dechra Pharmaceuticals P.L.C....................................................    146,225    5,726,246
    Genus P.L.C.....................................................................    261,140    9,834,973

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
HEALTHCARE -- (Continued)
    Hikma Pharmaceuticals P.L.C.....................................................    635,646 $13,678,379
*   Indivior P.L.C..................................................................  4,141,064  16,610,201
    Integrated Diagnostics Holdings P.L.C...........................................    330,094   1,406,593
#   Mediclinic International P.L.C..................................................    510,467   3,426,567
    Spire Healthcare Group P.L.C....................................................  1,342,299   4,366,550
    UDG Healthcare P.L.C............................................................    314,515   3,462,676
*   Vectura Group P.L.C.............................................................  3,637,945   3,817,829
                                                                                                -----------
TOTAL HEALTHCARE....................................................................             83,346,182
                                                                                                -----------
INDUSTRIALS -- (26.6%)
    Aggreko P.L.C...................................................................  1,404,819  13,689,831
    Air Partner P.L.C...............................................................    253,425     370,860
    Alumasc Group P.L.C. (The)......................................................        573       1,015
    Avon Rubber P.L.C...............................................................    163,246   3,119,726
    Babcock International Group P.L.C...............................................  2,026,464  18,995,410
    Balfour Beatty P.L.C............................................................  4,324,127  16,650,950
    BBA Aviation P.L.C..............................................................  7,114,177  32,665,802
    Biffa P.L.C.....................................................................    559,429   1,693,031
    Bodycote P.L.C..................................................................  1,303,076  17,114,413
    Braemar Shipping Services P.L.C.................................................    144,282     491,675
    Capita P.L.C....................................................................  4,141,437   8,787,332
#*  Carillion P.L.C.................................................................  2,236,594     333,459
    Chemring Group P.L.C............................................................  1,688,550   5,074,139
    Clarkson P.L.C..................................................................    137,976   4,605,636
#   Clipper Logistics P.L.C.........................................................    127,523     558,387
*   Cobham P.L.C.................................................................... 13,168,767  21,590,251
    Communisis P.L.C................................................................  1,085,623     727,466
    Costain Group P.L.C.............................................................    630,861   3,600,615
    De La Rue P.L.C.................................................................    662,727   4,401,056
*   Dialight P.L.C..................................................................    105,397     735,086
    Diploma P.L.C...................................................................    696,447  12,033,792
*   Firstgroup P.L.C................................................................  7,315,687   8,453,951
*   Flybe Group P.L.C...............................................................    616,871     326,903
    G4S P.L.C.......................................................................  1,104,679   3,998,249
    Galliford Try P.L.C.............................................................    644,891   7,875,971
    Go-Ahead Group P.L.C. (The).....................................................    260,989   5,282,201
    Goodwin P.L.C...................................................................        383      12,527
    Grafton Group P.L.C.............................................................  1,422,375  14,271,982
    Harvey Nash Group P.L.C.........................................................     21,146      31,428
    Hays P.L.C......................................................................  9,925,003  25,863,088
    HomeServe P.L.C.................................................................  1,540,342  20,441,070
    Howden Joinery Group P.L.C......................................................  4,339,954  27,169,959
    IMI P.L.C.......................................................................  1,419,616  23,095,478
#*  Interserve P.L.C................................................................    924,810     848,753
    IWG P.L.C.......................................................................  3,471,531  13,824,191
    James Fisher & Sons P.L.C.......................................................    278,743   6,590,522
    John Laing Group P.L.C..........................................................  1,847,338   7,063,307
    Keller Group P.L.C..............................................................    465,179   6,571,576
#   Kier Group P.L.C................................................................    581,723   7,376,398
*   Management Consulting Group P.L.C...............................................  2,329,842      42,155
    Mears Group P.L.C...............................................................    751,984   3,210,074
    Meggitt P.L.C...................................................................  4,703,057  35,168,567
    Melrose Industries P.L.C........................................................  6,403,364  18,119,283
#   Mitie Group P.L.C...............................................................  2,122,246   4,281,908
    Morgan Advanced Materials P.L.C.................................................  1,645,603   7,696,075
    Morgan Sindall Group P.L.C......................................................    228,914   4,232,246
    National Express Group P.L.C....................................................  2,872,070  15,211,270
    Norcros P.L.C...................................................................    108,550     306,472
    Northgate P.L.C.................................................................    831,898   4,767,946

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
INDUSTRIALS -- (Continued)
    Pagegroup P.L.C................................................................. 2,345,514 $ 18,420,041
    PayPoint P.L.C..................................................................   339,717    4,158,610
    Polypipe Group P.L.C............................................................ 1,210,218    5,966,774
    Porvair P.L.C...................................................................    13,575       85,131
    QinetiQ Group P.L.C............................................................. 3,422,552   12,164,831
    Renewi P.L.C.................................................................... 4,064,738    3,735,275
#*  Renold P.L.C....................................................................   193,435       83,194
    Rentokil Initial P.L.C..........................................................    78,516      349,079
    Ricardo P.L.C...................................................................   291,419    3,089,026
    Robert Walters P.L.C............................................................   381,498    3,739,471
    Rotork P.L.C.................................................................... 5,076,151   23,945,556
    Royal Mail P.L.C................................................................   937,678    5,769,111
    RPS Group P.L.C................................................................. 1,379,834    4,449,008
    Senior P.L.C.................................................................... 2,722,766   11,331,120
*   Serco Group P.L.C...............................................................    22,526       29,901
    Severfield P.L.C................................................................ 1,267,641    1,375,967
    SIG P.L.C....................................................................... 3,729,465    5,941,133
    Speedy Hire P.L.C............................................................... 2,890,361    2,278,779
    Spirax-Sarco Engineering P.L.C..................................................   189,313   17,245,688
    Stagecoach Group P.L.C.......................................................... 2,187,163    4,577,570
    SThree P.L.C....................................................................   580,839    2,565,554
    T Clarke P.L.C..................................................................   147,457      157,667
    Travis Perkins P.L.C............................................................ 1,286,158   20,183,483
    Trifast P.L.C...................................................................   479,609    1,452,055
    Tyman P.L.C.....................................................................   767,211    3,390,554
    Ultra Electronics Holdings P.L.C................................................   495,173   10,729,646
    Vesuvius P.L.C.................................................................. 1,477,677   12,281,729
*   Volex P.L.C.....................................................................   307,047      318,367
    Volution Group P.L.C............................................................   265,668      709,565
    Vp P.L.C........................................................................   159,998    2,363,039
    Weir Group P.L.C. (The).........................................................   419,180   10,741,648
    Wilmington P.L.C................................................................   334,384      812,485
    Wincanton P.L.C.................................................................   708,602    2,506,132
*   Wizz Air Holdings P.L.C.........................................................   126,041    5,733,807
    XP Power, Ltd...................................................................    87,624    4,125,012
                                                                                               ------------
TOTAL INDUSTRIALS...................................................................            646,179,490
                                                                                               ------------
INFORMATION TECHNOLOGY -- (8.6%)
    Auto Trader Group P.L.C......................................................... 5,234,600   29,197,820
    AVEVA Group P.L.C...............................................................   416,682   14,375,945
    Computacenter P.L.C.............................................................   425,104    8,739,156
    DiscoverIE Group P.L.C..........................................................   380,503    2,055,186
    Electrocomponents P.L.C......................................................... 3,131,407   29,456,720
    Equiniti Group P.L.C............................................................ 1,581,682    4,444,050
    FDM Group Holdings P.L.C........................................................   195,179    2,437,061
    Fidessa Group P.L.C.............................................................   217,048   10,981,948
    Gocompare.Com Group P.L.C....................................................... 1,759,223    2,803,660
    Halma P.L.C.....................................................................   906,005   16,713,290
    Kainos Group P.L.C..............................................................   179,255      873,363
    Moneysupermarket.com Group P.L.C................................................ 2,650,925   10,925,965
    NCC Group P.L.C................................................................. 1,389,618    4,015,130
    Oxford Instruments P.L.C........................................................   314,473    3,926,218
    Renishaw P.L.C..................................................................   231,720   16,639,853
    Rightmove P.L.C.................................................................   216,052   13,802,785
    RM P.L.C........................................................................   336,909    1,013,737
    SDL P.L.C.......................................................................   442,594    2,956,430
    Softcat P.L.C...................................................................   609,319    6,471,823
    Spectris P.L.C..................................................................   613,022   18,619,989
    Spirent Communications P.L.C.................................................... 3,431,368    5,096,821

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    TT Electronics P.L.C............................................................    914,635 $  2,772,074
    Xaar P.L.C......................................................................    386,193    1,284,247
                                                                                                ------------
TOTAL INFORMATION TECHNOLOGY........................................................             209,603,271
                                                                                                ------------
MATERIALS -- (7.0%)
*   Acacia Mining P.L.C.............................................................    900,534    1,447,604
*   Carclo P.L.C....................................................................    238,794      356,127
    Castings P.L.C..................................................................    159,566      871,733
    Centamin P.L.C..................................................................  6,191,392    9,652,432
    DS Smith P.L.C..................................................................    163,804    1,082,248
    Elementis P.L.C.................................................................  2,933,757    9,995,535
    Essentra P.L.C..................................................................  1,581,845    9,979,884
    Evraz P.L.C.....................................................................  1,584,820   11,561,677
    Ferrexpo P.L.C..................................................................  1,750,724    4,469,395
    Forterra P.L.C..................................................................    897,912    3,515,107
*   Gem Diamonds, Ltd...............................................................    679,902    1,048,658
    Hill & Smith Holdings P.L.C.....................................................    468,604    9,245,324
    Hochschild Mining P.L.C.........................................................  1,550,805    3,546,871
    Ibstock P.L.C...................................................................  2,228,271    7,179,192
*   KAZ Minerals P.L.C..............................................................  1,231,175   13,635,443
#*  Lonmin P.L.C....................................................................  1,584,135      870,574
    Low & Bonar P.L.C...............................................................  1,194,255      765,311
    Marshalls P.L.C.................................................................  1,166,348    6,625,734
#*  Petra Diamonds, Ltd.............................................................  5,332,777    3,224,594
*   Petropavlovsk P.L.C............................................................. 13,841,290    1,242,231
    RPC Group P.L.C.................................................................  2,448,360   26,174,126
    Synthomer P.L.C.................................................................  1,696,425   11,774,024
    Vedanta Resources P.L.C.........................................................    464,934    4,992,191
    Victrex P.L.C...................................................................    634,126   26,273,979
    Zotefoams P.L.C.................................................................     93,537      674,801
                                                                                                ------------
TOTAL MATERIALS.....................................................................             170,204,795
                                                                                                ------------
REAL ESTATE -- (2.4%)
    Capital & Counties Properties P.L.C.............................................  4,280,670   15,464,667
    CLS Holdings P.L.C..............................................................    432,023    1,254,935
*   Countrywide P.L.C...............................................................    772,337      492,234
    Daejan Holdings P.L.C...........................................................     42,790    3,424,493
    Foxtons Group P.L.C.............................................................  1,145,927      883,139
    Grainger P.L.C..................................................................  2,874,831   11,546,967
    Harworth Group P.L.C............................................................     30,680       50,736
    Helical P.L.C...................................................................    654,139    2,740,855
    LSL Property Services P.L.C.....................................................    393,732    1,348,811
*   Raven Property Group, Ltd.......................................................  1,031,431      598,633
    Savills P.L.C...................................................................    859,723    9,992,372
    St. Modwen Properties P.L.C.....................................................  1,239,753    6,586,837
    U & I Group P.L.C...............................................................    818,567    2,381,336
    Urban & Civic P.L.C.............................................................    129,529      515,322
                                                                                                ------------
TOTAL REAL ESTATE...................................................................              57,281,337
                                                                                                ------------
TELECOMMUNICATIONS SERVICES -- (1.1%)
    Inmarsat P.L.C..................................................................  2,371,810   17,721,820
    KCOM Group P.L.C................................................................  3,365,144    4,130,366
#   TalkTalk Telecom Group P.L.C....................................................  2,658,372    4,002,192
                                                                                                ------------
TOTAL TELECOMMUNICATIONS SERVICES...................................................              25,854,378
                                                                                                ------------
UTILITIES -- (1.7%)
    Drax Group P.L.C................................................................  2,650,354   12,662,482

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                        SHARES      VALUE>>
                                                                                       --------- --------------
UTILITIES -- (Continued)
      Pennon Group P.L.C.............................................................. 2,561,354 $   25,275,013
      Telecom Plus P.L.C..............................................................   340,923      4,617,907
                                                                                                 --------------
TOTAL UTILITIES.......................................................................               42,555,402
                                                                                                 --------------
TOTAL COMMON STOCKS...................................................................            2,388,475,910
                                                                                                 --------------

                                                                                                    VALUE+
                                                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.8%)
@(S)  DFA Short Term Investment Fund.................................................. 3,824,661     44,255,151
                                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,103,548,496)^^.............................................................           $2,432,731,061
                                                                                                 ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                          LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                         ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary...............         -- $  567,023,185   --    $  567,023,185
   Consumer Staples.....................         --     95,064,613   --        95,064,613
   Energy...............................         --    113,360,642   --       113,360,642
   Financials........................... $3,062,165    374,940,450   --       378,002,615
   Healthcare...........................         --     83,346,182   --        83,346,182
   Industrials..........................         --    646,179,490   --       646,179,490
   Information Technology...............         --    209,603,271   --       209,603,271
   Materials............................         --    170,204,795   --       170,204,795
   Real Estate..........................         --     57,281,337   --        57,281,337
   Telecommunications Services..........         --     25,854,378   --        25,854,378
   Utilities............................         --     42,555,402   --        42,555,402
Securities Lending Collateral...........         --     44,255,151   --        44,255,151
                                         ---------- --------------   --    --------------
TOTAL................................... $3,062,165 $2,429,668,896   --    $2,432,731,061
                                         ========== ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
COMMON STOCKS -- (89.9%)
AUSTRIA -- (2.9%)
    Agrana Beteiligungs AG..........................................................    74,268 $  1,976,144
    ANDRITZ AG......................................................................   351,021   19,899,060
    Atrium European Real Estate, Ltd................................................   848,747    3,790,872
#   Austria Technologie & Systemtechnik AG..........................................   162,266    3,810,384
    CA Immobilien Anlagen AG........................................................   456,686   15,965,779
#   DO & CO AG......................................................................    44,532    3,124,363
    EVN AG..........................................................................   224,206    4,459,724
#*  FACC AG.........................................................................   171,422    3,813,792
    Flughafen Wien AG...............................................................    22,167      836,839
#   IMMOFINANZ AG...................................................................   552,079   14,533,824
    Josef Manner & Co. AG...........................................................       870       64,281
    Kapsch TrafficCom AG............................................................    33,915    1,568,460
    Lenzing AG......................................................................    82,879   10,525,145
    Mayr Melnhof Karton AG..........................................................    50,922    6,925,027
    Oberbank AG.....................................................................    44,400    4,579,369
    Oesterreichische Post AG........................................................   202,551    9,594,175
#   Palfinger AG....................................................................    94,179    3,675,406
#   POLYTEC Holding AG..............................................................   103,266    1,622,183
#   Porr AG.........................................................................    74,292    2,631,870
    Raiffeisen Bank International AG................................................   211,844    7,063,975
#   Rosenbauer International AG.....................................................    19,688    1,150,895
    S IMMO AG.......................................................................   347,637    7,558,593
    Schoeller-Bleckmann Oilfield Equipment AG.......................................    71,854    8,201,172
#*  Semperit AG Holding.............................................................    68,546    1,358,712
    Strabag SE......................................................................   106,385    4,277,941
    Telekom Austria AG..............................................................   958,242    8,336,920
    UBM Development AG..............................................................    12,986      634,933
#   UNIQA Insurance Group AG........................................................   902,256    9,021,980
    Verbund AG......................................................................   258,436   10,189,552
    Vienna Insurance Group AG Wiener Versicherung Gruppe............................   220,483    6,276,493
    Wienerberger AG.................................................................   617,965   15,148,307
#*  Zumtobel Group AG...............................................................   173,368    1,244,924
                                                                                               ------------
TOTAL AUSTRIA.......................................................................            193,861,094
                                                                                               ------------
BELGIUM -- (3.8%)
    Ackermans & van Haaren NV.......................................................   151,486   27,628,446
*   AGFA-Gevaert NV................................................................. 1,218,771    5,818,515
#*  Argenx SE.......................................................................    83,960    7,624,390
    Atenor..........................................................................    14,161      809,385
    Banque Nationale de Belgique....................................................        87      277,692
    Barco NV........................................................................    67,758    9,617,422
#   Bekaert SA......................................................................   227,640    6,394,201
#*  Biocartis NV....................................................................   180,093    2,644,830
    bpost SA........................................................................   503,661    7,939,884
#*  Celyad SA.......................................................................    42,198    1,286,806
    Cie d'Entreprises CFE...........................................................    48,913    6,111,607
    Cie Immobiliere de Belgique SA..................................................    16,878    1,050,435
    Co.Br.Ha Societe Commerciale de Brasserie SA....................................       111      624,900
    Deceuninck NV...................................................................   409,000    1,209,987
    D'ieteren SA....................................................................   158,024    6,883,395
#   Econocom Group SA...............................................................   755,740    2,668,319
    Elia System Operator SA.........................................................   171,886   10,711,892
#   Euronav NV......................................................................   929,334    7,864,365
    EVS Broadcast Equipment SA......................................................    75,122    1,753,697
#*  Exmar NV........................................................................   199,925    1,421,568

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE>>
                                                                                     ------- ------------
BELGIUM -- (Continued)
    Fagron.......................................................................... 262,019 $  4,852,311
*   Galapagos NV (B07MCX1)..........................................................  92,854   10,230,296
*   Galapagos NV (B07Q2V5).......................................................... 220,186   24,227,151
    Gimv NV.........................................................................  84,558    5,025,473
#*  Ion Beam Applications........................................................... 115,719    3,028,528
    Jensen-Group NV.................................................................  18,696      693,068
    Kinepolis Group NV..............................................................  94,699    6,056,268
#   Lotus Bakeries..................................................................   1,543    4,397,785
#*  MDxHealth....................................................................... 228,398    1,013,476
    Melexis NV...................................................................... 113,154   10,524,840
#*  Nyrstar NV...................................................................... 745,540    3,574,164
#   Ontex Group NV.................................................................. 485,473   14,678,647
    Orange Belgium SA............................................................... 182,947    2,934,719
#   Picanol.........................................................................  28,690    2,866,685
    Recticel SA..................................................................... 263,951    3,044,395
    Resilux.........................................................................   5,665    1,000,112
*   Roularta Media Group NV.........................................................  19,318      386,316
    Sioen Industries NV.............................................................  50,085    1,579,775
    Sipef SA........................................................................  34,936    2,433,304
*   Telenet Group Holding NV........................................................  97,992    4,718,695
    TER Beke SA.....................................................................   3,481      643,904
*   Tessenderlo Group SA............................................................ 213,754    8,595,003
*   ThromboGenics NV................................................................ 221,951    1,873,083
    Umicore SA...................................................................... 425,457   24,898,839
    Van de Velde NV.................................................................  35,498    1,245,007
*   Viohalco SA..................................................................... 583,796    2,106,292
                                                                                             ------------
TOTAL BELGIUM.......................................................................          257,656,072
                                                                                             ------------
DENMARK -- (5.3%)
#*  ALK-Abello A.S..................................................................  41,134    7,647,056
    Alm Brand A.S................................................................... 562,935    5,849,672
    Ambu A.S., Class B.............................................................. 919,394   36,170,061
    Arkil Holding A.S., Class B.....................................................     504       95,607
*   Bang & Olufsen A.S.............................................................. 256,627    6,238,394
    BankNordik P/F..................................................................  10,800      188,973
#*  Bavarian Nordic A.S............................................................. 204,295    6,234,536
    Brodrene Hartmann A.S...........................................................  16,148      940,942
#   Columbus A.S.................................................................... 403,176      967,641
#*  D/S Norden A.S.................................................................. 215,682    3,976,867
    DFDS A.S........................................................................ 306,367   20,178,720
    Djurslands Bank A.S.............................................................   8,970      330,758
    FLSmidth & Co. A.S.............................................................. 270,276   17,787,657
    Fluegger A.S., Class B..........................................................   4,198      250,383
#   GN Store Nord A.S............................................................... 927,706   44,253,506
    GronlandsBANKEN A.S.............................................................   1,125      105,529
#*  H+H International A.S., Class B................................................. 104,835    1,602,295
    Harboes Bryggeri A.S., Class B..................................................  17,239      246,645
#   IC Group A.S....................................................................  43,760    1,133,505
    ISS A.S......................................................................... 221,051    8,256,947
#   Jeudan A.S......................................................................   7,083    1,110,511
    Jyske Bank A.S.................................................................. 480,852   27,235,164
    Lan & Spar Bank.................................................................   4,981      371,474
#   Matas A.S....................................................................... 232,851    1,871,986
*   Nilfisk Holding A.S............................................................. 182,797    9,457,788
#*  NKT A.S......................................................................... 206,194    5,551,164
#   NNIT A.S........................................................................  71,616    1,859,836
#   Parken Sport & Entertainment A.S................................................  34,515      465,533
    Per Aarsleff Holding A.S........................................................ 132,008    4,715,404
    Ringkjoebing Landbobank A.S..................................................... 154,568    8,736,470

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
DENMARK -- (Continued)
    Roblon A.S., Class B............................................................     2,700 $    120,470
    Rockwool International A.S., Class A............................................       455      162,712
    Rockwool International A.S., Class B............................................    50,421   20,188,727
    Royal Unibrew A.S...............................................................   295,969   24,651,890
    RTX A.S.........................................................................    48,566    1,493,216
*   Santa Fe Group A.S..............................................................   127,806      503,859
    Scandinavian Tobacco Group A.S., Class A........................................   193,795    3,151,472
    Schouw & Co., A.S...............................................................    85,260    7,910,336
    SimCorp A.S.....................................................................   244,707   20,908,702
    Solar A.S., Class B.............................................................    37,199    2,342,969
    Spar Nord Bank A.S..............................................................   533,174    5,750,024
    Sydbank A.S.....................................................................   504,857   18,736,667
#   Tivoli A.S......................................................................     9,878    1,033,302
#*  TK Development A.S..............................................................   612,657      649,432
    Topdanmark A.S..................................................................   491,266   21,099,034
    TORM P.L.C......................................................................    61,314      476,161
    United International Enterprises................................................    10,336    2,352,108
#*  Vestjysk Bank A.S............................................................... 1,501,522      532,273
#*  Zealand Pharma A.S..............................................................   168,265    2,511,552
                                                                                               ------------
TOTAL DENMARK.......................................................................            357,929,769
                                                                                               ------------
FINLAND -- (6.0%)
#*  Afarak Group Oyj................................................................   316,672      355,733
#   Ahlstrom-Munksjo Oyj............................................................   133,700    2,564,013
    Aktia Bank Oyj..................................................................   286,032    3,012,286
    Alandsbanken Abp, Class B.......................................................    21,354      350,322
#   Alma Media Oyj..................................................................   129,772    1,093,128
    Amer Sports Oyj.................................................................   843,708   27,053,104
    Apetit Oyj......................................................................    19,668      300,692
    Aspo Oyj........................................................................    92,762      987,122
    Atria Oyj.......................................................................    79,704      883,958
#*  BasWare Oyj.....................................................................    56,551    2,385,714
#   Bittium Oyj.....................................................................   192,448    1,122,272
    Cargotec Oyj....................................................................   274,286   13,624,375
#*  Caverion Oyj....................................................................   658,056    5,519,141
#   Citycon Oyj..................................................................... 2,564,059    5,395,607
    Cramo Oyj.......................................................................   239,628    5,117,885
    Digia Oyj.......................................................................    69,731      214,241
    Elisa Oyj.......................................................................   646,634   28,077,446
    Finnair Oyj.....................................................................   487,004    4,534,858
    Fiskars Oyj Abp.................................................................   205,306    4,611,031
    F-Secure Oyj....................................................................   631,341    2,690,165
    Glaston Oyj ABP.................................................................    46,084       25,061
    HKScan Oyj, Class A.............................................................   257,744      798,046
#   Huhtamaki Oyj...................................................................   686,194   24,643,380
    Ilkka-Yhtyma Oyj................................................................    61,503      226,292
    Kemira Oyj......................................................................   725,646    9,524,892
    Kesko Oyj, Class A..............................................................    40,561    2,240,361
    Kesko Oyj, Class B..............................................................   480,249   26,970,060
#   Konecranes Oyj..................................................................   430,648   16,664,786
    Lassila & Tikanoja Oyj..........................................................   204,617    4,112,071
#   Lehto Group Oyj.................................................................   129,587    1,541,926
    Metsa Board Oyj................................................................. 1,463,665   15,174,179
    Metso Oyj.......................................................................   757,257   27,735,696
    Nokian Renkaat Oyj..............................................................   811,148   35,178,342
    Olvi Oyj, Class A...............................................................    89,529    3,371,362
#   Oriola Oyj......................................................................     6,054       19,913
#   Oriola Oyj, Class B.............................................................   856,997    2,764,762
#   Orion Oyj, Class A..............................................................   123,563    4,296,182

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
FINLAND -- (Continued)
    Orion Oyj, Class B..............................................................   277,622 $  9,557,683
#   Outokumpu Oyj................................................................... 2,921,503   19,774,477
#*  Outotec Oyj..................................................................... 1,238,541   10,172,024
#   Pihlajalinna Oyj................................................................    77,064    1,015,245
    Ponsse Oyj......................................................................    69,106    2,495,534
#   Poyry Oyj.......................................................................   191,815    1,586,019
*   QT Group Oyj....................................................................    55,899      427,274
    Raisio Oyj, Class V.............................................................   719,325    3,026,424
    Ramirent Oyj....................................................................   529,368    5,301,934
    Rapala VMC Oyj..................................................................   109,543      470,082
    Raute Oyj, Class A..............................................................     2,644       93,675
    Revenio Group Oyj...............................................................   112,930    2,012,179
    Sanoma Oyj......................................................................   749,458    7,423,164
#   SRV Group Oyj...................................................................    66,041      208,841
*   Stockmann Oyj Abp (5462371).....................................................    49,045      240,438
#*  Stockmann Oyj Abp (5462393).....................................................   189,838      935,355
    Technopolis Oyj.................................................................   956,191    4,323,483
    Teleste Oyj.....................................................................    52,966      438,512
    Tieto Oyj.......................................................................   355,339   11,051,293
#   Tikkurila Oyj...................................................................   242,268    4,457,409
    Tokmanni Group Corp.............................................................   146,254    1,213,582
    Uponor Oyj......................................................................   343,265    5,219,665
    Vaisala Oyj, Class A............................................................   106,683    2,632,454
    Valmet Oyj......................................................................   865,528   17,981,554
    Viking Line Abp.................................................................    10,366      190,353
#   YIT Oyj......................................................................... 1,430,763    9,728,436
                                                                                               ------------
TOTAL FINLAND.......................................................................            407,157,493
                                                                                               ------------
FRANCE -- (11.0%)
    ABC arbitrage...................................................................   154,084    1,286,476
    Actia Group.....................................................................    51,304      474,192
*   Adocia..........................................................................     2,396       50,528
#*  Air France-KLM.................................................................. 1,087,234    9,922,536
    Akka Technologies...............................................................    51,478    3,792,172
    AKWEL...........................................................................    56,783    1,410,875
    Albioma SA......................................................................   157,219    3,493,094
    Altamir.........................................................................   136,094    2,637,738
    Alten SA........................................................................   142,403   14,132,458
    Altran Technologies SA.......................................................... 1,370,725   13,043,641
*   Amplitude Surgical SAS..........................................................    19,526       78,201
    Antalis International SAS.......................................................    95,085      161,374
    APRIL SA........................................................................    75,049    1,192,757
#*  Archos..........................................................................   194,634      193,605
    Assystem........................................................................    62,252    2,036,275
    Aubay...........................................................................    31,239    1,368,985
    Axway Software SA...............................................................    38,973      881,049
#   Bastide le Confort Medical......................................................    16,987      918,220
    Beneteau SA.....................................................................   216,231    3,542,905
#   Bigben Interactive..............................................................    74,415      941,761
    BioMerieux......................................................................    15,143    1,259,290
    Boiron SA.......................................................................    38,163    3,012,010
    Bonduelle SCA...................................................................    82,233    2,986,862
#*  Bourbon Corp....................................................................   141,557      722,198
    Burelle SA......................................................................       872    1,338,778
#   Casino Guichard Perrachon SA....................................................   254,831   10,346,690
    Catering International Services.................................................    14,124      267,521
*   Cegedim SA......................................................................    25,022      963,504
*   CGG SA.......................................................................... 1,714,988    4,678,272
#   Chargeurs SA....................................................................   110,476    3,195,243

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
FRANCE -- (Continued)
    Cie des Alpes...................................................................    52,760 $ 1,824,956
    Cie Plastic Omnium SA...........................................................   257,146  10,762,304
*   Coface SA.......................................................................   519,613   4,662,819
    Derichebourg SA.................................................................   584,687   3,533,068
    Devoteam SA.....................................................................    28,114   3,424,994
    Dom Security....................................................................     1,497     112,506
    Edenred......................................................................... 1,147,171  44,998,411
    Electricite de Strasbourg SA....................................................    21,353   2,821,726
    Elior Group SA..................................................................   578,748   9,449,328
    Elis SA.........................................................................   629,703  14,454,444
    Eramet..........................................................................    65,268   6,457,646
#*  Erytech Pharma SA...............................................................       681       7,804
*   Esso SA Francaise...............................................................    15,303     822,582
*   Etablissements Maurel et Prom...................................................   140,519   1,030,442
    Euronext NV.....................................................................   291,850  18,113,306
    Europcar Mobility Group.........................................................   451,417   4,527,266
    Eutelsat Communications SA......................................................   845,503  18,100,209
#   Exel Industries, Class A........................................................    10,330   1,280,425
    Faurecia SA.....................................................................    86,840   5,898,886
    Fleury Michon SA................................................................     6,124     359,426
*   Fnac Darty SA (V7VQL46).........................................................   119,523  10,844,715
    Gaumont SA......................................................................    11,662   1,957,041
    Gaztransport Et Technigaz SA....................................................   115,771   7,579,038
    GEA.............................................................................     2,433     276,098
    Getlink......................................................................... 1,262,810  16,669,093
    Gevelot SA......................................................................     3,466     806,031
    GL Events.......................................................................    50,402   1,435,434
    Groupe Crit.....................................................................    23,123   1,958,796
    Groupe Gorge....................................................................    22,858     400,328
    Groupe Open.....................................................................    28,806     970,391
#   Guerbet.........................................................................    32,440   2,258,419
    Haulotte Group SA...............................................................    74,466   1,117,589
    HERIGE SADCS....................................................................     4,147     170,244
#*  HiPay Group SA..................................................................    24,579     431,072
#*  ID Logistics Group..............................................................    10,637   1,751,134
    Imerys SA.......................................................................   131,323  10,185,683
    Ingenico Group SA...............................................................   308,923  25,587,744
    Interparfums SA.................................................................    31,455   1,387,492
    Ipsen SA........................................................................    47,538   7,898,176
    IPSOS...........................................................................   195,019   6,516,512
    Jacquet Metal Service SA........................................................    71,359   2,100,915
    Kaufman & Broad SA..............................................................   102,413   5,234,499
#   Korian SA.......................................................................   291,987  10,226,916
    Lagardere SCA...................................................................   768,346  22,420,070
    Lanson-BCC......................................................................     8,795     332,903
    Laurent-Perrier.................................................................    12,988   1,623,935
#   Le Belier.......................................................................    10,566     632,073
    Lectra..........................................................................   133,460   3,471,891
    Linedata Services...............................................................    14,157     584,152
#   LISI............................................................................    99,064   3,434,131
#   LNA Sante SA....................................................................    29,442   1,879,289
    Maisons du Monde SA.............................................................   136,424   4,170,499
#   Maisons France Confort SA.......................................................    15,908     784,768
    Manitou BF SA...................................................................    51,719   1,965,797
    Manutan International...........................................................    14,949   1,398,716
    Mersen SA.......................................................................   117,956   4,864,545
#*  METabolic EXplorer SA...........................................................   151,621     361,454
    Metropole Television SA.........................................................   290,250   6,245,373
    Mr Bricolage....................................................................    30,731     472,933

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
FRANCE -- (Continued)
*   Naturex.........................................................................    35,471 $ 5,612,713
#   Neopost SA......................................................................   196,501   5,079,002
#   Nexans SA.......................................................................   185,479   6,203,806
    Nexity SA.......................................................................   241,351  14,850,868
#*  Nicox...........................................................................   136,752   1,273,736
#   NRJ Group.......................................................................    79,571     815,348
#   Oeneo SA........................................................................   157,938   1,901,393
*   OL Groupe SA....................................................................     9,132      32,009
#*  Onxeo SA........................................................................   246,319     355,677
#*  Onxeo SA........................................................................    48,958      69,314
    Orpea...........................................................................   164,634  22,608,615
#*  Parrot SA.......................................................................   112,753     550,662
#*  Pierre & Vacances SA............................................................    29,600     934,302
#   Plastivaloire...................................................................    45,387     797,963
    PSB Industries SA...............................................................     8,805     513,916
#   Rallye SA.......................................................................   139,003   1,634,940
#*  Recylex SA......................................................................   102,008   1,008,275
#   Rexel SA........................................................................ 1,773,993  27,744,990
    Robertet SA.....................................................................     4,128   2,416,518
    Rothschild & Co.................................................................    53,783   1,956,266
#   Rubis SCA.......................................................................   596,141  35,159,281
    Samse SA........................................................................     8,068   1,490,419
    Sartorius Stedim Biotech........................................................   101,854  12,123,021
    Savencia SA.....................................................................    33,010   2,900,265
    SEB SA..........................................................................    12,329   2,341,846
    Seche Environnement SA..........................................................    13,339     440,935
#*  Sequana SA......................................................................   289,137     152,440
*   SES-imagotag SA.................................................................     1,082      37,158
    Societe BIC SA..................................................................   130,221  12,454,791
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco....................    60,258   3,761,891
    Societe Marseillaise du Tunnel Prado-Carenage SA................................     5,211     124,470
    Societe pour l'Informatique Industrielle........................................    39,961   1,167,393
*   SOITEC..........................................................................   115,317   9,853,823
#*  Solocal Group................................................................... 3,289,445   4,410,857
    Somfy SA........................................................................   104,615   9,347,803
    Sopra Steria Group..............................................................   101,694  17,987,750
    SPIE SA.........................................................................   453,235   8,582,500
#*  SRP Groupe SA...................................................................    19,776     149,644
*   Stallergenes Greer P.L.C........................................................    17,371     555,094
*   Ste Industrielle d'Aviation Latecoere SA........................................   362,344   1,710,817
    Stef SA.........................................................................    28,044   3,245,262
    Sword Group.....................................................................    35,526   1,452,280
    Synergie SA.....................................................................    69,728   3,253,419
    Tarkett SA......................................................................   121,413   3,256,152
#*  Technicolor SA.................................................................. 1,531,532   2,143,904
    Teleperformance.................................................................   144,931  26,541,455
    Television Francaise 1..........................................................   615,411   6,678,183
*   Tessi SA........................................................................     6,874   1,468,174
    TFF Group.......................................................................    20,720     946,390
#   Thermador Groupe................................................................    35,570   2,352,266
    Total Gabon.....................................................................     2,594     414,384
*   Touax SA........................................................................     9,530      95,290
    Trigano SA......................................................................    54,537   7,827,641
*   Ubisoft Entertainment SA........................................................   141,155  15,558,096
    Union Financiere de France BQE SA...............................................    16,855     544,338
#*  Vallourec SA.................................................................... 1,879,147  12,089,075
#*  Valneva SE......................................................................   322,635   1,563,760
    Vetoquinol SA...................................................................    19,343   1,243,741
    Vicat SA........................................................................    98,885   6,396,902

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE>>
                                                                                     ------- ------------
FRANCE -- (Continued)
    VIEL & Cie SA................................................................... 162,802 $    986,576
    Vilmorin & Cie SA...............................................................  29,068    1,991,033
#*  Virbac SA.......................................................................  22,491    3,204,176
    Vranken-Pommery Monopole SA.....................................................  18,262      519,003
*   Worldline SA....................................................................  40,546    2,411,427
    XPO Logistics Europe SADIR......................................................      33       11,593
                                                                                             ------------
TOTAL FRANCE........................................................................          742,684,678
                                                                                             ------------
GERMANY -- (14.6%)
    1&1 Drillisch AG................................................................  96,926    5,765,550
    7C Solarparken AG...............................................................   7,184       22,180
*   A.S. Creation Tapeten...........................................................   4,531       92,154
    Aareal Bank AG.................................................................. 433,429   19,918,545
    Adler Modemaerkte AG............................................................  47,849      223,146
*   ADLER Real Estate AG............................................................ 180,718    3,016,688
#   ADO Properties SA............................................................... 152,843    8,718,927
#*  ADVA Optical Networking SE...................................................... 324,107    2,726,568
#*  AIXTRON SE...................................................................... 549,541    7,906,773
    All for One Steeb AG............................................................   3,581      264,637
    Allgeier SE.....................................................................  38,327    1,516,145
    Amadeus Fire AG.................................................................  31,746    3,435,495
    Atoss Software AG...............................................................   1,138      118,283
    Aurubis AG...................................................................... 256,792   21,019,193
    Axel Springer SE................................................................ 117,230    8,759,632
    Basler AG.......................................................................   9,252    2,057,114
    Bauer AG........................................................................  70,305    1,559,170
    BayWa AG........................................................................  88,093    2,990,806
    BayWa AG........................................................................     124        4,404
    Bechtle AG...................................................................... 198,589   17,831,567
    Bertrandt AG....................................................................  33,616    3,401,635
#   bet-at-home.com AG..............................................................   7,939      549,404
    Bijou Brigitte AG...............................................................  22,217    1,040,772
    Bilfinger SE.................................................................... 230,912   11,889,881
    Borussia Dortmund GmbH & Co. KGaA............................................... 486,763    3,516,767
    CANCOM SE....................................................................... 219,796   11,898,489
    Carl Zeiss Meditec AG........................................................... 172,404   13,393,895
#   CECONOMY AG..................................................................... 935,953    7,688,293
    CENIT AG........................................................................  53,174    1,050,958
    CENTROTEC Sustainable AG........................................................  33,321      497,207
    Cewe Stiftung & Co. KGAA........................................................  37,502    3,434,044
    comdirect bank AG............................................................... 184,745    2,734,563
    CompuGroup Medical SE........................................................... 131,701    7,342,981
#   Corestate Capital Holding SA....................................................  11,729      637,177
    CropEnergies AG................................................................. 118,349      671,332
    CTS Eventim AG & Co. KGaA....................................................... 286,243   13,495,582
    Data Modul AG...................................................................  11,455      920,437
*   DEAG Deutsche Entertainment AG..................................................  44,855      201,454
    Delticom AG.....................................................................  28,981      296,745
    Deutsche Beteiligungs AG........................................................  86,088    3,750,284
#   Deutsche EuroShop AG............................................................ 355,267   12,525,766
    Deutsche Pfandbriefbank AG...................................................... 802,642   12,571,911
    Deutz AG........................................................................ 857,865    7,798,215
#*  Dialog Semiconductor P.L.C...................................................... 382,079    6,631,726
    DIC Asset AG.................................................................... 346,439    3,952,241
    Diebold Nixdorf AG..............................................................  25,647    1,743,042
    DMG Mori AG.....................................................................  15,692      833,429
    Dr Hoenle AG....................................................................  30,164    3,076,443
    Draegerwerk AG & Co. KGaA.......................................................  16,799    1,023,438
#   Duerr AG........................................................................ 287,838   12,636,462

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
GERMANY -- (Continued)
    Eckert & Ziegler AG.............................................................    17,413 $   843,430
    EDAG Engineering Group AG.......................................................    43,279     885,724
    Elmos Semiconductor AG..........................................................    76,464   2,060,656
#   ElringKlinger AG................................................................   204,148   2,591,078
    Energiekontor AG................................................................     1,324      22,684
*   Euromicron AG...................................................................    45,575     339,193
#   Ferratum Oyj....................................................................    64,645   1,341,087
    Fielmann AG.....................................................................   137,771   9,672,339
    First Sensor AG.................................................................    41,693   1,126,715
    Francotyp-Postalia Holding AG, Class A..........................................    55,619     241,126
    Freenet AG......................................................................   917,415  26,291,579
    FRIWO AG........................................................................       513      13,564
    Fuchs Petrolub SE...............................................................   111,724   5,882,428
    GEA Group AG....................................................................    37,906   1,481,544
    Gerresheimer AG.................................................................   202,263  17,221,670
#*  Gerry Weber International AG....................................................   132,096     893,215
    Gesco AG........................................................................    55,472   1,981,794
    GFT Technologies SE.............................................................   114,128   1,819,038
    Grammer AG......................................................................    80,206   5,589,901
    Grand City Properties SA........................................................   243,395   6,321,193
#   GRENKE AG.......................................................................    81,982   9,061,523
    H&R GmbH & Co. KGaA.............................................................    64,746     868,335
    Hamburger Hafen und Logistik AG.................................................   144,576   3,334,865
#*  Hapag-Lloyd AG..................................................................    41,885   1,700,734
    Hawesko Holding AG..............................................................        52       3,017
#*  Heidelberger Druckmaschinen AG.................................................. 1,895,912   5,444,331
    Hella GmbH & Co KGaA............................................................   153,947   9,069,268
    Highlight Communications AG.....................................................    98,406     612,235
*   HolidayCheck Group AG...........................................................   175,906     779,392
    Hornbach Baumarkt AG............................................................    27,119     803,932
    Hornbach Holding AG & Co. KGaA..................................................    14,905   1,037,241
    Hugo Boss AG....................................................................   349,836  31,545,247
    Indus Holding AG................................................................   131,189   8,233,618
    Isra Vision AG..................................................................   102,291   6,295,017
    IVU Traffic Technologies AG.....................................................    42,477     256,366
    Jenoptik AG.....................................................................   296,880  11,942,913
    K+S AG.......................................................................... 1,395,621  36,898,665
    Kloeckner & Co. SE..............................................................   558,224   6,149,120
    Koenig & Bauer AG...............................................................    90,426   7,029,302
    Krones AG.......................................................................    93,610  11,580,057
    KSB SE & Co. KGaA...............................................................     3,466   1,453,854
    KWS Saat SE.....................................................................    15,926   6,279,990
    Lanxess AG......................................................................   467,849  38,443,207
    LEG Immobilien AG...............................................................   355,290  39,961,559
    Leifheit AG.....................................................................    51,737   1,238,660
    Leoni AG........................................................................   217,226  11,081,057
*   LPKF Laser & Electronics AG.....................................................    73,571     635,878
#*  Manz AG.........................................................................    30,876   1,289,049
    MasterFlex SE...................................................................    20,259     212,006
    Mediclin AG.....................................................................    88,966     634,783
#*  Medigene AG.....................................................................   108,058   1,586,944
#   METRO AG........................................................................   159,657   1,971,648
    MLP SE..........................................................................   369,241   2,409,933
    Nemetschek SE...................................................................   139,851  19,433,719
    Nexus AG........................................................................    76,645   2,375,471
*   Nordex SE.......................................................................   309,455   3,475,554
    Norma Group SE..................................................................   219,545  13,920,015
#   OHB SE..........................................................................    34,003   1,183,070
    OSRAM Licht AG..................................................................   210,842   9,413,780

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES    VALUE>>
                                                                                     ------- -----------
GERMANY -- (Continued)
#   Paragon GmbH & Co. KGaA.........................................................  14,660 $   786,023
    Patrizia Immobilien AG.......................................................... 333,436   7,521,824
*   Petro Welt Technologies AG......................................................  12,774      88,096
    Pfeiffer Vacuum Technology AG...................................................  52,225   8,569,620
    PNE AG.......................................................................... 479,106   1,412,570
    Progress-Werk Oberkirch AG......................................................   8,558     369,338
    PSI Software AG.................................................................  42,038     857,703
#   Puma SE.........................................................................  11,101   5,571,981
*   PVA TePla AG....................................................................  31,882     686,389
*   QIAGEN NV....................................................................... 387,279  14,041,457
    QSC AG.......................................................................... 609,371   1,055,941
*   R Stahl AG......................................................................  14,952     471,492
#   Rational AG.....................................................................  14,701  10,068,995
    Rheinmetall AG.................................................................. 272,395  32,919,302
    RHOEN-KLINIKUM AG............................................................... 233,180   6,849,535
    RIB Software SE................................................................. 215,756   4,790,653
*   Rocket Internet SE.............................................................. 373,096  12,970,047
    S&T AG.......................................................................... 296,868   8,439,285
#   SAF-Holland SA.................................................................. 359,253   5,975,829
    Salzgitter AG................................................................... 269,278  13,317,328
#*  Schaltbau Holding AG............................................................  33,940   1,047,575
    Schloss Wachenheim AG...........................................................   7,479     169,224
    Scout24 AG......................................................................  78,536   4,086,071
    Secunet Security Networks AG....................................................   5,281     742,036
#*  Senvion SA......................................................................  19,310     179,104
*   SGL Carbon SE................................................................... 131,002   1,547,618
#*  Shop Apotheke Europe NV.........................................................   8,975     524,582
#   SHW AG..........................................................................  25,624     954,201
#   Siltronic AG.................................................................... 144,288  25,165,764
    Sixt Leasing SE.................................................................  58,354   1,164,321
    Sixt SE.........................................................................  81,811  10,595,773
    SMA Solar Technology AG.........................................................  85,104   3,596,328
*   SMT Scharf AG...................................................................  22,763     407,685
    Softing AG......................................................................  26,963     250,411
    Software AG..................................................................... 325,372  15,358,567
    Stabilus SA..................................................................... 140,064  11,922,640
    STRATEC Biomedical AG...........................................................  15,279   1,288,189
    Stroeer SE & Co. KGaA........................................................... 162,002   9,947,324
    Suedzucker AG................................................................... 477,081   6,961,782
#*  SUESS MicroTec SE............................................................... 136,244   2,293,366
    Surteco Group SE................................................................  45,548   1,329,924
    Syzygy AG.......................................................................   2,030      23,627
    TAG Immobilien AG............................................................... 934,395  21,122,099
    Takkt AG........................................................................ 188,254   3,549,024
    Technotrans SE..................................................................  37,276   1,762,506
*   Tele Columbus AG................................................................ 225,894   1,398,094
    TLG Immobilien AG............................................................... 514,073  13,437,920
*   Tom Tailor Holding SE........................................................... 214,000   1,597,954
    Traffic Systems SE..............................................................  35,075     750,510
    Uniper SE....................................................................... 312,671   9,762,808
#   VERBIO Vereinigte BioEnergie AG................................................. 127,536     923,384
    Vossloh AG......................................................................  68,437   3,543,681
    VTG AG..........................................................................  90,523   5,897,065
    Wacker Chemie AG................................................................  47,794   6,949,124
    Wacker Neuson SE................................................................ 198,618   5,129,588
    Washtec AG......................................................................  63,112   5,511,163
    Wuestenrot & Wuerttembergische AG............................................... 106,695   2,328,376
    XING SE.........................................................................  18,138   5,906,745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
GERMANY -- (Continued)
    Zeal Network SE.................................................................    46,356 $  1,312,272
                                                                                               ------------
TOTAL GERMANY.......................................................................            982,618,696
                                                                                               ------------
IRELAND -- (1.1%)
    C&C Group P.L.C................................................................. 1,085,694    4,362,928
    C&C Group P.L.C.................................................................   399,607    1,615,395
*   Datalex P.L.C...................................................................    91,110      269,115
    FBD Holdings P.L.C..............................................................   125,459    1,522,217
    Glanbia P.L.C...................................................................   214,971    3,536,394
    Glanbia P.L.C...................................................................   700,613   11,519,355
    IFG Group P.L.C.................................................................   302,015      557,357
*   Independent News & Media P.L.C.................................................. 1,939,277      210,428
    Irish Continental Group P.L.C...................................................   485,129    2,976,729
    Irish Continental Group P.L.C...................................................   234,200    1,425,958
    Kingspan Group P.L.C............................................................   634,526   29,466,287
*   Permanent TSB Group Holdings P.L.C..............................................    92,947      227,636
    Smurfit Kappa Group P.L.C.......................................................   448,337   18,422,276
                                                                                               ------------
TOTAL IRELAND.......................................................................             76,112,075
                                                                                               ------------
ISRAEL -- (2.3%)
    Adgar Investment and Development, Ltd...........................................     6,982       11,222
*   ADO Group, Ltd..................................................................    88,940    1,822,744
    Afcon Holdings, Ltd.............................................................       764       29,554
*   Africa Israel Properties, Ltd...................................................    87,475    1,936,557
    Africa Israel Residences, Ltd...................................................     2,237       37,626
*   Airport City, Ltd...............................................................   421,822    4,793,343
    Albaad Massuot Yitzhak, Ltd.....................................................     2,660       31,000
*   Allot Communications, Ltd.......................................................   166,831      843,701
    Alony Hetz Properties & Investments, Ltd........................................   399,681    3,928,147
    Alrov Properties and Lodgings, Ltd..............................................    48,457    1,495,465
    Amot Investments, Ltd...........................................................   661,733    3,337,684
    Arad, Ltd.......................................................................    13,883      132,784
*   Arko Holdings, Ltd.............................................................. 1,414,663      713,225
    Ashtrom Group, Ltd..............................................................    51,269      189,977
#   Ashtrom Properties, Ltd.........................................................   190,899      780,941
*   AudioCodes, Ltd.................................................................   165,181    1,584,046
    Avgol Industries 1953, Ltd......................................................   468,925      476,492
*   Azorim-Investment Development & Construction Co., Ltd...........................   434,861      390,883
    Bayside Land Corp...............................................................     4,747    2,090,049
    Bet Shemesh Engines Holdings 1997, Ltd..........................................     2,072       46,827
    Big Shopping Centers, Ltd.......................................................    27,978    1,806,426
#*  BioLine RX, Ltd.................................................................    96,617       85,272
    Blue Square Real Estate, Ltd....................................................    34,455    1,201,416
*   Bonus Biogroup, Ltd.............................................................   682,771      107,690
#*  Brack Capital Properties NV.....................................................    16,139    1,798,535
*   Brainsway, Ltd..................................................................     2,326       11,520
    Camtek, Ltd.....................................................................    48,660      393,193
#   Carasso Motors, Ltd.............................................................   104,212      563,660
    Castro Model, Ltd...............................................................       145        3,959
#*  Cellcom Israel, Ltd.............................................................   310,154    1,772,985
#   Ceragon Networks, Ltd...........................................................   266,244    1,067,638
*   Clal Biotechnology Industries, Ltd..............................................   328,984      294,866
*   Clal Insurance Enterprises Holdings, Ltd........................................   123,888    2,025,720
    Cohen Development & Industrial Buildings, Ltd...................................     3,184       60,236
#*  Compugen, Ltd...................................................................   188,351      599,216
    Danel Adir Yeoshua, Ltd.........................................................    15,444      671,440
    Delek Automotive Systems, Ltd...................................................   204,232    1,079,562
#   Delek Group, Ltd................................................................    10,965    1,560,905

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
ISRAEL -- (Continued)
    Delta-Galil Industries, Ltd.....................................................    72,570 $2,097,442
    Dexia Israel Bank, Ltd..........................................................       799    127,163
    Direct Insurance Financial Investments, Ltd.....................................   111,017  1,247,976
    Dor Alon Energy in Israel 1988, Ltd.............................................     9,069    109,008
#*  El Al Israel Airlines........................................................... 1,852,806    460,991
    Electra Consumer Products 1970, Ltd.............................................    51,141    508,426
    Electra, Ltd....................................................................    10,539  2,433,278
#*  Elron Electronic Industries, Ltd................................................    92,425    355,033
*   Energix-Renewable Energies, Ltd.................................................   721,686    752,200
#*  Enlight Renewable Energy, Ltd................................................... 2,163,770  1,068,385
*   Equital, Ltd....................................................................     2,248     52,656
*   Evogene, Ltd....................................................................    79,189    228,307
    First International Bank Of Israel, Ltd.........................................   233,290  5,019,409
    FMS Enterprises Migun, Ltd......................................................    18,743    518,266
#*  Foresight Autonomous Holdings, Ltd..............................................   172,589    101,103
    Formula Systems 1985, Ltd.......................................................    55,841  1,979,376
    Fox Wizel, Ltd..................................................................    47,419    981,721
#*  Gilat Satellite Networks, Ltd...................................................   206,464  1,749,384
    Hadera Paper, Ltd...............................................................    17,612  1,259,082
    Hamlet Israel-Canada, Ltd.......................................................    30,413    737,079
    Harel Insurance Investments & Financial Services, Ltd...........................   664,618  5,108,999
    Hilan, Ltd......................................................................    70,607  1,580,147
    IDI Insurance Co., Ltd..........................................................    35,576  2,156,867
#*  Industrial Buildings Corp., Ltd.................................................   674,414    854,446
#   Inrom Construction Industries, Ltd..............................................   298,882  1,090,598
*   Intec Pharma, Ltd...............................................................    24,773    105,026
    Israel Discount Bank, Ltd., Class A............................................. 2,392,516  7,563,427
*   Israel Land Development Co., Ltd. (The).........................................    29,765    251,397
    Isras Investment Co., Ltd.......................................................     4,476    497,797
    Issta Lines, Ltd................................................................    11,573    193,974
*   Jerusalem Oil Exploration.......................................................    52,362  2,641,511
*   Kamada, Ltd.....................................................................   177,993  1,001,952
    Kenon Holdings, Ltd.............................................................    69,223  1,103,139
    Kerur Holdings, Ltd.............................................................    28,592    749,380
    Klil Industries, Ltd............................................................     5,219    448,394
    Maabarot Products, Ltd..........................................................    22,937    237,763
    Magic Software Enterprises, Ltd.................................................   112,480    944,752
    Matrix IT, Ltd..................................................................   217,883  2,289,128
    Maytronics, Ltd.................................................................   204,288  1,049,130
*   Mazor Robotics, Ltd.............................................................   230,878  7,189,091
#   Mediterranean Towers, Ltd.......................................................   291,699    496,114
    Mega Or Holdings, Ltd...........................................................    66,008    721,379
    Meitav Dash Investments, Ltd....................................................    99,974    299,920
#   Melisron, Ltd...................................................................    77,925  3,062,668
    Menora Mivtachim Holdings, Ltd..................................................   153,843  1,659,996
#*  Migdal Insurance & Financial Holding, Ltd....................................... 2,192,100  2,149,503
    Minrav Holdings, Ltd............................................................       263     28,718
#   Mivtach Shamir Holdings, Ltd....................................................    23,078    418,351
#   Naphtha Israel Petroleum Corp., Ltd.............................................   205,306  1,180,281
#   Nawi Brothers, Ltd..............................................................    92,053    473,620
    Neto ME Holdings, Ltd...........................................................     8,982    714,492
*   Nova Measuring Instruments, Ltd.................................................   154,998  4,354,800
*   NR Spuntech Industries, Ltd.....................................................    68,004    214,835
    Oil Refineries, Ltd............................................................. 8,133,201  3,746,264
    One Software Technologies, Ltd..................................................       552     20,897
*   Partner Communications Co., Ltd.................................................   672,023  2,586,584
#   Paz Oil Co., Ltd................................................................    38,044  5,430,159
*   Perion Network, Ltd.............................................................    16,455     16,773
    Phoenix Holdings, Ltd. (The)....................................................   424,366  2,270,336

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ----------- ------------
ISRAEL -- (Continued)
    Plasson Industries, Ltd.........................................................      20,285 $    859,492
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.............................      41,166    1,949,271
*   Redhill Biopharma, Ltd..........................................................     316,623      242,191
    Scope Metals Group, Ltd.........................................................      37,589      952,821
#   Shapir Engineering and Industry, Ltd............................................     428,921    1,243,530
#   Shikun & Binui, Ltd.............................................................   1,180,819    2,189,663
    Shufersal, Ltd..................................................................     570,051    3,443,679
*   SodaStream International, Ltd...................................................      10,211      879,896
*   Space Communication, Ltd........................................................      16,115       50,227
    Strauss Group, Ltd..............................................................     140,479    2,877,935
    Summit Real Estate Holdings, Ltd................................................     170,795    1,456,928
#*  Suny Cellular Communication, Ltd................................................     473,129      228,745
#   Tadiran Holdings, Ltd...........................................................      14,981      364,494
*   Tower Semiconductor, Ltd........................................................     315,502    6,453,370
*   Union Bank of Israel............................................................     199,952      823,693
    YH Dimri Construction & Development, Ltd........................................         791       12,189
                                                                                                 ------------
TOTAL ISRAEL........................................................................              152,493,523
                                                                                                 ------------
ITALY -- (10.3%)
#*  A.S. Roma SpA...................................................................     663,867      406,567
    A2A SpA.........................................................................  10,770,004   19,756,598
    ACEA SpA........................................................................     351,411    5,554,204
#*  Aeffe SpA.......................................................................     227,820      766,818
    Aeroporto Guglielmo Marconi Di Bologna SpA......................................      18,072      322,284
    Amplifon SpA....................................................................     591,500   13,191,790
    Anima Holding SpA...............................................................   1,449,962    7,772,020
*   Ansaldo STS SpA.................................................................     480,954    7,087,305
    Aquafil SpA.....................................................................       6,073       91,979
*   Arnoldo Mondadori Editore SpA...................................................     883,435    1,502,667
    Ascopiave SpA...................................................................     476,568    1,770,975
#*  Astaldi SpA.....................................................................     376,038      845,441
    Autogrill SpA...................................................................     738,453    8,061,012
    Autostrade Meridionali SpA......................................................       3,917      131,742
    Avio SpA........................................................................      37,294      617,626
#   Azimut Holding SpA..............................................................     728,393   12,205,946
#   B&C Speakers SpA................................................................      18,289      267,277
#*  Banca Carige SpA................................................................ 148,414,098    1,545,445
    Banca Farmafactoring SpA........................................................     141,088      880,272
    Banca Finnat Euramerica SpA.....................................................     616,149      269,888
    Banca Generali SpA..............................................................     339,615    9,141,763
    Banca IFIS SpA..................................................................     143,766    4,496,496
#   Banca Mediolanum SpA............................................................   1,481,287   10,621,218
#*  Banca Monte dei Paschi di Siena SpA.............................................     190,753      592,107
    Banca Popolare di Sondrio SCPA..................................................   3,098,267   13,398,972
#   Banca Profilo SpA...............................................................   1,814,636      455,429
#   Banca Sistema SpA...............................................................     331,868      813,309
#*  Banco BPM SpA...................................................................   9,509,050   30,137,863
#   Banco di Desio e della Brianza SpA..............................................     238,796      611,644
    BasicNet SpA....................................................................     193,377      924,437
#   BE..............................................................................     564,587      604,574
    Biesse SpA......................................................................      88,272    3,632,477
#   BPER Banca......................................................................   3,576,937   19,913,173
#   Brembo SpA......................................................................     958,192   13,115,042
    Brunello Cucinelli SpA..........................................................     197,949    8,217,778
#   Buzzi Unicem SpA................................................................     534,924   11,765,493
    Cairo Communication SpA.........................................................     483,826    1,832,401
*   Caltagirone Editore SpA.........................................................       6,277        9,261
#   Carraro SpA.....................................................................     162,374      556,354
    Cembre SpA......................................................................      34,939    1,022,307

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
ITALY -- (Continued)
    Cementir Holding SpA............................................................    334,012 $ 2,705,779
    Cerved Group SpA................................................................  1,212,485  13,929,483
    CIR-Compagnie Industriali Riunite SpA...........................................  2,396,379   2,905,618
    Credito Emiliano SpA............................................................    539,951   3,998,211
*   Credito Valtellinese SpA........................................................ 45,885,728   5,679,645
#*  d'Amico International Shipping SA...............................................  1,350,290     272,890
    Danieli & C Officine Meccaniche SpA.............................................     88,590   2,174,205
    Datalogic SpA...................................................................    118,736   4,004,080
    De' Longhi SpA..................................................................    307,259   9,027,371
    DeA Capital SpA.................................................................    727,037   1,095,457
    DiaSorin SpA....................................................................    147,449  15,818,580
    Digital Bros SpA................................................................     27,500     307,318
    Ei Towers SpA...................................................................    110,814   7,378,738
    El.En. SpA......................................................................     12,022     396,639
#*  Elica SpA.......................................................................     76,131     191,917
    Emak SpA........................................................................    325,346     458,660
    Enav SpA........................................................................  1,463,895   7,539,884
#*  ePrice SpA......................................................................     99,656     171,058
    ERG SpA.........................................................................    413,405   9,291,615
#   Esprinet SpA....................................................................    208,274     940,872
#*  Eurotech SpA....................................................................    208,524     608,648
#*  Exprivia SpA....................................................................    109,673     155,390
    Falck Renewables SpA............................................................    890,272   2,347,370
*   Fiera Milano SpA................................................................     87,551     479,910
#   Fila SpA........................................................................    111,342   2,427,994
*   Fincantieri SpA.................................................................  3,681,190   5,539,886
    FinecoBank Banca Fineco SpA.....................................................  2,244,655  26,321,762
    FNM SpA.........................................................................  1,049,730     735,514
#*  GEDI Gruppo Editoriale SpA......................................................    927,122     366,655
#   Gefran SpA......................................................................     37,987     326,306
#   Geox SpA........................................................................    604,392   1,605,432
#   Gruppo MutuiOnline SpA..........................................................    132,302   2,123,651
    Hera SpA........................................................................  5,298,805  17,573,720
#*  IMMSI SpA.......................................................................  1,274,433     797,524
    Industria Macchine Automatiche SpA..............................................     99,474   8,353,049
    Infrastrutture Wireless Italiane SpA............................................    817,814   6,688,626
#*  Intek Group SpA.................................................................  1,988,417     837,460
    Interpump Group SpA.............................................................    423,082  13,299,555
    Iren SpA........................................................................  4,067,812  11,501,129
    Italgas SpA.....................................................................  3,243,188  18,654,573
    Italmobiliare SpA...............................................................     44,674   1,068,005
    IVS Group SA....................................................................     56,191     778,091
#*  Juventus Football Club SpA......................................................  2,763,968   2,815,041
    La Doria SpA....................................................................     68,280     836,899
#   Leonardo SpA....................................................................    960,726  11,477,853
    Maire Tecnimont SpA.............................................................    848,364   4,390,210
    MARR SpA........................................................................    209,901   5,657,204
    Massimo Zanetti Beverage Group SpA..............................................     65,668     538,063
#*  Mediaset SpA....................................................................  4,201,139  14,223,686
    Moncler SpA.....................................................................    473,723  20,878,681
#*  Mondo TV SpA....................................................................     89,356     460,274
#   Nice SpA........................................................................    161,881     622,052
*   Openjobmetis SpA agenzia per il lavoro..........................................     61,558     712,719
    OVS SpA.........................................................................    977,759   3,196,374
#   Panariagroup Industrie Ceramiche SpA............................................     73,107     248,050
    Parmalat SpA....................................................................    697,227   2,410,184
    Piaggio & C SpA.................................................................  1,124,262   2,963,393
#   Prima Industrie SpA.............................................................     32,468   1,378,545
    Prysmian SpA....................................................................  1,449,903  37,037,070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
ITALY -- (Continued)
    RAI Way SpA.....................................................................   437,839 $  2,486,677
    Reno de Medici SpA.............................................................. 1,246,787    1,513,044
    Reply SpA.......................................................................   115,704    7,815,207
    Retelit SpA.....................................................................   812,002    1,526,511
#*  Rizzoli Corriere Della Sera Mediagroup SpA......................................   747,835      935,372
    Sabaf SpA.......................................................................    46,764      885,312
    SAES Getters SpA................................................................    44,991    1,122,106
#*  Safilo Group SpA................................................................   228,756    1,176,576
#*  Saipem SpA...................................................................... 4,027,191   21,034,790
#   Salini Impregilo SpA............................................................ 1,282,257    3,380,821
#   Salvatore Ferragamo SpA.........................................................   288,245    6,655,173
    Saras SpA....................................................................... 3,522,294    8,433,149
    Servizi Italia SpA..............................................................    62,874      340,179
    Sesa SpA........................................................................    43,956    1,548,843
    Societa Cattolica di Assicurazioni SC........................................... 1,153,283   10,580,913
    Societa Iniziative Autostradali e Servizi SpA...................................   505,756    8,958,264
*   Sogefi SpA......................................................................   323,297      803,612
#   SOL SpA.........................................................................   169,140    2,144,474
#   Tamburi Investment Partners SpA.................................................   626,220    4,607,176
    Technogym SpA...................................................................   649,966    7,076,422
    Tecnoinvestimenti SpA...........................................................    63,963      422,686
#*  Tiscali SpA..................................................................... 9,160,788      256,181
#   Tod's SpA.......................................................................    73,658    4,689,126
#*  TREVI - Finanziaria Industriale SpA.............................................   509,518      205,298
    TXT e-solutions SpA.............................................................     8,542       97,583
    Unieuro SpA.....................................................................    27,235      363,692
#   Unione di Banche Italiane SpA................................................... 7,603,883   31,374,304
#   Unipol Gruppo SpA............................................................... 2,932,632   12,181,659
#   UnipolSai Assicurazioni SpA..................................................... 4,812,724   10,938,697
    Vittoria Assicurazioni SpA......................................................   147,138    2,399,340
    Zignago Vetro SpA...............................................................   163,712    1,560,281
                                                                                               ------------
TOTAL ITALY.........................................................................            693,147,990
                                                                                               ------------
NETHERLANDS -- (6.0%)
    Aalberts Industries NV..........................................................   694,740   31,481,335
#   Accell Group....................................................................   154,132    3,208,676
#   AFC Ajax NV.....................................................................    17,020      232,777
*   Altice Europe NV, Class A....................................................... 1,230,119    4,099,180
*   Altice Europe NV, Class B.......................................................    49,929      165,949
#   AMG Advanced Metallurgical Group NV.............................................   179,772   10,613,888
#   Amsterdam Commodities NV........................................................   108,352    2,535,582
    APERAM SA.......................................................................   390,560   18,407,058
#   Arcadis NV......................................................................   500,739    9,143,133
#   ASM International NV............................................................   346,018   19,919,723
    ASR Nederland NV................................................................   313,353   14,018,310
*   Basic-Fit NV....................................................................    87,547    2,852,801
    BE Semiconductor Industries NV..................................................   538,009   11,631,554
#   Beter Bed Holding NV............................................................   131,483      918,984
#   BinckBank NV....................................................................   440,223    2,665,239
#   Boskalis Westminster............................................................   654,419   20,065,445
    Brunel International NV.........................................................   150,988    2,468,628
#   Corbion NV......................................................................   398,317   13,637,893
    Flow Traders....................................................................   187,432    5,568,613
    ForFarmers NV...................................................................   167,676    1,905,121
#*  Fugro NV........................................................................   597,586    8,597,861
*   Gemalto NV......................................................................   306,999   17,908,676
*   Gemalto NV......................................................................   231,595   13,508,282
    GrandVision NV..................................................................   267,323    6,136,824
*   Heijmans NV.....................................................................   161,687    2,062,305

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
NETHERLANDS -- (Continued)
    Hunter Douglas NV...............................................................    23,741 $  1,824,950
    IMCD NV.........................................................................   260,716   18,941,933
    Intertrust NV...................................................................   374,466    6,517,895
    KAS Bank NV.....................................................................    98,504    1,123,130
    Kendrion NV.....................................................................   103,449    4,482,873
    Koninklijke BAM Groep NV........................................................ 2,091,579    8,568,859
    Koninklijke Vopak NV............................................................   453,570   21,334,264
*   Lucas Bols NV...................................................................    20,321      401,264
    Nederland Apparatenfabriek......................................................    33,455    1,804,943
#*  OCI NV..........................................................................   521,247   15,758,597
    Ordina NV.......................................................................   859,201    1,990,762
    PostNL NV....................................................................... 3,035,348   11,981,840
    SBM Offshore NV................................................................. 1,265,052   19,601,525
#   SIF Holding NV..................................................................    24,515      508,586
    Signify NV......................................................................   673,333   18,644,829
    Sligro Food Group NV............................................................   164,297    6,801,344
*   Takeaway.com NV.................................................................    66,456    4,435,924
    TKH Group NV....................................................................   258,617   16,163,747
*   TomTom NV.......................................................................   971,261    9,919,160
    Van Lanschot Kempen NV..........................................................    70,374    1,939,586
    Wessanen........................................................................   484,021    7,207,357
                                                                                               ------------
TOTAL NETHERLANDS...................................................................            403,707,205
                                                                                               ------------
NORWAY -- (2.3%)
    ABG Sundal Collier Holding ASA.................................................. 2,139,353    1,519,886
    AF Gruppen ASA..................................................................    38,016      589,556
#*  Akastor ASA..................................................................... 1,070,994    2,218,371
*   Aker Solutions ASA..............................................................   906,658    6,201,061
    American Shipping Co. ASA.......................................................   266,740      938,669
*   Archer, Ltd.....................................................................   605,831      679,410
    Arendals Fossekompani A.S.......................................................        90       40,810
    Atea ASA........................................................................   422,568    6,039,975
    Austevoll Seafood ASA...........................................................   452,355    6,588,349
#*  Avance Gas Holding, Ltd.........................................................   358,569    1,021,195
#*  Axactor AB......................................................................   701,216    1,982,446
#   B2Holding ASA...................................................................   348,506      746,873
    Bakkafrost P/F..................................................................   100,122    6,152,294
    Bonheur ASA.....................................................................   140,320    2,007,043
    Borregaard ASA..................................................................   559,675    5,313,066
#*  BW LPG, Ltd.....................................................................   507,174    2,297,858
#*  BW Offshore, Ltd................................................................   845,823    4,597,451
    Data Respons ASA................................................................    14,736       48,958
*   DNO ASA......................................................................... 3,940,467    8,346,623
*   DOF ASA.........................................................................   643,427      631,845
    Ekornes ASA.....................................................................   129,482    2,187,047
    Entra ASA.......................................................................    59,049      862,195
    Europris ASA....................................................................   563,741    1,466,681
*   FLEX LNG, Ltd...................................................................   436,958      657,374
#*  Fred Olsen Energy ASA...........................................................   188,192      167,892
#   Frontline, Ltd..................................................................   493,983    2,516,834
#*  Funcom NV.......................................................................   424,032      985,038
    Grieg Seafood ASA...............................................................   283,304    3,364,004
#   Hexagon Composites ASA..........................................................   501,121    1,671,750
    Hoegh LNG Holdings, Ltd.........................................................   277,724    1,642,999
    Itera ASA.......................................................................    10,713       12,736
*   Kongsberg Automotive ASA........................................................ 2,171,519    2,528,672
    Kongsberg Gruppen ASA...........................................................    46,352      941,343
*   Kvaerner ASA.................................................................... 1,605,790    2,886,971
#*  NEL ASA......................................................................... 4,637,270    1,837,472

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
NORWAY -- (Continued)
#*  Next Biometrics Group A.S.......................................................     24,877 $    107,221
#*  Nordic Nanovector ASA...........................................................    197,914    1,547,852
#*  Nordic Semiconductor ASA........................................................    703,953    4,243,375
    Norway Royal Salmon ASA.........................................................     74,885    1,901,341
#*  Norwegian Air Shuttle ASA.......................................................    163,645    4,793,249
#*  Norwegian Finans Holding ASA....................................................    147,851    1,806,004
    Norwegian Property ASA..........................................................    805,865    1,137,024
#   Ocean Yield ASA.................................................................    276,975    2,271,718
*   Odfjell Drilling, Ltd...........................................................    423,986    1,628,083
    Odfjell SE, Class A.............................................................    137,586      563,629
    Olav Thon Eiendomsselskap ASA...................................................     95,586    1,812,343
*   Otello Corp. ASA................................................................    596,226    1,418,938
*   Panoro Energy ASA...............................................................    209,252      427,176
#*  Petroleum Geo-Services ASA......................................................  1,859,599    9,063,133
#*  PhotoCure ASA...................................................................     96,828      425,931
#*  Prosafe SE......................................................................    227,634      521,909
#*  Protector Forsikring ASA........................................................    366,464    2,760,993
*   Q-Free ASA......................................................................    179,836      179,587
#*  REC Silicon ASA................................................................. 15,379,458    1,540,789
    Sbanken ASA.....................................................................    288,595    2,795,652
    Scatec Solar ASA................................................................    462,643    3,564,639
    Selvaag Bolig ASA...............................................................    256,708    1,398,037
*   Sevan Marine ASA................................................................    124,800      249,910
    Solon Eiendom ASA...............................................................     41,279      140,438
#*  Solstad Farstad ASA.............................................................    589,258      443,977
    SpareBank 1 SR-Bank ASA.........................................................     48,387      537,448
    Spectrum ASA....................................................................    120,124      857,609
    Stolt-Nielsen, Ltd..............................................................    155,051    2,655,732
    TGS NOPEC Geophysical Co. ASA...................................................     28,341    1,080,539
#*  Thin Film Electronics ASA.......................................................  1,235,650      301,962
    Tomra Systems ASA...............................................................    487,389   10,065,214
    Treasure ASA....................................................................    306,583      490,670
#   Veidekke ASA....................................................................    472,733    4,639,388
#*  Wallenius Wilhelmsen Logistics..................................................    101,766      497,789
    Wilh Wilhelmsen Holding ASA, Class A............................................     68,304    1,708,614
#   XXL ASA.........................................................................    462,058    2,834,120
                                                                                                ------------
TOTAL NORWAY........................................................................             154,102,780
                                                                                                ------------
PORTUGAL -- (1.1%)
    Altri SGPS SA...................................................................    595,094    6,080,030
*   Banco Comercial Portugues SA.................................................... 67,440,721   21,120,610
#   CTT-Correios de Portugal SA.....................................................    983,146    3,453,296
    EDP Renovaveis SA...............................................................     41,037      423,860
    Ibersol SGPS SA.................................................................     36,721      428,251
    Mota-Engil SGPS SA..............................................................    850,092    2,841,064
    Navigator Co. SA (The)..........................................................  1,987,068   11,332,662
    NOS SGPS SA.....................................................................  1,732,185   10,089,315
    Novabase SGPS SA................................................................     72,649      229,910
#   REN - Redes Energeticas Nacionais SGPS SA.......................................  2,738,422    8,018,499
    Semapa-Sociedade de Investimento e Gestao.......................................    169,566    3,978,844
    Sonae Capital SGPS SA...........................................................    789,547      827,357
    Sonae SGPS SA...................................................................  6,099,776    6,927,049
    Teixeira Duarte SA..............................................................    797,539      221,429
                                                                                                ------------
TOTAL PORTUGAL......................................................................              75,972,176
                                                                                                ------------
SPAIN -- (5.8%)
#   Acciona SA......................................................................    206,462   17,729,003
    Acerinox SA.....................................................................  1,262,541   18,248,479

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
SPAIN -- (Continued)
#*  Adveo Group International SA....................................................    104,096 $   232,097
    Alantra Partners SA.............................................................     46,213     783,113
    Almirall SA.....................................................................    472,247   6,757,695
#*  Amper SA........................................................................  6,227,113   2,299,451
    Applus Services SA..............................................................    862,128  12,482,188
#   Atresmedia Corp. de Medios de Comunicacion SA...................................    609,294   4,771,587
    Azkoyen SA......................................................................     67,253     668,831
*   Baron de Ley....................................................................     13,441   1,776,793
    Bolsas y Mercados Espanoles SHMSF SA............................................    467,849  15,052,956
    Cellnex Telecom SA..............................................................    900,001  23,916,909
    Cia de Distribucion Integral Logista Holdings SA................................    298,306   7,066,780
    CIE Automotive SA...............................................................    386,698  11,886,193
    Construcciones y Auxiliar de Ferrocarriles SA...................................    111,150   4,923,139
#*  Deoleo SA.......................................................................  2,088,552     392,220
#   Distribuidora Internacional de Alimentacion SA..................................  3,849,981   8,604,188
#*  Duro Felguera SA................................................................    489,623      18,136
#   Duro Felguera, SA............................................................... 15,831,143     592,389
    Ebro Foods SA...................................................................    485,858  10,515,556
*   eDreams ODIGEO SA...............................................................    405,710   1,831,960
    Elecnor SA......................................................................    200,108   2,876,847
    Enagas SA.......................................................................  1,198,599  33,508,734
    Ence Energia y Celulosa SA......................................................  1,118,132  10,547,003
    Ercros SA.......................................................................    815,730   4,657,030
    Euskaltel SA....................................................................    479,365   4,462,059
    Faes Farma SA...................................................................  1,846,280   8,056,819
    Fluidra SA......................................................................    305,244   4,287,225
#*  Fomento de Construcciones y Contratas SA........................................    280,110   3,640,512
#*  Global Dominion Access SA.......................................................    639,057   3,335,329
    Grupo Catalana Occidente SA.....................................................    241,445  10,308,926
#*  Grupo Empresarial San Jose SA...................................................    129,616     615,830
#*  Grupo Ezentis SA................................................................  1,354,101   1,066,402
    Iberpapel Gestion SA............................................................     45,010   1,965,438
*   Indra Sistemas SA...............................................................    864,616  10,489,731
    Inmobiliaria del Sur SA.........................................................      2,902      42,077
#   Laboratorios Farmaceuticos Rovi SA..............................................     70,000   1,329,802
*   Liberbank SA.................................................................... 10,782,570   6,337,018
    Mediaset Espana Comunicacion SA.................................................  1,104,946   8,692,859
    Melia Hotels International SA...................................................    750,422   9,868,427
    Miquel y Costas & Miquel SA.....................................................     90,253   3,345,932
#*  Natra SA........................................................................    232,919     224,595
    NH Hotel Group SA...............................................................  1,501,179  11,025,649
#   Obrascon Huarte Lain SA.........................................................    926,681   3,262,598
    Papeles y Cartones de Europa SA.................................................    320,535   6,254,442
    Parques Reunidos Servicios Centrales SAU........................................     41,654     633,676
#*  Pharma Mar SA...................................................................  1,078,930   1,955,457
    Prim SA.........................................................................     39,523     606,025
#*  Promotora de Informaciones SA, Class A..........................................  1,879,166   3,998,124
    Prosegur Cia de Seguridad SA....................................................  1,713,380  11,397,969
#*  Quabit Inmobiliaria SA..........................................................    817,168   1,679,650
*   Realia Business SA..............................................................  1,376,419   1,716,083
    Renta 4 Banco SA................................................................        442       3,918
#   Sacyr S.A.......................................................................  2,898,931   9,235,977
    Sacyr SA........................................................................     60,393     192,795
#*  Solaria Energia y Medio Ambiente SA.............................................    340,345   2,022,720
    Talgo SA........................................................................    527,275   2,823,781
#   Tecnicas Reunidas SA............................................................    226,367   7,642,015
*   Telepizza Group SA..............................................................    113,394     722,386
#*  Tubacex SA......................................................................    801,831   2,952,233
#*  Tubos Reunidos SA...............................................................    785,848     426,623

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
SPAIN -- (Continued)
    Vidrala SA......................................................................    99,784 $  9,556,201
    Viscofan SA.....................................................................   280,524   19,349,400
*   Vocento SA......................................................................   352,577      562,932
    Zardoya Otis SA................................................................. 1,080,214   10,323,913
                                                                                               ------------
TOTAL SPAIN.........................................................................            388,552,825
                                                                                               ------------
SWEDEN -- (7.0%)
    AAK AB..........................................................................   676,241   10,970,353
*   AcadeMedia AB...................................................................   164,308      960,989
    Acando AB.......................................................................   901,661    3,328,472
    AddLife AB......................................................................    69,109    1,652,524
    AddNode Group AB................................................................    48,591      568,587
    AddTech AB, Class B.............................................................   311,507    7,052,558
    AF AB, Class B..................................................................   509,546   12,683,113
    Ahlsell AB......................................................................   640,681    3,755,038
#   Alimak Group AB.................................................................   226,196    3,758,241
#*  Anoto Group AB..................................................................   313,692      128,485
*   Arise AB........................................................................    36,861       71,942
    Arjo AB, Class B................................................................   261,828      887,653
    Atrium Ljungberg AB, Class B....................................................   162,304    2,817,675
    Attendo AB......................................................................   414,611    3,750,350
#   Avanza Bank Holding AB..........................................................   133,985    6,170,966
*   BE Group AB.....................................................................    27,710      161,243
    Beijer Alma AB..................................................................   262,484    3,714,448
*   Beijer Electronics Group AB.....................................................    80,992      364,132
    Beijer Ref AB...................................................................   246,015    5,380,262
    Bergman & Beving AB.............................................................   179,473    1,921,212
#   Besqab AB.......................................................................    21,962      272,074
    Betsson AB......................................................................   710,050    6,337,879
    Bilia AB, Class A...............................................................   628,332    5,366,145
#   BillerudKorsnas AB..............................................................   313,383    3,733,619
    BioGaia AB, Class B.............................................................   103,739    5,090,342
#*  BioInvent International AB......................................................    97,634       24,965
    Biotage AB......................................................................   268,279    3,373,946
    Bjorn Borg AB...................................................................    99,769      260,060
    Bonava AB.......................................................................    12,198      160,030
    Bonava AB, Class B..............................................................   414,459    5,427,644
    Bravida Holding AB..............................................................   383,312    3,055,015
    Bufab AB........................................................................   200,674    2,549,768
#   Bulten AB.......................................................................   113,966    1,364,851
    Bure Equity AB..................................................................   361,889    4,279,066
#   Byggmax Group AB................................................................   372,728    1,775,684
    Capio AB........................................................................   445,773    2,657,863
#   Catena AB.......................................................................   116,406    2,492,860
#   Cavotec SA......................................................................    66,402      188,709
#   Clas Ohlson AB, Class B.........................................................   213,059    1,872,624
    Cloetta AB, Class B............................................................. 1,509,438    4,797,788
#*  CLX Communications AB...........................................................    40,200      480,426
#*  Collector AB....................................................................   121,241    1,000,007
    Com Hem Holding AB..............................................................   807,301   14,423,686
    Concentric AB...................................................................   370,121    6,392,354
*   Concordia Maritime AB, Class B..................................................    78,249       95,502
    Coor Service Management Holding AB..............................................   211,889    1,759,716
    Corem Property Group AB.........................................................   163,626      201,508
*   D Carnegie & Co. AB.............................................................    44,697      834,543
#   Dedicare AB, Class B............................................................    20,550      134,754
    Dios Fastigheter AB.............................................................   771,784    4,924,992
    Dometic Group AB................................................................   295,429    2,866,170
#*  Doro AB.........................................................................   155,569      768,556

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
SWEDEN -- (Continued)
#   Duni AB.........................................................................   215,861 $ 2,775,883
    Dustin Group AB.................................................................   280,742   2,892,594
    Eastnine AB.....................................................................   109,780   1,215,492
#   Elanders AB, Class B............................................................    53,806     485,404
#*  Eltel AB........................................................................   192,132     518,562
#*  Enea AB.........................................................................    83,607     861,823
#   eWork Group AB..................................................................    30,337     331,141
    Fabege AB....................................................................... 1,071,931  15,182,095
#   Fagerhult AB....................................................................   207,289   1,955,498
    Fenix Outdoor International AG..................................................    15,982   1,830,796
#*  Fingerprint Cards AB, Class B...................................................   634,700     571,547
#   Getinge AB, Class B.............................................................   311,704   3,351,000
    Granges AB......................................................................   536,918   6,721,362
#   Gunnebo AB......................................................................   212,245     662,296
    Haldex AB.......................................................................   222,717   2,356,665
    Heba Fastighets AB, Class B.....................................................    49,167     634,664
    Hemfosa Fastigheter AB..........................................................   946,342  12,996,882
#   HIQ International AB............................................................   254,760   1,553,984
#   HMS Networks AB.................................................................    67,824   1,044,247
#   Hoist Finance AB................................................................   335,790   2,612,739
    Holmen AB, Class B..............................................................   364,329   8,109,698
    Indutrade AB....................................................................   415,393  10,917,288
    Inwido AB.......................................................................   344,615   2,544,301
#   ITAB Shop Concept AB, Class B...................................................   121,363     424,893
    JM AB...........................................................................   381,548   7,025,369
    KappAhl AB......................................................................   458,925   1,983,761
#   Karo Pharma AB..................................................................   882,998   3,606,503
    Kindred Group P.L.C............................................................. 1,063,909  13,730,006
    Klovern AB, Class B............................................................. 3,710,995   4,885,669
    KNOW IT AB......................................................................   135,788   2,681,774
    Kungsleden AB................................................................... 1,116,586   9,006,080
    Lagercrantz Group AB, Class B...................................................   360,259   3,771,793
    Lifco AB, Class B...............................................................    53,458   2,395,983
    Lindab International AB.........................................................   517,119   3,522,703
    Loomis AB, Class B..............................................................   356,277  11,180,127
#*  Medivir AB, Class B.............................................................   169,635     733,697
#   Mekonomen AB....................................................................   150,926   2,702,034
    Modern Times Group MTG AB, Class B..............................................   245,537   9,017,349
*   Momentum Group AB, Class B......................................................   177,211   2,367,605
    MQ Holding AB...................................................................   212,980     366,838
#   Mycronic AB.....................................................................   464,036   4,728,394
    NCC AB, Class B.................................................................   374,710   6,048,614
#   Nederman Holding AB.............................................................    24,590     296,093
#*  Net Insight AB, Class B......................................................... 1,047,191     459,930
    NetEnt AB.......................................................................   939,633   4,017,122
    New Wave Group AB, Class B......................................................   378,457   2,289,426
    Nobia AB........................................................................   740,155   5,563,045
    Nobina AB.......................................................................   569,897   3,948,604
    Nolato AB, Class B..............................................................   171,585  15,363,475
    Nordic Waterproofing Holding A.S................................................    33,142     311,947
#   NP3 Fastigheter AB..............................................................   136,060     926,749
#   OEM International AB, Class B...................................................    46,319   1,011,240
#   Opus Group AB................................................................... 1,440,504   1,104,733
    Oriflame Holding AG.............................................................   237,287   7,892,050
    Pandox AB.......................................................................   142,822   2,684,494
    Peab AB......................................................................... 1,103,094   8,889,685
    Platzer Fastigheter Holding AB, Class B.........................................   144,372   1,033,732
#   Pricer AB, Class B..............................................................   832,220   1,062,826
    Proact IT Group AB..............................................................    50,363     988,945

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
SWEDEN -- (Continued)
#*  Qliro Group AB..................................................................   795,678 $  1,155,961
*   Radisson Hospitality AB.........................................................   168,090      686,200
    Ratos AB, Class B............................................................... 1,481,561    5,515,622
#*  RaySearch Laboratories AB.......................................................   129,144    1,695,375
#*  Recipharm AB, Class B...........................................................   275,600    5,026,433
    Resurs Holding AB...............................................................   286,468    2,223,687
#   Rottneros AB....................................................................   641,827      835,088
    Sagax AB, Class B...............................................................   155,081    2,019,068
*   SAS AB..........................................................................   960,970    1,884,764
    Scandi Standard AB..............................................................   301,699    1,941,959
    Scandic Hotels Group AB.........................................................   383,526    4,002,082
    Sectra AB, Class B..............................................................    82,255    2,248,211
    Semcon AB.......................................................................   110,174      715,397
#*  Sensys Gatso Group AB........................................................... 3,866,489      618,030
    SkiStar AB......................................................................   146,905    3,434,288
    Sweco AB, Class B...............................................................   317,750    8,544,244
#   Systemair AB....................................................................    84,050      903,585
    Thule Group AB..................................................................   529,733   12,379,389
#*  Tobii AB........................................................................    22,914      101,448
    Troax Group AB..................................................................    33,678    1,148,877
    VBG Group AB, Class B...........................................................    26,108      421,730
    Victoria Park AB, Class B.......................................................    20,000       87,406
    Vitrolife AB....................................................................   358,640    4,666,786
    Wallenstam AB, Class B..........................................................   977,095   10,044,092
    Wihlborgs Fastigheter AB........................................................   905,960   10,776,063
                                                                                               ------------
TOTAL SWEDEN........................................................................            471,600,223
                                                                                               ------------
SWITZERLAND -- (10.3%)
*   Allreal Holding AG..............................................................    88,592   13,783,692
*   Alpiq Holding AG................................................................    11,147      980,228
    ALSO Holding AG.................................................................    33,214    3,630,244
#   ams AG..........................................................................   297,956   21,436,118
    APG SGA SA......................................................................     7,881    2,801,143
#*  Arbonia AG......................................................................   285,273    4,835,273
#*  Aryzta AG.......................................................................   543,826    7,673,550
    Ascom Holding AG................................................................   208,330    3,786,207
    Autoneum Holding AG.............................................................    19,943    4,558,572
#   Bachem Holding AG, Class B......................................................    23,995    3,395,008
    Bank Cler AG....................................................................    30,941    1,631,527
    Banque Cantonale de Geneve......................................................     8,875    1,631,108
    Banque Cantonale du Jura SA.....................................................     4,442      241,905
    Banque Cantonale Vaudoise.......................................................    11,753    8,786,911
    Belimo Holding AG...............................................................     2,494   10,491,951
    Bell Food Group AG..............................................................    10,399    3,041,587
    Bellevue Group AG...............................................................    55,759    1,295,140
#   Berner Kantonalbank AG..........................................................    25,472    5,221,409
    BFW Liegenschaften AG...........................................................     2,894      124,456
    BKW AG..........................................................................   102,877    6,944,254
    Bobst Group SA..................................................................    55,474    5,137,351
    Bossard Holding AG, Class A.....................................................    38,899    7,802,294
    Bucher Industries AG............................................................    46,421   15,040,687
#   Burckhardt Compression Holding AG...............................................    20,269    7,370,630
#   Burkhalter Holding AG...........................................................    20,988    1,853,873
    Calida Holding AG...............................................................    28,379      994,955
    Carlo Gavazzi Holding AG........................................................     2,222      722,669
    Cembra Money Bank AG............................................................   184,764   16,945,417
    Cham Group AG...................................................................     2,187      939,409
#   Cicor Technologies, Ltd.........................................................    14,473      961,137
    Cie Financiere Tradition SA.....................................................    10,069    1,078,546

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
SWITZERLAND -- (Continued)
    Coltene Holding AG..............................................................    20,595 $ 2,304,235
    Conzzeta AG.....................................................................     8,497   9,281,156
    Daetwyler Holding AG............................................................    45,760   8,458,390
    DKSH Holding AG.................................................................   179,969  13,156,678
#   dormakaba Holding AG............................................................    16,814  10,773,604
*   Dottikon Es Holding AG..........................................................       143      95,268
    EFG International AG............................................................   538,864   4,014,218
    Emmi AG.........................................................................    13,466  11,044,777
    Energiedienst Holding AG........................................................    73,645   2,239,404
#*  Evolva Holding SA............................................................... 3,037,793     860,412
    Feintool International Holding AG...............................................    13,329   1,493,796
    Flughafen Zurich AG.............................................................    52,318  10,947,293
    Forbo Holding AG................................................................     6,853  10,835,127
    GAM Holding AG.................................................................. 1,257,924  12,718,306
    Georg Fischer AG................................................................    26,277  33,903,802
#   Gurit Holding AG................................................................     2,373   2,069,411
    Helvetia Holding AG.............................................................    49,892  29,487,430
    Hiag Immobilien Holding AG......................................................    12,006   1,501,238
#   HOCHDORF Holding AG.............................................................     7,010   1,456,356
#   Huber & Suhner AG...............................................................    73,903   4,472,640
    Hypothekarbank Lenzburg AG......................................................         6      27,868
    Implenia AG.....................................................................   104,144   8,233,217
    Inficon Holding AG..............................................................     9,987   4,673,070
    Interroll Holding AG............................................................     4,159   7,432,453
    Intershop Holding AG............................................................     9,285   4,735,556
    Investis Holding SA.............................................................       891      53,441
    Jungfraubahn Holding AG.........................................................     8,125   1,208,872
    Kardex AG.......................................................................    40,192   6,172,611
#   Komax Holding AG................................................................    23,393   6,550,897
#   Kudelski SA.....................................................................   217,134   2,097,284
#*  Lastminute.com NV...............................................................    22,487     293,380
    LEM Holding SA..................................................................     3,773   5,145,126
    Liechtensteinische Landesbank AG................................................    45,186   2,697,946
    Logitech International SA.......................................................   419,824  18,463,622
    Luzerner Kantonalbank AG........................................................    18,214   9,450,950
*   MCH Group AG....................................................................     6,075     233,663
#   Meier Tobler Group AG...........................................................    22,913     480,320
    Metall Zug AG...................................................................       948   2,943,196
#*  Meyer Burger Technology AG......................................................   290,506     204,681
    Mikron Holding AG...............................................................     8,692      83,351
#   Mobilezone Holding AG...........................................................   210,881   2,196,908
    Mobimo Holding AG...............................................................    39,139   9,711,840
#*  Newron Pharmaceuticals SpA......................................................    10,375     122,788
    OC Oerlikon Corp. AG............................................................ 1,297,574  20,160,907
#*  Orascom Development Holding AG..................................................    94,045   1,337,208
#   Orell Fuessli Holding AG........................................................     5,028     558,883
    Orior AG........................................................................    35,242   3,040,114
#   Panalpina Welttransport Holding AG..............................................    61,671   8,804,668
    Phoenix Mecano AG...............................................................     4,024   2,681,152
    Plazza AG, Class A..............................................................     6,678   1,523,833
    PSP Swiss Property AG...........................................................   269,375  25,359,202
#   Rieter Holding AG...............................................................    18,515   2,821,604
    Romande Energie Holding SA......................................................     2,625   3,154,027
#   Schaffner Holding AG............................................................     3,238   1,046,271
*   Schmolz + Bickenbach AG......................................................... 3,245,373   2,668,371
    Schweiter Technologies AG.......................................................     6,027   6,607,590
    SFS Group AG....................................................................    93,773  11,098,420
    Siegfried Holding AG............................................................    26,444  11,407,337
    St Galler Kantonalbank AG.......................................................    13,046   6,706,808

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                     SHARES     VALUE>>
                                                                                     ------- --------------
SWITZERLAND -- (Continued)
#   Sulzer AG....................................................................... 104,984 $   12,876,986
    Sunrise Communications Group AG................................................. 237,429     20,926,300
    Swiss Prime Site AG.............................................................  47,974      4,396,456
    Swissquote Group Holding SA.....................................................  60,743      3,991,827
    Tamedia AG......................................................................  15,444      2,315,772
    Tecan Group AG..................................................................  55,658     14,121,203
    Temenos AG......................................................................  76,833     12,366,378
#   Thurgauer Kantonalbank..........................................................   3,152        324,671
*   Tornos Holding AG...............................................................  17,058        192,904
#   u-blox Holding AG...............................................................  45,338      8,414,286
    Valiant Holding AG.............................................................. 106,613     11,380,246
    Valora Holding AG...............................................................  24,241      7,452,541
    VAT Group AG.................................................................... 152,229     19,985,905
    Vaudoise Assurances Holding SA..................................................   6,130      3,155,178
    Vetropack Holding AG............................................................   1,223      2,502,864
#*  Von Roll Holding AG............................................................. 339,643        422,702
    Vontobel Holding AG............................................................. 170,100     11,792,829
    VP Bank AG......................................................................  19,888      3,878,055
    VZ Holding AG...................................................................  15,084      4,806,955
    Walliser Kantonalbank...........................................................  18,866      2,037,196
#   Ypsomed Holding AG..............................................................  21,816      3,220,644
    Zehnder Group AG................................................................  67,005      2,915,023
#   Zug Estates Holding AG..........................................................   1,110      1,916,137
    Zuger Kantonalbank AG...........................................................     681      3,998,761
                                                                                             --------------
TOTAL SWITZERLAND...................................................................            697,832,046
                                                                                             --------------
UNITED KINGDOM -- (0.1%)
    Rhi Magnesita NV................................................................  76,748      4,860,304
                                                                                             --------------
TOTAL COMMON STOCKS.................................................................          6,060,765,110
                                                                                             --------------
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG......................................................................  89,423      2,576,772
    Draegerwerk AG & Co. KGaA.......................................................  43,247      3,321,250
    Fuchs Petrolub SE............................................................... 108,380      6,119,012
    Jungheinrich AG................................................................. 258,252      9,504,838
    Sartorius AG....................................................................  87,562     14,235,498
    Sixt SE.........................................................................  93,948      7,830,830
    STO SE & Co. KGaA...............................................................  11,592      1,490,344
    Villeroy & Boch AG..............................................................  50,436        982,461
                                                                                             --------------
TOTAL GERMANY.......................................................................             46,061,005
                                                                                             --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*  Intercell AG Rights 05/16/13.................................................... 254,689              0
                                                                                             --------------
ISRAEL -- (0.0%)
*   Space Communication, Ltd. Warrants 10/23/18.....................................   1,490            130
                                                                                             --------------
TOTAL RIGHTS/WARRANTS...............................................................                    130
                                                                                             --------------
TOTAL INVESTMENT SECURITIES.........................................................          6,106,826,245
                                                                                             --------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         SHARES       VALUE+
                                                                                       ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.4%)
@(S)  DFA Short Term Investment Fund.................................................. 54,608,120 $  631,870,555
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,304,585,992)^^.............................................................            $6,738,696,800
                                                                                                  ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                           LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                         ----------- -------------- ------- --------------
Common Stocks
   Austria..............................          -- $  193,861,094   --    $  193,861,094
   Belgium.............................. $10,230,296    247,425,776   --       257,656,072
   Denmark..............................          --    357,929,769   --       357,929,769
   Finland..............................          --    407,157,493   --       407,157,493
   France...............................          --    742,684,678   --       742,684,678
   Germany..............................          --    982,618,696   --       982,618,696
   Ireland..............................          --     76,112,075   --        76,112,075
   Israel...............................          --    152,493,523   --       152,493,523
   Italy................................          --    693,147,990   --       693,147,990
   Netherlands..........................  13,508,282    390,198,923   --       403,707,205
   Norway...............................          --    154,102,780   --       154,102,780
   Portugal.............................          --     75,972,176   --        75,972,176
   Spain................................          --    388,552,825   --       388,552,825
   Sweden...............................          --    471,600,223   --       471,600,223
   Switzerland..........................          --    697,832,046   --       697,832,046
   United Kingdom.......................          --      5,336,465   --         5,336,465
Preferred Stocks
   Germany..............................          --     46,061,005   --        46,061,005
Rights/Warrants
   Israel...............................          --            130   --               130
Securities Lending Collateral...........          --    631,870,555   --       631,870,555
                                         ----------- --------------   --    --------------
TOTAL................................... $23,738,578 $6,714,958,222   --    $6,738,696,800
                                         =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                     SHARES    VALUE>>
                                                                                     ------- ------------
COMMON STOCKS -- (85.4%)
CONSUMER DISCRETIONARY -- (7.2%)
#   Aimia, Inc...................................................................... 923,817 $  2,457,168
*   Aritzia, Inc.................................................................... 267,670    3,302,536
#   AutoCanada, Inc................................................................. 178,738    1,986,817
    BMTC Group, Inc.................................................................  20,581      243,172
#   Cineplex, Inc................................................................... 328,086    7,369,545
    Cogeco Communications, Inc......................................................  76,877    4,172,284
    Cogeco, Inc.....................................................................  39,668    1,910,748
#   Corus Entertainment, Inc., Class B.............................................. 729,712    2,277,458
#   DHX Media, Ltd.................................................................. 854,435    1,720,890
    Dorel Industries, Inc., Class B................................................. 194,280    3,561,962
#   Enercare, Inc................................................................... 658,759    9,576,148
    Gamehost, Inc...................................................................  68,173      634,119
*   Glacier Media, Inc.............................................................. 171,625      106,866
*   Great Canadian Gaming Corp...................................................... 361,938   13,068,553
#   Hudson's Bay Co................................................................. 625,226    5,041,796
*   Indigo Books & Music, Inc.......................................................  12,232      152,988
*   Intertain Group, Ltd. (The).....................................................  64,828      859,157
    Leon's Furniture, Ltd........................................................... 150,075    2,110,060
    Linamar Corp.................................................................... 171,886    7,855,343
    Martinrea International, Inc.................................................... 565,348    6,114,807
#   MTY Food Group, Inc............................................................. 111,733    4,796,249
    Park Lawn Corp..................................................................   5,518      103,289
    Pizza Pizza Royalty Corp........................................................ 171,912    1,597,737
    Pollard Banknote, Ltd...........................................................  14,400      226,154
    Recipe Unlimited Corp........................................................... 102,477    2,122,251
    Reitmans Canada, Ltd., Class A.................................................. 263,612      859,219
    Sleep Country Canada Holdings, Inc.............................................. 230,448    5,477,536
*   Stars Group, Inc. (The)......................................................... 292,985   10,036,062
    Torstar Corp., Class B.......................................................... 393,289      359,775
*   TVA Group, Inc., Class B........................................................   7,000       16,089
    Uni-Select, Inc................................................................. 258,031    4,296,384
#*  Yellow Pages, Ltd............................................................... 210,220    1,635,413
    Zenith Capital Corp............................................................. 111,820        6,963
                                                                                             ------------
TOTAL CONSUMER DISCRETIONARY........................................................          106,055,538
                                                                                             ------------
CONSUMER STAPLES -- (4.0%)
#   AGT Food & Ingredients, Inc..................................................... 151,923    2,115,021
    Alcanna, Inc.................................................................... 226,411    1,592,544
#   Andrew Peller, Ltd., Class A.................................................... 129,700    1,645,117
#   Clearwater Seafoods, Inc........................................................ 103,395      407,746
    Corby Spirit and Wine, Ltd......................................................  77,367    1,214,463
    Cott Corp.......................................................................  96,682    1,545,945
    Cott Corp....................................................................... 886,570   14,155,405
#   High Liner Foods, Inc........................................................... 130,291      897,419
    Jamieson Wellness, Inc..........................................................  14,715      279,968
    KP Tissue, Inc..................................................................  18,000      137,541
    Lassonde Industries, Inc., Class A..............................................  10,200    2,079,440
    Maple Leaf Foods, Inc........................................................... 255,700    6,122,962
    Metro, Inc......................................................................   1,346       45,376
*   Neptune Technologies & Bioressources, Inc.......................................  44,224      126,806
    North West Co., Inc. (The)...................................................... 373,536    8,534,028
    Premium Brands Holdings Corp.................................................... 156,476   12,268,122
#   Rogers Sugar, Inc............................................................... 575,336    2,405,987
#*  SunOpta, Inc.................................................................... 371,050    3,032,065

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
CONSUMER STAPLES -- (Continued)
    Ten Peaks Coffee Co., Inc.......................................................     1,800 $     8,496
                                                                                               -----------
TOTAL CONSUMER STAPLES..............................................................            58,614,451
                                                                                               -----------
ENERGY -- (19.1%)
*   Advantage Oil & Gas, Ltd........................................................ 1,154,775   3,994,686
#*  Africa Oil Corp................................................................. 1,284,299   1,164,987
#   AKITA Drilling, Ltd., Class A...................................................    40,600     151,994
#*  Athabasca Oil Corp.............................................................. 3,197,876   4,302,020
#*  Baytex Energy Corp.............................................................. 1,675,106   5,202,312
#*  Bellatrix Exploration, Ltd......................................................   325,319     310,101
#   Birchcliff Energy, Ltd.......................................................... 1,432,929   5,672,894
#*  BlackPearl Resources, Inc....................................................... 1,624,601   1,673,495
#   Bonavista Energy Corp........................................................... 1,499,841   1,798,633
#   Bonterra Energy Corp............................................................   163,918   2,345,016
#*  Calfrac Well Services, Ltd......................................................   874,615   3,334,812
#*  Canacol Energy, Ltd.............................................................   921,341   3,017,193
#   Cardinal Energy, Ltd............................................................   697,561   2,868,855
#   CES Energy Solutions Corp....................................................... 1,317,997   4,528,921
    Computer Modelling Group, Ltd...................................................   483,483   3,712,953
*   Crew Energy, Inc................................................................ 1,228,076   2,312,939
#*  Delphi Energy Corp.............................................................. 1,076,339     728,123
#*  Denison Mines Corp.............................................................. 3,418,235   1,760,555
    Enerflex, Ltd...................................................................   574,158   6,501,401
#*  Energy Fuels, Inc...............................................................   434,690   1,279,826
#   Enerplus Corp................................................................... 1,482,999  19,346,191
    Ensign Energy Services, Inc.....................................................   914,927   3,980,849
*   Epsilon Energy, Ltd.............................................................   312,073     650,127
*   Essential Energy Services Trust................................................. 1,034,741     413,626
#*  Fission Uranium Corp............................................................ 1,925,000   1,006,265
#   Freehold Royalties, Ltd.........................................................   552,172   5,212,493
#*  Frontera Energy Corp............................................................   154,380   2,250,102
*   Gear Energy, Ltd................................................................   838,400     876,522
    Gibson Energy, Inc..............................................................   618,501   8,662,865
*   Gran Tierra Energy, Inc......................................................... 2,881,425   9,635,391
#   Granite Oil Corp................................................................   226,808     474,242
#   High Arctic Energy Services, Inc................................................    81,000     241,596
#*  Iron Bridge Resources, Inc...................................................... 1,197,822     690,600
#*  Kelt Exploration, Ltd........................................................... 1,174,340   8,973,317
*   MEG Energy Corp................................................................. 1,516,583   9,886,323
#   Mullen Group, Ltd...............................................................   670,527   8,267,866
    North American Construction Group, Ltd..........................................   164,634   1,084,609
*   NuVista Energy, Ltd............................................................. 1,310,626   8,473,202
#*  Obsidian Energy, Ltd............................................................ 3,864,779   4,129,640
#*  Painted Pony Energy, Ltd........................................................   636,361   1,291,458
#*  Paramount Resources, Ltd., Class A..............................................   499,113   5,601,762
*   Parex Resources, Inc............................................................   923,902  16,306,868
#   Parkland Fuel Corp..............................................................   549,825  14,869,388
    Pason Systems, Inc..............................................................   429,341   6,587,728
#*  Pengrowth Energy Corp........................................................... 3,272,370   2,314,318
#   Peyto Exploration & Development Corp............................................   592,065   4,879,069
*   PHX Energy Services Corp........................................................   285,274     447,368
#*  Pine Cliff Energy, Ltd..........................................................   496,700     160,367
#*  Precision Drilling Corp......................................................... 1,986,826   7,193,720
#   Pulse Seismic, Inc..............................................................   308,039     582,524
#*  Questerre Energy Corp., Class A.................................................   797,460     297,320
*   Raging River Exploration, Inc................................................... 1,337,443   5,654,716
#   Secure Energy Services, Inc..................................................... 1,100,716   6,667,673
    ShawCor, Ltd....................................................................   366,775   7,471,682
*   Source Energy Services, Ltd.....................................................    12,300      50,397

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
ENERGY -- (Continued)
*   STEP Energy Services, Ltd.......................................................    31,596 $    225,157
*   Strad Energy Services, Ltd......................................................    19,447       23,471
#   Surge Energy, Inc............................................................... 1,946,656    3,666,301
*   Tamarack Valley Energy, Ltd..................................................... 1,058,949    3,907,411
#*  Tervita Corp....................................................................    84,998      597,862
    Tidewater Midstream and Infrastructure, Ltd.....................................   221,000      217,458
    TORC Oil & Gas, Ltd............................................................. 1,072,590    6,274,674
    Total Energy Services, Inc......................................................   276,579    2,338,757
*   TransGlobe Energy Corp..........................................................   516,845    1,676,662
#*  Trican Well Service, Ltd........................................................ 2,020,540    4,255,894
#*  Trinidad Drilling, Ltd.......................................................... 1,734,484    2,080,020
#   Vermilion Energy, Inc...........................................................   152,576    5,252,232
#*  Western Energy Services Corp....................................................   573,097      383,284
    Whitecap Resources, Inc......................................................... 2,004,214   13,234,576
*   Xtreme Drilling Corp............................................................   108,261      164,782
*   Yangarra Resources, Ltd.........................................................   514,771    1,927,151
    ZCL Composites, Inc.............................................................   176,127    1,191,465
                                                                                               ------------
TOTAL ENERGY........................................................................            278,711,057
                                                                                               ------------
FINANCIALS -- (7.3%)
    AGF Management, Ltd., Class B...................................................   487,635    2,455,325
#   Alaris Royalty Corp.............................................................   284,445    4,045,226
#   Callidus Capital Corp...........................................................    82,720      185,680
    Canaccord Genuity Group, Inc....................................................   842,465    4,688,816
#   Canadian Western Bank...........................................................   618,680   17,354,524
#   Chesswood Group, Ltd............................................................    79,442      707,183
    Clairvest Group, Inc............................................................     1,900       72,226
#*  Echelon Financial Holdings, Inc.................................................    14,650      133,397
    ECN Capital Corp................................................................ 2,243,908    6,227,088
    E-L Financial Corp., Ltd........................................................     5,878    3,727,832
    Element Fleet Management Corp...................................................   954,688    4,594,186
#   Equitable Group, Inc............................................................    76,324    3,696,362
    Fiera Capital Corp..............................................................   267,337    2,462,004
#   Firm Capital Mortgage Investment Corp...........................................   168,618    1,746,000
#   First National Financial Corp...................................................   100,937    2,297,532
#   Genworth MI Canada, Inc.........................................................   313,480   11,034,515
#   Gluskin Sheff & Associates, Inc.................................................   215,296    2,780,469
#   GMP Capital, Inc................................................................   363,187      706,356
#   goeasy, Ltd.....................................................................    62,339    2,050,571
*   GoldMoney, Inc..................................................................    15,700       36,569
    Guardian Capital Group, Ltd., Class A...........................................    68,714    1,255,060
#*  Home Capital Group, Inc.........................................................   476,446    5,603,739
*   Kingsway Financial Services, Inc................................................    13,070       36,874
#   Laurentian Bank of Canada.......................................................   288,299   10,332,090
#   Sprott, Inc..................................................................... 1,478,288    3,420,568
#*  Street Capital Group, Inc.......................................................   120,227       80,407
    Timbercreek Financial Corp......................................................   409,409    2,914,346
    TMX Group, Ltd..................................................................   180,578   11,613,296
*   Trisura Group, Ltd..............................................................    23,111      497,095
                                                                                               ------------
TOTAL FINANCIALS....................................................................            106,755,336
                                                                                               ------------
HEALTHCARE -- (1.4%)
*   Aurora Cannabis, Inc............................................................   412,912    2,228,271
#*  CRH Medical Corp................................................................   500,791    1,651,530
#   Extendicare, Inc................................................................   673,630    3,847,539
*   Knight Therapeutics, Inc........................................................   733,325    4,819,871
#   Medical Facilities Corp.........................................................   188,969    2,120,880
#   Sienna Senior Living, Inc.......................................................   312,115    3,934,878

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                     SHARES    VALUE>>
                                                                                     ------- ------------
HEALTHCARE -- (Continued)
#*  Theratechnologies, Inc.......................................................... 211,801 $  1,607,008
                                                                                             ------------
TOTAL HEALTHCARE....................................................................           20,209,977
                                                                                             ------------
INDUSTRIALS -- (10.7%)
    Aecon Group, Inc................................................................ 432,401    5,474,608
#   AG Growth International, Inc.................................................... 103,058    4,392,948
*   Alexco Resource Corp............................................................   4,700        5,709
    Algoma Central Corp.............................................................  39,390      456,625
*   ATS Automation Tooling Systems, Inc............................................. 526,630    7,918,578
#   Badger Daylighting, Ltd......................................................... 238,081    5,404,568
#   Bird Construction, Inc.......................................................... 308,144    1,840,550
    Black Diamond Group, Ltd........................................................ 335,792      929,278
    Calian Group, Ltd...............................................................  31,555      765,315
    CanWel Building Materials Group, Ltd............................................ 508,922    2,585,982
    Cargojet, Inc...................................................................  16,249      820,038
    Cervus Equipment Corp...........................................................  45,297      480,879
#*  DIRTT Environmental Solutions................................................... 284,268    1,429,152
#   Exchange Income Corp............................................................  89,484    2,287,230
#   Exco Technologies, Ltd.......................................................... 179,248    1,288,364
*   GDI Integrated Facility Services, Inc...........................................     700        8,787
*   Heroux-Devtek, Inc.............................................................. 195,954    2,347,652
#   Horizon North Logistics, Inc.................................................... 918,844    1,737,599
*   IBI Group, Inc.................................................................. 103,000      512,288
#   K-Bro Linen, Inc................................................................  63,653    1,873,601
    Magellan Aerospace Corp.........................................................  92,976    1,127,133
#   Maxar Technologies, Ltd......................................................... 311,689   15,274,762
    Morneau Shepell, Inc............................................................ 329,911    7,118,885
#   NFI Group, Inc.................................................................. 331,320   12,727,110
    Richelieu Hardware, Ltd......................................................... 310,955    6,728,972
    Rocky Mountain Dealerships, Inc................................................. 112,555    1,040,021
    Russel Metals, Inc.............................................................. 412,096    8,781,413
    Savaria Corp.................................................................... 138,100    1,721,937
    Stantec, Inc.................................................................... 418,381   10,925,474
    Stuart Olson, Inc............................................................... 144,359      826,748
    TFI International, Inc.......................................................... 527,889   17,530,695
    Toromont Industries, Ltd........................................................ 213,413   10,957,339
    Transcontinental, Inc., Class A................................................. 461,476   10,972,405
    Wajax Corp...................................................................... 138,466    2,627,006
#   Westshore Terminals Investment Corp............................................. 319,049    5,954,960
                                                                                             ------------
TOTAL INDUSTRIALS...................................................................          156,874,611
                                                                                             ------------
INFORMATION TECHNOLOGY -- (3.8%)
#   Absolute Software Corp.......................................................... 238,088    1,345,233
#*  BSM Technologies, Inc...........................................................  21,200       21,838
*   Celestica, Inc..................................................................  36,408      429,979
*   Celestica, Inc.................................................................. 755,063    8,927,139
*   Descartes Systems Group, Inc. (The)............................................. 434,588   13,891,048
    Enghouse Systems, Ltd........................................................... 118,057    7,038,860
    Evertz Technologies, Ltd........................................................ 174,053    2,126,073
#*  EXFO, Inc.......................................................................  60,487      237,140
*   Kinaxis, Inc.................................................................... 143,174    9,661,232
#   Mediagrif Interactive Technologies, Inc.........................................  30,070      243,870
*   Mitel Networks Corp............................................................. 449,025    4,911,883
*   Photon Control, Inc.............................................................  68,900      136,121
    Pivot Technology Solutions, Inc.................................................  53,300       75,801
*   Points International, Ltd.......................................................  42,459      620,149
    Quarterhill, Inc................................................................ 785,133      844,975
#*  Sierra Wireless, Inc............................................................ 237,644    3,854,625

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*   Solium Capital, Inc.............................................................    63,666 $   592,196
    Vecima Networks, Inc............................................................     6,059      38,426
                                                                                               -----------
TOTAL INFORMATION TECHNOLOGY........................................................            54,996,588
                                                                                               -----------
MATERIALS -- (23.7%)
*   5N Plus, Inc....................................................................   527,729   1,371,199
#   Acadian Timber Corp.............................................................    60,338     932,309
#   AirBoss of America Corp.........................................................   100,662   1,142,928
*   Alacer Gold Corp................................................................ 1,979,492   4,291,169
    Alamos Gold, Inc., Class A...................................................... 2,388,720  12,964,108
#*  Alio Gold, Inc..................................................................   204,318     285,859
#   Altius Minerals Corp............................................................   267,686   2,644,244
#*  Americas Silver Corp............................................................   170,412     450,643
*   Amerigo Resources, Ltd..........................................................   473,700     324,090
*   Argonaut Gold, Inc.............................................................. 1,176,138   1,989,087
#*  Asanko Gold, Inc................................................................   871,393     864,125
*   B2Gold Corp..................................................................... 5,823,490  14,504,445
    Caledonia Mining Corp. P.L.C....................................................       540       5,069
*   Canfor Corp.....................................................................   440,670   9,661,305
    Canfor Pulp Products, Inc.......................................................   217,215   4,550,185
#*  Capstone Mining Corp............................................................ 3,069,355   2,265,120
    Cascades, Inc...................................................................   485,623   4,655,201
*   Centerra Gold, Inc.............................................................. 1,552,135   7,051,635
#*  China Gold International Resources Corp., Ltd................................... 1,658,100   2,893,406
#*  Conifex Timber, Inc.............................................................    37,840     140,789
#*  Continental Gold, Inc...........................................................   982,848   2,923,951
#*  Copper Mountain Mining Corp.....................................................   972,155     874,368
#*  Dalradian Resources, Inc........................................................   150,894     168,195
*   Detour Gold Corp................................................................ 1,073,245  10,576,931
*   Dundee Precious Metals, Inc..................................................... 1,421,222   3,375,928
*   eCobalt Solutions, Inc..........................................................   100,900      70,584
#*  Eldorado Gold Corp.............................................................. 4,240,346   4,628,736
#*  Endeavour Mining Corp...........................................................   382,529   6,998,641
#*  Endeavour Silver Corp...........................................................   631,173   1,853,466
#*  First Majestic Silver Corp......................................................   927,292   6,151,772
*   First Mining Gold Corp..........................................................   815,900     272,834
*   Fortress Global Enterprises, Inc................................................    16,706      38,527
*   Fortuna Silver Mines, Inc....................................................... 1,210,391   6,606,277
*   Golden Star Resources, Ltd...................................................... 2,409,227   1,722,398
#*  Great Panther Silver, Ltd.......................................................   834,051     961,738
*   Guyana Goldfields, Inc.......................................................... 1,150,118   3,536,512
#*  Havilah Mining Corp.............................................................   124,570      33,516
    Hecla Mining Co.................................................................   400,658   1,282,104
    Hudbay Minerals, Inc............................................................ 1,705,186   8,874,282
*   IAMGOLD Corp.................................................................... 3,203,040  17,605,209
#*  Imperial Metals Corp............................................................   346,592     346,366
*   Interfor Corp...................................................................   472,408   7,466,432
*   International Tower Hill Mines, Ltd.............................................    13,001       6,196
#   Intertape Polymer Group, Inc....................................................   360,977   4,770,108
#*  Ivanhoe Mines, Ltd., Class A.................................................... 2,296,109   4,571,567
    Kirkland Lake Gold, Ltd.........................................................   781,555  17,080,838
#   Labrador Iron Ore Royalty Corp..................................................   417,556   7,966,898
#*  Largo Resources, Ltd............................................................   297,200     434,085
*   Leagold Mining Corp.............................................................   257,542     498,909
*   Liberty Gold Corp...............................................................    27,352       9,672
#   Lucara Diamond Corp............................................................. 1,703,258   2,932,927
#*  Lundin Gold, Inc................................................................   148,809     571,968
*   Lydian International, Ltd.......................................................    83,014      17,868
*   Major Drilling Group International, Inc.........................................   615,212   2,884,878

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
MATERIALS -- (Continued)
#*  Mandalay Resources Corp......................................................... 1,371,135 $    189,725
#*  Marathon Gold Corp..............................................................   172,000      113,710
#*  Midas Gold Corp.................................................................    49,164       33,636
*   Mountain Province Diamonds, Inc.................................................    92,300      223,504
#*  Nautilus Minerals, Inc..........................................................   227,078       24,439
#   Nevsun Resources, Ltd........................................................... 2,058,709    7,643,898
*   New Gold, Inc................................................................... 3,824,551    4,762,865
*   Nighthawk Gold Corp.............................................................    17,500        5,516
    Norbord, Inc....................................................................   169,664    6,103,915
#*  Northern Dynasty Minerals, Ltd..................................................   106,100       65,250
    OceanaGold Corp................................................................. 3,727,260   11,460,999
*   Orbite Technologies, Inc........................................................    73,500          735
#   Osisko Gold Royalties, Ltd......................................................   745,064    7,073,478
#*  Osisko Mining, Inc..............................................................   282,777      489,102
    Pan American Silver Corp........................................................ 1,044,715   17,186,379
#*  PolyMet Mining Corp.............................................................   642,081      518,265
#*  Premier Gold Mines, Ltd......................................................... 1,131,049    2,138,894
#*  Pretium Resources, Inc..........................................................   293,903    2,410,005
#*  Pretium Resources, Inc..........................................................   321,293    2,635,351
#*  Rb Energy, Inc..................................................................   396,013          198
*   Roxgold, Inc....................................................................   927,760      748,855
#*  Sabina Gold & Silver Corp....................................................... 1,739,121    1,925,152
#*  Sandstorm Gold, Ltd............................................................. 1,323,001    5,858,082
#*  Seabridge Gold, Inc.............................................................   109,635    1,280,206
*   SEMAFO, Inc..................................................................... 2,068,458    6,074,113
#*  Sherritt International Corp..................................................... 2,539,461    1,893,590
#*  Sprott Resource Holdings, Inc...................................................   597,898       45,962
*   SSR Mining, Inc.................................................................   759,105    7,889,533
    Stella-Jones, Inc...............................................................   280,906    9,382,608
#*  Stornoway Diamond Corp.......................................................... 1,818,797      587,227
    Supremex, Inc...................................................................    11,691       28,400
#   Tahoe Resources, Inc............................................................ 1,778,769    7,985,556
#*  Tanzanian Royalty Exploration Corp..............................................   207,891       87,896
*   Taseko Mines, Ltd............................................................... 1,417,826    1,264,310
*   Teranga Gold Corp...............................................................   628,014    2,206,268
#*  TMAC Resources, Inc.............................................................    88,413      482,555
*   Torex Gold Resources, Inc.......................................................   434,203    3,207,665
*   Trevali Mining Corp............................................................. 4,113,289    2,529,601
#*  Wesdome Gold Mines, Ltd.........................................................   798,483    2,246,568
    Western Forest Products, Inc.................................................... 2,691,803    5,007,621
    Winpak, Ltd.....................................................................   155,835    5,649,520
    Yamana Gold, Inc................................................................ 4,866,076   15,523,862
                                                                                               ------------
TOTAL MATERIALS.....................................................................            346,086,611
                                                                                               ------------
REAL ESTATE -- (3.6%)
#   Altus Group, Ltd................................................................   263,514    5,671,978
    Brookfield Real Estate Services, Inc............................................    41,669      627,510
    Colliers International Group, Inc...............................................   201,057   16,438,807
*   DREAM Unlimited Corp., Class A..................................................   350,807    2,418,987
    FirstService Corp...............................................................     1,234      102,644
    FirstService Corp...............................................................   185,186   15,364,665
    Genesis Land Development Corp...................................................    76,842      226,240
    Information Services Corp.......................................................    11,174      149,204
    Invesque, Inc...................................................................   152,266    1,259,240
#*  Mainstreet Equity Corp..........................................................    29,849    1,037,149
    Melcor Developments, Ltd........................................................    52,840      587,359
    Morguard Corp...................................................................    17,768    2,266,808

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                         SHARES      VALUE>>
                                                                                       ---------- --------------
REAL ESTATE -- (Continued)
#     Tricon Capital Group, Inc.......................................................    813,815 $    6,812,811
                                                                                                  --------------
TOTAL REAL ESTATE.....................................................................                52,963,402
                                                                                                  --------------
TELECOMMUNICATIONS SERVICES -- (0.0%)
*     TeraGo, Inc.....................................................................      2,400         13,302
                                                                                                  --------------
UTILITIES -- (4.6%)
      Atco, Ltd., Class I.............................................................     10,300        315,845
      Boralex, Inc., Class A..........................................................    371,884      5,683,249
      Capital Power Corp..............................................................    631,209     12,819,727
#     Innergex Renewable Energy, Inc..................................................    631,564      6,539,698
      Just Energy Group, Inc..........................................................    720,976      2,726,834
#*    Maxim Power Corp................................................................     92,234        170,167
      Northland Power, Inc............................................................    480,492      8,783,565
      Polaris Infrastructure, Inc.....................................................     88,400        834,494
#     Superior Plus Corp..............................................................    849,685      8,367,194
      TransAlta Corp..................................................................  1,769,559     10,079,896
#     TransAlta Renewables, Inc.......................................................    772,246      7,129,703
#     Valener, Inc....................................................................    283,887      4,410,467
                                                                                                  --------------
TOTAL UTILITIES.......................................................................                67,860,839
                                                                                                  --------------
TOTAL COMMON STOCKS...................................................................             1,249,141,712
                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
#*    Tervita Corp. Warrants 07/19/20.................................................     17,788          6,153
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................................................             1,249,147,865
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (14.6%)
@(S)  DFA Short Term Investment Fund.................................................. 18,430,435    213,258,566
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,571,210,508)^^...........................................................              $1,462,406,431
                                                                                                  ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                     LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                   ------------ ------- ------- ------------
Common Stocks
   Consumer Discretionary......................... $106,048,575 $6,963    --    $106,055,538
   Consumer Staples...............................   58,614,451     --    --      58,614,451
   Energy.........................................  278,711,057     --    --     278,711,057
   Financials.....................................  106,755,336     --    --     106,755,336
   Healthcare.....................................   20,209,977     --    --      20,209,977
   Industrials....................................  156,874,611     --    --     156,874,611
   Information Technology.........................   54,996,588     --    --      54,996,588
   Materials......................................  346,085,678    933    --     346,086,611
   Real Estate....................................   52,963,402     --    --      52,963,402
   Telecommunications Services....................       13,302     --    --          13,302
   Utilities......................................   67,860,839     --    --      67,860,839

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   --------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                   -------------- ------------ ------- --------------
Rights/Warrants
   Energy.........................................             -- $      6,153   --    $        6,153
Securities Lending Collateral.....................             --  213,258,566   --       213,258,566
                                                   -------------- ------------   --    --------------
TOTAL............................................. $1,249,133,816 $213,272,615   --    $1,462,406,431
                                                   ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
COMMON STOCKS -- (95.3%)
BRAZIL -- (5.2%)
    Ambev SA, ADR................................................................... 5,984,451 $ 30,760,078
    Ambev SA........................................................................   855,320    4,423,244
    B3 SA - Brasil Bolsa Balcao..................................................... 1,554,790    9,854,915
    Banco Bradesco SA, ADR.......................................................... 1,056,734    8,538,411
    Banco Bradesco SA............................................................... 1,129,129    8,387,317
    Banco BTG Pactual SA............................................................     2,500       13,188
    Banco do Brasil SA..............................................................   778,916    6,744,670
    Banco Santander Brasil SA.......................................................   444,757    4,322,792
    BB Seguridade Participacoes SA..................................................   735,543    4,799,363
    Braskem SA, Sponsored ADR.......................................................   154,641    4,484,589
*   BRF SA..........................................................................   287,141    1,732,807
    CCR SA.......................................................................... 2,367,268    6,641,444
*   Centrais Eletricas Brasileiras SA...............................................   312,777    1,439,176
*   Centrais Eletricas Brasileiras SA, ADR..........................................    49,971      253,103
    Cia de Saneamento Basico do Estado de Sao Paulo.................................   457,600    3,047,984
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR............................    75,638      506,775
*   Cia Siderurgica Nacional SA, Sponsored ADR......................................   380,551      909,517
*   Cia Siderurgica Nacional SA.....................................................   575,321    1,407,147
    Cielo SA........................................................................ 1,808,236    6,913,434
    Cosan SA........................................................................   297,463    2,922,085
    Embraer SA, Sponsored ADR.......................................................   329,053    6,729,134
    Engie Brasil Energia SA.........................................................   259,701    2,587,115
    Equatorial Energia SA...........................................................   333,000    5,434,218
    Fibria Celulose SA..............................................................    22,600      445,581
    Fibria Celulose SA, Sponsored ADR...............................................   196,863    3,870,327
#   Gerdau SA, Sponsored ADR........................................................   631,681    2,779,396
    Gerdau SA.......................................................................   176,416      584,716
    Hypermarcas SA..................................................................   373,949    2,764,790
    Itau Unibanco Holding SA........................................................   447,826    4,772,610
    JBS SA.......................................................................... 2,669,748    6,415,988
    Klabin SA.......................................................................   721,600    3,883,601
    Kroton Educacional SA........................................................... 1,177,581    3,545,324
    Localiza Rent a Car SA..........................................................   606,300    3,836,524
    Lojas Americanas SA.............................................................   121,784      444,527
    Lojas Renner SA................................................................. 1,274,302   10,484,226
    M Dias Branco SA................................................................   104,200    1,065,237
    Magazine Luiza SA...............................................................   114,700    4,041,836
    Multiplan Empreendimentos Imobiliarios SA.......................................   153,900      823,359
    Natura Cosmeticos SA............................................................   271,300    2,103,437
    Petroleo Brasileiro SA, Sponsored ADR........................................... 1,299,604   13,593,858
    Petroleo Brasileiro SA, Sponsored ADR...........................................   556,265    6,524,988
    Petroleo Brasileiro SA.......................................................... 2,706,971   15,823,660
    Porto Seguro SA.................................................................   294,829    3,896,176
    Raia Drogasil SA................................................................   402,200    7,968,346
*   Rumo SA......................................................................... 1,305,713    5,166,077
    Suzano Papel e Celulose SA......................................................   714,655    8,482,637
    Telefonica Brasil SA, ADR.......................................................    66,193      730,771
    TIM Participacoes SA............................................................ 1,073,613    3,546,959
    Ultrapar Participacoes SA.......................................................   360,184    3,900,962
    Ultrapar Participacoes SA, Sponsored ADR........................................   254,308    2,792,302
    Vale SA, Sponsored ADR.......................................................... 1,665,739   24,419,727
    Vale SA......................................................................... 3,260,013   47,632,507
    WEG SA..........................................................................   339,933    1,676,434
                                                                                               ------------
TOTAL BRAZIL........................................................................            320,869,389
                                                                                               ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES      VALUE>>
                                                                                     ----------- -----------
CHILE -- (1.4%)
    AES Gener SA....................................................................   2,468,815 $   655,698
    Aguas Andinas SA, Class A.......................................................   4,770,656   2,782,749
#   Banco de Chile, ADR.............................................................      44,834   4,192,467
    Banco de Credito e Inversiones SA...............................................      69,881   4,842,111
    Banco Santander Chile, ADR......................................................     227,071   7,450,199
    Cencosud SA.....................................................................   2,652,360   7,274,032
    Cia Cervecerias Unidas SA.......................................................     109,017   1,482,062
    Cia Cervecerias Unidas SA, Sponsored ADR........................................      95,396   2,597,633
    Colbun SA.......................................................................  11,908,297   2,651,496
    Embotelladora Andina SA, Class B ADR............................................      22,761     567,432
    Empresa Nacional de Telecomunicaciones SA.......................................     112,577   1,062,583
    Empresas CMPC SA................................................................   1,840,763   7,459,514
    Empresas COPEC SA...............................................................     358,658   5,762,755
    Enel Americas SA, ADR...........................................................     853,477   7,484,994
    Enel Chile SA, ADR..............................................................     811,093   4,258,239
    Enel Chile SA...................................................................   4,085,567     432,936
    Itau CorpBanca.................................................................. 217,080,063   2,294,208
#   Itau CorpBanca, ADR.............................................................      30,902     487,015
#   Latam Airlines Group SA, Sponsored ADR..........................................     468,440   5,330,847
    SACI Falabella..................................................................     878,957   8,185,149
#   Sociedad Quimica y Minera de Chile SA, Sponsored ADR............................     153,936   7,430,491
                                                                                                 -----------
TOTAL CHILE.........................................................................              84,684,610
                                                                                                 -----------
CHINA -- (16.2%)
#*  51job, Inc., ADR................................................................       8,231     755,359
*   58.com, Inc., ADR...............................................................      24,802   1,668,182
    AAC Technologies Holdings, Inc..................................................     634,000   8,147,603
    Agile Group Holdings, Ltd.......................................................   2,128,000   3,285,679
    Agricultural Bank of China, Ltd., Class H.......................................  12,316,000   5,985,014
    Air China, Ltd., Class H........................................................   2,406,000   2,222,118
#*  Alibaba Group Holding, Ltd., Sponsored ADR......................................     527,081  98,685,376
#*  Alibaba Health Information Technology, Ltd......................................     968,000     994,453
*   Aluminum Corp. of China, Ltd., ADR..............................................     107,180   1,236,857
*   Aluminum Corp. of China, Ltd., Class H..........................................   1,514,000     690,381
    Angang Steel Co., Ltd., Class H.................................................     828,000     881,728
    Anhui Conch Cement Co., Ltd., Class H...........................................   1,089,500   7,006,789
    ANTA Sports Products, Ltd.......................................................   1,125,000   5,745,630
    BAIC Motor Corp., Ltd., Class H.................................................   1,725,000   1,433,716
*   Baidu, Inc., Sponsored ADR......................................................     106,675  26,367,926
    Bank of China, Ltd., Class H....................................................  33,922,181  16,025,391
    Bank of Communications Co., Ltd., Class H.......................................   3,692,515   2,673,131
#   BBMG Corp., Class H.............................................................     877,500     346,157
    Beijing Capital International Airport Co., Ltd., Class H........................   1,312,000   1,494,403
    Beijing Enterprises Holdings, Ltd...............................................     372,472   1,817,212
#   Beijing Enterprises Water Group, Ltd............................................   4,292,000   2,346,507
    Brilliance China Automotive Holdings, Ltd.......................................   2,084,000   2,728,301
#   BYD Co., Ltd., Class H..........................................................     644,386   3,660,638
    BYD Electronic International Co., Ltd...........................................     547,000     639,935
    CGN Power Co., Ltd., Class H....................................................   6,045,000   1,603,318
    China Cinda Asset Management Co., Ltd., Class H.................................   6,323,000   1,777,045
    China CITIC Bank Corp., Ltd., Class H...........................................   3,686,928   2,372,992
    China Coal Energy Co., Ltd., Class H............................................   1,577,777     662,820
    China Communications Construction Co., Ltd., Class H............................   3,898,000   4,318,019
    China Communications Services Corp., Ltd., Class H..............................   1,226,000     777,231
    China Conch Venture Holdings, Ltd...............................................     329,000   1,241,138
    China Construction Bank Corp., Class H..........................................  41,584,590  38,020,068
    China Eastern Airlines Corp., Ltd., ADR.........................................       2,200      68,376
    China Eastern Airlines Corp., Ltd., Class H.....................................   1,734,000   1,084,034
    China Energy Engineering Corp., Ltd., Class H...................................     346,000      45,868

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
    China Everbright Bank Co., Ltd., Class H........................................  1,711,000 $   752,587
    China Everbright International, Ltd.............................................  2,332,000   2,845,219
#*  China Evergrande Group..........................................................  3,652,000  10,135,075
#   China Galaxy Securities Co., Ltd., Class H......................................  1,929,500   1,000,416
    China Gas Holdings, Ltd.........................................................  1,845,200   7,485,409
#   China Hongqiao Group, Ltd.......................................................  2,630,000   2,497,435
    China Huarong Asset Management Co., Ltd., Class H............................... 14,265,000   3,638,786
*   China Huishan Dairy Holdings Co., Ltd...........................................  2,888,000         542
    China International Capital Corp., Ltd., Class H................................    347,600     599,716
    China International Marine Containers Group Co., Ltd., Class H..................    346,600     398,405
    China Jinmao Holdings Group, Ltd................................................  3,474,000   1,676,863
    China Life Insurance Co., Ltd., ADR.............................................    542,363   6,822,926
    China Longyuan Power Group Corp., Ltd., Class H.................................  2,767,000   2,577,300
    China Medical System Holdings, Ltd..............................................    530,000     907,608
    China Mengniu Dairy Co., Ltd....................................................  1,631,000   5,061,487
    China Merchants Bank Co., Ltd., Class H.........................................  2,139,054   8,389,937
    China Merchants Port Holdings Co., Ltd..........................................    970,970   2,013,345
#   China Merchants Securities Co., Ltd., Class H...................................    227,800     291,225
    China Minsheng Banking Corp., Ltd., Class H.....................................  2,748,600   2,043,663
    China Mobile, Ltd., Sponsored ADR...............................................    902,501  41,000,620
#   China Molybdenum Co., Ltd., Class H.............................................  1,587,966     813,410
    China National Building Material Co., Ltd., Class H.............................  4,188,000   4,559,255
    China Oilfield Services, Ltd., Class H..........................................  1,164,000   1,064,413
    China Overseas Land & Investment, Ltd...........................................  4,770,000  15,027,543
    China Pacific Insurance Group Co., Ltd., Class H................................  1,016,800   3,978,514
    China Petroleum & Chemical Corp., ADR...........................................    123,421  11,833,577
    China Petroleum & Chemical Corp., Class H....................................... 10,440,800  10,036,136
    China Railway Construction Corp., Ltd., Class H.................................  2,789,000   3,369,080
    China Railway Group, Ltd., Class H..............................................  3,780,000   3,283,716
    China Railway Signal & Communication Corp., Ltd., Class H.......................  1,100,000     780,896
    China Reinsurance Group Corp., Class H..........................................  4,184,000     875,039
    China Resources Beer Holdings Co., Ltd..........................................    849,611   3,828,415
    China Resources Cement Holdings, Ltd............................................  1,252,000   1,431,316
    China Resources Gas Group, Ltd..................................................  1,108,000   5,258,831
    China Resources Land, Ltd.......................................................  3,844,666  14,097,218
    China Resources Pharmaceutical Group, Ltd.......................................    900,000   1,310,115
    China Resources Power Holdings Co., Ltd.........................................  1,790,517   3,458,663
    China Shenhua Energy Co., Ltd., Class H.........................................  2,188,000   4,960,915
    China Southern Airlines Co., Ltd., Sponsored ADR................................     12,306     436,617
    China Southern Airlines Co., Ltd., Class H......................................  2,050,000   1,438,787
    China State Construction International Holdings, Ltd............................  1,914,250   2,282,178
    China Taiping Insurance Holdings Co., Ltd.......................................  1,044,306   3,583,507
#   China Telecom Corp., Ltd., ADR..................................................     55,820   2,633,588
    China Telecom Corp., Ltd., Class H..............................................  3,440,000   1,626,956
    China Unicom Hong Kong, Ltd.....................................................  4,018,000   4,961,284
#   China Unicom Hong Kong, Ltd., ADR...............................................    508,463   6,330,364
    China Vanke Co., Ltd., Class H..................................................    987,600   3,161,990
    Chongqing Rural Commercial Bank Co., Ltd., Class H..............................  2,828,000   1,732,650
    CIFI Holdings Group Co., Ltd....................................................  1,542,000   1,007,339
    CITIC Securities Co., Ltd., Class H.............................................  1,145,500   2,296,579
    CITIC, Ltd......................................................................  3,274,000   4,640,834
    CNOOC, Ltd......................................................................  1,597,000   2,675,530
    CNOOC, Ltd., Sponsored ADR......................................................    104,426  17,543,568
*   COSCO SHIPPING Development Co., Ltd., Class H...................................  2,657,000     424,058
#*  COSCO SHIPPING Holdings Co., Ltd., Class H......................................  2,789,500   1,169,024
    COSCO SHIPPING Ports, Ltd.......................................................    221,786     208,588
    Country Garden Holdings Co., Ltd................................................  4,990,686   7,777,379
*   Country Garden Services Holdings Co., Ltd.......................................    542,492     886,062
    CRRC Corp., Ltd., Class H.......................................................  1,677,000   1,474,713

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
#   CSC Financial Co., Ltd., Class H................................................     62,500 $    42,317
    CSPC Pharmaceutical Group, Ltd..................................................  3,420,000   8,965,778
#*  Ctrip.com International, Ltd., ADR..............................................    212,221   8,732,894
    Dali Foods Group Co., Ltd.......................................................  1,145,500     960,414
    Dalian Port PDA Co., Ltd., Class H..............................................    961,000     137,291
*   Datang International Power Generation Co., Ltd., Class H........................  3,068,000     888,958
    Dongfeng Motor Group Co., Ltd., Class H.........................................  2,126,000   2,137,524
    ENN Energy Holdings, Ltd........................................................    741,000   7,534,275
    Everbright Securities Co., Ltd., Class H........................................    129,400     144,804
    Fosun International, Ltd........................................................  1,692,222   3,102,625
#   Fullshare Holdings, Ltd.........................................................  3,307,500   1,459,886
    Fuyao Glass Industry Group Co., Ltd., Class H...................................    517,200   1,876,212
    Geely Automobile Holdings, Ltd..................................................  4,750,000  10,893,931
    Genscript Biotech Corp..........................................................     40,000      98,188
    GF Securities Co., Ltd., Class H................................................    671,600     942,571
#   Great Wall Motor Co., Ltd., Class H.............................................  1,756,000   1,265,778
    Guangdong Investment, Ltd.......................................................  2,550,000   4,396,231
    Guangshen Railway Co., Ltd., Sponsored ADR......................................     27,353     704,340
    Guangzhou Automobile Group Co., Ltd., Class H...................................  1,585,162   1,492,111
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H.................    140,000     596,531
    Guangzhou R&F Properties Co., Ltd., Class H.....................................  1,808,800   3,256,541
    Guotai Junan Securities Co., Ltd., Class H......................................    253,600     526,106
    Haier Electronics Group Co., Ltd................................................  1,145,000   3,348,596
    Haitian International Holdings, Ltd.............................................    530,000   1,246,053
    Haitong Securities Co., Ltd., Class H...........................................  2,638,800   2,670,718
*   Hanergy Thin Film Power Group, Ltd..............................................  5,416,000      26,776
    Hengan International Group Co., Ltd.............................................    853,000   7,598,481
    Huadian Power International Corp., Ltd., Class H................................  1,738,000     816,794
#   Huaneng Power International, Inc., Sponsored ADR................................     33,952   1,019,239
    Huaneng Power International, Inc., Class H......................................  1,598,000   1,203,906
*   Huatai Securities Co., Ltd., Class H............................................    750,400   1,185,044
#   Huazhu Group, Ltd., ADR.........................................................     82,168   3,287,542
    Huishang Bank Corp., Ltd., Class H..............................................    800,800     346,808
    Industrial & Commercial Bank of China, Ltd., Class H............................ 44,476,185  33,053,086
*   JD.com, Inc., ADR...............................................................    203,735   7,305,937
    Jiangsu Expressway Co., Ltd., Class H...........................................  1,192,000   1,449,982
    Jiangxi Copper Co., Ltd., Class H...............................................  1,026,000   1,298,051
    Kingboard Holdings, Ltd.........................................................    860,000   3,009,500
    Kingboard Laminates Holdings, Ltd...............................................    177,500     213,019
    Kunlun Energy Co., Ltd..........................................................  4,930,000   4,264,805
    Lee & Man Paper Manufacturing, Ltd..............................................  1,126,000   1,097,150
    Legend Holdings Corp., Class H..................................................    337,700   1,009,220
#   Lenovo Group, Ltd............................................................... 10,021,278   5,573,058
    Livzon Pharmaceutical Group, Inc., Class H......................................      2,860      13,475
    Logan Property Holdings Co., Ltd................................................  1,624,000   2,045,551
    Longfor Group Holdings, Ltd.....................................................  1,986,000   5,603,008
*   Maanshan Iron & Steel Co., Ltd., Class H........................................  1,048,000     561,534
    Metallurgical Corp. of China, Ltd., Class H.....................................  1,188,000     348,622
    Minth Group, Ltd................................................................    492,000   1,856,417
*   MMG, Ltd........................................................................    812,000     498,176
*   Momo, Inc., Sponsored ADR.......................................................     59,035   2,421,616
    NetEase, Inc., ADR..............................................................     55,240  14,251,920
    New China Life Insurance Co., Ltd., Class H.....................................    436,700   2,016,073
    New Oriental Education & Technology Group, Inc., Sponsored ADR..................     17,411   1,498,042
    Nexteer Automotive Group, Ltd...................................................    976,000   1,392,664
    Nine Dragons Paper Holdings, Ltd................................................  1,888,000   2,341,750
    Orient Securities Co., Ltd., Class H............................................     32,000      23,387
    People's Insurance Co. Group of China, Ltd. (The), Class H......................  5,044,000   2,258,357
#   PetroChina Co., Ltd., ADR.......................................................    118,623   8,998,741

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES      VALUE>>
                                                                                     --------- --------------
CHINA -- (Continued)
    PetroChina Co., Ltd., Class H................................................... 3,056,000 $    2,327,283
    PICC Property & Casualty Co., Ltd., Class H..................................... 3,603,198      4,071,386
    Ping An Insurance Group Co. of China, Ltd., Class H............................. 3,690,000     34,351,239
    Postal Savings Bank of China Co., Ltd., Class H.................................   958,000        643,994
#   Red Star Macalline Group Corp., Ltd., Class H...................................   184,009        217,210
*   Semiconductor Manufacturing International Corp.................................. 4,418,600      5,358,507
*   Semiconductor Manufacturing International Corp., ADR............................    10,378         63,410
#*  Shanghai Electric Group Co., Ltd., Class H...................................... 1,302,000        436,852
#   Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H..........................   240,500      1,150,462
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H.............................   443,900      1,178,633
    Shengjing Bank Co., Ltd., Class H...............................................   225,000        136,107
    Shenzhou International Group Holdings, Ltd......................................   574,000      7,048,921
    Shimao Property Holdings, Ltd................................................... 2,297,871      6,535,221
    Sino Biopharmaceutical, Ltd..................................................... 5,633,000      7,715,080
    Sino-Ocean Group Holding, Ltd................................................... 2,194,000      1,240,961
    Sinopec Engineering Group Co., Ltd., Class H....................................   812,500        827,766
    Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR.........................     7,417        454,989
    Sinopec Shanghai Petrochemical Co., Ltd., Class H............................... 3,763,000      2,262,636
    Sinopharm Group Co., Ltd., Class H.............................................. 1,310,800      5,548,295
    Sun Art Retail Group, Ltd....................................................... 3,039,500      3,885,489
#   Sunac China Holdings, Ltd.......................................................   953,000      3,116,145
    Sunny Optical Technology Group Co., Ltd.........................................   536,000      8,890,419
*   TAL Education Group, ADR........................................................    24,973        798,886
    Tencent Holdings, Ltd........................................................... 3,704,000    168,585,210
    Tingyi Cayman Islands Holding Corp.............................................. 2,732,000      6,316,718
    TravelSky Technology, Ltd., Class H.............................................   762,000      2,172,108
    Tsingtao Brewery Co., Ltd., Class H.............................................   204,000      1,092,427
*   Vipshop Holdings, Ltd., ADR.....................................................   126,444      1,220,185
    Want Want China Holdings, Ltd................................................... 6,644,000      5,506,342
    Weichai Power Co., Ltd., Class H................................................ 3,416,800      4,180,230
    Xinjiang Goldwind Science & Technology Co., Ltd., Class H.......................   341,319        436,019
    Yanzhou Coal Mining Co., Ltd., Class H.......................................... 1,500,000      1,873,805
    Yum China Holdings, Inc.........................................................   191,181      6,897,810
*   YY, Inc., ADR...................................................................    16,586      1,546,313
    Zhejiang Expressway Co., Ltd., Class H.......................................... 1,332,000      1,131,346
#   Zhongsheng Group Holdings, Ltd..................................................   573,500      1,308,421
    Zhuzhou CRRC Times Electric Co., Ltd., Class H..................................   313,200      1,881,512
    Zijin Mining Group Co., Ltd., Class H........................................... 7,523,000      2,789,084
    Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H...............   724,400        292,465
*   ZTE Corp., Class H..............................................................   454,885        780,087
#   ZTO Express Cayman, Inc., ADR...................................................   139,492      2,766,126
                                                                                               --------------
TOTAL CHINA.........................................................................            1,003,551,109
                                                                                               --------------
COLOMBIA -- (0.5%)
    Banco de Bogota SA..............................................................    48,940      1,159,796
    Bancolombia SA, Sponsored ADR...................................................   111,500      5,118,965
    Bancolombia SA..................................................................   263,306      3,047,991
    Cementos Argos SA...............................................................   306,742        976,311
#   Ecopetrol SA, Sponsored ADR.....................................................   172,877      3,694,382
    Ecopetrol SA.................................................................... 3,327,922      3,534,586
    Grupo Argos SA..................................................................   184,596      1,238,942
    Grupo Aval Acciones y Valores SA, ADR...........................................    84,617        662,551
    Grupo de Inversiones Suramericana SA............................................   260,067      3,248,026
    Grupo Energia Bogota SA ESP..................................................... 1,189,041        826,837
    Grupo Nutresa SA................................................................   169,196      1,576,938
    Interconexion Electrica SA ESP..................................................   613,721      3,014,993
                                                                                               --------------
TOTAL COLOMBIA......................................................................               28,100,318
                                                                                               --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.........................................................................   305,092 $ 8,012,008
    Komercni banka A.S..............................................................    43,650   1,895,212
    Moneta Money Bank A.S...........................................................    30,234     103,706
    O2 Czech Republic A.S...........................................................    70,083     830,303
    Philip Morris CR A.S............................................................       755     520,862
                                                                                               -----------
TOTAL CZECH REPUBLIC................................................................            11,362,091
                                                                                               -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR................................. 1,400,823   6,403,394
    Commercial International Bank Egypt S.A.E., GDR.................................   113,389     518,755
*   Egyptian Financial Group-Hermes Holding Co., GDR................................    33,850      66,346
*   Egyptian Financial Group-Hermes Holding Co., GDR................................    17,482      34,357
                                                                                               -----------
TOTAL EGYPT.........................................................................             7,022,852
                                                                                               -----------
GREECE -- (0.2%)
*   Alpha Bank AE...................................................................   105,217     229,719
*   Eurobank Ergasias SA............................................................       332         344
*   FF Group........................................................................    12,618      88,326
    Hellenic Petroleum SA...........................................................   112,224     938,403
    Hellenic Telecommunications Organization SA.....................................   340,319   4,422,638
    JUMBO SA........................................................................   168,373   2,696,890
    Motor Oil Hellas Corinth Refineries SA..........................................    96,253   2,045,084
*   National Bank of Greece SA......................................................   128,189      41,717
    OPAP SA.........................................................................   278,698   3,111,643
    Titan Cement Co. SA.............................................................    61,385   1,489,193
                                                                                               -----------
TOTAL GREECE........................................................................            15,063,957
                                                                                               -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C................................................... 1,279,647  12,537,842
    OTP Bank P.L.C..................................................................   283,456  10,661,951
    Richter Gedeon Nyrt.............................................................   117,849   2,129,820
                                                                                               -----------
TOTAL HUNGARY.......................................................................            25,329,613
                                                                                               -----------
INDIA -- (13.0%)
*   3M India, Ltd...................................................................        76      25,868
*   5Paisa Capital, Ltd.............................................................     4,048      20,886
    ABB India, Ltd..................................................................    30,827     547,685
    ACC, Ltd........................................................................    74,360   1,666,648
    Adani Enterprises, Ltd..........................................................   274,364     781,798
*   Adani Green Energy, Ltd.........................................................   208,791     183,870
    Adani Ports & Special Economic Zone, Ltd........................................   833,961   4,886,133
*   Adani Transmissions, Ltd........................................................   272,206     671,683
*   Aditya Birla Capital, Ltd.......................................................   684,207   1,464,420
*   Aditya Birla Fashion and Retail, Ltd............................................   411,628     846,110
    Alkem Laboratories, Ltd.........................................................     1,430      44,254
    Ambuja Cements, Ltd.............................................................   724,735   2,437,644
    Apollo Hospitals Enterprise, Ltd................................................    29,982     417,395
    Apollo Tyres, Ltd...............................................................    79,582     341,465
    Ashok Leyland, Ltd.............................................................. 2,765,773   4,546,099
    Asian Paints, Ltd...............................................................   448,324   9,484,509
    Aurobindo Pharma, Ltd...........................................................   652,018   5,625,960
*   Avenue Supermarts, Ltd..........................................................    16,071     388,561
*   Axis Bank, Ltd.................................................................. 1,821,634  14,595,744
    Bajaj Auto, Ltd.................................................................   101,584   4,012,034
    Bajaj Finance, Ltd..............................................................   249,497   9,863,983
    Bajaj Finserv, Ltd..............................................................    71,607   7,306,550
    Bajaj Holdings & Investment, Ltd................................................    60,666   2,572,423

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
    Balkrishna Industries, Ltd......................................................    81,594 $ 1,436,578
    Bank of Baroda..................................................................   932,221   2,088,567
*   Bank of India...................................................................   242,165     333,990
    Berger Paints India, Ltd........................................................   347,022   1,598,914
    Bharat Electronics, Ltd.........................................................   720,775   1,242,628
    Bharat Forge, Ltd...............................................................   306,682   2,881,349
    Bharat Heavy Electricals, Ltd................................................... 1,441,324   1,555,336
    Bharat Petroleum Corp., Ltd.....................................................   829,380   4,738,686
    Bharti Airtel, Ltd.............................................................. 1,900,659  10,830,790
    Bharti Infratel, Ltd............................................................   571,500   2,387,134
    Biocon, Ltd.....................................................................   121,818   1,039,931
    Bosch, Ltd......................................................................     7,147   1,969,839
    Britannia Industries, Ltd.......................................................    31,591   3,020,934
*   Cadila Healthcare, Ltd..........................................................   372,158   2,071,220
    Canara Bank.....................................................................   245,549   1,023,408
    Castrol India, Ltd..............................................................   247,880     631,373
    Cholamandalam Investment and Finance Co., Ltd...................................    70,179   1,466,442
    Cipla, Ltd......................................................................   555,658   5,187,458
    Coal India, Ltd.................................................................   745,896   2,849,732
    Colgate-Palmolive India, Ltd....................................................   115,396   1,928,312
    Container Corp. Of India, Ltd...................................................    79,157     772,356
    Cummins India, Ltd..............................................................    95,747     942,144
    Dabur India, Ltd................................................................   743,476   4,578,489
    Dalmia Bharat, Ltd..............................................................    30,055   1,166,035
    Dewan Housing Finance Corp., Ltd................................................   347,580   3,056,097
    Divi's Laboratories, Ltd........................................................   147,169   2,468,419
    DLF, Ltd........................................................................   707,934   2,029,477
    Dr Reddy's Laboratories, Ltd., ADR..............................................   148,465   4,636,562
    Dr Reddy's Laboratories, Ltd....................................................    71,015   2,215,036
    Edelweiss Financial Services, Ltd...............................................   724,716   3,297,026
    Eicher Motors, Ltd..............................................................    20,610   8,369,561
    Emami, Ltd......................................................................   180,662   1,558,928
    Endurance Technologies, Ltd.....................................................     1,893      38,689
    Exide Industries, Ltd...........................................................   375,923   1,541,185
    Federal Bank, Ltd............................................................... 2,385,532   3,111,120
*   Future Retail, Ltd..............................................................   104,881     819,930
    GAIL India, Ltd.................................................................   824,943   4,523,150
    GAIL India, Ltd., GDR...........................................................    51,184   1,740,671
    Gillette India, Ltd.............................................................       541      52,932
    GlaxoSmithKline Consumer Healthcare, Ltd........................................    13,803   1,308,430
    GlaxoSmithKline Pharmaceuticals, Ltd............................................    13,217     611,441
    Glenmark Pharmaceuticals, Ltd...................................................    47,313     403,478
    Godrej Consumer Products, Ltd...................................................   337,726   6,516,912
    Godrej Industries, Ltd..........................................................    71,533     679,730
    Grasim Industries, Ltd..........................................................   354,970   5,315,565
    GRUH Finance, Ltd...............................................................   194,972     921,540
    Havells India, Ltd..............................................................   234,115   2,168,124
    HCL Technologies, Ltd...........................................................   862,054  12,138,077
    HDFC Bank, Ltd.................................................................. 1,383,984  43,777,904
    Hero MotoCorp, Ltd..............................................................    85,976   4,132,022
    Hindalco Industries, Ltd........................................................ 3,049,055   9,529,767
    Hindustan Petroleum Corp., Ltd..................................................   726,814   3,022,825
    Hindustan Unilever, Ltd.........................................................   992,915  25,124,287
    Housing Development Finance Corp., Ltd.......................................... 1,536,141  44,597,167
*   ICICI Bank, Ltd., Sponsored ADR................................................. 1,163,963  10,277,789
    ICICI Prudential Life Insurance Co., Ltd........................................    90,858     554,137
*   IDBI Bank, Ltd..................................................................    97,901      84,588
*   Idea Cellular, Ltd.............................................................. 5,576,048   4,447,699
    IDFC Bank, Ltd.................................................................. 1,324,674     777,806

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
    IIFL Holdings, Ltd..............................................................   111,769 $ 1,095,901
    Indiabulls Housing Finance, Ltd.................................................   656,568  12,444,756
    Indiabulls Ventures, Ltd........................................................    11,067      96,612
*   Indian Bank.....................................................................   114,252     596,417
    Indian Oil Corp., Ltd........................................................... 1,522,278   3,663,275
    Indraprastha Gas, Ltd...........................................................   240,300   1,067,596
    IndusInd Bank, Ltd..............................................................   173,449   5,060,016
    Info Edge India, Ltd............................................................       522      10,373
#   Infosys, Ltd., Sponsored ADR....................................................   847,888  17,110,380
    Infosys, Ltd.................................................................... 1,805,229  35,927,538
    InterGlobe Aviation, Ltd........................................................    58,641     799,483
    ITC, Ltd........................................................................ 4,651,620  20,207,018
*   Jindal Steel & Power, Ltd.......................................................   564,546   1,690,552
    JSW Steel, Ltd.................................................................. 2,677,650  12,870,273
    Jubilant Foodworks, Ltd.........................................................    52,627   1,081,330
    Kansai Nerolac Paints, Ltd......................................................    70,642     490,445
    Kotak Mahindra Bank, Ltd........................................................   538,866  10,288,436
    L&T Finance Holdings, Ltd.......................................................   792,785   2,038,697
    Larsen & Toubro Infotech, Ltd...................................................    20,968     574,850
    Larsen & Toubro, Ltd............................................................   593,379  11,291,849
    LIC Housing Finance, Ltd........................................................   876,185   6,747,875
    Lupin, Ltd......................................................................   355,461   4,268,604
    Mahindra & Mahindra Financial Services, Ltd.....................................   348,223   2,615,617
    Mahindra & Mahindra, Ltd........................................................   649,954   8,869,972
    Mangalore Refinery & Petrochemicals, Ltd........................................   285,511     337,961
    Marico, Ltd.....................................................................   748,884   3,980,428
    Maruti Suzuki India, Ltd........................................................   138,331  19,255,577
*   Max Financial Services, Ltd.....................................................    11,034      79,766
    Mindtree, Ltd...................................................................    61,790     843,339
    Motherson Sumi Systems, Ltd.....................................................   958,259   4,537,925
    Motilal Oswal Financial Services, Ltd...........................................    34,676     464,222
    Mphasis, Ltd....................................................................    50,145     848,933
    MRF, Ltd........................................................................     2,969   3,440,256
    Muthoot Finance, Ltd............................................................   197,474   1,164,375
    Natco Pharma, Ltd...............................................................     5,022      57,405
    NBCC India, Ltd.................................................................   239,532     246,647
    Nestle India, Ltd...............................................................    37,106   5,728,506
    NHPC, Ltd....................................................................... 2,269,230     787,096
    NTPC, Ltd....................................................................... 1,623,015   3,676,453
    Oberoi Realty, Ltd..............................................................    12,120      87,140
    Oil & Natural Gas Corp., Ltd....................................................   990,901   2,397,031
    Oil India, Ltd..................................................................   271,393     830,378
*   Oracle Financial Services Software, Ltd.........................................    23,161   1,312,170
    Page Industries, Ltd............................................................     5,806   2,456,689
    Petronet LNG, Ltd............................................................... 1,497,580   4,998,679
    Pidilite Industries, Ltd........................................................   195,176   3,208,171
    Piramal Enterprises, Ltd........................................................    82,299   3,206,356
    PNB Housing Finance, Ltd........................................................     9,091     171,560
    Power Finance Corp., Ltd........................................................   860,631   1,099,081
    Power Grid Corp. of India, Ltd.................................................. 1,910,627   5,092,110
*   Praxis Home Retail, Ltd.........................................................     1,458       4,007
    Procter & Gamble Hygiene & Health Care, Ltd.....................................    10,367   1,565,722
*   Punjab National Bank............................................................   669,278     832,725
    Rajesh Exports, Ltd.............................................................   147,784   1,220,327
    Ramco Cements, Ltd. (The).......................................................    47,759     501,715
    RBL Bank, Ltd...................................................................    95,959     804,869
    Reliance Capital, Ltd...........................................................   128,364     788,300
*   Reliance Home Finance, Ltd......................................................   174,706     160,113
    Reliance Industries, Ltd........................................................ 3,145,620  54,431,656

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
INDIA -- (Continued)
    Reliance Industries, Ltd., GDR..................................................      3,374 $    115,391
    Rural Electrification Corp., Ltd................................................  2,049,167    3,518,916
    Shree Cement, Ltd...............................................................     10,928    2,711,633
    Shriram City Union Finance, Ltd.................................................      1,315       36,737
    Shriram Transport Finance Co., Ltd..............................................    193,223    3,910,700
    Siemens, Ltd....................................................................     50,501      729,916
*   State Bank of India.............................................................  1,809,426    7,762,075
*   Steel Authority of India, Ltd...................................................    899,628    1,018,810
    Sun Pharmaceutical Industries, Ltd..............................................    817,270    6,800,168
    Sun TV Network, Ltd.............................................................    129,047    1,456,336
*   Sundaram Finance Holdings, Ltd..................................................     27,690       47,490
    Sundaram Finance, Ltd...........................................................     28,575      623,512
    Tata Chemicals, Ltd.............................................................     44,968      452,226
    Tata Communications, Ltd........................................................     77,814      657,310
    Tata Consultancy Services, Ltd..................................................  1,404,922   39,922,226
    Tata Global Beverages, Ltd......................................................    157,807      570,205
*   Tata Motors, Ltd., Sponsored ADR................................................     41,094      747,911
*   Tata Motors, Ltd................................................................  2,649,020   10,002,661
    Tata Power Co., Ltd. (The)......................................................  2,311,735    2,513,245
    Tata Steel, Ltd.................................................................  1,295,722   10,672,442
    Tech Mahindra, Ltd..............................................................    790,878    7,851,780
    Titan Co., Ltd..................................................................    364,783    4,856,560
    Torrent Pharmaceuticals, Ltd....................................................     94,358    2,100,826
    TVS Motor Co., Ltd..............................................................    131,305      991,733
    UltraTech Cement, Ltd...........................................................     79,522    4,869,040
    United Breweries, Ltd...........................................................     54,550      880,777
*   United Spirits, Ltd.............................................................    338,070    2,895,588
    UPL, Ltd........................................................................    861,942    8,083,034
    Vakrangee, Ltd..................................................................    367,011      257,880
    Vedanta, Ltd....................................................................  4,103,469   13,375,052
    Voltas, Ltd.....................................................................     77,532      643,350
    Whirlpool of India, Ltd.........................................................      4,912      124,664
    Wipro, Ltd......................................................................  1,408,295    5,697,588
    Yes Bank, Ltd...................................................................  2,730,973   14,668,414
    Zee Entertainment Enterprises, Ltd..............................................    681,709    5,233,570
                                                                                                ------------
TOTAL INDIA.........................................................................             804,646,757
                                                                                                ------------
INDONESIA -- (2.5%)
    Adaro Energy Tbk PT............................................................. 53,869,600    7,127,696
    Astra Agro Lestari Tbk PT.......................................................  1,255,245      947,162
    Astra International Tbk PT...................................................... 22,239,310   11,033,427
    Bank Central Asia Tbk PT........................................................  9,371,600   15,127,352
    Bank Danamon Indonesia Tbk PT...................................................  4,531,379    2,068,759
    Bank Mandiri Persero Tbk PT..................................................... 17,933,634    8,279,934
    Bank Negara Indonesia Persero Tbk PT............................................ 11,476,622    5,901,649
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT............................  1,514,200      216,287
    Bank Rakyat Indonesia Persero Tbk PT............................................ 63,168,800   13,458,685
    Bank Tabungan Negara Persero Tbk PT.............................................  7,450,900    1,220,282
    Barito Pacific Tbk PT........................................................... 12,319,700    1,551,969
    Bayan Resources Tbk PT..........................................................     79,500      108,818
    Bukit Asam Tbk PT...............................................................  8,340,900    2,596,227
    Bumi Serpong Damai Tbk PT....................................................... 11,859,700    1,113,333
    Charoen Pokphand Indonesia Tbk PT............................................... 12,216,600    3,833,062
    Gudang Garam Tbk PT.............................................................    812,100    4,236,129
    Indah Kiat Pulp & Paper Corp. Tbk PT............................................  4,753,400    6,334,772
    Indo Tambangraya Megah Tbk PT...................................................    470,100      929,081
    Indocement Tunggal Prakarsa Tbk PT..............................................  1,698,800    1,667,057
    Indofood CBP Sukses Makmur Tbk PT...............................................  3,456,800    2,093,312
    Indofood Sukses Makmur Tbk PT................................................... 14,843,600    6,541,674

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
INDONESIA -- (Continued)
    Indosat Tbk PT..................................................................  1,720,800 $    419,019
    Jasa Marga Persero Tbk PT.......................................................  3,871,113    1,260,469
    Kalbe Farma Tbk PT.............................................................. 27,775,800    2,496,457
    Matahari Department Store Tbk PT................................................  3,313,800    1,848,417
    Mayora Indah Tbk PT............................................................. 19,225,725    4,119,712
    Media Nusantara Citra Tbk PT....................................................  7,939,500      543,392
    Mitra Keluarga Karyasehat Tbk PT................................................  2,463,600      341,624
    Pabrik Kertas Tjiwi Kimia Tbk PT................................................    150,600      151,633
    Pakuwon Jati Tbk PT............................................................. 46,392,900    1,658,647
    Perusahaan Gas Negara Persero Tbk............................................... 12,734,800    1,504,081
    Semen Baturaja Persero Tbk PT...................................................  1,298,200      290,015
    Semen Indonesia Persero Tbk PT..................................................  4,367,400    2,304,508
    Sinar Mas Agro Resources & Technology Tbk PT....................................  1,035,900      277,854
    Surya Citra Media Tbk PT........................................................  8,971,800    1,277,639
    Telekomunikasi Indonesia Persero Tbk PT......................................... 37,216,900    9,228,617
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR..........................    196,768    4,824,751
    Tower Bersama Infrastructure Tbk PT.............................................  2,551,800      929,894
    Unilever Indonesia Tbk PT.......................................................  2,015,700    6,049,837
    United Tractors Tbk PT..........................................................  4,364,696   10,693,098
*   Vale Indonesia Tbk PT...........................................................  3,690,000    1,120,257
    Waskita Karya Persero Tbk PT.................................................... 14,513,179    2,137,608
*   XL Axiata Tbk PT................................................................ 10,996,700    2,103,168
                                                                                                ------------
TOTAL INDONESIA.....................................................................             151,967,364
                                                                                                ------------
MALAYSIA -- (3.1%)
    AFFIN Bank Bhd..................................................................    548,300      346,653
    AirAsia Group Bhd...............................................................  5,016,800    4,403,657
    Alliance Bank Malaysia Bhd......................................................  1,646,800    1,629,108
    AMMB Holdings Bhd...............................................................  2,932,759    2,904,536
    Astro Malaysia Holdings Bhd.....................................................  2,488,700    1,120,909
#   Axiata Group Bhd................................................................  4,014,602    4,348,886
    Batu Kawan Bhd..................................................................    105,400      451,665
    BIMB Holdings Bhd...............................................................  1,138,455    1,113,527
    Boustead Holdings Bhd...........................................................    264,800      155,115
    British American Tobacco Malaysia Bhd...........................................    236,000    1,991,212
#   Bursa Malaysia Bhd..............................................................    194,400      374,250
    Carlsberg Brewery Malaysia Bhd, Class B.........................................     10,900       51,352
    CIMB Group Holdings Bhd.........................................................  4,705,655    6,775,759
    Dialog Group Bhd................................................................  1,487,318    1,217,083
    DiGi.Com Bhd....................................................................  5,082,520    5,695,469
    FGV Holdings Bhd................................................................  4,302,300    1,835,515
    Fraser & Neave Holdings Bhd.....................................................     78,300      719,123
#   Gamuda Bhd......................................................................  2,313,100    2,205,171
    Genting Bhd.....................................................................  5,238,500   11,285,354
    Genting Malaysia Bhd............................................................  3,824,300    4,767,305
#   Genting Plantations Bhd.........................................................    415,600      956,174
    HAP Seng Consolidated Bhd.......................................................    973,700    2,350,619
#   Hartalega Holdings Bhd..........................................................  2,213,600    3,354,046
    Heineken Malaysia Bhd...........................................................     16,500       92,062
    Hong Leong Bank Bhd.............................................................    446,566    2,100,541
    Hong Leong Financial Group Bhd..................................................    673,583    2,998,904
#   IHH Healthcare Bhd..............................................................  1,798,500    2,617,766
    IJM Corp. Bhd...................................................................  4,823,462    2,329,031
#   Inari Amertron Bhd..............................................................  2,004,000    1,210,301
#   IOI Corp. Bhd...................................................................  3,727,905    4,243,804
    IOI Properties Group Bhd........................................................  2,642,329    1,236,915
    Kuala Lumpur Kepong Bhd.........................................................    561,700    3,424,108
*   Lafarge Malaysia Bhd............................................................     16,380       12,765
    Malayan Banking Bhd.............................................................  4,708,636   11,376,150

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Bhd..................................................  1,699,441 $  3,872,360
    Malaysia Building Society Bhd...................................................  2,770,900      763,580
    Maxis Bhd.......................................................................  2,881,400    4,111,538
    MISC Bhd........................................................................  2,259,298    3,717,939
    MMC Corp. Bhd...................................................................  1,730,200      626,081
    My EG Services Bhd..............................................................  1,537,500      470,357
    Nestle Malaysia Bhd.............................................................     44,500    1,617,409
    Petronas Chemicals Group Bhd....................................................  3,389,400    7,454,276
    Petronas Dagangan Bhd...........................................................    307,800    2,047,341
    Petronas Gas Bhd................................................................    890,500    4,108,796
    PPB Group Bhd...................................................................    977,880    3,971,783
#   Press Metal Aluminium Holdings Bhd..............................................  1,919,800    2,263,777
    Public Bank Bhd.................................................................  3,656,014   21,655,796
#   QL Resources Bhd................................................................    574,690      848,652
    RHB Bank Bhd....................................................................  1,405,605    1,883,040
*   Sapura Energy Bhd...............................................................  1,536,800      229,053
#   Sime Darby Bhd..................................................................  2,519,161    1,566,710
#   Sime Darby Plantation Bhd.......................................................  3,018,761    3,905,553
#   Sime Darby Property Bhd.........................................................  3,018,761      997,858
    SP Setia Bhd Group..............................................................  1,340,249      980,909
#   Sunway Bhd......................................................................  2,695,725    1,015,368
#   Telekom Malaysia Bhd............................................................  1,540,864    1,504,097
    Tenaga Nasional Bhd.............................................................  3,977,150   15,366,017
    Top Glove Corp. Bhd.............................................................  1,101,700    2,751,615
    UMW Holdings Bhd................................................................  1,213,666    1,791,923
    United Plantations Bhd..........................................................     49,700      329,950
    Westports Holdings Bhd..........................................................  1,568,000    1,430,816
    YTL Corp. Bhd................................................................... 14,031,099    4,668,176
    YTL Power International Bhd.....................................................  2,843,597      853,666
                                                                                                ------------
TOTAL MALAYSIA......................................................................             188,499,271
                                                                                                ------------
MEXICO -- (4.1%)
#   Alfa S.A.B. de C.V., Class A....................................................  9,141,426   12,448,358
#   America Movil S.A.B. de C.V., Series L.......................................... 48,207,854   41,255,799
    America Movil S.A.B. de C.V., Class L Sponsored ADR.............................    109,448    1,872,655
    Arca Continental S.A.B. de C.V..................................................    605,424    4,020,189
#   Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
      Santand, ADR..................................................................     55,735      465,945
    Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
      Santand, Class B..............................................................  2,837,053    4,784,299
#   Becle S.A.B. de C.V.............................................................     94,390      131,574
*   Cemex S.A.B. de C.V............................................................. 24,758,419   18,491,352
    Coca-Cola Femsa S.A.B. de C.V., Series L........................................    331,815    2,075,874
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...................................     15,150      946,724
#   El Puerto de Liverpool S.A.B. de C.V............................................    293,210    2,185,968
    Fomento Economico Mexicano S.A.B. de C.V........................................  1,526,285   14,993,630
#   Gruma S.A.B. de C.V., Class B...................................................    573,607    7,414,088
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR............................     13,641    1,289,757
    Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B........................    533,221    5,043,895
#   Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR.............................     32,374    5,784,910
#   Grupo Bimbo S.A.B. de C.V., Series A............................................  2,085,945    4,467,864
#   Grupo Carso S.A.B. de C.V., Series A1...........................................    793,269    3,302,849
#   Grupo Elektra S.A.B. de C.V.....................................................     95,655    3,578,565
    Grupo Financiero Banorte S.A.B. de C.V..........................................  2,329,239   16,246,654
#   Grupo Financiero Inbursa S.A.B. de C.V..........................................  3,829,726    6,318,578
    Grupo Lala S.A.B. de C.V........................................................  1,070,588    1,139,073
    Grupo Mexico S.A.B. de C.V., Series B...........................................  6,360,255   20,021,524
    Grupo Televisa S.A.B., Series CPO...............................................  3,641,138   14,488,165
    Grupo Televisa S.A.B., Sponsored ADR............................................    119,073    2,367,171

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
MEXICO -- (Continued)
#*  Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V............  2,300,948 $  3,780,850
#   Industrias Penoles S.A.B. de C.V................................................    368,919    6,254,961
    Infraestructura Energetica Nova S.A.B. de C.V...................................    759,365    3,716,204
#   Kimberly-Clark de Mexico S.A.B. de C.V., Class A................................  2,348,560    4,324,695
*   La Comer S.A.B. de C.V..........................................................     11,756       12,931
    Megacable Holdings S.A.B. de C.V................................................    317,019    1,521,160
    Mexichem S.A.B. de C.V..........................................................  3,082,466   10,786,626
#*  Organizacion Soriana S.A.B. de C.V., Class B....................................  1,072,051    2,024,718
    Promotora y Operadora de Infraestructura S.A.B. de C.V..........................    284,767    2,941,522
    Promotora y Operadora de Infraestructura S.A.B. de C.V..........................      3,236       24,655
#   Wal-Mart de Mexico S.A.B. de C.V................................................  7,198,435   21,014,707
                                                                                                ------------
TOTAL MEXICO........................................................................             251,538,489
                                                                                                ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA, ADR.....................................................     15,158      173,714
    Cia de Minas Buenaventura SAA, ADR..............................................    125,122    1,719,176
    Credicorp, Ltd..................................................................     70,995   16,241,526
*   Grana y Montero SAA, Sponsored ADR..............................................    108,988      411,975
                                                                                                ------------
TOTAL PERU..........................................................................              18,546,391
                                                                                                ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc....................................................  2,290,670    2,488,021
    Aboitiz Power Corp..............................................................  1,888,900    1,323,919
*   Alliance Global Group, Inc...................................................... 10,036,900    2,255,301
    Ayala Corp......................................................................    321,242    6,058,341
    Ayala Land, Inc.................................................................  9,812,818    7,557,040
    Bank of the Philippine Islands..................................................    990,562    1,831,276
    BDO Unibank, Inc................................................................  1,402,852    3,491,723
    Bloomberry Resorts Corp.........................................................  1,016,000      200,723
    DMCI Holdings, Inc.............................................................. 10,645,700    2,367,201
    Emperador, Inc..................................................................  1,850,900      253,698
*   Energy Development Corp.........................................................  2,973,913      285,052
    Globe Telecom, Inc..............................................................     71,135    2,458,663
    GT Capital Holdings, Inc........................................................    147,875    2,699,584
    International Container Terminal Services, Inc..................................  1,287,400    2,158,529
    JG Summit Holdings, Inc.........................................................  2,942,590    3,105,096
    Jollibee Foods Corp.............................................................    639,740    3,254,531
    LT Group, Inc...................................................................  4,387,900    1,487,533
    Manila Electric Co..............................................................    330,680    2,366,086
    Megaworld Corp.................................................................. 19,134,400    1,673,785
    Metro Pacific Investments Corp.................................................. 20,451,700    1,815,325
    Metropolitan Bank & Trust Co....................................................  1,409,167    1,957,916
*   Philippine National Bank........................................................     73,048       64,177
    PLDT, Inc., Sponsored ADR.......................................................     71,330    1,781,823
    PLDT, Inc.......................................................................     89,255    2,239,074
    Puregold Price Club, Inc........................................................  1,734,500    1,479,728
    Robinsons Land Corp.............................................................  3,184,682    1,175,669
    Robinsons Retail Holdings, Inc..................................................    541,860      872,019
    San Miguel Corp.................................................................  1,462,960    3,837,397
    Security Bank Corp..............................................................    375,950    1,437,040
    Semirara Mining & Power Corp....................................................  1,973,600    1,178,358
    SM Investments Corp.............................................................    245,383    4,397,794
    SM Prime Holdings, Inc..........................................................  8,203,110    5,839,958
*   Top Frontier Investment Holdings, Inc...........................................     42,789      208,853
    Universal Robina Corp...........................................................  1,309,160    3,156,831
                                                                                                ------------
TOTAL PHILIPPINES...................................................................              78,758,064
                                                                                                ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
POLAND -- (1.6%)
*   Alior Bank SA...................................................................   213,274 $  4,240,838
*   AmRest Holdings SE..............................................................       344       41,070
    Bank Handlowy w Warszawie SA....................................................    45,291      930,158
*   Bank Millennium SA.............................................................. 1,319,118    3,318,640
    Bank Pekao SA...................................................................   120,869    3,700,924
    Bank Zachodni WBK SA............................................................    40,041    4,015,780
    Budimex SA......................................................................       769       26,281
    CCC SA..........................................................................    36,838    2,269,482
*   CD Projekt SA...................................................................    91,082    4,924,547
*   Cyfrowy Polsat SA...............................................................   442,307    2,876,374
*   Dino Polska SA..................................................................    36,172      992,513
*   Enea SA.........................................................................   154,249      404,472
    Grupa Azoty SA..................................................................    94,368    1,077,068
    Grupa Lotos SA..................................................................   352,784    6,302,436
#   ING Bank Slaski SA..............................................................    37,589    1,975,042
#*  Jastrzebska Spolka Weglowa SA...................................................   115,275    2,488,003
    KGHM Polska Miedz SA............................................................   370,074    9,790,943
    LPP SA..........................................................................     1,669    4,098,732
    mBank SA........................................................................    30,837    3,609,535
*   Orange Polska SA................................................................   872,487    1,189,670
*   PGE Polska Grupa Energetyczna SA................................................ 2,113,421    5,688,318
    Polski Koncern Naftowy Orlen S.A................................................   565,808   14,349,475
*   Polskie Gornictwo Naftowe i Gazownictwo SA...................................... 2,128,072    3,216,112
*   Powszechna Kasa Oszczednosci Bank Polski SA.....................................   740,987    8,455,904
    Powszechny Zaklad Ubezpieczen SA................................................   808,411    9,297,844
*   Tauron Polska Energia SA........................................................ 2,543,816    1,566,682
                                                                                               ------------
TOTAL POLAND........................................................................            100,846,843
                                                                                               ------------
RUSSIA -- (1.7%)
    Gazprom PJSC, Sponsored ADR..................................................... 2,397,765   10,753,017
    Gazprom PJSC, Sponsored ADR.....................................................   387,686    1,760,095
*   Lenta, Ltd., GDR................................................................    48,758      243,302
*   Lenta, Ltd., GDR................................................................    30,830      153,832
    Lukoil PJSC, Sponsored ADR(BYZF386).............................................    68,365    4,888,098
    Lukoil PJSC, Sponsored ADR(BYZDW2900)...........................................   171,816   12,324,578
    Magnitogorsk Iron & Steel Works PJSC, GDR.......................................   199,210    1,922,009
*   Mail.Ru Group, Ltd., GDR........................................................    19,397      525,659
    MegaFon PJSC, GDR...............................................................   139,778    1,326,981
    MMC Norilsk Nickel PJSC, ADR....................................................    36,191      626,647
    MMC Norilsk Nickel PJSC, ADR....................................................   406,377    7,018,560
    Novatek PJSC, GDR...............................................................    41,558    6,598,515
    Novolipetsk Steel PJSC, GDR.....................................................   117,388    3,033,580
    PhosAgro PJSC, GDR..............................................................    83,207    1,099,763
    Rosneft Oil Co. PJSC, GDR.......................................................    54,030      356,598
    Rosneft Oil Co. PJSC, GDR.......................................................   700,727    4,628,965
    Rostelecom PJSC, Sponsored ADR..................................................    20,806      140,024
    Rostelecom PJSC, Sponsored ADR..................................................    78,867      539,597
    RusHydro PJSC, ADR..............................................................    12,131       12,980
    RusHydro PJSC, ADR.............................................................. 1,196,354    1,224,687
    Sberbank of Russia PJSC, Sponsored ADR.......................................... 1,818,206   25,577,737
    Severstal PJSC, GDR.............................................................   191,829    3,130,220
    Tatneft PJSC, Sponsored ADR.....................................................   142,560    9,827,236
    VTB Bank PJSC, GDR.............................................................. 1,358,280    2,119,493
    VTB Bank PJSC, GDR.............................................................. 1,913,221    2,984,625
    X5 Retail Group NV, GDR.........................................................    63,506    1,701,961
                                                                                               ------------
TOTAL RUSSIA........................................................................            104,518,759
                                                                                               ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
SOUTH AFRICA -- (7.9%)
    Absa Group, Ltd................................................................. 2,001,955 $ 26,080,925
    Anglo American Platinum, Ltd....................................................    87,998    2,706,816
    AngloGold Ashanti, Ltd..........................................................    30,125      264,442
    AngloGold Ashanti, Ltd., Sponsored ADR.......................................... 1,637,102   14,553,837
    Aspen Pharmacare Holdings, Ltd..................................................   574,874   11,136,148
    Assore, Ltd.....................................................................    23,402      487,730
    AVI, Ltd........................................................................   429,602    3,567,303
    Bid Corp., Ltd..................................................................   694,776   13,891,781
    Bidvest Group, Ltd. (The).......................................................   873,084   12,410,715
    Capitec Bank Holdings, Ltd......................................................    75,595    5,459,063
    Clicks Group, Ltd...............................................................   390,747    5,734,983
    Discovery, Ltd..................................................................   595,256    7,672,540
*   Distell Group Holdings, Ltd.....................................................    54,658      533,401
    Exxaro Resources, Ltd...........................................................   554,000    5,458,832
    FirstRand, Ltd.................................................................. 4,821,116   25,340,282
#   Foschini Group, Ltd. (The)......................................................   381,091    4,975,971
#   Gold Fields, Ltd., Sponsored ADR................................................ 3,443,277   12,877,856
    Imperial Holdings, Ltd..........................................................   583,684    9,463,773
    Investec, Ltd...................................................................   684,825    4,948,659
#   Kumba Iron Ore, Ltd.............................................................   164,394    3,637,105
    Liberty Holdings, Ltd...........................................................   302,881    2,649,927
    Life Healthcare Group Holdings, Ltd............................................. 3,525,337    6,429,206
    MMI Holdings, Ltd............................................................... 2,065,622    2,665,298
    Mondi, Ltd......................................................................   303,793    8,323,841
    Mr. Price Group, Ltd............................................................   439,100    7,833,456
    MTN Group, Ltd.................................................................. 3,471,662   30,201,225
    Naspers, Ltd., Class N..........................................................   343,296   84,508,725
#   Nedbank Group, Ltd..............................................................   545,382   11,285,971
    NEPI Rockcastle P.L.C...........................................................   360,968    3,342,962
    Netcare, Ltd.................................................................... 2,825,287    5,794,161
    Novus Holdings, Ltd.............................................................    82,866       23,894
    Pick n Pay Stores, Ltd..........................................................   261,842    1,478,415
    Pioneer Foods Group, Ltd........................................................   141,627    1,249,221
    PSG Group, Ltd..................................................................   183,235    3,238,970
    Sanlam, Ltd..................................................................... 2,150,416   12,467,468
    Sappi, Ltd...................................................................... 1,826,701   13,055,310
    Sasol, Ltd......................................................................   129,124    5,088,457
#   Sasol, Ltd., Sponsored ADR......................................................   771,710   30,567,433
    Shoprite Holdings, Ltd..........................................................   905,692   14,979,137
#*  Sibanye Gold, Ltd............................................................... 3,894,346    2,383,743
#   SPAR Group, Ltd. (The)..........................................................   284,382    4,141,382
    Standard Bank Group, Ltd........................................................ 2,064,368   31,920,715
#*  Steinhoff International Holdings NV............................................. 3,896,458      733,778
    Telkom SA SOC, Ltd..............................................................   445,270    1,710,368
    Tiger Brands, Ltd...............................................................   311,532    8,257,752
    Truworths International, Ltd....................................................   979,184    6,082,847
    Vodacom Group, Ltd..............................................................   757,800    8,074,024
    Woolworths Holdings, Ltd........................................................ 2,502,184    9,720,929
                                                                                               ------------
TOTAL SOUTH AFRICA..................................................................            489,410,777
                                                                                               ------------
SOUTH KOREA -- (16.3%)
#   Amorepacific Corp...............................................................    30,623    7,327,386
    AMOREPACIFIC Group..............................................................    42,761    3,665,178
#   BGF Co., Ltd....................................................................   216,994    1,847,172
    BNK Financial Group, Inc........................................................   459,795    3,687,218
#*  Celltrion Pharm, Inc............................................................     7,682      485,305
#*  Celltrion, Inc..................................................................    82,751   20,152,504
*   Chabiotech Co., Ltd.............................................................     9,715      122,548
    Cheil Worldwide, Inc............................................................    57,841    1,045,884

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     SHARES    VALUE>>
                                                                                     ------- -----------
SOUTH KOREA -- (Continued)
    CJ CGV Co., Ltd.................................................................  18,162 $   976,226
    CJ CheilJedang Corp.............................................................  20,429   6,181,275
    CJ Corp.........................................................................  44,364   5,576,680
    CJ ENM Co., Ltd.................................................................   1,275     264,764
*   CJ Logistics Corp...............................................................  14,891   2,013,836
    Com2uSCorp......................................................................  11,105   1,510,420
    Coway Co., Ltd..................................................................  80,403   6,752,172
    Cuckoo Holdings Co., Ltd........................................................   1,093     156,824
*   Cuckoo Homesys Co., Ltd.........................................................     922     181,898
    Daelim Industrial Co., Ltd......................................................  45,714   3,207,555
*   Daewoo Engineering & Construction Co., Ltd...................................... 155,474     790,855
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd...............................  71,856   1,696,709
    DB Insurance Co., Ltd........................................................... 149,451   8,619,326
    DGB Financial Group, Inc........................................................ 250,979   2,101,193
#   Dongsuh Cos., Inc...............................................................  15,171     346,038
    Dongwon Systems Corp............................................................     417      12,527
    Doosan Corp.....................................................................  21,369   1,989,528
*   Doosan Heavy Industries & Construction Co., Ltd................................. 191,142   2,578,408
#*  Doosan Infracore Co., Ltd....................................................... 492,270   4,445,886
    Douzone Bizon Co., Ltd..........................................................   4,142     200,985
    E-MART, Inc.....................................................................  22,857   4,468,473
#   Fila Korea, Ltd.................................................................  57,807   1,641,399
    Grand Korea Leisure Co., Ltd....................................................  38,572     851,300
    Green Cross Corp................................................................   2,754     438,409
    Green Cross Holdings Corp.......................................................  22,011     587,867
#   GS Engineering & Construction Corp..............................................  78,919   3,208,324
    GS Holdings Corp................................................................ 180,713   8,697,359
    GS Home Shopping, Inc...........................................................   4,597     818,110
    GS Retail Co., Ltd..............................................................  53,143   1,583,157
    Hana Financial Group, Inc....................................................... 480,370  19,314,538
#*  Hanall Biopharma Co., Ltd.......................................................   7,801     169,747
    Hankook Tire Co., Ltd........................................................... 132,767   5,269,710
    Hanmi Pharm Co., Ltd............................................................   5,814   2,210,563
    Hanmi Science Co., Ltd..........................................................  10,405     645,951
    Hanon Systems................................................................... 266,528   2,552,454
#   Hanssem Co., Ltd................................................................  16,476   1,421,258
#*  Hanwha Aerospace Co., Ltd.......................................................  50,134   1,011,244
    Hanwha Chemical Corp............................................................ 233,776   4,433,696
    Hanwha Corp..................................................................... 185,255   5,331,411
    Hanwha Life Insurance Co., Ltd.................................................. 927,493   4,288,277
*   HDC Hyundai Development Co.-Engineering & Construction, Class E.................  64,482   3,314,429
    Hite Jinro Co., Ltd.............................................................  48,621     791,183
#*  HLB, Inc........................................................................  20,527   1,249,014
    Hotel Shilla Co., Ltd...........................................................  29,719   2,657,469
*   Hugel, Inc......................................................................   2,135     913,097
*   Hyosung Advanced Materials Corp.................................................   7,969   1,211,109
*   Hyosung Chemical Corp...........................................................   5,674     854,663
    Hyosung Corp....................................................................  24,540     978,869
*   Hyosung Heavy Industries Corp...................................................  16,588     784,413
*   Hyosung TNC Co., Ltd............................................................   7,698   1,531,136
#*  Hyundai Construction Equipment Co., Ltd.........................................   8,892   1,060,457
    Hyundai Department Store Co., Ltd...............................................  27,576   2,429,944
    Hyundai Development Co.-Engineering & Construction..............................  46,148   1,097,583
    Hyundai Elevator Co., Ltd.......................................................  12,902   1,057,128
    Hyundai Engineering & Construction Co., Ltd..................................... 152,385   8,009,196
    Hyundai Glovis Co., Ltd.........................................................  25,586   3,138,400
    Hyundai Greenfood Co., Ltd......................................................  38,183     462,807
*   Hyundai Heavy Industries Co., Ltd...............................................  52,698   5,034,552
*   Hyundai Heavy Industries Holdings Co., Ltd......................................  21,736   6,535,745

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     SHARES    VALUE>>
                                                                                     ------- -----------
SOUTH KOREA -- (Continued)
    Hyundai Home Shopping Network Corp..............................................   5,020 $   493,940
    Hyundai Marine & Fire Insurance Co., Ltd........................................ 204,185   6,696,336
#*  Hyundai Merchant Marine Co., Ltd................................................ 162,208     696,422
#*  Hyundai Mipo Dockyard Co., Ltd..................................................  20,360   1,707,282
    Hyundai Mobis Co., Ltd..........................................................  61,715  12,580,333
    Hyundai Motor Co................................................................ 143,088  16,582,936
#*  Hyundai Rotem Co., Ltd..........................................................  32,868     798,015
    Hyundai Steel Co................................................................ 191,753   9,241,510
#   Hyundai Wia Corp................................................................  25,756   1,086,202
    Iljin Materials Co., Ltd........................................................  17,651     840,471
    Industrial Bank of Korea........................................................ 407,761   5,712,629
    Innocean Worldwide, Inc.........................................................   3,114     153,819
    IS Dongseo Co., Ltd.............................................................   8,114     204,614
    Jeil Pharmaceutical Co., Ltd....................................................     157       4,845
    Kakao Corp......................................................................  28,202   2,843,685
    Kakao M Corp....................................................................   7,273     587,352
    Kangwon Land, Inc............................................................... 104,801   2,433,916
    KB Financial Group, Inc......................................................... 306,138  14,714,029
#   KB Financial Group, Inc., ADR...................................................  61,821   2,982,863
    KCC Corp........................................................................   8,686   2,633,326
#   KEPCO Plant Service & Engineering Co., Ltd......................................  30,975     954,831
    Kia Motors Corp................................................................. 384,791  10,909,064
#   KIWOOM Securities Co., Ltd......................................................  22,115   1,844,209
    Kolon Industries, Inc...........................................................  33,244   1,822,802
#*  Komipharm International Co., Ltd................................................  23,890     506,464
*   Korea Aerospace Industries, Ltd.................................................  37,044   1,163,830
#   Korea Electric Power Corp., Sponsored ADR....................................... 130,759   1,919,542
    Korea Electric Power Corp....................................................... 216,158   6,423,246
*   Korea Gas Corp..................................................................  38,768   2,020,289
    Korea Investment Holdings Co., Ltd..............................................  76,958   4,930,339
    Korea Kolmar Co., Ltd...........................................................  20,573   1,255,517
#   Korea Petrochemical Ind Co., Ltd................................................   6,572   1,471,226
    Korea Zinc Co., Ltd.............................................................  12,459   4,600,926
    Korean Air Lines Co., Ltd....................................................... 157,134   4,114,999
    Korean Reinsurance Co...........................................................  69,779     689,193
    KT Corp., Sponsored ADR.........................................................  82,100   1,124,770
    KT&G Corp....................................................................... 103,456  10,228,282
    Kumho Petrochemical Co., Ltd....................................................  31,285   3,170,772
*   Kumho Tire Co., Inc............................................................. 104,196     583,504
    LG Chem, Ltd....................................................................  48,103  16,178,161
    LG Corp......................................................................... 124,805   8,413,074
#   LG Display Co., Ltd., ADR....................................................... 808,137   7,580,325
#   LG Display Co., Ltd............................................................. 525,059   9,954,161
    LG Electronics, Inc............................................................. 204,025  13,675,373
#   LG Household & Health Care, Ltd.................................................  13,908  15,061,191
    LG Innotek Co., Ltd.............................................................  31,119   4,546,317
    LG International Corp...........................................................  23,266     491,597
    LG Uplus Corp................................................................... 405,345   5,580,471
    LIG Nex1 Co., Ltd...............................................................  11,058     343,309
    Lotte Chemical Corp.............................................................  42,164  13,579,411
    Lotte Chilsung Beverage Co., Ltd................................................      60      75,084
    Lotte Confectionery Co., Ltd....................................................     237      33,435
    LOTTE Fine Chemical Co., Ltd....................................................  26,238   1,447,050
#   LOTTE Himart Co., Ltd...........................................................  12,164     840,067
    Lotte Shopping Co., Ltd.........................................................  17,991   3,317,886
    LS Corp.........................................................................  33,839   2,273,440
    LS Industrial Systems Co., Ltd..................................................  27,263   1,768,136
    Macquarie Korea Infrastructure Fund............................................. 463,303   3,748,685
#   Mando Corp......................................................................  49,410   1,852,283

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
SOUTH KOREA -- (Continued)
    Medy-Tox, Inc...................................................................     6,364 $  4,090,633
    Meritz Financial Group, Inc.....................................................   128,182    1,435,155
    Meritz Fire & Marine Insurance Co., Ltd.........................................   148,940    2,450,890
    Meritz Securities Co., Ltd......................................................   775,459    2,455,154
    Mirae Asset Daewoo Co., Ltd.....................................................   566,637    4,139,953
*   Naturecell Co., Ltd.............................................................     5,139       33,217
    NAVER Corp......................................................................    37,790   24,245,813
    NCSoft Corp.....................................................................    16,404    5,662,758
#   Netmarble Corp..................................................................    13,796    1,789,622
    Nexen Tire Corp.................................................................    64,506      619,776
    NH Investment & Securities Co., Ltd.............................................   236,346    2,757,599
*   NHN Entertainment Corp..........................................................    13,146      739,868
    NongShim Co., Ltd...............................................................     4,711    1,239,130
    OCI Co., Ltd....................................................................    37,609    3,338,721
    Orion Corp......................................................................     8,589    1,025,124
#   Orion Holdings Corp.............................................................    87,464    1,772,225
    Ottogi Corp.....................................................................     1,053      830,985
#*  Pan Ocean Co., Ltd..............................................................   431,074    1,988,441
    Paradise Co., Ltd...............................................................    42,701      673,996
    POSCO, Sponsored ADR............................................................   104,186    7,642,043
    POSCO...........................................................................    70,065   20,621,203
#   POSCO Chemtech Co., Ltd.........................................................    20,052      887,580
    Posco Daewoo Corp...............................................................    79,776    1,370,322
    S-1 Corp........................................................................    25,186    1,953,752
#*  Samsung Biologics Co., Ltd......................................................     6,405    2,137,174
    Samsung C&T Corp................................................................    51,407    5,686,819
    Samsung Card Co., Ltd...........................................................    45,152    1,430,057
    Samsung Electro-Mechanics Co., Ltd..............................................    55,896    7,694,221
    Samsung Electronics Co., Ltd., GDR..............................................    52,509   53,896,880
    Samsung Electronics Co., Ltd.................................................... 4,912,950  203,937,673
*   Samsung Engineering Co., Ltd....................................................   107,691    1,642,511
    Samsung Fire & Marine Insurance Co., Ltd........................................    48,894   11,940,278
*   Samsung Heavy Industries Co., Ltd...............................................   653,222    3,794,765
    Samsung Life Insurance Co., Ltd.................................................    57,757    4,972,571
    Samsung SDI Co., Ltd............................................................    51,696   10,621,146
    Samsung SDS Co., Ltd............................................................    30,938    5,802,756
    Samsung Securities Co., Ltd.....................................................   102,328    2,984,285
    Seoul Semiconductor Co., Ltd....................................................    47,279      763,412
    SFA Engineering Corp............................................................    28,906      950,228
    Shinhan Financial Group Co., Ltd................................................   328,846   12,828,052
    Shinhan Financial Group Co., Ltd., ADR..........................................    81,412    3,192,979
    Shinsegae, Inc..................................................................    15,316    4,545,186
    SK Discovery Co., Ltd...........................................................    52,040    1,542,795
*   SK Holdings Co., Ltd............................................................    52,616   12,402,655
    SK Hynix, Inc...................................................................   821,484   63,492,796
    SK Innovation Co., Ltd..........................................................    79,370   14,096,622
#   SK Materials Co., Ltd...........................................................     9,016    1,463,981
    SK Networks Co., Ltd............................................................   311,683    1,312,165
    SK Telecom Co., Ltd., Sponsored ADR.............................................    24,883      616,850
    SK Telecom Co., Ltd.............................................................    19,738    4,411,240
    SKC Co., Ltd....................................................................    45,410    1,743,683
    SKCKOLONPI, Inc.................................................................     3,459      158,368
    S-Oil Corp......................................................................    48,433    5,087,049
#   Ssangyong Cement Industrial Co., Ltd............................................   246,810    1,162,104
    Taekwang Industrial Co., Ltd....................................................       214      280,094
    Tongyang Life Insurance Co., Ltd................................................    60,459      400,701
    WONIK IPS Co., Ltd..............................................................     6,099      160,727
    Woori Bank......................................................................   648,788    9,806,384
    Woori Bank, Sponsored ADR.......................................................     3,749      172,117

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES      VALUE>>
                                                                                     ---------- --------------
SOUTH KOREA -- (Continued)
    Young Poong Corp................................................................        438 $      298,409
    Youngone Corp...................................................................     39,869      1,076,996
    Yuhan Corp......................................................................      9,386      1,873,348
#*  Yungjin Pharmaceutical Co., Ltd.................................................     60,994        409,157
                                                                                                --------------
TOTAL SOUTH KOREA...................................................................             1,008,031,721
                                                                                                --------------
TAIWAN -- (15.4%)
#   Accton Technology Corp..........................................................    624,000      2,084,400
    Acer, Inc.......................................................................  4,849,811      3,974,666
#   Advantech Co., Ltd..............................................................    471,663      3,127,512
    Airtac International Group......................................................    152,518      1,660,854
    ASE Technology Holding Co., Ltd., ADR...........................................    133,966        664,473
    ASE Technology Holding Co., Ltd.................................................  7,079,782     18,148,268
    Asia Cement Corp................................................................  3,670,758      4,902,922
*   Asia Pacific Telecom Co., Ltd...................................................  2,975,000        773,673
    Asustek Computer, Inc...........................................................  1,099,180      9,475,364
#   AU Optronics Corp., Sponsored ADR...............................................    326,626      1,443,687
#   AU Optronics Corp............................................................... 29,635,873     12,826,136
    Casetek Holdings, Ltd...........................................................    371,709        865,505
    Catcher Technology Co., Ltd.....................................................  1,524,429     18,777,218
    Cathay Financial Holding Co., Ltd...............................................  6,857,450     11,826,336
    Chailease Holding Co., Ltd......................................................  2,451,916      8,024,318
    Chang Hwa Commercial Bank, Ltd..................................................  8,867,283      5,247,860
#   Cheng Shin Rubber Industry Co., Ltd.............................................  3,477,965      5,379,006
    Chicony Electronics Co., Ltd....................................................  1,172,497      2,657,799
*   China Airlines, Ltd.............................................................  9,417,536      3,048,927
    China Development Financial Holding Corp........................................ 22,365,121      8,192,640
    China Life Insurance Co., Ltd...................................................  4,289,014      4,543,277
    China Motor Corp................................................................    825,000        713,248
*   China Petrochemical Development Corp............................................  3,819,000      1,763,235
    China Steel Corp................................................................ 16,351,932     13,367,307
    Chipbond Technology Corp........................................................  1,027,000      2,214,086
    Chroma ATE, Inc.................................................................    336,000      1,896,084
    Chunghwa Precision Test Tech Co., Ltd...........................................     16,000        408,619
#   Chunghwa Telecom Co., Ltd., Sponsored ADR.......................................    266,427      9,183,739
    Chunghwa Telecom Co., Ltd.......................................................  1,693,000      5,867,135
    Compal Electronics, Inc.........................................................  8,616,541      5,361,570
    Compeq Manufacturing Co., Ltd...................................................  2,481,000      2,470,900
    CTBC Financial Holding Co., Ltd................................................. 20,702,175     14,046,258
    CTCI Corp.......................................................................  1,199,000      1,796,822
    Delta Electronics, Inc..........................................................  2,064,486      7,197,721
    E Ink Holdings, Inc.............................................................  1,003,000      1,292,481
    E.Sun Financial Holding Co., Ltd................................................ 15,030,377     10,489,611
#   Eclat Textile Co., Ltd..........................................................    258,402      2,977,319
    Elite Material Co., Ltd.........................................................    434,000      1,249,103
    Ennoconn Corp...................................................................     41,000        508,425
#*  Epistar Corp....................................................................  2,139,000      2,653,591
    Eternal Materials Co., Ltd......................................................  1,630,591      1,460,795
    Eva Airways Corp................................................................  7,272,592      3,592,907
*   Evergreen Marine Corp. Taiwan, Ltd..............................................  4,633,008      2,100,939
    Far Eastern New Century Corp....................................................  7,623,085      8,140,301
    Far EasTone Telecommunications Co., Ltd.........................................  2,601,000      6,173,168
    Farglory Land Development Co., Ltd..............................................    114,393        116,843
    Feng TAY Enterprise Co., Ltd....................................................    500,424      2,884,022
    First Financial Holding Co., Ltd................................................ 16,076,226     11,058,381
#   FLEXium Interconnect, Inc.......................................................    458,000      1,618,527
    Formosa Chemicals & Fibre Corp..................................................  2,951,518     11,644,131
    Formosa Petrochemical Corp......................................................  1,719,000      6,775,148
    Formosa Plastics Corp...........................................................  3,678,153     13,544,403

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
TAIWAN -- (Continued)
    Formosa Taffeta Co., Ltd........................................................  1,264,000 $ 1,339,333
    Foxconn Technology Co., Ltd.....................................................  1,494,627   3,714,640
    Fubon Financial Holding Co., Ltd................................................  8,817,233  14,628,168
    General Interface Solution Holding, Ltd.........................................    368,000   2,501,422
*   Genius Electronic Optical Co., Ltd..............................................     81,000   1,282,278
    Giant Manufacturing Co., Ltd....................................................    489,506   2,099,396
#   Gigabyte Technology Co., Ltd....................................................    559,000   1,125,349
    Globalwafers Co., Ltd...........................................................    233,000   3,944,293
#   Gourmet Master Co., Ltd.........................................................    111,840   1,008,507
    HannStar Display Corp...........................................................  7,103,000   2,079,757
#   Highwealth Construction Corp....................................................  1,084,190   1,676,983
#   Hiwin Technologies Corp.........................................................    267,722   2,628,149
    Hon Hai Precision Industry Co., Ltd............................................. 13,156,653  36,088,417
#   Hota Industrial Manufacturing Co., Ltd..........................................    290,235   1,238,176
    Hotai Motor Co., Ltd............................................................    390,000   3,395,870
#*  HTC Corp........................................................................    399,235     704,484
    Hua Nan Financial Holdings Co., Ltd............................................. 12,147,307   7,285,292
#   Innolux Corp.................................................................... 29,692,241  11,182,902
#   Inventec Corp...................................................................  5,034,550   4,028,669
    Kenda Rubber Industrial Co., Ltd................................................    805,377     851,742
    King Slide Works Co., Ltd.......................................................     57,000     787,217
    King Yuan Electronics Co., Ltd..................................................  1,471,000   1,271,241
    King's Town Bank Co., Ltd.......................................................  1,629,000   1,715,586
    Kinsus Interconnect Technology Corp.............................................    365,000     657,440
    Largan Precision Co., Ltd.......................................................    133,860  22,540,131
    LCY Chemical Corp...............................................................    817,123   1,376,751
    Lien Hwa Industrial Corp........................................................     76,000      98,146
#   Lite-On Technology Corp.........................................................  4,435,410   5,829,174
#   Long Chen Paper Co., Ltd........................................................  1,312,509   1,154,857
*   Macronix International..........................................................  2,803,000   3,908,630
#   MediaTek, Inc...................................................................  1,342,995  11,169,202
    Mega Financial Holding Co., Ltd................................................. 18,390,369  16,382,126
#   Merida Industry Co., Ltd........................................................    145,287     700,642
    Merry Electronics Co., Ltd......................................................    223,000   1,189,287
#   Micro-Star International Co., Ltd...............................................  1,080,000   3,714,593
    Nan Ya Plastics Corp............................................................  4,778,599  13,278,247
    Nanya Technology Corp...........................................................  1,155,010   2,971,631
    Nien Made Enterprise Co., Ltd...................................................    219,000   1,897,689
    Novatek Microelectronics Corp...................................................    883,000   4,275,959
#   Parade Technologies, Ltd........................................................     82,000   1,249,636
#   Pegatron Corp...................................................................  4,155,345   9,257,140
    Phison Electronics Corp.........................................................    250,000   2,077,712
    Pou Chen Corp...................................................................  6,126,487   6,739,345
    Powertech Technology, Inc.......................................................  2,217,819   6,284,399
    Poya International Co., Ltd.....................................................     73,275     785,293
    President Chain Store Corp......................................................    795,831   8,767,430
    Qisda Corp......................................................................  3,366,000   2,513,474
#   Quanta Computer, Inc............................................................  4,491,000   7,773,929
    Realtek Semiconductor Corp......................................................    728,950   2,937,305
*   Ruentex Development Co., Ltd....................................................  1,587,050   1,764,140
#   Ruentex Industries, Ltd.........................................................  1,064,182   2,040,908
    Shin Kong Financial Holding Co., Ltd............................................ 13,934,656   5,293,525
#   Silergy Corp....................................................................     55,000   1,265,071
    Simplo Technology Co., Ltd......................................................    280,000   1,627,486
#   Sino-American Silicon Products, Inc.............................................  1,338,000   4,607,887
    SinoPac Financial Holdings Co., Ltd............................................. 17,276,101   6,498,159
    St Shine Optical Co., Ltd.......................................................     58,000   1,279,328
    Standard Foods Corp.............................................................    624,418   1,208,658
    Synnex Technology International Corp............................................  1,640,343   2,344,374

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
TAIWAN -- (Continued)
    Taichung Commercial Bank Co., Ltd...............................................    166,442 $     55,194
*   TaiMed Biologics, Inc...........................................................    109,000      912,301
    Taishin Financial Holding Co., Ltd.............................................. 15,915,023    7,808,621
    Taiwan Business Bank............................................................  6,473,684    2,136,669
#   Taiwan Cement Corp..............................................................  6,287,291    8,090,578
    Taiwan Cooperative Financial Holding Co., Ltd................................... 13,484,278    8,245,857
    Taiwan FamilyMart Co., Ltd......................................................     85,000      547,261
#   Taiwan Fertilizer Co., Ltd......................................................  1,215,000    1,708,062
*   Taiwan Glass Industry Corp......................................................  2,181,374    1,184,418
    Taiwan High Speed Rail Corp.....................................................  2,031,000    1,650,280
    Taiwan Mobile Co., Ltd..........................................................  2,215,300    7,638,431
    Taiwan Paiho, Ltd...............................................................    168,000      348,396
    Taiwan Secom Co., Ltd...........................................................    420,670    1,219,182
    Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR.....................  1,815,491   74,816,384
    Taiwan Semiconductor Manufacturing Co., Ltd..................................... 23,066,808  184,435,441
#*  Tatung Co., Ltd.................................................................  3,317,000    4,239,391
    Teco Electric and Machinery Co., Ltd............................................  2,903,000    2,122,160
    Tong Yang Industry Co., Ltd.....................................................    693,000    1,019,889
#*  TPK Holding Co., Ltd............................................................    805,000    1,596,487
    Transcend Information, Inc......................................................    353,181      894,735
    Tripod Technology Corp..........................................................    821,870    2,271,918
    Uni-President Enterprises Corp..................................................  6,976,033   18,452,953
#   United Microelectronics Corp.................................................... 35,268,000   20,197,281
    Vanguard International Semiconductor Corp.......................................    704,000    1,800,200
    Voltronic Power Technology Corp.................................................     64,350    1,118,043
#   Walsin Lihwa Corp...............................................................  5,643,000    3,845,053
#   Walsin Technology Corp..........................................................    393,000    4,475,699
    Wan Hai Lines, Ltd..............................................................  1,467,800      797,293
#   Win Semiconductors Corp.........................................................    499,034    2,416,891
#   Winbond Electronics Corp........................................................  6,757,407    4,414,867
    Wintek Corp.....................................................................    604,760        6,778
#   Wistron Corp....................................................................  6,562,940    5,077,795
    WPG Holdings, Ltd...............................................................  2,347,869    3,261,226
#   Yageo Corp......................................................................    252,682    6,467,888
    Yuanta Financial Holding Co., Ltd............................................... 16,914,806    7,802,619
#   Yulon Motor Co., Ltd............................................................    869,000      601,153
    Zhen Ding Technology Holding, Ltd...............................................  1,297,700    3,060,189
                                                                                                ------------
TOTAL TAIWAN........................................................................             952,986,818
                                                                                                ------------
THAILAND -- (3.0%)
    Advanced Info Service PCL.......................................................  1,483,600    9,007,731
    Airports of Thailand PCL........................................................  5,550,300   11,052,221
    Bangchak Corp. PCL..............................................................  1,453,500    1,529,080
    Bangkok Bank PCL................................................................    207,800    1,299,140
    Bangkok Dusit Medical Services PCL..............................................  5,314,500    4,233,070
    Bangkok Expressway & Metro PCL.................................................. 13,894,199    3,487,122
    Bangkok Life Assurance PCL......................................................    583,900      579,161
    Banpu PCL.......................................................................  4,609,350    2,923,273
    Banpu Power PCL.................................................................    837,900      614,510
    Berli Jucker PCL................................................................  1,309,800    2,244,022
    BTS Group Holdings PCL..........................................................  5,935,700    1,685,974
    Bumrungrad Hospital PCL.........................................................    402,600    2,196,330
    Carabao Group PCL...............................................................    298,700      428,702
    Central Pattana PCL.............................................................  1,717,900    3,911,359
    Central Plaza Hotel PCL.........................................................  1,091,200    1,434,926
    CH Karnchang PCL................................................................    500,300      398,496
    Charoen Pokphand Foods PCL......................................................  7,313,600    5,990,250
    CP ALL PCL......................................................................  5,689,600   12,868,723
    Delta Electronics Thailand PCL..................................................    710,400    1,489,342

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
THAILAND -- (Continued)
    Electricity Generating PCL......................................................    176,800 $  1,227,556
    Energy Absolute PCL.............................................................  2,027,900    2,179,063
    Esso Thailand PCL...............................................................  2,616,000    1,124,400
    Global Power Synergy PCL........................................................    530,900    1,101,055
    Glow Energy PCL.................................................................    737,100    2,071,501
    Home Product Center PCL.........................................................  8,021,113    3,544,045
    Indorama Ventures PCL...........................................................  1,976,800    3,535,305
    Intouch Holdings PCL............................................................    716,000    1,210,550
    IRPC PCL........................................................................ 13,659,000    2,648,048
    Jasmine International PCL.......................................................  5,215,000      846,438
    Kasikornbank PCL................................................................    990,400    6,697,926
    Kasikornbank PCL................................................................     75,400      491,788
    Kiatnakin Bank PCL..............................................................    753,600    1,642,200
    Krung Thai Bank PCL.............................................................  6,294,087    3,594,459
    Krungthai Card PCL..............................................................  1,904,000    1,645,326
    Land & Houses PCL...............................................................    790,000      284,941
    Land & Houses PCL...............................................................  2,877,040    1,037,706
    Minor International PCL.........................................................  2,330,270    2,661,565
    MK Restaurants Group PCL........................................................    501,100    1,122,091
    Muangthai Capital PCL...........................................................  1,256,600    1,520,233
    Pruksa Holding PCL..............................................................  1,867,300    1,150,576
    PTT Exploration & Production PCL................................................  1,900,155    7,910,173
    PTT Global Chemical PCL.........................................................  2,453,272    6,028,103
    PTT PCL......................................................................... 16,434,000   25,315,374
    Ratchaburi Electricity Generating Holding PCL...................................    661,500    1,023,963
    Robinson PCL....................................................................    506,800      963,484
    Siam Cement PCL (The)...........................................................    172,700    2,335,888
    Siam Cement PCL (The)...........................................................    230,100    3,098,431
    Siam City Cement PCL............................................................    111,567      798,105
    Siam Commercial Bank PCL (The)..................................................  1,254,166    5,277,525
    Siam Global House PCL...........................................................  2,170,633    1,135,227
    Srisawad Corp. PCL..............................................................    619,611      721,669
    Star Petroleum Refining PCL.....................................................  4,141,000    1,817,211
    Thai Oil PCL....................................................................  2,348,200    5,664,053
    Thai Union Group PCL............................................................  2,117,640    1,043,862
    Thanachart Capital PCL..........................................................  1,638,000    2,523,219
    Tisco Financial Group PCL.......................................................    555,600    1,302,579
    TMB Bank PCL.................................................................... 19,603,800    1,355,237
    Total Access Communication PCL..................................................    551,500      679,636
    Total Access Communication PCL..................................................  1,459,300    1,798,356
    TPI Polene PCL..................................................................  1,277,900       72,979
    TPI Polene Power PCL............................................................  1,314,600      239,054
    True Corp. PCL.................................................................. 23,148,731    4,348,650
    TTW PCL.........................................................................    581,700      218,553
    VGI Global Media PCL............................................................  2,988,700      637,805
    WHA Corp. PCL...................................................................  9,805,200    1,155,287
                                                                                                ------------
TOTAL THAILAND......................................................................             186,174,627
                                                                                                ------------
TURKEY -- (0.9%)
    Akbank Turk A.S.................................................................  2,726,782    4,014,921
    Anadolu Efes Biracilik Ve Malt Sanayii A.S......................................    238,530    1,003,306
    Arcelik A.S.....................................................................    280,843      720,518
    Aselsan Elektronik Sanayi Ve Ticaret A.S........................................     93,060      512,325
    BIM Birlesik Magazalar A.S......................................................    361,723    5,199,101
    Coca-Cola Icecek A.S............................................................    163,722      984,819
    Enka Insaat ve Sanayi A.S.......................................................    806,244      799,846
    Eregli Demir ve Celik Fabrikalari TAS...........................................  2,461,933    5,524,697
    Ford Otomotiv Sanayi A.S........................................................    126,138    1,513,329
    KOC Holding A.S.................................................................  1,011,450    2,857,414

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      SHARES      VALUE>>
                                                                                     --------- --------------
TURKEY -- (Continued)
#   Petkim Petrokimya Holding A.S................................................... 1,304,636 $    1,179,385
    TAV Havalimanlari Holding A.S...................................................   393,004      2,320,250
    Tekfen Holding A.S..............................................................    38,847        153,857
    Tofas Turk Otomobil Fabrikasi A.S...............................................   212,178        991,667
#   Tupras Turkiye Petrol Rafinerileri A.S..........................................   248,087      5,435,940
*   Turk Hava Yollari AO............................................................ 1,457,515      5,129,134
*   Turk Telekomunikasyon A.S.......................................................   802,767        784,327
    Turkcell Iletisim Hizmetleri A.S................................................ 1,664,980      4,375,372
#   Turkcell Iletisim Hizmetleri A.S., ADR..........................................    73,838        479,209
#   Turkiye Garanti Bankasi A.S..................................................... 2,586,760      3,732,164
#   Turkiye Halk Bankasi A.S........................................................ 1,332,954      1,882,753
    Turkiye Is Bankasi, Class C..................................................... 2,849,158      2,946,736
    Turkiye Sise ve Cam Fabrikalari A.S............................................. 1,716,332      1,744,496
    Turkiye Vakiflar Bankasi TAO.................................................... 1,893,088      1,586,518
#*  Ulker Biskuvi Sanayi A.S........................................................   223,469        793,239
#*  Yapi ve Kredi Bankasi A.S....................................................... 2,425,128      1,045,363
                                                                                               --------------
TOTAL TURKEY........................................................................               57,710,686
                                                                                               --------------
TOTAL COMMON STOCKS.................................................................            5,889,620,506
                                                                                               --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
    Banco Bradesco SA............................................................... 2,718,984     22,116,693
*   Centrais Eletricas Brasileiras SA, Class B......................................   210,346      1,080,508
    Cia Brasileira de Distribuicao..................................................   243,459      5,393,551
    Gerdau SA....................................................................... 1,199,021      5,328,556
    Itau Unibanco Holding SA........................................................ 4,057,827     48,651,111
    Lojas Americanas SA.............................................................   497,171      2,402,867
    Petroleo Brasileiro SA.......................................................... 2,860,161     15,027,409
    Telefonica Brasil SA............................................................   314,262      3,437,934
    Usinas Siderurgicas de Minas Gerais SA, Class A.................................   691,700      1,634,663
                                                                                               --------------
TOTAL BRAZIL........................................................................              105,073,292
                                                                                               --------------
CHILE -- (0.0%)
    Embotelladora Andina SA, Class B................................................   202,294        827,897
                                                                                               --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA.............................................................   175,169      2,163,478
    Bancolombia SA..................................................................    30,330        348,367
    Grupo Argos SA..................................................................    55,405        333,523
    Grupo Aval Acciones y Valores SA................................................ 3,848,843      1,524,624
    Grupo de Inversiones Suramericana SA............................................   113,386      1,364,319
                                                                                               --------------
TOTAL COLOMBIA......................................................................                5,734,311
                                                                                               --------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group..............................................................   407,394         85,188
                                                                                               --------------
SOUTH KOREA -- (0.0%)
*   Mirae Asset Daewoo Co., Ltd.....................................................    59,745        218,655
                                                                                               --------------
TOTAL PREFERRED STOCKS..............................................................              111,939,343
                                                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
MALAYSIA -- (0.0%)
*   Sunway Bhd Warrants 10/03/24....................................................   121,700         11,227
                                                                                               --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         SHARES      VALUE>>
                                                                                       ---------- --------------
TAIWAN -- (0.0%)
*     Acer, Inc. Rights 07/06/18......................................................      5,385 $          123
*     Hiwin Technologies Corp. Rights 08/31/18........................................      8,906         14,256
                                                                                                  --------------
TOTAL TAIWAN..........................................................................                    14,379
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................................................                    25,606
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................................................             6,001,585,455
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (2.9%)
@(S)  DFA Short Term Investment Fund.................................................. 15,493,508    179,275,374
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,148,076,008)^^...........................................................              $6,180,860,829
                                                                                                  ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $  320,869,389             --   --    $  320,869,389
   Chile................................     84,684,610             --   --        84,684,610
   China................................    278,237,388 $  725,313,721   --     1,003,551,109
   Colombia.............................     28,100,318             --   --        28,100,318
   Czech Republic.......................             --     11,362,091   --        11,362,091
   Egypt................................        585,101      6,437,751   --         7,022,852
   Greece...............................             --     15,063,957   --        15,063,957
   Hungary..............................             --     25,329,613   --        25,329,613
   India................................     33,071,903    771,574,854   --       804,646,757
   Indonesia............................      4,824,751    147,142,613   --       151,967,364
   Malaysia.............................             --    188,499,271   --       188,499,271
   Mexico...............................    251,538,489             --   --       251,538,489
   Peru.................................     18,546,391             --   --        18,546,391
   Philippines..........................      1,781,823     76,976,241   --        78,758,064
   Poland...............................             --    100,846,843   --       100,846,843
   Russia...............................     13,239,989     91,278,770   --       104,518,759
   South Africa.........................     58,532,527    430,878,250   --       489,410,777
   South Korea..........................     32,927,239    975,104,482   --     1,008,031,721
   Taiwan...............................     86,108,283    866,878,535   --       952,986,818
   Thailand.............................    186,174,627             --   --       186,174,627
   Turkey...............................        479,209     57,231,477   --        57,710,686
Preferred Stocks
   Brazil...............................    105,073,292             --   --       105,073,292
   Chile................................        827,897             --   --           827,897
   Colombia.............................      5,734,311             --   --         5,734,311
   Malaysia.............................             --         85,188   --            85,188
   South Korea..........................             --        218,655   --           218,655
Rights/Warrants
   Malaysia.............................             --         11,227   --            11,227
   Taiwan...............................             --         14,379   --            14,379
Securities Lending Collateral...........             --    179,275,374   --       179,275,374
                                         -------------- --------------   --    --------------
TOTAL................................... $1,511,337,537 $4,669,523,292   --    $6,180,860,829
                                         ============== ==============   ==    ==============

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
COMMON STOCKS -- (93.6%)
BRAZIL -- (6.3%)
    AES Tiete Energia SA............................................................ 2,235,597 $ 6,027,827
    AES Tiete Energia SA............................................................       878         475
    Aliansce Shopping Centers SA.................................................... 1,185,766   4,773,646
*   Alliar Medicos A Frente SA......................................................   179,700     631,509
    Alupar Investimento SA.......................................................... 1,373,666   5,983,918
    Anima Holding SA................................................................   295,600   1,181,360
    Arezzo Industria e Comercio SA..................................................   472,135   5,365,028
*   Azul SA, ADR....................................................................   358,114   6,857,883
*   B2W Cia Digital................................................................. 1,398,184  10,486,477
    Banco ABC Brasil SA.............................................................    31,590     130,626
*   Biosev SA.......................................................................     2,500       2,198
*   BR Malls Participacoes SA....................................................... 8,118,922  21,523,266
    BR Properties SA................................................................   868,653   2,087,563
*   Brasil Brokers Participacoes SA................................................. 2,352,967     200,610
    BrasilAgro - Co. Brasileira de Propriedades Agricolas...........................   275,742   1,030,001
    Cia de Locacao das Americas.....................................................   143,900   1,104,180
    Cia de Saneamento de Minas Gerais-COPASA........................................   665,892   7,217,245
    Cia de Saneamento do Parana.....................................................   416,287   4,937,814
    Cia Energetica de Minas Gerais.................................................. 1,428,889   2,752,476
    Cia Hering...................................................................... 1,540,736   6,054,900
    Cia Paranaense de Energia, Sponsored ADR........................................   127,664     694,492
    Cia Paranaense de Energia.......................................................   196,200     993,206
*   Cia Siderurgica Nacional SA..................................................... 6,063,664  14,830,798
*   Construtora Tenda SA............................................................   561,135   3,975,323
*   Cosan Logistica SA..............................................................   817,362   2,243,047
    CSU Cardsystem SA...............................................................   241,035     475,224
    CVC Brasil Operadora e Agencia de Viagens SA....................................   983,527  11,556,108
    Cyrela Brazil Realty SA Empreendimentos e Participacoes......................... 2,816,667   8,697,725
    Cyrela Commercial Properties SA Empreendimentos e Participacoes.................    41,900     111,189
    Dimed SA Distribuidora da Medicamentos..........................................     1,100      99,643
*   Direcional Engenharia SA........................................................ 1,273,509   2,347,982
    Duratex SA...................................................................... 3,250,833   8,817,169
    EcoRodovias Infraestrutura e Logistica SA....................................... 2,475,007   5,143,488
    EDP - Energias do Brasil SA..................................................... 3,364,514  12,236,063
    Embraer SA, Sponsored ADR.......................................................   261,258   5,342,726
    Energisa SA.....................................................................   656,380   5,300,636
*   Eneva SA........................................................................   436,100   1,452,389
    Equatorial Energia SA........................................................... 1,951,558  31,847,422
    Estacio Participacoes SA........................................................ 3,217,790  22,247,529
*   Even Construtora e Incorporadora SA............................................. 2,176,288   2,156,980
    Ez Tec Empreendimentos e Participacoes SA.......................................   784,442   3,619,892
    Fleury SA....................................................................... 1,778,455  12,973,676
    Fras-Le SA......................................................................   234,360     305,961
*   Gafisa SA.......................................................................   310,116   1,010,502
    Gafisa SA, ADR..................................................................    73,263     478,407
*   Gol Linhas Aereas Inteligentes SA, ADR..........................................   342,144   2,507,916
    Grendene SA..................................................................... 2,752,351   5,712,523
    Guararapes Confeccoes SA........................................................    83,800   2,137,812
*   Helbor Empreendimentos SA....................................................... 2,569,948     718,953
    Iguatemi Empresa de Shopping Centers SA......................................... 1,289,095  11,560,743
    Industrias Romi SA..............................................................    86,800     145,002
    Instituto Hermes Pardini SA.....................................................   213,858   1,049,547
    International Meal Co. Alimentacao SA, Class A.................................. 1,369,695   2,663,995
    Iochpe-Maxion SA................................................................ 1,163,752   7,146,906
*   JHSF Participacoes SA...........................................................   919,947     262,261

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- ------------
BRAZIL -- (Continued)
*   JSL SA..........................................................................   584,907 $    635,819
*   Kepler Weber SA.................................................................   135,346      375,390
    Light SA........................................................................   723,407    2,521,025
    Linx SA.........................................................................   781,036    3,864,290
    Localiza Rent a Car SA.......................................................... 1,912,234   12,100,167
    Magnesita Refratarios SA........................................................   371,991    6,794,014
    Mahle-Metal Leve SA.............................................................   500,114    3,664,278
    Marcopolo SA....................................................................   545,400      406,874
*   Marfrig Global Foods SA......................................................... 2,412,440    5,270,564
*   Marisa Lojas SA.................................................................   768,020      906,490
*   Mills Estruturas e Servicos de Engenharia SA.................................... 1,109,308      641,355
*   Minerva SA...................................................................... 1,003,369    2,015,667
    Movida Participacoes SA.........................................................   432,815      669,985
    MRV Engenharia e Participacoes SA............................................... 2,907,560   10,233,359
    Multiplan Empreendimentos Imobiliarios SA....................................... 1,917,750   10,259,883
    Multiplus SA....................................................................   478,484    3,531,294
    Natura Cosmeticos SA............................................................   183,118    1,419,746
    Odontoprev SA................................................................... 2,678,521    9,512,878
*   Paranapanema SA................................................................. 2,461,343      826,284
*   Petro Rio SA....................................................................    64,000    1,367,714
    Porto Seguro SA.................................................................   653,043    8,629,988
    Portobello SA...................................................................   906,451    1,060,219
*   Profarma Distribuidora de Produtos Farmaceuticos SA.............................   140,302      204,848
    QGEP Participacoes SA...........................................................   845,794    3,646,111
    Qualicorp Consultoria e Corretora de Seguros SA................................. 2,251,805   12,029,065
    Restoque Comercio e Confeccoes de Roupas SA.....................................   137,181      955,765
*   RNI Negocios Imobiliarios SA....................................................     4,138        3,627
    Santos Brasil Participacoes SA.................................................. 2,686,440    1,932,536
    Sao Carlos Empreendimentos e Participacoes SA...................................    82,109      634,418
    Sao Martinho SA................................................................. 1,514,386    7,867,883
    Ser Educacional SA..............................................................   537,517    2,533,417
    SLC Agricola SA.................................................................   632,873    8,919,879
    Smiles Fidelidade SA............................................................   505,800    6,899,784
    Sonae Sierra Brasil SA..........................................................   281,046    1,542,522
*   Springs Global Participacoes SA.................................................   125,500      260,811
    Sul America SA.................................................................. 2,893,754   17,015,730
    T4F Entretenimento SA...........................................................   320,600      717,513
*   Technos SA......................................................................   286,300      155,610
*   Tecnisa SA...................................................................... 1,488,036      519,364
    Tegma Gestao Logistica SA.......................................................   328,102    1,555,147
*   Terra Santa Agro SA.............................................................     4,000       10,529
    TOTVS SA........................................................................   826,626    6,488,266
    TPI--Triunfo Participacoes e Investimentos SA...................................   329,501      150,998
    Transmissora Alianca de Energia Eletrica SA..................................... 2,802,418   15,089,886
    Tupy SA.........................................................................   605,808    3,249,118
    Usinas Siderurgicas de Minas Gerais SA..........................................    42,600      138,243
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A   786,475    3,803,192
    Via Varejo SA...................................................................   205,862      392,165
    Via Varejo SA................................................................... 1,919,619   10,888,735
*   Vulcabras Azaleia SA............................................................   601,926      902,897
    Wiz Solucoes e Corretagem de Seguros SA.........................................   539,544    1,135,640
                                                                                               ------------
TOTAL BRAZIL........................................................................            477,563,219
                                                                                               ------------

CHILE -- (1.6%)
    AES Gener SA.................................................................... 4,976,592    1,321,743
    Banvida SA......................................................................    28,774       18,769
    Besalco SA...................................................................... 2,971,715    2,748,771
    CAP SA..........................................................................   797,759    8,255,979

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ----------- ------------
CHILE -- (Continued)
    Cementos BIO BIO SA.............................................................     352,724 $    508,834
*   Cia Pesquera Camanchaca SA......................................................   1,074,292      106,815
*   Cia Sud Americana de Vapores SA................................................. 166,163,659    4,893,105
*   Clinica Las Condes SA...........................................................       3,190      199,990
    Cristalerias de Chile SA........................................................     130,323    1,224,055
    Embotelladora Andina SA, Class B ADR............................................      20,423      509,145
    Empresa Nacional de Telecomunicaciones SA.......................................     697,429    6,582,841
*   Empresas AquaChile SA...........................................................   1,490,932      911,971
    Empresas Hites SA...............................................................   1,238,776    1,078,049
*   Empresas La Polar SA............................................................  19,698,286    1,173,721
    Empresas Lipigas SA.............................................................       2,128       19,653
    Engie Energia Chile SA..........................................................   5,699,945   11,618,952
*   Enjoy SA........................................................................   2,562,139      224,980
    Forus SA........................................................................     821,357    2,447,026
    Grupo Security SA...............................................................   6,907,622    3,287,306
    Hortifrut SA....................................................................      36,333      113,088
    Instituto de Diagnostico SA.....................................................       2,928       10,899
    Inversiones Aguas Metropolitanas SA.............................................   3,850,330    6,071,223
    Inversiones La Construccion SA..................................................     348,530    5,847,590
    Masisa SA.......................................................................  19,599,481    1,234,216
    Multiexport Foods SA............................................................   4,947,927    2,451,677
    Parque Arauco SA................................................................   6,065,705   16,958,426
    PAZ Corp. SA....................................................................   1,318,253    2,066,847
    Ripley Corp. SA.................................................................   9,123,096    8,583,145
    Salfacorp SA....................................................................   3,452,957    5,333,107
    Sigdo Koppers SA................................................................     980,262    1,544,761
*   SMU SA..........................................................................   1,845,913      549,943
    Sociedad Matriz SAAM SA.........................................................  38,968,340    3,679,031
    Socovesa SA.....................................................................   3,136,770    1,647,709
    SONDA SA........................................................................   3,608,814    5,489,118
    Vina Concha y Toro SA...........................................................   4,493,989    9,668,054
                                                                                                 ------------
TOTAL CHILE.........................................................................              118,380,539
                                                                                                 ------------

CHINA -- (16.1%)
*   21Vianet Group, Inc., ADR.......................................................     555,733    5,246,120
    361 Degrees International, Ltd..................................................   5,552,000    1,617,960
    3SBio, Inc......................................................................   4,617,500    9,851,600
*   500.com, Ltd., Class A ADR......................................................     130,778    1,830,892
*   51job, Inc., ADR................................................................     117,722   10,803,348
*   A8 New Media Group, Ltd.........................................................   5,228,000      260,095
    AAG Energy Holdings, Ltd........................................................     219,000       42,662
*   Advanced Semiconductor Manufacturing Corp., Ltd., Class H.......................   1,112,000      113,511
    Ajisen China Holdings, Ltd......................................................   4,260,000    1,757,363
    AKM Industrial Co., Ltd.........................................................   2,660,000      442,407
#*  Alibaba Pictures Group, Ltd.....................................................  54,060,000    6,416,128
    AMVIG Holdings, Ltd.............................................................   2,508,000      616,889
    Anhui Expressway Co., Ltd., Class H.............................................   2,962,000    1,741,684
#*  Anton Oilfield Services Group...................................................  12,730,000    1,879,801
*   Anxin-China Holdings, Ltd.......................................................  16,347,000      150,369
*   Aowei Holdings, Ltd.............................................................   1,833,000      467,504
*   Art Group Holdings, Ltd.........................................................     320,000       12,017
    Asia Cement China Holdings Corp.................................................   3,072,500    2,370,083
#*  Asian Citrus Holdings, Ltd......................................................   2,314,000       33,166
*   ATA, Inc., ADR..................................................................         500        2,185
    Ausnutria Dairy Corp., Ltd......................................................   1,246,000    1,810,090
#*  AVIC International Holding HK, Ltd..............................................  43,771,722    1,247,835
#   AVIC International Holdings, Ltd., Class H......................................   1,960,000    1,048,458
    AviChina Industry & Technology Co., Ltd., Class H...............................  12,524,000    7,705,054
    BAIOO Family Interactive, Ltd...................................................   5,960,000      411,816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
CHINA -- (Continued)
    Bank of Chongqing Co., Ltd., Class H............................................  2,439,500 $1,553,802
    Bank of Tianjin Co., Ltd., Class H..............................................     22,500     13,118
*   Bank of Zhengzhou Co., Ltd., Class H............................................    105,000     56,549
*   Baofeng Modern International Holdings Co., Ltd..................................    234,000     14,646
*   Baoye Group Co., Ltd., Class H..................................................  1,758,000  1,019,301
*   Baozun, Inc., Sponsored ADR.....................................................    136,671  7,906,417
    BBI Life Sciences Corp..........................................................  1,299,000    483,847
#   BBMG Corp., Class H.............................................................  1,432,000    564,897
    Beijing Capital International Airport Co., Ltd., Class H........................  1,002,000  1,141,304
    Beijing Capital Land, Ltd., Class H.............................................  8,548,500  3,715,462
*   Beijing Enterprises Clean Energy Group, Ltd..................................... 53,568,570  1,203,657
*   Beijing Enterprises Environment Group, Ltd......................................    625,000     61,503
#*  Beijing Enterprises Medical & Health Group, Ltd................................. 30,162,000  1,501,854
#   Beijing Enterprises Water Group, Ltd............................................  6,646,000  3,633,478
*   Beijing Gas Blue Sky Holdings, Ltd..............................................  6,512,000    423,489
    Beijing Jingneng Clean Energy Co., Ltd., Class H................................  9,722,000  2,170,229
#   Beijing North Star Co., Ltd., Class H...........................................  5,912,000  1,925,396
#*  Beijing Properties Holdings, Ltd................................................ 10,632,000    542,674
    Beijing Urban Construction Design & Development Group Co., Ltd., Class H........  2,032,000    922,196
#   Best Pacific International Holdings, Ltd........................................  2,128,000    785,630
    BII Railway Transportation Technology Holdings Co., Ltd.........................  2,636,000    175,017
    Billion Industrial Holdings, Ltd................................................     44,000     59,477
*   Bitauto Holdings, Ltd., ADR.....................................................    175,017  4,256,413
#*  Boer Power Holdings, Ltd........................................................  2,768,000    275,345
    Bosideng International Holdings, Ltd............................................ 20,196,000  3,038,132
#*  Boyaa Interactive International, Ltd............................................  3,273,000    905,424
    Brilliant Circle Holdings International, Ltd....................................    250,000     30,017
#   BYD Electronic International Co., Ltd...........................................  1,242,500  1,453,600
    C C Land Holdings, Ltd.......................................................... 15,311,015  3,459,643
#*  C.banner International Holdings, Ltd............................................  4,867,000    465,411
    Cabbeen Fashion, Ltd............................................................  1,566,000    578,635
#   Canvest Environmental Protection Group Co., Ltd.................................  4,729,000  2,596,953
*   Capital Environment Holdings, Ltd............................................... 21,762,000    616,898
*   CAR, Inc........................................................................  5,915,000  5,873,136
#*  Carnival Group International Holdings, Ltd...................................... 26,200,000  1,152,652
    Carrianna Group Holdings Co., Ltd...............................................  2,031,257    300,124
*   CECEP COSTIN New Materials Group, Ltd...........................................  4,494,000     64,412
#   Central China Real Estate, Ltd..................................................  6,545,626  2,992,680
#   Central China Securities Co., Ltd., Class H.....................................  4,305,000  1,221,103
*   Century Sunshine Group Holdings, Ltd............................................ 12,725,000    357,024
*   CGN Meiya Power Holdings Co., Ltd...............................................  9,134,000  1,490,735
    Changshouhua Food Co., Ltd......................................................  1,773,000    828,643
    Changyou.com, Ltd., ADR.........................................................     79,825  1,088,813
#   Chaowei Power Holdings, Ltd.....................................................  4,529,000  2,246,910
*   Cheetah Mobile, Inc., ADR.......................................................    205,689  1,752,470
*   Chigo Holding, Ltd.............................................................. 20,666,000    208,441
#*  Chiho Environmental Group, Ltd..................................................  2,108,000    819,718
    China Aerospace International Holdings, Ltd..................................... 17,454,500  1,512,719
    China Agri-Industries Holdings, Ltd............................................. 14,885,800  5,909,570
#   China Aircraft Leasing Group Holdings, Ltd......................................  1,627,500  1,661,858
#   China All Access Holdings, Ltd..................................................  6,278,000    608,825
    China Aluminum Cans Holdings, Ltd...............................................    432,000     59,550
*   China Animal Healthcare, Ltd....................................................  3,671,000    100,830
#   China Animation Characters Co., Ltd.............................................  5,444,000  1,886,610
#   China Aoyuan Property Group, Ltd................................................  8,910,000  6,550,620
*   China Beidahuang Industry Group Holdings, Ltd...................................  4,032,000    133,692
    China BlueChemical, Ltd......................................................... 12,878,000  4,784,280
#*  China Chengtong Development Group, Ltd..........................................  2,628,000     98,864
*   China City Infrastructure Group, Ltd............................................  1,220,000     59,641

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd., Class H.............................. 15,302,000 $ 9,700,808
    China Conch Venture Holdings, Ltd...............................................  4,559,000  17,198,625
    China Datang Corp. Renewable Power Co., Ltd., Class H........................... 15,306,000   2,887,264
*   China Daye Non-Ferrous Metals Mining, Ltd.......................................  7,434,000      64,727
    China Distance Education Holdings, Ltd., ADR....................................     22,918     170,968
    China Dongxiang Group Co., Ltd.................................................. 24,303,985   4,030,550
#*  China Dynamics Holdings, Ltd.................................................... 10,040,000     148,716
#   China Electronics Huada Technology Co., Ltd.....................................  5,858,000     597,491
#   China Electronics Optics Valley Union Holding Co., Ltd.......................... 14,592,000     967,057
#*  China Energine International Holdings, Ltd......................................  6,166,000     204,628
    China Everbright, Ltd...........................................................  6,106,000  10,793,130
*   China Fiber Optic Network System Group, Ltd.....................................  9,639,999     161,259
    China Financial Services Holdings, Ltd..........................................  7,270,000     565,312
#   China Foods, Ltd................................................................  6,744,000   3,522,172
*   China Glass Holdings, Ltd.......................................................  4,632,000     348,750
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A...............  4,428,000   2,969,022
*   China Greenfresh Group Co., Ltd.................................................  2,904,000     440,322
#   China Greenland Broad Greenstate Group Co., Ltd.................................  5,628,000     644,060
    China Hanking Holdings, Ltd.....................................................  4,368,000     501,952
#   China Harmony New Energy Auto Holding, Ltd......................................  6,001,000   2,522,753
*   China High Precision Automation Group, Ltd......................................  1,289,000      37,566
#   China High Speed Transmission Equipment Group Co., Ltd..........................  2,578,000   3,206,248
*   China Huiyuan Juice Group, Ltd..................................................  4,929,500     951,477
    China International Marine Containers Group Co., Ltd., Class H..................     91,300     104,946
*   China ITS Holdings Co., Ltd.....................................................  2,912,412     109,695
    China Jinmao Holdings Group, Ltd................................................ 17,922,300   8,650,904
    China Lesso Group Holdings, Ltd.................................................  7,387,000   4,537,008
    China Lilang, Ltd...............................................................  3,484,000   4,256,489
#*  China Logistics Property Holdings Co., Ltd......................................    811,000     279,860
#*  China Longevity Group Co., Ltd..................................................  1,076,350      35,243
*   China LotSynergy Holdings, Ltd.................................................. 31,280,000     515,573
    China Machinery Engineering Corp., Class H......................................  6,714,000   3,597,082
#   China Maple Leaf Educational Systems, Ltd.......................................  8,268,000   7,098,619
    China Medical System Holdings, Ltd..............................................  5,765,500   9,873,231
    China Meidong Auto Holdings, Ltd................................................  2,292,000     822,265
#   China Merchants Land, Ltd....................................................... 11,772,000   1,938,860
*   China Metal Resources Utilization, Ltd..........................................    172,000     106,227
*   China Minsheng Drawin Technology Group, Ltd.....................................    500,000      12,691
#*  China Minsheng Financial Holding Corp., Ltd.....................................  3,870,000     167,779
#*  China Modern Dairy Holdings, Ltd................................................  3,418,000     571,542
    China National Building Material Co., Ltd., Class H............................. 29,180,450  31,767,222
#   China New Town Development Co., Ltd............................................. 11,720,648     374,563
#   China NT Pharma Group Co., Ltd..................................................  5,642,000   1,210,904
*   China Nuclear Energy Technology Corp., Ltd......................................  3,192,000     374,761
#*  China Oceanwide Holdings, Ltd...................................................  4,994,000     255,406
    China Oil & Gas Group, Ltd...................................................... 32,918,000   2,644,248
*   China Online Education Group, ADR...............................................      9,684      96,840
#   China Oriental Group Co., Ltd...................................................  3,590,000   3,122,368
*   China Outfitters Holdings, Ltd..................................................     24,000         752
    China Overseas Grand Oceans Group, Ltd.......................................... 12,921,749   4,515,450
    China Overseas Property Holdings, Ltd........................................... 10,065,000   3,573,870
    China Pioneer Pharma Holdings, Ltd..............................................  3,489,000   1,000,427
#   China Power Clean Energy Development Co., Ltd...................................  3,724,999   1,763,148
#   China Power International Development, Ltd...................................... 31,014,333   7,713,372
*   China Properties Group, Ltd.....................................................  2,751,000     498,136
*   China Rare Earth Holdings, Ltd..................................................  7,810,799     398,311
    China Resources Cement Holdings, Ltd............................................ 12,254,000  14,009,065
    China Resources Phoenix Healthcare Holdings Co., Ltd............................  3,464,000   3,221,522
#*  China Ruifeng Renewable Energy Holdings, Ltd....................................  5,192,000     390,857

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
*   China Rundong Auto Group, Ltd...................................................    160,000 $    58,242
*   China Saite Group Co., Ltd......................................................  2,376,000     154,497
*   China Sandi Holdings, Ltd.......................................................    132,000       7,583
    China Sanjiang Fine Chemicals Co., Ltd..........................................  5,457,000   1,694,159
    China SCE Property Holdings, Ltd................................................ 10,374,200   4,647,149
#*  China Shengmu Organic Milk, Ltd.................................................  9,512,000     600,803
    China Shineway Pharmaceutical Group, Ltd........................................  2,351,200   2,967,288
*   China Silver Group, Ltd.........................................................  7,396,000   1,085,313
#   China Singyes Solar Technologies Holdings, Ltd..................................  4,398,040   1,396,570
#   China South City Holdings, Ltd.................................................. 23,892,000   4,638,638
    China Starch Holdings, Ltd......................................................  7,990,000     236,439
    China Sunshine Paper Holdings Co., Ltd..........................................  1,908,000     419,405
    China Suntien Green Energy Corp., Ltd., Class H................................. 11,172,000   3,602,850
*   China Taifeng Beddings Holdings, Ltd............................................  1,336,000      34,468
    China Tian Lun Gas Holdings, Ltd................................................  1,726,500   2,177,041
    China Traditional Chinese Medicine Holdings Co., Ltd............................ 12,676,000   9,351,006
    China Travel International Investment Hong Kong, Ltd............................ 16,841,900   6,774,070
#*  China Unienergy Group, Ltd......................................................     16,000      24,252
#   China Vast Industrial Urban Development Co., Ltd................................  1,537,000     712,972
    China Water Affairs Group, Ltd..................................................  6,786,000   8,907,539
#*  China Water Industry Group, Ltd.................................................  8,460,000   1,659,905
    China Wood Optimization Holding, Ltd............................................  2,576,000     662,721
    China XLX Fertiliser, Ltd.......................................................  2,016,000     865,241
#*  China Yurun Food Group, Ltd.....................................................  9,997,000   1,289,274
    China ZhengTong Auto Services Holdings, Ltd.....................................  6,456,000   3,842,793
#   China Zhongwang Holdings, Ltd................................................... 11,858,400   5,811,372
    Chinasoft International, Ltd.................................................... 15,102,000  11,835,227
    Chongqing Machinery & Electric Co., Ltd., Class H...............................  8,914,000     769,969
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.......................  2,662,000     223,877
    Chu Kong Shipping Enterprise Group Co., Ltd.....................................  1,366,000     319,098
    CIFI Holdings Group Co., Ltd.................................................... 19,426,000  12,690,386
#   CIMC Enric Holdings, Ltd........................................................  4,756,000   4,356,493
*   CIMC-TianDa Holdings Co., Ltd...................................................  9,220,000     353,199
*   CITIC Dameng Holdings, Ltd......................................................  6,291,000     401,661
#   CITIC Resources Holdings, Ltd................................................... 18,826,600   2,090,608
#   Citychamp Watch & Jewellery Group, Ltd.......................................... 11,676,000   2,484,805
    Clear Media, Ltd................................................................    383,000     230,926
*   Coastal Greenland, Ltd..........................................................  5,730,000     197,494
*   COFCO Meat Holdings, Ltd........................................................  2,181,000     327,961
#   Cogobuy Group...................................................................  4,806,000   1,988,215
#   Colour Life Services Group Co., Ltd.............................................  1,883,000   1,945,354
#*  Comba Telecom Systems Holdings, Ltd............................................. 10,949,338   1,526,708
*   Comtec Solar Systems Group, Ltd.................................................  1,970,000      22,831
    Concord New Energy Group, Ltd................................................... 40,674,964   1,839,047
    Consun Pharmaceutical Group, Ltd................................................  2,965,000   2,259,015
#*  Coolpad Group, Ltd.............................................................. 20,467,606      88,011
#*  COSCO SHIPPING Development Co., Ltd., Class H...................................  6,741,000   1,075,865
#   COSCO SHIPPING Energy Transportation Co., Ltd., Class H.........................  9,638,000   4,194,678
#   COSCO SHIPPING International Hong Kong Co., Ltd.................................  3,777,000   1,415,084
    COSCO SHIPPING Ports, Ltd.......................................................  9,730,469   9,151,419
*   Coslight Technology International Group Co., Ltd................................  1,168,000     424,508
#   Cosmo Lady China Holdings Co., Ltd..............................................  4,637,000   2,319,349
    CP Pokphand Co., Ltd............................................................ 42,714,594   4,089,392
#   CPMC Holdings, Ltd..............................................................  2,311,000   1,037,718
#   CRCC High-Tech Equipment Corp., Ltd., Class H...................................  3,707,500     878,070
*   CSMall Group, Ltd...............................................................    214,266      40,823
#*  CSSC Offshore and Marine Engineering Group Co., Ltd., Class H...................  1,100,000   1,140,311
#   CT Environmental Group, Ltd..................................................... 20,000,000   2,500,201
#*  CWT International, Ltd.......................................................... 24,080,000     684,004

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
*   Cybernaut International Holdings Co., Ltd.......................................  3,760,000 $   119,465
#*  Da Ming International Holdings, Ltd.............................................    880,000     281,190
*   DaChan Food Asia, Ltd...........................................................  1,523,955      93,241
    Dah Chong Hong Holdings, Ltd....................................................  6,350,000   3,019,573
    Dalian Port PDA Co., Ltd., Class H..............................................  4,738,400     676,941
*   Daphne International Holdings, Ltd..............................................  7,022,000     313,768
    Dawnrays Pharmaceutical Holdings, Ltd...........................................  3,502,943   2,002,009
#*  DBA Telecommunication Asia Holdings, Ltd........................................    876,000       7,321
#*  Differ Group Holding Co., Ltd................................................... 11,852,000     903,118
#*  Digital China Holdings, Ltd.....................................................  7,092,500   3,691,045
#*  Dongfang Electric Corp., Ltd., Class H..........................................  2,218,000   1,386,340
#   Dongjiang Environmental Co., Ltd., Class H......................................  1,269,775   1,901,844
    Dongyue Group, Ltd..............................................................  5,878,000   4,820,485
#*  Dynagreen Environmental Protection Group Co., Ltd., Class H.....................  3,319,000   1,496,618
#*  Dynasty Fine Wines Group, Ltd...................................................  1,614,000      55,520
    E-Commodities Holdings, Ltd.....................................................  8,448,000     550,024
*   eHi Car Services, Ltd., Sponsored ADR...........................................    149,080   1,918,660
    Embry Holdings, Ltd.............................................................    473,000     157,210
#   Essex Bio-technology, Ltd.......................................................    575,000     468,510
    EVA Precision Industrial Holdings, Ltd..........................................  5,156,435     565,593
*   EverChina International Holdings Co., Ltd....................................... 13,120,000     260,902
    Evergreen International Holdings, Ltd...........................................    762,000      49,619
*   Fang Holdings, Ltd., ADR........................................................    448,178   1,452,097
#   Fantasia Holdings Group Co., Ltd................................................ 16,011,000   2,517,395
    Far East Horizon, Ltd........................................................... 10,901,000  10,497,489
#*  FDG Electric Vehicles, Ltd...................................................... 13,080,000     168,881
*   Feiyu Technology International Co., Ltd.........................................  1,878,000     139,200
#*  First Tractor Co., Ltd., Class H................................................  2,633,176     872,130
*   Forgame Holdings, Ltd...........................................................    282,300     285,616
    Fu Shou Yuan International Group, Ltd...........................................  5,805,000   5,354,933
#   Fufeng Group, Ltd...............................................................  9,461,600   4,370,331
#*  Fuguiniao Co., Ltd., Class H....................................................  2,430,200     225,246
#   Future Land Development Holdings, Ltd........................................... 13,022,000  11,746,907
#*  GCL New Energy Holdings, Ltd....................................................  6,292,000     277,679
*   GCL-Poly Energy Holdings, Ltd................................................... 85,046,000   7,498,639
    Gemdale Properties & Investment Corp., Ltd...................................... 19,344,000   2,001,940
    Genscript Biotech Corp..........................................................  1,872,000   4,595,222
*   Glorious Property Holdings, Ltd................................................. 21,264,501   1,220,562
    Golden Eagle Retail Group, Ltd..................................................  3,166,000   3,787,482
    Golden Meditech Holdings, Ltd...................................................    356,000      40,366
    Golden Throat Holdings Group Co., Ltd...........................................  1,011,500     169,003
    Golden Wheel Tiandi Holdings Co., Ltd...........................................    546,000      53,610
    Goldlion Holdings, Ltd..........................................................  1,872,962     776,130
    Goldpac Group, Ltd..............................................................  2,369,000     607,487
#*  GOME Retail Holdings, Ltd....................................................... 84,442,000   8,961,058
    Good Friend International Holdings, Inc.........................................    398,667      85,300
#   Grand Baoxin Auto Group, Ltd....................................................  3,403,492   1,062,812
*   Greater China Financial Holdings, Ltd...........................................  1,780,000      49,798
    Greatview Aseptic Packaging Co., Ltd............................................  7,266,000   4,702,140
    Greenland Hong Kong Holdings, Ltd...............................................  7,731,000   2,819,316
#   Greentown China Holdings, Ltd...................................................  5,689,148   6,714,099
    Greentown Service Group Co., Ltd................................................  1,460,000   1,442,658
#*  Ground International Development, Ltd...........................................    355,000      72,052
*   Guangdong Land Holdings, Ltd....................................................  4,818,800   1,224,917
    Guangdong Yueyun Transportation Co., Ltd., Class H..............................  1,380,000     781,678
    Guangshen Railway Co., Ltd., Class H............................................  1,002,000     514,200
*   Guodian Technology & Environment Group Corp., Ltd., Class H.....................  4,301,000     238,607
#*  Guolian Securities Co., Ltd., Class H...........................................  1,700,500     522,403
#   Guorui Properties, Ltd..........................................................  2,921,000     886,719

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
*   Haichang Ocean Park Holdings, Ltd...............................................  5,792,000 $ 1,440,354
*   Hailiang Education Group, Inc., ADR.............................................     25,021   1,980,412
    Haitian International Holdings, Ltd.............................................  4,300,000  10,109,485
*   Hanergy Thin Film Power Group, Ltd.............................................. 17,084,000      84,462
    Harbin Bank Co., Ltd., Class H..................................................  1,594,000     351,676
#   Harbin Electric Co., Ltd., Class H..............................................  5,515,413   1,685,404
#*  Harmonicare Medical Holdings, Ltd...............................................  2,403,000     705,309
#   HC Group, Inc...................................................................  3,777,500   2,122,017
*   Health and Happiness H&H International Holdings, Ltd............................  1,402,000  10,405,849
    Henderson Investment, Ltd.......................................................  1,863,000     154,321
*   Heng Tai Consumables Group, Ltd.................................................  2,515,000     160,496
    Hengdeli Holdings, Ltd.......................................................... 15,133,399     675,644
*   HengTen Networks Group, Ltd.....................................................  6,412,000     204,701
*   Hi Sun Technology China, Ltd.................................................... 13,182,000   1,686,511
    Hilong Holding, Ltd.............................................................  7,044,000     940,940
#   Hisense Kelon Electrical Holdings Co., Ltd., Class H............................  2,764,000   2,523,171
    HKC Holdings, Ltd...............................................................  1,441,577   1,255,747
    HNA Infrastructure Co., Ltd., Class H...........................................    832,000     774,032
*   Honghua Group, Ltd.............................................................. 20,979,000   1,630,169
    Honworld Group, Ltd.............................................................  1,187,500     571,352
    Hopefluent Group Holdings, Ltd..................................................  1,725,670     673,107
    Hopson Development Holdings, Ltd................................................  4,514,000   3,801,269
    HOSA International, Ltd.........................................................  5,034,000     202,323
*   Hua Han Health Industry Holdings, Ltd........................................... 25,871,698     327,638
    Hua Hong Semiconductor, Ltd.....................................................  2,146,000   7,563,004
    Huadian Fuxin Energy Corp., Ltd., Class H....................................... 18,036,000   4,278,779
    Huadian Power International Corp., Ltd., Class H................................  4,044,000   1,900,526
*   Huajun International Group, Ltd.................................................     13,720      52,365
    Huaneng Renewables Corp., Ltd., Class H......................................... 29,660,000  11,036,238
    Huaxi Holdings Co., Ltd.........................................................    444,000     117,226
#   Huazhang Technology Holding, Ltd................................................    136,000      60,530
    Huazhong In-Vehicle Holdings Co., Ltd...........................................  1,052,000     194,720
#*  Hydoo International Holding, Ltd................................................  2,570,000     129,316
#   IMAX China Holding, Inc.........................................................    893,900   2,613,848
    Inner Mongolia Yitai Coal Co., Ltd., Class H....................................    224,800     231,103
    Inspur International, Ltd.......................................................    210,000      75,615
#   Jiangnan Group, Ltd............................................................. 11,392,000     653,878
#   Jiayuan International Group, Ltd................................................  2,031,816   3,949,340
#*  Jinchuan Group International Resources Co., Ltd.................................  9,137,000   1,424,645
    Jingrui Holdings, Ltd...........................................................    728,000     296,939
*   JinkoSolar Holding Co., Ltd., ADR...............................................    170,941   2,370,952
    Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.............    356,000     208,638
    JNBY Design, Ltd................................................................    864,500   2,042,693
    Joy City Property, Ltd.......................................................... 18,126,000   2,244,469
    Ju Teng International Holdings, Ltd.............................................  6,058,000   1,087,517
*   Jumei International Holding, Ltd................................................    102,924     207,906
#   Jutal Offshore Oil Services, Ltd................................................  1,158,000     238,696
    K Wah International Holdings, Ltd...............................................  6,677,948   3,870,520
*   Kai Yuan Holdings, Ltd.......................................................... 13,400,000     104,608
    Kaisa Group Holdings, Ltd....................................................... 17,106,000   6,935,483
    Kangda International Environmental Co., Ltd.....................................  4,426,000     654,323
*   Kasen International Holdings, Ltd...............................................  4,335,000   1,879,966
    Kinetic Mines and Energy, Ltd...................................................    312,000      19,559
    Kingboard Holdings, Ltd.........................................................  3,756,421  13,145,290
    Kingboard Laminates Holdings, Ltd...............................................  5,858,500   7,030,845
    Kingdee International Software Group Co., Ltd................................... 15,099,200  16,782,130
    Kingsoft Corp., Ltd.............................................................  3,885,000   9,449,934
*   Kong Sun Holdings, Ltd..........................................................  1,325,000      27,026
    Koradior Holdings, Ltd..........................................................  1,008,000   1,275,223

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
#*  KuangChi Science, Ltd...........................................................  6,154,000 $   699,237
    KWG Property Holding, Ltd....................................................... 10,440,950  11,939,006
*   Labixiaoxin Snacks Group, Ltd...................................................  1,152,000      88,217
    Lai Fung Holdings, Ltd..........................................................    614,467     858,643
    Le Saunda Holdings, Ltd.........................................................  2,049,799     302,716
    Lee & Man Chemical Co., Ltd.....................................................  1,070,785     860,281
    Lee & Man Paper Manufacturing, Ltd..............................................  6,488,000   6,321,767
#   Lee's Pharmaceutical Holdings, Ltd..............................................  1,866,000   2,000,689
*   Leoch International Technology, Ltd.............................................  2,764,000     285,861
#*  Leyou Technologies Holdings, Ltd................................................  9,420,000   3,906,888
*   Li Ning Co., Ltd................................................................ 10,086,000  11,002,901
*   Lianhua Supermarket Holdings Co., Ltd., Class H.................................  3,238,600     877,230
*   Lifestyle China Group, Ltd......................................................  1,736,000     705,966
#*  Lifetech Scientific Corp........................................................ 16,038,000   4,532,387
*   Link Motion, Inc., Sponsored ADR................................................    690,534     711,250
#*  Lisi Group Holdings, Ltd........................................................  1,088,000     130,376
    Livzon Pharmaceutical Group, Inc., Class H......................................    919,664   4,333,112
    LK Technology Holdings, Ltd.....................................................    322,500      47,201
#*  LongiTech Smart Energy Holding, Ltd.............................................    995,000     233,592
    Lonking Holdings, Ltd........................................................... 15,020,000   6,902,309
    Luye Pharma Group, Ltd..........................................................  8,970,500   8,737,610
*   Maanshan Iron & Steel Co., Ltd., Class H........................................ 13,188,000   7,066,325
    Maoye International Holdings, Ltd...............................................  8,664,000     818,188
*   MIE Holdings Corp...............................................................  1,296,000      41,224
#   Min Xin Holdings, Ltd...........................................................    922,000     606,299
*   Mingfa Group International Co., Ltd.............................................  7,108,000      50,985
*   Mingyuan Medicare Development Co., Ltd..........................................  6,950,000      38,163
    Minmetals Land, Ltd............................................................. 11,150,000   1,892,793
    Minth Group, Ltd................................................................  1,539,000   5,806,962
*   MMG, Ltd........................................................................ 14,722,999   9,032,809
    MOBI Development Co., Ltd.......................................................  1,014,000     109,937
*   Mobile Internet China Holding, Ltd..............................................  3,295,000     134,878
#   Modern Land China Co., Ltd......................................................  5,786,800     996,870
#*  Munsun Capital Group, Ltd.......................................................  1,398,415      51,769
#   Nan Hai Corp., Ltd.............................................................. 20,550,000     474,938
    Nanjing Panda Electronics Co., Ltd., Class H....................................     62,000      21,697
#*  National Agricultural Holdings, Ltd.............................................  3,114,000      88,512
*   Nature Home Holding Co., Ltd....................................................    520,000     107,469
    NetDragon Websoft Holdings, Ltd.................................................    337,000     710,425
#   New Century Healthcare Holding Co., Ltd.........................................     50,500      52,089
#*  New Provenance Everlasting Holdings, Ltd........................................ 10,120,000      45,147
    New Universe Environmental Group, Ltd...........................................    300,000      19,886
*   New World Department Store China, Ltd...........................................  3,567,462     818,868
    Nexteer Automotive Group, Ltd...................................................  4,627,000   6,602,311
*   Noah Holdings, Ltd., ADR........................................................    121,711   6,214,564
#*  North Mining Shares Co., Ltd.................................................... 87,980,000     515,210
#   NVC Lighting Holdings, Ltd......................................................  8,433,000     731,691
#*  O-Net Technologies Group, Ltd...................................................  2,967,000   1,784,017
#*  Ourgame International Holdings, Ltd.............................................  1,943,000     191,022
    Overseas Chinese Town Asia Holdings, Ltd........................................  1,342,183     590,343
#*  Ozner Water International Holding, Ltd..........................................  2,638,000     652,039
#   Pacific Online, Ltd.............................................................  3,033,365     432,858
#*  Panda Green Energy Group, Ltd................................................... 16,262,000     839,979
#*  Parkson Retail Group, Ltd.......................................................  8,563,500   1,084,984
#   PAX Global Technology, Ltd......................................................  6,424,000   3,091,204
*   Peking University Resources Holdings Co., Ltd...................................    176,000       6,389
#   Phoenix Media Investment Holdings, Ltd..........................................  8,454,000     721,910
*   Phoenix New Media, Ltd., ADR....................................................    146,073     604,742
    Poly Culture Group Corp., Ltd., Class H.........................................    628,800     913,913

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ----------- -----------
CHINA -- (Continued)
    Poly Property Group Co., Ltd....................................................  15,763,000 $ 6,304,794
#   Pou Sheng International Holdings, Ltd...........................................  15,028,806   2,964,361
    Powerlong Real Estate Holdings, Ltd.............................................   9,746,000   5,076,429
*   Prosperity International Holdings HK, Ltd.......................................  11,620,000      90,247
*   PW Medtech Group, Ltd...........................................................   5,084,000   1,076,095
#   Q Technology Group Co., Ltd.....................................................   2,488,000   1,798,439
#*  Qingdao Port International Co., Ltd., Class H...................................   3,365,000   2,454,328
    Qingling Motors Co., Ltd., Class H..............................................   4,372,000   1,255,682
#   Qinhuangdao Port Co., Ltd., Class H.............................................   3,894,500     949,477
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.........................................      65,000      18,991
    Qunxing Paper Holdings Co., Ltd.................................................     669,913      32,262
*   Real Gold Mining, Ltd...........................................................     300,500      10,069
#   Redco Group.....................................................................   6,978,000   4,501,853
#*  Renhe Commercial Holdings Co., Ltd.............................................. 127,643,000   2,522,759
    Renren, Inc., ADR...............................................................      40,194      81,996
#*  Rentian Technology Holdings, Ltd................................................   2,730,000     111,535
#*  REXLot Holdings, Ltd............................................................ 105,802,252     283,975
*   Rici Healthcare Holdings, Ltd...................................................      58,000      13,876
#   Rivera Holdings, Ltd............................................................   1,382,000      97,034
    Road King Infrastructure, Ltd...................................................   1,938,000   3,686,535
#*  Ronshine China Holdings, Ltd....................................................   1,747,000   2,133,985
*   Royale Furniture Holdings, Ltd..................................................     130,000      10,770
    Sany Heavy Equipment International Holdings Co., Ltd............................   7,377,000   2,649,410
*   Scud Group, Ltd.................................................................   1,876,000      46,607
    Seaspan Corp....................................................................     430,472   3,693,450
#   Shandong Chenming Paper Holdings, Ltd., Class H.................................   3,087,750   2,622,199
    Shandong Weigao Group Medical Polymer Co., Ltd., Class H........................  11,976,000   9,165,660
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...............................   1,518,400     931,688
#*  Shanghai Dasheng Agricultural Finance Technology Co., Ltd., Class H.............  23,272,000     216,687
    Shanghai Dazhong Public Utilities Group Co., Ltd., Class H......................      87,000      31,786
*   Shanghai Fudan Microelectronics Group Co., Ltd., Class H........................   1,060,000   1,134,686
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H.................   1,723,000     792,829
    Shanghai Haohai Biological Technology Co., Ltd., Class H........................     174,400   1,211,970
    Shanghai Industrial Holdings, Ltd...............................................   3,812,000   8,898,829
#   Shanghai Industrial Urban Development Group, Ltd................................  14,566,000   2,640,707
    Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H................   8,524,000   3,072,307
    Shanghai La Chapelle Fashion Co., Ltd., Class H.................................     139,800     144,068
*   Shanghai Prime Machinery Co., Ltd., Class H.....................................   5,358,000     805,811
*   Shanghai Zendai Property, Ltd...................................................  21,220,000     476,010
    Sheen Tai Holdings Grp Co., Ltd.................................................   2,482,000      60,535
    Shengjing Bank Co., Ltd., Class H...............................................      62,500      37,808
*   Shengli Oil & Gas Pipe Holdings, Ltd............................................   2,272,500      62,025
    Shenguan Holdings Group, Ltd....................................................   7,454,000     413,079
    Shenzhen Expressway Co., Ltd., Class H..........................................   4,760,400   4,311,760
    Shenzhen International Holdings, Ltd............................................   7,678,867  14,182,735
#   Shenzhen Investment, Ltd........................................................  23,568,643   8,505,133
*   Shougang Concord International Enterprises Co., Ltd.............................  51,776,000   1,354,044
    Shougang Fushan Resources Group, Ltd............................................  18,764,000   4,537,892
    Shui On Land, Ltd...............................................................  28,643,643   6,697,275
#*  Shunfeng International Clean Energy, Ltd........................................  10,264,000     432,035
    Sichuan Expressway Co., Ltd., Class H...........................................   5,366,000   1,717,543
    Sihuan Pharmaceutical Holdings Group, Ltd.......................................  28,512,000   6,152,479
*   Silver Grant International Industries, Ltd......................................   6,502,000   1,195,661
#   SIM Technology Group, Ltd.......................................................   1,050,000      41,495
*   Sino Haijing Holdings, Ltd......................................................   2,640,000      82,188
    Sino Harbour Holdings Group, Ltd................................................   1,360,000      45,069
#*  Sinofert Holdings, Ltd..........................................................  18,587,327   2,300,646
    Sino-I Technology, Ltd..........................................................   3,950,000      32,766
#*  Sinolink Worldwide Holdings, Ltd................................................  17,656,800   1,780,898

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
CHINA -- (Continued)
#   SinoMedia Holding, Ltd..........................................................  1,126,000 $   287,614
    Sino-Ocean Group Holding, Ltd...................................................  9,786,000   5,535,115
    Sinopec Engineering Group Co., Ltd., Class H....................................  7,546,000   7,687,784
    Sinopec Kantons Holdings, Ltd...................................................  7,250,000   3,211,998
#   Sinosoft Technology Group, Ltd..................................................  5,669,599   1,917,302
#   Sinotrans Shipping, Ltd.........................................................  9,567,086   2,501,869
    Sinotrans, Ltd., Class H........................................................ 14,820,000   6,871,959
#   Sinotruk Hong Kong, Ltd.........................................................  6,050,000   8,556,589
    Skyfame Realty Holdings, Ltd....................................................  6,232,000   4,199,403
    Skyworth Digital Holdings, Ltd.................................................. 15,097,628   5,913,722
#   SMI Holdings Group, Ltd.........................................................  6,450,413   1,991,685
    SOHO China, Ltd................................................................. 15,316,500   7,213,684
*   Sohu.com, Ltd., ADR.............................................................    194,172   4,893,134
#*  Sparkle Roll Group, Ltd.........................................................  6,296,000     249,164
    Springland International Holdings, Ltd..........................................  5,403,000   1,219,529
#*  SPT Energy Group, Inc...........................................................  5,064,000     458,381
#*  SRE Group, Ltd.................................................................. 34,584,346     715,282
    SSY Group, Ltd.................................................................. 13,391,152  12,799,737
#*  Starrise Media Holdings, Ltd....................................................  2,410,000     369,704
    Suchuang Gas Corp., Ltd.........................................................    528,000     187,253
    Summi Group Holdings, Ltd.......................................................  3,872,000     325,757
#   Sun King Power Electronics Group................................................  3,610,000     634,942
*   Suncity Group Holdings, Ltd.....................................................  1,030,000     205,239
*   Sunshine 100 China Holdings, Ltd................................................    466,000     229,876
#   Symphony Holdings, Ltd..........................................................  8,260,000   1,179,968
    Tang Palace China Holdings, Ltd.................................................    440,000      83,609
    Tarena International, Inc., ADR.................................................    256,026   2,273,511
*   Taung Gold International, Ltd................................................... 37,090,000     179,703
    TCL Electronics Holdings, Ltd...................................................  5,011,347   2,443,530
*   Tech Pro Technology Development, Ltd............................................ 43,862,000     142,499
#*  Technovator International, Ltd..................................................  3,418,000     837,023
    Ten Pao Group Holdings, Ltd.....................................................  1,296,000     130,792
    Tenfu Cayman Holdings Co., Ltd..................................................    244,000     153,363
#   Tenwow International Holdings, Ltd..............................................  4,336,000     215,127
*   Tesson Holdings, Ltd............................................................    162,000      19,793
    Texhong Textile Group, Ltd......................................................  2,011,500   3,281,594
#   Tian An China Investment Co., Ltd...............................................  1,718,000     977,041
    Tian Ge Interactive Holdings, Ltd...............................................  2,718,000   1,890,014
    Tian Shan Development Holding, Ltd..............................................  1,742,000     532,910
#   Tiangong International Co., Ltd.................................................    896,000     181,893
#*  Tianjin Capital Environmental Protection Group Co., Ltd., Class H...............  2,838,000   1,278,148
    Tianjin Development Holdings, Ltd...............................................  3,908,000   1,564,016
    Tianjin Port Development Holdings, Ltd.......................................... 14,638,800   1,792,786
    Tianneng Power International, Ltd...............................................  5,434,048   7,492,285
    Tianyun International Holdings, Ltd.............................................  1,978,000     292,571
*   Tibet Water Resources, Ltd...................................................... 12,580,000   4,892,057
    Time Watch Investments, Ltd.....................................................  1,562,000     214,431
    Tomson Group, Ltd...............................................................  2,979,054   1,063,862
    Tong Ren Tang Technologies Co., Ltd., Class H...................................  4,173,000   6,161,427
#   Tongda Group Holdings, Ltd...................................................... 23,530,000   4,746,009
*   Tongfang Kontafarma Holdings, Ltd...............................................    186,000       9,955
    Tonly Electronics Holdings, Ltd.................................................    626,176     607,971
#   Top Spring International Holdings, Ltd..........................................  1,480,500     497,000
*   Tou Rong Chang Fu Group, Ltd.................................................... 15,604,000     234,585
    Towngas China Co., Ltd..........................................................  7,254,657   7,212,623
    TPV Technology, Ltd.............................................................  5,225,964     533,395
    Trigiant Group, Ltd.............................................................  3,878,000     593,865
*   Trony Solar Holdings Co., Ltd...................................................  1,757,000      26,414
#   Truly International Holdings, Ltd...............................................  8,919,573   1,367,155

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ---------- --------------
CHINA -- (Continued)
#   Tsaker Chemical Group, Ltd......................................................    878,000 $      582,227
*   Tuniu Corp., Sponsored ADR......................................................    107,057        802,928
    Uni-President China Holdings, Ltd...............................................  8,237,000      9,537,990
#   United Energy Group, Ltd........................................................ 39,712,900      5,723,984
#   Universal Medical Financial & Technical Advisory Services Co., Ltd..............  5,613,500      4,551,364
#*  V1 Group, Ltd................................................................... 11,489,600        702,634
    Vinda International Holdings, Ltd...............................................    841,000      1,532,898
    Wanguo International Mining Group, Ltd..........................................    492,000        109,777
    Wasion Holdings, Ltd............................................................  4,144,000      2,217,697
    Weiqiao Textile Co., Class H....................................................  2,152,000        909,213
    Wenzhou Kangning Hospital Co., Ltd., Class H....................................      2,700         14,526
    West China Cement, Ltd.......................................................... 17,834,000      3,141,804
#   Wisdom Education International Holdings Co., Ltd................................    830,000        742,515
    Wisdom Sports Group.............................................................  3,653,000        336,291
*   Wison Engineering Services Co., Ltd.............................................    209,000         32,707
#   Xiabuxiabu Catering Management China Holdings Co., Ltd..........................  1,245,500      2,694,540
    Xiamen International Port Co., Ltd., Class H....................................  7,366,000      1,137,024
*   Xinchen China Power Holdings, Ltd...............................................  3,568,000        365,158
    Xingda International Holdings, Ltd..............................................  6,496,235      2,064,160
    Xingfa Aluminium Holdings, Ltd..................................................    503,000        385,861
    Xinhua Winshare Publishing and Media Co., Ltd., Class H.........................  2,708,103      1,824,075
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H..............................  5,127,598        681,218
*   Xinming China Holdings, Ltd.....................................................    224,000         30,371
#   Xinyi Solar Holdings, Ltd....................................................... 16,712,000      4,985,048
    Xinyuan Real Estate Co., Ltd., ADR..............................................     91,583        430,440
    Xtep International Holdings, Ltd................................................  6,006,500      3,776,913
*   Xunlei, Ltd., ADR...............................................................     32,839        346,123
#   Yadea Group Holdings, Ltd.......................................................  6,110,000      2,366,710
*   Yanchang Petroleum International, Ltd........................................... 30,720,000        379,381
#*  Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H..................  1,018,000      3,942,879
#*  Yashili International Holdings, Ltd.............................................  5,308,000      1,067,933
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H........................    557,200      2,718,659
    Yida China Holdings, Ltd........................................................  1,148,000        387,153
    Yihai International Holding, Ltd................................................    457,000      1,038,210
    Yip's Chemical Holdings, Ltd....................................................  1,920,000        673,614
    Yirendai, Ltd., ADR.............................................................    103,132      1,851,219
    Yorkey Optical International Cayman, Ltd........................................    396,000         60,607
#*  Youyuan International Holdings, Ltd.............................................  3,462,070      1,376,534
*   Yuanda China Holdings, Ltd...................................................... 11,940,000        149,364
*   YuanShengTai Dairy Farm, Ltd....................................................  6,459,000        168,889
    Yuexiu Property Co., Ltd........................................................ 53,226,284     10,123,535
#   Yuexiu Transport Infrastructure, Ltd............................................  4,586,018      3,328,927
#   Yunnan Water Investment Co., Ltd., Class H......................................  1,871,000        672,775
    Yuzhou Properties Co., Ltd...................................................... 11,092,120      6,284,701
#   Zhaojin Mining Industry Co., Ltd., Class H......................................  8,753,000      7,067,335
    Zhejiang Expressway Co., Ltd., Class H..........................................  2,608,000      2,215,128
    Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H........................  1,861,200        842,315
#*  Zhong An Real Estate, Ltd....................................................... 22,711,800      1,188,550
#   Zhongsheng Group Holdings, Ltd..................................................  3,716,000      8,477,926
#   Zhongyu Gas Holdings, Ltd.......................................................  1,820,000      2,057,749
#   Zhou Hei Ya International Holdings Co., Ltd.....................................  1,045,500        765,667
#*  Zhuguang Holdings Group Co., Ltd................................................  5,110,000        912,341
    Zhuhai Holdings Investment Group, Ltd...........................................  1,800,000        204,335
#   Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H...............  6,587,400      2,659,555
                                                                                                --------------
TOTAL CHINA.........................................................................             1,225,371,732
                                                                                                --------------

COLOMBIA -- (0.3%)
    Almacenes Exito SA..............................................................  1,630,677      9,161,804
    Bolsa de Valores de Colombia....................................................     63,819        264,063

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
COLOMBIA -- (Continued)
    Celsia SA ESP...................................................................  1,913,252 $ 2,971,978
    Cementos Argos SA...............................................................    313,069     996,449
*   CEMEX Latam Holdings SA.........................................................  1,118,385   2,824,498
    Constructora Conconcreto SA.....................................................    323,906      78,665
*   Corp. Financiera Colombiana SA..................................................    183,306   1,506,784
*   Empresa de Telecomunicaciones de Bogota.........................................  3,376,051     452,009
    Grupo Nutresa SA................................................................    155,832   1,452,383
    Interconexion Electrica SA ESP..................................................    190,390     935,319
    Mineros SA......................................................................    115,553      95,545
    Promigas SA ESP.................................................................     10,240      25,294
                                                                                                -----------
TOTAL COLOMBIA......................................................................             20,764,791
                                                                                                -----------

GREECE -- (0.3%)
    Aegean Airlines SA..............................................................    207,860   1,980,039
    Athens Water Supply & Sewage Co. SA.............................................    125,722     852,011
    Bank of Greece..................................................................    142,242   2,454,079
*   Ellaktor SA.....................................................................    801,522   1,630,205
    Fourlis Holdings SA.............................................................    278,982   1,883,547
*   GEK Terna Holding Real Estate Construction SA...................................    475,188   2,995,666
    Hellenic Exchanges--Athens Stock Exchange SA....................................    437,421   2,396,681
*   Iaso SA.........................................................................    528,264     494,489
*   Intracom Holdings SA............................................................    664,642     443,401
*   Intralot SA-Integrated Lottery Systems & Services...............................    848,730     685,964
*   LAMDA Development SA............................................................     92,510     668,870
*   Marfin Investment Group Holdings SA.............................................  5,032,612     597,687
    Mytilineos Holdings SA..........................................................    517,429   5,203,181
    Piraeus Port Authority SA.......................................................     42,172     840,529
    Sarantis SA.....................................................................    187,696   1,537,605
    Terna Energy SA.................................................................    257,713   1,693,543
                                                                                                -----------
TOTAL GREECE........................................................................             26,357,497
                                                                                                -----------

HONG KONG -- (0.0%)
#*  Sino Oil And Gas Holdings, Ltd.................................................. 79,417,766     313,905
                                                                                                -----------

HUNGARY -- (0.1%)
#   CIG Pannonia Life Insurance P.L.C., Class A.....................................    176,770     276,592
    Magyar Telekom Telecommunications P.L.C.........................................  1,698,362   2,448,391
    Richter Gedeon Nyrt.............................................................    221,459   4,002,307
                                                                                                -----------
TOTAL HUNGARY.......................................................................              6,727,290
                                                                                                -----------

INDIA -- (13.1%)
*   3i Infotech, Ltd................................................................    918,152      48,250
*   3M India, Ltd...................................................................      6,639   2,259,680
*   5Paisa Capital, Ltd.............................................................     38,558     198,919
    8K Miles Software Services, Ltd.................................................     83,617     351,353
    Aarti Drugs, Ltd................................................................     18,433     150,595
    Aarti Industries................................................................    196,430   3,512,269
*   Aban Offshore, Ltd..............................................................    137,519     220,660
    Abbott India, Ltd...............................................................     15,291   1,707,061
    Accelya Kale Solutions, Ltd.....................................................      3,300      52,059
    Adani Enterprises, Ltd..........................................................    303,642     865,226
*   Adani Power, Ltd................................................................  6,769,452   3,086,937
*   Adani Transmissions, Ltd........................................................    523,322   1,291,325
*   Aditya Birla Capital, Ltd.......................................................    515,058   1,102,388
*   Aditya Birla Fashion and Retail, Ltd............................................    696,764   1,432,214
    Advanced Enzyme Technologies, Ltd...............................................    119,436     366,483
    Aegis Logistics, Ltd............................................................    829,565   2,885,684
    Agro Tech Foods, Ltd............................................................     75,356     708,258

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
*   Ahluwalia Contracts India, Ltd..................................................    22,167 $   106,319
    AIA Engineering, Ltd............................................................   240,532   5,790,728
*   Ajanta Pharma, Ltd..............................................................   227,026   3,765,152
    Akzo Nobel India, Ltd...........................................................    76,771   2,079,014
    Alembic Pharmaceuticals, Ltd....................................................   452,198   3,702,858
    Alembic, Ltd....................................................................   625,263     376,964
    Alkyl Amines Chemicals..........................................................    21,001     194,424
*   Allahabad Bank.................................................................. 1,230,427     819,701
    Allcargo Logistics, Ltd.........................................................   442,806     775,744
    Amara Raja Batteries, Ltd.......................................................   270,298   3,264,084
*   Amtek Auto, Ltd.................................................................   217,501      26,083
    Anant Raj, Ltd..................................................................   823,171     530,244
*   Andhra Bank..................................................................... 1,351,886     693,791
    Andhra Sugars, Ltd. (The).......................................................    28,418     157,724
    Apar Industries, Ltd............................................................    98,495     891,480
    APL Apollo Tubes, Ltd...........................................................    38,199     909,811
    Apollo Hospitals Enterprise, Ltd................................................   350,445   4,878,722
    Apollo Tyres, Ltd............................................................... 2,135,080   9,161,047
    Aptech, Ltd.....................................................................   111,411     416,115
    Arvind, Ltd..................................................................... 1,187,910   7,298,880
    Asahi India Glass, Ltd..........................................................   461,599   2,259,248
    Ashiana Housing, Ltd............................................................   240,932     471,574
    Ashoka Buildcon, Ltd............................................................   526,593   1,135,220
    Asian Granito India, Ltd........................................................    40,101     175,124
    Astra Microwave Products, Ltd...................................................    63,332      94,110
    Astral Polytechnik, Ltd.........................................................   118,445   1,941,330
*   AstraZeneca Pharma India, Ltd...................................................    19,541     437,674
    Atul, Ltd.......................................................................    70,294   2,924,386
    Automotive Axles, Ltd...........................................................    32,759     585,883
    Avanti Feeds, Ltd...............................................................   214,887   1,520,027
    Bajaj Corp., Ltd................................................................   461,781   2,785,392
    Bajaj Electricals, Ltd..........................................................   255,255   2,279,845
*   Bajaj Hindusthan Sugar, Ltd..................................................... 2,965,216     285,783
    Bajaj Holdings & Investment, Ltd................................................   122,431   5,191,446
    Balaji Amines, Ltd..............................................................    62,454     531,181
    Balaji Telefilms, Ltd...........................................................   222,789     376,311
    Balkrishna Industries, Ltd......................................................   564,402   9,937,097
*   Ballarpur Industries, Ltd....................................................... 1,650,595     235,097
    Balmer Lawrie & Co., Ltd........................................................   346,267   1,113,245
    Balrampur Chini Mills, Ltd...................................................... 1,210,655   1,287,535
    Banco Products India, Ltd.......................................................   152,996     458,135
*   Bank of India...................................................................   557,528     768,934
*   Bank of Maharashtra.............................................................   654,671     126,776
    Bannari Amman Sugars, Ltd.......................................................    14,297     298,808
    BASF India, Ltd.................................................................    87,802   2,480,957
    Bata India, Ltd.................................................................   261,464   3,471,198
    Bayer CropScience, Ltd..........................................................     6,694     434,472
    BEML, Ltd.......................................................................    88,134   1,158,487
    Berger Paints India, Ltd........................................................ 1,267,554   5,840,284
*   BF Utilities, Ltd...............................................................   103,144     497,833
    Bhansali Engineering Polymers, Ltd..............................................   546,189   1,155,117
*   Bharat Financial Inclusion, Ltd.................................................   367,223   6,545,588
    Bharat Forge, Ltd...............................................................   103,384     971,317
    Bharat Rasayan, Ltd.............................................................     2,339     259,126
    Biocon, Ltd..................................................................... 1,189,311  10,152,866
    Birla Corp., Ltd................................................................   167,366   1,906,272
*   BL Kashyap & Sons, Ltd..........................................................    99,300      47,889
    Bliss Gvs Pharma, Ltd...........................................................   354,023     886,657
    BLS International Services, Ltd.................................................    20,214      52,128

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
    Blue Dart Express, Ltd..........................................................    34,285 $ 1,846,428
    Blue Star, Ltd..................................................................   226,648   2,226,215
    Bodal Chemicals, Ltd............................................................   337,293     635,740
    Bombay Dyeing & Manufacturing Co., Ltd..........................................   665,840   2,533,381
*   Bombay Rayon Fashions, Ltd......................................................    68,756      20,133
    Brigade Enterprises, Ltd........................................................   311,064     893,552
    BSE, Ltd........................................................................    25,875     299,964
    Can Fin Homes, Ltd..............................................................   252,875   1,234,507
    Canara Bank.....................................................................   488,422   2,035,662
    Capital First, Ltd..............................................................   216,844   1,729,077
    Caplin Point Laboratories, Ltd..................................................   122,059     809,798
    Carborundum Universal, Ltd......................................................   400,972   2,144,063
    Care Ratings, Ltd...............................................................   145,523   2,647,161
    Castrol India, Ltd..............................................................   366,997     934,775
    CCL Products India, Ltd.........................................................   448,823   1,737,150
    Ceat, Ltd.......................................................................   160,822   3,253,523
    Century Plyboards India, Ltd....................................................   576,154   2,112,398
    Cera Sanitaryware, Ltd..........................................................    29,523   1,160,564
    CESC, Ltd.......................................................................   609,999   8,444,086
*   CG Power and Industrial Solutions, Ltd.......................................... 3,403,119   3,165,152
    Chambal Fertilizers & Chemicals, Ltd............................................ 1,130,592   2,415,145
    Chennai Petroleum Corp., Ltd....................................................   356,359   1,654,230
    Chennai Super Kings Cricket, Ltd................................................ 1,658,632      10,203
    Cholamandalam Investment and Finance Co., Ltd...................................    27,867     582,302
    City Union Bank, Ltd............................................................ 1,310,923   3,305,843
    Clariant Chemicals India, Ltd...................................................    44,915     267,403
*   Coffee Day Enterprises, Ltd.....................................................   241,630     940,468
    Coromandel International, Ltd...................................................   571,426   3,572,965
*   Corp. Bank...................................................................... 1,304,019     530,837
    Cox & Kings, Ltd................................................................   791,270   2,502,241
    CRISIL, Ltd.....................................................................   118,277   3,106,133
    Crompton Greaves Consumer Electricals, Ltd...................................... 3,447,501  12,220,723
    Cyient, Ltd.....................................................................   403,145   4,121,285
    Dalmia Bharat, Ltd..............................................................   137,480   5,333,772
*   DB Corp., Ltd...................................................................   161,644     554,085
*   DB Realty, Ltd..................................................................   704,709     366,575
    DCB Bank, Ltd................................................................... 1,573,927   3,773,950
    DCM Shriram, Ltd................................................................   305,718   1,475,008
*   DCW, Ltd........................................................................   118,398      39,324
    Deepak Fertilisers & Petrochemicals Corp., Ltd..................................   233,813     944,577
    Deepak Nitrite, Ltd.............................................................   298,284   1,047,774
    Delta Corp., Ltd................................................................   661,802   2,471,985
*   DEN Networks, Ltd...............................................................   327,025     245,110
*   Dena Bank....................................................................... 1,251,365     295,349
    Dewan Housing Finance Corp., Ltd................................................ 1,129,295   9,929,327
    DFM Foods, Ltd..................................................................     7,632     122,716
    Dhampur Sugar Mills, Ltd........................................................   159,357     197,953
    Dhanuka Agritech, Ltd...........................................................    48,000     387,589
    Dilip Buildcon, Ltd.............................................................   164,084   1,943,388
*   Dish TV India, Ltd.............................................................. 3,416,870   3,281,623
*   Dishman Carbogen Amcis, Ltd.....................................................   699,600   2,627,321
    Dr Lal PathLabs, Ltd............................................................   104,610   1,430,184
*   Dredging Corp. of India, Ltd....................................................    22,728     163,508
*   Dynamatic Technologies, Ltd.....................................................     8,983     218,318
    eClerx Services, Ltd............................................................   146,026   2,757,502
    Edelweiss Financial Services, Ltd............................................... 1,474,809   6,709,502
*   EID Parry India, Ltd............................................................   533,750   1,785,486
    EIH, Ltd........................................................................ 1,027,752   2,537,637
    Electrosteel Castings, Ltd......................................................   761,096     245,057

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
INDIA -- (Continued)
    Elgi Equipments, Ltd............................................................    360,052 $ 1,523,901
    Endurance Technologies, Ltd.....................................................     15,397     314,680
    Engineers India, Ltd............................................................  1,441,534   2,864,733
    Entertainment Network India, Ltd................................................     68,042     714,637
*   Eros International Media, Ltd...................................................    280,262     483,414
    Escorts, Ltd....................................................................    580,021   7,872,231
    Essel Propack, Ltd..............................................................    839,855   1,283,430
*   Eveready Industries India, Ltd..................................................    338,702   1,184,326
*   Excel Crop Care, Ltd............................................................      4,882     314,544
    Exide Industries, Ltd...........................................................  1,512,540   6,201,015
    FDC, Ltd........................................................................    442,091   1,548,722
    Federal Bank, Ltd...............................................................  8,420,553  10,981,765
*   Federal-Mogul Goetze India, Ltd.................................................     82,059     529,665
    FIEM Industries, Ltd............................................................     22,301     254,544
    Finolex Cables, Ltd.............................................................    756,956   6,834,289
    Finolex Industries, Ltd.........................................................    304,705   2,537,983
*   Firstsource Solutions, Ltd......................................................  1,861,967   1,958,993
*   Fortis Healthcare, Ltd..........................................................  2,321,065   4,740,406
*   Future Consumer, Ltd............................................................    279,117     194,972
    Future Enterprises, Ltd.........................................................    791,059     432,743
    Future Lifestyle Fashions, Ltd..................................................    111,982     687,954
*   Future Retail, Ltd..............................................................    334,459   2,614,706
    Gabriel India, Ltd..............................................................    427,459     913,162
    Garware Wall Ropes, Ltd.........................................................     53,803     913,614
    Gateway Distriparks, Ltd........................................................    681,275   1,656,659
    Gati, Ltd.......................................................................    273,618     423,493
*   Gayatri Highways, Ltd...........................................................    297,572      15,185
*   Gayatri Projects, Ltd...........................................................    297,572     885,861
    GE Power India, Ltd.............................................................    119,768   1,418,526
    GE T&D India, Ltd...............................................................    201,758     822,788
    Genus Power Infrastructures, Ltd................................................     55,804      34,208
    Geojit Financial Services, Ltd..................................................    280,174     345,262
    GHCL, Ltd.......................................................................    201,230     729,288
    GIC Housing Finance, Ltd........................................................    106,535     550,908
    Gillette India, Ltd.............................................................     19,057   1,864,565
    GlaxoSmithKline Pharmaceuticals, Ltd............................................      6,962     322,074
    Glenmark Pharmaceuticals, Ltd...................................................    549,552   4,686,490
    GM Breweries, Ltd...............................................................     37,452     391,732
*   GMR Infrastructure, Ltd......................................................... 17,980,648   4,680,915
    GOCL Corp., Ltd.................................................................     46,790     273,217
*   Godawari Power and Ispat, Ltd...................................................     56,529     348,267
    Godfrey Phillips India, Ltd.....................................................     86,998   1,011,531
    Godrej Industries, Ltd..........................................................    427,378   4,061,085
*   Godrej Properties, Ltd..........................................................    347,974   3,631,045
    Granules India, Ltd.............................................................    456,902     690,400
    Graphite India, Ltd.............................................................    308,144   4,588,974
    Grasim Industries, Ltd..........................................................    367,899   5,509,181
    Great Eastern Shipping Co., Ltd. (The)..........................................    519,462   2,290,511
    Greaves Cotton, Ltd.............................................................    568,315   1,212,730
    Greenply Industries, Ltd........................................................    201,099     623,579
    Grindwell Norton, Ltd...........................................................    100,363     738,399
    GRUH Finance, Ltd...............................................................  1,261,788   5,963,875
*   GTL Infrastructure, Ltd.........................................................    938,311      19,807
    Gujarat Alkalies & Chemicals, Ltd...............................................    184,454   1,443,926
    Gujarat Ambuja Exports, Ltd.....................................................    261,578     832,634
    Gujarat Fluorochemicals, Ltd....................................................    224,424   2,480,467
    Gujarat Gas, Ltd................................................................    317,958   3,680,298
    Gujarat Industries Power Co., Ltd...............................................    320,510     440,369
    Gujarat Mineral Development Corp., Ltd..........................................    803,287   1,344,981

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.............................   325,771 $ 1,979,530
    Gujarat Pipavav Port, Ltd....................................................... 1,223,530   2,073,240
    Gujarat State Fertilizers & Chemicals, Ltd......................................   969,096   1,661,595
    Gujarat State Petronet, Ltd..................................................... 1,231,854   3,559,528
    Gulf Oil Lubricants India, Ltd..................................................    98,950   1,276,162
*   GVK Power & Infrastructure, Ltd................................................. 5,697,372     940,520
*   Hathway Cable & Datacom, Ltd.................................................... 2,392,287     594,804
    Hatsun Agro Products, Ltd.......................................................    54,004     516,021
*   Hatsun Agro Products, Ltd.......................................................     3,375      25,834
    HBL Power Systems, Ltd..........................................................   601,914     315,315
*   HealthCare Global Enterprises, Ltd..............................................    91,605     374,070
    HEG, Ltd........................................................................    36,273   2,291,504
    HeidelbergCement India, Ltd.....................................................   547,065   1,279,018
    Heritage Foods, Ltd.............................................................    81,167     734,597
    Hester Biosciences, Ltd.........................................................     8,083     138,664
    Hexaware Technologies, Ltd...................................................... 1,144,596   7,791,467
    Hikal, Ltd......................................................................   277,009     586,431
    HIL, Ltd........................................................................    14,111     435,014
*   Himachal Futuristic Communications, Ltd......................................... 3,834,328   1,458,541
    Himadri Speciality Chemical, Ltd................................................   775,051   1,565,142
    Himatsingka Seide, Ltd..........................................................   258,360   1,100,508
    Hinduja Global Solutions, Ltd...................................................    48,678     570,816
    Hinduja Ventures, Ltd...........................................................    37,897     333,024
    Hindustan Media Ventures, Ltd...................................................    25,017      64,986
*   Hindustan Oil Exploration Co., Ltd..............................................   249,147     497,491
    Honda SIEL Power Products, Ltd..................................................    16,776     318,389
    Honeywell Automation India, Ltd.................................................    13,479   3,885,118
*   Hotel Leela Venture, Ltd........................................................   502,398     118,874
*   Housing Development & Infrastructure, Ltd....................................... 2,366,780     835,714
    HSIL, Ltd.......................................................................   252,622   1,225,820
    HT Media, Ltd...................................................................   728,149     593,701
    Huhtamaki PPL, Ltd..............................................................   138,171     549,718
    I G Petrochemicals, Ltd.........................................................    70,875     471,059
    ICRA, Ltd.......................................................................     2,656     129,659
    IDFC Bank, Ltd.................................................................. 5,567,262   3,268,917
    IDFC, Ltd....................................................................... 4,047,736   2,763,033
*   IFB Industries, Ltd.............................................................    58,678     916,758
*   IFCI, Ltd....................................................................... 5,290,292   1,331,519
    IIFL Holdings, Ltd.............................................................. 1,460,861  14,323,821
*   IL&FS Transportation Networks, Ltd..............................................   807,052     492,160
    India Cements, Ltd. (The)....................................................... 1,593,382   2,726,786
    India Glycols, Ltd..............................................................    85,907     620,851
    India Nippon Electricals, Ltd...................................................    14,955     108,437
    Indiabulls Integrated Services, Ltd.............................................    30,547     218,970
*   Indiabulls Real Estate, Ltd..................................................... 1,791,660   3,945,618
    Indiabulls Ventures, Ltd........................................................   994,414   8,681,014
    Indiabulls Ventures, Ltd........................................................   152,225     744,964
*   Indian Bank.....................................................................   663,720   3,464,746
    Indian Hotels Co., Ltd. (The)................................................... 3,596,183   6,976,038
    Indian Hume Pipe Co., Ltd.......................................................    51,809     217,777
*   Indian Overseas Bank............................................................ 2,002,490     432,296
    Indo Count Industries, Ltd......................................................   435,926     520,030
    Indoco Remedies, Ltd............................................................   261,571     777,208
    Indraprastha Gas, Ltd........................................................... 1,153,187   5,123,338
    INEOS Styrolution India, Ltd....................................................    30,905     334,101
    Ingersoll-Rand India, Ltd.......................................................    78,519     589,851
*   Inox Leisure, Ltd...............................................................   420,743   1,186,759
*   Inox Wind, Ltd..................................................................   288,165     386,789
    Insecticides India, Ltd.........................................................    32,706     364,456

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
INDIA -- (Continued)
*   Intellect Design Arena, Ltd.....................................................    342,953 $ 1,032,678
*   International Paper APPM, Ltd...................................................     22,357     114,223
    Ipca Laboratories, Ltd..........................................................    379,399   4,200,097
    IRB Infrastructure Developers, Ltd..............................................  1,496,385   4,388,845
    ITD Cementation India, Ltd......................................................    361,221     701,355
*   ITI, Ltd........................................................................    259,588     342,790
    J Kumar Infraprojects, Ltd......................................................    166,672     487,354
    Jagran Prakashan, Ltd...........................................................    777,485   1,328,462
    Jai Corp., Ltd..................................................................    360,310     834,524
    Jain Irrigation Systems, Ltd....................................................  2,913,946   3,495,344
*   Jaiprakash Associates, Ltd...................................................... 10,389,053   2,244,751
*   Jaiprakash Power Ventures, Ltd.................................................. 14,119,051     546,593
*   Jammu & Kashmir Bank, Ltd. (The)................................................  2,076,965   1,754,604
    Jamna Auto Industries, Ltd......................................................  1,438,050   1,781,193
    Jay Bharat Maruti, Ltd..........................................................      1,161       7,656
    Jayant Agro-Organics, Ltd.......................................................     23,785      81,597
*   Jaypee Infratech, Ltd...........................................................  3,812,775     256,714
    JB Chemicals & Pharmaceuticals, Ltd.............................................    212,153     851,831
    JBF Industries, Ltd.............................................................    189,413      79,650
    JBM Auto, Ltd...................................................................     21,428     106,036
*   Jet Airways India, Ltd..........................................................    239,856   1,082,798
    Jindal Poly Films, Ltd..........................................................    130,599     479,784
    Jindal Saw, Ltd.................................................................  1,136,957   1,468,835
*   Jindal Stainless Hisar, Ltd.....................................................    334,099     621,694
*   Jindal Stainless, Ltd...........................................................    475,544     403,152
*   JITF Infralogistics, Ltd........................................................     44,336      13,913
    JK Cement, Ltd..................................................................    176,801   1,988,512
    JK Lakshmi Cement, Ltd..........................................................    291,833   1,440,414
*   JK Paper, Ltd...................................................................    408,155     751,348
    JK Tyre & Industries, Ltd.......................................................    583,112   1,110,077
    JM Financial, Ltd...............................................................  2,222,702   3,843,354
    JMC Projects India, Ltd.........................................................     50,166     397,464
    Johnson Controls-Hitachi Air Conditioning India, Ltd............................     67,906   2,147,700
*   JSW Energy, Ltd.................................................................  3,033,012   2,946,844
*   JSW Holdings, Ltd...............................................................     20,469     570,928
    JTEKT India, Ltd................................................................     75,629     130,000
    Jubilant Foodworks, Ltd.........................................................    707,466  14,536,339
    Jubilant Life Sciences, Ltd.....................................................    507,088   5,496,072
*   Just Dial, Ltd..................................................................    283,534   2,332,770
    Jyothy Laboratories, Ltd........................................................    968,660   3,099,435
    Kajaria Ceramics, Ltd...........................................................    615,390   4,005,539
    Kalpataru Power Transmission, Ltd...............................................    416,604   2,269,684
    Kalyani Steels, Ltd.............................................................    113,000     420,925
    Kansai Nerolac Paints, Ltd......................................................    369,144   2,562,849
    Karnataka Bank, Ltd. (The)......................................................  1,408,714   2,385,497
    Karur Vysya Bank, Ltd. (The)....................................................  2,710,252   3,972,984
    Kaveri Seed Co., Ltd............................................................    254,037   2,271,576
    KCP, Ltd........................................................................    278,078     424,855
    KEC International, Ltd..........................................................    765,014   3,717,723
    KEI Industries, Ltd.............................................................    256,659   1,682,882
    Kewal Kiran Clothing, Ltd.......................................................      2,328      50,964
*   Kiri Industries, Ltd............................................................     84,521     669,628
    Kirloskar Brothers, Ltd.........................................................    136,214     544,105
    Kirloskar Oil Engines, Ltd......................................................    257,475     974,581
    Kitex Garments, Ltd.............................................................    157,648     270,166
    KNR Constructions, Ltd..........................................................    245,826     829,620
    Kolte-Patil Developers, Ltd.....................................................    155,233     602,182
    KPIT Technologies, Ltd..........................................................  1,273,758   5,525,821
    KPR Mill, Ltd...................................................................    102,327     977,154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
    KRBL, Ltd.......................................................................   481,882 $ 2,437,158
    KSB Pumps, Ltd..................................................................    40,851     467,191
    L&T Finance Holdings, Ltd....................................................... 3,495,979   8,990,134
    LA Opala RG, Ltd................................................................   114,294     412,734
    Lakshmi Machine Works, Ltd......................................................    26,279   2,933,632
*   Lakshmi Vilas Bank, Ltd. (The)..................................................   628,630     936,928
*   Lanco Infratech, Ltd............................................................ 1,206,933      13,239
    Larsen & Toubro Infotech, Ltd...................................................     3,226      88,443
    Laurus Labs, Ltd................................................................    84,350     561,420
    LEEL Electricals, Ltd...........................................................    18,057      26,695
    LG Balakrishnan & Bros, Ltd.....................................................    48,800     394,022
    Linde India, Ltd................................................................    99,527     624,953
    LT Foods, Ltd...................................................................   851,891     739,861
    Lumax Auto Technologies, Ltd....................................................     4,975      11,688
    Lumax Industries, Ltd...........................................................     5,659     169,788
    LUX Industries, Ltd.............................................................    25,911     717,921
    Magma Fincorp, Ltd..............................................................   301,487     659,586
    Mahanagar Gas, Ltd..............................................................    59,516     793,766
    Maharashtra Scooters, Ltd.......................................................     4,507     197,592
    Maharashtra Seamless, Ltd.......................................................   210,955   1,472,449
    Mahindra & Mahindra Financial Services, Ltd..................................... 1,427,800  10,724,674
*   Mahindra CIE Automotive, Ltd....................................................   300,072   1,128,275
    Mahindra Holidays & Resorts India, Ltd..........................................   321,724   1,354,174
    Mahindra Lifespace Developers, Ltd..............................................   149,509   1,181,364
    Maithan Alloys, Ltd.............................................................    48,127     460,724
    Majesco, Ltd....................................................................    98,234     655,355
    Man Infraconstruction, Ltd......................................................   474,414     331,679
    Manappuram Finance, Ltd......................................................... 4,038,173   6,206,047
    Mangalam Cement, Ltd............................................................     5,720      20,625
    Mangalore Refinery & Petrochemicals, Ltd........................................   196,149     232,183
    Marksans Pharma, Ltd............................................................ 1,431,414     583,977
    Mastek, Ltd.....................................................................    51,812     416,068
*   Max Financial Services, Ltd.....................................................   556,442   4,022,559
*   Max India, Ltd..................................................................   960,513   1,137,960
    Mayur Uniquoters, Ltd...........................................................    93,582     581,747
    McLeod Russel India, Ltd........................................................   428,479     832,647
    Meghmani Organics, Ltd..........................................................   661,259     863,430
    MEP Infrastructure Developers, Ltd..............................................   207,330     176,074
    Mercator, Ltd...................................................................   755,032     236,878
    Merck, Ltd......................................................................    47,301   1,557,071
    Minda Corp., Ltd................................................................   328,802     789,032
    Minda Industries, Ltd...........................................................   242,145   1,432,659
    Mindtree, Ltd...................................................................   861,247  11,754,705
    Mirza International, Ltd........................................................   262,974     387,912
    MM Forgings, Ltd................................................................     5,386      49,121
    MOIL, Ltd.......................................................................   463,242   1,211,614
    Monsanto India, Ltd.............................................................    47,843   2,031,468
    Monte Carlo Fashions, Ltd.......................................................    18,482     112,767
*   Morepen Laboratories, Ltd....................................................... 1,524,534     766,653
    Motilal Oswal Financial Services, Ltd...........................................   157,407   2,107,271
    Mphasis, Ltd....................................................................   585,835   9,917,934
*   MPS, Ltd........................................................................    38,083     294,825
    Multi Commodity Exchange of India, Ltd..........................................    70,663     910,229
    Munjal Showa, Ltd...............................................................    39,839     126,670
*   Muthoot Capital Services, Ltd...................................................    29,465     522,016
    Muthoot Finance, Ltd............................................................   697,543   4,112,953
*   Nagarjuna Fertilizers & Chemicals, Ltd..........................................   688,495     138,944
*   Narayana Hrudayalaya, Ltd.......................................................   162,858     620,070
    Natco Pharma, Ltd...............................................................   632,486   7,229,698

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
INDIA -- (Continued)
    National Aluminium Co., Ltd..................................................... 3,342,747 $ 3,013,294
    National Fertilizers, Ltd.......................................................    87,654      57,595
    Nava Bharat Ventures, Ltd.......................................................   493,710     960,071
    Navin Fluorine International, Ltd...............................................    93,859     919,576
*   Navkar Corp., Ltd...............................................................   182,592     349,743
    Navneet Education, Ltd..........................................................   674,281   1,092,145
    NBCC India, Ltd.................................................................   505,771     520,795
    NCC, Ltd........................................................................ 3,509,710   4,752,654
    Nectar Lifesciences, Ltd........................................................   189,036      56,474
    NESCO, Ltd......................................................................   189,147   1,432,901
*   Network18 Media & Investments, Ltd..............................................   627,668     399,475
*   Neuland Laboratories, Ltd.......................................................    12,517     123,243
    NIIT Technologies, Ltd..........................................................   306,008   5,502,622
*   NIIT, Ltd.......................................................................   554,088     769,295
    Nilkamal, Ltd...................................................................    43,215   1,125,320
    NOCIL, Ltd......................................................................   478,848   1,233,908
    NRB Bearings, Ltd...............................................................   222,408     560,082
    Nucleus Software Exports, Ltd...................................................    25,272     127,096
    Oberoi Realty, Ltd..............................................................   747,023   5,370,922
    OCL India, Ltd..................................................................    72,208   1,264,537
    Omaxe, Ltd......................................................................   335,578   1,100,323
    Orient Cement, Ltd..............................................................   418,388     765,921
*   Orient Electric, Ltd............................................................   307,079     644,727
    Orient Paper & Industries, Ltd..................................................   307,079     140,381
    Orient Refractories, Ltd........................................................   161,265     495,533
*   Oriental Bank of Commerce.......................................................   588,747     697,794
    Oriental Carbon & Chemicals, Ltd................................................    13,160     223,118
    Page Industries, Ltd............................................................    30,001  12,694,303
    Paisalo Digital, Ltd............................................................     7,508      33,502
*   Panacea Biotec, Ltd.............................................................    41,966     141,135
    Panama Petrochem, Ltd...........................................................   126,555     289,002
    Parag Milk Foods, Ltd...........................................................   289,376   1,247,131
*   Patel Engineering, Ltd..........................................................    96,255      58,753
    PC Jeweller, Ltd................................................................   836,526   1,115,849
    Persistent Systems, Ltd.........................................................   280,951   3,426,100
    Pfizer, Ltd.....................................................................    93,188   3,638,486
    Phillips Carbon Black, Ltd......................................................   411,098   1,539,524
    Phoenix Mills, Ltd.(The)........................................................   355,685   3,296,824
    PI Industries, Ltd..............................................................   441,077   5,202,064
    Poly Medicure, Ltd..............................................................    54,673     193,955
    Polyplex Corp., Ltd.............................................................    49,131     318,759
    Power Mech Projects, Ltd........................................................    15,464     219,266
    Prabhat Dairy, Ltd..............................................................   209,252     464,830
    Praj Industries, Ltd............................................................   655,281     757,417
*   Prakash Industries, Ltd.........................................................   430,664     884,622
*   Praxis Home Retail, Ltd.........................................................       649       1,784
    Prestige Estates Projects, Ltd..................................................   744,674   2,747,150
*   Prime Focus, Ltd................................................................   129,887     143,762
*   Prism Johnson, Ltd..............................................................   621,984     978,379
    PTC India Financial Services, Ltd............................................... 1,650,202     455,916
    PTC India, Ltd.................................................................. 1,758,724   2,130,180
    Puravankara, Ltd................................................................   395,883     610,246
    PVR, Ltd........................................................................   158,078   2,558,063
    Quick Heal Technologies, Ltd....................................................    63,357     248,021
    Radico Khaitan, Ltd.............................................................   470,871   3,017,214
    Rain Commodities, Ltd...........................................................   648,863   1,871,222
    Rajesh Exports, Ltd.............................................................   348,160   2,874,932
    Rallis India, Ltd...............................................................   493,675   1,443,684
    Ramco Cements, Ltd. (The).......................................................   473,120   4,970,188

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
INDIA -- (Continued)
    Ramco Industries, Ltd...........................................................   176,508 $  630,435
*   Ramco Systems, Ltd..............................................................    28,350    150,887
    Ramkrishna Forgings, Ltd........................................................    74,892    713,154
*   Ramky Infrastructure, Ltd.......................................................    80,139    209,208
    Rane Holdings, Ltd..............................................................    15,190    443,403
    Rashtriya Chemicals & Fertilizers, Ltd..........................................   937,253    978,473
    Ratnamani Metals & Tubes, Ltd...................................................    67,754    856,768
*   RattanIndia Power, Ltd.......................................................... 5,571,539    305,798
    Raymond, Ltd....................................................................   288,179  3,497,326
    Redington India, Ltd............................................................ 1,869,771  2,942,242
    Relaxo Footwears, Ltd...........................................................   123,006  1,461,468
    Reliance Capital, Ltd...........................................................   946,682  5,813,700
*   Reliance Communications, Ltd.................................................... 8,508,198  1,819,160
*   Reliance Home Finance, Ltd......................................................   983,665    901,503
    Reliance Infrastructure, Ltd....................................................   994,174  5,788,939
*   Reliance Power, Ltd............................................................. 4,874,656  2,385,151
    Repco Home Finance, Ltd.........................................................   236,036  2,070,072
    Rico Auto Industries, Ltd.......................................................   148,401    156,241
*   Ruchi Soya Industries, Ltd......................................................   200,054     29,382
    Rushil Decor, Ltd...............................................................     8,003     74,471
    Sadbhav Engineering, Ltd........................................................   518,335  2,076,126
    Sadbhav Infrastructure Project, Ltd.............................................   168,293    267,849
    Sagar Cements, Ltd..............................................................    15,163    180,515
*   Sanghi Industries, Ltd..........................................................   343,110    461,317
    Sanghvi Movers, Ltd.............................................................    38,342    105,270
    Sanofi India, Ltd...............................................................    42,692  3,729,689
    Sanwaria Consumer, Ltd.......................................................... 1,076,173    210,919
    Sarda Energy & Minerals, Ltd....................................................    48,897    282,975
    Saregama India, Ltd.............................................................    54,353    498,062
    Sasken Technologies, Ltd........................................................    40,116    556,719
*   Savita Oil Technologies, Ltd....................................................     1,504     28,099
    Schaeffler India, Ltd...........................................................    38,269  2,932,877
    Sequent Scientific, Ltd.........................................................    15,341     11,713
    SH Kelkar & Co., Ltd............................................................   130,662    375,517
    Shankara Building Products, Ltd.................................................    19,401    464,648
    Shanthi Gears, Ltd..............................................................     5,154     10,437
    Sharda Cropchem, Ltd............................................................    90,177    485,167
    Sharda Motor Industries, Ltd....................................................     2,845     94,169
    Shemaroo Entertainment, Ltd.....................................................    16,694    122,227
    Shilpa Medicare, Ltd............................................................   121,313    715,307
*   Shipping Corp. of India, Ltd....................................................   975,179    902,650
    Shoppers Stop, Ltd..............................................................    61,138    498,657
    Shriram City Union Finance, Ltd.................................................    55,829  1,559,669
*   Shriram EPC, Ltd................................................................   106,141     24,930
    Shriram Transport Finance Co., Ltd..............................................    29,422    595,481
*   Sical Logistics, Ltd............................................................    65,637    166,003
    Simplex Infrastructures, Ltd....................................................   113,011    733,442
    Sintex Industries, Ltd.......................................................... 2,414,404    505,855
*   Sintex Plastics Technology, Ltd................................................. 3,697,541  2,224,453
*   SITI Networks, Ltd.............................................................. 1,597,465    265,638
    Siyaram Silk Mills, Ltd.........................................................    27,445    216,501
    SJVN, Ltd....................................................................... 2,789,192  1,099,647
    SKF India, Ltd..................................................................   130,203  3,182,143
    Skipper, Ltd....................................................................   171,246    398,322
    SML ISUZU, Ltd..................................................................    42,899    493,629
    Sobha, Ltd......................................................................   407,373  2,807,961
    Solar Industries India, Ltd.....................................................   147,717  2,579,336
*   Solara Active Pharma Sciences, Ltd..............................................    59,568    154,594
    Somany Ceramics, Ltd............................................................    41,323    331,697

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
INDIA -- (Continued)
    Sonata Software, Ltd............................................................    341,739 $ 1,723,040
    South Indian Bank, Ltd. (The)...................................................  8,518,803   2,278,360
    Srei Infrastructure Finance, Ltd................................................  1,205,273     942,661
    SRF, Ltd........................................................................    122,203   3,082,816
    Srikalahasthi Pipes, Ltd........................................................    120,091     365,907
*   Star Cement, Ltd................................................................    183,269     305,884
    Sterlite Technologies, Ltd......................................................  1,239,601   6,240,674
    Strides Arcolab, Ltd............................................................    353,724   1,987,930
    Subros, Ltd.....................................................................    107,425     510,394
    Sudarshan Chemical Industries...................................................    134,385     923,547
*   Sundaram Finance Holdings, Ltd..................................................     56,821      97,450
    Sundaram Finance, Ltd...........................................................     57,233   1,248,835
    Sundaram-Clayton, Ltd...........................................................      6,592     402,590
    Sundram Fasteners, Ltd..........................................................    496,029   4,751,700
    Sunteck Realty, Ltd.............................................................    283,786   1,700,926
    Suprajit Engineering, Ltd.......................................................    207,211     777,731
    Supreme Industries, Ltd.........................................................    314,221   5,493,999
    Supreme Petrochem, Ltd..........................................................    172,445     705,781
    Surya Roshni, Ltd...............................................................    101,312     515,061
    Sutlej Textiles and Industries, Ltd.............................................     90,167      69,992
    Suven Life Sciences, Ltd........................................................    450,470   1,515,937
*   Suzlon Energy, Ltd.............................................................. 15,310,443   1,746,166
    Swan Energy, Ltd................................................................     76,621     178,916
    Swaraj Engines, Ltd.............................................................     25,947     681,829
    Symphony, Ltd...................................................................     62,949     993,664
*   Syndicate Bank..................................................................  1,945,418   1,290,309
    Syngene International, Ltd......................................................    170,301   1,483,654
    TAKE Solutions, Ltd.............................................................    388,754   1,148,567
    Tamil Nadu Newsprint & Papers, Ltd..............................................    173,348     671,394
    Tasty Bite Eatables, Ltd........................................................         31       3,712
    Tata Chemicals, Ltd.............................................................    584,666   5,879,769
    Tata Communications, Ltd........................................................    156,112   1,318,708
    Tata Elxsi, Ltd.................................................................    136,304   2,849,963
    Tata Global Beverages, Ltd......................................................  2,794,415  10,097,083
    Tata Metaliks, Ltd..............................................................     74,899     710,753
    Tata Power Co., Ltd. (The)......................................................  1,433,158   1,558,084
    Tata Sponge Iron, Ltd...........................................................     56,229     736,509
*   Tata Teleservices Maharashtra, Ltd..............................................  4,584,815     331,938
    TCI Express, Ltd................................................................    124,307   1,145,439
*   Techno Electric & Engineering Co., Ltd..........................................    261,424   1,070,165
    Texmaco Rail & Engineering, Ltd.................................................    452,037     498,623
    Thermax, Ltd....................................................................    237,082   4,051,962
    Thirumalai Chemicals, Ltd.......................................................     32,562     686,956
    Thomas Cook India, Ltd..........................................................    206,461     786,886
    Thyrocare Technologies, Ltd.....................................................     55,517     503,702
    TI Financial Holdings, Ltd......................................................    526,505   4,783,844
    Tide Water Oil Co India, Ltd....................................................      6,814     570,291
    Time Technoplast, Ltd...........................................................    760,995   1,556,278
    Timken India, Ltd...............................................................    175,867   1,870,502
    Tinplate Co. of India, Ltd. (The)...............................................    240,675     559,039
    Titagarh Wagons, Ltd............................................................    317,621     423,359
    Torrent Pharmaceuticals, Ltd....................................................     21,081     469,356
    Torrent Power, Ltd..............................................................  1,083,411   3,809,603
    Tourism Finance Corp. of India, Ltd.............................................    205,661     442,132
    Transport Corp. of India, Ltd...................................................    252,375   1,034,648
    Trent, Ltd......................................................................    449,150   2,294,828
    Trident, Ltd....................................................................    764,283     622,321
    Triveni Engineering & Industries, Ltd...........................................    461,377     267,091
    Triveni Turbine, Ltd............................................................    412,775     692,337

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
INDIA -- (Continued)
    TTK Prestige, Ltd...............................................................     29,490 $  2,662,106
    Tube Investments of India, Ltd..................................................    539,605    1,955,380
    TV Today Network, Ltd...........................................................    168,008    1,050,125
*   TV18 Broadcast, Ltd.............................................................  4,315,205    2,981,968
    TVS Srichakra, Ltd..............................................................     13,507      595,929
*   UCO Bank........................................................................  1,375,491      402,095
    Uflex, Ltd......................................................................    232,965      918,809
    UFO Moviez India, Ltd...........................................................     38,046      218,623
    Unichem Laboratories, Ltd.......................................................    272,693      909,694
*   Union Bank of India.............................................................  1,291,040    1,635,368
*   Uniply Industries, Ltd..........................................................     12,215       12,525
*   Unitech, Ltd.................................................................... 10,664,431      672,136
    United Breweries, Ltd...........................................................     50,276      811,768
    UPL, Ltd........................................................................    220,106    2,064,088
*   V2 Retail, Ltd..................................................................     92,038      612,656
    VA Tech Wabag, Ltd..............................................................    263,438    1,383,363
*   Vaibhav Global, Ltd.............................................................     52,397      545,975
    Vardhman Textiles, Ltd..........................................................    144,981    2,540,796
    Venky's India, Ltd..............................................................     46,730    1,516,465
    Vesuvius India, Ltd.............................................................      9,930      184,041
    V-Guard Industries, Ltd.........................................................  1,089,129    3,410,658
    Vijaya Bank.....................................................................  2,086,443    1,893,078
    Vinati Organics, Ltd............................................................     74,867    1,052,863
    Vindhya Telelinks, Ltd..........................................................     11,936      177,869
    VIP Industries, Ltd.............................................................    466,160    3,296,066
    Visaka Industries, Ltd..........................................................     29,339      256,765
    V-Mart Retail, Ltd..............................................................     40,820    1,443,035
    Voltas, Ltd.....................................................................    460,967    3,825,039
*   VRL Logistics, Ltd..............................................................    206,545    1,057,421
    VST Industries, Ltd.............................................................     30,951    1,230,448
    VST Tillers Tractors, Ltd.......................................................     13,719      440,167
    WABCO India, Ltd................................................................     28,104    2,727,809
    Welspun Corp., Ltd..............................................................    754,653    1,382,089
    Welspun Enterprises, Ltd........................................................    411,154      938,769
    Welspun India, Ltd..............................................................  2,373,128    1,973,760
    West Coast Paper Mills, Ltd.....................................................    119,860      485,345
    Wheels India, Ltd...............................................................      1,724       58,461
    Whirlpool of India, Ltd.........................................................     86,730    2,201,171
*   Wockhardt, Ltd..................................................................    242,161    2,070,122
    Wonderla Holidays, Ltd..........................................................     80,157      393,127
    Zee Learn, Ltd..................................................................    956,093      514,472
*   Zee Media Corp., Ltd............................................................    838,464      390,165
    Zensar Technologies, Ltd........................................................    115,503    2,081,100
    Zuari Agro Chemicals, Ltd.......................................................     16,783       87,277
*   Zydus Wellness, Ltd.............................................................     91,576    1,915,389
                                                                                                ------------
TOTAL INDIA.........................................................................             998,671,581
                                                                                                ------------
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT................................................... 56,357,800    5,121,767
    Acset Indonusa Tbk PT...........................................................     65,000       11,543
    Adhi Karya Persero Tbk PT....................................................... 15,974,788    1,783,493
    Agung Podomoro Land Tbk PT...................................................... 49,042,500      548,124
    AKR Corporindo Tbk PT........................................................... 13,583,300    3,972,788
    Alam Sutera Realty Tbk PT....................................................... 93,166,300    2,067,336
    Aneka Tambang Tbk PT............................................................ 74,075,391    4,711,955
    Arwana Citramulia Tbk PT........................................................ 29,196,500      745,528
    Asahimas Flat Glass Tbk PT......................................................    978,600      319,718
    Astra Agro Lestari Tbk PT.......................................................  2,953,900    2,228,905
    Astra Graphia Tbk PT............................................................  2,211,000      251,393

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES      VALUE>>
                                                                                     ----------- -----------
INDONESIA -- (Continued)
    Astra Otoparts Tbk PT...........................................................   2,719,300 $   275,492
*   Asuransi Kresna Mitra Tbk PT....................................................   6,518,500     329,977
*   Bakrie and Brothers Tbk PT......................................................   2,687,525      14,166
*   Bakrie Telecom Tbk PT...........................................................  49,756,298      27,604
*   Bank Artha Graha Internasional Tbk PT...........................................   6,018,100      30,911
*   Bank Bukopin Tbk................................................................  36,050,766   1,060,687
*   Bank Ina Perdana PT.............................................................   6,533,600     299,172
    Bank Maybank Indonesia Tbk PT...................................................   5,144,600      80,086
*   Bank Nationalnobu Tbk PT........................................................     715,800      45,180
*   Bank Pan Indonesia Tbk PT.......................................................  28,300,400   1,520,067
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT............................  22,413,300   3,201,490
    Bank Pembangunan Daerah Jawa Timur Tbk PT.......................................  28,802,100   1,299,811
*   Bank Permata Tbk PT.............................................................  25,919,802     970,091
    Bank Tabungan Negara Persero Tbk PT.............................................   4,920,849     805,919
    Bank Tabungan Pensiunan Nasional Tbk PT.........................................     766,800     205,504
    Barito Pacific Tbk PT...........................................................  15,689,600   1,976,491
    Bekasi Fajar Industrial Estate Tbk PT...........................................  40,667,900     677,643
*   Benakat Integra Tbk PT.......................................................... 133,672,100     538,657
    BFI Finance Indonesia Tbk PT....................................................     648,400      27,992
*   Bintang Oto Global Tbk PT.......................................................   1,398,200      60,126
    BISI International Tbk PT.......................................................  16,025,900   1,934,466
    Blue Bird Tbk PT................................................................   2,176,800     396,991
*   Buana Lintas Lautan Tbk PT......................................................     653,800       5,665
    Bukit Asam Tbk PT...............................................................   4,194,100   1,305,475
*   Bumi Resources Tbk PT...........................................................  70,558,100   1,274,893
*   Bumi Teknokultura Unggul Tbk PT.................................................  60,635,600     534,200
    Catur Sentosa Adiprana Tbk PT...................................................   2,986,100     117,912
*   Centratama Telekomunikasi Indonesia Tbk PT......................................   1,300,300       7,578
    Ciputra Development Tbk PT...................................................... 109,002,020   7,527,601
*   Citra Marga Nusaphala Persada Tbk PT............................................  18,263,702   1,667,130
*   Clipan Finance Indonesia Tbk PT.................................................   1,482,000      29,536
*   Delta Dunia Makmur Tbk PT.......................................................  35,879,700   1,931,772
    Dharma Satya Nusantara Tbk PT...................................................   2,071,600      55,445
*   Eagle High Plantations Tbk PT................................................... 102,829,300   1,457,250
    Elnusa Tbk PT...................................................................  31,603,800     779,587
*   Energi Mega Persada Tbk PT......................................................  35,456,400     376,475
    Erajaya Swasembada Tbk PT.......................................................  10,697,000   2,316,846
    Fajar Surya Wisesa Tbk PT.......................................................     644,000     356,407
    Gajah Tunggal Tbk PT............................................................  13,958,900     644,542
*   Garuda Indonesia Persero Tbk PT.................................................  45,535,149     720,173
    Global Mediacom Tbk PT..........................................................  65,455,600   2,045,085
*   Hanson International Tbk PT..................................................... 368,126,800   3,348,196
    Harum Energy Tbk PT.............................................................   7,937,900   1,598,579
    Hexindo Adiperkasa Tbk PT.......................................................     508,500     114,996
*   Holcim Indonesia Tbk PT.........................................................   6,836,200     367,511
    Impack Pratama Industri Tbk PT..................................................     169,800      11,541
    Indah Kiat Pulp & Paper Corp. Tbk PT............................................  13,436,900  17,907,120
    Indika Energy Tbk PT............................................................  12,820,200   3,206,791
    Indo Tambangraya Megah Tbk PT...................................................   2,670,000   5,276,846
*   Indofarma Persero Tbk PT........................................................      76,200      16,389
    Indomobil Sukses Internasional Tbk PT...........................................     360,400      72,032
    Indosat Tbk PT..................................................................   1,415,000     344,556
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT....................................  23,354,600   1,327,971
    INOVISI Infracom Tbk PT.........................................................   1,806,467         188
*   Inti Agri Resources Tbk PT......................................................  28,602,000     635,187
*   Intikeramik Alamasri Industri Tbk PT............................................  11,263,600     157,939
*   Intiland Development Tbk PT.....................................................  67,246,032   1,547,644
    Japfa Comfeed Indonesia Tbk PT..................................................  41,441,000   6,182,077
    Jaya Real Property Tbk PT.......................................................  14,299,600     629,817

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES     VALUE>>
                                                                                     ----------- ----------
INDONESIA -- (Continued)
    Kawasan Industri Jababeka Tbk PT................................................ 155,903,557 $2,382,781
    KMI Wire & Cable Tbk PT.........................................................  17,852,200    418,380
*   Krakatau Steel Persero Tbk PT...................................................  34,945,702    994,301
*   Kresna Graha Investama Tbk PT................................................... 110,986,300  5,581,424
    Link Net Tbk PT.................................................................   6,391,200  1,870,784
*   Lippo Cikarang Tbk PT...........................................................   3,930,000    569,305
    Lippo Karawaci Tbk PT........................................................... 124,895,000  3,171,793
    Malindo Feedmill Tbk PT.........................................................   7,226,400    551,361
    Matahari Department Store Tbk PT................................................     516,300    287,989
*   Matahari Putra Prima Tbk PT.....................................................  10,215,728    179,974
*   Medco Energi Internasional Tbk PT...............................................  64,505,733  4,432,631
    Media Nusantara Citra Tbk PT....................................................  28,370,000  1,941,690
*   Mega Manunggal Property Tbk PT..................................................   1,096,800     38,019
    Metrodata Electronics Tbk PT....................................................   1,242,800     62,899
    Metropolitan Kentjana Tbk PT....................................................       7,900     13,104
*   Minna Padi Investama Sekuritas Tbk PT...........................................      62,900      2,255
    Mitra Adiperkasa Tbk PT.........................................................  64,112,000  3,939,198
    Mitra Keluarga Karyasehat Tbk PT................................................   7,050,000    977,614
    Mitra Pinasthika Mustika Tbk PT.................................................   8,057,100    537,256
*   MNC Investama Tbk PT............................................................ 193,556,400  1,380,435
*   MNC Land Tbk PT.................................................................   1,031,700     98,227
*   MNC Vision Network PT...........................................................   1,540,200     95,595
    Modernland Realty Tbk PT........................................................  85,525,100  1,636,874
*   Multipolar Tbk PT...............................................................  45,033,900    359,174
*   Multistrada Arah Sarana Tbk PT..................................................   6,893,700    152,019
    Nippon Indosari Corpindo Tbk PT.................................................  19,562,789  1,289,498
*   Nirvana Development Tbk PT......................................................  12,056,400     75,095
    Nusantara Infrastructure Tbk PT................................................. 108,820,400  1,555,529
    Pabrik Kertas Tjiwi Kimia Tbk PT................................................   3,895,300  3,922,010
*   Pacific Strategic Financial Tbk PT..............................................   5,979,900    207,834
    Pakuwon Jati Tbk PT.............................................................  21,268,400    760,392
    Pan Brothers Tbk PT.............................................................  30,784,400  1,164,365
*   Panin Financial Tbk PT.......................................................... 153,196,100  2,169,093
*   Panin Insurance Tbk PT..........................................................   8,919,100    627,627
    Panin Sekuritas Tbk PT..........................................................      31,500      3,493
*   Pelat Timah Nusantara Tbk PT....................................................      52,300     15,056
*   Pelayaran Tamarin Samudra Tbk PT................................................   1,882,200    550,824
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT...........................  27,446,700  1,914,229
*   Pool Advista Indonesia Tbk PT...................................................   9,011,300  3,067,697
    PP Persero Tbk PT...............................................................  26,675,014  3,852,931
    PP Properti Tbk PT.............................................................. 112,288,500  1,130,562
    Ramayana Lestari Sentosa Tbk PT.................................................  28,633,300  2,792,221
    Resource Alam Indonesia Tbk PT..................................................   2,456,000     59,375
*   Rimo International Lestari Tbk PT............................................... 103,602,300    984,295
    Rukun Raharja Tbk PT............................................................     986,900     46,538
    Salim Ivomas Pratama Tbk PT.....................................................  34,647,500  1,149,141
    Sampoerna Agro PT...............................................................   5,969,300    976,884
    Sawit Sumbermas Sarana Tbk PT...................................................  20,275,500  1,736,737
*   Sekawan Intipratama Tbk PT......................................................   9,367,900     16,241
    Selamat Sempurna Tbk PT.........................................................  21,783,500  1,904,123
    Semen Baturaja Persero Tbk PT...................................................  21,982,200  4,910,767
*   Sentul City Tbk PT.............................................................. 177,404,700  1,552,845
*   Siloam International Hospitals Tbk PT...........................................   3,758,350    814,612
    Sinar Mas Agro Resources & Technology Tbk PT....................................   1,037,460    278,273
*   Sitara Propertindo Tbk PT.......................................................  30,377,200  1,896,533
*   Smartfren Telecom Tbk PT........................................................     425,300      4,805
    Sri Rejeki Isman Tbk PT.........................................................  69,942,631  1,659,421
    Steel Pipe Industry of Indonesia PT.............................................   4,808,400     30,366
*   Sugih Energy Tbk PT............................................................. 100,457,800    348,328

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ----------- ------------
INDONESIA -- (Continued)
    Sumber Alfaria Trijaya Tbk PT...................................................     293,400 $     16,473
    Summarecon Agung Tbk PT.........................................................  70,624,664    3,754,802
*   Surya Esa Perkasa Tbk PT........................................................   2,551,100       44,663
    Surya Semesta Internusa Tbk PT..................................................  32,513,600    1,309,948
    Tempo Scan Pacific Tbk PT.......................................................   1,314,400      136,736
*   Tiga Pilar Sejahtera Food Tbk...................................................  19,238,200      224,134
    Timah Tbk PT....................................................................  26,432,514    1,551,851
    Tiphone Mobile Indonesia Tbk PT.................................................  18,845,000    1,112,617
    Total Bangun Persada Tbk PT.....................................................  12,766,100      562,576
    Tower Bersama Infrastructure Tbk PT.............................................   5,926,300    2,159,586
*   Trada Alam Minera Tbk PT........................................................ 206,255,700    4,154,159
    Trias Sentosa Tbk PT............................................................  33,492,700      929,991
*   Truba Alam Manunggal Engineering PT.............................................  21,316,500        7,391
    Tunas Baru Lampung Tbk PT.......................................................  20,570,900    1,269,850
    Tunas Ridean Tbk PT.............................................................  12,252,300    1,019,789
    Ultrajaya Milk Industry & Trading Co. Tbk PT....................................  15,006,900    1,347,432
    Unggul Indah Cahaya Tbk PT......................................................      48,239       11,025
*   Vale Indonesia Tbk PT...........................................................  16,749,600    5,085,054
*   Visi Media Asia Tbk PT..........................................................  58,082,200      805,617
    Waskita Beton Precast Tbk PT....................................................  63,595,900    1,891,242
    Wijaya Karya Beton Tbk PT.......................................................  21,627,800      597,323
    Wijaya Karya Persero Tbk PT.....................................................  25,733,007    2,770,763
*   XL Axiata Tbk PT................................................................   2,683,700      513,270
                                                                                                 ------------
TOTAL INDONESIA.....................................................................              209,859,139
                                                                                                 ------------
MALAYSIA -- (3.4%)
#   7-Eleven Malaysia Holdings Bhd, Class B.........................................   2,662,446      970,004
    Aeon Co. M Bhd..................................................................   3,731,600    2,091,567
#   AEON Credit Service M Bhd.......................................................     700,000    2,579,162
    AFFIN Bank Bhd..................................................................   1,632,220    1,031,942
#*  AirAsia X Bhd...................................................................  17,602,300    1,605,706
    Ajinomoto Malaysia Bhd..........................................................      98,000      530,770
    Alliance Bank Malaysia Bhd......................................................   3,286,400    3,251,093
    Allianz Malaysia Bhd............................................................     143,500      443,459
    Amway Malaysia Holdings Bhd.....................................................     294,000      545,035
#   Ann Joo Resources Bhd...........................................................     787,050      376,415
    APM Automotive Holdings Bhd.....................................................     256,900      224,613
    Benalec Holdings Bhd............................................................   3,667,000      261,994
#*  Berjaya Assets Bhd..............................................................   3,662,800      311,407
*   Berjaya Corp. Bhd...............................................................  23,607,127    1,742,798
    Berjaya Food Bhd................................................................     416,800      153,905
*   Berjaya Land Bhd................................................................   3,930,700      252,247
    Berjaya Sports Toto Bhd.........................................................   4,343,167    2,522,924
#*  Bermaz Auto Bhd.................................................................   5,003,600    2,684,836
    BIMB Holdings Bhd...............................................................   1,490,308    1,457,675
    Bintulu Port Holdings Bhd.......................................................      25,900       34,647
#   Bonia Corp. Bhd.................................................................   1,427,000      152,862
#*  Borneo Oil Bhd..................................................................   6,671,999       98,913
    Boustead Holdings Bhd...........................................................   2,775,328    1,625,741
    Boustead Plantations Bhd........................................................   3,337,499    1,051,507
#*  Bumi Armada Bhd.................................................................  17,512,700    3,079,982
#   Bursa Malaysia Bhd..............................................................   5,225,900   10,060,667
#   CAB Cakaran Corp. Bhd...........................................................   2,339,700      542,119
    Cahya Mata Sarawak Bhd..........................................................   3,576,800    2,774,068
    Can-One Bhd.....................................................................     435,800      262,920
#   Carlsberg Brewery Malaysia Bhd, Class B.........................................   1,233,800    5,812,730
    CB Industrial Product Holding Bhd...............................................   2,699,940      836,815
    CCK Consolidated Holdings BHD...................................................      53,000       12,078
    CCM Duopharma Biotech Bhd.......................................................     444,500      134,822

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
MALAYSIA -- (Continued)
    Chin Teck Plantations BHD.......................................................     33,000 $   60,946
    CJ Century Logistics Holdings Bhd, Class B......................................  1,140,500    192,518
    Coastal Contracts Bhd...........................................................  1,880,866    536,989
#*  Comfort Glove Bhd...............................................................    687,200    148,456
    CSC Steel Holdings Bhd..........................................................    875,500    287,057
    Cypark Resources Bhd............................................................  1,086,900    644,623
    D&O Green Technologies Bhd......................................................  3,253,600    586,200
    Dagang NeXchange Bhd............................................................  9,802,800    993,917
    Daibochi Bhd....................................................................    133,056     66,872
#   Datasonic Group Bhd.............................................................  3,464,100    691,843
*   Dayang Enterprise Holdings Bhd..................................................  2,370,596    414,255
#   DRB-Hicom Bhd...................................................................  6,344,200  3,475,812
    Dutch Lady Milk Industries Bhd..................................................    141,900  2,337,998
#   Eastern & Oriental Bhd..........................................................  6,188,047  2,332,778
*   Eco World Development Group Bhd.................................................  7,216,700  2,222,009
*   Eco World International Bhd.....................................................     65,800     18,496
#   Econpile Holdings Bhd...........................................................  4,724,750  1,053,749
#   Ekovest BHD.....................................................................  8,251,950  1,536,608
    Engtex Group Bhd................................................................    448,700    121,666
    Evergreen Fibreboard Bhd........................................................  4,241,250    533,169
    FAR East Holdings BHD...........................................................     61,500    184,604
#   FGV Holdings Bhd................................................................ 10,758,000  4,589,747
    Frontken Corp. Bhd..............................................................    283,400     37,981
    Gabungan AQRS Bhd...............................................................  1,795,500    618,623
    Gadang Holdings Bhd.............................................................  2,590,300    478,806
#   Gas Malaysia Bhd................................................................  1,164,100    845,414
#   George Kent Malaysia Bhd........................................................  2,877,400  1,018,057
#   Globetronics Technology Bhd.....................................................  4,241,673  2,613,186
    Glomac Bhd......................................................................  3,140,280    352,478
#   Guan Chong Bhd..................................................................     22,600      9,922
#   GuocoLand Malaysia Bhd..........................................................  1,578,400    360,562
    Hai-O Enterprise Bhd............................................................  1,274,320  1,381,129
    HAP Seng Consolidated Bhd.......................................................  1,623,840  3,920,128
    Hap Seng Plantations Holdings Bhd...............................................  1,282,700    719,703
    Heineken Malaysia Bhd...........................................................    965,000  5,384,249
#   Hengyuan Refining Co. Bhd.......................................................    846,300  1,419,513
#   HeveaBoard Bhd..................................................................  3,041,200    644,544
*   Hiap Teck Venture Bhd...........................................................  6,882,600    646,113
#*  Hibiscus Petroleum Bhd..........................................................  7,647,500  1,815,633
    Hock Seng LEE Bhd...............................................................  1,313,408    443,281
    Hong Leong Industries Bhd.......................................................    622,600  1,668,686
#   HSS Engineers Bhd...............................................................    717,000    131,643
    Hua Yang Bhd....................................................................  1,783,866    216,750
*   Hume Industries Bhd.............................................................    281,872     72,046
    Hup Seng Industries Bhd.........................................................  1,433,633    380,967
    I-Bhd...........................................................................  2,260,900    298,150
    IGB Bhd.........................................................................    604,277    434,549
    IJM Plantations Bhd.............................................................  1,595,400    911,982
#   Inari Amertron Bhd..............................................................  9,366,645  5,656,917
    Inch Kenneth Kajang Rubber P.L.C................................................  1,045,300    172,293
    Insas Bhd.......................................................................  3,987,881    883,868
*   Iris Corp. Bhd.................................................................. 16,133,500    598,440
#*  Iskandar Waterfront City Bhd....................................................  3,063,100    592,932
#*  JAKS Resources Bhd..............................................................  2,581,000    674,754
#   Jaya Tiasa Holdings Bhd.........................................................  3,143,327    530,072
#   JCY International Bhd...........................................................  3,967,600    258,658
#   JHM Consolidation Bhd...........................................................    187,700     55,615
#   Karex Bhd.......................................................................  2,710,149    547,087
    Keck Seng Malaysia Bhd..........................................................    858,750    850,023

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
MALAYSIA -- (Continued)
    Kenanga Investment Bank Bhd.....................................................  1,871,360 $  350,617
    Kerjaya Prospek Group Bhd.......................................................  1,880,580    708,126
    Kesm Industries Bhd.............................................................     68,400    287,283
    Kian JOO CAN Factory Bhd........................................................  1,801,180  1,170,527
    Kim Loong Resources Bhd.........................................................  1,032,880    353,501
#   Kimlun Corp. Bhd................................................................    706,409    269,374
#*  KNM Group Bhd................................................................... 13,729,780    676,336
    Kossan Rubber Industries........................................................  5,879,200  6,356,192
#   KPJ Healthcare Bhd.............................................................. 22,634,300  5,845,685
#   Kretam Holdings Bhd.............................................................  4,653,800    481,130
#*  KSL Holdings Bhd................................................................  4,585,518  1,004,588
    Kumpulan Fima BHD...............................................................    880,850    372,477
    Kumpulan Perangsang Selangor Bhd................................................  1,701,646    812,506
*   Kwantas Corp. BHD...............................................................    181,100     56,141
*   Lafarge Malaysia Bhd............................................................  1,342,700  1,046,374
*   Land & General Bhd.............................................................. 15,164,960    747,672
*   Landmarks Bhd...................................................................  1,775,200    316,920
    LBS Bina Group Bhd..............................................................  4,746,080  1,085,789
    Lii Hen Industries Bhd..........................................................    775,400    536,464
    Lingkaran Trans Kota Holdings Bhd...............................................  1,267,300  1,353,205
#*  Lion Industries Corp. Bhd.......................................................  2,663,300    549,948
    LPI Capital Bhd.................................................................    357,324  1,473,462
    Magni-Tech Industries Bhd.......................................................    405,400    479,320
#   Magnum Bhd......................................................................  5,097,700  2,758,952
    Mah Sing Group Bhd..............................................................  9,779,987  3,133,243
    Malakoff Corp. Bhd..............................................................  8,011,400  1,914,366
    Malayan Flour Mills Bhd.........................................................  2,058,850    649,721
*   Malayan United Industries Bhd...................................................  2,568,600    120,264
    Malaysia Building Society Bhd...................................................  7,374,563  2,032,217
#   Malaysia Marine and Heavy Engineering Holdings Bhd..............................  1,698,800    328,021
*   Malaysian Bulk Carriers Bhd.....................................................  2,787,000    415,088
#   Malaysian Pacific Industries Bhd................................................    763,713  2,020,575
#   Malaysian Resources Corp. Bhd................................................... 12,953,298  2,479,035
    Malton Bhd......................................................................  2,905,400    475,924
#   Matrix Concepts Holdings Bhd....................................................  2,818,158  1,442,687
    MBM Resources BHD...............................................................  1,379,696    814,846
#   Media Chinese International, Ltd................................................  4,708,500    342,239
#*  Media Prima Bhd.................................................................  6,440,803    850,622
    Mega First Corp. Bhd............................................................  1,198,800  1,043,763
    Mitrajaya Holdings Bhd..........................................................  2,495,610    350,236
*   MK Land Holdings Bhd............................................................  2,371,000    136,793
#   MKH Bhd.........................................................................  2,280,734    810,063
    MMC Corp. Bhd...................................................................  2,085,100    754,503
*   MNRB Holdings Bhd...............................................................  1,167,050    564,263
#*  MPHB Capital Bhd................................................................  1,429,100    465,161
    Muda Holdings Bhd...............................................................    326,400    144,955
*   Mudajaya Group Bhd..............................................................  2,167,066    307,349
    Muhibbah Engineering M Bhd......................................................  2,475,450  1,852,255
#*  Mulpha International Bhd........................................................  1,345,930    696,625
#   My EG Services Bhd..............................................................  9,778,500  2,991,473
*   Naim Holdings Bhd...............................................................  1,119,900    189,072
    NTPM Holdings Bhd...............................................................    640,000     92,177
#   OCK Group Bhd...................................................................  1,962,300    314,331
    Oriental Holdings BHD...........................................................    582,200    901,089
    OSK Holdings Bhd................................................................  8,212,455  2,040,039
    Pacific & Orient Bhd............................................................    239,167     62,691
    Padini Holdings Bhd.............................................................  3,025,900  4,466,438
    Panasonic Manufacturing Malaysia Bhd............................................    158,984  1,517,322
    Pantech Group Holdings Bhd......................................................  2,443,030    319,028

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
MALAYSIA -- (Continued)
    Paramount Corp. Bhd.............................................................    769,825 $  352,532
*   Parkson Holdings Bhd............................................................  2,674,947    396,336
#*  Pentamaster Corp. Bhd...........................................................  1,245,720    879,757
#*  PESTECH International Bhd.......................................................  1,911,800    716,228
#   Petron Malaysia Refining & Marketing Bhd........................................    503,900    976,813
    Pharmaniaga Bhd.................................................................    629,060    493,735
#   PIE Industrial Bhd..............................................................  1,306,900    499,642
#   Pos Malaysia Bhd................................................................  2,923,200  3,177,485
    Power Root Bhd..................................................................    227,400     90,764
    Prestariang Bhd.................................................................    140,400     38,078
    Protasco Bhd....................................................................  2,718,975    368,321
#*  Puncak Niaga Holdings Bhd.......................................................  1,671,020    259,242
#   QL Resources Bhd................................................................  5,009,959  7,398,271
    Ranhill Holdings Bhd............................................................     61,300     10,253
    RGB International Bhd...........................................................  2,064,200    137,430
#*  Rimbunan Sawit Bhd..............................................................  3,667,900    262,294
*   Salcon Bhd......................................................................  4,323,416    319,741
    Salutica Bhd....................................................................    275,500     38,400
    Sam Engineering & Equipment M Bhd...............................................    166,800    300,085
#*  Sapura Energy Bhd............................................................... 26,988,800  4,022,566
#   Sarawak Oil Palms Bhd...........................................................  1,033,504    788,594
    SCGM Bhd........................................................................     20,100      6,959
    Scicom MSC Bhd..................................................................    393,400    180,383
#   Scientex Bhd....................................................................  1,528,224  2,970,129
*   Scomi Group Bhd.................................................................  1,402,350     36,036
#   SEG International BHD...........................................................    145,885     24,061
    Selangor Dredging Bhd...........................................................  1,118,200    222,796
#   Selangor Properties Bhd.........................................................    230,200    237,725
    Serba Dinamik Holdings Bhd......................................................  1,248,200  1,199,393
    Shangri-La Hotels Malaysia Bhd..................................................    426,800    617,800
    SHL Consolidated Bhd............................................................    246,000    153,945
*   Sino Hua-An International Bhd...................................................    201,200     14,935
#   SKP Resources Bhd...............................................................  5,469,400  2,009,459
    Star Media Group Bhd............................................................  1,923,800    578,061
*   Sumatec Resources Bhd........................................................... 12,844,200    126,932
*   Sunsuria Bhd....................................................................     49,400     11,322
#   Sunway Bhd......................................................................  2,339,779    881,298
    Sunway Construction Group Bhd...................................................  2,206,036  1,037,888
#   Supermax Corp. Bhd..............................................................  3,587,800  3,871,563
    Suria Capital Holdings Bhd......................................................    699,800    288,165
    Syarikat Takaful Malaysia Keluarga Bhd..........................................  2,328,500  2,257,538
    Symphony Life Bhd...............................................................    306,287     45,274
#   Ta Ann Holdings Bhd.............................................................  1,647,489  1,042,327
#   TA Enterprise Bhd...............................................................  9,123,900  1,459,876
    TA Global Bhd...................................................................  8,747,540    645,988
#   Taliworks Corp. Bhd.............................................................  2,231,650    708,253
    Tambun Indah Land Bhd...........................................................  1,389,500    342,037
    Tan Chong Motor Holdings Bhd....................................................  1,527,900    650,440
    Tasek Corp. Bhd.................................................................     86,800    145,247
#   TDM Bhd.........................................................................  5,414,520    347,166
    TH Plantations Bhd..............................................................  1,596,060    275,001
    Thong Guan Industries Bhd.......................................................    230,900    154,893
#   TIME dotCom Bhd.................................................................  2,041,888  4,122,130
#   Tiong NAM Logistics Holdings....................................................  1,439,016    371,862
    Titijaya Land Bhd...............................................................    186,100     17,635
#   TMC Life Sciences Bhd...........................................................  1,230,100    227,074
    Tropicana Corp. Bhd.............................................................  4,261,355    901,272
    TSH Resources Bhd...............................................................  4,102,200  1,211,570
#   Tune Protect Group Bhd..........................................................  4,299,300    995,498

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
MALAYSIA -- (Continued)
#   Uchi Technologies Bhd...........................................................  1,630,400 $  1,241,578
    UEM Edgenta Bhd.................................................................  2,702,400    1,422,435
    UEM Sunrise Bhd................................................................. 12,719,600    2,869,144
    UMW Holdings Bhd................................................................    951,000    1,404,108
#   Unisem M Bhd....................................................................  3,906,890    2,520,549
    United Malacca Bhd..............................................................    456,950      685,810
    United Plantations Bhd..........................................................    436,000    2,894,528
    United U-Li Corp. BHD...........................................................    293,600       66,842
    UOA Development Bhd.............................................................  5,353,900    3,160,929
#*  Velesto Energy Bhd.............................................................. 28,030,008    2,038,013
#   ViTrox Corp. Bhd................................................................    794,200    1,252,807
#*  Vivocom International Holdings Bhd..............................................  7,000,700       51,395
#   VS Industry Bhd.................................................................  6,850,037    2,835,762
*   Wah Seong Corp. Bhd.............................................................  2,187,269      716,957
#*  WCE Holdings Bhd................................................................    758,500      157,720
#   WCT Holdings Bhd................................................................  7,319,802    1,794,345
#   Wellcall Holdings Bhd...........................................................  2,990,700      912,077
    WTK Holdings Bhd................................................................  2,322,000      342,960
    Yinson Holdings Bhd.............................................................  3,864,000    4,384,641
#*  YNH Property Bhd................................................................  3,521,488    1,182,132
#*  Yong Tai BHD....................................................................  1,273,200      423,785
*   YTL Land & Development Bhd......................................................  1,028,200      115,233
    Zhulian Corp. Bhd...............................................................    527,933      193,675
                                                                                                ------------
TOTAL MALAYSIA......................................................................             260,907,475
                                                                                                ------------
MEXICO -- (2.7%)
    Alpek S.A.B. de C.V.............................................................  4,175,735    7,050,764
#   Alsea S.A.B. de C.V.............................................................  5,327,967   18,358,549
#*  Axtel S.A.B. de C.V.............................................................  8,375,710    1,730,170
    Banco del Bajio SA..............................................................  1,696,273    4,017,303
*   Bio Pappel S.A.B. de C.V........................................................    347,496      384,268
    Bolsa Mexicana de Valores S.A.B. de C.V.........................................  4,098,507    7,696,624
*   CMR S.A.B. de C.V...............................................................      1,323          341
    Consorcio ARA S.A.B. de C.V., Series *..........................................  8,793,527    3,264,944
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR..........................    211,093    1,555,755
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A......................  1,841,639    1,350,764
*   Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B..................    960,372    1,049,632
    Corp. Actinver S.A.B. de C.V....................................................    187,852      134,052
    Corp. Inmobiliaria Vesta S.A.B. de C.V..........................................  6,142,561    9,557,713
#   Corp. Moctezuma S.A.B. de C.V., Series *........................................    861,300    3,607,360
    Corporativo Fragua S.A.B. de C.V................................................          3           42
*   Corporativo GBM S.A.B. de C.V...................................................     22,477       15,967
    Corpovael S.A. de C.V...........................................................     73,341       58,338
#   Credito Real S.A.B. de C.V. SOFOM ER............................................  1,868,244    2,626,282
    Cydsa S.A.B. de C.V.............................................................     10,875       18,672
*   Desarrolladora Homex S.A.B. de C.V..............................................    303,783        1,255
#*  Elementia S.A.B. de C.V.........................................................    642,287      477,293
#*  Empresas ICA S.A.B. de C.V......................................................  3,768,186       18,841
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR...............................     62,171        8,606
#*  Genomma Lab Internacional S.A.B. de C.V., Class B...............................  7,182,030    5,710,866
#   Gentera S.A.B. de C.V...........................................................  8,078,349    8,720,816
*   Grupo Aeromexico S.A.B. de C.V..................................................  2,125,600    3,226,421
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V..............................  2,951,886   17,946,276
#   Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.........................      7,466      133,355
    Grupo Cementos de Chihuahua S.A.B. de C.V.......................................  1,207,832    7,785,106
#   Grupo Comercial Chedraui S.A. de C.V............................................  3,116,218    7,637,662
*   Grupo Famsa S.A.B. de C.V., Class A.............................................  2,351,193    1,576,902
    Grupo Financiero Banorte S.A.B. de C.V..........................................    326,843    2,279,761
#*  Grupo GICSA S.A. de C.V.........................................................  2,162,816    1,057,169

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
MEXICO -- (Continued)
    Grupo Herdez S.A.B. de C.V., Series *...........................................  1,980,599 $  4,263,478
*   Grupo Hotelero Santa Fe S.A.B. de C.V...........................................    455,335      265,074
    Grupo Industrial Saltillo S.A.B. de C.V.........................................  1,007,673    1,500,338
    Grupo KUO S.A.B. de C.V., Series B..............................................    758,658    1,872,451
#   Grupo Lala S.A.B. de C.V........................................................  1,157,492    1,231,536
*   Grupo Pochteca S.A.B. de C.V....................................................    585,177      230,771
    Grupo Posadas S.A.B. de C.V.....................................................    198,900      437,014
#   Grupo Rotoplas S.A.B. de C.V....................................................    820,117    1,060,472
    Grupo Sanborns S.A.B. de C.V....................................................    905,924      942,975
#*  Grupo Simec S.A.B. de C.V., Series B............................................  1,217,425    3,985,197
*   Grupo Sports World S.A.B. de C.V................................................    583,706      601,315
#*  Hoteles City Express S.A.B. de C.V..............................................  2,328,069    3,020,360
    Industrias Bachoco S.A.B. de C.V., ADR..........................................     29,568    1,756,191
    Industrias Bachoco S.A.B. de C.V., Series B.....................................  1,342,056    6,624,681
*   Industrias CH S.A.B. de C.V., Series B..........................................  1,954,744    9,103,662
*   La Comer S.A.B. de C.V..........................................................  3,533,329    3,886,373
#*  Maxcom Telecomunicaciones S.A.B. de C.V.........................................    246,465       85,757
#   Megacable Holdings S.A.B. de C.V................................................  1,497,416    7,185,090
#*  Minera Frisco S.A.B. de C.V.....................................................  2,242,920      962,743
#   Nemak S.A.B. de C.V.............................................................  4,967,215    4,096,315
    OHL Mexico S.A.B. de C.V........................................................    114,127      162,822
#   Organizacion Cultiba S.A.B. de C.V..............................................  1,205,623      970,307
#*  Organizacion Soriana S.A.B. de C.V., Class B....................................    127,835      241,434
    Promotora y Operadora de Infraestructura S.A.B. de C.V..........................    209,970    2,168,901
    Promotora y Operadora de Infraestructura S.A.B. de C.V..........................      7,950       60,571
    Qualitas Controladora S.A.B. de C.V.............................................  1,830,513    4,902,910
    Rassini S.A.B. de C.V...........................................................    417,244    1,526,348
    Rassini S.A.B. de C.V., Class A.................................................    274,159      573,685
#   Regional S.A.B. de C.V..........................................................  2,221,228   13,535,157
#*  Telesites S.A.B. de C.V.........................................................  8,995,466    6,655,711
#   TV Azteca S.A.B. de C.V......................................................... 12,256,140    1,532,203
    Unifin Financiera S.A.B. de C.V. SOFOM ENR......................................    559,945    1,555,357
    Vitro S.A.B. de C.V., Series A..................................................    929,373    2,917,606
                                                                                                ------------
TOTAL MEXICO........................................................................             208,972,674
                                                                                                ------------
PHILIPPINES -- (1.1%)
    8990 Holdings, Inc..............................................................  1,189,600      167,418
    A Soriano Corp..................................................................  3,430,211      393,518
    ACR Mining Corp.................................................................     48,205        3,047
*   AgriNurture, Inc................................................................    582,200      170,813
    Alsons Consolidated Resources, Inc..............................................  7,605,000      166,489
*   Apex Mining Co., Inc............................................................  9,649,000      256,257
*   Atlas Consolidated Mining & Development Corp....................................  6,148,000      446,993
    Belle Corp...................................................................... 31,632,400    1,913,583
    Bloomberry Resorts Corp......................................................... 18,041,800    3,564,373
    Cebu Air, Inc...................................................................  1,594,810    2,113,272
    Cebu Holdings, Inc..............................................................  3,294,900      347,161
*   CEMEX Holdings Philippines, Inc.................................................  8,062,600      469,251
    Century Pacific Food, Inc.......................................................  5,934,000    1,732,663
    Century Properties Group, Inc................................................... 26,261,151      215,039
    China Banking Corp..............................................................  2,501,128    1,561,813
    Cirtek Holdings Philippines Corp................................................    931,700      726,831
    COL Financial Group, Inc........................................................    130,900       40,159
    Cosco Capital, Inc.............................................................. 17,248,700    1,981,477
    D&L Industries, Inc............................................................. 19,275,600    3,697,418
*   DoubleDragon Properties Corp....................................................  3,257,690    1,592,955
*   East West Banking Corp..........................................................  5,108,400    1,389,714
*   EEI Corp........................................................................  3,410,500      692,770
    Emperador, Inc..................................................................  7,068,800      968,901

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ----------- -----------
PHILIPPINES -- (Continued)
*   Empire East Land Holdings, Inc..................................................  19,893,000 $   221,971
*   Energy Development Corp.........................................................  11,405,382   1,093,214
    Filinvest Development Corp......................................................   3,314,322     442,294
    Filinvest Land, Inc............................................................. 101,691,577   2,719,051
    First Gen Corp..................................................................   9,938,800   2,904,864
    First Philippine Holdings Corp..................................................   2,200,820   2,588,779
*   Global Ferronickel Holdings, Inc................................................  12,737,294     499,357
*   Global-Estate Resorts, Inc......................................................   2,410,000      55,853
    Holcim Philippines, Inc.........................................................      80,600      11,291
    Integrated Micro-Electronics, Inc...............................................   4,053,614   1,071,063
    Leisure & Resorts World Corp....................................................   3,397,640     256,458
*   Lepanto Consolidated Mining Co..................................................  37,125,454      88,134
    Lopez Holdings Corp.............................................................  20,030,300   1,429,448
    MacroAsia Corp..................................................................   3,076,600   1,437,415
    Manila Water Co., Inc...........................................................   9,107,600   4,548,632
    Max's Group, Inc................................................................   1,834,200     444,070
    Megawide Construction Corp......................................................   5,842,708   2,106,877
*   Melco Resorts And Entertainment Philippines Corp................................  14,056,700   1,824,662
    Metro Retail Stores Group, Inc..................................................   5,661,900     295,372
    Nickel Asia Corp................................................................   8,927,000     731,334
    Pepsi-Cola Products Philippines, Inc............................................  12,311,900     521,826
    Petron Corp.....................................................................  15,670,800   2,619,754
    Philex Mining Corp..............................................................   4,409,700     367,742
*   Philippine National Bank........................................................   2,049,175   1,800,325
*   Philippine National Construction Corp...........................................     173,000       2,994
    Philippine Savings Bank.........................................................     356,863     595,696
    Philippine Seven Corp...........................................................       2,850       6,177
    Philippine Stock Exchange, Inc. (The)...........................................     121,592     467,731
*   Philweb Corp....................................................................   3,009,240     317,381
    Phinma Energy Corp..............................................................  13,182,000     300,602
    Phoenix Petroleum Philippines, Inc..............................................   2,243,580     504,274
    Pilipinas Shell Petroleum Corp..................................................     618,120     655,586
    Premium Leisure Corp............................................................  35,394,000     599,977
*   Prime Orion Philippines, Inc....................................................   3,187,000     165,511
    Puregold Price Club, Inc........................................................   4,655,100   3,971,335
*   PXP Energy Corp.................................................................   2,980,500     573,319
    RFM Corp........................................................................   8,856,668     767,129
    Rizal Commercial Banking Corp...................................................   3,891,352   2,196,822
    Robinsons Land Corp.............................................................  15,040,251   5,552,314
    Robinsons Retail Holdings, Inc..................................................   1,829,090   2,943,568
    San Miguel Food and Beverage, Inc...............................................   1,368,960   1,786,596
    Semirara Mining & Power Corp....................................................     691,800     413,046
*   Shakey's Pizza Asia Ventures, Inc...............................................     201,400      50,050
*   SSI Group, Inc..................................................................   9,264,000     359,586
    Starmalls, Inc..................................................................     306,700      41,318
    STI Education Systems Holdings, Inc.............................................  20,247,000     411,277
*   Travellers International Hotel Group, Inc.......................................   8,686,000     829,879
    Union Bank Of Philippines.......................................................   1,467,341   2,338,235
    Vista Land & Lifescapes, Inc....................................................  42,922,900   4,847,784
    Wilcon Depot, Inc...............................................................   2,841,900     638,700
*   Xurpas, Inc.....................................................................   4,266,400     262,907
                                                                                                 -----------
TOTAL PHILIPPINES...................................................................              86,291,495
                                                                                                 -----------
POLAND -- (1.2%)
*   AB SA...........................................................................       1,082       5,503
*   Agora SA........................................................................     269,085     765,558
*   Alior Bank SA...................................................................      80,619   1,603,065
    Alumetal SA.....................................................................       2,946      39,115
    Amica SA........................................................................      24,073     820,907

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
POLAND -- (Continued)
*   AmRest Holdings SE..............................................................       308 $    36,772
    Apator SA.......................................................................    68,208     533,024
    Asseco Poland SA................................................................   632,702   7,986,438
    Bank Handlowy w Warszawie SA....................................................     4,914     100,921
*   Bank Millennium SA..............................................................     3,983      10,020
*   Bank Ochrony Srodowiska SA......................................................    12,873      26,798
#*  Bioton SA.......................................................................   539,811     962,871
*   Boryszew SA.....................................................................   905,319   1,671,308
#   Budimex SA......................................................................    82,444   2,817,523
#   CCC SA..........................................................................    11,788     726,225
*   CD Projekt SA...................................................................    81,861   4,425,994
    Ciech SA........................................................................   260,559   3,972,332
#   ComArch SA......................................................................     9,551     457,242
    Dom Development SA..............................................................     7,157     143,439
#   Echo Investment SA..............................................................    54,080      64,379
    Elektrobudowa SA................................................................     8,568     126,698
*   Enea SA......................................................................... 1,435,559   3,764,330
#   Energa SA.......................................................................   869,043   2,130,742
#   Eurocash SA.....................................................................   593,458   3,006,085
*   Fabryki Mebli Forte SA..........................................................   124,013   1,559,581
#*  Famur SA........................................................................   811,303   1,124,096
    Firma Oponiarska Debica SA......................................................    29,483   1,155,124
*   Getin Holding SA................................................................ 3,004,455     476,700
#*  Getin Noble Bank SA............................................................. 2,585,838     693,509
    Globe Trade Centre SA...........................................................   395,726   1,004,719
    Grupa Azoty SA..................................................................     8,683      99,103
    Grupa Azoty Zaklady Chemiczne Police SA.........................................    76,751     367,875
    Grupa Kety SA...................................................................    72,760   6,382,962
*   Impexmetal SA...................................................................   935,588   1,099,050
    Inter Cars SA...................................................................    39,962   2,959,377
    Kernel Holding SA...............................................................   386,823   5,368,598
#   KRUK SA.........................................................................   123,946   7,376,723
    LC Corp. SA..................................................................... 1,038,617     696,307
    Lentex SA.......................................................................   124,367     269,497
#*  Lubelski Wegiel Bogdanka SA.....................................................    70,267   1,192,152
    Netia SA........................................................................ 1,046,440   1,419,995
    Neuca SA........................................................................    15,215   1,064,051
    NEWAG SA........................................................................       493       2,434
*   Orange Polska SA................................................................ 1,195,049   1,629,496
    Orbis SA........................................................................   133,611   3,270,019
#   Pfleiderer Group SA.............................................................    62,969     672,443
#*  PKP Cargo SA....................................................................   120,878   1,588,954
#*  Polnord SA......................................................................   256,968     638,676
*   Rafako SA.......................................................................   524,953     504,668
    Stalexport Autostrady SA........................................................   517,231     483,941
    Stalprodukt SA..................................................................     9,458   1,276,705
*   Tauron Polska Energia SA........................................................ 6,846,820   4,216,811
#   Trakcja SA......................................................................   280,605     333,542
*   Vistula Group SA................................................................ 1,340,725   1,552,452
#   Warsaw Stock Exchange...........................................................   180,325   1,909,635
    Wawel SA........................................................................     1,568     382,754
    Zespol Elektrowni Patnow Adamow Konin SA........................................    86,991     222,449
                                                                                               -----------
TOTAL POLAND........................................................................            89,191,687
                                                                                               -----------
SOUTH AFRICA -- (6.4%)
#   Adcock Ingram Holdings, Ltd.....................................................   795,320   3,885,121
*   Adcorp Holdings, Ltd............................................................   903,638   1,075,586
    Advtech, Ltd.................................................................... 3,583,075   4,273,330
    AECI, Ltd....................................................................... 1,175,573   9,455,427

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
SOUTH AFRICA -- (Continued)
    African Oxygen, Ltd.............................................................    941,934 $ 2,033,324
*   African Phoenix Investments, Ltd................................................  6,110,928     278,005
    African Rainbow Minerals, Ltd...................................................  1,102,032   9,509,874
    Afrimat, Ltd....................................................................    195,962     368,370
    Alexander Forbes Group Holdings, Ltd............................................  4,505,143   1,716,507
*   Allied Electronics Corp., Ltd...................................................    429,314     510,186
    Alviva Holdings, Ltd............................................................  1,332,356   1,895,414
*   ArcelorMittal South Africa, Ltd.................................................  1,784,999     434,681
#*  Ascendis Health, Ltd............................................................  1,529,922   1,187,557
    Assore, Ltd.....................................................................    137,435   2,864,335
    Astral Foods, Ltd...............................................................    438,464   9,714,602
*   Attacq, Ltd.....................................................................  3,652,090   4,647,733
#*  Aveng, Ltd...................................................................... 49,342,489     336,016
    AVI, Ltd........................................................................  3,298,657  27,391,184
    Balwin Properties, Ltd..........................................................     93,518      32,276
    Barloworld, Ltd.................................................................  2,262,370  21,775,428
    Blue Label Telecoms, Ltd........................................................  4,597,997   3,221,670
*   Brait SE........................................................................  1,556,895   5,093,398
    Cashbuild, Ltd..................................................................    212,088   4,993,394
    Caxton and CTP Publishers and Printers, Ltd.....................................    313,704     256,397
    City Lodge Hotels, Ltd..........................................................    317,647   3,621,424
    Clicks Group, Ltd...............................................................  2,211,379  32,456,348
    Clover Industries, Ltd..........................................................  1,360,664   1,691,654
#*  Consolidated Infrastructure Group, Ltd..........................................    685,168     166,096
    Coronation Fund Managers, Ltd...................................................  2,374,564  10,740,045
#*  Curro Holdings, Ltd.............................................................    903,784   2,128,134
    DataTec, Ltd....................................................................  3,846,402   7,157,782
#   Dis-Chem Pharmacies, Ltd........................................................    862,220   1,903,600
*   Distell Group Holdings, Ltd.....................................................    275,355   2,687,155
    DRDGOLD, Ltd., Sponsored ADR....................................................      9,400      24,158
    DRDGOLD, Ltd....................................................................  2,932,131     763,111
*   enX Group, Ltd..................................................................    408,074     370,627
    EOH Holdings, Ltd...............................................................  1,098,252   3,471,038
#*  Famous Brands, Ltd..............................................................    680,280   5,823,301
#   Foschini Group, Ltd. (The)......................................................  1,039,785  13,576,653
    Gold Fields, Ltd................................................................    155,707     571,406
    Gold Fields, Ltd., Sponsored ADR................................................    692,584   2,590,264
    Grand Parade Investments, Ltd...................................................  3,033,383     445,249
*   Grindrod Shipping Holdings, Ltd.................................................    123,682   1,258,663
*   Grindrod, Ltd...................................................................  4,947,298   2,952,044
*   Group Five, Ltd.................................................................  1,015,485      65,549
    Harmony Gold Mining Co., Ltd....................................................  1,989,671   3,311,672
    Harmony Gold Mining Co., Ltd., Sponsored ADR....................................  2,663,280   4,527,576
*   Howden Africa Holdings, Ltd.....................................................     39,220     112,842
    Hudaco Industries, Ltd..........................................................    276,957   3,088,453
    Hulamin, Ltd....................................................................  1,331,704     498,975
#*  Impala Platinum Holdings, Ltd...................................................  4,236,182   6,292,202
    Imperial Holdings, Ltd..........................................................    145,888   2,365,408
#   Invicta Holdings, Ltd...........................................................    370,489     938,188
    Italtile, Ltd...................................................................    436,394     415,076
    JSE, Ltd........................................................................    903,053  11,391,814
    KAP Industrial Holdings, Ltd.................................................... 11,317,571   6,144,946
    Lewis Group, Ltd................................................................    954,329   2,167,226
    Liberty Holdings, Ltd...........................................................  1,305,540  11,422,263
    Life Healthcare Group Holdings, Ltd.............................................  4,073,147   7,428,255
    Long4Life, Ltd..................................................................  2,574,768   1,022,320
    Massmart Holdings, Ltd..........................................................    987,736   8,809,006
    Merafe Resources, Ltd........................................................... 11,617,602   1,343,410
#   Metair Investments, Ltd.........................................................  1,447,753   1,700,737

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
SOUTH AFRICA -- (Continued)
    Metrofile Holdings, Ltd.........................................................    147,716 $     39,845
    MiX Telematics, Ltd.............................................................     37,895       26,003
    MiX Telematics, Ltd., Sponsored ADR.............................................     23,819      417,309
    MMI Holdings, Ltd...............................................................  8,344,099   10,766,496
    Mpact, Ltd......................................................................  1,625,315    2,811,885
    Murray & Roberts Holdings, Ltd..................................................  3,959,853    5,441,851
#*  Nampak, Ltd.....................................................................  5,867,038    6,747,064
*   Net 1 UEPS Technologies, Inc....................................................        776        7,445
    Netcare, Ltd....................................................................    904,998    1,855,990
#*  Northam Platinum, Ltd...........................................................  3,268,937    8,769,438
    Oceana Group, Ltd...............................................................    447,176    2,653,144
    Omnia Holdings, Ltd.............................................................    682,672    6,700,499
    Peregrine Holdings, Ltd.........................................................  2,035,465    3,222,783
    Pick n Pay Stores, Ltd..........................................................  3,256,730   18,388,178
    Pioneer Foods Group, Ltd........................................................    615,051    5,425,058
*   PPC, Ltd........................................................................ 14,897,158    7,219,342
    PSG Konsult, Ltd................................................................    118,702       89,795
    Raubex Group, Ltd...............................................................  1,390,620    2,091,047
    RCL Foods, Ltd..................................................................    705,154      918,487
    Reunert, Ltd....................................................................  1,696,006   10,534,925
#   Rhodes Food Group Pty, Ltd......................................................    681,493      960,020
#*  Royal Bafokeng Platinum, Ltd....................................................    701,039    1,293,410
    Santam, Ltd.....................................................................    350,070    8,045,941
#*  Sibanye Gold, Ltd...............................................................  3,925,006    2,402,510
#   SPAR Group, Ltd. (The)..........................................................  1,665,025   24,247,330
    Spur Corp., Ltd.................................................................    627,199    1,221,047
#*  Stadio Holdings, Ltd............................................................    661,015      201,407
*   Sun International, Ltd..........................................................  1,334,010    5,972,219
*   Super Group, Ltd................................................................  3,613,766    9,540,526
    Telkom SA SOC, Ltd..............................................................  2,634,943   10,121,325
    Tongaat Hulett, Ltd.............................................................  1,021,284    6,544,822
    Transaction Capital, Ltd........................................................  1,371,566    1,791,869
    Trencor, Ltd....................................................................  1,375,801    3,322,077
    Truworths International, Ltd....................................................  2,924,591   18,168,025
    Tsogo Sun Holdings, Ltd.........................................................  3,025,784    4,974,794
    Wilson Bayly Holmes-Ovcon, Ltd..................................................    511,019    5,396,139
                                                                                                ------------
TOTAL SOUTH AFRICA..................................................................             482,724,530
                                                                                                ------------
SOUTH KOREA -- (16.1%)
#*  3S Korea Co., Ltd...............................................................    249,513      704,019
#   ABco Electronics Co., Ltd.......................................................     76,717      667,998
#*  Able C&C Co., Ltd...............................................................     82,423    1,026,418
#   ABOV Semiconductor Co., Ltd.....................................................    118,431      561,524
#*  Ace Technologies Corp...........................................................    178,732      833,952
#*  Actoz Soft Co., Ltd.............................................................     50,910      574,586
#*  ADTechnology Co., Ltd...........................................................     50,621      576,727
*   Advanced Cosmeceutical Technology Co., Ltd......................................      4,638       38,388
#*  Advanced Digital Chips, Inc.....................................................    169,506      353,335
#   Advanced Nano Products Co., Ltd.................................................     68,114    1,402,574
#*  Advanced Process Systems Corp...................................................     15,723      358,808
    Aekyung Petrochemical Co., Ltd..................................................    142,406    1,467,351
#   AfreecaTV Co., Ltd..............................................................     74,661    2,836,929
#*  Agabang&Company.................................................................    253,993    1,060,837
#   Ahn-Gook Pharmaceutical Co., Ltd................................................     58,793      621,465
    Ahnlab, Inc.....................................................................     53,146    2,603,774
#*  AIBIT Co., Ltd..................................................................    192,226      246,875
#   AJ Networks Co., Ltd............................................................     92,793      436,268
*   AJ Rent A Car Co., Ltd..........................................................    125,497    1,283,865
#*  Ajin Industrial Co., Ltd........................................................    102,112      228,692

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#   AJINEXTEK Co., Ltd..............................................................  31,359 $  303,721
    AK Holdings, Inc................................................................  38,738  2,674,834
#*  Alticast Corp...................................................................  73,734    232,797
#   ALUKO Co., Ltd.................................................................. 367,542  1,147,746
*   Alvogen Korea Co., Ltd..........................................................     116      2,821
#*  Aminologics Co., Ltd............................................................ 382,156    749,580
#*  Amotech Co., Ltd................................................................  72,347  2,387,063
#*  Anam Electronics Co., Ltd....................................................... 738,248  2,223,467
#*  Ananti, Inc..................................................................... 275,990  1,930,602
#*  Anapass, Inc....................................................................  70,895    992,885
#*  Aprogen Healthcare & Games, Inc................................................. 317,560    334,381
#*  Aprogen KIC, Inc................................................................ 111,206    963,044
#*  APS Holdings Corp............................................................... 327,115  1,634,321
#*  Arion Technology, Inc........................................................... 129,146    142,158
#   Asia Cement Co., Ltd............................................................  15,324  1,858,612
    ASIA Holdings Co., Ltd..........................................................  10,133  1,136,813
#   Asia Paper Manufacturing Co., Ltd...............................................  41,937  1,269,697
*   Asiana Airlines, Inc............................................................ 972,693  3,717,060
#   Atec Co., Ltd...................................................................  20,052    131,468
#*  A-Tech Solution Co., Ltd........................................................  40,016    328,927
#   Atinum Investment Co., Ltd...................................................... 291,863    829,907
    AtlasBX Co., Ltd................................................................     571     23,897
#   AUK Corp........................................................................ 220,465    487,759
#   Aurora World Corp...............................................................  43,363    406,245
#   Austem Co., Ltd................................................................. 160,334    650,665
#   Autech Corp..................................................................... 123,048  1,378,433
#*  Automobile & PCB................................................................ 392,603    219,552
#*  Avaco Co., Ltd.................................................................. 105,551    677,799
#   Avatec Co., Ltd.................................................................   5,446     32,512
#   Baiksan Co., Ltd................................................................ 100,931    540,516
#*  Barun Electronics Co., Ltd...................................................... 579,263    597,530
#*  Barunson Entertainment & Arts Corp.............................................. 210,028    321,503
#   Bcworld Pharm Co., Ltd..........................................................  42,626    983,062
#*  BG T&A Co.......................................................................  60,626    182,492
#   BGF Co., Ltd.................................................................... 111,224    946,802
#*  BH Co., Ltd..................................................................... 186,587  4,137,941
#*  Binex Co., Ltd.................................................................. 145,862  1,255,338
    Binggrae Co., Ltd...............................................................  55,008  2,960,734
#*  Biolog Device Co., Ltd.......................................................... 126,061    244,112
#*  BioSmart Co., Ltd............................................................... 138,004    667,269
#*  Biotoxtech Co., Ltd.............................................................  78,838    772,751
#*  Biovill Co., Ltd................................................................ 171,598    432,013
#*  BIT Computer Co., Ltd........................................................... 113,558    643,008
#   Bixolon Co., Ltd................................................................  87,925    486,537
#   Bluecom Co., Ltd................................................................ 103,817    459,095
#   Boditech Med, Inc............................................................... 116,248  1,579,100
#*  Bohae Brewery Co., Ltd.......................................................... 632,425    480,741
#   BoKwang Industry Co., Ltd.......................................................  98,060    456,046
#   Bolak Co., Ltd.................................................................. 307,280    717,136
    Bookook Securities Co., Ltd.....................................................  14,493    310,214
#*  Boryung Medience Co., Ltd.......................................................  53,361    491,305
#   Boryung Pharmaceutical Co., Ltd................................................. 251,820  2,323,631
#*  Bosung Power Technology Co., Ltd................................................ 453,255  1,285,668
#*  Brain Contents Co., Ltd......................................................... 826,285    734,761
    BRIDGETEC Corp..................................................................  11,315     38,585
#*  Bubang Co., Ltd................................................................. 218,353    570,669
    Bukwang Pharmaceutical Co., Ltd................................................. 113,474  2,333,939
    Busan City Gas Co., Ltd.........................................................   2,624     85,421
#   BYC Co., Ltd....................................................................   1,007    231,836

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#*  BYON Co., Ltd................................................................... 287,642 $  569,415
#   Byucksan Corp................................................................... 369,822  1,079,176
#*  C&S Asset Management Co., Ltd................................................... 166,435     24,409
#*  CammSys Corp.................................................................... 320,778    624,019
#   Capro Corp...................................................................... 332,967  1,851,467
    Caregen Co., Ltd................................................................  20,896  1,379,627
    Castec Korea Co., Ltd...........................................................   5,007     24,122
    Cell Biotech Co., Ltd...........................................................  51,500  1,547,136
#*  Celltrion Pharm, Inc............................................................  78,721  4,973,143
#*  Chabiotech Co., Ltd............................................................. 290,944  3,670,049
    Changhae Ethanol Co., Ltd.......................................................  51,020    691,900
#*  Charm Engineering Co., Ltd...................................................... 272,263    435,833
#*  Chemtronics Co., Ltd............................................................  71,610    435,337
#*  Chemtros Co., Ltd...............................................................  87,023    336,635
#   Cheryong Electric Co., Ltd......................................................  96,558    699,159
#   Cheryong Industrial Co. Ltd/new.................................................  49,903    385,371
#*  ChinHung International, Inc..................................................... 234,602    398,911
    Chinyang Holdings Corp.......................................................... 167,246    388,957
#*  Choa Pharmaceutical Co.......................................................... 172,917    783,048
#   Choheung Corp...................................................................     382     74,531
#*  Chokwang Leather Co., Ltd.......................................................     607     18,696
#   Chokwang Paint, Ltd.............................................................  46,428    331,596
    Chong Kun Dang Pharmaceutical Corp..............................................  55,423  5,188,386
#   Chongkundang Holdings Corp......................................................  27,820  1,615,695
#   Choong Ang Vaccine Laboratory...................................................  58,618  1,044,998
#*  Chorokbaem Media Co., Ltd....................................................... 344,008    431,177
    Chosun Refractories Co., Ltd....................................................   6,715    508,072
#   Chungdahm Learning, Inc.........................................................  44,088    772,054
#   CJ CGV Co., Ltd.................................................................  87,961  4,727,991
    CJ ENM Co., Ltd.................................................................     643    133,524
    CJ Freshway Corp................................................................  48,800  1,353,138
    CJ Hello Co., Ltd............................................................... 217,479  1,774,969
#*  CJ Seafood Corp................................................................. 191,102    476,520
#   CKD Bio Corp....................................................................  31,884    551,078
#   Clean & Science Co., Ltd........................................................  35,621    493,366
#   CLIO Cosmetics Co., Ltd.........................................................  23,565    445,707
#*  CMG Pharmaceutical Co., Ltd..................................................... 497,840  1,837,153
#*  Codes Combine Co., Ltd..........................................................  76,049    206,097
#*  CODI-M Co., Ltd................................................................. 665,512    736,858
#   Commax Co., Ltd.................................................................  69,572    299,337
#   Coreana Cosmetics Co., Ltd...................................................... 189,452    969,400
#   Cosmax BTI, Inc.................................................................  38,714  1,015,424
    Cosmax, Inc.....................................................................  79,620  9,703,962
#   Cosmecca Korea Co., Ltd.........................................................  30,334    756,060
#*  CosmoAM&T Co., Ltd..............................................................  92,915  2,134,844
#*  Cosmochemical Co., Ltd..........................................................  83,357  1,561,457
#*  COSON Co., Ltd.................................................................. 117,294  1,197,644
    COWELL FASHION Co., Ltd......................................................... 234,384  1,252,918
#*  Creative & Innovative System.................................................... 281,148    770,098
#   Crown Confectionery Co., Ltd....................................................  39,940    449,378
#   CROWNHAITAI Holdings Co., Ltd...................................................  65,516    835,399
#*  CrucialTec Co., Ltd............................................................. 378,280    836,742
#   CS Wind Corp....................................................................  46,867  1,213,527
#*  CTC BIO, Inc....................................................................  82,400  1,020,753
#*  CTGen Co., Ltd.................................................................. 164,108    577,889
    Cuckoo Holdings Co., Ltd........................................................   7,396  1,061,546
*   Cuckoo Homesys Co., Ltd.........................................................   4,449    877,362
#*  Curo Co., Ltd................................................................... 805,869    575,767
#*  CUROCOM Co., Ltd................................................................ 289,543    543,639

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#*  Curoholdings Co., Ltd........................................................... 423,171 $  343,211
#   Cymechs, Inc....................................................................  40,944    404,326
#   D.I Corp........................................................................ 210,467    973,906
#   DA Technology Co., Ltd..........................................................  46,534    749,137
#   Dae Dong Industrial Co., Ltd....................................................  96,824    640,248
    Dae Han Flour Mills Co., Ltd....................................................   7,679  1,222,978
    Dae Hwa Pharmaceutical Co., Ltd.................................................  76,037  1,636,293
#   Dae Hyun Co., Ltd............................................................... 240,518    551,627
#*  Dae Won Chemical Co., Ltd....................................................... 273,923    525,136
    Dae Won Kang Up Co., Ltd........................................................ 161,566    596,707
#*  Dae Young Packaging Co., Ltd.................................................... 622,311    461,438
#   Daea TI Co., Ltd................................................................ 552,451  3,457,174
#   Daebongls Co., Ltd..............................................................  69,097    549,605
#   Daechang Co., Ltd............................................................... 314,932    306,441
    Daechang Forging Co., Ltd.......................................................   8,880    359,086
    Daeduck Electronics Co.......................................................... 277,627  2,113,941
    Daeduck GDS Co., Ltd............................................................ 157,900  1,898,269
    Daegu Department Store..........................................................  32,833    291,703
#*  Daehan New Pharm Co., Ltd.......................................................  79,981    948,315
#   Daehan Steel Co., Ltd........................................................... 125,858    865,706
#   Dae-Il Corp..................................................................... 101,568    560,323
#   Daejoo Co., Ltd.................................................................  12,773     19,764
#*  Daejoo Electronic Materials Co., Ltd............................................  81,087  2,296,215
    Daekyo Co., Ltd................................................................. 242,152  1,606,959
#   Daelim B&Co Co., Ltd............................................................  98,313    459,800
#   Daelim C&S Co., Ltd.............................................................   6,122     68,038
#*  DAEMYUNG Corp. Co., Ltd......................................................... 358,770    834,157
#   Daeryuk Can Co., Ltd............................................................ 104,537    599,240
    Daesang Corp.................................................................... 202,207  4,451,926
#   Daesang Holdings Co., Ltd....................................................... 142,191  1,060,533
    Daesung Energy Co., Ltd.........................................................  65,638    345,926
#   Daesung Holdings Co., Ltd.......................................................  26,734    170,790
#*  Daesung Industrial Co., Ltd.....................................................  60,630    282,270
#*  Daesung Private Equity, Inc.....................................................  82,949    165,710
#*  Daewon Cable Co., Ltd........................................................... 428,874    668,437
#*  Daewon Media Co., Ltd...........................................................  77,129    559,685
#   Daewon Pharmaceutical Co., Ltd.................................................. 117,733  2,033,413
#   Daewon San Up Co., Ltd.......................................................... 104,480    627,111
#*  Daewoo Electronic Components Co., Ltd........................................... 260,620    541,282
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd...............................  67,632  1,596,969
    Daewoong Co., Ltd............................................................... 185,019  2,434,835
    Daewoong Pharmaceutical Co., Ltd................................................  10,464  1,716,430
*   Dahaam E-Tec Co., Ltd...........................................................   2,100     50,498
    Daihan Pharmaceutical Co., Ltd..................................................  37,153  1,420,499
    Daishin Securities Co., Ltd..................................................... 297,668  3,122,041
#*  Danal Co., Ltd.................................................................. 376,500  1,540,228
#   Danawa Co., Ltd.................................................................  54,302    790,581
#   Daou Data Corp.................................................................. 161,737  1,645,220
#   Daou Technology, Inc............................................................ 267,720  5,684,581
#*  Dasan Networks, Inc............................................................. 122,909    765,292
#   Dawonsys Co., Ltd............................................................... 167,481  2,127,627
#*  DAYLI BlockChian Co., Ltd.......................................................  73,950    137,731
#   Dayou Automotive Seat Technology Co., Ltd....................................... 502,384    469,953
#*  Dayou Plus Co., Ltd............................................................. 443,110    439,098
    DB Financial Investment Co., Ltd................................................ 276,105    968,477
    DB HiTek Co., Ltd............................................................... 293,840  4,424,101
#*  DB, Inc......................................................................... 845,713    654,872
#   DCM Corp........................................................................  42,882    479,564
#*  Deco&E Co., Ltd................................................................. 465,488    410,638

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#*  Deutsch Motors, Inc............................................................. 186,431 $  919,272
#   Development Advance Solution Co., Ltd...........................................   9,029     65,710
#   DHP Korea Co., Ltd..............................................................  85,942  1,107,577
    Digital Chosun Co., Ltd......................................................... 216,515    376,611
    Digital Daesung Co., Ltd........................................................   8,429     33,958
#*  Digital Optics Co., Ltd.........................................................  63,634     74,486
#   Digital Power Communications Co., Ltd........................................... 257,065    851,127
*   DIO Corp........................................................................ 101,568  3,162,648
#   Display Tech Co., Ltd...........................................................  52,616    182,922
#   DMS Co., Ltd.................................................................... 162,618    974,610
#   DNF Co., Ltd....................................................................  75,618    792,725
#   Dong A Eltek Co., Ltd...........................................................  78,504    672,354
#*  Dong Ah Tire & Rubber Co., Ltd..................................................  44,790    522,877
    Dong-A Socio Holdings Co., Ltd..................................................  21,487  1,856,971
    Dong-A ST Co., Ltd..............................................................  45,846  3,932,196
#   Dong-Ah Geological Engineering Co., Ltd.........................................  76,065  1,092,770
#   Dongbang Transport Logistics Co., Ltd...........................................  64,316    102,755
#*  Dongbu Corp.....................................................................  70,461    579,247
#*  Dongbu Steel Co., Ltd...........................................................  74,240    484,137
#   Dong-Il Corp....................................................................   6,596    329,810
    Dongil Industries Co., Ltd......................................................  11,279    650,994
    Dongjin Semichem Co., Ltd....................................................... 255,935  2,653,510
#*  Dongkook Industrial Co., Ltd.................................................... 157,704    154,802
    DongKook Pharmaceutical Co., Ltd................................................  38,218  2,149,347
#   Dongkuk Industries Co., Ltd..................................................... 312,436    888,093
    Dongkuk Steel Mill Co., Ltd..................................................... 548,157  3,766,230
#   Dongkuk Structures & Construction Co., Ltd...................................... 299,839  1,195,924
#*  Dongnam Marine Crane Co., Ltd................................................... 240,030    337,950
#   Dongsung Chemical Co., Ltd......................................................  17,370    217,090
#   DONGSUNG Corp................................................................... 226,392  1,215,353
#*  Dongsung Finetec Co., Ltd....................................................... 143,327    791,395
#   Dongwha Enterprise Co., Ltd.....................................................  28,221    745,234
#   Dongwha Pharm Co., Ltd.......................................................... 200,939  1,992,548
#*  DongWon Co., Ltd................................................................  31,542    344,397
    Dongwon Development Co., Ltd.................................................... 519,419  1,838,996
#   Dongwon F&B Co., Ltd............................................................  11,805  2,804,955
    Dongwon Industries Co., Ltd.....................................................  12,383  3,524,379
#   Dongwon Systems Corp............................................................  25,078    753,380
#   Dongwoo Farm To Table Co., Ltd..................................................  75,970    243,556
#   Dongwoon Anatech Co., Ltd.......................................................  26,962    145,982
#   Dongyang E&P, Inc...............................................................  41,389    379,530
#*  Dongyang Steel Pipe Co., Ltd.................................................... 757,870  1,416,423
*   Doosan Heavy Industries & Construction Co., Ltd................................. 110,169  1,486,118
#   DoubleUGames Co., Ltd...........................................................  69,759  3,428,784
    Douzone Bizon Co., Ltd.......................................................... 115,131  5,586,567
#*  Dragonfly GF Co., Ltd...........................................................  51,555    205,621
#   DRB Holding Co., Ltd............................................................  64,591    390,963
#*  Dream Security Co., Ltd......................................................... 136,849    661,478
#*  DRTECH Corp..................................................................... 152,670    255,214
#   DSK Co., Ltd....................................................................  98,543    474,370
#   DSR Corp........................................................................  23,050     94,857
#   DSR Wire Corp...................................................................  66,361    281,142
#*  DST ROBOT Co., Ltd.............................................................. 505,427    768,671
*   DT&C Co., Ltd...................................................................   3,240     27,480
#   DTR Automotive Corp.............................................................  32,595    982,565
#*  Duk San Neolux Co., Ltd.........................................................  86,364  1,321,755
#*  Duksan Hi-Metal Co., Ltd........................................................  66,695    404,255
#   Duksung Co., Ltd................................................................  81,764    246,039
    DY Corp......................................................................... 135,846    637,474

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
SOUTH KOREA -- (Continued)
#   DY POWER Corp...................................................................    60,459 $ 1,136,777
    e Tec E&C, Ltd..................................................................    12,949   1,497,919
#   E1 Corp.........................................................................    27,073   1,583,474
#   Eagon Industrial, Ltd...........................................................    60,472     642,675
#   Easy Bio, Inc...................................................................   374,482   2,560,380
#*  EcoBio Holdings Co., Ltd........................................................    62,460     397,959
#*  Ecopro Co., Ltd.................................................................   158,695   5,442,744
#   e-Credible Co., Ltd.............................................................    23,364     314,397
#   Eehwa Construction Co., Ltd.....................................................   100,999     657,653
#   EG Corp.........................................................................    47,517     349,734
#*  Ehwa Technologies Information Co., Ltd.......................................... 3,188,248     939,282
#   Elcomtec Co., Ltd...............................................................   261,529     472,325
#*  Elentec Co., Ltd................................................................   116,016     317,419
#   e-LITECOM Co., Ltd..............................................................    58,444     306,609
#*  ELK Corp........................................................................   192,381     160,594
#*  EMKOREA Co., Ltd................................................................   171,332     610,581
#   EM-Tech Co., Ltd................................................................   102,271   1,677,755
#*  EMW Co., Ltd....................................................................   177,355     499,678
#*  Enerzent Co., Ltd...............................................................   201,538     525,833
#   Enex Co., Ltd...................................................................   335,866     455,170
    ENF Technology Co., Ltd.........................................................    79,474     999,742
#   Eo Technics Co., Ltd............................................................    69,018   3,953,080
#*  Esmo Corp.......................................................................   116,007     819,747
#   Estechpharma Co., Ltd...........................................................    89,268     849,676
#*  ESTsoft Corp....................................................................    33,140     208,024
#*  E-TRON Co., Ltd................................................................. 1,491,477     348,408
#   Eugene Corp.....................................................................   453,657   2,762,350
*   Eugene Investment & Securities Co., Ltd.........................................   588,034   1,530,404
#   Eugene Technology Co., Ltd......................................................   128,700   1,842,747
*   Eusu Holdings Co., Ltd..........................................................   119,655     609,587
#   EVERDIGM Corp...................................................................    87,678     676,905
#*  EXA E&C, Inc....................................................................    99,097     132,866
#*  Exem Co., Ltd...................................................................   152,435     461,736
    Exicon Co., Ltd.................................................................    31,648     218,965
#   Ezwelfare Co., Ltd..............................................................    43,872     320,576
#   F&F Co., Ltd....................................................................    61,898   4,334,510
#   Farmsco.........................................................................   168,568   1,740,401
#*  FarmStory Co., Ltd..............................................................   547,789     653,918
#*  Feelingk Co., Ltd...............................................................   304,676     758,338
#   Feelux Co., Ltd.................................................................   283,759   3,094,393
#   Fila Korea, Ltd.................................................................   504,366  14,321,201
#   Fine DNC Co., Ltd...............................................................   103,000     229,748
    Fine Semitech Corp..............................................................     6,319      33,405
#*  Fine Technix Co., Ltd...........................................................   211,290     454,543
#*  Finetex EnE, Inc................................................................    76,323     183,192
#*  Firstec Co., Ltd................................................................   209,199     893,167
#*  FN Republic Co., Ltd............................................................   204,885     457,892
#*  Foosung Co., Ltd................................................................   431,979   4,488,552
*   Fourth-Link, Inc................................................................    26,602      49,262
    Fursys, Inc.....................................................................    15,442     415,482
#   Gabia, Inc......................................................................    57,596     478,944
#   Galaxia Communications Co., Ltd.................................................   102,339     338,947
#*  Gamevil, Inc....................................................................    45,326   2,112,456
#   Gaon Cable Co., Ltd.............................................................    23,823     469,463
#*  Genic Co., Ltd..................................................................    42,514     518,615
*   Genie Music Corp................................................................   218,948   1,184,743
#   Geumhwa PSC Co., Ltd............................................................     6,153     181,552
#*  Gigalane Co., Ltd...............................................................   254,690     661,555
    GIIR, Inc.......................................................................    15,410     111,974

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
*   Global Display Co., Ltd.........................................................  36,299 $   28,717
    Global Standard Technology Co., Ltd.............................................  11,274     70,045
#   GMB Korea Corp..................................................................  79,071    504,218
    GnCenergy Co., Ltd..............................................................  12,891     68,375
#*  GNCO Co., Ltd................................................................... 682,448  1,338,476
    GOLFZON Co., Ltd................................................................  26,580    929,540
    Golfzon Newdin Holdings Co., Ltd................................................ 213,783    811,766
#*  Good People Co., Ltd............................................................ 190,533    728,425
    Grand Korea Leisure Co., Ltd....................................................  88,399  1,951,003
    Green Cross Cell Corp...........................................................  15,877    489,819
    GS Global Corp.................................................................. 415,668  1,232,089
    GS Home Shopping, Inc...........................................................  28,185  5,015,973
#*  G-SMATT GLOBAL Co., Ltd......................................................... 127,846  1,305,978
#   Gwangju Shinsegae Co., Ltd......................................................   3,686    682,488
#*  GY Commerce Co., Ltd............................................................ 149,142    390,074
#   HAESUNG DS Co., Ltd.............................................................  76,086  1,301,823
#   Haesung Industrial Co., Ltd.....................................................  25,164    305,667
#*  Haesung Optics Co., Ltd.........................................................  60,772    174,157
#   Haimarrow Food Service Co., Ltd................................................. 157,234    454,525
#   Haitai Confectionery & Foods Co., Ltd...........................................  59,742    690,070
#   Halla Corp...................................................................... 156,841    746,498
#   Halla Holdings Corp.............................................................  90,239  3,734,265
#*  Han Chang Corp..................................................................  60,815    101,312
#   Han Kuk Carbon Co., Ltd......................................................... 265,268  1,329,632
#*  Hana Micron, Inc................................................................ 152,743    658,476
#   Hana Tour Service, Inc..........................................................  79,962  5,583,311
#   Hancom MDS, Inc.................................................................  52,411    863,252
    Hancom, Inc..................................................................... 152,021  2,294,508
#   Handok, Inc.....................................................................  54,249  1,233,122
    Handsome Co., Ltd............................................................... 153,029  5,168,077
    Hanil Cement Co., Ltd...........................................................  28,711  3,683,036
#*  Hanil Vacuum Co., Ltd........................................................... 342,141    629,819
*   Hanjin Heavy Industries & Construction Co., Ltd................................. 712,169  1,783,788
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd........................  87,816    311,955
    Hanjin Kal Corp................................................................. 415,081  6,855,588
    Hanjin Transportation Co., Ltd..................................................  86,910  1,801,038
#*  Hankook Cosmetics Co., Ltd......................................................  77,549    886,847
#   Hankook Cosmetics Manufacturing Co., Ltd........................................  15,453    454,276
    Hankook Shell Oil Co., Ltd......................................................   5,352  1,682,206
#*  Hankook Technology, Inc.........................................................  79,500     92,851
    Hankuk Glass Industries, Inc....................................................   9,314    448,850
#   Hankuk Paper Manufacturing Co., Ltd.............................................  24,143    462,020
#   Hankuk Steel Wire Co., Ltd......................................................  58,735    147,752
#   Hanla IMS Co., Ltd..............................................................  43,244    263,883
#   Hanmi Semiconductor Co., Ltd.................................................... 230,587  2,195,947
#   HanmiGlobal Co., Ltd............................................................  65,410    623,745
#   Hans Biomed Corp................................................................  62,852  1,522,575
    Hansae Co., Ltd................................................................. 179,726  2,678,829
#   Hansae MK Co., Ltd..............................................................  44,029    336,908
    Hansae Yes24 Holdings Co., Ltd..................................................  96,969    658,685
#   Hanshin Construction............................................................  60,839  1,099,670
#   Hanshin Machinery Co............................................................ 226,979    489,083
    Hansol Chemical Co., Ltd........................................................  76,789  5,329,917
    Hansol Holdings Co., Ltd........................................................ 389,445  1,656,225
#   Hansol HomeDeco Co., Ltd........................................................ 664,337    947,114
    Hansol Paper Co., Ltd........................................................... 145,379  2,388,549
*   Hansol Technics Co., Ltd........................................................ 166,414  1,511,778
#*  Hanwha Aerospace Co., Ltd....................................................... 120,402  2,428,608
#*  Hanwha Galleria Timeworld Co., Ltd..............................................  17,255    474,350

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
    Hanwha General Insurance Co., Ltd...............................................   440,168 $2,615,494
#*  Hanwha Investment & Securities Co., Ltd......................................... 1,037,505  2,360,296
#   Hanyang Eng Co., Ltd............................................................    80,741  1,304,570
    Hanyang Securities Co., Ltd.....................................................    41,592    276,123
#*  Harim Co., Ltd..................................................................   428,356  1,189,751
#   HB Technology Co., Ltd..........................................................   451,483  1,154,810
    HDC Hyundai Engineering Plastics Co., Ltd.......................................   161,066    859,414
#   HDC I-Controls Co., Ltd.........................................................    43,044    502,221
#*  HDPRO Co., Ltd..................................................................    61,590    168,075
#*  Heung-A Shipping Co., Ltd....................................................... 1,444,950    729,711
#*  Heungkuk Fire & Marine Insurance Co., Ltd.......................................   307,381  1,699,703
#   High Tech Pharm Co., Ltd........................................................    23,615    244,379
    Hite Jinro Co., Ltd.............................................................    66,881  1,088,318
    Hitejinro Holdings Co., Ltd.....................................................    72,185    544,878
#*  HizeAero Co., Ltd...............................................................     9,927     52,056
#*  HLB POWER Co., Ltd..............................................................   173,795    187,288
#   Home Center Holdings Co., Ltd...................................................   534,946    799,646
#*  Homecast Co., Ltd...............................................................   247,449  1,708,789
#   HS Industries Co., Ltd..........................................................   331,416  2,216,555
#   HS R&A Co., Ltd.................................................................   262,709    488,686
#*  HSD Engine Co., Ltd.............................................................   194,910    676,398
#*  Huayi Brothers Korea Co., Ltd...................................................    77,945    256,387
    Huchems Fine Chemical Corp......................................................   207,472  5,881,349
#*  Humax Co., Ltd..................................................................   155,122  1,060,157
    Humedix Co., Ltd................................................................    47,028  1,313,679
#*  Huneed Technologies.............................................................    87,618    722,265
    Huons Co., Ltd..................................................................    44,325  3,818,307
    Huons Global Co., Ltd...........................................................    43,499  2,143,422
#   Husteel Co., Ltd................................................................    20,207    249,331
#   Huvis Corp......................................................................   124,216    986,997
#   Huvitz Co., Ltd.................................................................    86,724    939,546
    Hwa Shin Co., Ltd...............................................................   153,608    470,041
    Hwacheon Machine Tool Co., Ltd..................................................     6,481    301,798
#   Hwail Pharm Co., Ltd............................................................    74,710    472,286
#*  Hwajin Co., Ltd.................................................................   164,795    454,723
#   Hwangkum Steel & Technology Co., Ltd............................................    78,961    769,828
    HwaSung Industrial Co., Ltd.....................................................    79,316    985,422
#   Hy-Lok Corp.....................................................................    76,315  1,671,916
#   Hyosung ONB Co., Ltd............................................................    15,415    155,845
#   HyosungITX Co., Ltd.............................................................    29,128    285,905
#   Hyundai BNG Steel Co., Ltd......................................................    92,077    904,386
#*  Hyundai Cement Co...............................................................    22,245  1,130,022
#*  Hyundai Construction Equipment Co., Ltd.........................................    26,700  3,184,146
#   Hyundai Corp Holdings, Inc......................................................    45,036  1,091,541
#   Hyundai Corp....................................................................    68,663  2,002,116
    Hyundai Elevator Co., Ltd.......................................................    91,581  7,503,710
    Hyundai Greenfood Co., Ltd......................................................   278,345  3,373,756
    Hyundai Home Shopping Network Corp..............................................    35,887  3,531,079
    Hyundai Hy Communications & Networks Co., Ltd...................................   332,548  1,233,642
*   Hyundai IBT Co., Ltd............................................................    49,923    231,261
#*  Hyundai Information Technology Co., Ltd.........................................    49,162     90,949
#   Hyundai Livart Furniture Co., Ltd...............................................   120,416  2,409,876
#*  Hyundai Merchant Marine Co., Ltd................................................ 1,115,504  4,789,293
    Hyundai Motor Securities Co., Ltd...............................................   155,856  1,343,543
#   Hyundai Pharmaceutical Co., Ltd.................................................   191,697    873,034
#*  Hyundai Rotem Co., Ltd..........................................................    23,549    571,756
#   Hyundai Telecommunication Co., Ltd..............................................    26,501    263,649
#   Hyundai Wia Corp................................................................    81,813  3,450,282
#   HyVision System, Inc............................................................    99,434  1,412,574

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#*  I&C Technology Co., Ltd.........................................................    60,475 $  219,019
#   i3system, Inc...................................................................    35,584    588,544
#*  iA, Inc.........................................................................   211,507    640,939
#   ICD Co., Ltd....................................................................   110,626  1,005,735
#*  ICK Co., Ltd....................................................................    90,280    113,223
#*  i-Components Co., Ltd...........................................................    43,399    316,215
#*  IHQ, Inc........................................................................   535,723    983,400
#   Il Dong Pharmaceutical Co., Ltd.................................................    56,461  1,126,102
#   IlDong Holdings Co., Ltd........................................................    33,200    416,253
#   Iljin Diamond Co., Ltd..........................................................    39,011    826,551
#   Iljin Display Co., Ltd..........................................................   135,454    529,776
#   Iljin Electric Co., Ltd.........................................................   135,159    549,269
#*  Iljin Holdings Co., Ltd.........................................................   203,422    854,486
    Iljin Materials Co., Ltd........................................................   139,448  6,639,967
#   Ilshin Spinning Co., Ltd........................................................    11,815  1,141,325
#*  Ilshin Stone Co., Ltd...........................................................   387,655    610,380
#*  ilShinbiobase Co., Ltd..........................................................   254,428    492,848
#   Ilsung Pharmaceuticals Co., Ltd.................................................     4,076    373,441
*   Ilyang Pharmaceutical Co., Ltd..................................................    74,087  2,136,675
#*  IM Co., Ltd.....................................................................   320,831    417,388
    iMarketKorea, Inc...............................................................   170,219  1,071,182
    InBody Co., Ltd.................................................................    93,707  2,121,809
#*  INCON Co., Ltd..................................................................    83,805    759,585
#*  Incross Co., Ltd................................................................    21,600    498,326
#*  Infinitt Healthcare Co., Ltd....................................................   124,252    818,114
    InfoBank Corp...................................................................     4,325     25,700
#*  Infraware, Inc..................................................................   184,486    301,639
#   INITECH Co., Ltd................................................................    67,933    438,211
#*  InkTec Co., Ltd.................................................................    12,678     40,415
    Innocean Worldwide, Inc.........................................................    58,969  2,912,825
#*  InnoWireless, Inc...............................................................    24,013    412,083
*   Innox Advanced Materials Co., Ltd...............................................    46,014  2,305,597
*   Inscobee, Inc...................................................................    91,539    610,966
#*  Insun ENT Co., Ltd..............................................................   266,481  1,719,711
#*  Insung Information Co., Ltd.....................................................    84,518    292,520
#   Intelligent Digital Integrated Security Co., Ltd................................    33,909    267,649
#*  Interflex Co., Ltd..............................................................    78,782  1,293,071
    Intergis Co., Ltd...............................................................    11,220     29,704
    Interojo Co., Ltd...............................................................    64,732  2,034,643
#   Interpark Corp..................................................................   108,768    643,895
    Interpark Holdings Corp.........................................................   396,877    963,580
    INTOPS Co., Ltd.................................................................   116,641    947,787
#   INVENIA Co., Ltd................................................................   110,992    327,368
#   Inzi Controls Co., Ltd..........................................................    69,983    342,103
#   INZI Display Co., Ltd...........................................................    32,254     46,721
#*  Iones Co., Ltd..................................................................    69,542    884,257
    IS Dongseo Co., Ltd.............................................................   111,985  2,823,974
#   ISC Co., Ltd....................................................................    74,346    986,086
    i-SENS, Inc.....................................................................    98,612  2,062,101
    ISU Chemical Co., Ltd...........................................................    96,249    961,358
#   IsuPetasys Co., Ltd.............................................................   234,729    770,017
#   It's Hanbul Co., Ltd............................................................    49,259  2,202,290
#   J.ESTINA Co., Ltd...............................................................   101,245    613,820
#   Jahwa Electronics Co., Ltd......................................................    95,508  1,200,452
#   JASTECH, Ltd....................................................................    69,839    579,593
#*  Jayjun Cosmetic Co., Ltd........................................................   181,470  3,246,054
    JB Financial Group Co., Ltd..................................................... 1,158,388  6,162,775
#   JC Hyun System, Inc.............................................................    96,331    760,041
*   Jcontentree Corp................................................................   291,540  1,541,070

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#   Jeil Pharma Holdings, Inc.......................................................    16,398 $  352,050
    Jeil Pharmaceutical Co., Ltd....................................................     5,220    161,089
    Jeju Air Co., Ltd...............................................................    58,366  2,216,861
#*  Jeju Semiconductor Corp.........................................................   136,852    566,776
#*  Jeongsan Aikang Co., Ltd........................................................   237,589    575,768
    Jinro Distillers Co., Ltd.......................................................    15,561    425,763
#   Jinsung T.E.C...................................................................    98,223    888,773
#   JLS Co., Ltd....................................................................    62,953    404,518
*   JoyCity Corp....................................................................    11,115    142,877
#*  Joymax Co., Ltd.................................................................    10,140     90,595
#   JS Corp.........................................................................    33,998    419,181
#   Jusung Engineering Co., Ltd.....................................................   315,545  2,562,082
#   JVM Co., Ltd....................................................................    30,590  1,217,020
#   JW Holdings Corp................................................................   265,962  1,716,636
#   JW Life Science Corp............................................................    37,540    797,238
#   JW Pharmaceutical Corp..........................................................    86,890  2,796,986
#*  JYP Entertainment Corp..........................................................   211,588  4,308,312
#*  Kanglim Co., Ltd................................................................   231,901    673,006
#   Kangnam Jevisco Co., Ltd........................................................    29,571    682,774
#   KAON Media Co., Ltd.............................................................   111,714    830,511
*   KB Metal Co., Ltd...............................................................     4,711     10,432
    KC Co., Ltd.....................................................................    71,752  1,078,426
    KC Cottrell Co., Ltd............................................................    15,012     53,948
#   KC Green Holdings Co., Ltd......................................................   122,562    478,378
    KC Tech Co., Ltd................................................................    77,245  1,213,583
#   KCC Engineering & Construction Co., Ltd.........................................    62,491    478,552
    KCI, Ltd........................................................................    12,732    108,673
#*  KD Construction Co., Ltd........................................................ 2,642,950    309,996
#   KEC Corp........................................................................   628,578    703,302
#   KEPCO Engineering & Construction Co., Inc.......................................   111,799  2,135,564
#   Keyang Electric Machinery Co., Ltd..............................................   205,292    788,973
#*  KEYEAST Co., Ltd................................................................   466,462  1,094,360
    KG Chemical Corp................................................................    68,855  1,789,024
#   KG Eco Technology Service Co., Ltd..............................................   306,674  1,039,662
    Kginicis Co., Ltd...............................................................   136,223  2,288,463
    KGMobilians Co., Ltd............................................................   138,520    992,302
#*  KH Vatec Co., Ltd...............................................................   135,110  1,283,475
    KINX, Inc.......................................................................       514     12,182
    KISCO Corp......................................................................   187,850  1,075,581
#   KISCO Holdings Co., Ltd.........................................................    54,792    566,172
#   Kishin Corp.....................................................................    49,420    176,780
    KISWIRE, Ltd....................................................................    58,181  1,456,014
#*  Kiwi Media Group Co., Ltd....................................................... 1,379,791    606,427
#*  KleanNara Co., Ltd..............................................................   154,710    539,659
#   KL-Net Corp.....................................................................   122,853    358,539
    KM Corp.........................................................................     1,210     10,345
*   KMH Co., Ltd....................................................................   123,798    783,183
#*  KMH Hitech Co., Ltd.............................................................   147,148    146,098
#*  KMW Co., Ltd....................................................................    48,956  1,257,380
#   Kocom Co., Ltd..................................................................    59,560    393,238
#   Kodaco Co., Ltd.................................................................   278,877    673,169
#   Koentec Co., Ltd................................................................    77,279    365,477
    Koh Young Technology, Inc.......................................................    87,881  8,573,576
    Kolmar BNH Co., Ltd.............................................................    68,463  1,509,993
    Kolon Corp......................................................................    56,224  2,063,162
#   Kolon Global Corp...............................................................    46,405    346,596
#*  Kolon Life Science, Inc.........................................................    54,814  3,533,372
#   Kolon Plastic, Inc..............................................................   122,692    794,817
#   Komelon Corp....................................................................    39,167    295,321

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
    KoMiCo, Ltd.....................................................................    15,532 $  447,158
#*  KONA I Co., Ltd.................................................................   116,957  1,333,612
#   Kook Soon Dang Brewery Co., Ltd.................................................   102,707    519,282
#   Kopla Co., Ltd..................................................................   117,693    382,333
#   Korea Airport Service Co., Ltd..................................................     1,112     40,383
#   Korea Alcohol Industrial Co., Ltd...............................................   112,755    873,865
#   Korea Asset In Trust Co., Ltd...................................................   274,393  1,354,483
#   Korea Autoglass Corp............................................................    70,686    765,943
#   Korea Cast Iron Pipe Industries Co., Ltd........................................    75,632    677,246
#*  Korea Circuit Co., Ltd..........................................................    98,725    638,796
    Korea District Heating Corp.....................................................    26,322  1,538,020
    Korea Electric Terminal Co., Ltd................................................    47,596  1,958,800
#   Korea Electronic Certification Authority, Inc...................................   139,013    641,513
#   Korea Electronic Power Industrial Development Co., Ltd..........................    74,881    239,796
    Korea Export Packaging Industrial Co., Ltd......................................     5,621    104,563
*   Korea Flange Co., Ltd...........................................................   103,880    154,570
#   Korea Fuel-Tech Corp............................................................    79,102    153,926
#   Korea Industrial Co., Ltd.......................................................    95,471    236,261
*   Korea Information & Communications Co., Ltd.....................................   117,495  1,078,535
#   Korea Information Certificate Authority, Inc....................................   150,707    628,582
#   Korea Kolmar Holdings Co., Ltd..................................................    59,649  1,897,025
#*  Korea Line Corp.................................................................   121,541  2,480,215
#*  Korea Materials & Analysis Corp.................................................    41,315    402,186
    Korea Real Estate Investment & Trust Co., Ltd................................... 1,030,820  2,651,640
#   Korea United Pharm, Inc.........................................................    88,713  1,902,889
    Korean Reinsurance Co...........................................................   485,702  4,797,178
    Kortek Corp.....................................................................    89,452  1,393,098
#*  KPM Tech Co., Ltd...............................................................    56,074     78,402
#   KPX Chemical Co., Ltd...........................................................    17,179  1,012,144
#*  KR Motors Co., Ltd..............................................................    37,711     19,778
#   KSIGN Co., Ltd..................................................................   366,924    522,006
#   KSS LINE, Ltd...................................................................   114,094    765,726
*   KT Hitel Co., Ltd...............................................................   107,174    546,755
    KT Skylife Co., Ltd.............................................................   191,759  2,247,385
#   KT Submarine Co., Ltd...........................................................   129,898    497,543
#*  KTB Investment & Securities Co., Ltd............................................   443,890  1,448,832
    KTCS Corp.......................................................................   260,233    506,324
    Ktis Corp.......................................................................   217,997    525,079
#   Kuk Young G&M...................................................................   186,943    254,431
#   Kukbo Design Co., Ltd...........................................................    30,951    523,422
    Kukdo Chemical Co., Ltd.........................................................    31,215  1,665,518
*   Kukdong Corp....................................................................     2,138      6,038
#   Kukdong Oil & Chemicals Co., Ltd................................................    89,179    273,612
#*  Kuk-il Paper Manufacturing Co., Ltd.............................................   729,098    690,317
#*  Kum Yang Co., Ltd...............................................................   101,497    198,824
#*  Kumho Electric Co., Ltd.........................................................    19,049    122,712
    Kumho Industrial Co., Ltd.......................................................   199,815  1,871,228
#*  Kumho Tire Co., Inc.............................................................   951,984  5,331,165
#   Kumkang Kind Co., Ltd...........................................................    21,211    463,411
    Kwang Dong Pharmaceutical Co., Ltd..............................................   313,294  2,103,955
#*  Kwang Myung Electric Co., Ltd...................................................   378,243    969,990
    Kwangju Bank Co., Ltd...........................................................   228,418  2,249,375
#*  Kyeryong Construction Industrial Co., Ltd.......................................    26,466    524,796
    Kyobo Securities Co., Ltd.......................................................   192,176  1,598,465
    Kyongbo Pharmaceutical Co., Ltd.................................................    95,168  1,054,276
#   Kyung Dong Navien Co., Ltd......................................................    51,000  2,833,733
#*  Kyung Nam Pharm Co., Ltd........................................................    62,169    716,918
#   Kyungbang Co., Ltd..............................................................    87,364    996,586
    Kyungchang Industrial Co., Ltd..................................................    32,502     55,926

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CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
    KyungDong City Gas Co., Ltd.....................................................    23,254 $  916,241
#   KyungDong Invest Co., Ltd.......................................................     9,266    401,253
    Kyungdong Pharm Co., Ltd........................................................   125,204  1,355,239
#   Kyung-In Synthetic Corp.........................................................   254,644  1,252,806
#   L&F Co., Ltd....................................................................   108,005  4,944,977
#*  L&K Biomed Co., Ltd.............................................................    22,940    238,568
#*  LabGenomics Co., Ltd............................................................    49,913    355,076
#*  LB Semicon, Inc.................................................................   266,066  1,266,917
#   LEADCORP, Inc. (The)............................................................   150,125    753,179
#*  Leaders Cosmetics Co., Ltd......................................................   101,387  1,251,455
    Lee Ku Industrial Co., Ltd......................................................   223,689    384,041
    LEENO Industrial, Inc...........................................................    79,506  4,757,015
#*  Leenos Corp.....................................................................   218,914    454,449
    LF Corp.........................................................................   177,753  4,375,034
    LG Hausys, Ltd..................................................................    58,549  3,524,439
    LG International Corp...........................................................   270,966  5,725,357
#   LIG Nex1 Co., Ltd...............................................................   111,234  3,453,394
#   Lion Chemtech Co., Ltd..........................................................    58,523    580,382
#*  Liveplex Co., Ltd...............................................................   686,550    589,836
#   LMS Co., Ltd....................................................................    53,714    331,382
    Lock & Lock Co., Ltd............................................................   160,625  2,985,502
#*  LONGTU KOREA, Inc...............................................................   101,973    475,696
#   LOT Vacuum Co., Ltd.............................................................    73,359    792,078
    Lotte Chilsung Beverage Co., Ltd................................................       601    752,093
    LOTTE Fine Chemical Co., Ltd....................................................    49,383  2,723,518
    Lotte Food Co., Ltd.............................................................     1,715  1,356,720
#   LOTTE Himart Co., Ltd...........................................................    19,015  1,313,209
#   Lotte Non-Life Insurance Co., Ltd...............................................   650,312  1,560,563
#*  Lotte Tour Development Co., Ltd.................................................    57,616    980,341
    LS Cable & System Asia, Ltd.....................................................    78,837    474,134
*   Lumens Co., Ltd.................................................................   376,967  1,245,670
#   Lutronic Corp...................................................................   145,318  1,570,777
    LVMC Holdings...................................................................   211,135    736,016
#*  Macrogen, Inc...................................................................    76,933  2,243,292
    Maeil Holdings Co., Ltd.........................................................    74,003    963,329
#*  Magicmicro Co., Ltd.............................................................   164,448    703,594
#*  Majestar Co., Ltd...............................................................   253,982    125,583
    MAKUS, Inc......................................................................    11,787     54,697
#*  Maniker Co., Ltd................................................................    42,141     35,159
#   Mcnex Co., Ltd..................................................................    51,891    833,114
#*  ME2ON Co., Ltd..................................................................   189,663  1,127,219
#   Mediana Co., Ltd................................................................    39,351    262,552
*   Medipost Co., Ltd...............................................................    10,548    783,803
#   Meerecompany, Inc...............................................................    25,470  3,027,349
#   MegaStudy Co., Ltd..............................................................    64,566    863,015
    MegaStudyEdu Co., Ltd...........................................................     8,206  1,217,462
#*  Melfas, Inc.....................................................................   166,086    522,459
#   META BIOMED Co., Ltd............................................................   157,118    517,278
#*  Mgame Corp......................................................................   136,770    439,515
#*  MGENPLUS Co., Ltd...............................................................   101,778    915,445
#   Mi Chang Oil Industrial Co., Ltd................................................     6,207    446,160
#*  MiCo, Ltd.......................................................................   235,572    844,821
#*  Microfriend, Inc................................................................    45,677    232,343
#*  Midong & Cinema Co., Ltd........................................................    11,719     40,574
#   Minwise Co., Ltd................................................................    74,014  1,385,667
    Mirae Asset Life Insurance Co., Ltd.............................................   720,495  3,490,215
#*  Mirae Corp...................................................................... 5,167,826  1,083,671
#   Miwon Chemicals Co., Ltd........................................................     3,853    160,604
*   Miwon Commercial Co., Ltd.......................................................       716    160,347

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#   Miwon Specialty Chemical Co., Ltd...............................................  13,060 $  736,472
#   MK Electron Co., Ltd............................................................ 135,468  1,175,919
#*  MNTech Co., Ltd................................................................. 154,760    546,684
#   Mobase Co., Ltd................................................................. 130,616    538,021
#*  Mobile Appliance, Inc...........................................................  79,146    422,704
#*  Moda, Inc.......................................................................  65,986    348,201
#*  Moda-InnoChips Co., Ltd.........................................................  14,702    113,460
    Modetour Network, Inc........................................................... 132,911  2,997,301
#   Monalisa Co., Ltd............................................................... 108,874    340,026
#   MonAmi Co., Ltd................................................................. 112,097    297,798
#   Moorim P&P Co., Ltd............................................................. 196,736  1,419,945
#   Moorim Paper Co., Ltd........................................................... 149,278    414,615
#   Motonic Corp....................................................................  88,699    715,017
#*  MP Group, Inc................................................................... 151,072     33,298
#   MP Hankang Co., Ltd.............................................................  67,947    171,133
#   MS Autotech Co., Ltd............................................................ 143,953    324,785
    Muhak Co., Ltd.................................................................. 122,263  1,656,828
#   Multicampus Corp................................................................  18,718    607,262
#   MyungMoon Pharm Co., Ltd........................................................ 169,439    977,844
#   Namhae Chemical Corp............................................................ 211,659  2,864,256
*   NamKwang Engineering & Construction Co., Ltd....................................     892     15,013
#*  Namsun Aluminum Co., Ltd........................................................ 677,470    669,116
#*  Namuga Co., Ltd.................................................................   9,406    162,508
    Namyang Dairy Products Co., Ltd.................................................   2,928  1,678,806
#*  Nano Chem Tech, Inc.............................................................  53,373    307,813
*   NanoenTek, Inc..................................................................  44,404    236,868
#   Nasmedia Co., Ltd...............................................................  29,359  1,472,385
#*  Nature & Environment Co., Ltd................................................... 161,700    283,499
#   NeoPharm Co., Ltd...............................................................  38,474  1,827,112
#*  Neowiz.......................................................................... 136,646  2,141,749
#*  NEOWIZ HOLDINGS Corp............................................................  42,417    543,216
    NEPES Corp...................................................................... 158,873  1,680,772
#*  Neuros Co., Ltd................................................................. 111,435    650,326
#   New Power Plasma Co., Ltd.......................................................  31,538    506,330
#   Nexen Corp...................................................................... 257,315  1,404,472
    Nexen Tire Corp................................................................. 264,279  2,539,200
#*  Nexon GT Co., Ltd............................................................... 122,123    861,907
#*  Next Entertainment World Co., Ltd............................................... 119,100    727,384
#   NextEye Co., Ltd................................................................ 174,624    411,041
#   Nexturn Co., Ltd................................................................  56,906    695,123
*   NHN BUGS Corp...................................................................  55,774    420,356
#*  NHN Entertainment Corp.......................................................... 107,792  6,066,625
#*  NHN KCP Corp.................................................................... 105,232  1,345,899
    NI Steel Co., Ltd...............................................................   6,100     15,340
    NICE Holdings Co., Ltd.......................................................... 131,395  1,877,756
#   Nice Information & Telecommunication, Inc.......................................  47,343  1,031,619
    NICE Information Service Co., Ltd............................................... 272,052  2,468,284
#   NICE Total Cash Management Co., Ltd............................................. 178,566  2,096,485
#*  NK Co., Ltd..................................................................... 525,544    671,998
#   Nong Shim Holdings Co., Ltd.....................................................  14,750  1,286,922
#   Nong Woo Bio Co., Ltd...........................................................  68,663    925,579
#   Noroo Holdings Co., Ltd.........................................................  15,804    195,864
#   NOROO Paint & Coatings Co., Ltd.................................................  81,625    803,219
    NPC.............................................................................  66,771    258,937
    NS Shopping Co., Ltd............................................................ 145,658  1,635,033
*   NSN Co., Ltd....................................................................  21,387     38,681
#*  nTels Co., Ltd..................................................................  20,243    222,824
#*  Nuri Telecom Co., Ltd...........................................................  57,184    455,105
#*  NUTRIBIOTECH Co., Ltd...........................................................  87,742  1,690,504

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                     SHARES   VALUE>>
                                                                                     ------- ----------
SOUTH KOREA -- (Continued)
#*  NUVOTEC Co., Ltd................................................................ 153,125 $  176,032
#*  Omnisystem Co., Ltd............................................................. 306,179    755,824
#   Openbase, Inc................................................................... 221,380    552,457
#   Opto Device Technology Co., Ltd.................................................  83,155    468,816
#   OptoElectronics Solutions Co., Ltd..............................................  10,853     99,669
#*  OPTRON-TEC, Inc................................................................. 151,048    726,030
#*  Orbitech Co., Ltd............................................................... 159,009    642,032
#*  Orientbio, Inc.................................................................. 925,332    747,593
#   Orion Holdings Corp.............................................................  49,721  1,007,464
#*  OSANGJAIEL Co., Ltd.............................................................  81,778    704,060
*   Osstem Implant Co., Ltd.........................................................  90,651  4,222,072
#*  Osung Advanced Materials Co., Ltd............................................... 234,408    572,647
#   Paik Kwang Industrial Co., Ltd.................................................. 100,733    275,106
#   Pang Rim Co., Ltd...............................................................  10,174    206,636
#*  Pan-Pacific Co., Ltd............................................................ 235,398    600,421
#*  PaperCorea, Inc................................................................. 299,792    331,546
    Paradise Co., Ltd............................................................... 396,551  6,259,194
#   Partron Co., Ltd................................................................ 393,810  2,484,617
#*  Paru Co., Ltd................................................................... 248,291    724,820
#*  PATI Games Corp.................................................................  37,610    267,286
#*  Paxnet Co., Ltd.................................................................  49,751    400,376
#*  People & Technology, Inc........................................................  52,901    854,523
#   PHARMA RESEARCH PRODUCTS Co., Ltd...............................................  41,159  1,432,882
#*  Phoenix Materials Co., Ltd...................................................... 340,119    251,030
#   Pixelplus Co., Ltd..............................................................  29,482    189,420
#*  PNE Solution Co., Ltd...........................................................  86,108  1,247,620
#*  Pobis TNC Co., Ltd.............................................................. 261,932    283,792
    Poongsan Corp................................................................... 186,949  5,479,771
#   Poongsan Holdings Corp..........................................................  34,674  1,318,231
#   POSCO Coated & Color Steel Co., Ltd.............................................  20,770    415,051
    Posco ICT Co., Ltd.............................................................. 427,451  2,629,169
#   Posco M-Tech Co., Ltd........................................................... 171,558    754,371
*   Power Logics Co., Ltd........................................................... 232,551    951,950
#   Protec Co., Ltd.................................................................  45,775    729,690
#   PS TEC Co., Ltd................................................................. 105,727    529,723
    PSK, Inc........................................................................ 121,588  2,553,633
#   Pulmuone Co., Ltd...............................................................   8,302    999,662
#   Pungkuk Alcohol Industry Co., Ltd...............................................  20,749    183,003
#   Pyeong Hwa Automotive Co., Ltd.................................................. 109,829    919,562
#*  RaonSecure Co., Ltd............................................................. 221,364    592,556
    Rayence Co., Ltd................................................................  14,797    260,395
#*  Redrover Co., Ltd............................................................... 314,062  1,077,923
#   Reyon Pharmaceutical Co., Ltd...................................................  56,716  1,000,441
#   RFHIC Corp......................................................................  18,426    433,351
#   RFTech Co., Ltd................................................................. 166,961    677,919
#   Robostar Co., Ltd...............................................................  51,380  1,643,868
#   Rorze Systems Corp..............................................................  64,507    223,093
#   S Net Systems, Inc.............................................................. 102,884    404,410
#   S&S Tech Corp................................................................... 132,790    475,275
#*  S&T Corp........................................................................  15,383    207,057
#*  S&T Dynamics Co., Ltd........................................................... 185,357  1,062,647
    S&T Holdings Co., Ltd...........................................................  67,890    768,313
#   S&T Motiv Co., Ltd..............................................................  91,766  2,775,340
#*  S.Y. Panel Co., Ltd............................................................. 122,051    692,540
    Sajo Industries Co., Ltd........................................................  25,607  1,391,020
#*  Sajodongaone Co., Ltd........................................................... 256,108    327,060
*   SAJOHAEPYO Corp.................................................................     574      5,983
#   Sam Chun Dang Pharm Co., Ltd.................................................... 128,414  4,531,394
#*  SAM KANG M&T Co., Ltd........................................................... 103,756    400,961

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
    Sam Young Electronics Co., Ltd..................................................    95,284 $1,232,005
#   Sam Yung Trading Co., Ltd.......................................................    82,856  1,222,599
#   Sam-A Pharm Co., Ltd............................................................     4,439     71,166
#   Sambo Motors Co., Ltd...........................................................    55,200    398,310
#   Sambon Precision & Electronics Co., Ltd.........................................    26,816    519,952
    Samchully Co., Ltd..............................................................    23,546  2,391,435
#   Samchuly Bicycle Co., Ltd.......................................................    71,468    429,953
#   Samho Development Co., Ltd......................................................   159,829    715,644
#*  Samho International Co., Ltd....................................................    46,386    569,530
#   SAMHWA Paints Industrial Co., Ltd...............................................    83,835    582,634
#   Samick Musical Instruments Co., Ltd.............................................   555,003  1,066,424
#   Samick THK Co., Ltd.............................................................    84,001  1,052,950
#   Samil Pharmaceutical Co., Ltd...................................................    29,359    567,179
    Samil Pharmaceutical Co., Ltd...................................................     2,119     10,135
#   Samji Electronics Co., Ltd......................................................   104,626  1,156,527
#*  Samjin LND Co., Ltd.............................................................    98,862    204,623
    Samjin Pharmaceutical Co., Ltd..................................................    82,503  3,393,991
#   Samkee Automotive Co., Ltd......................................................   179,493    490,064
#   Samkwang Glass Co., Ltd.........................................................    26,261    928,983
    Sammok S-Form Co., Ltd..........................................................       861     10,756
#   SAMPYO Cement Co., Ltd..........................................................   226,765    847,762
    Samsung Climate Control Co., Ltd................................................     3,552     34,043
*   Samsung Pharmaceutical Co., Ltd.................................................   204,254    553,471
#   SAMT Co., Ltd...................................................................   453,527    736,455
#   Samwha Capacitor Co., Ltd.......................................................    63,837  5,095,003
#   Samwha Electric Co., Ltd........................................................    30,235    972,657
#   Samyang Corp....................................................................    31,143  2,179,968
#   Samyang Foods Co., Ltd..........................................................    26,240  1,992,400
    Samyang Holdings Corp...........................................................    35,715  3,642,056
#   Samyang Tongsang Co., Ltd.......................................................    16,412    613,197
#   Samyoung M-Tek Co., Ltd.........................................................    10,739     38,084
#   Sang-A Frontec Co., Ltd.........................................................    60,793    810,369
#*  Sangbo Corp.....................................................................   203,435    362,302
#*  Sangsangin Co., Ltd.............................................................   277,671  5,685,732
    Sangsin Brake...................................................................    47,715    260,885
#   Sangsin Energy Display Precision Co., Ltd.......................................    65,997    797,900
#   SaraminHR Co., Ltd..............................................................    49,012    825,235
#   Satrec Initiative Co., Ltd......................................................    23,839    560,802
#   SAVEZONE I&C Corp...............................................................   118,777    441,963
#*  SBI Investment Korea Co., Ltd...................................................   753,154    776,880
*   SBS Contents Hub Co., Ltd.......................................................    45,751    211,121
*   SBS Media Holdings Co., Ltd.....................................................   408,842    834,290
*   SBW............................................................................. 1,093,979  1,106,188
#*  S-Connect Co., Ltd..............................................................   422,477    779,216
#   SD Biotechnologies Co., Ltd.....................................................    76,369    759,460
#*  SDN Co., Ltd....................................................................   254,847    442,030
    Seah Besteel Corp...............................................................   120,608  2,317,935
    SeAH Holdings Corp..............................................................     5,096    602,010
    SeAH Steel Corp.................................................................    28,020  1,726,956
#   Sebang Co., Ltd.................................................................    83,682    906,132
    Sebang Global Battery Co., Ltd..................................................    58,927  1,675,160
#   Sebo Manufacturing Engineer Corp................................................    50,252    603,916
#   Secuve Co., Ltd.................................................................   165,015    290,556
*   Seegene, Inc....................................................................   115,994  2,713,500
#   Sejong Industrial Co., Ltd......................................................    76,315    489,361
*   Sejong Telecom, Inc............................................................. 2,720,131  1,391,580
#*  Sejoong Co., Ltd................................................................    80,478    239,810
#*  Sekonix Co., Ltd................................................................    78,901    553,594
#*  Selvas AI, Inc..................................................................   121,995    610,694

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#   Sempio Foods Co.................................................................    14,221 $  425,690
#   Semyung Electric Machinery Co., Ltd.............................................    59,883    423,551
#   S-Energy Co., Ltd...............................................................    89,497    574,694
#*  Seobu T&D.......................................................................   257,071  1,960,892
#   Seohan Co., Ltd.................................................................   665,350  1,268,303
#   Seohee Construction Co., Ltd.................................................... 1,374,142  2,090,762
    Seojin System Co., Ltd..........................................................     1,558     46,647
#   Seondo Electric Co., Ltd........................................................    91,667    369,837
#   Seoul Auction Co., Ltd..........................................................    95,204    774,816
#*  Seoul Electronics & Telecom.....................................................   269,734    262,073
#*  Seoul Food Industrial Co., Ltd.................................................. 2,291,823    450,920
#   Seoul Pharma Co., Ltd...........................................................    56,814    520,433
#   Seoul Semiconductor Co., Ltd....................................................   304,747  4,920,734
#*  Seouleaguer Co., Ltd............................................................   113,345    428,328
#   Seoulin Bioscience Co., Ltd.....................................................    26,970    256,319
#*  Seowon Co., Ltd.................................................................   169,363    173,713
#   SEOWONINTECH Co., Ltd...........................................................    91,951    449,491
#   Seoyon Co., Ltd.................................................................   112,588    485,627
    Seoyon E-Hwa Co., Ltd...........................................................    98,977    582,917
#   Sewha P&C, Inc..................................................................   111,502    455,763
#*  Sewon Cellontech Co., Ltd.......................................................   413,385  1,537,640
    Sewon Precision Industry Co., Ltd...............................................    28,422    261,676
#   SEWOONMEDICAL Co., Ltd..........................................................   179,369    650,754
    SFA Engineering Corp............................................................   154,588  5,081,779
*   SFA Semicon Co., Ltd............................................................   632,106  1,103,476
#*  SFC Co., Ltd....................................................................   282,273  1,437,363
#*  SG Corp......................................................................... 1,029,814    747,998
#*  SG&G Corp.......................................................................   183,445    397,416
#*  SGA Co., Ltd....................................................................   659,121    429,628
#   SGA Solutions Co., Ltd..........................................................   160,395    319,348
#   SH Energy & Chemical Co., Ltd...................................................   739,431    873,807
#*  Shin Poong Pharmaceutical Co., Ltd..............................................   286,037  1,758,831
    Shindaeyang Paper Co., Ltd......................................................       662     43,394
#   Shinil Industrial Co., Ltd......................................................   573,704    775,545
#   Shinsegae Engineering & Construction Co., Ltd...................................    22,925    702,702
#   Shinsegae Food Co., Ltd.........................................................    17,956  2,210,967
#   Shinsegae Information & Communication Co., Ltd..................................     9,260    905,546
#   Shinsegae International, Inc....................................................    25,637  3,956,915
#*  Shinsung E&G Co., Ltd...........................................................   872,014  1,036,442
#*  Shinsung Tongsang Co., Ltd......................................................   518,762    478,067
#*  Shinwha Intertek Corp...........................................................   252,278    471,419
#*  Shinwon Construction Co., Ltd...................................................   102,422    463,569
#*  Shinwon Corp....................................................................   352,571    618,144
    Shinyoung Securities Co., Ltd...................................................    33,458  1,734,884
#   SHOWBOX Corp....................................................................   272,250    989,752
*   Signetics Corp..................................................................   465,872    501,128
#   SIGONG TECH Co., Ltd............................................................    91,546    580,693
#   Silicon Works Co., Ltd..........................................................    89,032  3,777,670
#   Silla Co., Ltd..................................................................    52,411    661,081
#   SIMMTECH Co., Ltd...............................................................   121,212    951,748
#   SIMMTECH HOLDINGS Co., Ltd......................................................   126,986    229,976
#   SIMPAC, Inc.....................................................................   117,343    306,238
    Sindoh Co., Ltd.................................................................    40,393  1,830,047
    Sinil Pharm Co., Ltd............................................................     1,227     12,131
#   Sinjin SM Co., Ltd..............................................................     4,208     27,404
#   SJM Co., Ltd....................................................................    34,349    114,604
#   SK Bioland Co., Ltd.............................................................    88,968  1,364,509
#   SK D&D Co., Ltd.................................................................    60,188  1,779,198
    SK Discovery Co., Ltd...........................................................    24,627    730,096

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#   SK Gas, Ltd.....................................................................    35,424 $2,729,748
    SK Networks Co., Ltd............................................................ 1,047,760  4,410,999
#*  SK Securities Co., Ltd.......................................................... 3,605,935  3,732,003
    SKC Co., Ltd....................................................................   149,016  5,722,014
#*  SKC Solmics Co., Ltd............................................................   223,189  1,048,366
    SKCKOLONPI, Inc.................................................................   112,448  5,148,369
#*  Skin n Skin Co., Ltd............................................................   561,997    323,798
    SL Corp.........................................................................   107,299  1,962,019
#*  SM Culture & Contents Co., Ltd..................................................   293,391    596,352
*   SM Entertainment Co.............................................................   173,695  6,000,448
#*  S-MAC Co., Ltd..................................................................   928,392  1,225,317
#*  SMARK Co., Ltd..................................................................   907,008    266,996
#   SMCore, Inc.....................................................................    73,243    916,945
#   SMEC Co., Ltd...................................................................   216,193    675,915
#*  SNTEK Co., Ltd..................................................................     5,937     35,757
#*  SNU Precision Co., Ltd..........................................................   165,332    495,930
#*  Solborn, Inc....................................................................   137,586    642,572
#*  Solco Biomedical Co., Ltd....................................................... 1,401,563    716,094
#*  Solid, Inc......................................................................   192,029    808,512
#   Songwon Industrial Co., Ltd.....................................................   137,771  3,258,632
#*  Sonokong Co., Ltd...............................................................   143,503    361,886
#*  Soosan Heavy Industries Co., Ltd................................................   206,213    297,968
    Soulbrain Co., Ltd..............................................................    98,004  5,242,245
    SPC Samlip Co., Ltd.............................................................    19,256  1,913,899
#   SPG Co., Ltd....................................................................   135,956  1,190,785
    Spigen Korea Co., Ltd...........................................................    23,823  1,080,643
#*  Ssangyong Motor Co..............................................................   342,624  1,435,973
    ST Pharm Co., Ltd...............................................................     2,698     79,108
#   Suheung Co., Ltd................................................................    59,398  1,532,196
#   Sun Kwang Co., Ltd..............................................................    22,597    399,916
#*  Sunchang Corp...................................................................    58,177    345,181
#*  SundayToz Corp..................................................................    46,655    927,940
#   Sung Bo Chemicals Co., Ltd......................................................    89,031    500,540
#   Sung Kwang Bend Co., Ltd........................................................   191,121  1,786,856
#*  Sungchang Enterprise Holdings, Ltd..............................................   521,155  1,226,866
#   Sungdo Engineering & Construction Co., Ltd......................................   100,287    591,088
#*  Sungshin Cement Co., Ltd........................................................   156,234  1,313,834
    Sungwoo Hitech Co., Ltd.........................................................   481,995  1,965,517
#*  Sunjin Co., Ltd.................................................................   117,430  1,456,097
#*  Sunny Electronics Corp..........................................................   198,771    410,091
#*  Supex BNP Co., Ltd..............................................................   270,389    335,393
#*  Suprema HQ, Inc.................................................................    36,612    188,171
#*  Suprema, Inc....................................................................    40,485    829,693
    SurplusGlobal, Inc..............................................................     6,237     24,619
#*  Synopex, Inc....................................................................   525,038  1,624,214
#   Systems Technology, Inc.........................................................   100,078  1,588,567
#   Tae Kyung Industrial Co., Ltd...................................................    45,441    303,466
    Taekwang Industrial Co., Ltd....................................................     3,147  4,118,959
*   Taewoong Co., Ltd...............................................................    96,535  1,364,687
    Taeyoung Engineering & Construction Co., Ltd....................................   356,998  4,639,990
#*  Taihan Electric Wire Co., Ltd...................................................   898,686    940,239
#*  Taihan Fiberoptics Co., Ltd.....................................................   441,950  2,543,691
*   Taihan Textile Co., Ltd.........................................................     6,240     61,489
    Tailim Packaging Co., Ltd.......................................................    82,439    237,242
#*  TBH Global Co., Ltd.............................................................   136,438    639,231
#   TechWing, Inc...................................................................   107,408  1,499,287
#   Telechips, Inc..................................................................    45,786    437,803
#*  Tellus Co., Ltd.................................................................   550,695    663,357
#   Tera Semicon Co., Ltd...........................................................    72,779  1,099,109

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
SOUTH KOREA -- (Continued)
#   TES Co., Ltd....................................................................   110,645 $2,455,548
#   Tesna Co., Ltd..................................................................    46,344  1,070,333
#*  Theragen Etex Co., Ltd..........................................................   167,248  1,728,066
#*  Thinkware Systems Corp..........................................................    71,761    556,254
#*  TK Chemical Corp................................................................   510,823  1,074,242
    TK Corp.........................................................................   143,769  1,452,019
#   TLI, Inc........................................................................    23,474     88,574
#*  TOBESOFT Co., Ltd...............................................................   105,940    896,649
    Tokai Carbon Korea Co., Ltd.....................................................    40,094  2,564,541
#   Tong Yang Moolsan Co., Ltd......................................................   438,988    784,770
    Tongyang Life Insurance Co., Ltd................................................   328,423  2,176,671
    Tongyang pile, Inc..............................................................     3,387     13,141
#   Tongyang, Inc................................................................... 1,549,966  2,665,729
#   Tonymoly Co., Ltd...............................................................    54,695    704,064
#   Top Engineering Co., Ltd........................................................    93,464    520,919
#*  Toptec Co., Ltd.................................................................   162,584  3,699,119
    Tovis Co., Ltd..................................................................   131,103    967,926
#*  Trais Co., Ltd..................................................................    24,456     23,852
    TS Corp.........................................................................    29,662    623,883
#*  T'way Holdings, Inc.............................................................   280,509  1,086,612
#   UBCare Co., Ltd.................................................................   195,810    791,149
#*  Ubiquoss Holdings, Inc..........................................................    93,359    450,358
    Ubiquoss, Inc...................................................................    24,580    636,243
#*  Ubivelox, Inc...................................................................    25,329    189,856
#*  Ugint Co., Ltd..................................................................   585,598    502,343
    UIL Co., Ltd....................................................................   100,293    509,341
#   Uju Electronics Co., Ltd........................................................    57,758    503,694
#*  Unick Corp......................................................................    77,072    319,983
    Unid Co., Ltd...................................................................    45,001  1,930,699
#   Union Materials Corp............................................................   170,937    340,672
#   Union Semiconductor Equipment & Materials Co., Ltd..............................   202,613  1,307,858
#   Uniquest Corp...................................................................   116,456    849,031
#*  Unison Co., Ltd.................................................................   540,635  1,165,148
#*  Unitekno Co., Ltd...............................................................     7,390    103,915
#   UniTest, Inc....................................................................   138,797  2,335,299
#*  U-Tech Co., Ltd.................................................................    53,701    153,406
    Value Added Technology Co., Ltd.................................................    71,764  2,023,331
#   Very Good Tour Co., Ltd.........................................................    46,209    434,831
#   Vessel Co., Ltd.................................................................    58,246    240,849
#   Viatron Technologies, Inc.......................................................    83,609    962,996
#*  VICTEK Co., Ltd.................................................................   129,990    320,690
#   Vieworks Co., Ltd...............................................................    62,880  1,875,617
#   Visang Education, Inc...........................................................    56,882    473,309
*   Vitzro Tech Co., Ltd............................................................     6,346     44,940
#*  Vitzrocell Co., Ltd.............................................................    96,633  1,148,902
*   VitzroSys Co., Ltd..............................................................   115,329    174,183
#*  W Holding Co., Ltd..............................................................   623,674    408,811
*   Webzen, Inc.....................................................................   127,638  2,390,018
#*  Welcron Co., Ltd................................................................   189,702    633,466
#   WeMade Entertainment Co., Ltd...................................................    74,204  2,562,706
#   Whanin Pharmaceutical Co., Ltd..................................................   120,322  2,273,917
#*  WillBes & Co. (The).............................................................   423,575    542,744
#*  Winix, Inc......................................................................    60,058    844,427
#   Wins Co., Ltd...................................................................    68,892    777,039
#   WiSoL Co., Ltd..................................................................   180,026  2,755,010
#*  WIZIT Co., Ltd..................................................................   598,923    733,101
*   Won Ik Corp.....................................................................     4,657     30,344
#*  WONIK CUBE Corp.................................................................    59,990    166,979
*   Wonik Holdings Co., Ltd.........................................................   302,482  1,520,537

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES      VALUE>>
                                                                                     --------- --------------
SOUTH KOREA -- (Continued)
    WONIK IPS Co., Ltd..............................................................   205,994 $    5,428,556
*   Wonik Materials Co., Ltd........................................................    29,890      1,454,013
#*  Wonik QnC Corp..................................................................   145,417      2,120,074
*   Wonpung Mulsan Co., Ltd.........................................................    46,882        157,254
#*  Woojin Plaimm Co., Ltd..........................................................    14,745         85,427
*   Woojin, Inc.....................................................................     2,070          9,457
#*  Woongjin Co., Ltd...............................................................   415,291      1,012,866
#*  Woongjin Energy Co., Ltd........................................................   144,759        414,231
    Woongjin Thinkbig Co., Ltd......................................................   217,960      1,150,886
#*  Woori Investment Bank Co., Ltd.................................................. 3,270,585      2,032,480
#*  Woori Technology, Inc...........................................................   671,613      1,050,059
#*  Wooridul Pharmaceutical, Ltd....................................................   110,993        808,220
*   Woorison F&G Co., Ltd...........................................................    64,300        124,384
#   Woory Industrial Co., Ltd.......................................................    44,126      1,175,934
#   Wooshin Systems Co., Ltd........................................................    87,771        699,408
#   Woosu AMS Co., Ltd..............................................................   139,479        804,022
#   WooSung Feed Co., Ltd...........................................................   171,724        464,401
#   Worldex Industry & Trading Co., Ltd.............................................    46,320        248,760
#   Y G-1 Co., Ltd..................................................................   117,616      1,634,097
#*  YeaRimDang Publishing Co., Ltd..................................................   114,015      1,003,359
#   Yeong Hwa Metal Co., Ltd........................................................   195,869        256,172
#   YES24 Co., Ltd..................................................................    60,891        303,060
#*  Yest Co., Ltd...................................................................    52,567        697,551
#   YG Entertainment, Inc...........................................................    93,654      2,789,492
#*  YG PLUS.........................................................................   143,866        287,820
#*  YIK Corp........................................................................   155,458        602,580
#*  YJM Games Co., Ltd..............................................................   320,787        796,964
#   YMC Co., Ltd....................................................................    60,056      1,070,598
#   Yong Pyong Resort Co., Ltd......................................................   150,446        919,204
#*  Yonwoo Co., Ltd.................................................................    31,383        667,486
#   Yoosung Enterprise Co., Ltd.....................................................   149,937        407,448
#   YooSung T&S Co., Ltd............................................................   106,473        326,160
    Youlchon Chemical Co., Ltd......................................................    86,600      1,321,479
#   Young Heung Iron & Steel Co., Ltd...............................................   267,579        290,341
#*  Young In Frontier Co., Ltd......................................................    70,484        354,509
    Young Poong Corp................................................................       326        222,104
#   Young Poong Precision Corp......................................................    90,134        647,321
    Youngone Corp...................................................................   104,687      2,827,949
    Youngone Holdings Co., Ltd......................................................    38,622      1,856,054
#*  YoungWoo DSP Co., Ltd...........................................................    84,317        282,398
    YTN Co., Ltd....................................................................    73,837        140,235
#*  Yuanta Securities Korea Co., Ltd................................................   893,872      2,925,090
#   YuHwa Securities Co., Ltd.......................................................    17,992        230,841
#*  Yujin Robot Co., Ltd............................................................    82,707        378,038
#*  Yungjin Pharmaceutical Co., Ltd.................................................   179,844      1,206,420
#*  Yuyang DNU Co., Ltd.............................................................   181,687      1,269,487
    Yuyu Pharma, Inc................................................................     1,676         20,543
#   Zeus Co., Ltd...................................................................    56,787        862,181
#*  Zungwon En-Sys, Inc.............................................................    86,136        183,970
                                                                                               --------------
TOTAL SOUTH KOREA...................................................................            1,222,324,879
                                                                                               --------------
TAIWAN -- (17.4%)
    Aaeon Technology, Inc...........................................................    12,000         31,994
#   ABC Taiwan Electronics Corp.....................................................   423,000        690,300
#   Ability Enterprise Co., Ltd..................................................... 1,872,293      1,016,645
#   Ability Opto-Electronics Technology Co., Ltd....................................   427,232        876,870
#   AcBel Polytech, Inc............................................................. 3,384,599      2,159,169
#   Ace Pillar Co., Ltd.............................................................   448,000        416,058
#   ACES Electronic Co., Ltd........................................................   790,000        551,396

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
TAIWAN -- (Continued)
*   Acon Holding, Inc............................................................... 1,305,000 $  279,136
#   Acter Co., Ltd..................................................................   324,303  2,380,130
*   Action Electronics Co., Ltd..................................................... 1,465,000    355,000
#   Actron Technology Corp..........................................................   513,150  1,695,402
#   A-DATA Technology Co., Ltd...................................................... 1,847,879  3,266,362
    Addcn Technology Co., Ltd.......................................................   117,299  1,045,073
*   Adimmune Corp...................................................................    95,000     60,108
#   Adlink Technology, Inc..........................................................   933,031  1,508,539
#   Advanced Ceramic X Corp.........................................................   301,000  2,644,606
    Advanced International Multitech Co., Ltd.......................................   937,000  1,106,620
*   Advanced Lithium Electrochemistry Cayman Co., Ltd............................... 1,199,000    792,920
#   Advanced Optoelectronic Technology, Inc.........................................   684,000    594,192
    Advanced Power Electronics Corp.................................................    94,000    146,041
    Advanced Wireless Semiconductor Co.............................................. 1,076,000  2,059,030
#   Advancetek Enterprise Co., Ltd.................................................. 1,403,519    892,197
    AEON Motor Co., Ltd.............................................................     9,000     10,294
    Aerospace Industrial Development Corp........................................... 1,467,000  1,446,594
#*  AGV Products Corp............................................................... 3,439,433    912,046
    AimCore Technology Co., Ltd.....................................................   324,551    221,977
    Airmate Cayman International Co., Ltd...........................................   150,000     97,707
#*  Alchip Technologies, Ltd........................................................   381,000  1,509,744
    Alcor Micro Corp................................................................   312,000    183,161
    Alexander Marine Co., Ltd.......................................................    17,000     29,178
#*  ALI Corp........................................................................ 2,225,000  1,023,173
#   All Ring Tech Co., Ltd..........................................................   476,000  1,008,515
#   Allied Circuit Co., Ltd.........................................................   206,000    674,933
#   Allis Electric Co., Ltd......................................................... 1,117,000    579,593
#   Alltek Technology Corp.......................................................... 1,041,784    705,012
#   Alltop Technology Co., Ltd......................................................   429,000    843,607
#   Alpha Networks, Inc............................................................. 2,524,386  1,751,857
#   Altek Corp...................................................................... 2,160,945  2,835,495
#   Amazing Microelectronic Corp....................................................   374,773  1,296,446
#   Ambassador Hotel (The).......................................................... 1,701,000  1,245,070
#   AMICCOM Electronics Corp........................................................   351,000    301,901
    Ampire Co., Ltd.................................................................   774,000    498,573
    AMPOC Far-East Co., Ltd.........................................................   685,444    562,372
#   AmTRAN Technology Co., Ltd...................................................... 7,487,951  3,207,867
#   Anderson Industrial Corp........................................................   991,000    459,338
#   Anpec Electronics Corp..........................................................   658,590  1,257,000
#   AP Memory Technology Corp.......................................................   249,000    685,038
#   Apacer Technology, Inc..........................................................   695,325    850,778
#   APAQ Technology Co., Ltd........................................................   401,120    779,230
#   APCB, Inc.......................................................................   974,000    755,626
#   Apex Biotechnology Corp.........................................................   829,483    758,906
#*  Apex International Co., Ltd.....................................................   992,470  1,038,807
#   Apex Medical Corp...............................................................   477,500    417,019
#   Apex Science & Engineering...................................................... 1,046,132    318,944
#   Apogee Optocom Co., Ltd.........................................................    80,216    133,411
    Arcadyan Technology Corp........................................................ 1,080,718  2,583,631
    Ardentec Corp................................................................... 3,312,274  4,138,283
    Argosy Research, Inc............................................................   289,000    344,603
    Asia Electronic Material Co., Ltd...............................................   470,000    374,592
#   Asia Optical Co., Inc........................................................... 1,648,000  4,826,139
*   Asia Pacific Telecom Co., Ltd...................................................   180,000     46,810
    Asia Plastic Recycling Holding, Ltd............................................. 1,694,774    502,360
    Asia Polymer Corp............................................................... 2,880,232  1,605,949
#   Asia Tech Image, Inc............................................................   382,000    575,177
    Asia Vital Components Co., Ltd.................................................. 2,421,058  2,291,879
    ASMedia Technology, Inc.........................................................   170,424  2,844,446

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#   ASPEED Technology, Inc..........................................................    157,599 $4,179,788
#   ASROCK, Inc.....................................................................    317,000    709,913
    ATE Energy International Co., Ltd...............................................      9,000     11,165
    Aten International Co., Ltd.....................................................    650,479  1,888,743
    Audix Corp......................................................................    614,600    761,375
#   AURAS Technology Co., Ltd.......................................................    474,148  1,133,466
    Aurona Industries, Inc..........................................................    508,000    409,072
#   Aurora Corp.....................................................................    504,349  1,461,582
#   Avalue Technology, Inc..........................................................    320,000    434,148
#   Avermedia Technologies..........................................................  1,525,446    646,486
*   Avision, Inc....................................................................    437,000     93,588
    AVY Precision Technology, Inc...................................................    545,668    923,059
    Awea Mechantronic Co., Ltd......................................................    273,210    331,322
#   Axiomtek Co., Ltd...............................................................    421,000    898,504
#*  Azurewave Technologies, Inc.....................................................    457,000    425,792
#   Bank of Kaohsiung Co., Ltd......................................................  3,391,079  1,046,732
#   Basso Industry Corp.............................................................    923,900  2,043,490
#*  BenQ Materials Corp.............................................................  1,408,000    879,832
#   BES Engineering Corp............................................................ 12,838,750  3,427,063
#   Bin Chuan Enterprise Co., Ltd...................................................    585,070    458,196
#*  Bionet Corp.....................................................................    132,000    114,696
#   Bionime Corp....................................................................    202,000    337,023
#*  Biostar Microtech International Corp............................................  1,292,975    700,502
#   Bioteque Corp...................................................................    444,308  1,621,392
#   Bizlink Holding, Inc............................................................    862,492  5,522,931
#*  Boardtek Electronics Corp.......................................................    893,000    835,999
    Bon Fame Co., Ltd...............................................................    142,000    287,301
    Bothhand Enterprise, Inc........................................................    391,000    917,985
#   Bright Led Electronics Corp.....................................................    809,520    401,151
#   Brighton-Best International Taiwan, Inc.........................................    550,000    583,898
    Browave Corp....................................................................    479,000    595,433
#   C Sun Manufacturing, Ltd........................................................  1,189,221  1,088,310
    Cameo Communications, Inc.......................................................  1,675,818    422,952
#   Capital Futures Corp............................................................    696,039  1,380,831
    Capital Securities Corp......................................................... 14,105,142  5,189,225
#   Career Technology MFG. Co., Ltd.................................................  2,912,472  5,213,743
*   Carnival Industrial Corp........................................................  1,419,000    240,822
#   Casetek Holdings, Ltd...........................................................  1,315,571  3,063,238
    Cathay Chemical Works...........................................................     30,000     17,615
#   Cathay Real Estate Development Co., Ltd.........................................  4,504,700  2,496,072
#   Cayman Engley Industrial Co., Ltd...............................................    246,000  1,295,314
#   CCP Contact Probes Co., Ltd.....................................................    137,000    114,943
#   Celxpert Energy Corp............................................................    581,000    709,983
*   Center Laboratories, Inc........................................................  1,375,600  4,212,569
#   Central Reinsurance Co., Ltd....................................................    965,380    602,643
#   Chain Chon Industrial Co., Ltd..................................................  1,330,000    490,234
#   ChainQui Construction Development Co., Ltd......................................    483,083    550,758
#*  Champion Building Materials Co., Ltd............................................  2,387,851    595,066
#   Champion Microelectronic Corp...................................................      6,758     12,830
    Chang Wah Electromaterials, Inc.................................................    251,905  1,017,988
#   Chang Wah Technology Co., Ltd...................................................     74,817    927,545
    Channel Well Technology Co., Ltd................................................  1,238,000  1,399,904
#   Chant Sincere Co., Ltd..........................................................    411,000    348,164
#   Charoen Pokphand Enterprise.....................................................  1,319,985  2,511,286
    Chaun-Choung Technology Corp....................................................    457,000  1,474,267
#   CHC Healthcare Group............................................................    722,000    745,241
#   CHC Resources Corp..............................................................    472,282    857,974
#   Chen Full International Co., Ltd................................................    686,000    961,271
#   Chenbro Micom Co., Ltd..........................................................    463,000    601,276

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
TAIWAN -- (Continued)
    Cheng Loong Corp................................................................  6,327,383 $ 3,571,683
#*  Cheng Mei Materials Technology Corp.............................................  5,012,900   1,738,969
    Cheng Uei Precision Industry Co., Ltd...........................................  3,100,331   3,362,202
#   Chenming Mold Industry Corp.....................................................    816,437     451,780
#   Chia Chang Co., Ltd.............................................................    878,000     757,993
    Chia Hsin Cement Corp...........................................................  2,603,121   1,255,678
#   Chian Hsing Forging Industrial Co., Ltd.........................................    280,000     602,778
#   Chicony Power Technology Co., Ltd...............................................  1,152,454   1,735,128
#   Chieftek Precision Co., Ltd.....................................................    393,750   1,711,476
#   Chien Kuo Construction Co., Ltd.................................................  1,660,312     608,296
#   Chilisin Electronics Corp.......................................................  1,355,814   5,644,476
#   Chime Ball Technology Co., Ltd..................................................    203,840     333,397
#   China Bills Finance Corp........................................................  5,788,000   2,588,952
#   China Chemical & Pharmaceutical Co., Ltd........................................  1,958,000   1,264,006
#   China Ecotek Corp...............................................................    214,000     258,820
#*  China Electric Manufacturing Corp...............................................  2,593,900     844,553
#*  China Fineblanking Technology Co., Ltd..........................................    442,000     573,080
#   China General Plastics Corp.....................................................  3,110,951   2,955,019
#   China Glaze Co., Ltd............................................................    507,002     222,878
*   China Man-Made Fiber Corp....................................................... 10,978,972   3,789,560
    China Metal Products............................................................  1,945,603   1,950,341
    China Motor Corp................................................................  1,019,000     880,969
*   China Petrochemical Development Corp............................................ 21,223,000   9,798,672
#   China Steel Chemical Corp.......................................................  1,110,554   5,288,801
#   China Steel Structure Co., Ltd..................................................    621,000     571,858
    China Synthetic Rubber Corp.....................................................  4,172,751   6,558,842
#   China Wire & Cable Co., Ltd.....................................................    716,160     596,810
#   Chinese Maritime Transport, Ltd.................................................    847,594     839,891
*   Ching Feng Home Fashions Co., Ltd...............................................    533,000     332,301
#   Chin-Poon Industrial Co., Ltd...................................................  2,625,207   3,268,874
    Chipbond Technology Corp........................................................  4,640,000  10,003,271
*   ChipMOS Techinologies, Inc., ADR................................................      6,040      88,063
#   ChipMOS Techinologies, Inc......................................................  1,612,000   1,182,269
    Chlitina Holding, Ltd...........................................................    388,000   3,531,723
    Chong Hong Construction Co., Ltd................................................  1,286,666   3,906,860
#   Chun YU Works & Co., Ltd........................................................  1,442,000     869,512
    Chun Yuan Steel.................................................................  2,655,529     941,177
    Chung Hsin Electric & Machinery Manufacturing Corp..............................  3,002,375   2,125,659
*   Chung Hung Steel Corp...........................................................  7,637,979   3,562,585
    Chung Hwa Food Industrial Co., Ltd..............................................     96,850     212,370
#   Chung Hwa Pulp Corp.............................................................  3,927,405   1,337,049
    Chunghwa Chemical Synthesis & Biotech Co., Ltd..................................    165,000     137,509
*   Chunghwa Picture Tubes, Ltd..................................................... 14,410,000     939,683
#   Chunghwa Precision Test Tech Co., Ltd...........................................     42,000   1,072,624
    Chyang Sheng Dyeing & Finishing Co., Ltd........................................  1,255,000     719,630
    Cleanaway Co., Ltd..............................................................    553,000   3,350,800
#   Clevo Co........................................................................  3,795,200   4,342,323
#*  CMC Magnetics Corp.............................................................. 15,197,566   3,966,332
#   C-Media Electronics, Inc........................................................    464,000     417,120
*   CoAsia Microelectronics Corp....................................................    803,397     336,483
#   Coland Holdings, Ltd............................................................    343,000     400,348
#   Collins Co., Ltd................................................................    562,431     195,671
#   Compeq Manufacturing Co., Ltd...................................................  2,563,000   2,552,567
    Compucase Enterprise............................................................    527,000     548,869
*   Concord Securities Co., Ltd.....................................................  3,802,000     994,040
#   Concraft Holding Co., Ltd.......................................................    301,400   2,738,561
    Continental Holdings Corp.......................................................  3,306,320   1,423,042
#*  Contrel Technology Co., Ltd.....................................................  1,087,000     677,428
#   Coremax Corp....................................................................    442,000   1,553,154

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
TAIWAN -- (Continued)
    Coretronic Corp................................................................. 3,293,200 $5,142,712
#   Co-Tech Development Corp........................................................ 1,202,533  1,520,828
#   Cowealth Medical Holding Co., Ltd...............................................   139,700    216,263
#   Coxon Precise Industrial Co., Ltd...............................................   841,000    684,867
#   Creative Sensor, Inc............................................................   757,000    571,192
*   CSBC Corp. Taiwan............................................................... 1,463,422  1,967,173
#   CTCI Corp....................................................................... 1,999,000  2,995,702
#*  C-Tech United Corp..............................................................   347,000    298,350
#   Cub Elecparts, Inc..............................................................   412,827  4,208,883
#   CviLux Corp.....................................................................   567,040    467,391
#   CX Technology Co., Ltd..........................................................   391,755    406,168
    Cyberlink Corp..................................................................   539,697  1,338,355
#   CyberPower Systems, Inc.........................................................   295,000    850,912
#   CyberTAN Technology, Inc........................................................ 2,414,779  1,401,663
#   Cypress Technology Co., Ltd.....................................................   271,700    502,309
#   DA CIN Construction Co., Ltd.................................................... 1,190,711    871,831
#   Dadi Early-Childhood Education Group, Ltd.......................................   158,956  1,310,103
    Dafeng TV, Ltd..................................................................   493,870    626,455
#   Da-Li Development Co., Ltd...................................................... 1,211,032  1,361,962
*   Danen Technology Corp........................................................... 2,771,000    454,619
    Darfon Electronics Corp......................................................... 1,769,550  3,184,863
#   Darwin Precisions Corp.......................................................... 2,567,635  2,422,253
#   Davicom Semiconductor, Inc......................................................   611,888    444,640
#   Daxin Materials Corp............................................................   409,200  1,064,128
#   De Licacy Industrial Co., Ltd................................................... 2,191,407  1,816,700
    Delpha Construction Co., Ltd....................................................   847,931    439,385
    Depo Auto Parts Ind Co., Ltd....................................................   800,000  2,047,600
    Dimerco Data System Corp........................................................   290,000    349,919
#   Dimerco Express Corp............................................................   828,000    554,728
#   D-Link Corp..................................................................... 5,120,668  2,325,401
#   Draytek Corp....................................................................   332,000    326,082
#   Dyaco International, Inc........................................................    35,000     39,618
#   DYNACOLOR, Inc..................................................................   306,000    379,213
#*  Dynamic Electronics Co., Ltd.................................................... 2,052,321    606,551
#   Dynapack International Technology Corp.......................................... 1,182,000  1,506,533
    E Ink Holdings, Inc............................................................. 1,125,000  1,449,692
*   Eastern Media International Corp................................................ 3,337,511  1,622,996
    ECOVE Environment Corp..........................................................   218,000  1,235,904
*   Edimax Technology Co., Ltd...................................................... 1,489,108    458,642
*   Edison Opto Corp................................................................   887,000    522,544
#   Edom Technology Co., Ltd........................................................ 1,255,968    697,625
#   eGalax_eMPIA Technology, Inc....................................................   397,131    691,867
#   Egis Technology, Inc............................................................   505,000  2,235,594
    Elan Microelectronics Corp...................................................... 2,837,715  4,491,450
#   E-Lead Electronic Co., Ltd......................................................   507,942    365,043
#*  Electric Power Technology, Ltd..................................................   141,000    127,978
#   E-LIFE MALL Corp................................................................   512,000  1,081,060
    Elite Advanced Laser Corp....................................................... 1,014,226  3,102,993
#   Elite Material Co., Ltd......................................................... 2,041,350  5,875,246
    Elite Semiconductor Memory Technology, Inc...................................... 2,053,200  2,573,854
*   Elitegroup Computer Systems Co., Ltd............................................ 2,670,254  1,456,780
#   eMemory Technology, Inc.........................................................   523,000  5,633,157
#   Emerging Display Technologies Corp..............................................   748,000    226,550
    ENG Electric Co., Ltd........................................................... 1,174,923    165,333
#   Ennoconn Corp...................................................................   325,972  4,042,251
#   EnTie Commercial Bank Co., Ltd.................................................. 2,229,603  1,097,199
#*  Epileds Technologies, Inc.......................................................   607,000    452,114
#*  Episil Holdings, Inc............................................................   867,000    957,822
#*  Epistar Corp.................................................................... 4,310,000  5,346,881

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
    Eslite Spectrum Corp. (The).....................................................     72,000 $  313,976
#   Eson Precision Ind. Co., Ltd....................................................    538,000    645,993
    Eternal Materials Co., Ltd......................................................  5,144,985  4,609,229
*   E-Ton Solar Tech Co., Ltd.......................................................  2,909,209    440,708
*   Etron Technology, Inc...........................................................  3,017,000  1,310,090
    Eurocharm Holdings Co., Ltd.....................................................    282,000    816,756
#   Everest Textile Co., Ltd........................................................  2,964,664  1,254,071
    Evergreen International Storage & Transport Corp................................  4,083,000  1,775,351
    Everlight Chemical Industrial Corp..............................................  3,499,606  2,094,112
#   Everlight Electronics Co., Ltd..................................................  2,986,000  3,935,119
    Everspring Industry Co., Ltd....................................................  1,073,000    331,732
    Excelsior Medical Co., Ltd......................................................    670,217  1,099,461
#   EZconn Corp.....................................................................    346,000    406,927
    Far Eastern Department Stores, Ltd..............................................  9,125,000  5,295,432
    Far Eastern International Bank.................................................. 17,647,852  5,969,218
    Faraday Technology Corp.........................................................    334,305    658,251
#*  Farglory F T Z Investment Holding Co., Ltd......................................    485,000    269,486
    Farglory Land Development Co., Ltd..............................................  2,337,000  2,387,061
#*  Federal Corp....................................................................  3,492,238  1,394,122
#   Feedback Technology Corp........................................................    254,200    978,622
    Feng Hsin Steel Co., Ltd........................................................  3,347,100  5,929,794
    Fine Blanking & Tool Co., Ltd...................................................     13,000     16,949
#*  First Copper Technology Co., Ltd................................................  1,173,000    404,942
#   First Hi-Tec Enterprise Co., Ltd................................................    464,205    577,341
#   First Hotel.....................................................................  1,055,124    512,211
    First Insurance Co., Ltd. (The).................................................  1,395,179    620,043
*   First Steamship Co., Ltd........................................................  4,871,424  1,913,565
#   FLEXium Interconnect, Inc.......................................................  2,337,087  8,259,034
    Flytech Technology Co., Ltd.....................................................    820,309  2,077,484
#   FocalTech Systems Co., Ltd......................................................  2,071,048  1,699,571
#   Forest Water Environment Engineering Co., Ltd...................................    319,000    721,118
#   Formosa Advanced Technologies Co., Ltd..........................................  1,212,000  1,405,871
    Formosa International Hotels Corp...............................................    386,329  1,805,308
#   Formosa Laboratories, Inc.......................................................    689,834  1,177,549
#   Formosa Oilseed Processing Co., Ltd.............................................    662,567  1,788,681
#   Formosa Optical Technology Co., Ltd.............................................    160,000    324,079
    Formosan Rubber Group, Inc......................................................  2,586,952  1,187,880
    Formosan Union Chemical.........................................................  2,529,193  1,579,046
#   Fortune Electric Co., Ltd.......................................................  1,070,078    778,680
#   Founding Construction & Development Co., Ltd....................................  1,114,623    606,896
    Foxlink Image Technology Co., Ltd...............................................    884,000    644,409
#   Foxsemicon Integrated Technology, Inc...........................................    409,027  2,402,541
#   Froch Enterprise Co., Ltd.......................................................  1,287,189    596,757
    FSP Technology, Inc.............................................................  1,062,427    802,740
#   Fulgent Sun International Holding Co., Ltd......................................    642,827  1,099,193
#   Fullerton Technology Co., Ltd...................................................    668,600    487,339
#   Fulltech Fiber Glass Corp.......................................................  2,588,083  1,561,958
#   Fwusow Industry Co., Ltd........................................................    867,138    520,392
#   G Shank Enterprise Co., Ltd.....................................................    952,281    831,693
*   G Tech Optoelectronics Corp.....................................................    780,354    372,785
#   Gallant Precision Machining Co., Ltd............................................  1,186,000  1,154,980
#   GCS Holdings, Inc...............................................................    498,000  1,030,333
#   GEM Services, Inc...............................................................    381,700  1,053,856
#   Gemtek Technology Corp..........................................................  2,470,219  2,175,881
#   General Plastic Industrial Co., Ltd.............................................    410,357    499,066
#   Generalplus Technology, Inc.....................................................    380,000    473,606
*   Genesis Photonics, Inc..........................................................    639,976     65,057
#   Genesys Logic, Inc..............................................................    633,000    797,714
*   Genius Electronic Optical Co., Ltd..............................................    399,427  6,323,165

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#*  Genmont Biotech, Inc............................................................    299,000 $  285,313
#   Genovate Biotechnology Co., Ltd.................................................    256,000    260,894
#   GeoVision, Inc..................................................................    510,096    494,510
    Getac Technology Corp...........................................................  2,816,360  4,301,609
#   Giantplus Technology Co., Ltd...................................................  2,515,900  1,111,398
#   Gigabyte Technology Co., Ltd....................................................  3,920,800  7,893,148
#   Gigasolar Materials Corp........................................................    187,880    903,095
#*  Gigastorage Corp................................................................  2,770,561    860,789
#   Ginko International Co., Ltd....................................................    373,000  2,967,781
*   Gintech Energy Corp.............................................................  4,384,561  1,879,631
    Global Brands Manufacture, Ltd..................................................  2,093,359  1,083,277
#   Global Lighting Technologies, Inc...............................................    622,000    772,768
    Global Mixed Mode Technology, Inc...............................................    552,000  1,143,078
#   Global PMX Co., Ltd.............................................................    278,000  1,134,637
#   Global Unichip Corp.............................................................    638,000  6,936,782
#   Globe Union Industrial Corp.....................................................  1,587,914    862,132
    Gloria Material Technology Corp.................................................  4,040,547  2,284,185
#   Glory Science Co., Ltd..........................................................    330,296    440,089
*   GlycoNex, Inc...................................................................    258,000    234,428
#*  Gold Circuit Electronics, Ltd...................................................  3,261,227  1,045,288
    Golden Friends Corp.............................................................    250,600    469,648
#*  Goldsun Building Materials Co., Ltd.............................................  9,509,722  3,079,398
#   Good Way Technology Co., Ltd....................................................    202,000    263,698
#   Good Will Instrument Co., Ltd...................................................    355,869    276,968
    Grand Fortune Securities Co., Ltd...............................................  1,666,000    611,043
#   Grand Ocean Retail Group, Ltd...................................................    701,000    715,306
#   Grand Pacific Petrochemical.....................................................  7,236,000  6,774,628
#   Grand Plastic Technology Corp...................................................    133,000    594,219
#   GrandTech CG Systems, Inc.......................................................    387,000    601,535
    Grape King Bio, Ltd.............................................................    755,000  5,805,073
#   Great China Metal Industry......................................................  1,134,000    956,351
#   Great Taipei Gas Co., Ltd.......................................................  1,912,000  1,686,609
    Great Wall Enterprise Co., Ltd..................................................  3,872,774  5,034,674
    Greatek Electronics, Inc........................................................  2,152,000  3,743,082
#*  Green Energy Technology, Inc....................................................  2,369,457    996,660
#   Green River Holding Co., Ltd....................................................    108,950    443,415
#   Green Seal Holding, Ltd.........................................................    492,700    437,020
    GTM Holdings Corp...............................................................    801,150    477,860
    Gudeng Precision Industrial Co., Ltd............................................     44,000     50,572
#   Hannstar Board Corp.............................................................  2,292,049  2,163,119
#   HannStar Display Corp........................................................... 21,469,505  6,286,267
*   HannsTouch Solution, Inc........................................................  3,960,805  1,113,787
#   Hanpin Electron Co., Ltd........................................................    455,000    501,402
#*  Harvatek Corp...................................................................  1,000,949    593,142
#   Hey Song Corp...................................................................  2,037,750  2,051,184
    Hi-Clearance, Inc...............................................................    185,000    603,723
#   Highlight Tech Corp.............................................................    596,000    521,744
    HIM International Music, Inc....................................................    201,710    791,947
#   Hiroca Holdings, Ltd............................................................    654,448  2,090,004
#*  HiTi Digital, Inc...............................................................  1,013,935    293,081
    Hitron Technology, Inc..........................................................  1,784,213  1,222,444
*   Ho Tung Chemical Corp...........................................................  6,813,684  1,872,621
#*  Hocheng Corp....................................................................  2,223,700    662,622
    Hold-Key Electric Wire & Cable Co., Ltd.........................................    205,908     61,268
    Holiday Entertainment Co., Ltd..................................................    553,800  1,028,149
    Holtek Semiconductor, Inc.......................................................  1,280,000  3,053,876
#   Holy Stone Enterprise Co., Ltd..................................................    988,910  6,964,354
    Hong Pu Real Estate Development Co., Ltd........................................  1,826,185  1,282,917
#   Hong TAI Electric Industrial....................................................  1,589,000    548,371

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
    Hong YI Fiber Industry Co.......................................................  1,282,652 $  794,766
*   Horizon Securities Co., Ltd.....................................................  2,874,000    657,181
#   Hota Industrial Manufacturing Co., Ltd..........................................  1,550,932  6,616,453
#   Hotron Precision Electronic Industrial Co., Ltd.................................    416,466    598,827
#   Hsin Kuang Steel Co., Ltd.......................................................  1,975,443  2,470,164
    Hsin Yung Chien Co., Ltd........................................................    256,100    766,649
    Hsing TA Cement Co..............................................................    513,855    267,089
#   Hu Lane Associate, Inc..........................................................    616,866  2,705,545
#*  HUA ENG Wire & Cable Co., Ltd...................................................  2,905,565  1,021,703
    Huaku Development Co., Ltd......................................................  1,821,816  3,893,321
    Huang Hsiang Construction Corp..................................................    846,800    773,214
#   Hung Ching Development & Construction Co., Ltd..................................  1,225,000  1,247,816
    Hung Sheng Construction, Ltd....................................................  3,538,400  4,675,024
    Huxen Corp......................................................................    301,244    426,628
    Hwa Fong Rubber Industrial Co., Ltd.............................................  1,923,890    932,941
#*  Hwacom Systems, Inc.............................................................    442,000    195,136
#   Ibase Technology, Inc...........................................................    919,206  1,430,031
*   Ichia Technologies, Inc.........................................................  2,428,000  1,319,255
#*  I-Chiun Precision Industry Co., Ltd.............................................  1,337,313    553,289
#   Ideal Bike Corp.................................................................  1,382,734    479,082
#   IEI Integration Corp............................................................  1,518,209  1,811,336
#   Infortrend Technology, Inc......................................................  1,371,163    546,702
#   Info-Tek Corp...................................................................    478,000    353,736
    Innodisk Corp...................................................................    449,592  2,099,415
#   Inpaq Technology Co., Ltd.......................................................    678,000    859,319
#   Intai Technology Corp...........................................................    252,000    820,185
#   Integrated Service Technology, Inc..............................................    432,178    990,643
#   IntelliEPI, Inc.................................................................    236,000    584,390
    International Games System Co., Ltd.............................................    409,000  2,307,590
#   Iron Force Industrial Co., Ltd..................................................    379,393  1,116,109
#   I-Sheng Electric Wire & Cable Co., Ltd..........................................    791,000  1,106,484
#   ITE Technology, Inc.............................................................  1,145,095  1,317,313
    ITEQ Corp.......................................................................  1,437,614  3,395,959
    J TOUCH Corp. COMMON STOCK TWD10.0..............................................     11,000        203
    Jarllytec Co., Ltd..............................................................    383,000    622,558
#   Jentech Precision Industrial Co., Ltd...........................................    448,868  1,038,396
    Jess-Link Products Co., Ltd.....................................................    842,925    742,947
#   Jian Sin Industrial Co., Ltd....................................................     12,000     25,649
#   Jih Lin Technology Co., Ltd.....................................................    309,000    816,944
    Jih Sun Financial Holdings Co., Ltd............................................. 11,470,896  3,628,446
#   Jinan Acetate Chemical Co., Ltd.................................................     49,000    197,944
#   Jinli Group Holdings, Ltd.......................................................  1,035,058    762,278
    Johnson Health Tech Co., Ltd....................................................    737,257    801,201
#   Jourdeness Group, Ltd...........................................................    298,000  1,195,035
#   K Laser Technology, Inc.........................................................  1,102,000    527,845
#   Kaori Heat Treatment Co., Ltd...................................................    613,197  1,033,676
    Kaulin Manufacturing Co., Ltd...................................................    919,330    595,700
    KEE TAI Properties Co., Ltd.....................................................  2,783,473    978,105
    Kenda Rubber Industrial Co., Ltd................................................  1,035,000  1,094,584
#   Kenmec Mechanical Engineering Co., Ltd..........................................  1,494,000    522,228
    Kerry TJ Logistics Co., Ltd.....................................................  1,641,000  2,148,401
*   Key Ware Electronics Co., Ltd...................................................    262,000     93,398
    Kindom Construction Corp........................................................  2,658,000  1,944,286
#   King Chou Marine Technology Co., Ltd............................................    489,920    587,213
    King Yuan Electronics Co., Ltd..................................................  9,043,979  7,815,825
#   Kingcan Holdings, Ltd...........................................................    422,273    216,509
#   Kingpak Technology, Inc.........................................................    217,117  1,337,106
#   King's Town Bank Co., Ltd.......................................................  4,412,701  4,647,248
#*  King's Town Construction Co., Ltd...............................................    921,074    671,257

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES     VALUE>>
                                                                                     --------- -----------
TAIWAN -- (Continued)
#   Kinik Co........................................................................   858,000 $ 1,929,431
#   Kinko Optical Co., Ltd..........................................................   964,000   1,113,947
#   Kinpo Electronics............................................................... 9,845,157   3,267,435
#   Kinsus Interconnect Technology Corp............................................. 2,128,000   3,832,966
#   KMC Kuei Meng International, Inc................................................   464,253   1,980,515
    KNH Enterprise Co., Ltd.........................................................   333,020     131,784
#   KS Terminals, Inc...............................................................   913,482   1,416,275
#   Kung Long Batteries Industrial Co., Ltd.........................................   462,000   2,310,521
#   Kung Sing Engineering Corp...................................................... 1,965,000     585,455
#*  Kuo Toong International Co., Ltd................................................ 1,744,511   1,225,111
#*  Kuoyang Construction Co., Ltd................................................... 3,345,384   1,426,971
    Kwong Fong Industries Corp......................................................   840,764     445,208
#   Kwong Lung Enterprise Co., Ltd..................................................   504,000     844,553
#*  KYE Systems Corp................................................................ 1,939,672     713,873
#   L&K Engineering Co., Ltd........................................................ 1,281,048   1,367,739
#   La Kaffa International Co., Ltd.................................................   142,702     381,563
#*  LAN FA Textile.................................................................. 1,708,933     475,592
#   Land Mark Optoelectronics Corp..................................................   426,300   3,804,068
#   Lanner Electronics, Inc.........................................................   731,006   1,096,375
#   Laser Tek Taiwan Co., Ltd.......................................................   516,504     717,450
#   Laster Tech Corp., Ltd..........................................................   314,000     603,713
    LCY Chemical Corp............................................................... 1,757,383   2,960,973
    Leader Electronics, Inc.........................................................   828,000     227,233
    Leadtrend Technology Corp.......................................................   120,086     112,793
#*  Lealea Enterprise Co., Ltd...................................................... 6,003,892   1,957,982
    Ledlink Optics, Inc.............................................................   340,300     407,341
    Ledtech Electronics Corp........................................................   351,000     118,359
    LEE CHI Enterprises Co., Ltd.................................................... 1,386,000     462,207
#   Lelon Electronics Corp..........................................................   628,300   1,375,291
#   Lemtech Holdings Co., Ltd.......................................................   153,000   1,143,808
*   Leofoo Development Co., Ltd..................................................... 1,913,116     395,961
#*  LES Enphants Co., Ltd........................................................... 1,029,754     418,324
#*  Lextar Electronics Corp......................................................... 2,699,500   1,822,853
#   Li Cheng Enterprise Co., Ltd....................................................   559,912     656,190
#*  Li Peng Enterprise Co., Ltd..................................................... 5,193,897   1,358,341
#   Lian HWA Food Corp..............................................................   577,525     722,840
    Lida Holdings, Ltd..............................................................   307,000     840,250
#   Lien Chang Electronic Enter.....................................................   476,000     197,791
    Lien Hwa Industrial Corp........................................................ 4,474,170   5,777,926
    Lifestyle Global Enterprise, Inc................................................   110,000     370,504
#   Lingsen Precision Industries, Ltd............................................... 2,752,506   1,026,090
    Lion Travel Service Co., Ltd....................................................   279,000     973,150
    Lite-On Semiconductor Corp...................................................... 1,694,539   2,214,448
    Long Bon International Co., Ltd................................................. 2,805,945   1,325,283
#   Long Chen Paper Co., Ltd........................................................ 4,432,006   3,899,656
#   Longwell Co.....................................................................   788,000   1,139,586
#   Lotes Co., Ltd..................................................................   460,778   3,169,347
#*  Lotus Pharmaceutical Co., Ltd...................................................   103,000     226,236
#   Lu Hai Holding Corp.............................................................   315,690     327,005
#*  Lucky Cement Corp............................................................... 1,645,000     427,275
    Lumax International Corp., Ltd..................................................   640,592   1,276,809
    Lung Yen Life Service Corp...................................................... 1,259,000   2,379,857
#*  LuxNet Corp.....................................................................   736,153     619,167
#   Macauto Industrial Co., Ltd.....................................................   371,000   1,310,120
#   Machvision, Inc.................................................................   236,000   3,631,143
#   Macroblock, Inc.................................................................   230,550     931,933
*   Macronix International.......................................................... 8,930,820  12,453,540
    Makalot Industrial Co., Ltd..................................................... 1,424,677   6,336,382
    Masterlink Securities Corp...................................................... 8,580,728   2,929,932

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      SHARES    VALUE>>
                                                                                     --------- ----------
TAIWAN -- (Continued)
#   Materials Analysis Technology, Inc..............................................   291,041 $  683,640
#   Mayer Steel Pipe Corp...........................................................   944,567    427,781
    Maywufa Co., Ltd................................................................    69,322     30,919
#   Mechema Chemicals International Corp............................................   342,000    999,413
#   Meiloon Industrial Co...........................................................   974,730    654,923
    Mercuries & Associates Holding, Ltd............................................. 2,871,015  2,384,429
*   Mercuries Life Insurance Co., Ltd............................................... 7,718,147  4,314,300
#   Merry Electronics Co., Ltd...................................................... 1,287,477  6,866,277
*   Microbio Co., Ltd............................................................... 2,948,607  1,937,632
#   Microelectronics Technology, Inc................................................   367,655    310,900
    Microlife Corp..................................................................   374,600  1,049,553
#   Mildef Crete, Inc...............................................................   356,000    500,237
#   MIN AIK Technology Co., Ltd..................................................... 1,059,452    667,454
#   Mirle Automation Corp........................................................... 1,333,098  1,873,370
    Mitac Holdings Corp............................................................. 4,557,004  5,051,894
    MJ International Co., Ltd.......................................................    16,000     34,600
#   Mobiletron Electronics Co., Ltd.................................................   525,800    635,909
    momo.com, Inc...................................................................   202,000  1,322,244
#*  Mosel Vitelic, Inc..............................................................   178,482    227,421
#*  Motech Industries, Inc.......................................................... 3,353,731  1,459,731
#   MPI Corp........................................................................   474,000    961,771
#   Nak Sealing Technologies Corp...................................................   394,954  1,092,575
    Namchow Holdings Co., Ltd....................................................... 1,306,000  2,423,842
#   Nan Kang Rubber Tire Co., Ltd................................................... 4,245,952  3,521,500
#   Nan Liu Enterprise Co., Ltd.....................................................   309,000  1,707,011
    Nan Ren Lake Leisure Amusement Co., Ltd.........................................   855,000    218,072
#   Nan Ya Printed Circuit Board Corp............................................... 1,804,000  1,599,419
    Nang Kuang Pharmaceutical Co., Ltd..............................................   449,000    533,863
    Nantex Industry Co., Ltd........................................................ 2,088,606  1,956,127
#   National Petroleum Co., Ltd.....................................................   217,824    274,254
#*  Neo Solar Power Corp............................................................ 6,411,744  2,108,907
#   Netronix, Inc...................................................................   519,000    701,081
    New Asia Construction & Development Corp........................................   338,835     70,887
    New Best Wire Industrial Co., Ltd...............................................   195,600    198,655
#   New Era Electronics Co., Ltd....................................................   312,000    172,301
#*  Newmax Technology Co., Ltd......................................................   549,009  1,198,968
#   Nexcom International Co., Ltd...................................................   751,094    638,343
#   Nichidenbo Corp................................................................. 1,079,417  2,700,509
#   Nien Hsing Textile Co., Ltd.....................................................   999,345    757,871
#*  Niko Semiconductor Co., Ltd.....................................................   374,000    593,437
#   Nishoku Technology, Inc.........................................................   328,000    756,758
#   Nova Technology Corp............................................................    70,000    447,595
#   Nuvoton Technology Corp.........................................................   656,000  1,326,198
    O-Bank Co., Ltd................................................................. 1,070,000    288,102
#*  Ocean Plastics Co., Ltd......................................................... 1,107,200    969,460
#   On-Bright Electronics, Inc......................................................   227,052  2,106,529
    OptoTech Corp................................................................... 3,188,358  2,762,386
#   Orient Europharma Co., Ltd......................................................   321,000    712,552
*   Orient Semiconductor Electronics, Ltd........................................... 5,229,000  1,770,203
    Oriental Union Chemical Corp.................................................... 5,474,267  5,932,231
#   O-TA Precision Industry Co., Ltd................................................   187,000    166,671
#   Pacific Construction Co......................................................... 1,868,921    714,687
    Pacific Hospital Supply Co., Ltd................................................   420,000    908,744
#   Paiho Shih Holdings Corp........................................................   999,820  1,505,853
#*  Pan Jit International, Inc...................................................... 2,371,541  3,654,292
#   Pan-International Industrial Corp............................................... 2,973,747  2,028,876
#   Pao long International Co., Ltd.................................................   466,000    320,191
#   Parade Technologies, Ltd........................................................   304,401  4,638,909
#*  Paragon Technologies Co., Ltd...................................................   480,246    363,436

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#   Parpro Corp.....................................................................    218,000 $  249,824
*   PChome Online, Inc..............................................................    385,676  1,723,180
#   PCL Technologies, Inc...........................................................    260,040    708,117
#   P-Duke Technology Co., Ltd......................................................    308,500    731,013
#   PharmaEngine, Inc...............................................................    453,581  2,058,822
#   Pharmally International Holding Co., Ltd........................................    285,452  3,586,130
#*  Phihong Technology Co., Ltd.....................................................  2,365,401    819,502
#   Phoenix Tours International, Inc................................................    318,450    364,332
    Pili International Multimedia Co., Ltd..........................................     47,000     77,436
#   Pixart Imaging, Inc.............................................................    593,150  2,118,974
    Planet Technology Corp..........................................................    190,000    393,656
    Plastron Precision Co., Ltd.....................................................    551,462    288,547
#   Plotech Co., Ltd................................................................    616,000    449,367
#   Polytronics Technology Corp.....................................................    382,027    826,167
#   Posiflex Technology, Inc........................................................    355,457  1,308,587
#*  Power Quotient International Co., Ltd...........................................  1,346,600    348,074
#   Power Wind Health Industry, Inc.................................................    142,282    850,209
    Powertech Industrial Co., Ltd...................................................     80,000     39,489
#   Poya International Co., Ltd.....................................................    324,098  3,473,382
*   President Securities Corp.......................................................  6,630,524  3,045,963
#   Primax Electronics, Ltd.........................................................  2,783,000  5,243,029
*   Prime Electronics & Satellitics, Inc............................................    667,822    169,214
    Prince Housing & Development Corp...............................................  9,008,644  3,238,769
#*  Princeton Technology Corp.......................................................  1,099,000    335,436
    Pro Hawk Corp...................................................................    122,000    545,791
    Promate Electronic Co., Ltd.....................................................  1,227,000  1,110,882
*   Promise Technology, Inc.........................................................  1,152,286    339,849
#   Prosperity Dielectrics Co., Ltd.................................................    708,559  2,635,456
    P-Two Industries, Inc...........................................................    221,000    152,079
    Qisda Corp......................................................................  2,915,900  2,177,373
#   QST International Corp..........................................................    407,000  1,300,413
#   Qualipoly Chemical Corp.........................................................    679,048    697,353
    Quang Viet Enterprise Co., Ltd..................................................    101,000    435,949
#   Quanta Storage, Inc.............................................................  1,507,000  1,296,068
#   Quintain Steel Co., Ltd.........................................................  1,760,823    540,748
#   Radiant Opto-Electronics Corp...................................................  3,733,000  7,894,291
*   Radium Life Tech Co., Ltd.......................................................  5,207,100  2,299,444
#   Rafael Microelectronics, Inc....................................................    153,000    774,858
#   Rechi Precision Co., Ltd........................................................  2,626,181  2,633,790
#   Rexon Industrial Corp., Ltd.....................................................     81,000    151,843
#   Rich Development Co., Ltd.......................................................  4,476,036  1,492,997
#   RichWave Technology Corp........................................................    309,000    635,453
#*  Right WAY Industrial Co., Ltd...................................................    115,000     79,396
*   Ritek Corp...................................................................... 11,856,860  5,705,726
#*  Roo Hsing Co., Ltd..............................................................  5,236,000  2,476,521
#   Rotam Global Agrosciences, Ltd..................................................    508,268    394,976
#   Ruentex Engineering & Construction Co...........................................    226,000    273,514
#   Sagittarius Life Science Corp...................................................    168,889    333,613
#   Samebest Co., Ltd...............................................................    164,400  1,181,583
    Sampo Corp......................................................................  3,467,327  1,552,222
    San Fang Chemical Industry Co., Ltd.............................................  1,333,647  1,226,268
    San Far Property, Ltd...........................................................    124,000     58,204
#   San Shing Fastech Corp..........................................................    794,875  1,415,479
    Sanitar Co., Ltd................................................................    311,000    414,377
#   Sanyang Motor Co., Ltd..........................................................  4,189,628  2,882,220
*   Savior Lifetec Corp.............................................................    159,000    123,695
#   SCI Pharmtech, Inc..............................................................    502,395  1,124,262
#   Scientech Corp..................................................................    357,000  1,005,441
#   SDI Corp........................................................................    891,000  2,379,036

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
    Sea Sonic Electronics Co., Ltd..................................................     57,000 $   66,583
#   Senao International Co., Ltd....................................................    813,541  1,327,616
    Senao Networks, Inc.............................................................    194,000    864,376
#   Sercomm Corp....................................................................  1,655,000  3,673,439
#   Sesoda Corp.....................................................................  1,290,712  1,173,286
    Shan-Loong Transportation Co., Ltd..............................................    558,000    568,977
#   Sharehope Medicine Co., Ltd.....................................................    736,293    795,729
    Sheng Yu Steel Co., Ltd.........................................................    867,980    682,446
#   ShenMao Technology, Inc.........................................................    607,891    430,200
    Shieh Yih Machinery Industry Co., Ltd...........................................    166,000     65,132
#   Shih Her Technologies, Inc......................................................    360,000    378,147
*   Shih Wei Navigation Co., Ltd....................................................  2,023,384    502,143
#   Shihlin Electric & Engineering Corp.............................................  1,745,000  2,286,292
    Shin Hai Gas Corp...............................................................      1,245      1,611
#   Shin Zu Shing Co., Ltd..........................................................  1,268,144  3,709,279
    Shinih Enterprise Co., Ltd......................................................    128,000     70,250
*   Shining Building Business Co., Ltd..............................................  2,813,593  1,170,216
    Shinkong Insurance Co., Ltd.....................................................  1,471,131  1,676,586
    Shinkong Synthetic Fibers Corp.................................................. 10,593,395  4,588,873
#   Shinkong Textile Co., Ltd.......................................................    979,542  1,404,919
#   Shiny Chemical Industrial Co., Ltd..............................................    434,031  1,561,076
#   Shuttle, Inc....................................................................  2,436,152  1,158,866
    Sigurd Microelectronics Corp....................................................  2,925,974  3,521,465
#*  Silicon Integrated Systems Corp.................................................  3,406,887  1,356,079
*   Silitech Technology Corp........................................................    994,774    500,824
    Simplo Technology Co., Ltd......................................................  1,286,800  7,479,460
    Sinbon Electronics Co., Ltd.....................................................  1,519,813  4,413,812
    Sincere Navigation Corp.........................................................  2,424,786  1,276,835
    Single Well Industrial Corp.....................................................    315,916    245,794
#   Sinher Technology, Inc..........................................................    332,000    563,809
    Sinmag Equipment Corp...........................................................    314,056  1,434,500
    Sino-American Electronic Co., Ltd...............................................    564,703     25,249
#   Sino-American Silicon Products, Inc.............................................    175,000    602,676
    Sinon Corp......................................................................  3,065,510  1,763,570
#   Sinphar Pharmaceutical Co., Ltd.................................................  1,103,938    777,035
    Sinyi Realty Co.................................................................  1,657,660  1,917,837
#   Sirtec International Co., Ltd...................................................    957,000    801,365
    Sitronix Technology Corp........................................................    901,879  2,838,290
#   Siward Crystal Technology Co., Ltd..............................................  1,207,000    845,543
#   Soft-World International Corp...................................................    817,000  2,132,921
#*  Solar Applied Materials Technology Co...........................................  1,415,846    987,029
*   Solartech Energy Corp...........................................................  2,620,616    948,358
#   Solomon Technology Corp.........................................................    869,000    653,283
#   Solteam Electronics Co., Ltd....................................................    484,034    597,993
#   Song Shang Electronics Co., Ltd.................................................    671,000    390,003
#   Sonix Technology Co., Ltd.......................................................  1,108,000  1,053,319
    Southeast Cement Co., Ltd.......................................................  1,053,700    478,795
#*  Speed Tech Corp.................................................................    582,000  1,121,703
#   Spirox Corp.....................................................................    667,824    588,202
    Sporton International, Inc......................................................    511,192  2,408,984
    St Shine Optical Co., Ltd.......................................................    134,000  2,955,689
#   Standard Chemical & Pharmaceutical Co., Ltd.....................................    904,571  1,020,049
#   Stark Technology, Inc...........................................................    787,688  1,026,296
    Strong H Machinery Technology Cayman, Inc.......................................     18,000     36,996
#   Sun Race Sturmey-Archer, Inc....................................................    220,000    280,166
    Sunjuice Holdings Co., Ltd......................................................     72,000    387,338
#   Sunko INK Co., Ltd..............................................................    865,000    284,297
#   Sunny Friend Environmental Technology Co., Ltd..................................    479,000  3,747,994
#   Sunonwealth Electric Machine Industry Co., Ltd..................................  1,400,487  2,027,852

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TAIWAN -- (Continued)
#   Sunplus Technology Co., Ltd.....................................................  4,013,000 $1,944,615
    Sunrex Technology Corp..........................................................  1,024,567    640,476
#   Sunspring Metal Corp............................................................    842,000    974,710
*   Sunty Development Co., Ltd......................................................     42,000     15,844
#   Supreme Electronics Co., Ltd....................................................  2,838,508  3,210,460
#   Swancor Holding Co., Ltd........................................................    497,206  1,274,187
#   Sweeten Real Estate Development Co., Ltd........................................    538,874    374,294
#   Symtek Automation Asia Co., Ltd.................................................    305,172    629,022
    Syncmold Enterprise Corp........................................................  1,173,000  2,207,047
#   Synmosa Biopharma Corp..........................................................    583,799    641,142
#   Sysage Technology Co., Ltd......................................................    797,245    881,064
*   Sysgration......................................................................  1,336,000    392,781
    Systex Corp.....................................................................  1,405,388  2,863,165
    T3EX Global Holdings Corp.......................................................    713,117    560,649
#   TA Chen Stainless Pipe..........................................................  5,225,478  6,569,999
#   Ta Liang Technology Co., Ltd....................................................    388,000    657,155
#*  Ta Ya Electric Wire & Cable.....................................................  4,305,306  1,951,580
    Ta Yih Industrial Co., Ltd......................................................    219,000    537,371
    Tah Hsin Industrial Corp........................................................    439,600    377,781
    TAI Roun Products Co., Ltd......................................................    201,000     78,838
#   TA-I Technology Co., Ltd........................................................    866,718  2,811,887
#   Tai Tung Communication Co., Ltd.................................................    638,197    402,428
    Taichung Commercial Bank Co., Ltd............................................... 17,559,990  5,823,062
#   TaiDoc Technology Corp..........................................................    374,470  1,904,778
#   Taiflex Scientific Co., Ltd.....................................................  1,480,340  2,132,950
#   Taimide Tech, Inc...............................................................    742,250  1,771,376
#   Tainan Enterprises Co., Ltd.....................................................    902,370    608,662
    Tainan Spinning Co., Ltd........................................................  9,381,044  4,097,736
#*  Tainergy Tech Co., Ltd..........................................................  1,760,000    453,017
    Tainet Communication System Corp................................................     66,000    143,050
#   Tai-Saw Technology Co., Ltd.....................................................    235,120    205,529
#*  Taisun Enterprise Co., Ltd......................................................  2,602,648  1,574,510
*   Taita Chemical Co., Ltd.........................................................  1,331,951    634,559
#   Taiwan Cement Corp..............................................................    656,867    845,266
#   Taiwan Chinsan Electronic Industrial Co., Ltd...................................    648,000  1,265,939
#   Taiwan Cogeneration Corp........................................................  2,747,566  2,312,877
#   Taiwan Fertilizer Co., Ltd......................................................    238,000    334,583
    Taiwan Fire & Marine Insurance Co., Ltd.........................................  1,356,338    902,039
    Taiwan FU Hsing Industrial Co., Ltd.............................................  1,173,000  1,341,355
    Taiwan Hon Chuan Enterprise Co., Ltd............................................  2,302,468  4,019,778
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd...................................  1,276,120    839,298
*   Taiwan IC Packaging Corp........................................................    106,000     20,616
*   Taiwan Land Development Corp....................................................  6,351,991  1,833,491
#*  Taiwan Line Tek Electronic......................................................    678,306    657,563
*   Taiwan Mask Corp................................................................  1,057,412  1,190,846
*   Taiwan Navigation Co., Ltd......................................................  1,384,777    873,914
    Taiwan Optical Platform Co., Ltd................................................      9,453     36,264
#   Taiwan Paiho, Ltd...............................................................  1,991,287  4,129,497
    Taiwan PCB Techvest Co., Ltd....................................................  2,125,238  1,880,565
#   Taiwan Pulp & Paper Corp........................................................  2,174,980  1,325,340
#   Taiwan Sakura Corp..............................................................  1,463,803  1,804,955
    Taiwan Sanyo Electric Co., Ltd..................................................    417,400    321,008
    Taiwan Semiconductor Co., Ltd...................................................  1,582,000  4,351,637
#   Taiwan Shin Kong Security Co., Ltd..............................................  1,728,710  2,090,079
#   Taiwan Styrene Monomer..........................................................  3,812,209  2,764,609
    Taiwan Surface Mounting Technology Corp.........................................  2,208,388  1,923,648
    Taiwan Taxi Co., Ltd............................................................     56,000    138,905
#   Taiwan TEA Corp.................................................................  5,299,897  2,676,903
#   Taiwan Union Technology Corp....................................................  1,548,000  5,960,038

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
TAIWAN -- (Continued)
#   Taiyen Biotech Co., Ltd.........................................................    857,883 $   845,162
#*  Tatung Co., Ltd................................................................. 12,264,015  15,674,392
    Tayih Lun An Co., Ltd...........................................................    330,890     452,671
    TCI Co., Ltd....................................................................    480,991   9,136,684
    Te Chang Construction Co., Ltd..................................................    334,206     213,024
#*  Teapo Electronic Corp...........................................................    558,000   1,379,460
    Tehmag Foods Corp...............................................................    154,800   1,045,256
    Ten Ren Tea Co., Ltd............................................................    164,980     203,431
#   Test Research, Inc..............................................................  1,233,820   2,310,208
    Test-Rite International Co., Ltd................................................  2,262,495   1,675,089
#*  Tex-Ray Industrial Co., Ltd.....................................................    803,000     280,777
#   Thinking Electronic Industrial Co., Ltd.........................................    629,204   1,768,937
#   Thye Ming Industrial Co., Ltd...................................................  1,178,669   1,527,518
    T-Mac Techvest PCB Co., Ltd.....................................................    380,000     158,385
#   Ton Yi Industrial Corp..........................................................  5,500,644   2,255,916
    Tong Hsing Electronic Industries, Ltd...........................................  1,101,963   3,657,924
#   Tong Yang Industry Co., Ltd.....................................................  3,471,741   5,109,368
*   Tong-Tai Machine & Tool Co., Ltd................................................  1,590,892   1,124,589
    TOPBI International Holdings, Ltd...............................................    289,109   1,016,659
#   Topco Scientific Co., Ltd.......................................................  1,403,087   3,853,196
#   Topco Technologies Corp.........................................................    239,000     617,381
    Topkey Corp.....................................................................     52,000     151,767
    Topoint Technology Co., Ltd.....................................................  1,118,776     737,995
    Toung Loong Textile Manufacturing...............................................    694,000   1,170,365
#*  TPK Holding Co., Ltd............................................................  2,577,000   5,110,742
#   Trade-Van Information Services Co...............................................    245,000     266,015
    Transart Graphics Co., Ltd......................................................     18,000      25,605
#   Transcend Information, Inc......................................................    986,000   2,497,895
*   TrueLight Corp..................................................................    550,700     580,206
#   Tsang Yow Industrial Co., Ltd...................................................    618,000     527,284
    Tsann Kuen Enterprise Co., Ltd..................................................    357,686     274,125
#   TSC Auto ID Technology Co., Ltd.................................................    185,700   1,451,059
*   TSEC Corp.......................................................................  2,915,205     793,239
#   TSRC Corp.......................................................................  4,903,200   5,129,869
#   Ttet Union Corp.................................................................    300,000     923,401
    TTFB Co., Ltd...................................................................     71,000     519,978
#   TTY Biopharm Co., Ltd...........................................................  1,849,979   5,591,245
#*  Tul Corp........................................................................     92,000     437,274
    Tung Ho Steel Enterprise Corp...................................................  6,675,000   4,997,358
#   Tung Thih Electronic Co., Ltd...................................................    466,600   1,743,572
    TURVO International Co., Ltd....................................................    385,112   1,410,782
#*  TWi Pharmaceuticals, Inc........................................................    307,000     707,601
    TXC Corp........................................................................  2,404,053   3,028,355
#   TYC Brother Industrial Co., Ltd.................................................  1,595,980   1,575,845
*   Tycoons Group Enterprise........................................................  3,291,182     724,570
#   Tyntek Corp.....................................................................  2,229,039   1,517,796
    UDE Corp........................................................................    486,000     537,923
#   Ultra Chip, Inc.................................................................    439,000     560,612
    U-Ming Marine Transport Corp....................................................  3,747,000   3,875,049
#   Unimicron Technology Corp....................................................... 10,285,000   5,473,333
    Union Bank Of Taiwan............................................................  7,680,149   2,598,675
#*  Union Insurance Co., Ltd........................................................    467,660     263,885
    Unitech Computer Co., Ltd.......................................................    684,804     455,552
#*  Unitech Printed Circuit Board Corp..............................................  4,078,370   2,830,072
    United Integrated Services Co., Ltd.............................................  1,808,439   3,452,585
#   United Orthopedic Corp..........................................................    720,935   1,289,388
    United Radiant Technology.......................................................    735,000     425,738
    United Technologies Corp........................................................     29,972       1,224
#*  Unity Opto Technology Co., Ltd..................................................  2,760,500   1,043,388

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- -----------
TAIWAN -- (Continued)
    Univacco Technology, Inc........................................................     32,000 $    19,364
    Universal Cement Corp...........................................................  2,965,433   1,933,353
*   Universal Microelectronics Co., Ltd.............................................     29,000      26,132
#   Universal Microwave Technology, Inc.............................................    350,526     846,328
    Unizyx Holding Corp.............................................................  2,738,430   1,170,064
    UPC Technology Corp.............................................................  7,335,611   4,481,078
#   Userjoy Technology Co., Ltd.....................................................    247,490     637,000
    USI Corp........................................................................  7,076,156   3,203,911
#   Usun Technology Co., Ltd........................................................    506,000     646,280
#   Utechzone Co., Ltd..............................................................    390,000     672,595
*   UVAT Technology Co., Ltd........................................................      9,000      11,994
    Ve Wong Corp....................................................................    660,696     556,175
#   VHQ Media Holdings, Ltd.........................................................    170,000     909,309
#   Victory New Materials, Ltd. Co..................................................    769,200     937,821
#   Visual Photonics Epitaxy Co., Ltd...............................................  1,313,772   3,837,928
#   Vivotek, Inc....................................................................    172,200     429,203
    Voltronic Power Technology Corp.................................................      9,000     156,370
*   Wafer Works Corp................................................................    942,548   1,947,481
#   Waffer Technology Co., Ltd......................................................    780,000     455,058
*   Wah Hong Industrial Corp........................................................    182,021     107,739
    Wah Lee Industrial Corp.........................................................  1,266,000   2,218,126
#   Walsin Technology Corp..........................................................  2,159,793  24,596,902
#   Walton Advanced Engineering, Inc................................................  2,305,197   1,038,629
#   WAN HWA Enterprise Co...........................................................    761,812     324,936
    Waterland Financial Holdings Co., Ltd........................................... 15,634,370   5,749,266
*   Wei Chuan Foods Corp............................................................  1,027,000     802,465
    Weikeng Industrial Co., Ltd.....................................................  2,028,980   1,516,507
    Well Shin Technology Co., Ltd...................................................    683,000   1,117,465
#   Wha Yu Industrial Co., Ltd......................................................    301,000     186,886
    Wholetech System Hitech, Ltd....................................................    194,000     207,142
#   Winmate, Inc....................................................................    237,000     430,749
#   Winstek Semiconductor Co., Ltd..................................................    469,000     440,026
    Wintek Corp.....................................................................  5,447,000      61,046
#   Wisdom Marine Lines Co., Ltd....................................................  2,801,953   2,784,606
#   Wisechip Semiconductor, Inc.....................................................    137,302     307,336
    Wistron NeWeb Corp..............................................................  2,217,796   5,526,327
    Wowprime Corp...................................................................    456,000   1,283,178
    WT Microelectronics Co., Ltd....................................................  3,499,450   5,167,922
    WUS Printed Circuit Co., Ltd....................................................  1,786,700     911,362
    XAC Automation Corp.............................................................    553,000     602,691
    XPEC Entertainment, Inc.........................................................    192,135      15,565
#   Xxentria Technology Materials Corp..............................................    953,207   2,778,967
*   Yang Ming Marine Transport Corp.................................................  8,849,981   2,658,464
#   YC Co., Ltd.....................................................................  3,093,453   1,887,487
    YC INOX Co., Ltd................................................................  2,587,388   2,157,617
    YCC Parts Manufacturing Co., Ltd................................................    204,000     280,119
    Yea Shin International Development Co., Ltd.....................................    946,215     618,854
#   Yeong Guan Energy Technology Group Co., Ltd.....................................    754,929   1,367,074
#   YFC-Boneagle Electric Co., Ltd..................................................    771,000     992,204
*   YFY, Inc........................................................................ 11,143,212   4,416,042
#   Yi Jinn Industrial Co., Ltd.....................................................  1,676,284     753,945
    Yieh Phui Enterprise Co., Ltd...................................................  9,377,508   3,266,988
    Ying Han Technology Co., Ltd....................................................     73,000      89,263
#   Yonyu Plastics Co., Ltd.........................................................    497,600     600,150
#*  Young Fast Optoelectronics Co., Ltd.............................................    905,872     545,235
*   Young Optics, Inc...............................................................    280,111   1,252,743
#   Youngtek Electronics Corp.......................................................    903,666   1,544,086
    Yuanta Futures Co., Ltd.........................................................    280,000     386,785
#   Yulon Finance Corp..............................................................    807,480   2,961,129

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       SHARES       VALUE>>
                                                                                     ----------- --------------
TAIWAN -- (Continued)
#   Yulon Motor Co., Ltd............................................................   3,672,000 $    2,540,198
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.................................     466,869      1,229,264
    Yungshin Construction & Development Co., Ltd....................................     711,000        762,593
#   YungShin Global Holding Corp....................................................   1,491,015      1,927,503
#   Yungtay Engineering Co., Ltd....................................................   2,989,000      4,772,205
    Yusin Holding Corp..............................................................       6,000         13,321
    Zeng Hsing Industrial Co., Ltd..................................................     419,107      1,753,095
#   Zenitron Corp...................................................................   1,416,000      1,076,803
#   Zero One Technology Co., Ltd....................................................     731,000        570,295
    Zig Sheng Industrial Co., Ltd...................................................   3,607,732      1,179,829
    Zinwell Corp....................................................................   2,279,586      1,864,344
#   Zippy Technology Corp...........................................................     944,948      1,092,737
    ZongTai Real Estate Development Co., Ltd........................................   1,491,277        961,094
                                                                                                 --------------
TOTAL TAIWAN........................................................................              1,322,322,290
                                                                                                 --------------
THAILAND -- (3.4%)
    AAPICO Hitech PCL...............................................................     110,000        108,281
    AAPICO Hitech PCL...............................................................   1,013,740        997,896
    Advanced Information Technology PCL.............................................     641,300        454,905
    AEON Thana Sinsap Thailand PCL..................................................     239,200      1,207,863
    AEON Thana Sinsap Thailand PCL..................................................      74,500        376,195
*   AJ Advance Technology PCL.......................................................   4,098,800         46,815
    AJ Plast PCL....................................................................   1,513,388        477,625
*   Amarin Printing & Publishing PCL................................................     415,000         62,992
    Amata Corp. PCL.................................................................   4,963,510      2,998,694
    Amata VN PCL....................................................................      44,300          8,855
    Ananda Development PCL..........................................................  14,870,700      2,257,200
    AP Thailand PCL.................................................................  12,684,516      3,507,591
*   Apex Development PCL............................................................       3,536             22
    Asia Aviation PCL...............................................................  13,800,800      1,899,840
    Asia Capital Group PCL..........................................................     915,600        242,179
    Asia Plus Group Holdings PCL....................................................   8,667,900      1,010,864
    Asia Sermkij Leasing PCL........................................................   1,058,500        725,392
    Asian Insulators PCL............................................................  12,731,600         88,972
    Asian Phytoceuticals PCL........................................................     148,043         19,846
    Bangchak Corp. PCL..............................................................   2,877,700      3,027,337
    Bangkok Airways PCL.............................................................   6,459,800      2,485,285
    Bangkok Aviation Fuel Services PCL..............................................   1,869,746      1,952,921
    Bangkok Chain Hospital PCL......................................................  11,350,037      5,560,733
    Bangkok Insurance PCL...........................................................     182,381      1,913,164
    Bangkok Land PCL................................................................ 108,396,570      6,222,947
    Bangkok Ranch PCL...............................................................   4,605,500        782,118
    Beauty Community PCL............................................................  15,697,100      3,680,114
    BEC World PCL...................................................................   8,003,700      2,333,510
    Better World Green PCL..........................................................  18,081,400        559,779
    Big Camera Corp. PCL............................................................  11,022,500        781,879
*   BJC Heavy Industries PCL........................................................   3,770,200        251,573
    Buriram Sugar PCL...............................................................   1,978,400        398,415
    Cal-Comp Electronics Thailand PCL...............................................  16,724,644      1,065,712
    CH Karnchang PCL................................................................   4,626,300      3,684,910
    Charoong Thai Wire & Cable PCL..................................................     967,100        236,906
    Christiani & Nielsen Thai.......................................................   2,930,600        177,932
    Chularat Hospital PCL...........................................................  48,956,500      3,354,999
*   CIMB Thai Bank PCL..............................................................   6,598,800        174,540
    CK Power PCL....................................................................  21,430,690      2,563,695
    COL PCL.........................................................................     826,800        689,621
    Com7 PCL........................................................................   3,044,500      1,656,310
*   Country Group Development PCL...................................................  26,584,900      1,158,645
    Country Group Holdings PCL......................................................   8,706,200        285,235

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
THAILAND -- (Continued)
*   Demco PCL.......................................................................  1,971,100 $  240,537
    Dhipaya Insurance PCL...........................................................  2,254,600  1,599,295
    Diamond Building Products PCL...................................................  1,389,700    240,180
    Dusit Thani PCL.................................................................    114,500     41,987
    Dynasty Ceramic PCL............................................................. 21,468,080  1,406,685
    Eastern Polymer Group PCL.......................................................  8,504,600  2,198,364
    Eastern Printing PCL............................................................    795,912    113,873
    Eastern Printing PCL............................................................     39,796      5,694
    Eastern Water Resources Development and Management PCL..........................  5,072,600  1,677,145
*   Energy Earth PCL................................................................  4,765,400     39,218
    Erawan Group PCL (The).......................................................... 11,977,970  2,628,169
    Esso Thailand PCL...............................................................  7,230,300  3,107,703
    Forth Corp. PCL.................................................................  2,232,900    456,379
    Forth Smart Service PCL.........................................................  2,541,300    676,000
    Fortune Parts Industry PCL......................................................  2,977,900    248,830
*   G J Steel PCL................................................................... 16,722,780    160,844
    GFPT PCL........................................................................  4,326,100  1,781,412
    Global Green Chemicals PCL......................................................    383,500    124,491
*   GMM Grammy PCL..................................................................    121,460     29,571
    Golden Land Property Development PCL............................................  9,922,000  3,191,025
    Grand Canal Land PCL............................................................ 10,698,900    848,966
    Grande Asset Hotels & Property PCL..............................................    896,350     24,786
*   Group Lease PCL.................................................................    132,500     20,510
    Haad Thip PCL...................................................................     16,600      9,779
    Hana Microelectronics PCL.......................................................  4,472,396  4,839,383
    ICC International PCL...........................................................    204,600    244,450
    Ichitan Group PCL...............................................................  4,239,400    619,281
*   Inter Far East Energy Corp......................................................  4,679,700     81,765
    Interhides PCL..................................................................    769,800    198,986
    Interlink Communication PCL.....................................................  1,576,200    241,618
*   International Engineering PCL................................................... 39,494,487      4,511
*   Italian-Thai Development PCL.................................................... 15,880,327  1,355,579
    Jasmine International PCL....................................................... 24,387,600  3,958,312
    Jay Mart PCL....................................................................  2,350,195    621,633
    JMT Network Services PCL........................................................  1,126,700    931,297
*   JSP Property PCL................................................................  2,885,000     58,966
    Jubilee Enterprise PCL..........................................................     73,600     47,784
    JWD Infologistics PCL...........................................................  1,532,300    329,304
    Kang Yong Electric PCL..........................................................     56,400    725,555
    Karmarts PCL....................................................................  3,429,500    482,418
    Kaset Thai International Sugar Corp. PCL........................................     93,100     16,510
    KCE Electronics PCL.............................................................  4,526,600  5,612,331
    KGI Securities Thailand PCL.....................................................  8,938,600  1,133,781
    Khon Kaen Sugar Industry PCL.................................................... 15,277,690  1,506,186
*   Khonburi Sugar PCL..............................................................    178,500     23,500
    Lam Soon Thailand PCL...........................................................  1,535,300    244,577
    Lanna Resources PCL.............................................................  1,833,750    859,829
    LH Financial Group PCL.......................................................... 55,910,039  2,705,596
    Loxley PCL......................................................................  8,263,276    551,382
    LPN Development PCL.............................................................    136,400     41,408
    LPN Development PCL.............................................................  6,597,103  2,002,727
    Major Cineplex Group PCL........................................................  3,185,300  2,383,949
    Malee Group PCL.................................................................  1,009,800    476,521
    Master Ad PCL...................................................................  4,377,200    236,819
    Maybank Kim Eng Securities Thailand PCL.........................................  1,015,900    403,062
    MBK PCL.........................................................................  7,391,900  5,443,389
    MC Group PCL....................................................................  3,113,900  1,151,216
*   MCOT PCL........................................................................  2,516,300    718,511
    MCS Steel PCL...................................................................  1,815,400    447,439

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
THAILAND -- (Continued)
    Mega Lifesciences PCL...........................................................  3,415,100 $4,182,907
    Millcon Steel PCL...............................................................  2,050,533     96,764
    MK Real Estate Development PCL..................................................  1,885,900    255,081
    Modernform Group PCL............................................................  2,352,200    323,808
    Mono Technology PCL............................................................. 13,718,900  1,006,135
    Muang Thai Insurance PCL........................................................     61,288    214,609
    Muramoto Electron Thailand PCL..................................................     14,000     79,952
    Namyong Terminal PCL............................................................  4,335,100    703,623
*   Nation Multimedia Group PCL.....................................................  8,825,500     75,602
    Netbay PCL......................................................................    577,600    616,315
    Nirvana Daii PCL................................................................     72,100      8,408
    Noble Development PCL...........................................................    762,600    279,643
    Origin Property PCL.............................................................  2,525,500  1,427,093
    Padaeng Industry PCL............................................................    998,900    558,447
    PCS Machine Group Holding PCL...................................................  2,298,700    490,555
    Plan B Media Pcl................................................................  9,886,800  1,901,879
    Platinum Group PCL (The)........................................................  3,835,400    922,248
    Polyplex Thailand PCL...........................................................  3,840,950  1,974,158
*   Power Solution Technologies PCL.................................................  2,767,200     59,885
*   Precious Shipping PCL...........................................................  8,368,400  3,018,359
    Premier Marketing PCL...........................................................  2,574,200    804,679
*   Principal Capital PCL...........................................................  1,217,100    188,400
    Property Perfect PCL............................................................ 35,928,200  1,025,903
    Pruksa Holding PCL..............................................................  3,552,600  2,189,008
    PTG Energy PCL..................................................................  5,426,000  2,446,348
    Pylon PCL.......................................................................    456,600     91,265
    Quality Houses PCL.............................................................. 70,532,226  7,377,582
    Raimon Land PCL................................................................. 11,010,600    479,873
    Ratchthani Leasing PCL.......................................................... 12,368,350  2,899,703
    Regional Container Lines PCL....................................................  3,754,500    637,599
    Rojana Industrial Park PCL......................................................  8,647,311  1,442,518
*   RS PCL..........................................................................  4,019,500  2,186,743
    S 11 Group PCL..................................................................  1,096,300    252,080
    Saha Pathana Inter-Holding PCL..................................................    699,100  1,439,385
    Sahamitr Pressure Container PCL.................................................     57,000     21,758
    Saha-Union PCL..................................................................    859,300  1,129,978
    Sahaviriya Steel Industries PCL................................................. 87,225,900     24,645
    Samart Corp. PCL................................................................  4,186,800    912,362
*   Samart Digital Public Co., Ltd.................................................. 14,993,100    108,156
    Samart Telcoms PCL..............................................................  2,020,600    516,234
    Sansiri PCL..................................................................... 54,468,410  2,701,319
    Sappe PCL.......................................................................  1,851,200  1,432,774
    SC Asset Corp. PCL.............................................................. 21,666,715  2,357,484
    Scan Inter PCL..................................................................  3,602,500    411,467
    SEAFCO PCL......................................................................  1,652,720    427,213
    Sena Development PCL............................................................  2,087,233    238,398
    Siam Future Development PCL.....................................................  9,641,273  2,318,310
    Siam Wellness Group Pcl.........................................................  1,876,600    868,640
    Siamgas & Petrochemicals PCL....................................................  7,809,400  2,769,790
*   Singha Estate PCL............................................................... 25,643,800  2,404,829
    SNC Former PCL..................................................................    266,200    118,418
    Somboon Advance Technology PCL..................................................  2,147,337  1,452,212
    SPCG PCL........................................................................  3,178,900  1,987,410
    Sri Ayudhya Capital PCL.........................................................    328,200    382,259
*   Sri Trang Agro-Industry PCL.....................................................  7,950,308  2,676,389
    Sriracha Construction PCL.......................................................    881,900    397,610
    Srisawad Corp. PCL..............................................................  3,947,800  4,598,054
    Srisawad Finance PCL............................................................    206,495    176,889
    Srithai Superware PCL........................................................... 10,647,500    361,637

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
THAILAND -- (Continued)
    Srivichai Vejvivat PCL..........................................................     48,000 $     11,326
*   Stars Microelectronics Thailand PCL.............................................  2,352,400      166,867
*   STP & I PCL.....................................................................  7,866,864    1,026,215
*   Sub Sri Thai PCL................................................................    459,030       80,023
*   Supalai PCL.....................................................................  9,246,691    6,614,705
*   Super Energy Corp. PCL.......................................................... 92,352,300    2,026,365
    Susco PCL.......................................................................  1,295,200      130,805
    SVI PCL.........................................................................  8,482,500    1,055,532
*   Symphony Communication PCL......................................................    371,305       55,802
    Synergetic Auto Performance Co., Ltd............................................    696,500      136,076
    Synnex Thailand PCL.............................................................  2,333,500      953,880
    Syntec Construction PCL.........................................................  4,454,200      564,975
    Taokaenoi Food & Marketing PCL..................................................  3,846,680    1,803,673
    Tapaco PCL......................................................................  1,057,300      263,769
*   Tata Steel Thailand PCL......................................................... 26,758,900      587,135
    Thai Agro Energy PCL............................................................    378,870       23,914
*   Thai Airways International PCL..................................................  6,398,500    2,692,486
*   Thai Airways International PCL..................................................    141,400       59,501
    Thai Central Chemical PCL.......................................................    295,800      311,181
    Thai Metal Trade PCL............................................................  1,176,100      523,182
    Thai Nakarin Hospital PCL.......................................................    238,300      284,714
    Thai President Foods PCL........................................................      1,430        6,663
    Thai Rayon PCL..................................................................     38,400       54,247
    Thai Reinsurance PCL............................................................ 12,259,300      431,121
    Thai Solar Energy PCL...........................................................  4,570,095      417,586
    Thai Stanley Electric PCL.......................................................    206,600    1,689,065
    Thai Steel Cable PCL............................................................      3,400        1,283
    Thai Vegetable Oil PCL..........................................................  4,743,375    4,170,235
    Thai Wacoal PCL.................................................................     78,000      106,673
    Thai Wah PCL....................................................................  2,788,800      775,365
    Thaicom PCL.....................................................................  4,126,600    1,029,479
    Thaifoods Group PCL.............................................................  7,539,600      933,669
    Thai-German Ceramic Industry PCL................................................  3,970,400      398,591
    Thaire Life Assurance PCL.......................................................  2,618,800      645,451
    Thitikorn PCL...................................................................  1,622,400      565,670
    Thoresen Thai Agencies PCL......................................................  9,981,554    2,175,121
    Tipco Asphalt PCL...............................................................  4,065,200    1,808,385
    TIPCO Foods PCL.................................................................  2,066,682      621,185
    TPBI Public Co..................................................................     41,000       10,228
    TPC Power Holdings Co., Ltd.....................................................  1,620,900      472,580
    TPI Polene PCL.................................................................. 59,439,800    3,394,518
    TRC Construction PCL............................................................ 29,701,754      437,447
*   TTCL PCL........................................................................  1,474,000      358,864
*   TTCL PCL........................................................................  1,350,871      328,887
    TTW PCL......................................................................... 11,977,000    4,499,925
*   U City PCL...................................................................... 72,671,400       65,529
    Unique Engineering & Construction PCL...........................................  4,482,670    1,724,622
    United Paper PCL................................................................  3,175,300    1,107,108
*   United Power of Asia PCL........................................................    500,000        6,763
    Univanich Palm Oil PCL..........................................................  2,135,200      490,961
    Univentures PCL.................................................................  8,030,500    1,918,920
    Vanachai Group PCL..............................................................  5,178,959    1,253,099
    VGI Global Media PCL............................................................ 14,327,900    3,057,652
    Vibhavadi Medical Center PCL.................................................... 41,437,700    2,989,194
    Vinythai PCL....................................................................  3,053,934    2,203,018
    WHA Corp. PCL................................................................... 37,343,900    4,400,003
    WHA Utilities and Power PCL.....................................................    523,900       91,332
    Workpoint Entertainment PCL.....................................................  1,345,640    1,880,741
                                                                                                ------------
TOTAL THAILAND......................................................................             261,405,423
                                                                                                ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES    VALUE>>
                                                                                     ---------- ----------
TURKEY -- (1.3%)
#   Adana Cimento Sanayii TAS, Class A..............................................    597,080 $  702,356
#*  Afyon Cimento Sanayi TAS........................................................    706,817    834,393
#   Akcansa Cimento A.S.............................................................    513,496    915,197
#*  Akenerji Elektrik Uretim A.S....................................................  3,042,841    433,412
    Aksa Akrilik Kimya Sanayii A.S..................................................    775,850  1,844,118
#*  Aksa Enerji Uretim A.S..........................................................  1,445,457  1,252,316
    Aksigorta A.S...................................................................  1,014,433    743,951
#   Alarko Holding A.S..............................................................  1,054,314  1,067,876
#   Albaraka Turk Katilim Bankasi A.S...............................................  4,195,697  1,119,379
#   Alkim Alkali Kimya A.S..........................................................    151,615    632,593
    Anadolu Anonim Turk Sigorta Sirketi.............................................  2,052,847  1,768,265
    Anadolu Cam Sanayii A.S.........................................................  2,496,562  1,730,859
    Anadolu Hayat Emeklilik A.S.....................................................    910,105  1,207,423
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S....................................    150,053    312,108
    AvivaSA Emeklilik ve Hayat A.S., Class A........................................     70,983    193,693
#   Aygaz A.S.......................................................................    709,920  1,496,723
#*  Bagfas Bandirma Gubre Fabrikalari A.S...........................................    348,690    524,212
#*  Baticim Bati Anadolu Cimento Sanayii A.S........................................    814,991    592,901
#*  Bera Holding A.S................................................................  2,671,310  1,031,851
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S...............................  1,361,900    664,887
#*  Bizim Toptan Satis Magazalari A.S...............................................    410,191    542,324
#   Bolu Cimento Sanayii A.S........................................................    541,213    635,015
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...................................    574,604  1,108,510
#   Borusan Yatirim ve Pazarlama A.S................................................     30,008    249,228
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.....................................    312,961    486,483
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.................................    484,670    717,668
    Bursa Cimento Fabrikasi A.S.....................................................    289,855    317,511
#   Celebi Hava Servisi A.S.........................................................     63,837    522,921
    Cimsa Cimento Sanayi VE Ticaret A.S.............................................    607,996  1,230,904
#*  Deva Holding A.S................................................................    356,487    310,915
#*  Dogan Sirketler Grubu Holding A.S............................................... 12,033,147  2,447,931
#   Dogus Otomotiv Servis ve Ticaret A.S............................................    484,393    626,751
#   Eczacibasi Yatirim Holding Ortakligi A.S........................................    328,936    623,769
#   EGE Endustri VE Ticaret A.S.....................................................     14,939  1,063,590
    EGE Seramik Sanayi ve Ticaret A.S...............................................      7,748      5,060
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.......  1,804,200  1,307,532
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.....................................     51,663    836,143
#*  Fenerbahce Futbol A.S...........................................................     93,806    526,519
#*  Flap Kongre Toplanti Hizmetleri & Turism A.S....................................     30,189     35,247
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..............................  1,483,600    522,843
#*  Global Yatirim Holding A.S......................................................  2,646,926  1,747,114
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.............................     47,262    453,025
#   Goodyear Lastikleri TAS.........................................................    960,540    692,046
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S...................................  1,592,055    914,714
#*  GSD Holding AS..................................................................  3,446,040    504,491
#*  Gubre Fabrikalari TAS...........................................................  1,206,045    870,888
#   Hektas Ticaret TAS..............................................................    548,210  1,342,034
#*  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S...............................  1,773,128    541,717
#*  Ihlas Holding A.S...............................................................  8,173,996    682,900
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S..................    300,132    482,303
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S............................    678,189    766,522
#*  Is Finansal Kiralama A.S........................................................  1,172,215    578,346
    Is Yatirim Menkul Degerler A.S., Class A........................................  1,184,461    513,061
#*  Izmir Demir Celik Sanayi A.S....................................................  1,055,577    529,412
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A....................  2,124,050  1,400,515
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B....................  1,069,559    703,621
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D....................  7,346,389  6,552,582
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S..........................................  2,434,994    795,572
#   Kartonsan Karton Sanayi ve Ticaret A.S..........................................      9,278    534,854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES      VALUE>>
                                                                                     ---------- --------------
TURKEY -- (Continued)
#*  Kerevitas Gida Sanayi ve Ticaret A.S............................................    687,316 $      327,779
#   Konya Cimento Sanayii A.S.......................................................     13,263        511,835
#   Kordsa Teknik Tekstil A.S.......................................................    513,823        819,751
#*  Koza Altin Isletmeleri A.S......................................................    226,641      1,971,881
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...................................    831,604      1,061,295
*   Logo Yazilim Sanayi Ve Ticaret A.S..............................................    105,528        796,677
#   Mardin Cimento Sanayii ve Ticaret A.S...........................................    379,497        289,361
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.....................................  2,397,037        472,504
#*  Migros Ticaret A.S..............................................................    463,737      1,816,861
#*  NET Holding A.S.................................................................  2,565,316        907,608
#*  Netas Telekomunikasyon A.S......................................................    582,671      1,154,883
    Nuh Cimento Sanayi A.S..........................................................    435,429        794,750
#   Otokar Otomotiv Ve Savunma Sanayi A.S...........................................     83,957      1,268,534
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S...........................    499,000        314,275
#*  Parsan Makina Parcalari Sanayii A.S.............................................    126,184        380,827
#*  Pegasus Hava Tasimaciligi A.S...................................................    379,876      2,232,779
    Pinar Entegre Et ve Un Sanayi A.S...............................................     42,261         63,826
#   Pinar SUT Mamulleri Sanayii A.S.................................................    143,024        262,846
#   Polisan Holding A.S.............................................................    302,376        421,297
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..............................  1,472,408        964,076
#*  Sasa Polyester Sanayi A.S.......................................................    741,201      1,468,056
#*  Sekerbank TAS...................................................................  3,551,462        897,890
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S........................................  1,287,294        994,592
    Soda Sanayii A.S................................................................  3,254,164      4,230,084
#   Tat Gida Sanayi A.S.............................................................    766,213        642,641
#   TAV Havalimanlari Holding A.S...................................................    252,209      1,489,013
    Tekfen Holding A.S..............................................................  1,560,177      6,179,237
*   Teknosa Ic Ve Dis Ticaret A.S...................................................    238,336        237,710
    Trakya Cam Sanayii A.S..........................................................  4,820,984      4,312,634
#*  Tumosan Motor ve Traktor Sanayi A.S.............................................    569,872        643,279
#   Turcas Petrol A.S...............................................................  1,214,852        436,473
    Turk Traktor ve Ziraat Makineleri A.S...........................................    108,038      1,126,975
    Turkiye Sinai Kalkinma Bankasi A.S.............................................. 12,323,948      2,155,929
#*  Ulker Biskuvi Sanayi A.S........................................................    207,991        738,297
#*  Vestel Elektronik Sanayi ve Ticaret A.S.........................................    834,662      1,572,808
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.....................................  1,001,129        889,808
#*  Zorlu Enerji Elektrik Uretim A.S................................................  7,775,917      2,423,420
                                                                                                --------------
TOTAL TURKEY........................................................................               101,063,585
                                                                                                --------------
TOTAL COMMON STOCKS.................................................................             7,119,213,731
                                                                                                --------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA............................................................      7,992          4,216
    Alpargatas SA...................................................................  1,336,074      4,538,658
*   AZUL SA.........................................................................    383,686      2,466,721
    Banco ABC Brasil S.A............................................................    859,229      3,552,936
    Banco do Estado do Rio Grande do Sul SA, Class B................................  1,918,745      8,041,419
    Banco Pan SA....................................................................  1,866,640        850,439
*   Banco Pine SA...................................................................    116,514         85,369
    Centrais Eletricas Santa Catarina...............................................     79,700        626,422
    Cia de Gas de Sao Paulo, Class A................................................    260,165      4,135,413
    Cia de Saneamento do Parana.....................................................  2,234,701      4,941,789
    Cia de Transmissao de Energia Eletrica Paulista.................................    527,458      8,620,220
    Cia Energetica de Minas Gerais..................................................  7,982,865     17,504,324
    Cia Energetica de Sao Paulo, Class B............................................  1,958,700      9,085,596
    Cia Energetica do Ceara, Class A................................................    136,139      1,795,455
    Cia Ferro Ligas da Bahia--FERBASA...............................................    465,949      2,332,662
    Cia Paranaense de Energia.......................................................    907,800      4,958,277

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                       SHARES     VALUE>>
                                                                                     ---------- ------------
BRAZIL -- (Continued)
    Eucatex SA Industria e Comercio.................................................    160,378 $    135,881
*   Gol Linhas Aereas Inteligentes SA...............................................    455,048    1,674,317
    Grazziotin SA...................................................................      8,800       48,697
    Marcopolo SA....................................................................  5,317,353    5,383,514
    Randon SA Implementos e Participacoes...........................................  2,137,857    3,913,110
    Unipar Carbocloro SA............................................................    375,985    4,400,664
    Usinas Siderurgicas de Minas Gerais SA, Class A.................................  4,124,699    9,747,710
                                                                                                ------------
TOTAL BRAZIL........................................................................              98,843,809
                                                                                                ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA, Class B...................................................    666,620    1,688,122
                                                                                                ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA.............................................................  3,056,704    2,538,000
    Banco Davivienda SA.............................................................     62,416      770,888
    Grupo Argos SA..................................................................      3,405       20,497
                                                                                                ------------
TOTAL COLOMBIA......................................................................               3,329,385
                                                                                                ------------
TOTAL PREFERRED STOCKS..............................................................             103,861,316
                                                                                                ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Movida Participacoes SA Rights 08/11/18.........................................     67,469        5,932
                                                                                                ------------
HONG KONG -- (0.0%)
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd. Rights 08/28/18........  1,062,720        6,770
                                                                                                ------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20............................. 15,202,733      377,433
                                                                                                ------------
MALAYSIA -- (0.0%)
*   Berjaya Assets Bhd Warrants 06/09/23............................................    942,379       19,706
*   Datasonic Group Bhd Warrants 07/05/23...........................................  1,732,050       76,696
*   Mitrajaya Holdings Bhd Warrants 04/17/23........................................    191,970        7,084
*   Power Root Bhd Warrants 12/31/23................................................     37,900        4,848
*   Protasco Bhd Warrants 04/25/23..................................................    139,238        4,110
*   Salcon Bhd Warrants 07/09/25....................................................  1,729,366       44,670
*   Scomi Group Bhd Warrants 02/18/23...............................................    512,350        6,302
#*  Vivocom International Holdings Bhd Rights 08/14/18..............................  4,667,133       11,481
                                                                                                ------------
TOTAL MALAYSIA......................................................................                 174,897
                                                                                                ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15.........................................................    846,548            0
                                                                                                ------------
SOUTH KOREA -- (0.0%)
*   Jcontentree Corp. Rights 09/07/18...............................................     77,697       33,339
*   Kyungchang Industrial Co., Ltd. Rights 08/31/18.................................     10,444        4,668
                                                                                                ------------
TOTAL SOUTH KOREA...................................................................                  38,007
                                                                                                ------------
TAIWAN -- (0.0%)
*   Anderson Industrial Corp. Rights 8/17/18........................................     88,417        3,321
*   Cayman Engley Industrial Co., Ltd. Rights 7/25/18...............................     16,102        7,363
*   Taiwan Chinsan Eletronic Industrial Co., Ltd. Rights 08/03/18...................     22,938        1,274
                                                                                                ------------
TOTAL TAIWAN........................................................................                  11,958
                                                                                                ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         SHARES      VALUE>>
                                                                                       ---------- --------------
THAILAND -- (0.0%)
*     Country Group Development PCL Warrants 06/26/21.................................  5,194,540 $       32,788
*     Dynasty Ceramic PCL Warrants 05/07/21...........................................  3,085,832         63,071
*     MASTER AD PCL FOREIGN FOREIGN EXP 24AUG18.......................................    875,440              0
*     Millcon Steel PCL Warrants 07/10/20.............................................    354,027          2,234
*     Padaeng Industry PCL Warrants 05/14/21..........................................          1              0
*     Samart Corp. Warrants 05/17/21..................................................    998,900          9,608
*     TTCL PCL Warrants 06/28/21......................................................    294,800          9,038
*     TTCL Public Co., Ltd. Warrants 05/10/19.........................................    270,174              0
                                                                                                  --------------
TOTAL THAILAND........................................................................                   116,739
                                                                                                  --------------
TOTAL RIGHTS/WARRANTS.................................................................                   731,736
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................................................             7,223,806,783
                                                                                                  --------------

                                                                                                     VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  DFA Short Term Investment Fund.................................................. 32,779,416    379,290,620
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,030,538,779)^^.............................................................            $7,603,097,403
                                                                                                  ==============

At July 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                  NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                       --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.........    112     09/21/18  $15,823,204 $15,775,760  $   (47,444)
Mini MSCI Emerging Markets Index.    650     09/21/18   36,923,633  35,629,750   (1,293,883)
                                                       ----------- -----------  -----------
TOTAL FUTURES CONTRACTS..........                      $52,746,837 $51,405,510  $(1,341,327)
                                                       =========== ===========  ===========

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Brazil............................... $477,563,219             --   --    $  477,563,219
   Chile................................  118,380,539             --   --       118,380,539
   China................................   62,987,850 $1,162,383,882   --     1,225,371,732
   Colombia.............................   20,764,791             --   --        20,764,791
   Greece...............................           --     26,357,497   --        26,357,497
   Hong Kong............................           --        313,905   --           313,905
   Hungary..............................           --      6,727,290   --         6,727,290
   India................................      840,340    997,831,241   --       998,671,581
   Indonesia............................      399,564    209,459,575   --       209,859,139
   Malaysia.............................           --    260,907,475   --       260,907,475
   Mexico...............................  208,953,833         18,841   --       208,972,674
   Philippines..........................           --     86,291,495   --        86,291,495
   Poland...............................           --     89,191,687   --        89,191,687
   South Africa.........................   11,505,125    471,219,405   --       482,724,530
   South Korea..........................    1,148,902  1,221,175,977   --     1,222,324,879
   Taiwan...............................       88,063  1,322,234,227   --     1,322,322,290
   Thailand.............................  260,692,119        713,304   --       261,405,423
   Turkey...............................           --    101,063,585   --       101,063,585

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Preferred Stocks
   Brazil..................... $   98,843,809              --    --   $   98,843,809
   Chile......................      1,688,122              --    --        1,688,122
   Colombia...................      3,329,385              --    --        3,329,385
Rights/Warrants...............
   Brazil.....................             --  $        5,932    --            5,932
   Hong Kong..................             --           6,770    --            6,770
   Indonesia..................             --         377,433    --          377,433
   Malaysia...................             --         174,897    --          174,897
   South Korea................             --          38,007    --           38,007
   Taiwan.....................             --          11,958    --           11,958
   Thailand...................             --         116,739    --          116,739
Securities Lending Collateral.             --     379,290,620    --      379,290,620
Futures Contracts**...........     (1,341,327)             --    --       (1,341,327)
                               --------------  --------------  ----   --------------
TOTAL......................... $1,265,844,334  $6,335,911,742    --   $7,601,756,076
                               ==============  ==============  ====   ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2018

                                  (UNAUDITED)

                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
COMMON STOCKS -- (98.0%)
CONSUMER DISCRETIONARY -- (11.8%)
*   1-800-Flowers.com, Inc., Class A................................................    44,330 $    642,785
    Aaron's, Inc....................................................................    60,930    2,638,878
    Acushnet Holdings Corp..........................................................     2,067       49,959
#   Adient P.L.C....................................................................    22,979    1,094,490
#*  Adtalem Global Education, Inc...................................................    50,557    2,757,884
#*  American Axle & Manufacturing Holdings, Inc.....................................    70,013    1,170,617
    American Eagle Outfitters, Inc..................................................   116,305    2,928,560
#*  Ascena Retail Group, Inc........................................................     6,576       24,200
#*  Ascent Capital Group, Inc., Class A.............................................     8,350       24,048
#   Autoliv, Inc....................................................................     9,404      963,534
#*  AutoNation, Inc.................................................................    14,695      713,148
#*  AV Homes, Inc...................................................................     3,852       83,011
*   Ballantyne Strong, Inc..........................................................     9,030       48,762
*   Barnes & Noble Education, Inc...................................................     7,710       43,330
#   Barnes & Noble, Inc.............................................................    55,600      339,160
    Bassett Furniture Industries, Inc...............................................     2,900       72,500
    Beasley Broadcast Group, Inc., Class A..........................................     9,471       61,088
*   Beazer Homes USA, Inc...........................................................     4,326       55,416
#   Bed Bath & Beyond, Inc..........................................................    25,907      485,238
#*  Belmond, Ltd., Class A..........................................................    90,698    1,020,353
    Best Buy Co., Inc...............................................................    17,763    1,332,758
#   Big 5 Sporting Goods Corp.......................................................    16,901      109,011
*   Biglari Holdings, Inc., Class B.................................................         8        1,515
    BJ's Restaurants, Inc...........................................................    16,658    1,053,619
*   Bridgepoint Education, Inc......................................................     1,999       26,207
*   Build-A-Bear Workshop, Inc......................................................    25,874      209,579
    Caleres, Inc....................................................................    74,697    2,501,603
    Callaway Golf Co................................................................    74,643    1,436,131
*   Cambium Learning Group, Inc.....................................................    37,733      447,513
    Canterbury Park Holding Corp....................................................     2,755       41,463
    Carnival Corp...................................................................   489,649   29,006,807
#   Carriage Services, Inc..........................................................    20,916      522,691
*   Carrols Restaurant Group, Inc...................................................       700       10,150
*   Cavco Industries, Inc...........................................................     7,600    1,614,620
#   CBS Corp., Class A..............................................................    14,832      808,344
*   Century Communities, Inc........................................................     1,809       55,175
*   Charter Communications, Inc., Class A...........................................   339,394  103,372,625
#   Churchill Downs, Inc............................................................     7,682    2,196,668
*   Chuy's Holdings, Inc............................................................     4,500      142,425
#   Cinemark Holdings, Inc..........................................................    25,895      930,148
    Citi Trends, Inc................................................................     3,415       97,020
    Columbia Sportswear Co..........................................................     8,634      750,985
    Comcast Corp., Class A.......................................................... 7,135,970  255,325,007
#*  Conn's, Inc.....................................................................    25,450      862,755
#   Cooper Tire & Rubber Co.........................................................    12,345      352,450
*   Cooper-Standard Holdings, Inc...................................................    18,702    2,521,030
#   Core-Mark Holding Co., Inc......................................................    96,236    2,326,986
    CSS Industries, Inc.............................................................    10,465      166,917
    Culp, Inc.......................................................................    10,036      248,893
*   Deckers Outdoor Corp............................................................    22,626    2,552,892
*   Delta Apparel, Inc..............................................................     7,532      124,579
#   Dick's Sporting Goods, Inc......................................................    29,300    1,000,302
#   Dillard's, Inc., Class A........................................................   120,300    9,656,481
*   Discovery, Inc., Class C........................................................     3,762       92,357

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE+
                                                                                     --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Discovery, Inc., Class B........................................................     3,762 $   120,478
*   Dixie Group, Inc. (The).........................................................    11,800      23,600
#*  Dorman Products, Inc............................................................     9,311     695,345
    DR Horton, Inc..................................................................   208,125   9,095,063
    DSW, Inc., Class A..............................................................    14,700     403,368
#   Educational Development Corp....................................................     1,679      33,496
#*  Eldorado Resorts, Inc...........................................................    18,512     793,239
    Escalade, Inc...................................................................       277       3,712
#   EW Scripps Co. (The), Class A...................................................    81,265   1,064,572
    Extended Stay America, Inc......................................................    40,828     869,228
#   Flanigan's Enterprises, Inc.....................................................       865      24,999
    Flexsteel Industries, Inc.......................................................     2,068      74,096
    Foot Locker, Inc................................................................    63,971   3,122,425
    Ford Motor Co................................................................... 2,868,969  28,804,449
#   Fred's, Inc., Class A...........................................................    32,745      71,384
#   GameStop Corp., Class A.........................................................   104,752   1,509,476
    Gaming Partners International Corp..............................................       500       4,115
#   Gannett Co., Inc................................................................    59,819     632,287
#*  GCI Liberty, Inc., Class A......................................................   123,145   5,924,506
*   GCI Liberty, Inc., Class B......................................................     1,686      82,856
    General Motors Co............................................................... 1,095,598  41,534,120
#*  Genesco, Inc....................................................................     6,456     262,759
    Gentex Corp.....................................................................   100,072   2,321,670
#*  Gentherm, Inc...................................................................    37,081   1,679,769
*   G-III Apparel Group, Ltd........................................................    31,225   1,426,983
    Goodyear Tire & Rubber Co. (The)................................................   109,366   2,647,751
    Graham Holdings Co., Class B....................................................     5,780   3,231,020
#*  Gray Television, Inc............................................................    54,374     840,078
*   Green Brick Partners, Inc.......................................................     2,594      25,162
#   Group 1 Automotive, Inc.........................................................    57,936   4,054,941
#   Guess?, Inc.....................................................................    59,800   1,355,068
    Hamilton Beach Brands Holding Co., Class A......................................    11,699     297,155
#   Haverty Furniture Cos., Inc.....................................................    33,479     662,884
#*  Helen of Troy, Ltd..............................................................    61,653   7,062,351
*   Hemisphere Media Group, Inc.....................................................     1,977      23,724
    Hooker Furniture Corp...........................................................    14,814     667,371
    Hyatt Hotels Corp., Class A.....................................................    14,601   1,142,236
    ILG, Inc........................................................................       900      30,897
#*  IMAX Corp.......................................................................     1,100      24,310
#   International Speedway Corp., Class A...........................................    24,844   1,075,745
*   J Alexander's Holdings, Inc.....................................................     2,666      28,526
#*  JC Penney Co., Inc..............................................................    85,215     208,777
    John Wiley & Sons, Inc., Class A................................................    25,400   1,604,010
    Johnson Outdoors, Inc., Class A.................................................    15,588   1,263,719
    KB Home.........................................................................    30,800     731,500
    Kohl's Corp.....................................................................    14,353   1,060,256
#*  Lakeland Industries, Inc........................................................     9,887     133,475
#*  Lands' End, Inc.................................................................    16,864     408,952
    La-Z-Boy, Inc...................................................................    56,332   1,718,126
    Lennar Corp., Class A...........................................................   224,100  11,713,707
    Lennar Corp., Class B...........................................................    12,506     540,259
#*  Liberty Broadband Corp., Class C................................................    67,601   5,372,251
*   Liberty Broadband Corp..........................................................     1,905     144,542
#*  Liberty Broadband Corp., Class A................................................    24,095   1,911,697
*   Liberty Expedia Holdings, Inc., Class A.........................................    80,904   3,897,146
*   Liberty Expedia Holdings, Inc., Class B.........................................     3,457     169,600
#*  Liberty Media Corp.-Liberty Braves, Class C.....................................    16,901     435,539
#*  Liberty Media Corp.-Liberty Braves, Class A.....................................     7,613     195,654
*   Liberty Media Corp.-Liberty Braves, Class B.....................................       762      20,917

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES    VALUE+
                                                                                     ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
#*  Liberty Media Corp.-Liberty Formula One, Class C................................  44,409 $ 1,565,417
#*  Liberty Media Corp.-Liberty Formula One, Class A................................  17,043     571,111
*   Liberty Media Corp.-Liberty SiriusXM, Class C................................... 208,010   9,824,312
*   Liberty Media Corp.-Liberty SiriusXM, Class A...................................  96,383   4,543,495
*   Liberty Media Corp.-Liberty SiriusXM, Class B...................................   7,622     364,636
*   Liberty TripAdvisor Holdings, Inc., Class A.....................................  76,802   1,278,753
*   Liberty TripAdvisor Holdings, Inc., Class B.....................................   3,570      62,386
    Lifetime Brands, Inc............................................................  16,431     199,637
#   Lions Gate Entertainment Corp., Class A.........................................   9,332     222,568
    Lions Gate Entertainment Corp., Class B.........................................       1          23
#   Lithia Motors, Inc., Class A....................................................  34,933   3,110,784
*   Luby's, Inc.....................................................................   1,284       3,146
*   M/I Homes, Inc..................................................................  37,930     980,870
*   Madison Square Garden Co. (The), Class A........................................  13,052   4,074,573
    Marcus Corp. (The)..............................................................  18,899     728,556
#*  MarineMax, Inc..................................................................  29,164     546,825
#   Marriott Vacations Worldwide Corp...............................................  20,331   2,421,625
#   Meredith Corp...................................................................  41,376   2,199,134
*   Meritage Homes Corp.............................................................  28,156   1,214,931
    MGM Resorts International....................................................... 227,871   7,148,313
*   Modine Manufacturing Co.........................................................  14,650     255,643
*   Mohawk Industries, Inc..........................................................  98,740  18,598,666
*   Monarch Casino & Resort, Inc....................................................   1,103      52,580
#   Monro, Inc......................................................................   3,100     209,095
#*  Motorcar Parts of America, Inc..................................................  14,638     316,181
    Movado Group, Inc...............................................................  21,998   1,095,500
#*  MSG Networks, Inc., Class A.....................................................  29,558     696,091
#*  Murphy USA, Inc.................................................................  31,378   2,486,393
*   Nautilus, Inc...................................................................   3,900      55,575
#*  New York & Co., Inc.............................................................   8,600      42,140
#   Newell Brands, Inc.............................................................. 209,562   5,488,429
    News Corp., Class A............................................................. 402,247   6,061,862
    News Corp., Class B.............................................................  99,903   1,528,516
#   Nexstar Media Group, Inc., Class A..............................................  33,826   2,518,346
#   Office Depot, Inc............................................................... 204,426     513,109
*   Overstock.com, Inc..............................................................  19,344     689,614
    Oxford Industries, Inc..........................................................   5,100     469,812
#   Penske Automotive Group, Inc....................................................  43,845   2,288,709
*   Perry Ellis International, Inc..................................................  15,092     423,180
    PulteGroup, Inc................................................................. 143,221   4,080,366
    PVH Corp........................................................................  31,964   4,907,113
#*  Qurate Retail Group, Inc. QVC Group, Class B....................................  35,706     761,073
*   Qurate Retail, Inc.............................................................. 815,470  17,361,356
    RCI Hospitality Holdings, Inc...................................................  12,026     390,003
#*  Red Robin Gourmet Burgers, Inc..................................................  31,175   1,474,578
#*  Regis Corp......................................................................  41,660     727,384
    Rocky Brands, Inc...............................................................   8,729     225,645
    Royal Caribbean Cruises, Ltd.................................................... 322,500  36,365,100
    Saga Communications, Inc., Class A..............................................   8,693     329,030
    Salem Media Group, Inc..........................................................  10,922      54,064
    Scholastic Corp.................................................................  31,200   1,302,912
*   Shiloh Industries, Inc..........................................................  15,461     127,553
#   Shoe Carnival, Inc..............................................................  32,650   1,024,231
#   Signet Jewelers, Ltd............................................................  37,100   2,142,154
    Sinclair Broadcast Group, Inc., Class A.........................................  13,110     338,238
*   Skechers U.S.A., Inc., Class A..................................................  17,434     483,270
#   Sonic Automotive, Inc., Class A.................................................  17,000     345,950
    Speedway Motorsports, Inc.......................................................  14,935     263,603
#   Standard Motor Products, Inc....................................................  37,342   1,820,049

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
*   Stoneridge, Inc.................................................................    19,361 $    658,274
#   Strattec Security Corp..........................................................     5,224      172,392
    Superior Group of Cos, Inc......................................................    17,956      376,358
#   Superior Industries International, Inc..........................................    23,275      427,096
*   Tandy Leather Factory, Inc......................................................     9,974       77,797
    Target Corp.....................................................................   277,933   22,423,634
*   Taylor Morrison Home Corp., Class A.............................................    28,743      561,351
#   TEGNA, Inc......................................................................   159,839    1,763,024
    Tenneco, Inc....................................................................     1,425       65,693
    Thor Industries, Inc............................................................       961       91,151
    Tile Shop Holdings, Inc.........................................................     6,700       55,610
    Toll Brothers, Inc..............................................................   179,799    6,339,713
*   TopBuild Corp...................................................................       300       22,284
    Tower International, Inc........................................................     5,500      177,650
#*  Tuesday Morning Corp............................................................    60,500      175,450
    Twenty-First Century Fox, Inc., Class A.........................................   987,646   44,444,070
    Twenty-First Century Fox, Inc., Class B.........................................   429,924   19,097,224
*   Unifi, Inc......................................................................    41,401    1,249,068
#*  Universal Electronics, Inc......................................................     3,206      112,050
*   Urban Outfitters, Inc...........................................................    18,300      812,520
#*  Veoneer, Inc....................................................................     9,404      491,829
*   Vista Outdoor, Inc..............................................................    60,950      989,828
    Walt Disney Co. (The)...........................................................    26,220    2,977,543
#   Whirlpool Corp..................................................................    30,049    3,939,424
#*  William Lyon Homes, Class A.....................................................    23,600      515,188
    Wolverine World Wide, Inc.......................................................    20,700      732,366
*   ZAGG, Inc.......................................................................     3,900       58,110
                                                                                               ------------
TOTAL CONSUMER DISCRETIONARY........................................................            860,572,913
                                                                                               ------------
CONSUMER STAPLES -- (5.4%)
    Alico, Inc......................................................................       960       30,720
*   Alliance One International, Inc.................................................     3,508       57,531
    Andersons, Inc. (The)...........................................................    23,960      844,590
    Archer-Daniels-Midland Co.......................................................   813,476   39,258,352
    Bunge, Ltd......................................................................   116,968    8,085,998
#   Casey's General Stores, Inc.....................................................    14,000    1,531,320
*   CCA Industries, Inc.............................................................     8,323       22,888
#*  Central Garden & Pet Co.........................................................    25,184    1,087,193
*   Central Garden & Pet Co., Class A...............................................    48,121    1,930,615
    Constellation Brands, Inc., Class B.............................................    12,615    2,498,401
*   Craft Brew Alliance, Inc........................................................     9,754      193,129
*   Darling Ingredients, Inc........................................................    87,700    1,761,893
#   Flowers Foods, Inc..............................................................    61,300    1,250,520
    Fresh Del Monte Produce, Inc....................................................    39,437    1,431,563
#*  Hain Celestial Group, Inc. (The)................................................    87,292    2,482,584
#   Ingles Markets, Inc., Class A...................................................    11,437      340,251
    Ingredion, Inc..................................................................    62,117    6,292,452
#   JM Smucker Co. (The)............................................................   108,204   12,023,628
    John B. Sanfilippo & Son, Inc...................................................    10,428      801,600
#   Kraft Heinz Co. (The)...........................................................   180,916   10,900,189
*   Landec Corp.....................................................................    37,056      518,784
    Molson Coors Brewing Co., Class A...............................................     1,908      127,836
    Molson Coors Brewing Co., Class B...............................................   186,550   12,498,850
    Mondelez International, Inc., Class A........................................... 2,081,099   90,278,075
*   Nature's Sunshine Products, Inc.................................................     1,029        8,129
    Oil-Dri Corp. of America........................................................     5,047      213,791
*   Pilgrim's Pride Corp............................................................     7,300      130,086
#*  Post Holdings, Inc..............................................................    66,772    5,779,784
#   Sanderson Farms, Inc............................................................    17,700    1,784,691

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CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
CONSUMER STAPLES -- (Continued)
    Seaboard Corp...................................................................     1,812 $  6,592,056
*   Seneca Foods Corp., Class A.....................................................     6,301      169,812
*   Seneca Foods Corp., Class B.....................................................       300        8,453
    SpartanNash Co..................................................................    32,983      790,273
    Tyson Foods, Inc., Class A......................................................   405,030   23,349,980
#*  United Natural Foods, Inc.......................................................    44,400    1,429,680
    Universal Corp..................................................................    22,290    1,540,239
    Walgreens Boots Alliance, Inc...................................................   702,679   47,515,154
    Walmart, Inc.................................................................... 1,266,497  113,009,527
#   Weis Markets, Inc...............................................................    11,602      593,210
                                                                                               ------------
TOTAL CONSUMER STAPLES..............................................................            399,163,827
                                                                                               ------------
ENERGY -- (13.8%)
    Adams Resources & Energy, Inc...................................................     6,004      240,160
    Anadarko Petroleum Corp.........................................................   258,932   18,940,876
    Andeavor........................................................................   185,538   27,841,832
#*  Antero Resources Corp...........................................................    36,982      759,610
#   Apache Corp.....................................................................    15,708      722,568
    Arch Coal, Inc., Class A........................................................     6,258      529,364
    Archrock, Inc...................................................................    69,200      944,580
    Baker Hughes a GE Co............................................................     4,305      148,867
#   Bristow Group, Inc..............................................................    32,315      451,764
#*  Callon Petroleum Co.............................................................   107,911    1,161,122
#*  Centennial Resource Development, Inc., Class A..................................       900       16,164
    Chevron Corp.................................................................... 1,121,044  141,554,226
*   Cloud Peak Energy, Inc..........................................................    37,515       97,914
*   CNX Resources Corp..............................................................    79,041    1,286,787
#*  Concho Resources, Inc...........................................................    40,987    5,977,954
    ConocoPhillips.................................................................. 1,489,306  107,483,214
*   Dawson Geophysical Co...........................................................        11           86
#   Delek US Holdings, Inc..........................................................    69,731    3,718,057
*   Denbury Resources, Inc..........................................................   185,600      837,056
    Devon Energy Corp...............................................................    60,406    2,718,874
#*  Dorian LPG, Ltd.................................................................     3,567       30,319
#   Ensco P.L.C., Class A...........................................................   267,169    1,985,066
    EOG Resources, Inc..............................................................     8,874    1,144,214
*   Era Group, Inc..................................................................    24,458      345,592
*   Exterran Corp...................................................................    34,600      959,112
    Exxon Mobil Corp................................................................ 2,862,916  233,356,283
#   Green Plains, Inc...............................................................    41,234      684,484
    Gulf Island Fabrication, Inc....................................................    13,009      117,731
#*  Gulfport Energy Corp............................................................    44,661      514,048
#*  Helix Energy Solutions Group, Inc...............................................   103,010    1,031,130
#   Helmerich & Payne, Inc..........................................................    95,808    5,877,821
#   Hess Corp.......................................................................   165,152   10,838,926
    HollyFrontier Corp..............................................................    32,210    2,402,222
#*  Hornbeck Offshore Services, Inc.................................................     6,900       32,844
#*  International Seaways, Inc......................................................        12          261
    Kinder Morgan, Inc.............................................................. 1,124,143   19,987,263
#*  Kosmos Energy, Ltd..............................................................    26,900      203,902
#*  Laredo Petroleum, Inc...........................................................    36,900      343,908
    Marathon Oil Corp...............................................................   467,019    9,863,441
    Marathon Petroleum Corp.........................................................   903,936   73,065,147
#*  Matador Resources Co............................................................    19,500      653,250
*   Matrix Service Co...............................................................    17,023      339,609
#*  McDermott International, Inc....................................................    12,000      216,120
#   Murphy Oil Corp.................................................................   138,291    4,599,559
    Nabors Industries, Ltd..........................................................   372,511    2,227,616
    NACCO Industries, Inc., Class A.................................................     6,832      225,456

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CONTINUED


                                                                                     SHARES      VALUE+
                                                                                     ------- --------------
ENERGY -- (Continued)
#   National Oilwell Varco, Inc..................................................... 213,118 $   10,361,797
*   Natural Gas Services Group, Inc.................................................  15,026        332,075
*   Newfield Exploration Co.........................................................   5,300        152,216
*   Newpark Resources, Inc..........................................................  85,815        948,256
#   Noble Energy, Inc............................................................... 133,794      4,828,625
#*  Oasis Petroleum, Inc............................................................ 181,570      2,218,785
    Occidental Petroleum Corp....................................................... 484,588     40,671,471
#   Oceaneering International, Inc..................................................  55,426      1,516,455
*   Parker Drilling Co..............................................................   5,590         25,712
#   Patterson-UTI Energy, Inc....................................................... 161,225      2,773,070
    PBF Energy, Inc., Class A....................................................... 115,300      5,384,510
#*  PDC Energy, Inc.................................................................  45,458      2,862,945
    Peabody Energy Corp.............................................................  88,700      3,768,863
*   PHI, Inc. Non-Voting............................................................  13,870        115,260
    Phillips 66..................................................................... 775,455     95,644,620
*   Pioneer Energy Services Corp....................................................  74,262        245,065
    Pioneer Natural Resources Co....................................................  88,400     16,731,468
*   QEP Resources, Inc..............................................................  96,641      1,004,100
    Range Resources Corp............................................................ 161,740      2,495,648
#*  REX American Resources Corp.....................................................   4,050        311,850
#*  Rowan Cos. P.L.C., Class A...................................................... 118,378      1,714,113
    Schlumberger, Ltd............................................................... 577,687     39,005,426
*   SEACOR Holdings, Inc............................................................  16,104        849,808
#*  SEACOR Marine Holdings, Inc.....................................................  12,678        320,753
#   SemGroup Corp., Class A.........................................................  18,242        458,786
#   Ship Finance International, Ltd.................................................  12,481        181,599
#   SM Energy Co....................................................................  56,538      1,555,360
#*  SRC Energy, Inc................................................................. 240,667      2,724,350
*   Superior Energy Services, Inc...................................................   4,232         41,643
*   TETRA Technologies, Inc.........................................................  25,600        110,336
#*  Transocean, Ltd................................................................. 174,223      2,242,250
#*  Unit Corp.......................................................................  52,140      1,298,286
#   US Silica Holdings, Inc.........................................................  40,824      1,100,615
    Valero Energy Corp.............................................................. 605,899     71,708,147
*   Whiting Petroleum Corp..........................................................  45,107      2,239,563
    Williams Cos., Inc. (The)....................................................... 216,857      6,451,496
    World Fuel Services Corp........................................................   5,865        163,223
                                                                                             --------------
TOTAL ENERGY........................................................................          1,011,034,944
                                                                                             --------------
FINANCIALS -- (23.1%)
#   1st Constitution Bancorp........................................................     995         22,139
#   1st Source Corp.................................................................  45,305      2,562,451
    Aflac, Inc...................................................................... 428,750     19,954,025
    Alleghany Corp..................................................................   3,115      1,960,176
    Allstate Corp. (The)............................................................ 169,260     16,100,011
    American Equity Investment Life Holding Co......................................  88,700      3,169,251
    American Financial Group, Inc................................................... 168,865     19,029,397
    American International Group, Inc............................................... 665,461     36,740,102
    American National Insurance Co..................................................  23,302      3,005,725
    AmeriServ Financial, Inc........................................................  30,968        134,711
*   Arch Capital Group, Ltd.........................................................   9,282        283,658
    Argo Group International Holdings, Ltd..........................................  59,381      3,714,282
    Aspen Insurance Holdings, Ltd................................................... 102,623      4,151,100
    Associated Banc-Corp............................................................ 120,642      3,257,334
    Assurant, Inc...................................................................  65,820      7,259,946
    Assured Guaranty, Ltd........................................................... 122,989      4,786,732
    Asta Funding, Inc...............................................................     885          2,744
*   Atlanticus Holdings Corp........................................................  12,567         28,904
    Axis Capital Holdings, Ltd......................................................  41,810      2,364,774

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
FINANCIALS -- (Continued)
    Banc of California, Inc.........................................................     2,500 $     50,000
*   Bancorp, Inc. (The).............................................................       459        4,457
    BancorpSouth Bank...............................................................       600       19,740
    Bank of America Corp............................................................ 5,929,137  183,091,751
    Bank of New York Mellon Corp. (The).............................................   750,997   40,155,810
    Bank OZK........................................................................     2,180       89,162
    BankFinancial Corp..............................................................    18,849      315,532
    BankUnited, Inc.................................................................    18,295      710,944
    Banner Corp.....................................................................     1,628      102,515
    Bar Harbor Bankshares...........................................................     2,733       79,175
    BB&T Corp.......................................................................   249,646   12,684,513
    BCB Bancorp, Inc................................................................     1,059       15,779
    Berkshire Hills Bancorp, Inc....................................................    30,747    1,248,328
*   Blucora, Inc....................................................................    57,127    1,985,163
    Blue Hills Bancorp, Inc.........................................................     1,469       32,171
*   Brighthouse Financial, Inc......................................................    63,254    2,747,121
*   Cannae Holdings, Inc............................................................    15,438      281,743
    Capital City Bank Group, Inc....................................................    14,283      345,934
    Capital One Financial Corp......................................................   372,872   35,169,287
    Capitol Federal Financial, Inc..................................................     9,250      120,897
    Carolina Financial Corp.........................................................     1,153       48,138
    Cathay General Bancorp..........................................................    17,730      737,391
    Century Bancorp, Inc., Class A..................................................       495       38,288
    Chemical Financial Corp.........................................................    41,900    2,379,920
    Chubb, Ltd......................................................................   159,855   22,334,941
    Cincinnati Financial Corp.......................................................    12,284      929,039
    CIT Group, Inc..................................................................    73,345    3,882,151
    Citigroup, Inc.................................................................. 1,870,326  134,457,736
    Citizens Community Bancorp, Inc.................................................    10,355      144,970
    CME Group, Inc..................................................................    77,028   12,256,695
    CNA Financial Corp..............................................................   199,398    9,327,838
    CNO Financial Group, Inc........................................................   301,264    6,130,722
    Codorus Valley Bancorp, Inc.....................................................       151        4,716
    Columbia Banking System, Inc....................................................    18,400      753,112
    Community West Bancshares.......................................................       400        4,820
*   Consumer Portfolio Services, Inc................................................    26,500       88,775
#*  Cowen, Inc......................................................................     3,989       62,627
#*  Customers Bancorp, Inc..........................................................     2,290       58,326
    Donegal Group, Inc., Class A....................................................    12,386      180,959
*   E*TRADE Financial Corp..........................................................    86,881    5,196,353
    EMC Insurance Group, Inc........................................................    23,450      627,756
*   Enstar Group, Ltd...............................................................     1,400      302,680
    Enterprise Financial Services Corp..............................................       436       24,525
    ESSA Bancorp, Inc...............................................................     8,217      129,007
    Evans Bancorp, Inc..............................................................     1,681       78,755
    Everest Re Group, Ltd...........................................................    34,913    7,623,254
    Farmers Capital Bank Corp.......................................................       302       17,003
    FBL Financial Group, Inc., Class A..............................................    24,660    2,014,722
    Federal Agricultural Mortgage Corp., Class A....................................       177       15,073
    Federal Agricultural Mortgage Corp., Class C....................................     9,200      867,468
    FedNat Holding Co...............................................................    13,665      318,394
    Fidelity Southern Corp..........................................................     7,213      172,607
    Fifth Third Bancorp.............................................................   173,516    5,134,338
    Financial Institutions, Inc.....................................................       296        9,383
*   First Acceptance Corp...........................................................    27,347       30,629
    First American Financial Corp...................................................    61,982    3,470,992
    First Bancorp...................................................................    16,138      668,436
*   First BanCorp...................................................................     9,225       75,830
    First Business Financial Services, Inc..........................................       964       22,905

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
FINANCIALS -- (Continued)
    First Citizens BancShares, Inc., Class A........................................     8,627 $  3,509,636
#   First Commonwealth Financial Corp...............................................    30,547      515,328
    First Community Bancshares, Inc.................................................       183        5,953
    First Defiance Financial Corp...................................................    21,760      699,802
    First Financial Bancorp.........................................................    72,337    2,195,428
    First Financial Northwest, Inc..................................................    25,371      448,052
    First Hawaiian, Inc.............................................................     1,200       33,912
    First Horizon National Corp.....................................................   118,936    2,127,765
    First Interstate BancSystem, Inc., Class A......................................     2,348      101,316
    First Merchants Corp............................................................    36,312    1,713,926
    First Midwest Bancorp, Inc......................................................    58,937    1,571,850
    First United Corp...............................................................       602       11,257
#   FNB Corp........................................................................   154,117    1,977,321
    Fulton Financial Corp...........................................................    29,400      510,090
*   Genworth Financial, Inc., Class A...............................................    34,964      160,834
    Global Indemnity, Ltd...........................................................     8,282      337,491
    Goldman Sachs Group, Inc. (The).................................................   209,155   49,659,672
    Great Southern Bancorp, Inc.....................................................     1,616       95,425
    Great Western Bancorp, Inc......................................................     8,161      341,538
    Guaranty Federal Bancshares, Inc................................................     1,684       41,932
*   Hallmark Financial Services, Inc................................................    16,734      176,711
    Hancock Whitney Corp............................................................    61,600    3,095,400
    Hanmi Financial Corp............................................................     2,021       50,626
    Hanover Insurance Group, Inc. (The).............................................    88,829   11,140,933
    Hartford Financial Services Group, Inc. (The)...................................   245,844   12,955,979
    Heartland Financial USA, Inc....................................................       465       27,319
    Hilltop Holdings, Inc...........................................................    26,171      544,357
*   HMN Financial, Inc..............................................................     3,456       71,712
    Home Bancorp, Inc...............................................................       719       32,779
*   HomeStreet, Inc.................................................................     2,200       65,120
    Hope Bancorp, Inc...............................................................    16,628      279,018
    HopFed Bancorp, Inc.............................................................     6,781      111,547
    Horace Mann Educators Corp......................................................    58,206    2,543,602
    Huntington Bancshares, Inc......................................................    70,847    1,093,878
    IBERIABANK Corp.................................................................    35,897    2,983,041
#   Independent Bank Group, Inc.....................................................       856       57,438
    International Bancshares Corp...................................................     5,000      222,250
#   Investment Technology Group, Inc................................................    23,677      524,446
    Investors Bancorp, Inc..........................................................    45,405      568,471
    Investors Title Co..............................................................     1,069      204,607
#   Janus Henderson Group P.L.C.....................................................   133,221    4,336,344
    JPMorgan Chase & Co............................................................. 2,748,095  315,893,520
    Kemper Corp.....................................................................    59,119    4,717,696
    Kentucky First Federal Bancorp..................................................     2,300       19,205
    KeyCorp.........................................................................   526,210   10,982,003
    Lakeland Bancorp, Inc...........................................................     8,740      169,556
    Landmark Bancorp, Inc...........................................................     2,390       67,685
#   Legg Mason, Inc.................................................................    43,400    1,481,242
    Lincoln National Corp...........................................................   134,595    9,165,919
    Loews Corp......................................................................   243,798   12,380,062
    M&T Bank Corp...................................................................     4,341      752,512
    Macatawa Bank Corp..............................................................       291        3,571
    Mackinac Financial Corp.........................................................     6,893      113,734
*   Malvern Bancorp, Inc............................................................       867       21,458
    Marlin Business Services Corp...................................................    13,787      424,640
    MB Financial, Inc...............................................................    19,678      953,399
#*  MBIA, Inc.......................................................................    82,267      843,237
    MBT Financial Corp..............................................................     9,396      107,114
    Mercantile Bank Corp............................................................     4,422      157,069

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE+
                                                                                     --------- -----------
FINANCIALS -- (Continued)
    MetLife, Inc....................................................................   949,912 $43,448,975
*   MGIC Investment Corp............................................................    41,745     520,978
    MidWestOne Financial Group, Inc.................................................       346      11,127
    Morgan Stanley.................................................................. 1,102,617  55,748,316
#   MutualFirst Financial, Inc......................................................     2,300      88,320
    National Western Life Group, Inc., Class A......................................       900     291,600
    Navigators Group, Inc. (The)....................................................     9,617     580,386
    Nelnet, Inc., Class A...........................................................    16,900     993,382
#   New York Community Bancorp, Inc.................................................   100,880   1,086,478
    NewStar Financial, Inc..........................................................    41,166      20,265
    Northrim BanCorp, Inc...........................................................     5,734     231,080
    OFG Bancorp.....................................................................    33,091     550,965
#   Old National Bancorp............................................................    50,420     980,669
    Old Republic International Corp.................................................   174,823   3,725,478
*   OneMain Holdings, Inc...........................................................    24,900     827,925
    Oppenheimer Holdings, Inc., Class A.............................................     3,097      91,516
    PacWest Bancorp.................................................................    48,704   2,445,915
#   Peoples Bancorp of North Carolina, Inc..........................................       275       8,632
    Peoples Bancorp, Inc............................................................    15,923     576,731
#   People's United Financial, Inc..................................................   138,407   2,523,160
*   PHH Corp........................................................................    33,325     362,243
#   Pinnacle Financial Partners, Inc................................................    11,777     736,062
    Piper Jaffray Cos...............................................................       312      24,133
    PNC Financial Services Group, Inc. (The)........................................   217,040  31,433,903
    Popular, Inc....................................................................    70,636   3,505,665
    Premier Financial Bancorp, Inc..................................................     6,096     115,885
    Principal Financial Group, Inc..................................................   218,754  12,705,232
#   Prosperity Bancshares, Inc......................................................    10,111     709,287
    Protective Insurance Corp., Class B.............................................     5,929     138,442
    Protective Insurance Corp., Class A.............................................       300       6,960
    Provident Financial Holdings, Inc...............................................       544      10,091
    Provident Financial Services, Inc...............................................    23,759     606,805
    Prudential Financial, Inc.......................................................   497,625  50,215,339
    Radian Group, Inc...............................................................   161,945   3,101,247
    Regions Financial Corp.......................................................... 1,302,555  24,240,549
    Reinsurance Group of America, Inc...............................................   153,566  21,729,589
    RenaissanceRe Holdings, Ltd.....................................................    25,867   3,410,564
    Renasant Corp...................................................................    42,102   1,881,117
    Riverview Bancorp, Inc..........................................................     1,682      15,306
    Safety Insurance Group, Inc.....................................................    26,197   2,399,645
    Salisbury Bancorp, Inc..........................................................       300      13,170
    Sandy Spring Bancorp, Inc.......................................................     9,125     356,879
*   Select Bancorp, Inc.............................................................       600       7,806
#   Selective Insurance Group, Inc..................................................    45,200   2,702,960
    SI Financial Group, Inc.........................................................     5,661      78,971
    Simmons First National Corp., Class A...........................................    22,648     674,910
    South State Corp................................................................     7,672     642,146
    Southern National Bancorp of Virginia, Inc......................................       193       3,385
#   State Auto Financial Corp.......................................................    15,100     488,334
#   Sterling Bancorp................................................................   155,578   3,453,832
    Stewart Information Services Corp...............................................    12,271     557,594
    Stifel Financial Corp...........................................................    47,800   2,635,214
#   SunTrust Banks, Inc.............................................................   255,532  18,416,191
    Synchrony Financial.............................................................   544,549  15,759,248
    Synovus Financial Corp..........................................................         2          99
    Territorial Bancorp, Inc........................................................       823      25,102
    Timberland Bancorp, Inc.........................................................     2,500      90,550
#   Tiptree, Inc....................................................................    37,071     252,083
    Travelers Cos., Inc. (The)......................................................   184,026  23,949,144

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES       VALUE+
                                                                                     --------- --------------
FINANCIALS -- (Continued)
    TriCo Bancshares................................................................       854 $       33,152
#   Trustmark Corp..................................................................    30,611      1,077,201
    Umpqua Holdings Corp............................................................   111,767      2,380,637
*   Unico American Corp.............................................................     1,000          7,200
#   Union Bankshares Corp...........................................................    39,149      1,585,926
#   United Bankshares, Inc..........................................................    20,121        743,471
    United Financial Bancorp, Inc...................................................     9,193        160,969
    United Fire Group, Inc..........................................................    24,429      1,472,824
    United Security Bancshares......................................................       440          4,730
    Unity Bancorp, Inc..............................................................     3,592         87,645
    Univest Corp. of Pennsylvania...................................................       156          4,259
    Unum Group......................................................................   517,445     20,558,090
#   Valley National Bancorp.........................................................   158,654      1,848,319
    Voya Financial, Inc.............................................................    14,373        726,124
    Washington Federal, Inc.........................................................    97,887      3,284,109
    Waterstone Financial, Inc.......................................................     1,426         24,242
    Wells Fargo & Co................................................................ 3,442,953    197,246,777
    WesBanco, Inc...................................................................    32,078      1,567,652
#   Western New England Bancorp, Inc................................................    11,698        126,923
    Wintrust Financial Corp.........................................................    24,224      2,125,172
    WR Berkley Corp.................................................................     5,305        402,172
    XL Group, Ltd...................................................................   240,766     13,538,272
#   Zions Bancorporation............................................................    53,325      2,756,902
                                                                                               --------------
TOTAL FINANCIALS....................................................................            1,687,766,834
                                                                                               --------------
HEALTHCARE -- (14.0%)
    Abbott Laboratories.............................................................   915,297     59,988,565
#*  Acadia Healthcare Co., Inc......................................................     6,946        274,228
#   Aceto Corp......................................................................    31,686        103,613
*   Addus HomeCare Corp.............................................................     2,044        135,211
    Aetna, Inc......................................................................   558,462    105,208,656
    Allergan P.L.C..................................................................   131,701     24,244,837
*   Allscripts Healthcare Solutions, Inc............................................   113,744      1,392,227
#*  Amneal Pharmaceuticals, Inc.....................................................     4,700         90,099
*   AngioDynamics, Inc..............................................................    14,354        303,444
#*  Anika Therapeutics, Inc.........................................................    14,671        587,280
    Anthem, Inc.....................................................................   504,640    127,673,920
*   Aptevo Therapeutics, Inc........................................................     4,339         18,311
*   Avanos Medical, Inc.............................................................    25,838      1,426,258
    Baxter International, Inc.......................................................     6,557        475,055
#*  Brookdale Senior Living, Inc....................................................    22,302        213,876
*   Cambrex Corp....................................................................     2,300        143,750
*   Centene Corp....................................................................    20,136      2,624,325
    Cigna Corp......................................................................   136,754     24,536,403
*   Concert Pharmaceuticals, Inc....................................................     3,083         49,297
    CONMED Corp.....................................................................    43,239      3,199,686
#   Cooper Cos., Inc. (The).........................................................    13,956      3,635,538
*   Cross Country Healthcare, Inc...................................................     7,595         89,089
*   CryoLife, Inc...................................................................    17,502        521,560
#*  Cumberland Pharmaceuticals, Inc.................................................    23,319        142,246
#*  Cutera, Inc.....................................................................     1,289         51,560
    CVS Health Corp................................................................. 1,510,745     97,986,921
    Danaher Corp....................................................................   405,225     41,567,980
    Digirad Corp....................................................................    26,711         44,073
#*  Diplomat Pharmacy, Inc..........................................................    34,200        710,676
*   Emergent BioSolutions, Inc......................................................    30,178      1,640,174
#*  Endo International P.L.C........................................................    14,700        182,868
*   Envision Healthcare Corp........................................................    50,543      2,237,033
*   Enzo Biochem, Inc...............................................................     6,287         27,789

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES       VALUE+
                                                                                     --------- --------------
HEALTHCARE -- (Continued)
*   Express Scripts Holding Co......................................................   493,239 $   39,192,771
*   FONAR Corp......................................................................       960         25,056
*   Harvard Bioscience, Inc.........................................................    11,180         63,726
*   HMS Holdings Corp...............................................................     6,400        153,152
    Humana, Inc.....................................................................   198,071     62,229,947
*   Integer Holdings Corp...........................................................    41,672      2,977,464
*   IntriCon Corp...................................................................     2,835        164,713
#   Invacare Corp...................................................................     7,330        130,840
    Kewaunee Scientific Corp........................................................     1,631         51,540
*   Laboratory Corp. of America Holdings............................................     8,149      1,428,846
#*  LHC Group, Inc..................................................................    30,318      2,609,773
#*  LifePoint Health, Inc...........................................................    82,208      5,327,078
*   LivaNova P.L.C..................................................................    32,200      3,546,186
    Luminex Corp....................................................................     1,400         47,404
*   Magellan Health, Inc............................................................    17,899      1,302,152
#*  Mallinckrodt P.L.C..............................................................    32,700        766,815
    McKesson Corp...................................................................    70,069      8,800,666
*   MEDNAX, Inc.....................................................................    65,302      2,794,273
*   Medpace Holdings, Inc...........................................................       800         49,096
    Medtronic P.L.C.................................................................   814,175     73,463,010
*   Merit Medical Systems, Inc......................................................    13,395        727,348
#*  Molina Healthcare, Inc..........................................................    25,541      2,658,563
*   Mylan NV........................................................................    28,680      1,070,051
#*  Myriad Genetics, Inc............................................................    78,116      3,417,575
    National HealthCare Corp........................................................     6,484        467,367
*   Natus Medical, Inc..............................................................    16,198        591,227
*   Nuvectra Corp...................................................................    10,668        167,274
#*  Omnicell, Inc...................................................................    35,405      2,106,597
*   Ophthotech Corp.................................................................     5,721         14,245
    Owens & Minor, Inc..............................................................     2,841         53,610
#   PerkinElmer, Inc................................................................    76,500      6,057,270
    Pfizer, Inc..................................................................... 3,696,959    147,619,573
#*  Prestige Brands Holdings, Inc...................................................   111,489      3,983,502
*   Providence Service Corp. (The)..................................................    11,898        833,812
    Quest Diagnostics, Inc..........................................................    10,366      1,116,626
*   RTI Surgical, Inc...............................................................    65,316        300,454
*   Select Medical Holdings Corp....................................................   117,504      2,444,083
*   Surmodics, Inc..................................................................     5,593        328,868
#*  Syneos Health, Inc..............................................................    23,808      1,173,139
#*  Taro Pharmaceutical Industries, Ltd.............................................     2,378        266,954
    Teleflex, Inc...................................................................    37,223     10,151,084
    Thermo Fisher Scientific, Inc...................................................   435,609    102,163,379
#*  Triple-S Management Corp., Class B..............................................    20,684        734,489
*   United Therapeutics Corp........................................................    20,858      2,563,657
    UnitedHealth Group, Inc.........................................................    89,716     22,717,886
*   Varex Imaging Corp..............................................................     2,698        103,172
*   WellCare Health Plans, Inc......................................................    18,375      4,913,842
    Zimmer Biomet Holdings, Inc.....................................................    10,322      1,295,617
                                                                                               --------------
TOTAL HEALTHCARE....................................................................            1,026,692,320
                                                                                               --------------
INDUSTRIALS -- (11.6%)
    AAR Corp........................................................................    32,906      1,560,073
#   ABM Industries, Inc.............................................................    64,500      2,012,400
#   Acme United Corp................................................................     1,030         22,464
    Acuity Brands, Inc..............................................................     8,861      1,231,945
#*  AECOM...........................................................................    67,765      2,274,193
*   Aegion Corp.....................................................................    42,549      1,054,364
#*  Aerovironment, Inc..............................................................    35,065      2,581,135
    AGCO Corp.......................................................................    58,973      3,716,478

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE+
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
    Air Lease Corp..................................................................    37,884 $ 1,665,381
*   Air Transport Services Group, Inc...............................................    35,408     797,742
    Alamo Group, Inc................................................................    22,751   2,115,843
#   Alaska Air Group, Inc...........................................................   105,252   6,612,983
    Albany International Corp., Class A.............................................    20,551   1,359,449
    Altra Industrial Motion Corp....................................................     1,112      48,817
    AMERCO..........................................................................    29,431  11,097,841
*   Ameresco, Inc., Class A.........................................................       981      13,145
#   American Railcar Industries, Inc................................................    20,003     911,537
*   American Woodmark Corp..........................................................     1,504     125,509
#   Apogee Enterprises, Inc.........................................................    36,374   1,846,344
    ArcBest Corp....................................................................    12,135     564,884
    Arconic, Inc....................................................................   293,500   6,366,015
    Argan, Inc......................................................................        21         806
*   Armstrong Flooring, Inc.........................................................     1,000      13,070
*   ASGN, Inc.......................................................................    53,951   4,871,775
    Astec Industries, Inc...........................................................    22,925   1,126,305
#*  Atlas Air Worldwide Holdings, Inc...............................................    31,815   2,133,196
    AZZ, Inc........................................................................     5,300     287,260
    Barnes Group, Inc...............................................................    47,000   3,188,950
    Brady Corp., Class A............................................................    38,500   1,472,625
    Briggs & Stratton Corp..........................................................    41,033     725,874
*   CAI International, Inc..........................................................    17,082     392,203
    Carlisle Cos., Inc..............................................................    26,313   3,232,289
*   Casella Waste Systems, Inc., Class A............................................     5,201     143,340
    Caterpillar, Inc................................................................    84,002  12,079,488
*   CBIZ, Inc.......................................................................    39,049     859,078
#   CECO Environmental Corp.........................................................     3,773      25,921
*   Chart Industries, Inc...........................................................     3,320     259,259
#   Chicago Rivet & Machine Co......................................................       700      22,046
#   CIRCOR International, Inc.......................................................     9,719     431,038
*   Clean Harbors, Inc..............................................................     8,600     489,598
#*  Colfax Corp.....................................................................     7,300     235,790
    Columbus McKinnon Corp..........................................................    17,542     722,029
    Comfort Systems USA, Inc........................................................    44,560   2,475,308
    CompX International, Inc........................................................       500       6,350
    Copa Holdings SA, Class A.......................................................     8,500     827,390
    Covanta Holding Corp............................................................     6,052     108,936
*   Covenant Transportation Group, Inc., Class A....................................     7,080     205,178
    CRA International, Inc..........................................................     7,613     412,016
    Crane Co........................................................................     1,280     115,930
    CSX Corp........................................................................ 1,055,544  74,605,850
    Cubic Corp......................................................................     3,576     243,526
    Curtiss-Wright Corp.............................................................    46,353   6,166,340
    Delta Air Lines, Inc............................................................   433,135  23,571,207
    Deluxe Corp.....................................................................     3,803     224,111
    DMC Global, Inc.................................................................     1,436      58,948
    Douglas Dynamics, Inc...........................................................    30,234   1,484,489
*   Ducommun, Inc...................................................................    12,645     421,458
*   DXP Enterprises, Inc............................................................       402      16,619
    Eastern Co. (The)...............................................................    10,193     300,693
    Eaton Corp. P.L.C...............................................................   265,270  22,062,506
*   Echo Global Logistics, Inc......................................................    12,300     423,735
    EMCOR Group, Inc................................................................    60,540   4,658,553
    Encore Wire Corp................................................................    19,966     973,342
    EnerSys.........................................................................    43,639   3,581,453
*   Engility Holdings, Inc..........................................................     7,988     276,385
    Ennis, Inc......................................................................    30,835     670,661
    EnPro Industries, Inc...........................................................     8,338     636,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES     VALUE+
                                                                                     --------- -----------
INDUSTRIALS -- (Continued)
    ESCO Technologies, Inc..........................................................    17,601 $ 1,095,662
    Espey Manufacturing & Electronics Corp..........................................     1,671      43,279
    Essendant, Inc..................................................................    14,123     234,865
*   Esterline Technologies Corp.....................................................    44,968   3,835,770
    Federal Signal Corp.............................................................    71,923   1,708,171
    FedEx Corp......................................................................   127,314  31,302,693
#   Flowserve Corp..................................................................    42,560   1,886,685
    Fortune Brands Home & Security, Inc.............................................   123,726   7,176,108
*   Franklin Covey Co...............................................................     3,046      77,825
    Franklin Electric Co., Inc......................................................     4,674     231,129
    FreightCar America, Inc.........................................................     4,692      85,911
*   FTI Consulting, Inc.............................................................    37,336   2,948,051
#   GATX Corp.......................................................................    65,445   5,388,741
*   Gencor Industries, Inc..........................................................    13,149     197,235
    General Electric Co............................................................. 2,120,584  28,903,560
#*  Genesee & Wyoming, Inc., Class A................................................    19,008   1,634,688
#*  Gibraltar Industries, Inc.......................................................    34,603   1,503,500
#*  Goldfield Corp. (The)...........................................................     4,304      20,444
    Gorman-Rupp Co. (The)...........................................................    22,062     834,826
*   GP Strategies Corp..............................................................    18,583     351,219
    Granite Construction, Inc.......................................................    28,917   1,560,072
*   Great Lakes Dredge & Dock Corp..................................................    69,820     377,028
#   Greenbrier Cos., Inc. (The).....................................................    22,451   1,271,849
#   Griffon Corp....................................................................    67,323   1,205,082
#   Hawaiian Holdings, Inc..........................................................    24,322     975,312
#   Heartland Express, Inc..........................................................     4,300      82,517
    Heidrick & Struggles International, Inc.........................................    18,234     745,771
*   Herc Holdings, Inc..............................................................     1,679      95,401
*   Heritage-Crystal Clean, Inc.....................................................     1,365      32,896
    Herman Miller, Inc..............................................................    15,600     590,460
#*  Hertz Global Holdings, Inc......................................................    55,682     848,037
*   Hub Group, Inc., Class A........................................................     6,511     302,110
    Hurco Cos., Inc.................................................................     7,910     350,413
*   Huron Consulting Group, Inc.....................................................     4,001     174,644
    Hyster-Yale Materials Handling, Inc.............................................    12,246     805,297
    ICF International, Inc..........................................................    31,660   2,331,759
    Ingersoll-Rand P.L.C............................................................   213,109  20,993,368
*   InnerWorkings, Inc..............................................................    96,587     855,761
    Insteel Industries, Inc.........................................................    17,578     722,983
    ITT, Inc........................................................................    40,100   2,272,467
*   JetBlue Airways Corp............................................................   325,493   5,858,874
    Johnson Controls International P.L.C............................................   151,178   5,670,687
    Kadant, Inc.....................................................................    12,286   1,186,828
    Kaman Corp......................................................................    19,988   1,323,605
    KAR Auction Services, Inc.......................................................    18,100   1,076,045
    KBR, Inc........................................................................     3,600      71,928
    Kennametal, Inc.................................................................     5,020     195,579
    Kimball International, Inc., Class B............................................    31,144     502,976
*   Kirby Corp......................................................................    40,100   3,346,345
#   Knight-Swift Transportation Holdings, Inc.......................................    10,067     327,681
    Knoll, Inc......................................................................     4,200      94,710
    Korn/Ferry International........................................................    60,004   3,959,064
#*  Kratos Defense & Security Solutions, Inc........................................     2,711      35,026
    L3 Technologies, Inc............................................................   100,470  21,544,787
*   Lawson Products, Inc............................................................     8,847     239,311
*   LB Foster Co., Class A..........................................................     6,682     164,043
    LSI Industries, Inc.............................................................    27,715     135,526
*   Lydall, Inc.....................................................................    15,105     700,872
    Macquarie Infrastructure Corp...................................................     1,300      59,033

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES    VALUE+
                                                                                     ------- -----------
INDUSTRIALS -- (Continued)
    ManpowerGroup, Inc..............................................................  22,886 $ 2,134,348
    Marten Transport, Ltd...........................................................  79,636   1,740,047
*   Masonite International Corp.....................................................   6,306     430,384
#*  MasTec, Inc.....................................................................  62,339   2,901,880
    Matson, Inc.....................................................................  62,316   2,243,376
#   Matthews International Corp., Class A...........................................  22,887   1,202,712
    McGrath RentCorp................................................................  17,552   1,042,238
#*  Mercury Systems, Inc............................................................   2,055      85,755
*   Milacron Holdings Corp..........................................................   2,800      58,380
    Miller Industries, Inc..........................................................  20,099     523,579
*   Mistras Group, Inc..............................................................   4,200      88,368
    Mobile Mini, Inc................................................................  54,461   2,322,762
    Moog, Inc., Class A.............................................................  35,539   2,665,780
#*  MRC Global, Inc................................................................. 104,097   2,357,797
    Mueller Industries, Inc.........................................................  30,912   1,023,496
    Mueller Water Products, Inc., Class A...........................................  20,300     250,705
    Multi-Color Corp................................................................   8,408     557,871
*   MYR Group, Inc..................................................................  19,582     722,380
    National Presto Industries, Inc.................................................     571      71,175
*   Navigant Consulting, Inc........................................................  12,297     267,583
*   NL Industries, Inc..............................................................  38,770     331,483
#   NN, Inc.........................................................................  18,396     395,514
    Norfolk Southern Corp........................................................... 545,229  92,143,701
#*  Northwest Pipe Co...............................................................   5,286     103,394
*   nVent Electric P.L.C............................................................ 117,934   3,231,392
    Oshkosh Corp....................................................................  69,838   5,255,309
    Owens Corning................................................................... 149,300   9,289,446
    PACCAR, Inc.....................................................................  93,329   6,133,582
*   PAM Transportation Services, Inc................................................   6,449     351,793
    Pentair P.L.C................................................................... 117,934   5,265,753
*   Perma-Pipe International Holdings, Inc..........................................   8,900      80,545
#   Powell Industries, Inc..........................................................   5,719     209,601
    Quad/Graphics, Inc..............................................................   5,391     110,839
    Quanex Building Products Corp...................................................  22,731     402,339
*   Quanta Services, Inc............................................................ 168,307   5,734,219
*   Radiant Logistics, Inc..........................................................   4,144      16,535
    Raytheon Co.....................................................................  44,355   8,783,621
    RCM Technologies, Inc...........................................................  15,245      74,091
    Regal Beloit Corp...............................................................  16,070   1,381,216
    Reis, Inc.......................................................................  13,511     288,460
    Republic Services, Inc.......................................................... 429,755  31,148,642
    Resources Connection, Inc.......................................................  25,955     412,684
#*  Rexnord Corp....................................................................  60,278   1,822,807
*   Roadrunner Transportation Systems, Inc..........................................     879       1,925
*   Rush Enterprises, Inc., Class A.................................................  32,603   1,470,069
*   Rush Enterprises, Inc., Class B.................................................  18,522     833,305
    Ryder System, Inc...............................................................  89,844   7,034,785
*   Saia, Inc.......................................................................  25,925   1,953,449
#   Schneider National, Inc., Class B...............................................   7,900     206,506
*   SIFCO Industries, Inc...........................................................   6,423      33,078
    Simpson Manufacturing Co., Inc..................................................  26,100   1,904,256
    SkyWest, Inc....................................................................  54,906   3,288,869
    Southwest Airlines Co........................................................... 531,263  30,898,256
*   SP Plus Corp....................................................................   1,336      52,104
    Spartan Motors, Inc.............................................................  16,820     248,095
*   Sparton Corp....................................................................   8,563     127,846
#*  Spirit Airlines, Inc............................................................  38,189   1,658,930
*   SPX FLOW, Inc...................................................................  20,167     958,336
    Standex International Corp......................................................  22,341   2,315,645

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES     VALUE+
                                                                                     ------- ------------
INDUSTRIALS -- (Continued)
    Stanley Black & Decker, Inc..................................................... 129,900 $ 19,416,153
    Steelcase, Inc., Class A........................................................  56,369      775,074
*   Stericycle, Inc.................................................................  19,934    1,392,589
#*  Team, Inc.......................................................................   6,674      145,493
#   Terex Corp......................................................................  74,015    3,265,542
    Tetra Tech, Inc.................................................................  55,922    3,400,058
    Textron, Inc....................................................................   1,844      125,890
*   Thermon Group Holdings, Inc.....................................................   4,300      107,801
    Timken Co. (The)................................................................  13,027      641,580
    Titan International, Inc........................................................  16,400      173,676
#*  Titan Machinery, Inc............................................................   2,883       43,649
*   TriMas Corp.....................................................................   6,000      177,600
    Trinity Industries, Inc......................................................... 183,814    7,003,313
    Triton International, Ltd.......................................................  24,053      846,666
#   Triumph Group, Inc..............................................................  54,800    1,142,580
#*  Tutor Perini Corp...............................................................  33,844      626,114
*   Twin Disc, Inc..................................................................   6,900      180,849
*   Ultralife Corp..................................................................   3,309       33,255
    UniFirst Corp...................................................................  18,705    3,500,641
    Union Pacific Corp.............................................................. 563,195   84,417,299
*   United Continental Holdings, Inc................................................ 114,796    9,229,598
    United Technologies Corp........................................................ 382,009   51,853,902
*   Univar, Inc.....................................................................   3,900      107,211
    Universal Forest Products, Inc..................................................  95,400    3,514,536
#*  USA Truck, Inc..................................................................   7,482      163,257
#*  USG Corp........................................................................  52,100    2,251,762
    Valmont Industries, Inc.........................................................   4,200      586,530
*   Vectrus, Inc....................................................................   6,869      215,755
*   Veritiv Corp....................................................................   9,437      361,437
    Viad Corp.......................................................................  23,193    1,331,278
    Virco Manufacturing Corp........................................................  12,601       61,115
    VSE Corp........................................................................     610       26,291
#   Wabash National Corp............................................................   7,700      152,460
    Watts Water Technologies, Inc., Class A.........................................  20,022    1,712,882
    Werner Enterprises, Inc.........................................................  36,605    1,363,536
#*  Wesco Aircraft Holdings, Inc....................................................   6,228       74,425
*   WESCO International, Inc........................................................  52,083    3,177,063
*   Willis Lease Finance Corp.......................................................   6,713      209,580
#*  XPO Logistics, Inc..............................................................  12,216    1,218,180
                                                                                             ------------
TOTAL INDUSTRIALS...................................................................          851,434,571
                                                                                             ------------
INFORMATION TECHNOLOGY -- (12.2%)
*   ACI Worldwide, Inc..............................................................  45,800    1,183,472
    Activision Blizzard, Inc........................................................ 849,537   62,373,007
*   Acxiom Corp.....................................................................   7,769      314,955
*   Agilysys, Inc...................................................................  14,791      243,312
*   Alpha & Omega Semiconductor, Ltd................................................  20,661      276,031
*   Amkor Technology, Inc...........................................................   1,400       12,152
    Analog Devices, Inc.............................................................  33,465    3,217,325
*   Anixter International, Inc......................................................   8,801      641,593
*   ARRIS International P.L.C....................................................... 120,233    3,037,086
*   Arrow Electronics, Inc.......................................................... 175,521   13,311,513
    AstroNova, Inc..................................................................   6,285      113,758
    Avnet, Inc...................................................................... 139,400    6,112,690
    AVX Corp........................................................................  72,760    1,511,953
*   Aware, Inc......................................................................  14,326       53,723
*   Axcelis Technologies, Inc.......................................................     175        3,850
#*  AXT, Inc........................................................................  24,921      188,154
    Bel Fuse, Inc., Class A.........................................................   3,574       70,050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Bel Fuse, Inc., Class B.........................................................    11,381 $    256,072
#   Belden, Inc.....................................................................     9,300      602,175
    Benchmark Electronics, Inc......................................................    62,063    1,501,925
    Brooks Automation, Inc..........................................................    50,847    1,554,901
*   BSQUARE Corp....................................................................     4,065        9,350
*   CACI International, Inc., Class A...............................................    26,530    4,648,056
*   Calix, Inc......................................................................    10,904       76,873
*   Cardtronics P.L.C., Class A.....................................................    13,293      336,579
#*  Cars.com, Inc...................................................................    41,779    1,185,270
    CCUR Holdings, Inc..............................................................    11,740       60,226
#*  Ciena Corp......................................................................    35,200      894,080
#*  Cirrus Logic, Inc...............................................................    19,500      843,570
    Cisco Systems, Inc.............................................................. 4,715,767  199,429,786
#   Cohu, Inc.......................................................................    29,415      740,670
*   CommScope Holding Co., Inc......................................................    78,534    2,521,727
    Comtech Telecommunications Corp.................................................    15,569      523,118
*   Conduent, Inc...................................................................   177,926    3,195,551
#   Convergys Corp..................................................................   197,364    4,855,154
#*  CoreLogic, Inc..................................................................    96,545    4,701,741
    Corning, Inc....................................................................   785,955   26,077,987
#*  Cray, Inc.......................................................................    12,866      321,007
#*  Cree, Inc.......................................................................    71,800    3,385,370
    CSP, Inc........................................................................     2,414       26,071
    CTS Corp........................................................................    66,936    2,336,066
#*  CyberOptics Corp................................................................     3,281       61,519
#   Cypress Semiconductor Corp......................................................   149,322    2,659,425
*   Dell Technologies, Inc., Class V................................................    38,133    3,528,065
*   Digi International, Inc.........................................................    25,438      343,413
*   Diodes, Inc.....................................................................     4,709      174,986
*   DSP Group, Inc..................................................................    46,713      583,912
    DXC Technology Co...............................................................   228,936   19,400,037
*   EchoStar Corp., Class A.........................................................    26,151    1,176,533
*   Edgewater Technology, Inc.......................................................     9,510       48,691
#*  Electro Scientific Industries, Inc..............................................     7,185      129,546
#*  Electronics For Imaging, Inc....................................................    58,110    1,982,713
#*  EMCORE Corp.....................................................................       744        3,757
    Entegris, Inc...................................................................       300       10,545
*   ePlus, Inc......................................................................    17,490    1,725,388
#*  Fabrinet........................................................................     4,055      158,632
*   FARO Technologies, Inc..........................................................    15,800    1,028,580
    Fidelity National Information Services, Inc.....................................   198,899   20,512,454
#*  Finisar Corp....................................................................    66,449    1,119,666
*   First Solar, Inc................................................................    28,266    1,479,725
*   FormFactor, Inc.................................................................    46,295      599,520
*   Frequency Electronics, Inc......................................................     7,390       61,337
*   GSI Technology, Inc.............................................................     3,363       23,037
*   Harmonic, Inc...................................................................    13,666       62,864
    Hewlett Packard Enterprise Co...................................................   894,616   13,812,871
*   IAC/InterActiveCorp.............................................................    99,525   14,655,056
#*  II-VI, Inc......................................................................    32,540    1,275,568
*   Insight Enterprises, Inc........................................................    42,100    2,116,367
    Intel Corp...................................................................... 4,978,195  239,451,179
    InterDigital, Inc...............................................................     5,700      469,965
*   Itron, Inc......................................................................    31,001    1,897,261
    Jabil, Inc......................................................................    75,447    2,125,342
    Juniper Networks, Inc...........................................................   212,100    5,586,714
*   KEMET Corp......................................................................    26,423      686,734
*   Key Tronic Corp.................................................................    17,623      142,394
*   Kimball Electronics, Inc........................................................    23,443      477,065

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES    VALUE+
                                                                                     ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
    Kulicke & Soffa Industries, Inc.................................................  74,988 $ 1,976,684
*   KVH Industries, Inc.............................................................  14,854     184,190
    Lam Research Corp...............................................................  11,111   2,118,201
*   Lattice Semiconductor Corp......................................................  35,397     272,203
*   Limelight Networks, Inc.........................................................  10,944      48,810
    Littelfuse, Inc.................................................................     205      44,448
    LogMeIn, Inc....................................................................  13,184   1,068,563
    ManTech International Corp., Class A............................................   2,048     122,573
    Marvell Technology Group, Ltd................................................... 166,418   3,546,368
    Methode Electronics, Inc........................................................  79,272   3,111,426
*   Micron Technology, Inc.......................................................... 842,584  44,480,009
*   MicroStrategy, Inc., Class A....................................................     900     117,135
    MKS Instruments, Inc............................................................  61,200   5,771,160
*   NETGEAR, Inc....................................................................  31,028   2,043,194
*   NetScout Systems, Inc...........................................................  21,784     583,811
*   Nuance Communications, Inc...................................................... 190,400   2,812,208
*   Optical Cable Corp..............................................................  10,474      39,801
#*  PAR Technology Corp.............................................................  12,896     240,897
    Park Electrochemical Corp.......................................................   2,472      54,656
    PC Connection, Inc..............................................................  35,467   1,200,558
#*  PCM, Inc........................................................................  10,471     231,409
    PC-Tel, Inc.....................................................................  22,216     137,517
*   Perceptron, Inc.................................................................   1,300      13,208
*   Perficient, Inc.................................................................  14,100     371,112
    Perspecta, Inc.................................................................. 114,468   2,483,956
*   Photronics, Inc.................................................................  79,712     717,408
#*  Plexus Corp.....................................................................  25,352   1,506,416
*   Qorvo, Inc......................................................................  24,909   2,036,560
    QUALCOMM, Inc................................................................... 688,597  44,132,182
*   Rambus, Inc.....................................................................   9,315     115,133
*   Ribbon Communications, Inc......................................................   6,622      44,930
    Richardson Electronics, Ltd.....................................................  15,464     141,650
*   Rogers Corp.....................................................................   9,843   1,147,399
*   Rudolph Technologies, Inc.......................................................  16,097     460,374
*   Sanmina Corp....................................................................  39,846   1,159,519
*   ScanSource, Inc.................................................................  17,241     711,191
    SS&C Technologies Holdings, Inc.................................................  51,586   2,737,669
#*  StarTek, Inc....................................................................  20,310     155,981
#*  Super Micro Computer, Inc.......................................................   5,886     130,081
*   Sykes Enterprises, Inc..........................................................  20,292     601,861
#*  Synaptics, Inc..................................................................  33,626   1,684,999
    SYNNEX Corp.....................................................................  55,900   5,392,673
    TE Connectivity, Ltd............................................................ 197,255  18,457,150
*   Tech Data Corp..................................................................  81,325   6,783,318
*   Telenav, Inc....................................................................   4,110      22,194
    Teradyne, Inc...................................................................  26,789   1,158,624
    TESSCO Technologies, Inc........................................................   8,689     161,181
#   TiVo Corp.......................................................................  19,000     230,850
#*  TTM Technologies, Inc...........................................................  55,241     958,984
#*  Veeco Instruments, Inc..........................................................  15,978     234,078
*   VeriFone Systems, Inc...........................................................  43,089     986,738
*   Verint Systems, Inc.............................................................  33,658   1,511,244
#*  ViaSat, Inc.....................................................................     200      14,068
#*  Viavi Solutions, Inc............................................................  16,203     163,974
*   Virtusa Corp....................................................................  30,064   1,588,281
#   Vishay Intertechnology, Inc..................................................... 151,731   3,793,275
*   Vishay Precision Group, Inc.....................................................  16,480     657,552
    Western Digital Corp............................................................ 215,907  15,145,876
*   Xcerra Corp.....................................................................  20,165     287,150

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                     SHARES     VALUE+
                                                                                     ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
    Xerox Corp...................................................................... 222,408 $  5,775,936
*   XO Group, Inc...................................................................   6,284      177,083
    Xperi Corp......................................................................  54,435      906,343
*   Yelp, Inc.......................................................................  59,107    2,179,866
*   Zynga, Inc., Class A............................................................ 608,500    2,306,215
                                                                                             ------------
TOTAL INFORMATION TECHNOLOGY........................................................          891,768,913
                                                                                             ------------
MATERIALS -- (2.1%)
*   AdvanSix, Inc...................................................................   2,500      101,175
*   Alcoa Corp...................................................................... 110,583    4,784,926
#*  Allegheny Technologies, Inc.....................................................  49,321    1,371,124
#*  Ampco-Pittsburgh Corp...........................................................   4,007       42,274
    Ashland Global Holdings, Inc.................................................... 112,560    9,242,302
    Bemis Co., Inc..................................................................  41,892    1,923,262
    Boise Cascade Co................................................................  42,064    1,819,268
    Cabot Corp......................................................................  49,480    3,270,628
    Carpenter Technology Corp.......................................................  25,328    1,387,215
#*  Century Aluminum Co.............................................................  15,822      202,680
*   Clearwater Paper Corp...........................................................  16,822      380,177
*   Coeur Mining, Inc...............................................................  13,910       97,370
    Commercial Metals Co............................................................ 102,708    2,294,497
    Compass Minerals International, Inc.............................................   1,163       78,910
    Core Molding Technologies, Inc..................................................  11,847      159,342
    Domtar Corp.....................................................................  20,807    1,003,314
    DowDuPont, Inc..................................................................  31,359    2,156,558
    Freeport-McMoRan, Inc...........................................................  24,064      397,056
    Friedman Industries, Inc........................................................   3,048       31,669
    FutureFuel Corp.................................................................   6,104       83,991
    Gold Resource Corp..............................................................   4,500       29,475
    Graphic Packaging Holding Co.................................................... 177,562    2,579,976
    Greif, Inc., Class A............................................................  15,453      841,416
    Hawkins, Inc....................................................................     409       15,256
#   HB Fuller Co....................................................................  52,875    2,996,955
#   Hecla Mining Co................................................................. 430,424    1,377,357
    Huntsman Corp...................................................................  50,242    1,684,614
    Innophos Holdings, Inc..........................................................     300       13,554
    Innospec, Inc...................................................................   8,833      715,031
    Kaiser Aluminum Corp............................................................  27,181    3,033,943
    KapStone Paper and Packaging Corp...............................................  93,014    3,235,027
    KMG Chemicals, Inc..............................................................   1,350       96,930
*   Kraton Corp.....................................................................  13,282      638,731
    Kronos Worldwide, Inc...........................................................   2,217       50,415
    Louisiana-Pacific Corp.......................................................... 173,457    4,669,462
*   LSB Industries, Inc.............................................................   1,758       11,550
#   Martin Marietta Materials, Inc..................................................  23,633    4,712,893
    Materion Corp...................................................................  18,497    1,159,762
    Mercer International, Inc.......................................................  21,725      389,964
    Minerals Technologies, Inc......................................................  34,280    2,591,568
    Mosaic Co. (The)................................................................  17,274      520,120
    Neenah, Inc.....................................................................   7,684      674,655
    Newmont Mining Corp............................................................. 141,468    5,189,046
    Northern Technologies International Corp........................................   3,035      115,027
    Nucor Corp...................................................................... 103,401    6,920,629
    Olin Corp....................................................................... 152,588    4,502,872
#   Olympic Steel, Inc..............................................................   9,986      220,790
*   Owens-Illinois, Inc.............................................................   5,462      102,030
    PH Glatfelter Co................................................................  50,600      828,322
*   Platform Specialty Products Corp................................................   8,534      105,480
*   PQ Group Holdings, Inc..........................................................   2,829       50,979

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                      SHARES      VALUE+
                                                                                     --------- ------------
MATERIALS -- (Continued)
    Rayonier Advanced Materials, Inc................................................     2,894 $     52,208
    Reliance Steel & Aluminum Co....................................................    93,801    8,460,850
    Royal Gold, Inc.................................................................    16,109    1,362,983
#   Schnitzer Steel Industries, Inc., Class A.......................................       400       13,180
    Schweitzer-Mauduit International, Inc...........................................    27,400    1,136,826
    Sensient Technologies Corp......................................................    38,101    2,642,685
    Sonoco Products Co..............................................................     9,102      508,074
    Steel Dynamics, Inc.............................................................    94,919    4,469,736
    Stepan Co.......................................................................     4,400      385,352
#*  Summit Materials, Inc., Class A.................................................    14,342      359,984
*   SunCoke Energy, Inc.............................................................    62,210      709,816
    Synalloy Corp...................................................................       949       20,498
*   TimkenSteel Corp................................................................     5,157       71,682
*   Trecora Resources...............................................................     1,376       20,640
    Tredegar Corp...................................................................    26,545      691,497
#   Tronox, Ltd., Class A...........................................................    82,313    1,518,675
*   UFP Technologies, Inc...........................................................       339       11,085
#   United States Steel Corp........................................................   128,609    4,685,226
*   Universal Stainless & Alloy Products, Inc.......................................     6,269      187,506
#   Valvoline, Inc..................................................................   253,649    5,729,931
*   Verso Corp., Class A............................................................     2,361       49,274
#   Vulcan Materials Co.............................................................    58,246    6,523,552
    Westlake Chemical Corp..........................................................   158,152   16,957,057
    WestRock Co.....................................................................   200,591   11,630,266
    Worthington Industries, Inc.....................................................    47,320    2,215,522
                                                                                               ------------
TOTAL MATERIALS.....................................................................            151,315,672
                                                                                               ------------
REAL ESTATE -- (0.1%)
    Alexander & Baldwin, Inc........................................................    81,208    1,944,932
    Griffin Industrial Realty, Inc..................................................     1,500       62,415
#*  Howard Hughes Corp. (The).......................................................     6,380      864,809
#   Kennedy-Wilson Holdings, Inc....................................................    81,327    1,699,734
*   Rafael Holdings, Inc., Class B..................................................       550        5,005
    RE/MAX Holdings, Inc., Class A..................................................     3,800      193,040
*   Stratus Properties, Inc.........................................................     3,069       94,525
                                                                                               ------------
TOTAL REAL ESTATE...................................................................              4,864,460
                                                                                               ------------
TELECOMMUNICATIONS SERVICES -- (3.9%)
    AT&T, Inc....................................................................... 8,487,099  271,332,555
    ATN International, Inc..........................................................        84        5,366
#   CenturyLink, Inc................................................................    70,603    1,325,218
#   Frontier Communications Corp....................................................    46,463      242,537
#*  Iridium Communications, Inc.....................................................    14,800      256,040
#*  ORBCOMM, Inc....................................................................    44,499      425,410
    Spok Holdings, Inc..............................................................    12,522      181,569
#*  Sprint Corp.....................................................................   422,600    2,294,718
    Telephone & Data Systems, Inc...................................................    72,260    1,824,565
*   T-Mobile US, Inc................................................................   113,786    6,827,160
#*  United States Cellular Corp.....................................................     7,591      260,827
*   Vonage Holdings Corp............................................................    85,934    1,100,815
                                                                                               ------------
TOTAL TELECOMMUNICATIONS SERVICES...................................................            286,076,780
                                                                                               ------------
UTILITIES -- (0.0%)
#   Consolidated Water Co., Ltd.....................................................     5,756       80,872
    MDU Resources Group, Inc........................................................    21,544      624,776
    New Jersey Resources Corp.......................................................    11,144      515,410
    NRG Energy, Inc.................................................................    55,469    1,756,703

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         SHARES       VALUE+
                                                                                       ---------- --------------
UTILITIES -- (Continued)
#     Ormat Technologies, Inc.........................................................     21,034 $    1,141,095
                                                                                                  --------------
TOTAL UTILITIES.......................................................................                 4,118,856
                                                                                                  --------------
TOTAL COMMON STOCKS...................................................................             7,174,810,090
                                                                                                  --------------
RIGHTS/WARRANTS -- (0.0%)

CONSUMER DISCRETIONARY -- (0.0%)
*     Media General, Inc. Contingent Value Rights.....................................     25,196          2,520
                                                                                                  --------------
TOTAL INVESTMENT SECURITIES...........................................................             7,174,812,610
                                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund, 1.830%............  4,608,416      4,608,416
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund.................................................. 12,109,788    140,122,356
                                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,975,126,366)^^.................................            $7,319,543,382
                                                                                                  ==============

Summary of the Series' investments as of July 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   United States.............. $7,174,789,825 $     20,265   --    $7,174,810,090
Rights/Warrants
   United States..............             --        2,520   --             2,520
Securities Lending Collateral.             --  140,122,356   --       140,122,356
Temporary Cash Investments....      4,608,416           --   --         4,608,416
                               -------------- ------------   --    --------------
TOTAL......................... $7,179,398,241 $140,145,141   --    $7,319,543,382
                               ============== ============   ==    ==============

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

July 31, 2018 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                  Rate            Maturity Face Amount $ Fair Value $
--------------------                                  ----            -------- ------------- ------------
CORPORATE BONDS - 0.9%
(r)Apple, Inc.                              2.66% (US0003M + 30 bps)  05/06/19   20,000,000   20,047,667
(r)General Electric Capital Corp.           2.63% (US0003M + 27 bps)  08/07/18    1,000,000    1,000,074
(r)Toyota Motor Credit Corp.                2.57% (US0003M + 23 bps)  08/15/18   30,000,000   30,005,570
(r)Toyota Motor Credit Corp.                2.42% (US0003M + 6 bps)   05/15/19  150,000,000  149,987,991
                                                                                -----------  -----------
TOTAL CORPORATE BONDS (Cost $201,042,788)                                       201,000,000  201,041,302
                                                                                -----------  -----------
YANKEE BONDS - 1.5%
(y)IBRD Discount Notes                      1.97%                     08/13/18  300,000,000  299,808,899
(r)Royal Bank of Canada                     2.78% (US0003M + 45 bps)  01/10/19    5,000,000    5,009,332
(r)Equinor ASA                              2.82% (US0003M + 46 bps)  11/08/18   29,816,000   29,854,056
(r)Toronto Dominion Bank                    3.18% (US0003M + 84 bps)  01/22/19    7,985,000    8,014,489
                                                                                -----------  -----------
TOTAL YANKEE BONDS (Cost $342,666,907)                                          342,801,000  342,686,776
                                                                                -----------  -----------
COMMERCIAL PAPER - 62.9%
(y)++Alberta Province                       2.18%                     08/15/18   50,000,000   49,960,000
(y)++Alberta Province                       2.18%                     08/21/18   50,000,000   49,943,417
(y)++Alberta Province                       2.08%                     09/10/18   50,000,000   49,886,339
(y)++Apple, Inc.                            2.01%                     08/14/18   75,000,000   74,944,029
(y)++Apple, Inc.                            2.01%                     08/17/18   50,000,000   49,954,502
(y)Archer-Daniels-Midland Co.               1.99%                     08/07/18   52,848,000   52,828,167
(y)++Archer-Daniels-Midland Co.             2.00%                     08/09/18   50,000,000   49,975,850
(y)++Archer-Daniels-Midland Co.             1.98%                     08/23/18  150,000,000  149,811,497
(y)++Archer-Daniels-Midland Co.             1.98%                     08/27/18   75,000,000   74,888,625
(r)++Australia & New Zealand Banking Group  2.26% (US0001M + 16 bps)  08/07/18   60,000,000   60,003,420
(y)++Australia & New Zealand Banking Group  2.21%                     09/05/18  100,000,000   99,798,800
(r)++Australia & New Zealand Banking Group  2.27% (US0001M + 20 bps)  11/29/18  100,000,000  100,012,700
(y)++Bank Nederlandse Gemeenten             1.93%                     08/01/18  200,000,000  199,989,261
(y)++Bank Nederlandse Gemeenten             2.00%                     08/10/18   69,750,000   69,711,463
(y)Banque Et Caisse d'Epargne de l'Etat     2.09%                     08/01/18  128,000,000  127,993,166
(y)Banque Et Caisse d'Epargne de l'Etat     2.15%                     09/17/18  150,000,000  149,590,001
(y)Banque Et Caisse d'Epargne de l'Etat     2.12%                     09/20/18   65,000,000   64,809,388
(y)Banque Et Caisse d'Epargne de l'Etat     2.14%                     09/25/18  110,000,000  109,640,154
(y)Banque Et Caisse d'Epargne de l'Etat     2.17%                     10/04/18  127,000,000  126,507,452
(y)Banque Et Caisse d'Epargne de l'Etat     2.20%                     10/17/18   17,000,000   16,919,114
(y)++Chevron Corp.                          1.92%                     08/07/18   82,200,000   82,169,727
(y)++Chevron Corp.                          2.05%                     08/17/18   50,000,000   49,954,809
(y)++Chevron Corp.                          1.90%                     08/21/18   70,920,000   70,840,487
(y)++Chevron Corp.                          1.90%                     08/22/18   42,762,000   42,711,721
(y)++Chevron Corp.                          1.96%                     09/12/18   70,000,000   69,834,533
(y)++Coca-Cola Co.                          1.97%                     08/03/18   64,227,000   64,216,697
(y)++Coca-Cola Co.                          2.01%                     08/17/18   25,000,000   24,977,015
(y)++Coca-Cola Co.                          2.08%                     08/28/18   29,050,000   29,005,195
(y)++Colgate-Palmolive Co.                  1.88%                     08/06/18   30,000,000   29,990,455
(y)++Commonwealth Bank of Australia         2.20%                     09/07/18  100,000,000   99,782,133
(r)++Commonwealth Bank of Australia         2.28% (US0001M + 19 bps)  10/05/18  120,000,000  120,035,280
(r)++Commonwealth Bank of Australia         2.30% (US0001M + 23 bps)  12/13/18  150,000,000  150,029,100
(y)++Emerson Electric Co.                   2.03%                     08/10/18   10,175,000   10,169,534
(y)++Erste Abwicklungsanstalt               2.12%                     08/22/18   32,000,000   31,961,006
(y)++Erste Abwicklungsanstalt               2.27%                     09/13/18   50,000,000   49,871,850
(y)++Erste Abwicklungsanstalt               2.27%                     09/21/18  100,000,000   99,693,344
(y)++Erste Abwicklungsanstalt               2.26%                     10/19/18   83,000,000   82,588,689
(y)Exxon Mobil Corp.                        1.88%                     08/09/18   65,000,000   64,969,483
(y)Exxon Mobil Corp.                        1.96%                     09/12/18   30,000,000   29,929,802
(y)General Electric Capital Corp.           1.97%                     08/15/18  300,000,000  299,756,249
(y)++Honeywell International, Inc.          1.98%                     08/08/18   42,519,000   42,500,755
(y)++Honeywell International, Inc.          2.00%                     08/09/18  100,000,000   99,951,700
(y)++Hydro-Quebec                           1.99%                     09/10/18  150,000,000  149,659,017
(y)++Hydro-Quebec                           2.01%                     09/24/18  150,000,000  149,535,251
(y)++IBM Corp.                              2.13%                     09/25/18  248,000,000  247,216,485
(y)++Intel Corp.                            2.00%                     08/01/18   77,500,000   77,495,906
(y)++Intel Corp.                            2.03%                     08/20/18   64,000,000   63,931,129
(y)++Intel Corp.                            1.95%                     08/22/18   40,560,000   40,511,839
(y)++Intel Corp.                            1.95%                     08/28/18   48,735,000   48,660,592
(y)++John Deere Capital Corp.               2.02%                     08/16/18   70,619,000   70,558,016
(y)++Kreditanstalt Fur Wiederaufbau         2.15%                     08/03/18   35,675,000   35,669,200
(y)++Kreditanstalt Fur Wiederaufbau         2.19%                     09/13/18   34,000,000   33,914,479
(y)++Kreditanstalt Fur Wiederaufbau         2.17%                     09/18/18  200,000,000  199,435,956
(y)++Kreditanstalt Fur Wiederaufbau         2.14%                     09/20/18  100,000,000   99,705,758

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                             Rate            Maturity Face Amount $ Fair Value $
--------------------                                             ----            -------- ------------- ------------
COMMERCIAL PAPER - 62.9% (CONTINUED)
(y)++Kreditanstalt Fur Wiederaufbau                    2.13%                     10/05/18   60,000,000   59,766,910
(y)++Kreditanstalt Fur Wiederaufbau                    2.14%                     10/12/18  150,000,000  149,349,692
(y)++Kreditanstalt Fur Wiederaufbau                    2.14%                     10/16/18   80,000,000   79,632,111
(y)++Landesbank Hessen-Thuri                           2.20%                     08/02/18  150,000,000  149,983,634
(y)++Landesbank Hessen-Thuri                           2.19%                     08/13/18   25,000,000   24,982,107
(y)++Landesbank Hessen-Thuri                           2.01%                     09/10/18   85,000,000   84,803,678
(y)++Landesbank Hessen-Thuri                           2.12%                     09/11/18  200,000,000  199,526,334
(y)++Landesbank Hessen-Thuri                           2.21%                     10/17/18  100,000,000   99,540,667
(y)++Landesbank Hessen-Thuri                           2.15%                     10/29/18  100,000,000   99,460,000
(y)++Merck & Co., Inc.                                 1.98%                     08/08/18  100,000,000   99,957,533
(y)++National Australia Bank, Ltd.                     2.21%                     09/05/18  150,000,000  149,691,300
(y)++National Australia Bank, Ltd.                     2.21%                     09/11/18  100,000,000   99,757,800
(r)++National Australia Bank, Ltd.                     2.25% (US0001M + 18 bps)  09/13/18  150,000,000  150,037,500
(y)++National Australia Bank, Ltd.                     2.23%                     10/05/18   20,000,000   19,921,167
(r)++National Australia Bank, Ltd.                     2.25% (US0001M + 18 bps)  10/12/18   40,000,000   40,010,440
(y)National Rural Utilities Cooperative Finance Corp.  1.94%                     08/01/18   20,000,000   19,998,921
(y)National Rural Utilities Cooperative Finance Corp.  2.00%                     08/15/18   50,000,000   49,959,167
(y)National Rural Utilities Cooperative Finance Corp.  1.98%                     08/22/18   20,000,000   19,975,812
(y)++Nederlandse Waterschapsbank NV                    2.02%                     09/05/18  200,000,000  199,590,000
(y)++Nestle Capital Corp.                              2.00%                     08/07/18   50,000,000   49,981,528
(y)++Nestle Capital Corp.                              2.18%                     10/10/18  100,000,000   99,591,750
(y)++Nestle Capital Corp.                              2.23%                     10/11/18   75,000,000   74,688,900
(y)++Nestle Capital Corp.                              2.23%                     10/12/18  200,000,000  199,157,256
(y)++Nordea Bank AB                                    2.24%                     09/17/18   50,000,000   49,863,734
(y)++Nordea Bank AB                                    2.23%                     09/20/18  200,000,000  199,416,900
(y)++Novartis Finance Corp.                            1.94%                     08/01/18   19,700,000   19,698,959
(y)++Novartis Finance Corp.                            2.01%                     08/07/18   67,000,000   66,975,117
(y)++NRW.Bank                                          2.20%                     08/01/18  200,000,000  199,989,399
(y)++NRW.Bank                                          2.20%                     08/06/18  100,000,000   99,967,900
(y)++NRW.Bank                                          2.14%                     08/10/18  150,000,000  149,919,125
(y)++NRW.Bank                                          2.11%                     08/17/18  200,000,000  199,813,661
(y)Oesterreich Kontrollbank                            1.94%                     08/06/18   12,590,000   12,585,952
(y)Oesterreich Kontrollbank                            2.14%                     10/09/18   75,000,000   74,691,271
(y)Oesterreich Kontrollbank                            2.14%                     10/16/18   37,251,000   37,080,335
(y)++Oversea-Chinese Banking Corp., Ltd.               2.04%                     08/21/18  113,000,000  112,872,781
(r)Oversea-Chinese Banking Corp., Ltd.                 2.36% (US0001M + 28 bps)  11/05/18   30,000,000   30,013,710
(y)PACCAR Financial Corp.                              2.02%                     08/03/18   20,500,000   20,496,677
(y)PACCAR Financial Corp.                              1.95%                     08/06/18   40,000,000   39,987,007
(y)PACCAR Financial Corp.                              1.96%                     08/20/18   30,000,000   29,967,117
(y)PACCAR Financial Corp.                              1.96%                     08/21/18   35,000,000   34,959,657
(y)PACCAR Financial Corp.                              1.95%                     08/22/18   21,000,000   20,974,603
(y)++Pfizer, Inc.                                      2.11%                     10/15/18   22,550,000   22,450,600
(y)++Province of Quebec                                1.96%                     08/24/18  150,000,000  149,804,000
(y)++Province of Quebec                                1.98%                     09/04/18  200,000,000  199,612,666
(y)++Province of Quebec                                2.01%                     09/27/18  150,000,000  149,509,901
(y)++PSP Capital, Inc.                                 2.08%                     08/03/18   49,200,000   49,192,107
(y)++PSP Capital, Inc.                                 2.01%                     08/08/18  125,000,000  124,946,361
(y)++PSP Capital, Inc.                                 2.04%                     08/14/18   85,000,000   84,935,905
(y)++PSP Capital, Inc.                                 2.04%                     08/15/18  100,000,000   99,919,167
(y)++PSP Capital, Inc.                                 2.08%                     08/24/18  200,000,000  199,739,465
(y)++PSP Capital, Inc.                                 2.16%                     10/24/18   75,000,000   74,625,115
(y)++Roche Holdings, Inc.                              2.00%                     08/20/18   24,000,000   23,974,173
(y)++Roche Holdings, Inc.                              2.05%                     09/05/18   40,000,000   39,920,640
(y)++Sanofi                                            2.23%                     09/14/18   75,000,000   74,807,344
(y)++Siemens Capital Co. LLC                           2.00%                     08/02/18   97,000,000   96,989,739
(y)++Siemens Capital Co. LLC                           1.94%                     08/07/18  105,000,000  104,961,004
(y)++Siemens Capital Co. LLC                           1.93%                     08/28/18  200,000,000  199,698,534
(y)++Siemens Capital Co. LLC                           2.03%                     09/04/18   56,195,000   56,087,808
(y)++Simon Property GRP, LP                            2.04%                     09/12/18   55,250,000   55,115,176
(y)++Skandinaviska Enskilda Banken AB                  1.92%                     08/27/18  200,000,000  199,711,700
(y)++Skandinaviska Enskilda Banken AB                  2.20%                     10/05/18  100,000,000   99,624,533
(y)++Statoil ASA                                       2.03%                     08/02/18  200,000,000  199,978,843
(y)++Statoil ASA                                       2.03%                     08/03/18  200,000,000  199,968,249
(y)++Sumitomo Mitsui Bank Corp.                        2.06%                     08/08/18  100,000,000   99,956,533
(y)++Sumitomo Mitsui Bank Corp.                        1.97%                     08/27/18   50,000,000   49,925,225
(y)++Sumitomo Mitsui Bank Corp.                        1.97%                     09/06/18  100,000,000   99,793,006
(y)++Sumitomo Mitsui Bank Corp.                        2.28%                     10/15/18  200,000,000  199,082,934
(y)Swedbank AB                                         2.22%                     09/19/18  200,000,000  199,459,166

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                  Rate            Maturity Face Amount $   Fair Value $
--------------------                                                  ----            -------- -------------- --------------
COMMERCIAL PAPER - 62.9% (CONTINUED)
(y)Swedbank AB                                              2.23%                     09/24/18    200,000,000    199,404,778
(y)Swedbank AB                                              2.21%                     10/03/18     50,000,000     49,823,734
(y)Swedish Export Credit Corp.                              1.95%                     08/01/18     75,000,000     74,996,038
(r)++Toronto Dominion Bank NY                               2.27% (US0001M + 20 bps)  11/14/18    150,000,000    150,028,950
(r)++Toronto Dominion Bank NY                               2.39% (US0001M + 30 bps)  12/03/18     50,000,000     50,022,900
(r)++Toronto Dominion Bank NY                               2.39% (US0001M + 23 bps)  12/03/18    200,000,000    200,042,399
(r)++Toronto Dominion Bank NY                               2.47% (US0001M + 40 bps)  03/15/19    100,000,000    100,112,900
(r)++Toronto Dominion Bank NY                               2.61% (US0003M + 27 bps)  03/26/19     45,000,000     45,049,153
(r)++Toronto Dominion Bank NY                               2.35% (US0001M + 27 bps)  05/23/19     80,000,000     80,003,760
(y)++Total Capital Canada, Ltd.                             1.90%                     08/01/18    100,000,000     99,994,653
(y)++Total Capital Canada, Ltd.                             2.13%                     08/08/18     83,000,000     82,963,941
(y)++Total Capital Canada, Ltd.                             2.00%                     08/14/18    100,000,000     99,922,806
(y)++Total Capital Canada, Ltd.                             2.16%                     09/07/18     80,000,000     79,825,285
(y)++Total Capital Canada, Ltd.                             2.19%                     10/01/18     75,000,000     74,720,871
(y)++Total Capital Canada, Ltd.                             2.13%                     10/04/18     50,000,000     49,804,820
(y)++Total Capital Canada, Ltd.                             2.19%                     10/24/18    199,100,000    198,080,829
(y)Toyota Motor Credit Corp.                                2.32%                     08/02/18    150,000,000    149,984,634
(r)Toyota Motor Credit Corp.                                2.31% (US0001M + 24 bps)  03/12/19    150,000,000    149,995,800
(r)Toyota Motor Credit Corp.                                2.42% (US0003M + 8 bps)   04/08/19    140,000,000    139,971,096
(y)++United Overseas Bank                                   2.02%                     08/16/18    100,000,000     99,912,756
(y)++United Overseas Bank                                   2.25%                     08/29/18    225,000,000    224,634,781
(r)++Westpac Banking Corp.                                  2.45% (US0003M + 11 bps)  10/05/18    100,000,000    100,061,100
(r)++Westpac Banking Corp.                                  2.28% (US0001M + 19 bps)  10/05/18     25,000,000     25,007,425
(r)++Westpac Banking Corp.                                  2.27% (US0001M + 20 bps)  11/29/18     50,000,000     50,006,350
                                                                                               -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $13,934,668,285)                                                  13,957,876,000 13,935,200,302
                                                                                               -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 8.0%
(r)Rabobank Nederland NY                                    2.31% (US0001M + 22 bps)  09/04/18    100,000,000    100,026,300
(r)Rabobank Nederland NY                                    2.27% (US0001M + 18 bps)  10/05/18    100,000,000    100,027,500
(r)Rabobank Nederland NY                                    2.27% (US0001M + 18 bps)  11/02/18     75,000,000     75,015,450
(r)Rabobank Nederland NY                                    2.28% (US0001M + 20 bps)  12/18/18     75,000,000     75,008,025
(r)Rabobank Nederland NY                                    2.35% (US0001M + 27 bps)  02/11/19     50,000,000     50,023,250
(r)Rabobank Nederland NY                                    2.53% (US0003M + 20 bps)  03/12/19    100,000,000    100,072,384
(r)Royal Bank of Canada NY                                  2.51% (US0001M + 44 bps)  09/17/18    200,000,000    200,120,400
(r)Royal Bank of Canada NY                                  2.47% (US0003M + 13 bps)  10/04/18     25,000,000     25,016,175
(r)Royal Bank of Canada NY                                  2.34% (US0001M + 25 bps)  11/06/18    100,000,000    100,037,300
(r)Royal Bank of Canada NY                                  2.37% (US0001M + 30 bps)  11/29/18     60,000,000     60,025,680
(r)Royal Bank of Canada NY                                  2.33% (US0001M + 23 bps)  12/07/18     75,000,000     75,015,525
(r)Royal Bank of Canada NY                                  2.32% (US0001M + 24 bps)  12/19/18    150,000,000    150,035,250
(r)Royal Bank of Canada NY                                  2.57% (US0003M + 23 bps)  04/09/19     60,000,000     60,048,827
(r)Svenska Handelsbanken NY                                 2.28% (US0001M + 18 bps)  08/08/18    150,000,000    150,010,350
(r)Svenska Handelsbanken NY                                 2.25% (US0001M + 16 bps)  09/06/18    100,000,000    100,021,300
(r)Svenska Handelsbanken NY                                 2.23% (US0001M + 16 bps)  09/12/18    150,000,000    150,033,000
(r)Svenska Handelsbanken NY                                 2.39% (US0001M + 30 bps)  12/10/18     75,000,000     75,039,975
(r)Toronto Dominion Bank NY                                 2.45% (US0003M + 11 bps)  11/06/18     25,000,000     25,017,225
(r)Toronto Dominion Bank NY                                 2.51% (US0003M + 20 bps)  03/06/19    100,000,000    100,144,600
                                                                                               -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $1,770,000,000)                                      1,770,000,000  1,770,738,516
                                                                                               -------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES - 8.4%
(y)Federal Home Loan Bank                                   1.88%                     08/03/18    150,000,000    149,984,100
(y)Federal Home Loan Bank                                   1.86%                     08/07/18    100,000,000     99,968,200
(y)Federal Home Loan Bank                                   1.89%                     08/10/18    100,000,000     99,952,200
(y)Federal Home Loan Bank                                   1.91%                     08/14/18    100,000,000     99,931,000
(y)Federal Home Loan Bank                                   1.91%                     08/15/18    100,000,000     99,925,700
(y)Federal Home Loan Bank                                   1.92%                     08/17/18     72,000,000     71,938,872
(y)Federal Home Loan Bank                                   1.91%                     08/21/18     75,000,000     74,920,425
(y)Federal Home Loan Bank                                   1.92%                     08/24/18    145,000,000    144,823,100
(y)Federal Home Loan Bank                                   1.91%                     08/31/18     75,000,000     74,880,600
(y)Federal Home Loan Bank                                   1.92%                     09/14/18    100,000,000     99,765,300
(y)Federal Home Loan Bank                                   1.94%                     09/21/18     75,000,000     74,796,000
(y)Federal Home Loan Bank                                   1.89%                     09/26/18     98,977,000     98,681,356
(y)Federal Home Loan Bank                                   1.92%                     09/28/18     30,400,000     30,305,973
(y)Federal Home Loan Bank                                   1.92%                     10/01/18    100,000,000     99,661,100
(y)Federal Home Loan Bank                                   1.98%                     10/12/18    100,000,000     99,600,000
(y)Federal Home Loan Bank                                   2.01%                     10/17/18     33,780,000     33,635,489
(y)Federal Home Loan Bank                                   2.00%                     10/24/18     50,000,000     49,766,650
(y)Federal Home Loan Bank                                   2.00%                     10/26/18    150,000,000    149,283,300
(y)Federal Home Loan Bank                                   2.02%                     10/31/18    100,000,000     99,494,400

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

July 31, 2018 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                         Rate   Maturity Face Amount $  Fair Value $
--------------------                                                         ------ -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 8.4% (CONTINUED)
(y)Federal National Mortgage Association                                     1.91%  08/29/18   100,000,000      99,851,400
                                                                                             ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,851,200,093)                                1,855,157,000   1,851,165,165
                                                                                             ------------- ---------------
REPURCHASE AGREEMENTS - 15.8%
Bank of America Corp. (Purchased on 07/31/2018, Proceeds at maturity
  $150,007,958, collateralized by U.S. Treasury Security, 2.63%, 06/30/23,
  market value $153,000,078)                                                 1.91%  08/01/18   150,000,000     150,000,000
Barclays Capital, Inc. (Purchased on 07/31/2018, Proceeds at maturity
  $800,042,444, collateralized by U.S. Treasury Securities, 0.00% - 8.75%,
  08/09/18 - 12/31/24, market value $816,000,001)                            1.91%  08/01/18   800,000,000     800,000,000
Goldman Sachs & Co. (Purchased on 07/31/2018, Proceeds at maturity
  $200,010,556, collateralized by U.S. Government Agency Backed Securities,
  2.50% - 9.00%, 02/15/20 - 06/15/53, market value $204,000,000)             1.90%  08/01/18   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on 07/31/2018, Proceeds at maturity
  $350,018,569, collateralized by U.S. Treasury Security, 2.38%, 04/30/20,
  market value $357,000,000)                                                 1.91%  08/01/18   350,000,000     350,000,000
JPMorgan Securities (Purchased on 07/31/2018, Proceeds at maturity
  $400,021,333, collateralized by U.S. Government Agency Backed Securities,
  0.00% - 8.10%, 09/18/18 - 04/10/28, market value $408,001,134)             1.92%  08/01/18   400,000,000     400,000,000
Mizuho Securities USA, Inc. (Purchased on 07/31/2018, Proceeds at maturity
  $300,016,083, collateralized by U.S. Treasury Securities, 1.38% - 2.50%,
  10/31/20 - 01/31/25, market value $306,000,059)                            1.93%  08/01/18   300,000,000     300,000,000
Royal Bank of Canada (Purchased on 07/31/2018, Proceeds at maturity
  $800,042,444, collateralized by U.S. Treasury Securities, 0.00% - 7.13%,
  08/02/18 - 11/15/27, market value $816,000,041)                            1.91%  08/01/18   800,000,000     800,000,000
Toronto Dominion Bank NY (Purchased on 07/31/2018, Proceeds at maturity
  $500,026,667, collateralized by U.S. Government Agency Backed Securities,
  0.00% - 3.63%, 10/10/18 - 04/15/28, market value $510,000,052)             1.92%  08/01/18   500,000,000     500,000,000
                                                                                             ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,500,000,000)                                            3,500,000,000   3,500,000,000
                                                                                             ------------- ---------------
U.S. TREASURY OBLIGATIONS - 2.5%
(y)U.S. Treasury Bill                                                        1.84%  08/09/18   100,000,000      99,958,944
(y)U.S. Treasury Bill                                                        1.89%  09/27/18   100,000,000      99,701,542
(y)U.S. Treasury Bill                                                        1.94%  10/04/18   100,000,000      99,659,111
(y)U.S. Treasury Bill                                                        1.93%  10/11/18   100,000,000      99,617,635
(y)U.S. Treasury Bill                                                        1.96%  10/25/18   150,000,000     149,305,833
                                                                                             ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $548,248,067)                                            550,000,000     548,243,065
                                                                                             ------------- ---------------
TOTAL INVESTMENTS (Cost $22,147,826,140) - 100.0%                                                          $22,149,075,126
                                                                                                           ===============

AB--Aktiebolag (Swedish Stock Company)
ASA--Allmennaksjeselskap (Norwegian Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NV --Naamloze Vennootschap (Dutch Stock Company)
NY--New York Shares
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at July 31, 2018 was $11,537,931,851 which represented 52.1% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of July 31, 2018.
(y) The rate shown is the effective yield.

Summary of inputs used to value the Fund's investments as of July 31, 2018 is as follows (See Security Valuation Note):

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds                     $        -- $   201,041,302 $        --
    Yankee Bonds                                 --     342,686,776          --
    Commercial Paper                             --  13,935,200,302          --
    Yankee Certificates of Deposit               --   1,770,738,516          --
    U.S. Government Agency Securities            --   1,851,165,165          --
    Repurchase Agreements                        --   3,500,000,000          --
    U.S. Treasury Obligations                    --     548,243,065          --
                                        ----------- --------------- -----------
        Total Investments               $        -- $22,149,075,126 $        --
                                        =========== =============== ===========

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2018, the Trust consisted of eleven operational portfolios, which are included in this document. Ten are "Master Funds" in a master-feeder structure (collectively, the "Series") and one is a stand-alone fund, The DFA Short Term Investment Fund (the "Fund").

SECURITY VALUATION

The Series and the Fund utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3--significant unobservable inputs (including the Series' and the Fund's own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities. These securities are generally categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series and the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the

International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Trust recognizes transfers between the levels as of the end of the period. As of July 31, 2018, The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $119,939 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

FINANCIAL INSTRUMENTS

In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

2. INTEREST RATE AND CREDIT RISKS: The Fund invests primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

3. REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

4. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At July 31, 2018, the total cost of securities for federal income tax purposes was:

                                                             FEDERAL
                                                             TAX COST
                                                            -----------
         The U.S. Large Cap Value Series................... $21,779,855
         The DFA International Value Series................  12,292,564
         The Japanese Small Company Series.................   3,571,458
         The Asia Pacific Small Company Series.............   2,028,796
         The United Kingdom Small Company Series...........   2,103,548
         The Continental Small Company Series..............   5,304,586
         The Canadian Small Company Series.................   1,571,211
         The Emerging Markets Series.......................   4,210,963
         The Emerging Markets Small Cap Series.............   7,080,737
         The Tax-Managed U.S. Marketwide Value Series......   3,975,126
         The DFA Short Term Investment Fund................  22,147,826

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

OTHER

The Series and the Fund are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; that request is pending.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

   (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: September 28, 2018


By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: September 28, 2018


By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: September 28, 2018


By:  /s/ Gregory K. Hinkle
     ---------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: September 28, 2018